The Hartford Balanced Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 42.9%
	Automobiles & Components - 0.3%
320,630	Cie Generale des Etablissements Michelin SCA	$35,444,797

	Banks - 5.8%
5,919,872	Bank of America Corp.	181,621,673
1,113,269	BB&T Corp.	57,366,751
2,378,456	JP Morgan Chase & Co.	275,900,896
410,132	M&T Bank Corp.	67,364,181
540,230	PNC Financial Services Group, Inc.	77,198,867
1,104,124	U.S. Bancorp	63,100,687

		722,553,055

	Capital Goods - 3.3%
220,316	3M Co.	38,493,611
6,474,642	BAE Systems plc	43,015,767
521,559	Caterpillar, Inc.	68,673,674
1,106,786	Eaton Corp. plc	90,966,741
385,640	Lockheed Martin Corp.	139,667,239
272,485	Vinci S.A.	28,028,821

		408,845,853

	Consumer Services - 0.3%
169,674	McDonald’s Corp.	35,753,705

	Diversified Financials - 0.2%
54,328	BlackRock, Inc.	25,408,119

	Energy - 4.6%
1,185,414	Chevron Corp.	145,936,317
1,828,921	Exxon Mobil Corp.	135,998,566
2,609,366	Kinder Morgan, Inc.	53,805,127
305,882	Phillips 66	31,371,258
4,015,902	Suncor Energy, Inc.	115,256,387
1,740,069	TC Energy Corp.	85,197,196

		567,564,851

	Food & Staples Retailing - 0.2%
306,845	Sysco Corp.	21,040,362

	Food, Beverage & Tobacco - 3.2%
1,058,177	Archer-Daniels-Midland Co.	43,469,911
1,203,280	Coca-Cola Co.	63,328,627
1,190,922	Mondelez International, Inc. Class A	63,702,418
430,983	Nestle S.A.	45,721,769
442,093	PepsiCo., Inc.	56,503,906
1,564,899	Philip Morris International, Inc.	130,841,205

		403,567,836

	Health Care Equipment & Services - 1.7%
1,887,288	Koninklijke Philips N.V.	88,533,917
1,160,615	Medtronic plc	118,313,093

		206,847,010

	Household & Personal Products - 1.6%
623,107	Procter & Gamble Co.	73,551,550
2,078,090	Unilever N.V.	119,988,917

		193,540,467

	Insurance - 2.9%
962,170	American International Group, Inc.	53,871,898
409,020	Chubb Ltd.	62,514,617
2,494,014	MetLife, Inc.	123,254,172
894,848	Principal Financial Group, Inc.	51,936,978
486,904	Travelers Cos., Inc.	71,389,864

		362,967,529

	Materials - 0.9%
893,925	Dow, Inc.*	43,301,727

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,158,091	Nutrien Ltd.	$63,474,968

		106,776,695

	Media & Entertainment - 1.1%
3,240,321	Comcast Corp. Class A	139,884,658

	Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
1,412,392	AstraZeneca plc ADR	61,311,937
1,178,717	Bristol-Myers Squibb Co.	52,346,822
430,331	Eli Lilly & Co.	46,884,563
783,696	Johnson & Johnson	102,052,893
535,369	Merck & Co., Inc.	44,430,273
827,888	Novartis AG	75,916,355
4,691,455	Pfizer, Inc.	182,216,112
253,639	Roche Holding AG	67,890,300

		633,049,255

	Real Estate - 1.0%
910,902	Crown Castle International Corp. REIT	121,386,800

	Retailing - 0.8%
493,713	Home Depot, Inc.	105,501,531

	Semiconductors & Semiconductor Equipment - 2.5%
382,943	Analog Devices, Inc.	44,980,485
2,264,451	Intel Corp.	114,467,998
413,950	KLA-Tencor Corp.	56,429,664
875,591	Maxim Integrated Products, Inc.	51,826,231
351,319	Texas Instruments, Inc.	43,918,388

		311,622,766

	Technology Hardware & Equipment - 1.7%
3,666,588	Cisco Systems, Inc.	203,128,975
81,400	Corning, Inc.	2,503,050

		205,632,025

	Telecommunication Services - 1.6%
884,492	BCE, Inc.	39,969,013
2,902,671	Verizon Communications, Inc.	160,430,626

		200,399,639

	Transportation - 0.5%
356,373	Union Pacific Corp.	64,129,321

	Utilities - 3.6%
795,365	American Electric Power Co., Inc.	69,841,001
1,221,850	Dominion Energy, Inc.	90,771,237
621,378	Duke Energy Corp.	53,885,900
972,006	Eversource Energy	73,736,375
325,682	NextEra Energy, Inc.	67,471,540
611,621	Sempra Energy	82,831,832
240,715	Xcel Energy, Inc.	14,349,021

		452,886,906

	Total Common Stocks (cost $4,489,843,401)	$5,324,803,180

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 8.30%(1)	777,620

	Total Preferred Stocks (cost $773,012)	$777,620

Corporate Bonds - 45.9%
	Advertising - 0.0%
	Lamar Media Corp.
$1,715,000	5.75%, 02/01/2026	1,808,811

	Aerospace/Defense - 0.9%
	BAE Systems plc
4,220,000	4.75%, 10/11/2021(2)	4,403,223
	Boeing Co.
390,000	2.85%, 10/30/2024	395,347

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$18,750,000	3.25%, 02/01/2035	$18,875,917
	DAE Funding LLC
670,000	4.50%, 08/01/2022(2)	681,926
1,365,000	5.00%, 08/01/2024(2)	1,437,959
	Embraer Netherlands Finance B.V.
740,000	5.05%, 06/15/2025	801,982
	L3Harris Technologies, Inc.
6,650,000	3.85%, 06/15/2023(2)	6,950,879
7,545,000	4.40%, 06/15/2028(2)	8,322,952
	Lockheed Martin Corp.
11,120,000	3.55%, 01/15/2026	11,857,063
5,800,000	3.60%, 03/01/2035	6,100,886
6,025,000	4.50%, 05/15/2036	6,977,302
	Raytheon Co.
2,435,000	4.70%, 12/15/2041	2,907,545
	TransDigm, Inc.
5,345,000	6.25%, 03/15/2026(2)	5,605,569
	United Technologies Corp.
13,440,000	2.80%, 05/04/2024	13,654,093
5,000,000	3.75%, 11/01/2046	5,202,319
8,945,000	3.95%, 08/16/2025	9,629,767
1,925,000	4.50%, 06/01/2042	2,207,262
2,590,000	4.63%, 11/16/2048	3,067,228
5,300,000	5.70%, 04/15/2040	6,873,503
1,890,000	6.13%, 07/15/2038	2,524,704

		118,477,426

	Agriculture - 0.7%
	Altria Group, Inc.
7,655,000	3.80%, 02/14/2024	7,969,229
6,870,000	3.88%, 09/16/2046	6,143,554
1,560,000	4.25%, 08/09/2042	1,518,328
3,325,000	4.40%, 02/14/2026	3,546,519
7,730,000	4.80%, 02/14/2029	8,341,202
11,575,000	5.38%, 01/31/2044	12,698,899
	BAT Capital Corp.
16,380,000	3.22%, 08/15/2024	16,513,181
2,415,000	4.39%, 08/15/2037	2,327,502
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(2)	6,554,784
6,090,000	3.75%, 07/21/2022(2)	6,256,455
	Philip Morris International, Inc.
5,000,000	2.63%, 03/06/2023	5,026,817
1,230,000	4.13%, 03/04/2043	1,275,998
	Reynolds American, Inc.
750,000	4.45%, 06/12/2025	794,927
2,905,000	5.85%, 08/15/2045	3,185,592
1,535,000	6.15%, 09/15/2043	1,730,183

		83,883,170

	Airlines - 0.2%
	Bombardier, Inc.
4,255,000	6.13%, 01/15/2023(2)	4,318,825
	Continental Airlines, Inc.
1,710	6.90%, 10/19/2023	1,776
	Delta Air Lines, Inc.
8,565,000	3.63%, 03/15/2022	8,731,422
16,350,000	3.80%, 04/19/2023	16,864,545

		29,916,568

	Auto Manufacturers - 0.7%
	Ford Motor Co.
8,050,000	4.75%, 01/15/2043	6,998,505
	Ford Motor Credit Co. LLC
2,405,000	4.13%, 08/04/2025	2,397,246
16,975,000	4.54%, 08/01/2026(3)	17,119,207
12,225,000	5.11%, 05/03/2029	12,458,124

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		General Motors Co.
	$9,235,000	5.15%, 04/01/2038	$9,284,836
	4,930,000	5.20%, 04/01/2045	4,812,887
	5,585,000	5.95%, 04/01/2049	5,967,774
	4,850,000	6.25%, 10/02/2043	5,253,083
		General Motors Financial Co., Inc.
	10,985,000	3.50%, 11/07/2024	11,046,875
	390,000	4.00%, 10/06/2026	393,799
	10,545,000	4.35%, 01/17/2027	10,799,689
		Volkswagen Group of America Finance LLC
	6,885,000	3.88%, 11/13/2020(2)	7,000,231

			93,532,256

		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
EUR	1,930,000	3.50%, 08/15/2024(4)	1,714,550
		Adient U.S. LLC
	$790,000	7.00%, 05/15/2026(2)	801,850
		Delphi Technologies plc
	430,000	5.00%, 10/01/2025(2)	377,325
		Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
	775,000	8.50%, 05/15/2027(2)	787,594

			3,681,319

		Beverages - 1.4%
		Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
	12,100,000	3.65%, 02/01/2026	12,761,750
	9,105,000	4.70%, 02/01/2036	10,145,902
	24,356,000	4.90%, 02/01/2046	27,658,240
		Anheuser-Busch InBev Finance, Inc.
	71,000	4.00%, 01/17/2043	71,483
		Anheuser-Busch InBev Worldwide, Inc.
	9,174,000	3.75%, 07/15/2042	8,950,774
	18,930,000	4.15%, 01/23/2025	20,375,403
	7,095,000	4.38%, 04/15/2038	7,662,034
	4,750,000	4.60%, 04/15/2048	5,179,535
	10,135,000	4.75%, 04/15/2058	11,220,783
	1,429,000	5.45%, 01/23/2039	1,729,640
		Coca-Cola Icecek AS
	395,000	4.22%, 09/19/2024(4)	386,716
		Constellation Brands, Inc.
	36,850,000	2.00%, 11/07/2019	36,785,640
	3,680,000	3.20%, 02/15/2023	3,755,847
	7,000,000	3.60%, 02/15/2028	7,300,573
		Molson Coors Brewing Co.
	15,580,000	3.00%, 07/15/2026	15,543,813
	1,420,000	4.20%, 07/15/2046	1,373,885
	1,315,000	5.00%, 05/01/2042	1,429,993

			172,332,011

		Biotechnology - 0.2%
		Amgen, Inc.
	4,790,000	3.63%, 05/22/2024	5,026,485
	7,025,000	4.40%, 05/01/2045	7,507,201
	3,075,000	4.56%, 06/15/2048	3,359,240
		Gilead Sciences, Inc.
	7,150,000	3.50%, 02/01/2025	7,495,415
	1,375,000	4.60%, 09/01/2035	1,577,289

			24,965,630

		Chemicals - 0.8%
		Braskem Netherlands Finance B.V.
	1,365,000	4.50%, 01/10/2028(4)	1,378,241
		Celanese U.S. Holdings LLC
	2,225,000	3.50%, 05/08/2024	2,285,306
		CF Industries, Inc.
	245,000	4.95%, 06/01/2043	223,869

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$1,361,000	5.15%, 03/15/2034	$1,343,988
	390,000	5.38%, 03/15/2044	366,600
		Chemours Co.
	880,000	5.38%, 05/15/2027	774,400
		Dow Chemical Co. (The)
	390,000	3.00%, 11/15/2022	394,688
	9,415,000	4.55%, 11/30/2025(2)	10,220,236
		DuPont de Nemours, Inc.
	13,215,000	4.21%, 11/15/2023	14,067,846
	11,965,000	4.73%, 11/15/2028	13,459,642
		Methanex Corp.
	3,855,000	3.25%, 12/15/2019	3,858,239
	10,290,000	4.25%, 12/01/2024	10,510,710
	3,027,000	5.65%, 12/01/2044	2,919,790
		Nutrien Ltd.
	395,000	3.00%, 04/01/2025	397,503
	375,000	3.50%, 06/01/2023	383,844
	8,655,000	4.20%, 04/01/2029	9,341,175
		OCP S.A.
	3,919,000	4.50%, 10/22/2025(4)	4,070,861
	2,770,000	5.63%, 04/25/2024(4)	3,012,613
		Praxair, Inc.
	390,000	2.65%, 02/05/2025	395,299
		SABIC Capital II B.V.
	5,030,000	4.00%, 10/10/2023(2)	5,266,712
		Sherwin-Williams Co.
	7,535,000	2.25%, 05/15/2020	7,521,835
	6,245,000	2.75%, 06/01/2022	6,291,050
	760,000	3.45%, 08/01/2025	783,563
	950,000	4.55%, 08/01/2045	1,009,560
		Syngenta Finance N.V.
	3,375,000	4.89%, 04/24/2025(2)	3,534,820

			103,812,390

		Coal - 0.0%
		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
	2,715,000	12.00%, 11/01/2021	407,250
		Foresight Energy LLC / Foresight Energy Finance Corp.
	3,405,000	11.50%, 04/01/2023(2)(5)	1,242,825

			1,650,075

		Commercial Banks - 10.3%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	400,000	6.75%, 02/18/2020, (6.75% fixed rate until 02/18/2020; 5 year EUR Swap + 6.604% thereafter)(4)(6)(7)	452,096
	1,600,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(4)(6)(7)	1,966,104
		Banco de Sabadell S.A.
	2,600,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(4)(6)(7)	2,893,525
		Banco do Brasil S.A.
	$845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(2)(7)	881,335
	1,680,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)(7)	1,759,800
	210,000	4.88%, 04/19/2023(2)	220,502
		Bank of America Corp.
	18,260,000	2.50%, 10/21/2022	18,269,409
	19,950,000	2.82%, 07/21/2023, (2.82% fixed rate until 07/21/2022; 3 mo. USD LIBOR + 0.930% thereafter)(7)	20,109,828
	3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(7)	3,784,796
	15,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(7)	15,559,735
	7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(7)	7,610,045
	9,905,000	3.28%, 04/24/2023, 3 mo. USD LIBOR + 1.000%(7)	9,989,735

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$15,020,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(7)	$15,449,176
1,530,000	3.46%, 03/15/2025, (3.46% fixed rate until 03/15/2024; 3 mo. USD LIBOR + 0.970% thereafter)(7)	1,581,263
7,025,000	3.56%, 04/23/2027, (3.56% fixed rate until 04/23/2026; 3 mo. USD LIBOR + 1.060% thereafter)(7)	7,323,144
9,280,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(7)	9,752,409
9,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(7)	10,119,439
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(7)	5,257,885
4,795,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(7)	5,137,974
5,895,000	4.00%, 01/22/2025	6,187,667
4,260,000	4.10%, 07/24/2023	4,520,875
2,450,000	4.20%, 08/26/2024	2,600,767
5,000,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(7)	5,560,174
5,195,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.52% thereafter)(7)	5,897,143
1,760,000	5.00%, 01/21/2044	2,166,893
9,525,000	7.75%, 05/14/2038	14,296,236
	Bank of Montreal
24,100,000	2.90%, 03/26/2022	24,416,512
	Bank of New York Mellon Corp.
15,380,000	2.20%, 08/16/2023	15,281,212
4,525,000	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634% thereafter)(7)	4,556,675
8,855,000	3.32%, 10/30/2023, 3 mo. USD LIBOR + 1.050%(1)	9,012,400
	Barclays plc
2,205,000	3.68%, 01/10/2023	2,228,518
28,030,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(7)	28,318,461
	BB&T Corp.
15,195,000	2.50%, 08/01/2024	15,174,599
16,265,000	3.05%, 06/20/2022	16,559,466
	Capital One Financial Corp.
9,840,000	3.75%, 07/28/2026	10,081,005
	Citibank NA
1,495,000	3.65%, 01/23/2024	1,566,580
	Citigroup, Inc.
6,550,000	2.70%, 10/27/2022	6,585,425
5,290,000	2.90%, 12/08/2021	5,349,683
7,420,000	3.14%, 01/24/2023, (3.14% fixed rate until 01/24/2022; 3 mo. USD LIBOR + 0.722% thereafter)(7)	7,517,406
4,945,000	3.20%, 10/21/2026	5,053,639
17,135,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(7)	17,594,546
10,570,000	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151% thereafter)(7)	10,909,798
14,050,000	3.63%, 05/17/2024, 3 mo. USD LIBOR + 1.100%(1)	14,195,126
38,350,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(7)	40,979,158
7,440,000	4.30%, 11/20/2026	7,932,825
8,145,000	4.45%, 09/29/2027	8,781,647
2,585,000	4.60%, 03/09/2026	2,792,703
1,124,000	4.65%, 07/30/2045	1,311,885
2,025,000	4.65%, 07/23/2048	2,382,512
	Credit Agricole S.A.
2,900,000	3.75%, 04/24/2023(2)	3,007,258
890,000	7.88%, 01/23/2024, (7.88% fixed rate until 01/23/2024; 5 year USD Swap + 4.898% thereafter)(2)(6)(7)	982,338
1,030,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(2)(6)(7)	1,193,513
	Credit Suisse Group AG

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$9,580,000	3.00%, 12/14/2023, (3.00% fixed rate until 12/14/2022; 3 mo. USD LIBOR + 1.200% thereafter)(2)(7)	$9,599,900
	9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(2)(7)	10,180,149
	3,855,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(4)(6)(7)	4,059,793
		Credit Suisse Group Funding Guernsey Ltd.
	5,870,000	3.13%, 12/10/2020	5,910,794
	10,410,000	3.80%, 09/15/2022	10,754,352
		Discover Bank
	6,470,000	3.35%, 02/06/2023	6,631,508
	5,855,000	4.20%, 08/08/2023	6,204,715
		Fifth Third Bank
	19,000,000	3.95%, 07/28/2025	20,476,196
		Freedom Mortgage Corp.
	3,070,000	8.13%, 11/15/2024(2)	2,670,900
		Goldman Sachs Group, Inc.
	10,375,000	2.35%, 11/15/2021	10,336,984
	9,635,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(7)	9,694,178
	14,115,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(7)	14,221,714
	18,660,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(7)	19,048,018
	7,870,000	3.50%, 01/23/2025	8,134,131
	9,820,000	3.50%, 11/16/2026	10,091,318
	7,105,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(7)	7,385,865
	6,800,000	3.85%, 01/26/2027	7,134,454
	21,760,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(7)	22,605,064
	6,425,000	4.13%, 11/29/2023, 3 mo. USD LIBOR + 1.600%(1)	6,616,941
	2,625,000	4.80%, 07/08/2044	3,054,591
	1,835,000	5.15%, 05/22/2045	2,126,621
		Grupo Aval Ltd.
	2,015,000	4.75%, 09/26/2022(4)	2,057,839
		HSBC Holdings plc
	5,300,000	2.65%, 01/05/2022	5,306,108
	10,575,000	3.03%, 11/22/2023, (3.03% fixed rate until 11/22/2022; 3 mo. USD LIBOR + 0.923% thereafter)(7)	10,683,510
	4,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(7)	4,759,109
	13,270,000	3.60%, 05/25/2023	13,768,732
	5,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(7)	6,047,520
	7,245,000	4.25%, 03/14/2024	7,592,833
	6,755,000	4.30%, 03/08/2026	7,221,139
	5,465,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(7)	5,942,172
	4,440,000	6.80%, 06/01/2038	6,036,489
		Industrial & Commercial Bank of China Ltd.
	1,205,000	4.88%, 09/21/2025(4)	1,306,228
		International Finance Corp.
IDR	25,000,000,000	8.00%, 10/09/2023	1,872,844
		JP Morgan Chase & Co.
	$22,475,000	2.97%, 01/15/2023	22,762,192
	16,310,000	3.21%, 04/01/2023, (3.21% fixed rate until 04/01/2022; 3 mo. USD LIBOR + 0.695% thereafter)(7)	16,593,926
	13,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(7)	13,794,541
	19,950,000	3.30%, 04/01/2026	20,700,987
	8,000,000	3.51%, 10/24/2023, 3 mo. USD LIBOR + 1.230%(1)	8,132,152
	8,740,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(7)	9,255,908
	19,130,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(7)	20,025,613

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$20,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(7)	$21,621,960
10,685,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(7)	11,431,291
20,000,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(7)	21,423,828
1,500,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(7)	1,590,379
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(7)	4,523,550
	JPMorgan Chase & Co.
8,300,000	2.78%, 04/25/2023, (2.78% fixed rate until 04/25/2022; 3 mo. USD LIBOR + 0.935% thereafter)(7)	8,347,736
	JPMorgan Chase Bank NA
9,510,000	2.60%, 02/01/2021, (2.60% fixed rate until 02/01/2020; 3 mo. USD LIBOR + 0.280% thereafter)(7)	9,518,415
	Morgan Stanley
4,505,000	2.50%, 04/21/2021	4,513,584
13,795,000	2.63%, 11/17/2021	13,871,111
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(7)	7,792,888
19,430,000	2.75%, 05/19/2022	19,570,908
2,945,000	3.13%, 01/23/2023	2,999,966
8,665,000	3.13%, 07/27/2026	8,786,017
13,070,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(7)	13,575,094
8,040,000	3.63%, 01/20/2027	8,401,909
7,125,000	3.68%, 10/24/2023, 3 mo. USD LIBOR + 1.400%(1)	7,265,577
2,935,000	3.70%, 10/23/2024	3,077,665
8,635,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(7)	8,971,057
6,320,000	3.95%, 04/23/2027	6,616,692
9,690,000	4.00%, 07/23/2025	10,328,214
2,300,000	4.35%, 09/08/2026	2,466,297
2,845,000	4.38%, 01/22/2047	3,208,586
2,555,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(7)	2,825,997
5,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(7)	6,514,653
	PNC Bank NA
7,465,000	2.70%, 11/01/2022	7,505,904
	PNC Financial Services Group, Inc.
19,455,000	3.45%, 04/23/2029	20,416,409
4,310,000	3.90%, 04/29/2024	4,549,639
	Royal Bank of Canada
18,435,000	2.80%, 04/29/2022	18,635,871
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,071,952
6,145,000	3.70%, 03/28/2022	6,277,565
	Santander UK Group Holdings plc
8,700,000	3.57%, 01/10/2023	8,802,404
	State Street Corp.
340,000	3.70%, 11/20/2023	359,480
7,445,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(7)	7,830,815
	Turkiye Vakiflar Bankasi TAO
310,000	5.75%, 01/30/2023(2)	290,768
	U.S. Bancorp
13,325,000	2.40%, 07/30/2024	13,302,532
	UBS AG
11,470,000	2.45%, 12/01/2020(2)	11,482,617
	UBS Group Funding Switzerland AG
21,500,000	2.65%, 02/01/2022(2)	21,591,432
	Wachovia Corp.
2,850,000	5.50%, 08/01/2035	3,456,847
	Wells Fargo & Co.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$8,500,000	2.10%, 07/26/2021	$8,458,496
14,455,000	2.63%, 07/22/2022	14,537,380
7,285,000	3.00%, 10/23/2026	7,367,661
11,480,000	3.07%, 01/24/2023	11,647,914
9,965,000	3.45%, 02/13/2023	10,239,708
7,100,000	3.49%, 10/31/2023, 3 mo. USD LIBOR + 1.230%(1)	7,232,500
5,540,000	3.75%, 01/24/2024	5,804,682
4,080,000	4.13%, 08/15/2023	4,300,249
880,000	4.40%, 06/14/2046	963,749
3,690,000	4.65%, 11/04/2044	4,189,103
2,655,000	4.75%, 12/07/2046	3,052,674
3,026,000	4.90%, 11/17/2045	3,537,537
1,475,000	5.38%, 11/02/2043	1,809,507
4,408,000	5.61%, 01/15/2044	5,576,540
	Wells Fargo Bank NA
10,000,000	2.60%, 01/15/2021	10,035,451
12,920,000	3.55%, 08/14/2023	13,457,117

		1,276,938,750

	Commercial Services - 0.4%
	Aeropuerto Internacional de Tocumen S.A.
715,000	6.00%, 11/18/2048(2)	869,619
	APX Group, Inc.
1,775,000	7.63%, 09/01/2023	1,388,405
2,025,000	7.88%, 12/01/2022	1,918,688
	Atento Luxco 1 S.A.
385,000	6.13%, 08/10/2022(4)	391,545
	Atento Luxco 1 S.A.
1,355,000	6.13%, 08/10/2022(2)	1,378,035
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
894,000	5.50%, 04/01/2023	910,986
	Brand Industrial Services, Inc.
1,915,000	8.50%, 07/15/2025(2)	1,675,625
	Herc Holdings, Inc.
2,570,000	5.50%, 07/15/2027(2)	2,573,213
	IHS Markit Ltd.
385,000	3.63%, 05/01/2024	394,895
11,565,000	4.13%, 08/01/2023	12,073,860
	Moody’s Corp.
11,195,000	2.63%, 01/15/2023	11,235,462
6,230,000	2.75%, 12/15/2021	6,267,537
	Service Corp. International
775,000	4.63%, 12/15/2027	794,375
550,000	5.13%, 06/01/2029	579,734
	United Rentals North America, Inc.
2,035,000	5.88%, 09/15/2026	2,164,731

		44,616,710

	Construction Materials - 0.1%
	Johnson Controls International plc
375,000	3.90%, 02/14/2026	395,458
2,971,000	4.63%, 07/02/2044	3,070,665
	Norbord, Inc.
1,280,000	5.75%, 07/15/2027(2)	1,292,800
	Standard Industries, Inc.
3,925,000	5.38%, 11/15/2024(2)	4,023,086

		8,782,009

	Distribution/Wholesale - 0.0%
	American Builders & Contractors Supply Co., Inc.
1,400,000	5.75%, 12/15/2023(2)	1,449,000
	IAA, Inc.
950,000	5.50%, 06/15/2027(2)	993,344

		2,442,344

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Diversified Financial Services - 1.0%
	AIG Global Funding
$9,020,000	2.15%, 07/02/2020(2)	$8,998,767
	Aircastle Ltd.
395,000	4.25%, 06/15/2026	399,701
	Ally Financial, Inc.
1,950,000	3.88%, 05/21/2024	2,013,375
	American Express Co.
6,740,000	3.70%, 11/05/2021	6,938,029
	Credit Acceptance Corp.
1,325,000	6.63%, 03/15/2026(2)	1,429,410
	Fly Leasing Ltd.
1,170,000	5.25%, 10/15/2024	1,199,601
	GE Capital International Funding Co.
13,704,000	4.42%, 11/15/2035	13,858,839
	goeasy Ltd.
3,640,000	7.88%, 11/01/2022(2)	3,794,700
	Intercontinental Exchange, Inc.
370,000	3.75%, 12/01/2025	393,811
	Minejesa Capital B.V.
625,000	5.63%, 08/10/2037	671,897
	Nasdaq, Inc.
10,790,000	3.85%, 06/30/2026	11,452,052
16,765,000	4.25%, 06/01/2024	17,998,303
	National Rural Utilities Cooperative Finance Corp.
6,625,000	3.25%, 11/01/2025	6,884,694
14,585,000	3.70%, 03/15/2029	15,880,244
	Navient Corp.
2,027,000	5.50%, 01/25/2023	2,097,337
365,000	5.63%, 08/01/2033	304,775
1,416,000	5.88%, 10/25/2024	1,451,400
1,816,000	6.50%, 06/15/2022	1,933,495
747,000	7.25%, 09/25/2023	815,164
	Springleaf Finance Corp.
1,430,000	6.13%, 05/15/2022	1,533,675
575,000	6.13%, 03/15/2024	622,976
255,000	6.88%, 03/15/2025	285,238
490,000	7.13%, 03/15/2026	550,331
1,610,000	7.75%, 10/01/2021	1,759,086
2,815,000	8.25%, 12/15/2020	3,002,366
	Synchrony Financial
5,580,000	4.50%, 07/23/2025	5,903,312
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
4,330,000	6.75%, 06/01/2025(2)	4,465,312
	Turkiye Sinai Kalkinma Bankasi AS
400,000	5.50%, 01/16/2023(4)	372,281
	Visa, Inc.
3,665,000	3.15%, 12/14/2025	3,824,674

		120,834,845

	Electric - 3.3%
	Abu Dhabi National Energy Co. PJSC
785,000	3.63%, 01/12/2023(4)	806,525
300,000	4.38%, 06/22/2026(4)	321,012
613,000	4.88%, 04/23/2030(4)	686,572
285,000	4.88%, 04/23/2030(2)	319,206
527,000	5.88%, 12/13/2021(4)	565,866
	AEP Texas, Inc.
4,430,000	3.80%, 10/01/2047	4,571,098
	AEP Transmission Co. LLC
2,565,000	3.10%, 12/01/2026	2,626,240
	AES Corp.
4,100,000	5.13%, 09/01/2027	4,340,260
	Alabama Power Co.
2,663,000	3.55%, 12/01/2023	2,788,894

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Appalachian Power Co.
$9,630,000	4.50%, 03/01/2049	$11,129,621
	Baltimore Gas & Electric Co.
5,210,000	3.50%, 11/15/2021	5,321,669
	Berkshire Hathaway Energy Co.
15,710,000	3.25%, 04/15/2028	16,310,084
375,000	3.50%, 02/01/2025	392,976
370,000	3.75%, 11/15/2023	389,404
500,000	5.95%, 05/15/2037	662,814
	CenterPoint Energy, Inc.
6,740,000	2.50%, 09/01/2022	6,737,415
	Centrais Electricas Brasileiras S.A.
1,155,000	5.75%, 10/27/2021(4)	1,208,736
	Cleco Corporate Holdings LLC
3,780,000	3.74%, 05/01/2026	3,844,502
	CMS Energy Corp.
395,000	3.00%, 05/15/2026	398,434
	Commonwealth Edison Co.
605,000	3.65%, 06/15/2046	631,283
14,120,000	3.70%, 08/15/2028	15,320,330
1,120,000	4.35%, 11/15/2045	1,287,171
	Consolidated Edison Co. of New York, Inc.
865,000	4.50%, 12/01/2045	990,202
5,050,000	4.50%, 05/15/2058	5,772,754
	Dominion Energy South Carolina, Inc.
8,870,000	4.25%, 08/15/2028	9,916,773
1,930,000	5.30%, 05/15/2033	2,374,443
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	12,446,968
8,512,000	4.25%, 06/01/2028	9,292,960
3,390,000	7.00%, 06/15/2038	4,633,126
	DTE Energy Co.
655,000	2.60%, 06/15/2022	656,379
4,150,000	3.80%, 03/15/2027	4,363,432
	Duke Energy Carolinas LLC
9,845,000	2.95%, 12/01/2026	10,083,512
3,270,000	3.75%, 06/01/2045	3,434,433
3,305,000	3.88%, 03/15/2046	3,520,451
3,000,000	5.30%, 02/15/2040	3,793,269
	Duke Energy Corp.
4,000,000	2.65%, 09/01/2026	3,959,010
3,000,000	3.95%, 10/15/2023	3,171,213
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042	2,246,385
1,940,000	4.15%, 12/01/2044	2,139,353
6,845,000	4.20%, 08/15/2045	7,690,046
2,730,000	4.38%, 03/30/2044	3,115,103
	Emera U.S. Finance L.P.
390,000	3.55%, 06/15/2026	401,444
1,755,000	4.75%, 06/15/2046	1,969,643
	Empresa Electrica Guacolda S.A.
415,000	4.56%, 04/30/2025(4)	392,153
	Entergy Corp.
1,930,000	2.95%, 09/01/2026	1,940,057
355,000	4.00%, 07/15/2022	369,361
	Eskom Holdings SOC Ltd.
801,000	5.75%, 01/26/2021(4)	803,003
	Evergy, Inc.
365,000	5.29%, 06/15/2022(8)	388,116
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,805,319
9,905,000	3.80%, 12/01/2023	10,428,769
	Exelon Corp.
2,105,000	3.40%, 04/15/2026	2,180,680
	FirstEnergy Corp.
6,525,000	7.38%, 11/15/2031	9,013,910

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	FirstEnergy Transmission LLC
$7,260,000	4.35%, 01/15/2025(2)	$7,795,990
3,150,000	4.55%, 04/01/2049(2)	3,527,544
2,790,000	5.45%, 07/15/2044(2)	3,359,356
	Fortis, Inc.
4,960,000	2.10%, 10/04/2021	4,910,879
4,372,000	3.06%, 10/04/2026	4,378,543
	Georgia Power Co.
4,570,000	2.40%, 04/01/2021	4,569,016
	Infraestructura Energetica Nova S.A.B. de C.V.
3,795,000	4.88%, 01/14/2048(2)	3,263,700
	IPALCO Enterprises, Inc.
7,155,000	3.70%, 09/01/2024	7,355,224
	Israel Electric Corp. Ltd.
6,240,000	4.25%, 08/14/2028(2)(4)	6,524,107
410,000	5.00%, 11/12/2024(2)(4)	445,465
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	7,300,968
6,355,000	3.25%, 06/30/2026	6,506,808
	Mid-Atlantic Interstate Transmission LLC
4,400,000	4.10%, 05/15/2028(2)	4,768,391
	MidAmerican Energy Co.
2,598,000	4.40%, 10/15/2044	2,991,892
	Minejesa Capital B.V.
660,000	4.63%, 08/10/2030(4)	673,916
	Mong Duong Finance Holdings B.V.
475,000	5.13%, 05/07/2029(2)(3)	479,444
	NextEra Energy Capital Holdings, Inc.
375,000	2.80%, 01/15/2023	378,517
15,470,000	3.15%, 04/01/2024	15,884,676
	NextEra Energy Operating Partners L.P.
1,445,000	4.25%, 07/15/2024(2)	1,464,869
	Oncor Electric Delivery Co. LLC
10,782,000	2.95%, 04/01/2025	11,021,249
3,915,000	4.10%, 06/01/2022	4,094,733
	PacifiCorp
3,500,000	4.10%, 02/01/2042	3,799,732
3,825,000	4.15%, 02/15/2050	4,311,355
	PECO Energy Co.
9,625,000	3.90%, 03/01/2048	10,449,563
	Pennsylvania Electric Co.
7,975,000	3.25%, 03/15/2028(2)	8,071,880
	Perusahaan Listrik Negara PT
850,000	5.45%, 05/21/2028(2)	962,428
	Potomac Electric Power Co.
2,700,000	4.15%, 03/15/2043	2,969,996
	PPL Capital Funding, Inc.
380,000	3.40%, 06/01/2023	389,213
	PSEG Power LLC
380,000	3.85%, 06/01/2023	395,964
	Public Service Co. of Colorado
1,930,000	3.60%, 09/15/2042	1,980,469
	Public Service Enterprise Group, Inc.
8,830,000	2.88%, 06/15/2024	8,931,605
	Puget Energy, Inc.
345,000	5.63%, 07/15/2022	368,783
	SCANA Corp.
2,197,000	4.13%, 02/01/2022	2,236,195
750,000	4.75%, 05/15/2021(5)	768,957
	Sempra Energy
385,000	3.75%, 11/15/2025	401,561
	Sierra Pacific Power Co.
9,647,000	2.60%, 05/01/2026	9,621,356
	Southern California Edison Co.
67,000	6.00%, 01/15/2034	82,388
	Southern Co.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$20,545,000	2.75%, 06/15/2020	$20,586,335
7,055,000	2.95%, 07/01/2023	7,203,303
3,000,000	3.25%, 07/01/2026	3,061,341
5,005,000	4.40%, 07/01/2046	5,338,156
	Star Energy Geothermal Wayang Windu Ltd.
574,800	6.75%, 04/24/2033(2)	591,378
	Tampa Electric Co.
5,327,000	2.60%, 09/15/2022	5,335,855
	Termocandelaria Power Ltd.
775,000	7.88%, 01/30/2029(2)	847,664
	Xcel Energy, Inc.
775,000	3.30%, 06/01/2025	801,320

		406,154,463

	Energy-Alternate Sources - 0.0%
	Azure Power Energy Ltd.
800,000	5.50%, 11/03/2022(4)	806,672
	Greenko Dutch B.V.
385,000	4.88%, 07/24/2022(4)	386,086
805,000	5.25%, 07/24/2024(4)	806,883

		1,999,641

	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen S.A.
200,000	6.00%, 11/18/2048(4)	243,250
	Bioceanico Sovereign Certificate Ltd.
2,845,000	0.00%, 06/05/2034(2)(9)	1,941,713
	Fluor Corp.
390,000	3.50%, 12/15/2024	399,569
12,570,000	4.25%, 09/15/2028	13,089,973
	Mexico City Airport Trust
3,255,000	4.25%, 10/31/2026(4)	3,242,826

		18,917,331

	Entertainment - 0.2%
	Caesars Resort Collection LLC / CRC Finco, Inc.
2,775,000	5.25%, 10/15/2025(2)	2,768,895
	Eldorado Resorts, Inc.
2,045,000	6.00%, 04/01/2025	2,154,919
405,000	6.00%, 09/15/2026	437,246
	GLP Capital L.P. / GLP Financing II, Inc.
7,180,000	5.30%, 01/15/2029	7,777,376
370,000	5.38%, 11/01/2023	398,893
	Golden Entertainment, Inc.
1,320,000	7.63%, 04/15/2026(2)	1,356,300
	Jacobs Entertainment, Inc.
4,110,000	7.88%, 02/01/2024(2)	4,366,875
	Penn National Gaming, Inc.
4,625,000	5.63%, 01/15/2027(2)	4,696,688

		23,957,192

	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,042,000	4.88%, 07/15/2027(2)	2,100,708
905,000	5.13%, 07/15/2029(2)	953,915
	Republic Services, Inc.
19,005,000	2.50%, 08/15/2024(3)	18,974,760
	Stericycle, Inc.
1,535,000	5.38%, 07/15/2024(2)	1,603,062
	Tervita Corp.
3,910,000	7.63%, 12/01/2021(2)	3,988,200
	Waste Management, Inc.
5,365,000	2.95%, 06/15/2024	5,492,497
	Waste Pro USA, Inc.
1,170,000	5.50%, 02/15/2026(2)	1,196,325

		34,309,467

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Food - 0.8%
	Conagra Brands, Inc.
$920,000	4.30%, 05/01/2024	$976,994
1,880,000	4.60%, 11/01/2025	2,043,755
3,510,000	5.30%, 11/01/2038	3,901,968
	Danone S.A.
6,705,000	2.59%, 11/02/2023(2)	6,737,622
	Kraft Heinz Foods Co.
19,245,000	3.00%, 06/01/2026	18,928,626
4,495,000	3.95%, 07/15/2025	4,673,432
2,405,000	4.38%, 06/01/2046	2,309,302
1,870,000	5.00%, 07/15/2035	1,985,697
	McCormick & Co., Inc.
385,000	3.15%, 08/15/2024	393,945
	Minerva Luxembourg S.A.
880,000	5.88%, 01/19/2028(4)	860,288
265,000	6.50%, 09/20/2026(2)	269,969
960,000	6.50%, 09/20/2026(4)	978,000
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(2)	12,521,424
6,500,000	3.90%, 09/24/2038(2)	7,205,785
	Post Holdings, Inc.
3,010,000	5.00%, 08/15/2026(2)	3,073,963
1,320,000	5.63%, 01/15/2028(2)	1,357,950
2,865,000	5.75%, 03/01/2027(2)	2,968,856
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,348,775
605,000	6.00%, 02/15/2024(2)	626,175
	Tyson Foods, Inc.
5,000,000	2.25%, 08/23/2021	4,978,497
9,005,000	4.00%, 03/01/2026	9,621,662
5,205,000	5.10%, 09/28/2048	5,945,592

		94,708,277

	Food Service - 0.0%
	Aramark Services, Inc.
1,450,000	5.00%, 02/01/2028(2)	1,511,625

	Forest Products & Paper - 0.1%
	Celulosa Arauco y Constitucion S.A.
870,000	4.50%, 08/01/2024	913,508
855,000	5.50%, 04/30/2049(2)	923,400
	Schweitzer-Mauduit International, Inc.
1,450,000	6.88%, 10/01/2026(2)	1,482,625
	Suzano Austria GmbH
2,095,000	5.00%, 01/15/2030(2)	2,145,280
4,065,000	5.75%, 07/14/2026(2)	4,507,069
5,300,000	6.00%, 01/15/2029(2)	5,849,610

		15,821,492

	Gas - 0.4%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
692,000	5.50%, 05/20/2025	726,600
375,000	5.63%, 05/20/2024	397,969
830,000	5.75%, 05/20/2027	871,500
2,738,000	5.88%, 08/20/2026	2,902,280
	Brooklyn Union Gas Co.
11,000,000	3.87%, 03/04/2029(2)	11,877,722
	CenterPoint Energy Resources Corp.
6,070,000	4.50%, 01/15/2021	6,208,949
	Dominion Energy Gas Holdings LLC
380,000	3.60%, 12/15/2024	397,103
	NiSource, Inc.
15,000,000	2.65%, 11/17/2022	15,080,481
	Sempra Energy
8,750,000	2.40%, 02/01/2020	8,741,034

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Southern Co. Gas Capital Corp.
	$805,000	2.45%, 10/01/2023	$800,819

			48,004,457

		Healthcare-Products - 0.9%
		Abbott Laboratories
	18,115,000	2.90%, 11/30/2021	18,344,829
	5,425,000	3.40%, 11/30/2023	5,645,317
	6,550,000	4.75%, 11/30/2036	7,866,939
		Avantor, Inc.
	5,340,000	6.00%, 10/01/2024(2)	5,713,853
		Becton Dickinson and Co.
	18,345,000	2.89%, 06/06/2022	18,505,042
	16,390,000	3.36%, 06/06/2024	16,935,031
	380,000	3.73%, 12/15/2024	398,435
		Boston Scientific Corp.
	7,000,000	3.38%, 05/15/2022	7,173,532
	8,245,000	4.00%, 03/01/2028	8,911,161
		Sotera Health Holdings LLC
	2,925,000	6.50%, 05/15/2023(2)	2,968,875
		Stryker Corp.
	4,690,000	4.63%, 03/15/2046	5,474,429
		Thermo Fisher Scientific, Inc.
	4,430,000	3.00%, 04/15/2023	4,519,745
	5,440,000	3.60%, 08/15/2021	5,551,176

			108,008,364

		Healthcare-Services - 1.6%
		Aetna, Inc.
	10,295,000	2.80%, 06/15/2023	10,315,289
		Anthem, Inc.
	4,760,000	3.13%, 05/15/2022	4,842,214
	2,850,000	3.30%, 01/15/2023	2,923,466
	3,175,000	3.50%, 08/15/2024	3,285,848
	15,420,000	3.65%, 12/01/2027	15,970,164
	4,685,000	4.38%, 12/01/2047	4,907,305
	2,795,000	4.55%, 03/01/2048	2,996,239
	3,315,000	4.63%, 05/15/2042	3,594,004
		Catalent Pharma Solutions, Inc.
	415,000	5.00%, 07/15/2027(2)	426,413
		CHS/Community Health Systems, Inc.
	1,560,000	8.13%, 06/30/2024(2)	1,185,600
		Cigna Corp.
	13,680,000	4.13%, 11/15/2025(2)	14,527,374
	27,200,000	4.38%, 10/15/2028(2)	29,500,161
		Cigna Holding Co.
	6,445,000	3.05%, 10/15/2027	6,419,498
	4,305,000	3.25%, 04/15/2025	4,374,385
	5,320,000	3.88%, 10/15/2047	4,999,896
		Coventry Health Care, Inc.
	2,060,000	5.45%, 06/15/2021	2,152,863
		HCA Healthcare, Inc.
	2,655,000	6.25%, 02/15/2021	2,782,068
		HCA, Inc.
	4,470,000	4.13%, 06/15/2029	4,578,934
	4,840,000	5.13%, 06/15/2039	5,082,968
	4,985,000	5.38%, 02/01/2025	5,391,078
	1,500,000	5.38%, 09/01/2026	1,623,750
	115,000	5.63%, 09/01/2028	126,811
	2,125,000	5.88%, 05/01/2023	2,326,875
	90,000	5.88%, 02/01/2029	100,463
	1,627,000	7.50%, 11/15/2095	1,740,890
		Humana, Inc.
	3,555,000	3.85%, 10/01/2024	3,714,661
	6,000,000	3.95%, 03/15/2027	6,306,907
		IQVIA, Inc.
EUR	820,000	2.25%, 01/15/2028	907,740

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Laboratory Corp. of America Holdings
	$385,000	3.25%, 09/01/2024	$391,827
		UnitedHealth Group, Inc.
	6,505,000	2.38%, 08/15/2024(5)	6,503,281
	2,940,000	2.88%, 08/15/2029	2,948,541
	1,200,000	3.50%, 08/15/2039	1,208,422
	4,445,000	3.70%, 12/15/2025	4,733,988
	2,280,000	3.70%, 08/15/2049	2,305,902
	13,580,000	3.88%, 12/15/2028	14,783,367
	3,605,000	3.88%, 08/15/2059	3,629,845
	9,350,000	4.63%, 07/15/2035	10,961,596
	1,981,000	6.88%, 02/15/2038	2,865,708
		West Street Merger Sub, Inc.
	2,375,000	6.38%, 09/01/2025(2)	2,179,062

			199,615,403

		Home Builders - 0.1%
		Beazer Homes USA, Inc.
	830,000	5.88%, 10/15/2027	759,450
		KB Home
	1,450,000	7.00%, 12/15/2021	1,558,750
		M/I Homes, Inc.
	1,255,000	5.63%, 08/01/2025	1,273,825
	2,440,000	6.75%, 01/15/2021	2,458,300
		Taylor Morrison Communities, Inc.
	2,190,000	5.75%, 01/15/2028(2)(3)	2,269,563
	2,970,000	6.63%, 05/15/2022	3,072,465

			11,392,353

		Household Products - 0.0%
		Revlon Consumer Products Corp.
	3,480,000	6.25%, 08/01/2024	2,366,400

		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
EUR	2,380,000	5.63%, 08/15/2025(4)	2,054,340
		S.C. Johnson & Son, Inc.
	$2,520,000	4.00%, 05/15/2043(2)	2,666,977
	1,840,000	4.75%, 10/15/2046(2)	2,200,927

			6,922,244

		Insurance - 1.9%
		ACE Capital Trust II
	1,905,000	9.70%, 04/01/2030	2,762,250
		Acrisure LLC / Acrisure Finance, Inc.
	3,250,000	8.13%, 02/15/2024(2)	3,469,700
	945,000	10.13%, 08/01/2026(2)(3)	969,570
		American International Group, Inc.
	2,600,000	3.30%, 03/01/2021	2,634,360
	750,000	3.88%, 01/15/2035	762,190
	7,740,000	4.25%, 03/15/2029	8,347,241
	1,182,000	4.50%, 07/16/2044	1,264,010
	5,348,000	4.70%, 07/10/2035	5,936,972
		Aon plc
	4,775,000	3.50%, 06/14/2024	4,970,434
	3,480,000	3.88%, 12/15/2025	3,708,681
	2,300,000	4.25%, 12/12/2042	2,359,299
	11,664,000	4.75%, 05/15/2045	13,345,860
		AXA Equitable Holdings, Inc.
	21,555,000	4.35%, 04/20/2028	22,652,012
		Berkshire Hathaway Finance Corp.
	7,845,000	4.20%, 08/15/2048	8,837,941
	3,460,000	4.40%, 05/15/2042	3,967,346
		CNA Financial Corp.
	9,800,000	3.45%, 08/15/2027	10,010,303
		CNO Financial Group, Inc.
	840,000	5.25%, 05/30/2029	907,200
		Genworth Holdings, Inc.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$205,000	4.80%, 02/15/2024	$188,600
900,000	4.90%, 08/15/2023	837,000
770,000	7.20%, 02/15/2021(5)	787,325
1,250,000	7.63%, 09/24/2021	1,293,750
65,000	7.70%, 06/15/2020	65,975
	Marsh & McLennan Cos., Inc.
7,485,000	2.75%, 01/30/2022	7,561,008
3,290,000	3.50%, 12/29/2020	3,338,660
13,060,000	3.88%, 03/15/2024	13,830,247
3,900,000	4.05%, 10/15/2023	4,117,892
3,455,000	4.75%, 03/15/2039	4,037,162
	Massachusetts Mutual Life Insurance Co.
1,008,000	8.88%, 06/01/2039(2)	1,667,890
	MassMutual Global Funding II
8,334,000	2.50%, 04/13/2022(2)	8,371,086
	Metropolitan Life Global Funding I
15,080,000	2.40%, 01/08/2021(2)	15,093,394
13,735,000	3.00%, 09/19/2027(2)	13,974,242
	MGIC Investment Corp.
700,000	5.75%, 08/15/2023	760,375
	Nationwide Mutual Insurance Co.
4,940,000	9.38%, 08/15/2039(2)	8,102,177
	New York Life Global Funding
14,915,000	1.95%, 09/28/2020(2)	14,876,926
14,205,000	3.00%, 01/10/2028(2)	14,527,927
	Principal Financial Group, Inc.
300,000	3.40%, 05/15/2025	312,399
	Prudential Financial, Inc.
2,430,000	4.50%, 11/15/2020	2,500,880
	Radian Group, Inc.
1,345,000	4.50%, 10/01/2024	1,383,023
	Trinity Acquisition plc
4,715,000	4.40%, 03/15/2026	5,065,505
	Unum Group
5,230,000	4.00%, 06/15/2029	5,366,727
	Willis North America, Inc.
10,435,000	3.60%, 05/15/2024	10,790,461

		235,756,000

	Internet - 0.7%
	Alibaba Group Holding Ltd.
6,515,000	3.40%, 12/06/2027	6,642,900
11,585,000	4.00%, 12/06/2037	12,132,392
1,980,000	4.20%, 12/06/2047	2,119,181
	Amazon.com, Inc.
13,385,000	3.88%, 08/22/2037	14,822,689
2,207,000	4.80%, 12/05/2034	2,708,702
5,535,000	4.95%, 12/05/2044	7,052,527
	Tencent Holdings Ltd.
22,630,000	3.60%, 01/19/2028(2)	23,335,469
12,565,000	3.98%, 04/11/2029(2)	13,246,474

		82,060,334

	Iron/Steel - 0.3%
	ABJA Investment Co. Pte Ltd.
355,000	4.45%, 07/24/2023(4)	356,271
	ArcelorMittal
8,070,000	6.13%, 06/01/2025	9,093,916
	CSN Resources S.A.
340,000	7.63%, 02/13/2023(2)	359,958
1,025,000	7.63%, 04/17/2026(2)	1,092,266
	JSW Steel Ltd.
1,015,000	5.25%, 04/13/2022(4)	1,035,617
	Steel Dynamics, Inc.
385,000	4.13%, 09/15/2025	386,582
1,770,000	5.50%, 10/01/2024	1,827,012
	Vale Overseas Ltd.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$3,000,000	4.38%, 01/11/2022	$3,090,030
	9,585,000	6.25%, 08/10/2026	10,792,710
	1,761,000	6.88%, 11/21/2036	2,130,563
	6,150,000	6.88%, 11/10/2039	7,526,370

			37,691,295

		IT Services - 0.7%
		Apple, Inc.
	8,650,000	2.90%, 09/12/2027	8,849,050
	1,300,000	3.75%, 11/13/2047	1,377,522
	1,300,000	3.85%, 05/04/2043	1,388,932
	3,865,000	3.85%, 08/04/2046	4,135,619
	2,895,000	4.25%, 02/09/2047	3,273,163
	3,990,000	4.38%, 05/13/2045	4,582,363
	1,120,000	4.45%, 05/06/2044	1,295,539
	5,000,000	4.65%, 02/23/2046	5,982,489
		International Business Machines Corp.
	12,770,000	2.85%, 05/13/2022	12,932,965
	16,615,000	3.00%, 05/15/2024	16,999,963
	16,120,000	3.50%, 05/15/2029	16,894,393
	9,515,000	4.15%, 05/15/2039	10,314,000
	3,815,000	4.25%, 05/15/2049	4,134,240

			92,160,238

		Lodging - 0.3%
		Boyd Gaming Corp.
	3,880,000	6.38%, 04/01/2026	4,093,400
		Caesars Entertainment Corp.
	520,000	5.00%, 10/01/2024	896,025
		FelCor Lodging L.P.
	3,895,000	6.00%, 06/01/2025	4,080,012
		Hilton Domestic Operating Co., Inc.
	3,267,000	4.25%, 09/01/2024	3,308,491
		Jack Ohio Finance LLC / Jack Ohio Finance Corp.
	2,720,000	6.75%, 11/15/2021(2)	2,779,894
		Las Vegas Sands Corp.
	345,000	3.20%, 08/08/2024	346,584
	10,205,000	3.50%, 08/18/2026	10,241,453
		MGM Resorts International
	1,250,000	5.50%, 04/15/2027	1,325,363
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	3,105,000	5.88%, 05/15/2025(2)	3,073,950
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	395,000	4.25%, 05/30/2023(2)	398,002
	2,660,000	5.50%, 03/01/2025(2)	2,789,675

			33,332,849

		Machinery-Construction & Mining - 0.1%
		Caterpillar Financial Services Corp.
	3,095,000	2.55%, 11/29/2022	3,120,364
	11,770,000	2.65%, 05/17/2021	11,863,852

			14,984,216

		Machinery-Diversified - 0.1%
		Cloud Crane LLC
	1,208,000	10.13%, 08/01/2024(2)	1,292,560
		Stanley Black & Decker, Inc.
	14,610,000	3.40%, 03/01/2026	15,309,550

			16,602,110

		Media - 3.3%
		Altice France S.A.
	4,020,000	7.38%, 05/01/2026(2)	4,283,813
	2,975,000	8.13%, 02/01/2027(2)	3,239,031
		Altice Luxembourg S.A.
	2,020,000	7.63%, 02/15/2025(2)	1,979,681
EUR	1,330,000	8.00%, 05/15/2027(4)	1,514,257

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	CBS Corp.
$16,430,000	2.90%, 06/01/2023	$16,529,795
10,310,000	3.50%, 01/15/2025	10,618,184
380,000	3.70%, 08/15/2024	394,293
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,280,000	5.13%, 05/01/2023(2)	2,334,492
1,600,000	5.25%, 09/30/2022	1,618,000
2,510,000	5.75%, 09/01/2023	2,560,200
205,000	5.75%, 01/15/2024	209,356
1,550,000	5.75%, 02/15/2026(2)	1,632,863
	Charter Communications Operating LLC / Charter Communications Operating Capital
8,910,000	4.20%, 03/15/2028	9,250,773
4,635,000	4.46%, 07/23/2022	4,853,889
11,245,000	4.91%, 07/23/2025	12,124,260
6,230,000	5.13%, 07/01/2049	6,350,669
10,990,000	5.38%, 05/01/2047	11,568,700
4,595,000	5.75%, 04/01/2048	5,042,137
8,613,000	6.48%, 10/23/2045	10,168,075
	Comcast Corp.
9,280,000	3.20%, 07/15/2036	9,149,212
5,005,000	3.40%, 07/15/2046	4,830,470
9,100,000	3.95%, 10/15/2025	9,794,212
10,468,000	4.05%, 11/01/2052	11,144,561
12,115,000	4.25%, 10/15/2030	13,563,224
4,530,000	4.40%, 08/15/2035	5,127,620
6,230,000	4.60%, 10/15/2038	7,218,733
5,000,000	4.60%, 08/15/2045	5,712,983
6,540,000	4.95%, 10/15/2058	7,947,503
446,000	7.05%, 03/15/2033	628,184
	Cox Communications, Inc.
13,234,000	3.15%, 08/15/2024(2)	13,468,637
10,479,000	4.50%, 06/30/2043(2)	10,180,688
2,286,000	4.70%, 12/15/2042(2)	2,326,337
7,875,000	4.80%, 02/01/2035(2)	8,096,643
2,604,000	6.45%, 12/01/2036(2)	3,109,160
	CSC Holdings LLC
4,455,000	5.13%, 12/15/2021(2)	4,455,000
2,510,000	5.50%, 04/15/2027(2)	2,629,225
3,480,000	6.50%, 02/01/2029(2)	3,836,700
	Discovery Communications LLC
3,786,000	2.80%, 06/15/2020	3,788,872
5,650,000	2.95%, 03/20/2023	5,702,347
760,000	3.90%, 11/15/2024	790,241
6,767,000	3.95%, 06/15/2025	7,009,779
2,443,000	4.88%, 04/01/2043	2,473,473
5,000,000	5.00%, 09/20/2037	5,298,911
14,845,000	5.20%, 09/20/2047	15,795,375
	DISH DBS Corp.
880,000	5.00%, 03/15/2023	849,200
1,225,000	5.88%, 07/15/2022	1,238,193
895,000	5.88%, 11/15/2024	832,368
2,535,000	6.75%, 06/01/2021	2,638,808
1,260,000	7.88%, 09/01/2019	1,263,150
	Fox Corp.
7,870,000	4.03%, 01/25/2024(2)	8,334,123
1,015,000	4.71%, 01/25/2029(2)	1,136,551
10,160,000	5.48%, 01/25/2039(2)	12,038,462
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(2)	2,216,700
630,000	5.88%, 07/15/2026(2)	653,625
	Quebecor Media, Inc.
335,000	5.75%, 01/15/2023	356,775
	Sinclair Television Group, Inc.
825,000	5.13%, 02/15/2027(2)	829,125
1,150,000	5.63%, 08/01/2024(2)	1,182,718
675,000	5.88%, 03/15/2026(2)	701,359

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$995,000	6.13%, 10/01/2022	$1,012,413
	Sirius XM Radio, Inc.
1,080,000	4.63%, 07/15/2024(2)	1,111,644
2,325,000	5.50%, 07/01/2029(2)	2,432,531
	Sky Ltd.
16,875,000	3.13%, 11/26/2022(2)	17,282,470
	TEGNA, Inc.
2,305,000	4.88%, 09/15/2021(2)	2,307,881
1,980,000	6.38%, 10/15/2023	2,032,272
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	301,338
1,875,000	4.50%, 09/15/2042	1,777,269
1,300,000	5.50%, 09/01/2041	1,378,952
10,340,000	5.88%, 11/15/2040	11,388,094
2,825,000	6.75%, 06/15/2039	3,388,542
	Time Warner Entertainment Co. L.P.
1,565,000	8.38%, 07/15/2033	2,145,034
	Viacom, Inc.
3,155,000	4.25%, 09/01/2023	3,323,000
12,190,000	4.38%, 03/15/2043	12,134,151
11,655,000	4.50%, 03/01/2021	11,979,747
3,140,000	5.85%, 09/01/2043	3,735,197
	Videotron Ltd.
1,320,000	5.00%, 07/15/2022	1,379,004
	Walt Disney Co.
5,390,000	3.38%, 11/15/2026(2)	5,686,745
3,890,000	4.95%, 10/15/2045(2)	4,917,544
1,177,000	5.40%, 10/01/2043(2)	1,552,745
3,197,000	6.40%, 12/15/2035(2)	4,450,140
520,000	6.65%, 11/15/2037(2)	749,469
	Walt Disney Co.
355,000	4.00%, 10/01/2023(2)	377,028
	WMG Acquisition Corp.
2,890,000	5.50%, 04/15/2026(2)	2,991,150
	Ziggo B.V.
3,200,000	5.50%, 01/15/2027(2)	3,276,000

		407,732,075

	Metal Fabricate/Hardware - 0.0%
	Novelis Corp.
1,045,000	5.88%, 09/30/2026(2)	1,082,881
4,235,000	6.25%, 08/15/2024(2)	4,436,247
	TriMas Corp.
630,000	4.88%, 10/15/2025(2)	637,875

		6,157,003

	Mining - 0.4%
	Anglo American Capital plc
4,320,000	4.00%, 09/11/2027(2)	4,361,223
5,270,000	4.50%, 03/15/2028(2)	5,515,861
7,875,000	4.75%, 04/10/2027(2)	8,352,761
4,630,000	4.88%, 05/14/2025(2)	4,979,691
	Constellium SE
2,640,000	5.88%, 02/15/2026(2)	2,739,000
	Corp. Nacional del Cobre de Chile
3,580,000	3.63%, 08/01/2027(2)	3,719,262
495,000	4.38%, 02/05/2049(2)	532,714
	Glencore Finance Canada Ltd.
330,000	5.55%, 10/25/2042(2)	345,442
5,030,000	6.00%, 11/15/2041(2)	5,466,012
	Glencore Funding LLC
11,230,000	4.00%, 03/27/2027(2)	11,484,204
6,000,000	4.13%, 03/12/2024(2)	6,221,301
1,920,000	4.88%, 03/12/2029(2)	2,036,097

		55,753,568

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Miscellaneous Manufacturing - 0.2%
	General Electric Co.
$4,638,000	4.13%, 10/09/2042	$4,500,561
382,000	4.50%, 03/11/2044	389,154
	Ingersoll-Rand Global Holding Co., Ltd.
13,030,000	2.90%, 02/21/2021	13,095,679

		17,985,394

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
1,495,000	5.00%, 09/01/2023	1,516,977
	Pitney Bowes, Inc.
570,000	4.63%, 03/15/2024(5)	513,000
1,760,000	4.70%, 04/01/2023	1,654,400
	Xerox Corp.
4,050,000	4.13%, 03/15/2023	4,060,125

		7,744,502

	Oil & Gas - 1.9%
	Anadarko Petroleum Corp.
7,906,000	4.50%, 07/15/2044	7,905,912
4,160,000	6.45%, 09/15/2036	5,070,201
	Antero Resources Corp.
850,000	5.13%, 12/01/2022	811,750
	BG Energy Capital plc
3,865,000	4.00%, 10/15/2021(2)	3,996,271
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
4,230,000	6.13%, 11/15/2022(2)	4,251,150
	BP Capital Markets America, Inc.
8,835,000	3.22%, 11/28/2023	9,092,401
	BP Capital Markets plc
2,840,000	3.81%, 02/10/2024	3,000,487
	California Resources Corp.
1,560,000	8.00%, 12/15/2022(2)(5)	1,092,000
	Canadian Natural Resources Ltd.
1,435,000	2.95%, 01/15/2023	1,449,074
380,000	3.80%, 04/15/2024	396,704
10,895,000	3.85%, 06/01/2027	11,270,650
4,626,000	3.90%, 02/01/2025	4,843,384
	Centennial Resource Production LLC
1,620,000	5.38%, 01/15/2026(2)	1,498,500
	Chesapeake Energy Corp.
3,705,000	7.00%, 10/01/2024	3,028,837
1,575,000	7.50%, 10/01/2026	1,236,375
1,690,000	8.00%, 06/15/2027(5)	1,352,000
	Cimarex Energy Co.
7,720,000	3.90%, 05/15/2027	7,841,487
1,905,000	4.38%, 03/15/2029	1,994,078
	CNOOC Finance 2013 Ltd.
3,610,000	3.00%, 05/09/2023	3,639,385
	Continental Resources, Inc.
4,885,000	3.80%, 06/01/2024	4,999,355
	Devon Energy Corp.
3,095,000	4.75%, 05/15/2042	3,374,388
1,085,000	5.00%, 06/15/2045	1,239,242
	Energen Corp.
2,055,000	4.63%, 09/01/2021	2,103,621
	EOG Resources, Inc.
3,075,000	3.90%, 04/01/2035	3,317,637
	EP Energy LLC / Everest Acquisition Finance, Inc.
440,000	7.75%, 05/15/2026(2)	392,480
	EQT Corp.
440,000	3.90%, 10/01/2027	393,005
	Equinor ASA
4,520,000	2.65%, 01/15/2024	4,599,447
	Gazprom OAO Via Gaz Capital S.A.
495,000	3.85%, 02/06/2020(4)	497,056

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Hess Corp.
$395,000	3.50%, 07/15/2024	$397,767
10,125,000	4.30%, 04/01/2027	10,404,803
6,860,000	5.60%, 02/15/2041	7,252,379
2,816,000	5.80%, 04/01/2047	3,090,985
1,445,000	6.00%, 01/15/2040	1,570,470
6,430,000	7.30%, 08/15/2031	7,855,157
700,000	7.88%, 10/01/2029	868,924
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
360,000	6.38%, 06/01/2028(4)	405,540
870,000	6.38%, 06/01/2028(2)	980,055
	Jagged Peak Energy LLC
2,960,000	5.88%, 05/01/2026	2,812,000
	Marathon Petroleum Corp.
10,705,000	3.80%, 04/01/2028	10,947,785
	Matador Resources Co.
2,215,000	5.88%, 09/15/2026	2,188,398
	Medco Oak Tree Pte Ltd.
1,160,000	7.38%, 05/14/2026(2)	1,170,241
	MEG Energy Corp.
1,765,000	6.38%, 01/30/2023(2)	1,685,575
1,485,000	6.50%, 01/15/2025(2)	1,485,000
690,000	7.00%, 03/31/2024(2)	658,798
	Noble Energy, Inc.
12,480,000	3.85%, 01/15/2028	12,740,916
1,420,000	6.00%, 03/01/2041	1,644,684
2,020,000	8.00%, 04/01/2027	2,519,686
	Petrobras Global Finance B.V.
3,770,000	5.75%, 02/01/2029	4,045,700
1,830,000	6.00%, 01/27/2028	1,998,360
625,000	6.90%, 03/19/2049	701,375
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024(10)	60,900
190,000	9.00%, 11/17/2021(10)	25,650
	Petroleos Mexicanos
2,300,000	5.35%, 02/12/2028	2,113,700
5,410,000	6.50%, 01/23/2029	5,286,922
	QEP Resources, Inc.
3,265,000	5.25%, 05/01/2023	2,971,150
2,305,000	5.63%, 03/01/2026(5)	1,970,821
230,000	6.80%, 03/01/2020	231,150
	Range Resources Corp.
865,000	5.00%, 08/15/2022	795,540
	Saudi Arabian Oil Co.
2,240,000	2.75%, 04/16/2022(2)	2,252,285
7,069,000	2.88%, 04/16/2024(2)	7,128,683
	Shell International Finance B.V.
2,040,000	4.38%, 05/11/2045	2,369,396
3,250,000	4.55%, 08/12/2043	3,833,869
	SM Energy Co.
2,550,000	5.00%, 01/15/2024	2,339,625
700,000	5.63%, 06/01/2025	607,250
355,000	6.13%, 11/15/2022	347,013
1,000,000	6.63%, 01/15/2027(5)	871,250
1,175,000	6.75%, 09/15/2026(5)	1,057,500
	Southwestern Energy Co.
325,000	4.10%, 03/15/2022(5)	316,063
985,000	6.20%, 01/23/2025	849,562
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(4)	758,314
	Suncor Energy, Inc.
1,215,000	3.60%, 12/01/2024	1,265,472
4,235,000	4.00%, 11/15/2047	4,408,594
	Sunoco L.P. / Sunoco Finance Corp.
1,425,000	5.50%, 02/15/2026	1,478,437
820,000	6.00%, 04/15/2027	864,075

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Valero Energy Corp.
$10,705,000	4.00%, 04/01/2029	$11,166,928
2,485,000	4.35%, 06/01/2028	2,660,225
1,380,000	6.63%, 06/15/2037	1,764,987
	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
2,670,000	8.75%, 04/15/2023(2)	1,575,300
	WPX Energy, Inc.
1,220,000	5.25%, 09/15/2024	1,226,100
410,000	5.75%, 06/01/2026	421,275
2,269,000	6.00%, 01/15/2022	2,351,251
1,240,000	8.25%, 08/01/2023	1,395,000

		238,875,762

	Packaging & Containers - 0.3%
	ARD Finance S.A. (PIK 7.88%)
3,780,000	7.13%, 09/15/2023(11)	3,893,400
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(2)(3)	1,041,300
375,000	5.25%, 08/15/2027	375,469
725,000	6.00%, 02/15/2025(2)	748,563
1,695,000	7.25%, 05/15/2024(2)	1,789,106
	Crown Americas LLC / Crown Americas Capital Corp.
2,055,000	4.75%, 02/01/2026	2,112,540
	Flex Acquisition Co., Inc.
4,355,000	6.88%, 01/15/2025(2)	3,865,062
	OI European Group B.V.
390,000	4.00%, 03/15/2023(2)	391,950
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(2)	3,185,700
2,710,000	6.38%, 08/15/2025(2)	2,958,134
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
3,240,000	5.13%, 07/15/2023(2)	3,296,700
1,155,000	7.00%, 07/15/2024(2)	1,195,425
	Trivium Packaging Finance B.V.
415,000	5.50%, 08/15/2026(2)(3)	427,969
380,000	8.50%, 08/15/2027(2)(3)	401,010
	WRKCo, Inc.
11,125,000	4.65%, 03/15/2026	12,105,987

		37,788,315

	Pharmaceuticals - 2.2%
	Abbott Laboratories
3,990,000	2.55%, 03/15/2022	4,015,047
	AbbVie, Inc.
14,100,000	2.50%, 05/14/2020	14,098,529
	Allergan Finance LLC
2,840,000	4.63%, 10/01/2042	2,867,298
	Allergan Funding SCS
19,545,000	3.45%, 03/15/2022	19,910,373
380,000	3.80%, 03/15/2025	393,377
2,500,000	4.85%, 06/15/2044	2,591,456
	AstraZeneca plc
5,100,000	2.38%, 11/16/2020	5,101,517
11,865,000	3.38%, 11/16/2025	12,389,557
380,000	3.50%, 08/17/2023	395,175
	Bausch Health Cos., Inc.
327,000	5.50%, 03/01/2023(2)	328,841
3,940,000	5.88%, 05/15/2023(2)	3,968,368
1,970,000	6.13%, 04/15/2025(2)	2,026,637
360,000	9.00%, 12/15/2025(2)	403,340
	Baxalta, Inc.
390,000	3.60%, 06/23/2022	398,507
	Bayer U.S. Finance LLC
1,670,000	2.85%, 04/15/2025(2)	1,577,793
2,900,000	4.20%, 07/15/2034(2)	2,845,259
7,820,000	4.25%, 12/15/2025(2)	8,209,381

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Bristol-Myers Squibb Co.
$7,276,000	2.55%, 05/14/2021(2)(5)	$7,318,261
	Cardinal Health, Inc.
575,000	4.37%, 06/15/2047	522,374
	Catalent Pharma Solutions, Inc.
535,000	4.88%, 01/15/2026(2)	545,700
	CVS Health Corp.
14,100,000	4.10%, 03/25/2025	14,837,670
16,780,000	4.78%, 03/25/2038	17,796,667
590,000	5.05%, 03/25/2048	639,483
9,435,000	5.13%, 07/20/2045	10,230,948
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
885,000	5.88%, 10/15/2024(2)(5)	781,013
774,000	6.00%, 07/15/2023(2)	491,490
1,530,000	6.00%, 02/01/2025(2)	918,000
	GlaxoSmithKline Capital plc
16,385,000	2.88%, 06/01/2022	16,622,096
6,225,000	3.00%, 06/01/2024	6,400,766
	GlaxoSmithKline Capital, Inc.
10,000,000	3.63%, 05/15/2025	10,614,357
	Johnson & Johnson
6,420,000	3.63%, 03/03/2037	6,827,659
	McKesson Corp.
380,000	2.85%, 03/15/2023	381,979
17,275,000	3.65%, 11/30/2020	17,536,091
	Merck & Co., Inc.
10,135,000	3.40%, 03/07/2029	10,789,092
12,035,000	3.90%, 03/07/2039	13,380,342
	Mylan N.V.
7,580,000	5.25%, 06/15/2046	7,777,333
	Mylan, Inc.
6,210,000	4.55%, 04/15/2028	6,538,809
3,600,000	5.20%, 04/15/2048	3,681,040
293,000	5.40%, 11/29/2043	299,834
	Perrigo Co. plc
400,000	4.00%, 11/15/2023	399,944
	Pfizer, Inc.
4,525,000	4.00%, 12/15/2036	4,998,901
	Shire Acquisitions Investments Ireland DAC
18,890,000	2.40%, 09/23/2021	18,846,927
	Teva Pharmaceutical Finance LLC
1,775,000	2.25%, 03/18/2020	1,757,250
	Teva Pharmaceutical Finance Netherlands B.V.
650,000	2.80%, 07/21/2023	566,313
15,840,000	3.15%, 10/01/2026	12,353,425
1,130,000	6.75%, 03/01/2028(5)	1,011,350

		276,385,569

	Pipelines - 2.1%
	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
10,925,000	4.25%, 12/01/2027	11,465,077
1,805,000	5.20%, 12/01/2047	1,936,643
	Buckeye Partners L.P.
905,000	3.95%, 12/01/2026	806,575
	Cheniere Corpus Christi Holdings LLC
3,225,000	5.13%, 06/30/2027	3,510,896
485,000	5.88%, 03/31/2025	533,549
	DCP Midstream Operating L.P.
3,725,000	5.38%, 07/15/2025	3,953,231
1,755,000	5.60%, 04/01/2044	1,632,150
	Energy Transfer Operating L.P.
225,000	4.20%, 09/15/2023	235,862
435,000	4.20%, 04/15/2027	453,275
450,000	4.25%, 03/15/2023	469,266
8,070,000	4.50%, 04/15/2024	8,573,564
2,275,000	4.90%, 03/15/2035	2,296,350

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,190,000	5.15%, 03/15/2045	$1,219,060
18,890,000	5.25%, 04/15/2029	21,109,367
895,000	5.30%, 04/15/2047	937,959
1,480,000	5.50%, 06/01/2027	1,658,201
1,710,000	6.00%, 06/15/2048	1,965,816
940,000	6.05%, 06/01/2041	1,055,062
3,165,000	6.25%, 04/15/2049	3,763,511
425,000	7.50%, 10/15/2020	448,844
265,000	7.50%, 07/01/2038	339,862
	EnLink Midstream Partners L.P.
410,000	4.15%, 06/01/2025	403,850
1,945,000	5.45%, 06/01/2047	1,658,113
	Enterprise Products Operating LLC
3,085,000	3.13%, 07/31/2029	3,102,619
1,430,000	4.20%, 01/31/2050	1,457,695
730,000	4.45%, 02/15/2043	764,582
1,516,000	4.85%, 08/15/2042	1,684,638
3,310,000	4.85%, 03/15/2044	3,651,750
1,025,000	5.10%, 02/15/2045	1,175,784
1,300,000	5.95%, 02/01/2041	1,632,013
	EQM Midstream Partners L.P.
1,842,000	4.13%, 12/01/2026	1,765,620
10,665,000	4.75%, 07/15/2023	10,914,052
5,830,000	5.50%, 07/15/2028	5,858,372
	EQT Midstream Partners L.P.
1,600,000	6.50%, 07/15/2048	1,568,506
	Kinder Morgan Energy Partners L.P.
3,155,000	5.80%, 03/15/2035	3,659,720
	Kinder Morgan, Inc.
380,000	5.30%, 12/01/2034	433,585
	MPLX L.P.
5,980,000	4.50%, 04/15/2038	6,054,489
6,900,000	4.90%, 04/15/2058	6,932,865
1,990,000	5.20%, 03/01/2047	2,133,444
	Peru LNG Srl
200,000	5.38%, 03/22/2030(4)	217,800
3,110,000	5.38%, 03/22/2030(2)	3,386,790
	Plains All American Pipeline L.P. / PAA Finance Corp.
3,495,000	4.30%, 01/31/2043	3,202,750
370,000	4.65%, 10/15/2025	394,420
	Sabine Pass Liquefaction LLC
5,670,000	5.00%, 03/15/2027	6,180,449
12,845,000	5.63%, 03/01/2025	14,257,500
4,850,000	5.88%, 06/30/2026	5,530,261
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(2)	1,637,576
	Sunoco Logistics Partners Operations L.P.
3,520,000	4.00%, 10/01/2027	3,632,352
5,100,000	5.30%, 04/01/2044	5,259,667
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,145,000	4.75%, 10/01/2023(2)	1,157,904
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
5,750,000	6.50%, 07/15/2027(2)	6,260,428
	TC PipeLines L.P.
14,465,000	3.90%, 05/25/2027	14,865,409
	Texas Eastern Transmission L.P.
395,000	2.80%, 10/15/2022(2)	393,789
6,195,000	3.50%, 01/15/2028(2)	6,359,182
	TransCanada PipeLines Ltd.
3,210,000	4.25%, 05/15/2028	3,469,498
5,840,000	4.63%, 03/01/2034	6,511,627
10,590,000	5.10%, 03/15/2049	12,280,919
1,080,000	6.20%, 10/15/2037	1,362,406
	Transportadora de Gas Internacional S.A. ESP
1,395,000	5.55%, 11/01/2028(2)	1,581,595

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Valero Energy Partners L.P.
$5,310,000	4.38%, 12/15/2026	$5,708,498
3,235,000	4.50%, 03/15/2028	3,487,135
	Western Midstream Operating L.P.
795,000	3.95%, 06/01/2025	788,858
5,980,000	4.50%, 03/01/2028	5,950,894
1,465,000	4.75%, 08/15/2028	1,469,853
13,731,000	5.30%, 03/01/2048	12,167,888
2,055,000	5.50%, 08/15/2048	1,931,562
	Williams Cos., Inc.
2,915,000	4.50%, 11/15/2023	3,107,933
1,695,000	4.85%, 03/01/2048	1,804,361
4,100,000	5.40%, 03/04/2044	4,536,468
2,120,000	6.30%, 04/15/2040	2,591,522

		264,703,111

	Real Estate - 0.0%
	China Evergrande Group
200,000	7.50%, 06/28/2023(4)	183,583
1,195,000	8.25%, 03/23/2022(4)	1,156,030
	Country Garden Holdings Co., Ltd.
600,000	4.75%, 01/17/2023(4)	595,546

		1,935,159

	Real Estate Investment Trusts - 0.2%
	American Tower Corp.
9,250,000	2.25%, 01/15/2022	9,201,061
795,000	2.95%, 01/15/2025	799,793
	Boston Properties L.P.
360,000	3.85%, 02/01/2023	375,342
	Brixmor Operating Partnership L.P.
375,000	3.25%, 09/15/2023	380,789
350,000	3.65%, 06/15/2024	358,533
	Crown Castle International Corp.
8,745,000	3.20%, 09/01/2024	8,916,278
360,000	4.45%, 02/15/2026	391,862
	HCP, Inc.
1,950,000	3.25%, 07/15/2026	1,972,862
	Iron Mountain U.S. Holdings, Inc.
395,000	5.38%, 06/01/2026(2)	398,950
	Kimco Realty Corp.
780,000	3.13%, 06/01/2023	790,954
	VEREIT Operating Partnership L.P.
365,000	4.63%, 11/01/2025	394,510
	Vornado Realty L.P.
350,000	3.50%, 01/15/2025	358,679

		24,339,613

	Retail - 1.0%
	1011778 BC ULC / New Red Finance, Inc.
5,230,000	5.00%, 10/15/2025(2)	5,334,600
	Beacon Roofing Supply, Inc.
3,125,000	4.88%, 11/01/2025(2)	3,093,750
	CVS Health Corp.
5,330,000	2.75%, 12/01/2022	5,339,028
3,407,000	2.88%, 06/01/2026	3,372,745
2,985,000	3.70%, 03/09/2023	3,079,782
	CVS Pass-Through Trust
11,713	6.04%, 12/10/2028	13,089
26,424	6.94%, 01/10/2030	31,016
	Ferrellgas L.P. / Ferrellgas Finance Corp.
466,000	6.50%, 05/01/2021(5)	410,080
1,470,000	6.75%, 01/15/2022(5)	1,278,900
1,112,000	6.75%, 06/15/2023(5)	961,880
	Home Depot, Inc.
2,742,000	3.50%, 09/15/2056	2,732,927
9,050,000	5.88%, 12/16/2036	12,212,379

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
$1,145,000	4.75%, 06/01/2027(2)	$1,172,194
1,144,000	5.25%, 06/01/2026(2)	1,187,701
	L Brands, Inc.
2,715,000	5.25%, 02/01/2028	2,514,769
340,000	6.75%, 07/01/2036	298,350
150,000	6.88%, 11/01/2035	133,500
	Lithia Motors, Inc.
1,315,000	5.25%, 08/01/2025(2)	1,357,738
	Lowe’s Cos., Inc.
385,000	3.13%, 09/15/2024	397,034
7,540,000	3.38%, 09/15/2025	7,817,736
7,370,000	3.70%, 04/15/2046	7,011,951
5,365,000	4.05%, 05/03/2047	5,379,409
2,520,000	4.55%, 04/05/2049	2,743,961
	McDonald’s Corp.
9,030,000	4.60%, 05/26/2045	10,030,470
5,000,000	6.30%, 10/15/2037	6,616,760
	O’Reilly Automotive, Inc.
385,000	3.55%, 03/15/2026	399,078
	PetSmart, Inc.
1,436,000	5.88%, 06/01/2025(2)	1,419,630
	Starbucks Corp.
4,380,000	3.80%, 08/15/2025	4,654,605
	United Rentals North America, Inc.
4,205,000	4.88%, 01/15/2028	4,288,637
	Walmart, Inc.
5,475,000	3.05%, 07/08/2026	5,711,596
17,985,000	3.40%, 06/26/2023	18,802,456
2,050,000	3.63%, 12/15/2047	2,207,587

		122,005,338

	Semiconductors - 1.0%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
3,545,000	3.50%, 01/15/2028	3,330,576
30,470,000	3.63%, 01/15/2024	30,787,830
19,335,000	3.88%, 01/15/2027	18,913,443
	Broadcom, Inc.
5,120,000	3.13%, 04/15/2021(2)	5,148,310
1,185,000	3.63%, 10/15/2024(2)	1,187,833
	Entegris, Inc.
2,960,000	4.63%, 02/10/2026(2)	3,001,884
	Intel Corp.
1,700,000	4.10%, 05/19/2046	1,884,900
	Marvell Technology Group Ltd.
765,000	4.20%, 06/22/2023	799,351
	Microchip Technology, Inc.
16,320,000	4.33%, 06/01/2023	16,979,811
	Micron Technology, Inc.
1,290,000	4.64%, 02/06/2024	1,359,845
14,205,000	4.98%, 02/06/2026	15,051,135
1,175,000	5.50%, 02/01/2025	1,207,207
	NXP B.V. / NXP Funding LLC
380,000	3.88%, 09/01/2022(2)	391,099
12,955,000	4.88%, 03/01/2024(2)	13,895,571
	Qorvo, Inc.
2,810,000	5.50%, 07/15/2026	2,959,773
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(2)	1,073,530
1,475,000	5.63%, 11/01/2024(2)	1,589,312

		119,561,410

	Software - 1.2%
	CDK Global, Inc.
1,215,000	5.25%, 05/15/2029(2)	1,260,562
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,675,000	5.75%, 03/01/2025(2)	1,678,685

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Fidelity National Information Services, Inc.
$9,065,000	3.00%, 08/15/2026	$9,194,126
2,955,000	3.75%, 05/21/2029	3,129,827
5,390,000	4.50%, 08/15/2046	5,838,325
	First Data Corp.
1,255,000	5.75%, 01/15/2024(2)	1,291,144
	Fiserv, Inc.
4,630,000	3.20%, 07/01/2026	4,724,423
6,695,000	3.50%, 07/01/2029	6,849,119
15,015,000	3.80%, 10/01/2023	15,734,859
	Infor U.S., Inc.
2,828,000	6.50%, 05/15/2022	2,877,490
	IQVIA, Inc.
1,390,000	5.00%, 05/15/2027(2)	1,448,908
	Microsoft Corp.
6,350,000	3.45%, 08/08/2036	6,729,406
3,805,000	3.50%, 02/12/2035	4,077,057
5,955,000	3.95%, 08/08/2056	6,597,252
6,395,000	4.10%, 02/06/2037	7,311,926
2,815,000	4.45%, 11/03/2045	3,401,584
	Oracle Corp.
6,000,000	2.65%, 07/15/2026	6,023,472
10,835,000	2.95%, 11/15/2024	11,139,069
2,100,000	3.85%, 07/15/2036	2,246,430
15,105,000	3.90%, 05/15/2035	16,291,074
5,835,000	4.00%, 11/15/2047	6,259,240
4,300,000	6.50%, 04/15/2038	6,065,806
	salesforce.com, Inc.
10,660,000	3.25%, 04/11/2023	11,044,557
	SS&C Technologies, Inc.
2,820,000	5.50%, 09/30/2027(2)	2,932,800
	Western Digital Corp.
1,293,000	4.75%, 02/15/2026	1,278,454

		145,425,595

	Telecommunications - 2.7%
	Altice Financing S.A.
505,000	6.63%, 02/15/2023(2)	520,781
2,380,000	7.50%, 05/15/2026(2)	2,493,050
	AT&T, Inc.
6,580,000	2.80%, 02/17/2021	6,618,893
15,175,000	3.60%, 07/15/2025	15,784,351
5,545,000	3.88%, 01/15/2026	5,836,506
24,705,000	4.10%, 02/15/2028	26,245,798
3,335,000	4.13%, 02/17/2026	3,568,804
9,925,000	4.25%, 03/01/2027	10,675,295
21,650,000	4.30%, 02/15/2030	23,254,839
1,045,000	4.30%, 12/15/2042	1,047,641
5,150,000	4.35%, 03/01/2029	5,561,712
3,490,000	4.35%, 06/15/2045	3,510,286
1,265,000	4.50%, 05/15/2035	1,347,432
3,315,000	4.50%, 03/09/2048	3,390,363
3,965,000	4.55%, 03/09/2049	4,082,493
14,820,000	4.85%, 03/01/2039	16,182,760
315,000	5.15%, 03/15/2042	350,164
6,545,000	5.35%, 12/15/2043	7,277,803
	CenturyLink, Inc.
4,151,000	5.63%, 04/01/2025	4,204,963
605,000	5.80%, 03/15/2022	629,200
639,000	7.50%, 04/01/2024	699,507
	Cisco Systems, Inc.
3,322,000	5.90%, 02/15/2039	4,625,464
	CommScope, Inc.
380,000	5.50%, 03/01/2024(2)	384,750
	Deutsche Telekom International Finance B.V.
695,000	8.75%, 06/15/2030	1,017,638

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd.
$400,000	8.75%, 05/25/2024(2)	$376,000
	Embarq Corp.
1,835,000	8.00%, 06/01/2036	1,784,537
	Frontier Communications Corp.
1,955,000	6.88%, 01/15/2025	1,080,138
2,480,000	8.50%, 04/01/2026(2)	2,423,456
1,190,000	10.50%, 09/15/2022	743,750
	Intelsat Jackson Holdings S.A.
2,450,000	8.50%, 10/15/2024(2)	2,444,120
	Millicom International Cellular S.A.
670,000	6.25%, 03/25/2029(2)	723,098
	MTN Mauritius Investments Ltd.
380,000	5.37%, 02/13/2022(4)	392,639
	Sprint Capital Corp.
1,125,000	8.75%, 03/15/2032	1,396,406
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,562,035
790,000	7.63%, 02/15/2025	874,949
6,357,000	7.88%, 09/15/2023	7,088,055
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4,500,000	3.36%, 03/20/2023(2)	4,513,500
13,015,000	5.15%, 03/20/2028(2)	13,828,437
	TBG Global Pte Ltd.
385,000	5.25%, 02/10/2022(4)	390,436
	Telecom Italia Capital S.A.
670,000	7.20%, 07/18/2036	747,050
	Telecom Italia S.p.A.
1,470,000	5.30%, 05/30/2024(2)	1,552,688
	Telefonica Celular del Paraguay S.A.
500,000	5.88%, 04/15/2027(2)	527,040
	Telefonica Emisiones S.A.
4,965,000	4.67%, 03/06/2038	5,299,634
7,690,000	4.90%, 03/06/2048	8,416,573
7,290,000	5.21%, 03/08/2047	8,243,513
11,395,000	5.46%, 02/16/2021	11,890,855
1,705,000	5.52%, 03/01/2049	2,021,088
	Turk Telekomunikasyon AS
430,000	4.88%, 06/19/2024(4)	410,650
	Turkcell Iletisim Hizmetleri AS
405,000	5.75%, 10/15/2025(4)	395,896
	Verizon Communications, Inc.
9,685,000	3.38%, 02/15/2025	10,100,357
9,585,000	4.13%, 08/15/2046	10,112,906
12,585,000	4.50%, 08/10/2033	14,249,687
2,285,000	4.52%, 09/15/2048	2,541,908
6,622,000	4.67%, 03/15/2055	7,499,405
4,790,000	4.81%, 03/15/2039	5,506,238
5,934,000	4.86%, 08/21/2046	6,916,890
9,240,000	5.01%, 04/15/2049	10,940,022
9,155,000	5.25%, 03/16/2037	11,023,408
	Vodafone Group plc
15,225,000	3.75%, 01/16/2024	15,850,649
375,000	4.13%, 05/30/2025	398,438
6,355,000	5.25%, 05/30/2048	7,146,912

		332,723,856

	Toys/Games/Hobbies - 0.0%
	Mattel, Inc.
2,570,000	6.75%, 12/31/2025(2)	2,701,764

	Transportation - 0.5%
	Burlington Northern Santa Fe LLC
8,215,000	4.55%, 09/01/2044	9,511,481
	Canadian National Railway Co.
390,000	2.95%, 11/21/2024	397,553
	CSX Corp.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$10,315,000	2.60%, 11/01/2026	$10,300,391
	1,000,000	4.75%, 05/30/2042	1,140,988
		Lima Metro Line 2 Finance Ltd.
	600,000	4.35%, 04/05/2036(2)(3)	617,250
		Norfolk Southern Corp.
	3,734,000	4.65%, 01/15/2046	4,293,133
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	4,520,000	3.45%, 07/01/2024(2)	4,664,071
	9,895,000	4.88%, 07/11/2022(2)	10,499,393
		Rumo Luxembourg S.a.r.l.
	800,000	5.88%, 01/18/2025(4)	848,008
	566,000	5.88%, 01/18/2025(2)	599,966
	320,000	7.38%, 02/09/2024(4)	346,368
		Russian Railways via RZD Capital plc
EUR	340,000	4.60%, 03/06/2023(4)	427,850
		Union Pacific Corp.
	$380,000	3.25%, 08/15/2025	395,598
	4,760,000	3.70%, 03/01/2029	5,097,104
	3,970,000	4.38%, 11/15/2065	4,128,870
	10,385,000	4.80%, 09/10/2058	12,016,661

			65,284,685

		Trucking & Leasing - 0.1%
		Avolon Holdings Funding Ltd.
	690,000	3.95%, 07/01/2024(2)	704,697
	4,175,000	4.38%, 05/01/2026(2)	4,317,868
	1,895,000	5.25%, 05/15/2024(2)	2,034,131

			7,056,696

		Total Corporate Bonds (cost $5,440,102,304)	$5,708,109,480

Foreign Government Obligations - 3.9%
		Angola - 0.0%
		Angolan Government International Bond
	3,000,000	8.25%, 05/09/2028(4)	3,189,522
	825,000	8.25%, 05/09/2028(2)	877,119

			4,066,641

		Argentina - 0.5%
		Argentine Republic Government International Bond
EUR	7,720,000	3.38%, 12/31/2038(8)	5,006,101
	$17,750,000	3.75%, 12/31/2038(8)	10,587,875
EUR	6,995,000	5.25%, 01/15/2028	5,766,948
	$2,010,000	5.88%, 01/11/2028	1,582,875
	375,000	6.63%, 07/06/2028	301,125
	12,210,000	6.88%, 01/26/2027	10,103,775
	7,045,000	6.88%, 01/11/2048	5,326,020
	7,200,000	7.50%, 04/22/2026	6,156,000
EUR	1,527,475	7.82%, 12/31/2033	1,411,238
	$2,986,341	8.28%, 12/31/2033	2,492,101
		Autonomous City of Buenos Aires Argentina
	1,350,000	7.50%, 06/01/2027(2)	1,246,860
	399,320	8.95%, 02/19/2021(2)(5)	402,319
	1,192,600	8.95%, 02/19/2021(4)	1,201,556
		Provincia de Buenos Aires
EUR	880,000	4.00%, 05/01/2020(4)(8)	944,936
	$1,065,000	7.88%, 06/15/2027(2)	796,631
	1,320,000	10.88%, 01/26/2021(4)	1,242,793
		Provincia de Cordoba
	425,000	7.13%, 06/10/2021(2)	377,617
	1,630,000	7.13%, 08/01/2027	1,246,950
	1,675,000	7.45%, 09/01/2024(4)	1,375,192

			57,568,912

		Armenia - 0.0%
		Republic of Armenia International Bond
	600,000	6.00%, 09/30/2020(4)	617,052

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$450,000	7.15%, 03/26/2025(4)	$519,384

			1,136,436

		Azerbaijan - 0.1%
		Republic of Azerbaijan International Bond
	681,000	3.50%, 09/01/2032(2)	651,251
	5,667,000	3.50%, 09/01/2032(4)	5,419,443
	355,000	4.75%, 03/18/2024(4)	378,227
	865,000	5.13%, 09/01/2029(4)	914,928
		Southern Gas Corridor CJSC
	1,925,000	6.88%, 03/24/2026(4)	2,261,359

			9,625,208

		Bermuda - 0.0%
		Bermuda Government International Bond
	1,525,000	4.75%, 02/15/2029(2)	1,704,187

		Brazil - 0.1%
		Brazil Notas do Tesouro Nacional
BRL	252,000	10.00%, 01/01/2027	76,566
	7,738,000	10.00%, 01/01/2029	2,391,136
		Brazilian Government International Bond
	$790,000	4.50%, 05/30/2029	822,793
	1,410,000	4.63%, 01/13/2028	1,493,204
	2,354,000	5.00%, 01/27/2045	2,426,668
	1,520,000	5.63%, 02/21/2047	1,691,061

			8,901,428

		Cayman Islands - 0.0%
		KSA Sukuk Ltd.
	1,390,000	2.89%, 04/20/2022(2)	1,409,104

		Colombia - 0.1%
		Colombia Government International Bond
	4,420,000	3.88%, 04/25/2027	4,612,314
	5,155,000	5.00%, 06/15/2045	5,729,783

			10,342,097

		Costa Rica - 0.0%
		Costa Rica Government International Bond
	1,140,000	9.20%, 02/21/2024(2)	1,263,975

		Croatia - 0.1%
		Croatia Government International Bond
EUR	2,440,000	2.75%, 01/27/2030(4)	3,186,735
	1,890,000	3.00%, 03/20/2027(4)	2,458,267
	$920,000	5.50%, 04/04/2023(4)	1,012,237
	1,970,000	6.00%, 01/26/2024(4)	2,248,062
	3,795,000	6.38%, 03/24/2021(4)	4,016,362

			12,921,663

		Dominican Republic - 0.0%
		Dominican Republic International Bond
	520,000	6.00%, 07/19/2028(4)	568,755
	1,785,000	6.40%, 06/05/2049(2)	1,901,043
	237,000	7.45%, 04/30/2044(4)	279,366

			2,749,164

		Egypt - 0.1%
		Egypt Government International Bond
EUR	340,000	4.75%, 04/11/2025(2)	393,061
	810,000	5.63%, 04/16/2030(4)	913,024
	450,000	5.63%, 04/16/2030(2)	507,235
	680,000	6.38%, 04/11/2031(2)	797,700
	$1,790,000	7.60%, 03/01/2029(2)	1,916,410
	1,091,000	7.60%, 03/01/2029(4)	1,168,046
	685,000	8.70%, 03/01/2049(2)	748,363
	1,310,000	8.70%, 03/01/2049(4)	1,431,175

			7,875,014

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Ethiopia - 0.0%
		Ethiopia International Bond
	$2,870,000	6.63%, 12/11/2024(4)	$2,978,888

		Gabon - 0.0%
		Gabon Government International Bond
	2,335,000	6.95%, 06/16/2025(4)	2,333,832

		Ghana - 0.0%
		Ghana Government International Bond
	2,565,000	8.13%, 01/18/2026(4)	2,765,126

		Greece - 0.1%
		Hellenic Republic Government Bond
EUR	2,610,000	3.45%, 04/02/2024(2)(4)	3,198,563
	2,825,000	3.50%, 01/30/2023(4)	3,407,480
	1,440,000	4.38%, 08/01/2022(2)(4)	1,766,675

			8,372,718

		Honduras - 0.0%
		Honduras Government International Bond
	$1,385,000	6.25%, 01/19/2027(4)	1,495,814
	1,195,000	7.50%, 03/15/2024(4)	1,317,499

			2,813,313

		Hungary - 0.2%
		Hungary Government International Bond
	6,720,000	5.38%, 02/21/2023	7,365,765
	2,928,000	5.75%, 11/22/2023	3,298,392
	6,212,000	6.38%, 03/29/2021	6,596,150

			17,260,307

		Indonesia - 0.3%
		Indonesia Government International Bond
	910,000	3.85%, 07/18/2027(4)	952,743
	2,050,000	4.35%, 01/08/2027(4)	2,214,076
	1,260,000	4.63%, 04/15/2043(4)	1,356,280
	5,967,000	4.75%, 01/08/2026(4)	6,552,801
	9,615,000	5.13%, 01/15/2045(4)	11,037,162
	3,370,000	5.25%, 01/08/2047(4)	3,939,500
	2,885,000	5.38%, 10/17/2023(4)	3,184,492
	1,246,000	6.63%, 02/17/2037(4)	1,636,293
	900,000	6.75%, 01/15/2044(4)	1,243,134
	2,552,000	7.75%, 01/17/2038(4)	3,724,197
		Perusahaan Penerbit SBSN Indonesia III
	886,000	4.15%, 03/29/2027(2)	935,616

			36,776,294

		Ivory Coast - 0.0%
		Ivory Coast Government International Bond
EUR	1,196,000	5.25%, 03/22/2030(2)	1,335,253
	580,000	6.63%, 03/22/2048(4)	650,266

			1,985,519

		Jamaica - 0.0%
		Jamaica Government International Bond
	$200,000	6.75%, 04/28/2028	231,252
	1,145,000	8.00%, 03/15/2039	1,451,299

			1,682,551

		Jordan - 0.0%
		Jordan Government International Bond
	885,000	5.75%, 01/31/2027(4)	905,394
	1,635,000	6.13%, 01/29/2026(4)	1,717,090
	1,147,000	7.38%, 10/10/2047(4)	1,216,304

			3,838,788

		Kenya - 0.0%
		Kenya Government International Bond
	2,040,000	7.00%, 05/22/2027(2)	2,133,395

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Macedonia - 0.0%
		Former Yugoslav Republic of Macedonia
EUR	3,465,000	3.98%, 07/24/2021(4)	$4,057,847

		Mexico - 0.3%
		Mexico Government International Bond
	$2,740,000	4.50%, 04/22/2029	2,918,100
	26,803,000	4.50%, 01/31/2050	26,668,985

			29,587,085

		Morocco - 0.0%
		Morocco Government International Bond
EUR	290,000	3.50%, 06/19/2024(4)	366,168

		Nigeria - 0.0%
		Nigeria Government International Bond
	$345,000	7.14%, 02/23/2030(4)	356,054
	1,010,000	8.75%, 01/21/2031(4)	1,139,765

			1,495,819

		Oman - 0.0%
		Oman Government International Bond
	790,000	4.88%, 02/01/2025(2)(3)	788,420
	1,125,000	6.00%, 08/01/2029(2)(3)	1,122,187

			1,910,607

		Pakistan - 0.0%
		Second Pakistan International Sukuk Co., Ltd.
	1,300,000	6.75%, 12/03/2019(4)	1,310,202

		Panama - 0.0%
		Panama Government International Bond
	2,025,000	3.16%, 01/23/2030	2,043,225
		Panama Notas del Tesoro
	2,130,000	3.75%, 04/17/2026(2)	2,220,525

			4,263,750

		Papua New Guinea - 0.0%
		Papua New Guinea Government International Bond
	1,335,000	8.38%, 10/04/2028(2)	1,441,800

		Paraguay - 0.0%
		Paraguay Government International Bond
	1,630,000	5.00%, 04/15/2026(4)	1,784,867
	795,000	5.60%, 03/13/2048(4)	909,289
	645,000	5.60%, 03/13/2048(2)	737,725

			3,431,881

		Qatar - 0.3%
		Qatar Government International Bond
	1,750,000	2.38%, 06/02/2021(4)	1,748,337
	385,000	3.38%, 03/14/2024(2)	400,400
	1,785,000	3.88%, 04/23/2023(4)	1,880,944
	7,245,000	4.00%, 03/14/2029(2)	7,892,283
	980,000	4.00%, 03/14/2029(4)	1,067,555
	1,130,000	4.50%, 04/23/2028(4)	1,274,075
	9,470,000	4.82%, 03/14/2049(2)	10,961,525
	470,000	4.82%, 03/14/2049(4)	544,025
	4,310,000	5.10%, 04/23/2048(2)	5,179,698
		Qatari Diar Finance Co.
	8,125,000	5.00%, 07/21/2020(4)	8,302,775

			39,251,617

		Romania - 0.1%
		Romanian Government International Bond
EUR	555,000	2.00%, 12/08/2026(2)	655,393
	2,235,000	2.12%, 07/16/2031(2)	2,507,564
	585,000	2.50%, 02/08/2030(4)	692,031
	795,000	2.50%, 02/08/2030(2)	940,452
	1,360,000	2.88%, 03/11/2029(4)	1,671,128
	790,000	3.38%, 02/08/2038(4)	958,515

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	75,000	3.50%, 04/03/2034(4)	$92,909
	3,227,000	3.88%, 10/29/2035(4)	4,149,501
	2,080,000	4.63%, 04/03/2049(2)	2,861,498

			14,528,991

		Russia - 0.5%
		Russian Federal Bond - OFZ
RUB	92,085,000	6.90%, 05/23/2029	1,419,178
		Russian Foreign Bond - Eurobond
	$2,200,000	4.25%, 06/23/2027(2)	2,296,668
	6,200,000	4.25%, 06/23/2027(4)	6,472,428
	6,200,000	4.38%, 03/21/2029(4)	6,480,860
	6,200,000	4.38%, 03/21/2029(2)	6,480,860
	3,600,000	4.75%, 05/27/2026(4)	3,863,426
	2,600,000	4.88%, 09/16/2023(4)	2,791,625
	2,800,000	5.10%, 03/28/2035(2)	3,041,853
	4,400,000	5.10%, 03/28/2035(4)	4,780,054
	2,200,000	5.25%, 06/23/2047(2)	2,468,400
	14,200,000	5.25%, 06/23/2047(4)	15,932,400
	1,200,000	5.63%, 04/04/2042(4)	1,419,019

			57,446,771

		Saudi Arabia - 0.0%
		Saudi Government International Bond
	445,000	4.00%, 04/17/2025(4)	476,150
	745,000	4.00%, 04/17/2025(2)	797,150
	1,445,000	4.50%, 10/26/2046(4)	1,528,087

			2,801,387

		Senegal - 0.0%
		Senegal Government International Bond
	485,000	6.25%, 07/30/2024(4)	528,378
	1,210,000	6.25%, 05/23/2033(4)	1,198,566
	973,000	6.75%, 03/13/2048(2)	933,516
	1,300,000	6.75%, 03/13/2048(4)	1,247,246

			3,907,706

		South Africa - 0.1%
		Republic of South Africa Government Bond
ZAR	20,285,000	8.00%, 01/31/2030	1,320,172
		Republic of South Africa Government International Bond
	$3,990,000	6.30%, 06/22/2048	4,278,238

			5,598,410

		Sri Lanka - 0.1%
		Sri Lanka Government International Bond
	940,000	6.20%, 05/11/2027(2)	905,969
	1,385,000	6.20%, 05/11/2027(4)	1,334,858
	355,000	6.83%, 07/18/2026(4)	360,071
	330,000	6.85%, 03/14/2024(2)	339,075
	1,875,000	6.85%, 11/03/2025(4)	1,907,849

			4,847,822

		Supranational - 0.0%
		International Finance Corp.
MXN	154,000,000	0.00%, 02/22/2038(9)	1,913,373

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	2,825,000	5.63%, 02/17/2024(4)	3,096,504
	1,315,000	6.38%, 07/15/2026(2)	1,456,171
	170,000	6.75%, 10/31/2023(2)	193,855

			4,746,530

		Turkey - 0.5%
		Export Credit Bank of Turkey
	$985,000	8.25%, 01/24/2024(2)	1,034,250
		Turkey Government International Bond
	895,000	3.25%, 03/23/2023	826,900

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

EUR	1,365,000	4.63%, 03/31/2025	$1,564,895
	$2,960,000	4.88%, 10/09/2026	2,701,000
	$9,600,000	4.88%, 04/16/2043	7,536,000
	5,320,000	5.13%, 02/17/2028	4,855,543
EUR	865,000	5.20%, 02/16/2026	999,448
	$1,594,000	5.63%, 03/30/2021	1,621,417
	15,335,000	5.75%, 03/22/2024	15,124,941
	6,615,000	5.75%, 05/11/2047	5,581,406
	7,230,000	6.00%, 03/25/2027	6,995,025
	11,325,000	6.00%, 01/14/2041	9,937,461
	1,380,000	6.35%, 08/10/2024	1,391,012
	1,448,000	6.88%, 03/17/2036	1,416,998
	1,140,000	7.25%, 12/23/2023	1,196,996

			62,783,292

		Ukraine - 0.2%
		Ukraine Government International Bond
	1,515,000	7.38%, 09/25/2032(2)	1,539,240
	5,405,000	7.38%, 09/25/2032(4)	5,491,480
	1,260,000	7.75%, 09/01/2020(4)	1,299,287
	1,502,000	7.75%, 09/01/2021(2)	1,571,873
	545,000	7.75%, 09/01/2021(4)	570,353
	5,315,000	7.75%, 09/01/2022(4)	5,633,900
	875,000	7.75%, 09/01/2023(4)	935,375
	2,115,000	7.75%, 09/01/2025(4)	2,234,920
	620,000	7.75%, 09/01/2026(2)	654,720
	755,000	7.75%, 09/01/2026(4)	797,280
	4,715,000	7.75%, 09/01/2027(4)	4,974,891
	1,235,000	8.99%, 02/01/2024(2)	1,370,302

			27,073,621

		United Arab Emirates - 0.0%
		Abu Dhabi Government International Bond
	395,000	2.50%, 10/11/2022(2)	397,579
		Emirate of Dubai Government International Bonds
	1,570,000	5.25%, 01/30/2043(4)	1,735,341

			2,132,920

		Venezuela - 0.1%
		Venezuela Government International Bond
	345,000	6.00%, 12/09/2020(10)	52,613
	1,015,000	7.00%, 12/01/2018(10)	154,788
	3,170,000	7.00%, 03/31/2038(10)	483,425
	4,085,000	7.65%, 04/21/2025(10)	622,963
	4,765,000	7.75%, 10/13/2019(10)	726,662
	11,205,000	8.25%, 10/13/2024(10)	1,708,762
	11,937,200	9.00%, 05/07/2023(10)	1,820,423
	12,825,000	9.25%, 05/07/2028(10)	1,955,812

			7,525,448

		Total Foreign Government Obligations (cost $494,635,844)	$484,927,607

Municipal Bonds - 0.0%
		General Obligation - 0.0%
		California State, GO Taxable
	2,265,000	7.55%, 04/01/2039	3,632,449

		Total Municipal Bonds (cost $2,892,682)	$3,632,449

Senior Floating Rate Interests - 0.3%(12)
		Auto Parts & Equipment - 0.0%
		Panther BF Aggregator L.P.
	1,595,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,594,011

		Commercial Services - 0.1%
		Blackhawk Network Holdings, Inc.
	1,549,350	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	1,544,826

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Dun & Bradstreet Corp.
$4,460,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	$4,486,492
	Trans Union LLC
1,173,150	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	1,174,617

		7,205,935

	Diversified Financial Services - 0.0%
	Crown Finance U.S., Inc.
1,714,050	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,706,851

	Food - 0.0%
	CHG PPC Parent LLC
534,600	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	531,595

	Healthcare-Services - 0.0%
	Syneos Health, Inc.
1,206,296	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	1,202,834

	Household Products - 0.0%
	Diamond (BC) B.V.
847,100	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	765,922

	Insurance - 0.1%
	Asurion LLC
4,527,898	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	4,536,003
	Genworth Holdings, Inc.
385,125	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	387,532
	Hub International Ltd.
1,687,950	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,669,298

		6,592,833

	Internet - 0.0%
	Lands’ End, Inc.
810,920	5.49%, 04/04/2021, 1 mo. USD LIBOR + 3.250%	792,334

	Leisure Time - 0.0%
	Golden Entertainment, Inc.
3,517,425	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,526,219

	Machinery-Diversified - 0.0%
	Gardner Denver, Inc.
956,880	4.98%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	958,660

	Media - 0.1%
	PSAV Holdings LLC
3,076,063	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	2,989,563
	Shutterfly, Inc.
2,314,469	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	2,314,099

		5,303,662

	Semiconductors - 0.0%
	Microchip Technology, Inc.
747,359	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	746,425

	Software - 0.0%
	SS&C Technologies Holdings Europe S.a.r.l.
466,467	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	466,178
	SS&C Technologies, Inc.
928,277	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	927,769

		1,393,947

	Total Senior Floating Rate Interests (cost $32,349,533)	$32,321,228

U.S. Government Securities - 2.2%
	U.S. Treasury Bonds - 1.4%
$82,160,000	3.00%, 11/15/2045	$89,843,243
5,000,000	3.00%, 08/15/2048	5,480,469
7,090,000	4.25%, 11/15/2040	9,291,777
20,345,000	4.38%, 02/15/2038	26,857,784
35,427,000	4.38%, 05/15/2040	47,122,062

		178,595,335

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	U.S. Treasury Notes - 0.8%
$28,010,000	1.25%, 07/31/2023	$27,362,269
5,000,000	1.38%, 10/31/2020(13)	4,960,547
1,570,000	2.00%, 05/31/2024	1,581,591
19,345,000	2.38%, 03/15/2022(14)	19,608,727
24,095,000	2.50%, 01/15/2022	24,449,836
13,625,000	2.88%, 11/30/2023	14,200,869

		92,163,839

		270,759,174

	Total U.S. Government Securities (cost $266,321,018)	$270,759,174

Convertible Bonds - 0.0%
	Commercial Services - 0.0%
	Cardtronics, Inc.
1,200,000	1.00%, 12/01/2020	1,167,750

	Media - 0.0%
	Scripps Escrow, Inc.
1,430,000	5.88%, 07/15/2027(2)	1,444,572

	Software - 0.0%
	Western Digital Corp.
2,226,000	1.50%, 02/01/2024(2)	2,069,056

	Total Convertible Bonds (cost $4,926,152)	$4,681,378

Escrows - 0.0%(15)
	Materials - 0.0%
1,410,000	Berry Global, Inc.*(2)	1,482,262

	Telecommunication Services - 0.0%
1,605,000	Nexstar Escrow, Inc.*(2)	1,667,194

	Utilities - 0.0%
3,799,308	TCEH Corp.*(16)(17)	4

	Total Escrows (cost $3,015,000)	$3,149,460

	Total Long-Term Investments (cost $10,734,858,946)	$11,833,161,576

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.4%
546,506,287	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(18)	546,506,287

	Securities Lending Collateral - 0.1%
742,792	Citibank NA DDCA, 2.37%, 8/1/2019(18)	742,792
8,425,774	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(18)	8,425,774
1,238,650	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(18)	1,238,650
1,179,578	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(18)	1,179,578
3,005,718	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(18)	3,005,718
263,332	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(18)	263,332

		14,855,844

	Total Short-Term Investments (cost $561,362,131)	$561,362,131

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $11,296,221,077)	99.7%	$12,394,523,707
Other Assets and Liabilities	0.3%	34,396,691

Total Net Assets	100.0%	$12,428,920,398

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $988,456,859, representing 8.0% of net assets.

(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $43,933,754 at July 31, 2019.
(4)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $260,136,318, representing 2.1% of net assets.

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(8)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(9)	Security is a zero-coupon bond.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(13)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(14)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Investment valued using significant unobservable inputs.
(17)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of this security was $4, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	Current yield as of period end.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Futures Contracts Outstanding at July 31, 2019

				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,329	09/30/2019	$284,945,906	$470,497
U.S. Treasury 5-Year Note Future	2,007	09/30/2019	235,932,259	1,360,839
U.S. Treasury Long Bond Future	580	09/19/2019	90,244,375	1,182,732
U.S. Treasury Ultra Bond Future	623	09/19/2019	110,621,437	2,843,713

Total				$5,857,781

Short position contracts:
Euro BUXL 30-Year Bond Future	26	09/06/2019	$6,014,865	$(274,716)
Euro-BOBL Future	105	09/06/2019	15,691,731	(124,318)
Euro-Bund Future	136	09/06/2019	26,357,149	(516,060)
U.S. Treasury 10-Year Note Future	3,290	09/19/2019	419,217,969	(6,071,735)
U.S. Treasury 10-Year Ultra Future	312	09/19/2019	43,007,250	(189,564)

Total				$(7,176,393)

Total futures contracts				$(1,318,612)

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

						Periodic	Upfront	Upfront		Unrealized
		Counter-	Notional	(Pay)/Receive	Expiration	Payment	Premiums	Premiums	Market	Appreciation/
Reference Entity		party	Amount (a)	Fixed Rate	Date	Frequency	Paid	Received	Value †	(Depreciation)

Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank AG	JPM	EUR	8,000,000	(1.00%)	06/20/24	Quarterly	$381,248	$—	$183,910	$(197,338)
Deutsche Bank AG	MSC	EUR	9,000,000	(1.00%)	06/20/24	Quarterly	420,031	—	206,899	(213,132)
Deutsche Bank AG	JPM	EUR	10,000,000	(1.00%)	06/20/24	Quarterly	451,882	—	229,888	(221,994)
Deutsche Bank AG	CBK	EUR	9,000,000	(1.00%)	06/20/24	Quarterly	429,308	—	206,899	(222,409)
Deutsche Bank AG	JPM	EUR	7,000,000	(1.00%)	06/20/24	Quarterly	1,035,621	—	779,457	(256,164)
Deutsche Bank AG	HSBC	EUR	7,000,000	(1.00%)	06/20/24	Quarterly	1,076,925	—	779,776	(297,149)
Petroleos Mexicanos	GSC	USD	860,000	(1.00%)	06/20/24	Quarterly	59,625	—	89,797	30,172

Total							$3,854,640	$—	$2,476,626	$(1,378,014)

Total single-name issues							$3,854,640	$—	$2,476,626	$(1,378,014)

Total OTC contracts							$3,854,640	$—	$2,476,626	$(1,378,014)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

					Periodic			Unrealized
		Notional	(Pay)/Receive	Expiration	Payment			Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency	Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
CDX-EMS.31.V1	USD	9,504,000	(1.00%)	06/20/24	Quarterly	$345,298	$235,386	$(109,912)

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Credit default swaps on indices:
Sell protection:
CDX.NA.HYS.32.V2	USD	371,250	5.00%	06/20/24	Quarterly	$26,864	$36,715	$9,851

Total traded indices						$372,162	$272,101	$(100,061)

Credit default swaps on single-name issues:
Buy protection:
Best Buy Co, Inc.	USD	1,305,000	(5.00%)	06/20/24	Quarterly	$(245,989)	$(268,554)	$(22,565)

Total single-name issues						$(245,989)	$(268,554)	$(22,565)

Total centrally cleared credit default swap contracts						$126,173	$3,547	$(122,626)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
1,009,500,000	CLP	1,453,564	USD	BNP	09/23/19	$—	$(19,208)
4,727,600,000	COP	1,444,623	USD	MSC	09/18/19	—	(8,108)
33,870,000	CZK	1,501,747	USD	BCLY	09/18/19	—	(42,008)
31,630,000	EGP	1,853,729	USD	CBK	09/18/19	33,480	—
101,000	EUR	115,349	USD	UBS	09/18/19	—	(3,095)
542,000	EUR	610,566	USD	RBC	09/18/19	—	(8,176)
1,361,000	EUR	1,521,961	USD	BCLY	09/18/19	—	(9,317)
613,000	EUR	696,483	USD	CBA	09/18/19	—	(15,182)
3,897,000	EUR	4,389,198	USD	JPM	09/18/19	—	(57,991)
375,100,000	HUF	1,332,623	USD	GSC	09/18/19	—	(55,641)
5,915,000	PEN	1,767,360	USD	BNP	09/18/19	19,120	—
28,090,000	PHP	538,288	USD	BNP	09/18/19	12,739	—
5,105,000	PLN	1,361,300	USD	BCLY	09/18/19	—	(42,584)
2,636,561	USD	3,805,000	AUD	BNP	09/18/19	30,083	—
868,379	USD	3,469,000	BRL	MSC	09/04/19	—	(38,371)
2,695,114	USD	3,585,000	CAD	RBC	09/18/19	—	(23,773)
10,917,913	USD	9,775,000	EUR	GSC	08/30/19	69,418	—
914,718	USD	820,000	EUR	UBS	08/30/19	4,665	—
62,102,634	USD	54,440,000	EUR	BNP	09/18/19	1,596,880	—
4,897,639	USD	4,325,000	EUR	JPM	09/18/19	90,744	—
3,154,678	USD	2,768,000	EUR	GSC	09/18/19	78,265	—
1,480,161	USD	1,306,000	EUR	SSG	09/18/19	28,645	—
1,133,093	USD	1,012,000	EUR	UBS	09/18/19	8,335	—
128,757	USD	115,000	EUR	MSC	09/18/19	944	—
19,980	USD	16,000	GBP	JPM	08/30/19	492	—
1,732,305	USD	33,700,000	MXN	CBK	09/18/19	—	(11,932)
2,624,915	USD	3,995,000	NZD	GSC	09/18/19	—	(911)
Total						$1,973,810	$(336,297)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
DDCA	Dollars on Deposit in Custody Account
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment-in-kind
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
GO	General Obligation

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$35,444,797	$—	$35,444,797	$—
Banks	722,553,055	722,553,055	—	—
Capital Goods	408,845,853	337,801,265	71,044,588	—
Consumer Services	35,753,705	35,753,705	—	—
Diversified Financials	25,408,119	25,408,119	—	—
Energy	567,564,851	567,564,851	—	—
Food & Staples Retailing	21,040,362	21,040,362	—	—
Food, Beverage & Tobacco	403,567,836	357,846,067	45,721,769	—
Health Care Equipment & Services	206,847,010	118,313,093	88,533,917	—
Household & Personal Products	193,540,467	193,540,467	—	—
Insurance	362,967,529	362,967,529	—	—
Materials	106,776,695	106,776,695	—	—
Media & Entertainment	139,884,658	139,884,658	—	—
Pharmaceuticals, Biotechnology & Life Sciences	633,049,255	489,242,600	143,806,655	—
Real Estate	121,386,800	121,386,800	—	—
Retailing	105,501,531	105,501,531	—	—
Semiconductors & Semiconductor Equipment	311,622,766	311,622,766	—	—
Technology Hardware & Equipment	205,632,025	205,632,025	—	—
Telecommunication Services	200,399,639	200,399,639	—	—
Transportation	64,129,321	64,129,321	—	—
Utilities	452,886,906	452,886,906	—	—
Preferred Stocks	777,620	777,620	—	—
Corporate Bonds	5,708,109,480	—	5,708,109,480	—
Foreign Government Obligations	484,927,607	—	484,927,607	—
Municipal Bonds	3,632,449	—	3,632,449	—
Senior Floating Rate Interests	32,321,228	—	32,321,228	—
U.S. Government Securities	270,759,174	—	270,759,174	—
Convertible Bonds	4,681,378	—	4,681,378	—
Escrows	3,149,460	—	3,149,456	4
Short-Term Investments	561,362,131	561,362,131	—	—
Foreign Currency Contracts(2)	1,973,810	—	1,973,810	—
Futures Contracts(2)	5,857,781	5,857,781	—	—
Swaps - Credit Default(2)	40,023	—	40,023	—

Total	$12,402,395,321	$5,508,248,986	$6,894,146,331	$4

Liabilities
Foreign Currency Contracts(2)	$(336,297)	$—	$(336,297)	$—
Futures Contracts(2)	(7,176,393)	(7,176,393)	—	—
Swaps - Credit Default(2)	(1,540,663)	—	(1,540,663)	—

Total	$(9,053,353)	$(7,176,393)	$(1,876,960)	$—

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.1%
	Automobiles & Components - 0.6%
287,648	Aptiv plc	$25,212,347
150,270	Delphi Technologies plc	2,816,060
56,731	Ferrari N.V.	9,135,155
172,106	Valeo S.A.	5,363,242

		42,526,804

	Banks - 3.3%
2,606,182	Bank of America Corp.	79,957,664
2,460,971	CaixaBank S.A.	6,099,388
340,779	HDFC Bank Ltd.	11,116,056
505,635	JP Morgan Chase & Co.	58,653,660
1,456,683	KeyCorp.	26,759,267
376,850	PNC Financial Services Group, Inc.	53,851,865

		236,437,900

	Capital Goods - 5.4%
67,135	Airbus SE	9,490,262
111,944	Boeing Co.	38,193,054
342,090	General Dynamics Corp.	63,608,215
806,800	HF Global, Inc.(1)(2)(3)	13,126,636
285,570	Ingersoll-Rand plc	35,313,586
248,867	L3Harris Technologies, Inc.	51,664,789
248,255	Lockheed Martin Corp.	89,910,513
147,805	Northrop Grumman Corp.	51,076,974
123,073	Rockwell Automation, Inc.	19,787,677
85,780	Safran S.A.	12,314,652

		384,486,358

	Commercial & Professional Services - 3.6%
101,638	CoStar Group, Inc.*	62,548,025
365,803	Equifax, Inc.	50,879,539
207,061	IHS Markit Ltd.*	13,338,870
155,726	Intertek Group plc	10,780,021
4,595	Klarna Holding AB(1)(2)(3)	780,003
252,215	Recruit Holdings Co., Ltd.	8,540,624
731,842	Republic Services, Inc.	64,877,793
316,974	TransUnion	26,242,277
205,858	Waste Connections, Inc.	18,675,438

		256,662,590

	Consumer Durables & Apparel - 3.6%
50,058	Kontoor Brands, Inc.*	1,468,201
167,810	Lennar Corp. Class A	7,982,722
1,398,375	NIKE, Inc. Class B	120,302,201
1,878,733	Under Armour, Inc. Class A*	43,342,370
2,724,205	Under Armour, Inc. Class C*	55,410,330
350,409	VF Corp.	30,622,243

		259,128,067

	Consumer Services - 3.7%
19,685	Chipotle Mexican Grill, Inc.*	15,660,008
33,545	Domino’s Pizza, Inc.	8,202,759
5,654,566	DraftKings, Inc.(1)(2)(3)	15,493,511
532,884	Hilton Worldwide Holdings, Inc.	51,449,950
498,356	Las Vegas Sands Corp.	30,120,637
102,147	Marriott International, Inc. Class A	14,204,562
284,959	Marriott Vacations Worldwide Corp.	29,131,358
337,681	McDonald’s Corp.	71,156,140
62,475	New Oriental Education & Technology Group, Inc. ADR*	6,516,767
171,976	Royal Caribbean Cruises Ltd.	20,007,688

		261,943,380

	Diversified Financials - 3.1%
779,627	American Express Co.	96,962,210
204,892	Blackstone Group, Inc. Class A	9,830,718

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

138,200	Hong Kong Exchanges & Clearing Ltd.	$4,644,396
127,583	Intercontinental Exchange, Inc.	11,209,443
1,339,319	J2 Acquisition Ltd.*(4)	11,953,422
1,083,984	Morgan Stanley	48,302,327
428,444	State Street Corp.	24,888,312
201,463	TD Ameritrade Holding Corp.	10,294,759

		218,085,587

	Energy - 0.5%
129,584	Diamondback Energy, Inc.	13,402,873
199,256	EOG Resources, Inc.	17,106,128
61,672	Total S.A.	3,196,471

		33,705,472

	Food & Staples Retailing - 2.6%
116,272	Costco Wholesale Corp.	32,048,052
1,414,456	Walmart, Inc.	156,127,653

		188,175,705

	Food, Beverage & Tobacco - 4.2%
761,585	Altria Group, Inc.	35,847,806
1,416,625	Coca-Cola Co.	74,556,974
1,489,704	Diageo plc	62,120,920
723,639	Lamb Weston Holdings, Inc.	48,570,650
339,655	Monster Beverage Corp.*	21,897,558
472,655	PepsiCo., Inc.	60,410,035

		303,403,943

	Health Care Equipment & Services - 10.6%
400,884	Alcon, Inc.*	23,551,935
93,748	Align Technology, Inc.*	19,600,832
783,327	Baxter International, Inc.	65,775,968
113,705	Becton Dickinson and Co.	28,744,624
388,928	Cerner Corp.	27,866,691
420,275	Danaher Corp.	59,048,637
393,919	Haemonetics Corp.*	48,089,632
551,599	Hologic, Inc.*	28,269,449
447,957	Insulet Corp.*	55,071,834
50,663	Intuitive Surgical, Inc.*	26,319,935
197,966	Koninklijke Philips N.V.	9,286,715
1,194,604	Medtronic plc	121,777,932
289,492	Penumbra, Inc.*	48,518,859
313,112	Stryker Corp.	65,684,635
71,203	Teleflex, Inc.	24,190,507
341,155	UnitedHealth Group, Inc.	84,951,007
61,312	WellCare Health Plans, Inc.*	17,611,872

		754,361,064

	Household & Personal Products - 1.1%
49,424	Beiersdorf AG	5,727,641
837,896	Colgate-Palmolive Co.	60,110,659
164,423	Shiseido Co., Ltd.	12,098,993

		77,937,293

	Insurance - 4.2%
953,232	Aflac, Inc.	50,178,132
507,174	Arthur J Gallagher & Co.	45,863,745
475,307	Chubb Ltd.	72,645,922
349,144	Lincoln National Corp.	22,813,069
449,977	Marsh & McLennan Cos., Inc.	44,457,727
967,632	Ping An Insurance Group Co., of China Ltd. Class H	11,404,326
536,127	Unum Group	17,129,258
199,905	Willis Towers Watson plc	39,025,454

		303,517,633

	Materials - 3.2%
378,616	CF Industries Holdings, Inc.	18,764,209
306,206	Eastman Chemical Co.	23,072,622

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

580,150	FMC Corp.	$50,136,563
590,606	Linde plc	112,971,116
390,422	Nucor Corp.	21,231,148

		226,175,658

	Media & Entertainment - 5.3%
192,462	Activision Blizzard, Inc.	9,380,598
61,785	Alphabet, Inc. Class A*	75,266,487
32,349	Charter Communications, Inc. Class A*	12,466,658
422,126	Facebook, Inc. Class A*	81,989,533
152,993	Netflix, Inc.*	49,415,209
558,005	Ocean Outdoor Ltd.*(4)	4,330,612
2,108,995	Pinterest, Inc. Class A*	61,139,765
327,621	Spotify Technology S.A.*	50,761,598
331,132	Tencent Holdings Ltd.	15,428,421
85,300	TripAdvisor, Inc.*	3,765,995
464,652	Yandex N.V. Class A*	18,223,651

		382,168,527

	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
257,812	Agilent Technologies, Inc.	17,894,731
202,716	Alnylam Pharmaceuticals, Inc.*	15,728,734
286,759	Bausch Health Cos., Inc.*	6,873,613
343,641	Bristol-Myers Squibb Co.	15,261,097
1,318,168	Elanco Animal Health, Inc.*	43,446,817
340,304	Exact Sciences Corp.*	39,172,393
157,404	Galapagos N.V.*	27,311,211
239,532	Heron Therapeutics, Inc.*	4,177,438
277,136	Ionis Pharmaceuticals, Inc.*	18,252,177
913,045	Johnson & Johnson	118,896,720
903,748	Merck & Co., Inc.	75,002,047
27,584	Mettler-Toledo International, Inc.*	20,874,192
263,696	Moderna, Inc.*(5)	3,454,418
1,517,801	Pfizer, Inc.	58,951,391
162,039	Seattle Genetics, Inc.*	12,267,973
169,855	Thermo Fisher Scientific, Inc.	47,165,336

		524,730,288

	Real Estate - 4.2%
107,349	Alexandria Real Estate Equities, Inc. REIT	15,711,600
243,946	American Tower Corp. REIT	51,623,852
232,696	AvalonBay Communities, Inc. REIT	48,584,598
167,342	Boston Properties, Inc. REIT	22,248,119
306,476	Crown Castle International Corp. REIT	40,840,992
45,374	Equinix, Inc. REIT	22,782,285
449,500	Mitsui Fudosan Co., Ltd. REIT	10,147,096
255,661	Public Storage REIT	62,064,264
170,703	Simon Property Group, Inc. REIT	27,688,027
8,145	WeWork Companies, Inc. Class A(1)(2)(3)	553,860

		302,244,693

	Retailing - 6.2%
111,436	Alibaba Group Holding Ltd. ADR*	19,290,686
89,725	Amazon.com, Inc.*	167,496,836
343,577	Delivery Hero SE*(4)	16,503,823
455,704	Expedia Group, Inc.	60,490,149
128,260	Home Depot, Inc.	27,407,879
10,615	JAND, Inc. Class A(1)(2)(3)	159,544
910,355	Just Eat plc*	8,375,268
694,183	Lowe’s Cos., Inc.	70,390,156
962,466	TJX Cos., Inc.	52,512,145
316,327	Tory Burch LLC*(1)(2)(3)	17,587,763

		440,214,249

	Semiconductors & Semiconductor Equipment - 3.7%
1,956,094	Advanced Micro Devices, Inc.*	59,563,062
310,958	Analog Devices, Inc.	36,525,127
30,444	Broadcom, Inc.	8,828,456

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

2,136,644	Marvell Technology Group Ltd.	$56,108,271
1,511,606	Micron Technology, Inc.*	67,855,993
323,567	NXP Semiconductors N.V.	33,453,592

		262,334,501

	Software & Services - 9.3%
137,769	2U, Inc.*	1,763,443
214,541	Accenture plc Class A	41,316,306
37,018	Adobe, Inc.*	11,063,199
95,425	Capgemini SE	12,115,569
110,316	DocuSign, Inc.*	5,705,544
100,861	Fidelity National Information Services, Inc.	13,439,728
224,070	FleetCor Technologies, Inc.*	63,673,972
667,696	Genpact Ltd.	26,494,177
199,152	Global Payments, Inc.	33,441,604
802,858	GoDaddy, Inc. Class A*	58,913,720
506,987	Guidewire Software, Inc.*	51,753,233
37,084	Intuit, Inc.	10,283,764
473,480	Microsoft Corp.	64,521,120
53,674	PayPal Holdings, Inc.*	5,925,610
264,361	ServiceNow, Inc.*	73,331,098
296,453	Splunk, Inc.*	40,113,055
515,735	SS&C Technologies Holdings, Inc.	24,729,493
116,011	VeriSign, Inc.*	24,488,762
209,880	Visa, Inc. Class A	37,358,640
59,789	WEX, Inc.*	13,038,187
253,834	Workday, Inc. Class A*	50,761,723

		664,231,947

	Technology Hardware & Equipment - 2.7%
246,342	Apple, Inc.	52,480,699
200,592	CDW Corp.	23,701,951
16,920	Keyence Corp.	9,709,521
628,184	TE Connectivity Ltd.	58,044,201
952,157	Western Digital Corp.	51,311,741

		195,248,113

	Telecommunication Services - 2.2%
1,830,373	AT&T, Inc.	62,324,201
40,025,482	China Tower Corp. Ltd. Class H(4)	10,344,507
680,954	T-Mobile US, Inc.*	54,292,462
598,925	Verizon Communications, Inc.	33,102,585

		160,063,755

	Transportation - 2.2%
633,062	Canadian National Railway Co.	59,919,765
430,430	CSX Corp.	30,302,272
196,721	Expeditors International of Washington, Inc.	15,019,648
285,824	Union Pacific Corp.	51,434,029

		156,675,714

	Utilities - 2.3%
371,885	Dominion Energy, Inc.	27,627,337
529,355	NRG Energy, Inc.	18,072,180
353,838	Sempra Energy	47,920,280
1,070,946	Southern Co.	60,187,165
214,392	UGI Corp.	10,953,287

		164,760,249

	Total Common Stocks (cost $5,889,523,488)	$6,799,219,490

Preferred Stocks - 2.7%
	Banks - 0.1%
1,110,500	Itau Unibanco Holding S.A.	10,132,092

	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	794,554

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	$1,321,507

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(1)(2)(3)	5,429,180

	Real Estate - 1.2%
674,436	WeWork Companies, Inc. Series D-1*(1)(2)(3)	45,861,648
599,094	WeWork Companies, Inc. Series D-2*(1)(2)(3)	40,738,392

		86,600,040

	Retailing - 0.2%
448,670	Coupang LLC *(1)(2)(3)	2,557,778
278,194	Honest Co., Inc. *(1)(2)(3)	10,727,161
23,702	JAND, Inc. Series D*(1)(2)(3)	359,559

		13,644,498

	Software & Services - 1.1%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,382,558
77,707	Lookout, Inc. Series F*(1)(2)(3)	554,828
95,031	MarkLogic Corp. Series F*(1)(2)(3)	970,266
762,016	Pinterest, Inc. Series G*(2)(3)	21,158,119
47,064	Sharecare, Inc. Series B2*(1)(2)(3)	11,102,398
1,025,459	Uber Technologies, Inc. Series D*(2)(3)	40,860,143

		76,028,312

	Total Preferred Stocks (cost $100,067,724)	$193,950,183

Convertible Preferred Stocks - 0.0%
	Retailing - 0.0%
28,025	Honest Co., Inc. Series C(1)(2)(3)	913,054

	Total Convertible Preferred Stocks (cost $758,281)	$913,054

Escrows - 0.0%(6)
	Capital Goods - 0.0%
372,334	Lithium Technology Corp.*(1)(2)(3)	3,724

	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	13,333

	Software & Services - 0.0%
143,626	Birst, Inc.*(1)(2)(3)	7,469
58,205	Veracode, Inc.*(1)(2)(3)	31,663

		39,132

	Total Escrows (cost $—)	$56,189

Warrants - 0.0%
	Diversified Financials - 0.0%
749,900	J2 Acquisition Ltd. Expires 9/7/27*	206,222

	Total Warrants (cost $7,499)	$206,222

	Total Long-Term Investments (cost $5,990,356,992)	$6,994,345,138

Short-Term Investments - 2.2%
	Other Investment Pools & Funds - 2.1%
152,696,633	Fidelity Institutional Government Fund, Institutional Class, 2.20%(7)	152,696,633

	Securities Lending Collateral - 0.1%
138,875	Citibank NA DDCA, 2.37%, 8/1/2019(7)	138,875
1,575,315	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(7)	1,575,315
231,583	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(7)	231,583
220,538	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(7)	220,538
561,961	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(7)	561,961

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

49,234	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(7)		$49,234

			2,777,506

	Total Short-Term Investments (cost $155,474,139)		$155,474,139

	Total Investments (cost $6,145,831,131)	100.0%	$7,149,819,277
	Other Assets and Liabilities	0.0%	2,166,381

	Total Net Assets	100.0%	$7,151,985,658

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $232,488,651, which represented 3.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $232,488,651 or 3.3% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	10,074	$937,833	$1,321,507
03/2015	Birst, Inc.	143,626	—	7,469
11/2014	Coupang LLC Preferred	448,670	1,396,764	2,557,778
12/2014	DraftKings, Inc.	5,654,566	20,596,932	15,493,511
05/2014	Essence Group Holdings Corp. Series 3 Preferred	566,622	895,999	1,382,558
06/2015	HF Global, Inc.	806,800	10,846,942	13,126,636
08/2015	Honest Co., Inc. Preferred	278,194	12,728,766	10,727,161
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	913,054
04/2015	JAND, Inc. Class A	10,615	121,916	159,544
04/2015	JAND, Inc. Series D Preferred	23,702	272,225	359,559
08/2015	Klarna Holding AB	4,595	503,982	780,003
08/2014	Lithium Technology Corp.	372,334	—	3,724
07/2014	Lookout, Inc. Series F Preferred	77,707	887,655	554,828
04/2015	MarkLogic Corp. Series F Preferred	95,031	1,103,709	970,266
01/2014	One Kings Lane, Inc.	83,332	—	13,333
03/2015	Pinterest, Inc. Series G Preferred	762,016	16,411,763	21,158,119
09/2015	Rubicon Global Holdings LLC Series C Preferred	33,739	673,447	794,554

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

03/2015	Sharecare, Inc. Series B2 Preferred	47,064	11,759,882	$11,102,398
09/2015	Social Finance, Inc. Series F Preferred	348,919	5,504,651	5,429,180
11/2013	Tory Burch LLC	316,327	24,792,580	17,587,763
06/2014	Uber Technologies, Inc. Series D Preferred	1,025,459	15,907,997	40,860,143
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	WeWork Companies, Inc. Class A	8,145	135,624	553,860
12/2014	WeWork Companies, Inc. Series D-1 Preferred	674,436	11,230,142	45,861,648
12/2014	WeWork Companies, Inc. Series D-2 Preferred	599,094	9,975,610	40,738,392

			$147,442,700	$232,488,651

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $43,132,364, representing 0.6% of net assets.

(5)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	539	09/20/2019	$80,372,985	$1,532,447

Total futures contracts				$1,532,447

†  For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$42,526,804	$28,028,407	$14,498,397	$—
Banks	236,437,900	219,222,456	17,215,444	—
Capital Goods	384,486,358	349,554,808	21,804,914	13,126,636
Commercial & Professional Services	256,662,590	236,561,942	19,320,645	780,003
Consumer Durables & Apparel	259,128,067	259,128,067	—	—
Consumer Services	261,943,380	246,449,869	—	15,493,511
Diversified Financials	218,085,587	213,441,191	4,644,396	—
Energy	33,705,472	30,509,001	3,196,471	—
Food & Staples Retailing	188,175,705	188,175,705	—	—
Food, Beverage & Tobacco	303,403,943	241,283,023	62,120,920	—
Health Care Equipment & Services	754,361,064	745,074,349	9,286,715	—
Household & Personal Products	77,937,293	60,110,659	17,826,634	—
Insurance	303,517,633	292,113,307	11,404,326	—
Materials	226,175,658	226,175,658	—	—
Media & Entertainment	382,168,527	362,409,494	19,759,033	—
Pharmaceuticals, Biotechnology & Life Sciences	524,730,288	497,419,077	27,311,211	—
Real Estate	302,244,693	291,543,737	10,147,096	553,860
Retailing	440,214,249	397,587,851	24,879,091	17,747,307
Semiconductors & Semiconductor Equipment	262,334,501	262,334,501	—	—
Software & Services	664,231,947	652,116,378	12,115,569	—
Technology Hardware & Equipment	195,248,113	185,538,592	9,709,521	—
Telecommunication Services	160,063,755	149,719,248	10,344,507	—
Transportation	156,675,714	156,675,714	—	—
Utilities	164,760,249	164,760,249	—	—
Preferred Stocks	193,950,183	10,132,092	62,018,262	121,799,829
Convertible Preferred Stocks	913,054	—	—	913,054
Escrows	56,189	—	—	56,189
Warrants	206,222	206,222	—	—
Short-Term Investments	155,474,139	155,474,139	—	—
Futures Contracts(2)	1,532,447	1,532,447	—	—

Total	$7,151,351,724	$6,623,278,183	$357,603,152	$170,470,389

(1) For the period ended July 31, 2019, investments valued at $62,015,156 were transferred out of Level 3 due to the expiration of trading restrictions and there were no tranfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$50,975,578	$185,270,623	$857,565	$85,346	$237,189,112

Purchases	-	-	-	-	-

Sales	(2,571,372)	(10,655,363)	-	(30,545)	(13,257,280)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	1,778,479	3,288,492	-	30,545	5,097,516

Net change in unrealized appreciation/depreciation	2,861,530	568,336	55,489	(29,157)	3,456,198

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	(5,342,898)	(56,672,259)	-	-	(62,015,157)

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Ending balance	$47,701,317	$121,799,829	$913,054	$56,189	$170,470,389

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2019 was $7,208,628.

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Domestic Equity Funds - 66.1%
13,816,038	The Hartford Capital Appreciation Fund, Class F		$516,719,815
20,788,669	The Hartford Dividend and Growth Fund, Class F		521,171,923

	Total Domestic Equity Funds (cost $1,020,679,075)		$1,037,891,738

	Taxable Fixed Income Funds - 33.6%
12,921,388	Hartford Total Return Bond ETF		528,355,555

	Total Taxable Fixed Income Funds (cost $498,767,317)		$528,355,555

	Total Affiliated Investment Companies (cost $1,519,446,392)		$1,566,247,293

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
3,133,284	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		3,133,284

	Total Short-Term Investments (cost $3,133,284)		$3,133,284

	Total Investments (cost $1,522,579,676)	99.9%	$1,569,380,577
	Other Assets and Liabilities	0.1%	1,359,845

	Total Net Assets	100.0%	$1,570,740,422

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ETF	Exchange-Traded Fund

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,566,247,293	$1,566,247,293	$—	$—
Short-Term Investments	3,133,284	3,133,284	—	—

Total	$1,569,380,577	$1,569,380,577	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.6%
	Domestic Equity Funds - 27.0%
324,201	Hartford Core Equity Fund, Class F		$10,637,022
171,512	Hartford Multifactor US Equity ETF		5,546,698
257,809	Hartford Small Cap Value Fund, Class F		2,655,428
382,301	The Hartford Equity Income Fund, Class F		7,416,635
81,948	The Hartford Growth Opportunities Fund, Class F		3,592,582
102,943	The Hartford MidCap Fund, Class F		3,330,218
133,008	The Hartford Small Company Fund, Class F		2,971,388

	Total Domestic Equity Funds (cost $33,294,326)		$36,149,971

	International/Global Equity Funds - 8.0%
154,191	Hartford Emerging Markets Equity Fund, Class F		1,356,885
127,924	Hartford Multifactor Developed Markets (ex-US) ETF		3,526,865
429,605	Hartford Schroders International Multi-Cap Value Fund, Class F		3,746,160
134,814	The Hartford International Opportunities Fund, Class F		2,061,307

	Total International/Global Equity Funds (cost $11,032,451)		$10,691,217

	Multi-Strategy Funds - 2.0%
310,275	The Hartford Global Real Asset Fund, Class F		2,745,935

	Total Multi-Strategy Funds (cost $2,766,499)		$2,745,935

	Taxable Fixed Income Funds - 62.6%
616,829	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		5,798,196
253,458	Hartford Short Duration ETF		10,324,611
387,143	Hartford Total Return Bond ETF		15,830,277
537,842	The Hartford Inflation Plus Fund, Class F		5,738,776
1,962,562	The Hartford Quality Bond Fund, Class F		19,645,248
1,093,512	The Hartford Strategic Income Fund, Class F		9,480,747
1,564,220	The Hartford World Bond Fund, Class F		16,909,214

	Total Taxable Fixed Income Funds (cost $82,327,974)		$83,727,069

	Total Affiliated Investment Companies (cost $129,421,250)		$133,314,192

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
267,816	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		267,816

	Total Short-Term Investments (cost $267,816)		$267,816

	Total Investments (cost $129,689,066)	99.8%	$133,582,008
	Other Assets and Liabilities	0.2%	211,830

	Total Net Assets	100.0%	$133,793,838

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Other Abbreviations:

ETF	Exchange-Traded Fund

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$133,314,192	$133,314,192	$—	$—
Short-Term Investments	267,816	267,816	—	—

Total	$133,582,008	$133,582,008	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Core Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Banks - 7.6%
4,202,986	Bank of America Corp.	$128,947,610
1,539,546	Fifth Third Bancorp	45,709,121
1,143,556	JP Morgan Chase & Co.	132,652,496
617,015	PNC Financial Services Group, Inc.	88,171,444

		395,480,671

	Capital Goods - 5.4%
659,044	AMETEK, Inc.	59,056,933
1,075,205	Fortune Brands Home & Security, Inc.	59,071,763
369,035	Illinois Tool Works, Inc.	56,916,268
367,033	Raytheon Co.	66,906,446
269,286	Snap-on, Inc.	41,095,736

		283,047,146

	Commercial & Professional Services - 2.9%
274,329	Equifax, Inc.	38,156,420
800,557	IHS Markit Ltd.*	51,571,882
667,829	Republic Services, Inc.	59,203,041

		148,931,343

	Consumer Durables & Apparel - 3.3%
885,368	NIKE, Inc. Class B	76,168,209
443,579	PVH Corp.	39,443,045
647,968	VF Corp.	56,625,923

		172,237,177

	Consumer Services - 2.7%
588,435	Hilton Worldwide Holdings, Inc.	56,813,399
408,022	McDonald’s Corp.	85,978,396

		142,791,795

	Diversified Financials - 2.2%
473,325	American Express Co.	58,867,430
610,035	Capital One Financial Corp.	56,379,435

		115,246,865

	Energy - 1.6%
856,348	Continental Resources, Inc.*	31,830,455
624,437	EOG Resources, Inc.	53,607,917

		85,438,372

	Food & Staples Retailing - 3.1%
289,721	Costco Wholesale Corp.	79,855,799
750,490	Walmart, Inc.	82,839,086

		162,694,885

	Food, Beverage & Tobacco - 3.3%
317,920	Constellation Brands, Inc. Class A	62,573,014
1,026,475	Kellogg Co.	59,761,375
752,019	Monster Beverage Corp.*	48,482,665

		170,817,054

	Health Care Equipment & Services - 10.6%
854,266	Abbott Laboratories	74,406,569
192,892	Anthem, Inc.	56,827,912
1,077,096	Baxter International, Inc.	90,443,751
364,910	Danaher Corp.	51,269,855
1,047,796	Hologic, Inc.*	53,699,545
342,632	Laboratory Corp. of America Holdings*	57,397,713
758,929	Medtronic plc	77,365,222
352,098	UnitedHealth Group, Inc.	87,675,923

		549,086,490

	Household & Personal Products - 3.7%
960,605	Colgate-Palmolive Co.	68,913,803

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,053,781	Procter & Gamble Co.	$124,388,309

		193,302,112

	Insurance - 3.6%
635,601	Allstate Corp.	68,263,548
749,785	Athene Holding Ltd. Class A*	30,636,215
582,323	Chubb Ltd.	89,002,247

		187,902,010

	Materials - 2.0%
285,093	Ecolab, Inc.	57,511,811
375,412	PPG Industries, Inc.	44,069,615

		101,581,426

	Media & Entertainment - 6.0%
111,048	Alphabet, Inc. Class A*	135,278,673
29,635	Alphabet, Inc. Class C*	36,056,312
297,868	Facebook, Inc. Class A*	57,854,902
579,470	Walt Disney Co.	82,870,005

		312,059,892

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
269,374	Allergan plc	43,234,527
726,070	Eli Lilly & Co.	79,105,327
955,356	Merck & Co., Inc.	79,284,994
267,953	Thermo Fisher Scientific, Inc.	74,405,189

		276,030,037

	Real Estate - 2.1%
289,609	American Tower Corp. REIT	61,287,056
376,728	Boston Properties, Inc. REIT	50,085,988

		111,373,044

	Retailing - 3.3%
38,141	Amazon.com, Inc.*	71,200,856
19,821	Booking Holdings, Inc.*	37,394,497
1,163,427	TJX Cos., Inc.	63,476,577

		172,071,930

	Semiconductors & Semiconductor Equipment - 2.9%
921,388	Micron Technology, Inc.*	41,361,107
1,462,633	ON Semiconductor Corp.*	31,461,236
367,655	QUALCOMM, Inc.	26,897,640
950,999	Teradyne, Inc.	52,999,174

		152,719,157

	Software & Services - 11.7%
902,940	GoDaddy, Inc. Class A*	66,257,737
858,120	Leidos Holdings, Inc.	70,451,652
375,275	Mastercard, Inc. Class A	102,176,124
1,155,980	Microsoft Corp.	157,525,395
386,295	salesforce.com, Inc.*	59,682,577
951,031	SS&C Technologies Holdings, Inc.	45,601,936
509,312	Total System Services, Inc.	69,123,825
192,118	Workday, Inc. Class A*	38,419,758

		609,239,004

	Technology Hardware & Equipment - 6.1%
697,488	Apple, Inc.	148,592,844
437,921	CDW Corp.	51,744,745
472,416	Motorola Solutions, Inc.	78,402,159
638,082	NetApp, Inc.	37,321,416

		316,061,164

	Telecommunication Services - 1.7%
1,570,601	Verizon Communications, Inc.	86,807,117

	Transportation - 1.4%
278,901	Norfolk Southern Corp.	53,303,559

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

424,500	Uber Technologies, Inc.*(1)		$17,888,430

			71,191,989

	Utilities - 4.7%
970,915	American Electric Power Co., Inc.		85,256,046
490,521	NextEra Energy, Inc.		101,621,236
636,143	Pinnacle West Capital Corp.		58,028,964

			244,906,246

	Total Common Stocks (cost $3,980,052,813)		$5,061,016,926

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 2.4%
124,872,470	Fidelity Institutional Government Fund, Institutional Class, 2.20%(2)		124,872,470

	Securities Lending Collateral - 0.4%
	Citibank NA DDCA, 2.37%, 8/1/2019
913,998	2.37%, 08/01/2019(2)		913,998
	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%
10,367,830	2.23%, 08/01/2019(2)		10,367,830
	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%
1,524,147	2.21%, 08/01/2019(2)		1,524,147
	Invesco Government & Agency Portfolio, Institutional Class, 2.23%
1,451,459	2.24%, 08/01/2019(2)		1,451,459
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.20%
3,698,507	2.20%, 08/01/2019(2)		3,698,507
	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%
324,027	2.19%, 08/01/2019(2)		324,027

			18,279,968

	Total Short-Term Investments (cost $143,152,438)		$143,152,438

	Total Investments (cost $4,123,205,251)	100.0%	$5,204,169,364
	Other Assets and Liabilities	0.0%	1,010,930

	Total Net Assets	100.0%	$5,205,180,294

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Core Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$395,480,671	$395,480,671	$—	$—
Capital Goods	283,047,146	283,047,146	—	—
Commercial & Professional Services	148,931,343	148,931,343	—	—
Consumer Durables & Apparel	172,237,177	172,237,177	—	—
Consumer Services	142,791,795	142,791,795	—	—
Diversified Financials	115,246,865	115,246,865	—	—
Energy	85,438,372	85,438,372	—	—
Food & Staples Retailing	162,694,885	162,694,885	—	—
Food, Beverage & Tobacco	170,817,054	170,817,054	—	—
Health Care Equipment & Services	549,086,490	549,086,490	—	—
Household & Personal Products	193,302,112	193,302,112	—	—
Insurance	187,902,010	187,902,010	—	—
Materials	101,581,426	101,581,426	—	—
Media & Entertainment	312,059,892	312,059,892	—	—
Pharmaceuticals, Biotechnology & Life Sciences	276,030,037	276,030,037	—	—
Real Estate	111,373,044	111,373,044	—	—
Retailing	172,071,930	172,071,930	—	—
Semiconductors & Semiconductor Equipment	152,719,157	152,719,157	—	—
Software & Services	609,239,004	609,239,004	—	—
Technology Hardware & Equipment	316,061,164	316,061,164	—	—
Telecommunication Services	86,807,117	86,807,117	—	—
Transportation	71,191,989	71,191,989	—	—
Utilities	244,906,246	244,906,246	—	—
Short-Term Investments	143,152,438	143,152,438	—	—

Total	$5,204,169,364	$5,204,169,364	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.1%
	Automobiles & Components - 0.4%
521,487	Autoliv, Inc.	$37,625,287

	Banks - 9.3%
10,707,576	Bank of America Corp.	328,508,432
1,142,657	Bank of Nova Scotia	60,995,030
2,687,443	JP Morgan Chase & Co.	311,743,388
822,430	PNC Financial Services Group, Inc.	117,525,247

		818,772,097

	Capital Goods - 6.9%
729,206	Deere & Co.	120,792,974
788,645	Eaton Corp. plc	64,818,733
569,780	General Dynamics Corp.	105,944,893
1,583,466	Johnson Controls International plc	67,202,297
209,341	Lockheed Martin Corp.	75,817,030
306,858	Raytheon Co.	55,937,145
877,847	United Technologies Corp.	117,280,359

		607,793,431

	Consumer Services - 0.9%
824,544	Hilton Worldwide Holdings, Inc.	79,609,723

	Diversified Financials - 3.8%
301,657	American Express Co.	37,517,081
181,092	BlackRock, Inc.	84,693,107
552,774	Charles Schwab Corp.	23,890,892
1,102,168	Intercontinental Exchange, Inc.	96,836,481
906,856	Northern Trust Corp.	88,871,888

		331,809,449

	Energy - 7.3%
429,848	BP plc ADR	17,082,160
1,784,676	Chevron Corp.	219,711,463
1,155,911	ConocoPhillips	68,291,222
6,407,362	Encana Corp.	29,281,644
748,156	Exxon Mobil Corp.	55,632,880
1,208,489	Hess Corp.	78,358,427
1,926,804	Noble Energy, Inc.	42,543,832
2,875,893	Suncor Energy, Inc.	82,538,129
1,060,514	Total S.A. ADR	54,870,994

		648,310,751

	Food & Staples Retailing - 1.6%
1,194,280	Sysco Corp.	81,891,779
532,778	Walmart, Inc.	58,808,036

		140,699,815

	Food, Beverage & Tobacco - 3.4%
2,386,002	Coca-Cola Co.	125,575,285
1,136,957	Kellogg Co.	66,193,637
875,044	PepsiCo., Inc.	111,839,374

		303,608,296

	Health Care Equipment & Services - 5.8%
822,122	Abbott Laboratories	71,606,826
1,412,850	CVS Health Corp.	78,935,930
1,546,828	Medtronic plc	157,683,646
593,738	UnitedHealth Group, Inc.	147,846,700
350,348	Universal Health Services, Inc. Class B	52,853,499

		508,926,601

	Household & Personal Products - 0.5%
840,371	Unilever N.V.	48,523,022

	Insurance - 7.4%
1,735,738	American International Group, Inc.	97,183,971
300,785	Arthur J Gallagher & Co.	27,199,987

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

113,963	Brighthouse Financial, Inc.*	$4,463,931
1,310,787	Chubb Ltd.	200,340,685
656,621	Marsh & McLennan Cos., Inc.	64,874,155
1,394,210	Principal Financial Group, Inc.	80,919,948
1,732,349	Prudential Financial, Inc.	175,504,277

		650,486,954

	Materials - 4.0%
414,158	Celanese Corp.	46,456,103
706,190	DuPont de Nemours, Inc.	50,958,670
839,416	FMC Corp.	72,542,331
1,937,688	International Paper Co.	85,083,880
679,903	Livent Corp.*	4,378,575
824,284	PPG Industries, Inc.	96,762,699

		356,182,258

	Media & Entertainment - 5.4%
210,625	Alphabet, Inc. Class A*	256,583,375
5,136,200	Comcast Corp. Class A	221,729,754

		478,313,129

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
1,084,077	Agilent Technologies, Inc.	75,245,784
2,952,821	AstraZeneca plc ADR	128,181,960
2,048,288	Bristol-Myers Squibb Co.	90,964,470
561,483	Eli Lilly & Co.	61,173,573
1,459,741	Merck & Co., Inc.	121,143,906
1,017,287	Novartis AG ADR	93,163,143
4,330,250	Pfizer, Inc.	168,186,910

		738,059,746

	Real Estate - 2.9%
482,726	American Tower Corp. REIT	102,154,476
329,884	Boston Properties, Inc. REIT	43,858,078
58,385	Essex Property Trust, Inc. REIT	17,645,115
545,053	Simon Property Group, Inc. REIT	88,407,596

		252,065,265

	Retailing - 4.1%
160,840	Alibaba Group Holding Ltd. ADR*	27,843,013
520,897	Expedia Group, Inc.	69,143,868
524,044	Home Depot, Inc.	111,982,962
754,138	Lowe’s Cos., Inc.	76,469,593
1,397,802	TJX Cos., Inc.	76,264,077

		361,703,513

	Semiconductors & Semiconductor Equipment - 2.7%
2,581,411	Intel Corp.	130,490,326
503,353	KLA-Tencor Corp.	68,617,081
914,099	Micron Technology, Inc.*	41,033,904

		240,141,311

	Software & Services - 6.9%
311,119	Accenture plc Class A	59,915,297
834,340	DXC Technology Co.	46,531,142
478,040	International Business Machines Corp.	70,864,650
3,166,823	Microsoft Corp.	431,542,970

		608,854,059

	Technology Hardware & Equipment - 4.8%
532,544	Apple, Inc.	113,453,174
1,958,125	Cisco Systems, Inc.	108,480,125
4,162,393	HP, Inc.	87,576,748
679,052	Motorola Solutions, Inc.	112,695,470

		422,205,517

	Telecommunication Services - 3.9%
1,821,017	AT&T, Inc.	62,005,629

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

5,150,816	Verizon Communications, Inc.		$284,685,600

			346,691,229

	Transportation - 2.3%
1,070,393	Delta Air Lines, Inc.		65,336,789
469,538	Union Pacific Corp.		84,493,363
464,458	United Parcel Service, Inc. Class B		55,488,797

			205,318,949

	Utilities - 4.4%
1,530,643	Dominion Energy, Inc.		113,711,468
903,862	Edison International		67,373,873
2,004,142	Exelon Corp.		90,306,639
556,223	NextEra Energy, Inc.		115,232,719

			386,624,699

	Total Common Stocks (cost $6,177,697,000)		$8,572,325,101

Short-Term Investments - 3.0%
	Other Investment Pools & Funds - 3.0%
265,178,117	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		265,178,117

	Total Short-Term Investments (cost $265,178,117)		$265,178,117

	Total Investments (cost $6,442,875,117)	100.1%	$8,837,503,218
	Other Assets and Liabilities	(0.1)%	(4,482,071)

	Total Net Assets	100.0%	$8,833,021,147

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$37,625,287	$37,625,287	$—	$—
Banks	818,772,097	818,772,097	—	—
Capital Goods	607,793,431	607,793,431	—	—
Consumer Services	79,609,723	79,609,723	—	—
Diversified Financials	331,809,449	331,809,449	—	—
Energy	648,310,751	648,310,751	—	—
Food & Staples Retailing	140,699,815	140,699,815	—	—
Food, Beverage & Tobacco	303,608,296	303,608,296	—	—
Health Care Equipment & Services	508,926,601	508,926,601	—	—
Household & Personal Products	48,523,022	48,523,022	—	—
Insurance	650,486,954	650,486,954	—	—
Materials	356,182,258	356,182,258	—	—
Media & Entertainment	478,313,129	478,313,129	—	—
Pharmaceuticals, Biotechnology & Life Sciences	738,059,746	738,059,746	—	—
Real Estate	252,065,265	252,065,265	—	—
Retailing	361,703,513	361,703,513	—	—
Semiconductors & Semiconductor Equipment	240,141,311	240,141,311	—	—
Software & Services	608,854,059	608,854,059	—	—
Technology Hardware & Equipment	422,205,517	422,205,517	—	—
Telecommunication Services	346,691,229	346,691,229	—	—
Transportation	205,318,949	205,318,949	—	—
Utilities	386,624,699	386,624,699	—	—
Short-Term Investments	265,178,117	265,178,117	—	—

Total	$8,837,503,218	$8,837,503,218	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.8%
	Argentina - 0.4%
8,489	Banco Macro S.A. ADR(1)	$588,118
17,197	Grupo Financiero Galicia S.A. ADR	631,818

		1,219,936

	Brazil - 5.9%
91,815	B3 S.A. - Brasil Bolsa Balcao	1,015,021
253,066	Banco do Brasil S.A.	3,263,828
44,790	Cia de Saneamento Basico do Estado de Sao Paulo	626,721
107,100	Cia de Transmissao de Energia Eletrica Paulista	679,136
232,543	Cia Siderurgica Nacional S.A.	1,007,228
134,188	Cosan S.A. Industria e Comercio	1,789,009
52,474	Eneva S.A.*	355,845
29,960	Gol Linhas Aereas Inteligentes S.A. ADR	643,541
86,792	IRB Brasil Resseguros S.A.	2,160,504
130,424	JBS S.A.	850,959
63,471	MRV Engenharia e Participacoes S.A.	337,284
199,209	Petrobras Distribuidora S.A.	1,388,489
102,333	Qualicorp Consultoria e Corretora de Seguros S.A.	595,815
32,168	Sul America S.A. UNIT	354,186
220,466	Vale S.A.	2,877,464

		17,945,030

	Cayman Islands - 0.2%
84,555	Chlitina Holding Ltd.	663,382

	Chile - 0.5%
39,701	Cia Cervecerias Unidas S.A. ADR	1,110,040
57,660	Enel Americas S.A. ADR	475,695

		1,585,735

	China - 29.5%
7,904,131	Agricultural Bank of China Ltd. Class H	3,199,397
770,447	Air China Ltd. Class H	748,205
54,024	Alibaba Group Holding Ltd. ADR*	9,352,095
440,821	Anhui Conch Cement Co., Ltd. Class H	2,545,405
130,996	ANTA Sports Products Ltd.	977,876
12,327,903	Bank of China Ltd. Class H	5,006,209
2,672,224	Bank of Communications Co., Ltd. Class H	1,944,172
332,139	BYD Electronic International Co., Ltd.	518,706
859,899	China Aoyuan Group Ltd.	1,150,201
2,066,345	China Cinda Asset Management Co., Ltd. Class H	450,772
1,681,137	China CITIC Bank Corp. Ltd. Class H	931,421
6,796,122	China Construction Bank Corp. Class H	5,217,588
1,032,320	China Huarong Asset Management Co., Ltd. Class H(2)	174,039
698,000	China Medical System Holdings Ltd.	665,822
1,195,324	China Minsheng Banking Corp. Ltd. Class H	823,350
1,229,112	China National Building Material Co., Ltd. Class H	1,077,592
518,901	China Oriental Group Co., Ltd.	231,007
567,356	China Pacific Insurance Group Co., Ltd. Class H	2,420,044
5,098,036	China Petroleum & Chemical Corp. Class H	3,272,992
307,758	China Shenhua Energy Co., Ltd. Class H	607,993
661,227	China Telecom Corp. Ltd. Class H	294,927
2,958,421	China Tower Corp. Ltd. Class H(2)	764,598
581,368	CNOOC Ltd.	958,538
15,790	Ctrip.com International Ltd. ADR*	615,494
381,077	Daqin Railway Co., Ltd. Class A	435,984
604,832	Fosun International Ltd.	790,672
850,150	Great Wall Motor Co., Ltd. Class H	575,903
60,727	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	249,518
445,457	Guangzhou R&F Properties Co., Ltd. Class H	805,962
1,282,016	Haitong Securities Co., Ltd. Class H	1,270,400
54,942	JD.com, Inc. ADR*	1,643,315
17,361	Kweichow Moutai Co., Ltd. Class A	2,434,761
599,374	Li Ning Co., Ltd.	1,477,699

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

271,441	Luye Pharma Group Ltd.(1)(2)	$209,601
104,684	Luzhou Laojiao Co., Ltd. Class A	1,215,523
6,980	NetEase, Inc. ADR	1,611,124
172,260	New China Life Insurance Co., Ltd. Class H	854,448
3,293,852	People’s Insurance Co., Group of China Ltd. Class H	1,381,776
24,100	Ping An Insurance Group Co., of China Ltd. Class A	305,461
138,094	Ping An Insurance Group Co., of China Ltd. Class H	1,627,549
31,595	Qudian, Inc. ADR*	288,778
587,741	Sany Heavy Industry Co., Ltd. Class A	1,195,849
193,502	Shenzhen Expressway Co., Ltd. Class H	229,685
175,249	Sinotruk Hong Kong Ltd.(1)	256,979
659,926	Sunac China Holdings Ltd.	2,976,710
242,983	Tencent Holdings Ltd.	11,321,298
346,758	Tianneng Power International Ltd.	276,854
580,843	Times China Holdings, Ltd.	1,019,366
111,789	Tsingtao Brewery Co., Ltd. Class H	653,825
692,666	Weichai Power Co., Ltd. Class H	1,067,251
92,416	Wuliangye Yibin Co., Ltd. Class A	1,605,415
379,521	Yanzhou Coal Mining Co., Ltd. Class H	334,039
63,222	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(2)	318,410
158,817	Yihai International Holding Ltd.*	842,714
114,248	Yum China Holdings, Inc.	5,198,284
239,125	Zhejiang Longsheng Group Co., Ltd. Class A	520,036

		88,943,632

	Greece - 0.2%
46,879	OPAP S.A.	527,634

	Hong Kong - 3.3%
202,590	China Mobile Ltd.	1,722,901
91,407	China Overseas Land & Investment Ltd.	311,612
373,499	China Resources Cement Holdings Ltd.	341,340
3,023,724	China Unicom Hong Kong Ltd.	2,945,877
2,783,471	CITIC Ltd.	3,685,505
144,830	Kingboard Holdings Ltd.	356,543
101,315	NetDragon Websoft Holdings Ltd.	253,285
1,168,302	Yuexiu Property Co., Ltd.	264,104

		9,881,167

	Hungary - 0.6%
19,653	MOL Hungarian Oil & Gas plc	199,452
38,309	OTP Bank Nyrt	1,595,415

		1,794,867

	India - 6.7%
486,012	Adani Power Ltd.*	427,879
80,440	Bajaj Finance Ltd.	3,783,141
46,806	Bata India Ltd.	886,216
40,036	Dr Reddy’s Laboratories Ltd.	1,490,185
50,635	Escorts Ltd.	344,136
219,956	Federal Bank Ltd.	293,970
482,328	GAIL India Ltd.	900,468
18,513	HCL Technologies Ltd.	277,623
67,470	Hindustan Petroleum Corp. Ltd.	259,551
135,268	Indraprastha Gas Ltd.	593,940
77,518	InterGlobe Aviation Ltd.(2)	1,750,279
16,823	Jubilant Foodworks Ltd.	291,974
66,976	Just Dial Ltd.*	675,871
74,358	LIC Housing Finance Ltd.	557,703
77,122	Muthoot Finance Ltd.	678,655
306,494	NCC Ltd.	324,188
43,875	NIIT Technologies Ltd.	765,289
484,444	NMDC Ltd.	762,278
890,637	Oil & Natural Gas Corp. Ltd.	1,792,014
472,228	Power Finance Corp. Ltd.*	750,335
18,298	PVR Ltd.	402,493
248,287	REC Ltd.	504,176
119,428	UPL Ltd.	1,029,791

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

167,113	Wipro Ltd.	$642,140

		20,184,295

	Indonesia - 2.4%
2,013,740	Astra International Tbk PT	998,069
6,138,381	Bank Rakyat Indonesia Persero Tbk PT	1,945,118
9,491,394	Bank Tabungan Pensiunan Nasional Syariah Tbk PT*	2,146,516
1,724,831	Bukit Asam Tbk PT	335,213
273,050	Gudang Garam Tbk PT	1,466,798
2,532,222	Perusahaan Gas Negara Persero Tbk PT	367,890

		7,259,604

	Malaysia - 1.1%
257,381	Genting Bhd	427,427
308,824	MISC Bhd	538,767
1,094,607	RHB Bank Bhd	1,458,945
397,852	Sime Darby Bhd	210,406
756,279	Telekom Malaysia Bhd	747,957

		3,383,502

	Mexico - 2.3%
3,316,472	America Movil S.A.B. de C.V. Class L	2,324,191
730,312	Fibra Uno Administracion S.A. de C.V. REIT	940,150
40,414	Fomento Economico Mexicano S.A.B. de C.V.	366,649
4,059	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	617,496
324,817	Grupo Financiero Banorte S.A.B. de C.V. Class O	1,624,954
382,165	Wal-Mart de Mexico S.A.B. de C.V.	1,127,724

		7,001,164

	Philippines - 0.3%
341,051	International Container Terminal Services, Inc.	904,778

	Poland - 0.7%
12,656	Grupa Lotos S.A.	284,282
57,154	Jastrzebska Spolka Weglowa S.A.*	574,043
125,642	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,323,077

		2,181,402

	Russia - 4.3%
377,181	Gazprom PJSC ADR	2,756,968
30,877	LUKOIL PJSC ADR	2,534,014
79,243	MMC Norilsk Nickel PJSC ADR	1,832,098
263,526	Sberbank of Russia PJSC ADR	3,911,797
35,047	Severstal PJSC GDR	563,906
11,513	Tatneft PJSC ADR	798,958
15,005	X5 Retail Group N.V. GDR	501,767

		12,899,508

	Singapore - 0.1%
332,501	IGG, Inc.	315,907

	South Africa - 5.7%
78,573	African Rainbow Minerals Ltd.	967,894
46,610	Anglo American Platinum Ltd.	2,766,956
33,793	AngloGold Ashanti Ltd.	580,722
139,230	Exxaro Resources Ltd.	1,614,495
35,452	Impala Platinum Holdings Ltd.*	189,131
33,505	Investec Ltd.	191,424
62,703	Kumba Iron Ore Ltd.	2,063,590
172,543	MTN Group Ltd.(1)	1,351,234
13,848	Naspers Ltd. Class N	3,375,590
32,689	Remgro Ltd.	405,685
32,576	SPAR Group Ltd.	416,391
379,592	Telkom S.A. SOC Ltd.	2,266,547
72,470	Truworths International Ltd.	313,790
161,798	Woolworths Holdings Ltd.	617,987

		17,121,436

	South Korea - 12.4%
9,594	AfreecaTV Co., Ltd.	467,459

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

12,970	Daelim Industrial Co., Ltd.	$1,152,284
130,364	DGB Financial Group, Inc.	827,779
11,023	Fila Korea Ltd.	623,738
31,918	GS Engineering & Construction Corp.	909,071
33,057	Hana Financial Group, Inc.	967,582
16,919	Hotel Shilla Co., Ltd.	1,114,983
3,099	Hyundai Department Store Co., Ltd.	193,309
10,855	Hyundai Mobis Co., Ltd.	2,196,529
13,222	Hyundai Motor Co.	1,406,523
107,014	Industrial Bank of Korea	1,185,346
70,402	KB Financial Group, Inc.	2,572,616
108,345	Kia Motors Corp.	3,990,882
4,680	Korea Investment Holdings Co., Ltd.	291,972
78,469	KT Corp.	925,934
5,548	Kumho Petrochemical Co., Ltd.	380,459
14,161	LG Electronics, Inc.	775,445
1,351	LG Household & Health Care Ltd.	1,430,473
270,625	Meritz Securities Co., Ltd.	1,150,465
17,710	Partron Co., Ltd.	214,057
5,725	POSCO	1,079,062
244,322	Samsung Electronics Co., Ltd.	9,253,624
25,904	Samsung Engineering Co., Ltd.*	357,376
86,884	Shinhan Financial Group Co., Ltd.	3,182,440
1,136	Shinsegae, Inc.	241,626
48,977	Woori Financial Group, Inc.	541,056

		37,432,090

	Taiwan - 12.2%
130,910	Accton Technology Corp.	557,267
244,455	Arcadyan Technology Corp.*	839,405
1,912,381	Asia Cement Corp.	2,557,790
1,646,015	AU Optronics Corp.	434,578
202,149	Chailease Holding Co., Ltd.	848,020
728,664	Chipbond Technology Corp.	1,460,913
151,876	Elan Microelectronics Corp.*	387,108
165,643	Elite Material Co., Ltd.	630,268
137,479	Feng TAY Enterprise Co., Ltd.	914,244
46,232	Giant Manufacturing Co., Ltd.	352,888
1,031,281	Hon Hai Precision Industry Co., Ltd.	2,585,184
50,471	International Games System Co., Ltd.	499,029
187,213	ITEQ Corp.	815,542
418,920	King Yuan Electronics Co., Ltd.	434,848
20,972	Largan Precision Co., Ltd.	2,834,962
169,753	Makalot Industrial Co., Ltd.	991,125
135,717	Merry Electronics Co., Ltd.	652,895
365,881	Novatek Microelectronics Corp.	1,932,241
183,919	Radiant Opto-Electronics Corp.	722,762
313,733	Realtek Semiconductor Corp.	2,083,602
142,516	Shin Zu Shing Co., Ltd.	572,184
23,444	Simplo Technology Co., Ltd.	182,181
635,931	Taishin Financial Holding Co., Ltd.	297,601
819,207	Taiwan Semiconductor Manufacturing Co., Ltd.	6,736,381
660,119	Uni-President Enterprises Corp.	1,708,696
408,673	Unimicron Technology Corp.	493,389
3,651,724	United Microelectronics Corp.	1,621,353
400,309	Wistron Corp.	297,394
2,158,704	Yuanta Financial Holding Co., Ltd.	1,209,451
278,173	Zhen Ding Technology Holding Ltd.	1,011,975

		36,665,276

	Thailand - 5.0%
59,154	Bangkok Bank PCL	346,227
2,588,439	Charoen Pokphand Foods PCL	2,335,529
1,171,908	CP ALL PCL	3,286,525
113,873	Electricity Generating PCL	1,218,150
217,376	Krungthai Card PCL	337,496
934,334	PTG Energy PCL	683,548

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

938,934	PTT Exploration & Production PCL	$4,136,744
1,190,201	Sino-Thai Engineering & Construction PCL	986,836
381,732	Sri Trang Agro-Industry PCL	147,703
507,718	Thai Beverage PCL	307,534
735,557	Thai Union Group PCL	450,642
525,973	Thai Union Group PCL Class F	323,228
247,905	Thanachart Capital PCL	475,578

		15,035,740

	Turkey - 0.8%
99,434	Pegasus Hava Tasimaciligi AS*	845,485
93,660	Tekfen Holding AS	395,517
88,146	Turkcell Iletisim Hizmetleri AS	205,411
340,557	Turkiye Is Bankasi AS Class C*	379,178
273,707	Turkiye Vakiflar Bankasi TAO Class D(1)	248,135
700,828	Yapi ve Kredi Bankasi AS*	341,152

		2,414,878

	United Arab Emirates - 0.2%
940,741	Aldar Properties PJSC	589,538

	Total Common Stocks (cost $285,454,093)	$285,950,501

Preferred Stocks - 2.6%
	Brazil - 2.6%
232,420	Banco Bradesco S.A.	2,101,089
84,700	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%	521,781
80,100	Cia Brasileira de Distribuicao	1,963,487
142,700	Petroleo Brasileiro S.A.	975,177
167,400	Telefonica Brasil S.A. *	2,294,082

		7,855,616

	Total Preferred Stocks (cost $7,499,800)	$7,855,616

	Total Long-Term Investments (cost $292,953,893)	$293,806,117

Short-Term Investments - 3.6%
	Other Investment Pools & Funds - 3.0%
8,996,176	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(3)	8,996,176

	Securities Lending Collateral - 0.6%
101,021	Citibank NA DDCA, 2.37%, 8/1/2019(3)	101,021
1,145,928	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)	1,145,928
168,460	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)	168,460
160,426	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)	160,426
408,786	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.20%(3)	408,786
35,814	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)	35,814

		2,020,435

	Total Short-Term Investments (cost $11,016,611)	$11,016,611

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $303,970,504)	101.0%	$304,822,728
Other Assets and Liabilities	(1.0)%	(3,047,023)

Total Net Assets	100.0%	$301,775,705

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $3,216,927, representing 1.1% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	87	09/20/2019	$4,461,360	$(82,376)

Total futures contracts				$(82,376)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)
Index Abbreviations:
MSCI	Morgan Stanley Capital International
Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
MTN	Medium Term Note
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$1,219,936	$1,219,936	$—	$—
Brazil	17,945,030	17,945,030	—	—
Cayman Islands	663,382	—	663,382	—
Chile	1,585,735	1,585,735	—	—
China	88,943,632	18,709,090	70,234,542	—
Greece	527,634	—	527,634	—
Hong Kong	9,881,167	—	9,881,167	—
Hungary	1,794,867	—	1,794,867	—
India	20,184,295	—	20,184,295	—
Indonesia	7,259,604	2,146,516	5,113,088	—
Malaysia	3,383,502	1,458,945	1,924,557	—
Mexico	7,001,164	7,001,164	—	—
Philippines	904,778	904,778	—	—
Poland	2,181,402	—	2,181,402	—
Russia	12,899,508	2,897,771	10,001,737	—
Singapore	315,907	—	315,907	—
South Africa	17,121,436	191,424	16,930,012	—
South Korea	37,432,090	925,934	36,506,156	—
Taiwan	36,665,276	—	36,665,276	—
Thailand	15,035,740	13,931,337	1,104,403	—
Turkey	2,414,878	—	2,414,878	—
United Arab Emirates	589,538	—	589,538	—
Preferred Stocks	7,855,616	7,855,616	—	—
Short-Term Investments	11,016,611	11,016,611	—	—

Total	$304,822,728	$87,789,887	$217,032,841	$—

Liabilities
Futures Contracts(2)	$(82,376)	$(82,376)	$—	$—

Total	$(82,376)	$(82,376)	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 24.3%
	Argentina - 0.5%
	Cia Latinoamericana de Infraestructura & Servicios S.A.
$125,000	9.50%, 07/20/2023(1)	$85,314
	Genneia S.A.
275,000	8.75%, 01/20/2022(2)	256,094
	IRSA Propiedades Comerciales S.A.
50,000	8.75%, 03/23/2023(1)	48,310
	Rio Energy S.A.
325,000	6.88%, 02/01/2025(2)	242,531
	Transportadora de Gas del Sur S.A.
250,000	6.75%, 05/02/2025(1)	234,125

		866,374

	Austria - 0.4%
	Suzano Austria GmbH
405,000	6.00%, 01/15/2029(1)	446,998
200,000	7.00%, 03/16/2047(1)	231,700

		678,698

	Azerbaijan - 0.6%
	Southern Gas Corridor CJSC
600,000	6.88%, 03/24/2026(1)	704,839
	State Oil Co. of the Azerbaijan Republic
260,000	6.95%, 03/18/2030(2)	311,501

		1,016,340

	Bermuda - 0.2%
	Ooredoo International Finance Ltd.
275,000	3.25%, 02/21/2023(2)	279,125

	Brazil - 0.6%
	Banco do Brasil S.A.
270,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)(3)	282,825
	Globo Comunicacao e Participacoes S.A.
400,000	5.13%, 03/31/2027(2)	406,000
	Itau Unibanco Holding S.A.
255,000	6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 12 mo. USD CMT + 3.981% thereafter)(1)(4)(5)	258,825

		947,650

	British Virgin Islands - 1.9%
	Gold Fields Orogen Holdings BVI Ltd.
200,000	5.13%, 05/15/2024(1)	208,260
200,000	6.13%, 05/15/2029(1)	218,500
	HLP Finance Ltd.
470,000	4.75%, 06/25/2022(2)	492,198
	Huarong Finance Co., Ltd.
550,000	4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(2)(4)(5)	553,122
	Sinopec Group Overseas Development Ltd.
325,000	3.25%, 09/13/2027(1)	329,556
	SmarTone Finance Ltd.
615,000	3.88%, 04/08/2023(2)	629,071
	Star Energy Geothermal Wayang Windu Ltd.
431,100	6.75%, 04/24/2033(1)	443,533
	Yingde Gases Investment Ltd.
200,000	6.25%, 01/19/2023(2)	203,217

		3,077,457

	Canada - 0.1%
	Frontera Energy Corp.
200,000	9.70%, 06/25/2023(1)	214,330

	Cayman Islands - 2.6%
	ADCB Finance Cayman Ltd.
465,000	4.00%, 03/29/2023(1)	486,046

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Bioceanico Sovereign Certificate Ltd.
	$505,000	0.00%, 06/05/2034(1)(6)	$344,663
		China Evergrande Group
HKD	2,000,000	4.25%, 02/14/2023(2)	237,357
		Comcel Trust via Comunicaciones Celulares S.A.
	$245,000	6.88%, 02/06/2024(2)	253,575
		Gems Menasa Ltd.
	500,000	7.13%, 07/31/2026(1)	510,625
		Grupo Aval Ltd.
	225,000	4.75%, 09/26/2022(2)	229,784
		ICD Funding Ltd.
	790,000	4.63%, 05/21/2024(2)	823,714
		Lima Metro Line 2 Finance Ltd.
	235,000	4.35%, 04/05/2036(1)(7)	241,756
		Semiconductor Manufacturing International Corp.
	200,000	4.13%, 10/07/2019(2)	200,332
		Shimao Property Holdings Ltd.
	500,000	5.20%, 01/30/2025(2)	503,713
		Termocandelaria Power Ltd.
	305,000	7.88%, 01/30/2029(1)	333,597
		Yuzhou Properties Co., Ltd.
	200,000	6.00%, 10/25/2023(2)	187,996

			4,353,158

		Chile - 0.9%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.50%, 08/01/2024	210,002
	200,000	5.50%, 04/30/2049(1)	216,000
		Corp. Nacional del Cobre de Chile
	400,000	5.63%, 09/21/2035(1)	494,355
		Empresa Electrica Angamos S.A.
	304,325	4.88%, 05/25/2029(2)	319,816
		Empresa Nacional de Telecomunicaciones S.A.
	250,000	4.75%, 08/01/2026(2)	262,753

			1,502,926

		China - 0.2%
		Industrial & Commercial Bank of China Ltd.
	225,000	4.88%, 09/21/2025(1)	243,901

		Colombia - 0.5%
		Banco de Bogota S.A.
	200,000	6.25%, 05/12/2026(2)	223,000
	200,000	6.25%, 05/12/2026(1)	223,000
		Empresa de Telecomunicaciones de Bogota
COP	280,000,000	7.00%, 01/17/2023(1)	77,666
		Transportadora de Gas Internacional S.A. ESP
	$225,000	5.55%, 11/01/2028(1)	255,096

			778,762

		Dominican Republic - 0.1%
		Aeropuertos Dominicanos Siglo S.A.
	200,000	6.75%, 03/30/2029(1)	210,500

		Hong Kong - 0.5%
		CMB Wing Lung Bank Ltd.
	275,000	3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 12 mo. USD CMT + 1.750% thereafter)(2)(5)	273,859
		ICBCIL Finance Co., Ltd.
	200,000	3.00%, 04/05/2020(2)	200,159
		Nanyang Commercial Bank, Ltd.
	300,000	5.00%, 06/02/2022, (5.00% fixed rate until 06/02/2022; 5 year USD CMT + 3.205% thereafter)(2)(4)(5)	294,006

			768,024

		India - 0.7%
		Bharti Airtel Ltd.
	495,000	4.38%, 06/10/2025(2)	502,291

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		ICICI Bank Ltd.
	$425,000	3.80%, 12/14/2027(1)	$430,056
		JSW Steel Ltd.
	240,000	5.25%, 04/13/2022(2)	244,875

			1,177,222

		Indonesia - 0.2%
		Jasa Marga Persero Tbk PT
IDR	2,620,000,000	7.50%, 12/11/2020(1)	183,368
		Wijaya Karya Persero Tbk PT
	2,040,000,000	7.70%, 01/31/2021(1)	140,453

			323,821

		Ireland - 0.6%
		Eurotorg LLC Via Bonitron DAC
	$200,000	8.75%, 10/30/2022(1)	211,700
	200,000	8.75%, 10/30/2022(2)	211,700
		Koks OAO Via Koks Finance DAC
	235,000	7.50%, 05/04/2022(2)	245,422
		Russian Railways Via RZD Capital plc
GBP	225,000	7.49%, 03/25/2031(2)	350,237

			1,019,059

		Israel - 0.1%
		Israel Electric Corp. Ltd.
	$200,000	4.25%, 08/14/2028(1)(2)	209,106

		Jersey - 0.1%
		West China Cement Ltd.
	198,050	6.50%, 09/11/2019(2)	198,050

		Luxembourg - 2.0%
		Aegea Finance S.a.r.l.
	200,000	5.75%, 10/10/2024(1)	207,752
		Atento Luxco 1 S.A.
	500,000	6.13%, 08/10/2022(1)	508,500
		CSN Resources S.A.
	475,000	7.63%, 04/17/2026(1)	506,172
		European Investment Bank
ZAR	23,270,000	0.00%, 10/18/2032(6)	534,194
		Kernel Holding S.A.
	$230,000	8.75%, 01/31/2022(2)	244,216
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)	204,750
	200,000	6.25%, 03/25/2029(1)	215,850
		Minerva Luxembourg S.A.
	450,000	6.50%, 09/20/2026(2)	458,438
		Rede D’or Finance S.a.r.l.
	255,000	4.95%, 01/17/2028(1)	255,051
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(1)	212,002

			3,346,925

		Mauritius - 0.3%
		Azure Power Energy Ltd.
	200,000	5.50%, 11/03/2022(2)	201,668
		MTN Mauritius Investments Ltd.
	200,000	5.37%, 02/13/2022(1)	206,652

			408,320

		Mexico - 1.6%
		Banco Inbursa S.A. Institucion de Banca Multiple
	265,000	4.38%, 04/11/2027(1)	263,677
		Banco Mercantil del Norte S.A.
	200,000	7.50%, 06/27/2029, (7.50% fixed rate until 06/27/2029; 10 year USD CMT + 5.470% thereafter)(1)(4)(5)	201,800
		BBVA Bancomer S.A.
	235,000	5.13%, 01/18/2033, (5.13% fixed rate until 01/17/2028; 12 mo. USD CMT + 2.650% thereafter)(1)(5)	225,894

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Grupo Bimbo S.A.B. de C.V.
$200,000	3.88%, 06/27/2024(2)	$205,695
200,000	4.70%, 11/10/2047(1)	204,778
	Infraestructura Energetica Nova S.A.B. de C.V.
400,000	3.75%, 01/14/2028(2)	377,500
	Petroleos Mexicanos
190,000	5.63%, 01/23/2046	155,135
250,000	6.35%, 02/12/2048	218,175
125,000	6.75%, 09/21/2047	113,300
	Trust F
240,000	4.87%, 01/15/2030(1)	240,540
200,000	5.25%, 01/30/2026(1)	209,252
200,000	6.39%, 01/15/2050(1)	204,750

		2,620,496

	Mongolia - 0.1%
	Mongolian Mortgage Corp. Hfc LLC
200,000	9.75%, 01/29/2022(1)	203,033

	Morocco - 0.2%
	OCP S.A.
275,000	4.50%, 10/22/2025(2)	285,656

	Netherlands - 2.4%
	Braskem Netherlands Finance B.V.
200,000	4.50%, 01/10/2028(2)	201,940
	Equate Petrochemical B.V.
270,000	3.00%, 03/03/2022(2)	270,562
	Greenko Dutch B.V.
200,000	5.25%, 07/24/2024(1)	200,468
250,000	5.25%, 07/24/2024(2)	250,585
	ICTSI Treasury B.V.
240,000	5.88%, 09/17/2025(2)	260,799
	IHS Netherlands Holdco B.V.
200,000	9.50%, 10/27/2021(1)	206,760
	Metinvest B.V.
460,000	7.75%, 04/23/2023(1)	480,930
	Minejesa Capital B.V.
260,000	4.63%, 08/10/2030(2)	265,482
270,000	5.63%, 08/10/2037(2)	290,259
	Mong Duong Finance Holdings B.V.
250,000	5.13%, 05/07/2029(1)(7)	252,339
	Myriad International Holdings B.V.
330,000	5.50%, 07/21/2025(2)	364,743
	Nostrum Oil & Gas Finance B.V.
395,000	7.00%, 02/16/2025(1)	237,000
	Petrobras Global Finance B.V.
170,000	5.75%, 02/01/2029	182,432
90,000	7.38%, 01/17/2027	106,353
	Teva Pharmaceutical Finance Netherlands B.V.
500,000	6.75%, 03/01/2028(8)	447,500

		4,018,152

	Nigeria - 0.3%
	Access Bank plc
300,000	10.50%, 10/19/2021(1)	336,000
	Zenith Bank plc
200,000	7.38%, 05/30/2022(1)	214,500

		550,500

	Panama - 0.2%
	Aeropuerto Internacional de Tocumen S.A.
200,000	6.00%, 11/18/2048(1)	243,250

	Peru - 1.2%
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
210,000	6.38%, 06/01/2028(1)	236,565
220,000	6.38%, 06/01/2028(2)	247,830

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Kallpa Generacion S.A.
	$295,000	4.13%, 08/16/2027(1)	$301,637
		Peru LNG Srl
	445,000	5.38%, 03/22/2030(1)	484,605
		SAN Miguel Industrias Pet S.A.
	270,000	4.50%, 09/18/2022(1)	273,713
		Telefonica del Peru SAA
PEN	1,500,000	7.38%, 04/10/2027(1)	481,308

			2,025,658

		Philippines - 0.2%
		SM Investments Corp.
	$240,000	4.88%, 06/10/2024(2)	250,166

		Saudi Arabia - 0.1%
		Saudi Arabian Oil Co.
	210,000	2.75%, 04/16/2022(1)	211,152

		Singapore - 0.7%
		BOC Aviation Ltd.
	470,000	3.88%, 04/27/2026(1)	481,207
		Medco Oak Tree Pte Ltd.
	400,000	7.38%, 05/14/2026(1)	403,531
		United Overseas Bank Ltd.
	275,000	2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(2)(5)	273,856

			1,158,594

		South Africa - 0.3%
		Eskom Holdings SOC Ltd.
	250,000	5.75%, 01/26/2021(2)	250,625
	225,000	6.75%, 08/06/2023(2)	232,063

			482,688

		South Korea - 0.6%
		Shinhan Bank Co., Ltd.
	325,000	3.75%, 09/20/2027(1)	330,681
		Woori Bank Subordinated
	520,000	5.13%, 08/06/2028(1)	578,414

			909,095

		Spain - 0.2%
		International Airport Finance S.A.
	250,000	12.00%, 03/15/2033(1)	281,000

		Thailand - 0.5%
		Bangkok Bank PCL
	265,000	4.45%, 09/19/2028(1)	289,436
		Krung Thai Bank PCL
	225,000	5.20%, 12/26/2024, (5.20% fixed rate until 12/26/2019; 5 year USD CMT + 3.535% thereafter)(2)(5)	226,366
		Thaioil Treasury Center Co., Ltd.
	255,000	5.38%, 11/20/2048(1)	316,848

			832,650

		Togo - 0.3%
		Ecobank Transnational, Inc.
	475,000	9.50%, 04/18/2024(1)	539,538

		Turkey - 0.7%
		Turkcell Iletisim Hizmetleri AS
	300,000	5.80%, 04/11/2028(2)	281,397
		Turkiye Sinai Kalkinma Bankasi AS
	325,000	5.50%, 01/16/2023(2)	302,478
		Turkiye Vakiflar Bankasi TAO
	310,000	5.75%, 01/30/2023(1)	290,767
		Yapi ve Kredi Bankasi AS
	300,000	6.10%, 03/16/2023(2)	289,480

			1,164,122

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		United Arab Emirates - 1.0%
		Abu Dhabi Crude Oil Pipeline LLC
	$265,000	4.60%, 11/02/2047(2)	$299,119
		Abu Dhabi National Energy Co. PJSC
	380,000	4.88%, 04/23/2030(1)	425,607
	200,000	6.50%, 10/27/2036(1)	266,716
		Emirates SembCorp Water and Power Co. PJSC
	420,000	4.45%, 08/01/2035(1)	442,680
		Tabreed Sukuk Spc Ltd.
	225,000	5.50%, 10/31/2025(2)	247,473

			1,681,595

		United Kingdom - 0.3%
		European Bank for Reconstruction & Development
ZAR	550,000	0.00%, 12/31/2020(6)	34,878
		Liquid Telecommunications Financing plc
	$270,000	8.50%, 07/13/2022(1)	271,717
		Tullow Oil plc
	255,000	7.00%, 03/01/2025(1)	256,594

			563,189

		United States - 0.3%
		SASOL Financing USA LLC
	200,000	5.88%, 03/27/2024	214,308
	200,000	6.50%, 09/27/2028	225,138

			439,446

		Total Corporate Bonds (cost $38,628,689)	$40,079,728

Foreign Government Obligations - 66.4%
		Argentina - 1.2%
		Argentina Bonos Adjusted Certificate
ARS	2,411,846	4.00%, 03/06/2020(9)	47,789
		Argentina Treasury Bill
	2,550,000	0.00%, 04/30/2020(6)	66,980
		Argentine Bonos del Tesoro
	5,840,763	15.50%, 10/17/2026	88,591
	8,645,000	16.00%, 10/17/2023	130,317
	127,125	18.20%, 10/03/2021	1,868
		Argentine Republic Government International Bond
	$305,000	5.88%, 01/11/2028	240,187
	450,000	7.63%, 04/22/2046	361,350
		Autonomous City of Buenos Aires Argentina
	180,900	8.95%, 02/19/2021(2)	182,259
ARS	3,970,000	52.51%, 03/29/2024, BADLAR + 3.250%(3)	72,624
		Provincia de Buenos Aires
	$150,000	9.13%, 03/16/2024(1)	126,001
		Provincia de Cordoba
	580,000	7.13%, 06/10/2021(2)	515,336
	185,000	7.13%, 08/01/2027(2)	141,525

			1,974,827

		Brazil - 5.3%
		Brazil Letras do Tesouro Nacional
BRL	4,168,000	6.69%, 07/01/2021(10)	982,982
	8,539,000	6.76%, 01/01/2022(10)	1,948,023
		Brazil Notas do Tesouro Nacional
	4,458,465	6.00%, 08/15/2024(9)	1,333,254
	2,263,180	6.00%, 08/15/2050(9)	838,529
	7,680,000	10.00%, 01/01/2023	2,225,598
	16,000	10.00%, 01/01/2025	4,765
	4,209,000	10.00%, 01/01/2027	1,278,831
	585,000	10.00%, 01/01/2029	180,772

			8,792,754

		Cayman Islands - 0.3%
		Dubai DOF Sukuk Ltd.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$270,000	3.88%, 01/30/2023(2)	$277,780
	200,000	5.00%, 04/30/2029(2)	220,488

			498,268

		Chile - 2.0%
		Bonos de la Tesoreria de la Republica en pesos
CLP	1,155,000,000	4.70%, 09/01/2030(1)(2)	1,920,024
	565,000,000	5.00%, 03/01/2035	993,310
	205,000,000	6.00%, 01/01/2043	423,357

			3,336,691

		Colombia - 4.4%
		Colombian TES
COP	2,059,223,510	3.30%, 03/17/2027(9)	669,566
	3,468,264,773	4.75%, 02/23/2023(9)	1,165,969
	5,486,700,000	6.00%, 04/28/2028	1,688,260
	2,056,100,000	6.25%, 11/26/2025	651,659
	2,757,800,000	7.00%, 06/30/2032	899,984
	797,000,000	7.25%, 10/18/2034	266,616
	4,045,600,000	7.50%, 08/26/2026	1,369,414
	1,142,600,000	7.75%, 09/18/2030	397,474
	528,000,000	10.00%, 07/24/2024	194,493

			7,303,435

		Czech Republic - 2.6%
		Czech Republic Government Bond
CZK	10,250,000	0.25%, 02/10/2027	408,480
	20,560,000	0.95%, 05/15/2030(2)	848,962
	21,850,000	1.00%, 06/26/2026(2)	923,032
	12,650,000	2.50%, 08/25/2028(2)	601,105
	30,870,000	2.75%, 07/23/2029	1,514,664

			4,296,243

		Dominican Republic - 0.7%
		Dominican Republic International Bond
	$525,000	5.50%, 01/27/2025(2)	557,818
DOP	8,450,000	8.90%, 02/15/2023(1)	165,920
	21,450,000	9.75%, 06/05/2026(1)	433,766

			1,157,504

		Egypt - 0.5%
		Egypt Government International Bond
EUR	250,000	4.75%, 04/16/2026(2)	286,804
	225,000	6.38%, 04/11/2031(1)	263,945
	$200,000	8.70%, 03/01/2049(1)	218,500

			769,249

		El Salvador - 0.1%
		El Salvador Republic Government Bond
	215,000	7.13%, 01/20/2050(1)	218,225

		Hungary - 2.2%
		Hungary Government Bond
HUF	227,650,000	0.50%, 04/21/2021	775,858
	206,550,000	2.75%, 12/22/2026	750,059
	130,090,000	3.00%, 10/27/2027	480,663
	229,780,000	5.50%, 06/24/2025	956,336
	64,630,000	6.00%, 11/24/2023	265,390
	80,430,000	6.75%, 10/22/2028	381,129

			3,609,435

		India - 0.2%
		India Government Bond
INR	19,350,000	7.32%, 01/28/2024	292,769

		Indonesia - 5.7%
		Indonesia Treasury Bond
IDR	11,167,000,000	5.63%, 05/15/2023	770,529
	10,229,000,000	7.00%, 05/15/2027	722,459
	24,760,000,000	7.50%, 08/15/2032	1,740,018

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	3,270,000,000	7.50%, 06/15/2035	$231,100
	9,521,000,000	7.50%, 05/15/2038	662,578
	5,281,000,000	8.25%, 05/15/2029	400,157
	6,249,000,000	8.25%, 06/15/2032	468,744
	4,492,000,000	8.25%, 05/15/2036	335,835
	19,149,000,000	8.38%, 09/15/2026	1,456,428
	11,604,000,000	8.38%, 03/15/2034	879,452
	11,490,000,000	8.75%, 05/15/2031	896,830
	4,545,000,000	8.75%, 02/15/2044	352,024
	6,506,000,000	9.00%, 03/15/2029	512,255

			9,428,409

		Kenya - 0.3%
		Kenya Government International Bond
	$200,000	7.00%, 05/22/2027(1)	209,157
	200,000	8.00%, 05/22/2032(1)	212,113

			421,270

		Malaysia - 1.8%
		Malaysia Government Bond
MYR	1,570,000	3.76%, 04/20/2023	385,290
	4,630,000	3.89%, 08/15/2029	1,147,789
	1,080,000	3.90%, 11/16/2027	266,524
	830,000	4.76%, 04/07/2037	220,745
		Malaysia Government Investment Issue
	2,700,000	4.13%, 08/15/2025	674,993
	775,000	4.72%, 06/15/2033	205,257

			2,900,598

		Mexico - 4.8%
		Mexican Bonos
MXN	8,395,500	5.75%, 03/05/2026	400,934
	42,048,500	7.75%, 05/29/2031	2,217,931
	32,615,800	7.75%, 11/23/2034	1,709,101
	8,896,900	8.50%, 05/31/2029	495,664
	13,633,000	8.50%, 11/18/2038	756,348
	22,407,500	10.00%, 12/05/2024	1,307,659
	15,142,100	10.00%, 11/20/2036	953,813

			7,841,450

		Mongolia - 0.2%
		Trade & Development Bank of Mongolia LLC
	$375,000	9.38%, 05/19/2020(2)	387,364

		Netherlands - 0.0%
		Republic of Angola Via Northern Lights B.V.
	57,813	7.00%, 08/17/2019(2)	57,715

		Nigeria - 0.3%
		Nigeria Omo Bills
NGN	35,592,000	11.83%, 01/09/2020(10)(11)(12)	91,922
	88,979,000	11.83%, 01/23/2020(10)	233,104
	44,479,000	11.86%, 02/06/2020(10)(11)(12)	113,707

			438,733

		Oman - 0.7%
		Oman Government International Bond
	$400,000	4.13%, 01/17/2023(2)	398,000
	415,000	4.88%, 02/01/2025(1)(7)	414,170
	305,000	6.00%, 08/01/2029(1)(7)	304,237

			1,116,407

		Panama - 0.1%
		Panama Government International Bond
	200,000	3.16%, 01/23/2030	201,800

		Papua New Guinea - 0.2%
		Papua New Guinea Government International Bond
	230,000	8.38%, 10/04/2028(1)	248,400

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Peru - 1.1%
		Peru Government Bond
PEN	235,000	5.40%, 08/12/2034(1)(2)	$75,775
	740,000	6.35%, 08/12/2028	256,620
	1,600,000	6.90%, 08/12/2037	590,016
	2,400,000	6.95%, 08/12/2031	877,179

			1,799,590

		Poland - 2.5%
		Republic of Poland Government Bond
PLN	525,000	1.75%, 07/25/2021	135,946
	300,000	2.00%, 04/25/2021	78,081
	3,125,000	2.50%, 07/25/2026	829,974
	4,330,000	2.50%, 07/25/2027	1,151,554
	825,000	2.75%, 04/25/2028	223,515
	3,565,000	3.25%, 07/25/2025	985,397
	2,625,000	5.75%, 10/25/2021	739,065

			4,143,532

		Qatar - 1.0%
		Qatar Government International Bond
	$624,000	3.25%, 06/02/2026(2)	646,870
	290,000	5.10%, 04/23/2048(1)	348,518
		Qatari Diar Finance Co.
	705,000	5.00%, 07/21/2020(2)	720,425

			1,715,813

		Romania - 1.3%
		Romania Government Bond
RON	300,000	3.25%, 04/29/2024	68,123
	1,630,000	5.80%, 07/26/2027	421,922
		Romanian Government International Bond
EUR	910,000	2.12%, 07/16/2031(1)	1,020,977
	405,000	4.63%, 04/03/2049(1)	557,167

			2,068,189

		Russia - 8.4%
		Russian Federal Bond - OFZ
RUB	47,695,000	6.50%, 11/24/2021(13)	745,975
	21,190,000	6.50%, 02/28/2024	326,772
	132,520,000	6.90%, 05/23/2029	2,042,346
	15,205,000	7.00%, 01/25/2023	239,381
	27,060,000	7.00%, 08/16/2023	426,017
	16,580,000	7.10%, 10/16/2024	261,894
	33,650,000	7.25%, 05/10/2034	523,406
	58,610,000	7.40%, 07/17/2024	936,977
	57,570,000	7.70%, 03/23/2033	931,033
	152,780,000	7.75%, 09/16/2026	2,487,063
	71,050,000	7.95%, 10/07/2026	1,169,910
	35,145,000	8.50%, 09/17/2031	606,577
		Russian Federal Inflation Linked Bond - OFZ
	107,059,217	2.50%, 02/02/2028(9)	1,570,662
		Russian Foreign Bond - Eurobond
	$400,000	4.38%, 03/21/2029(1)	418,120
	600,000	4.75%, 05/27/2026(2)	643,904
	400,000	5.10%, 03/28/2035(1)	434,550

			13,764,587

		Saudi Arabia - 0.3%
		Saudi Government International Bond
	555,000	3.25%, 10/26/2026(2)	571,650

		South Africa - 5.0%
		Republic of South Africa Government Bond
ZAR	22,025,000	6.25%, 03/31/2036	1,108,954
	8,101,770	6.50%, 02/28/2041	395,493
	19,653,744	7.00%, 02/28/2031	1,156,719
	18,875,000	7.75%, 02/28/2023	1,326,366

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	23,300,000	8.50%, 01/31/2037	$1,456,115
	2,805,000	8.75%, 01/31/2044	174,442
	9,295,000	8.88%, 02/28/2035	608,126
	7,109,000	9.00%, 01/31/2040	458,849
	9,415,000	10.50%, 12/21/2026	733,968
		Republic of South Africa Government Bond - CPI Linked
	2,675,041	1.88%, 03/31/2029(9)	165,173
		South Africa Government Bond - CPI Linked
	9,530,869	2.00%, 01/31/2025(9)	627,717

			8,211,922

		South Korea - 0.6%
		Export-Import Bank of Korea
IDR	14,600,000,000	7.25%, 12/07/2024(2)	1,023,715

		Sri Lanka - 0.5%
		Sri Lanka Government International Bond
	$375,000	6.25%, 07/27/2021(2)	381,549
	200,000	6.85%, 03/14/2024(1)	205,500
	230,000	7.55%, 03/28/2030(1)	234,012

			821,061

		Supranational - 4.7%
		Asian Development Bank
PHP	42,500,000	5.25%, 03/09/2023	863,087
IDR	2,440,000,000	7.80%, 03/15/2034	185,711
		European Bank for Reconstruction & Development
MXN	25,000,000	0.00%, 07/16/2029(6)	574,535
IDR	5,800,000,000	5.60%, 01/30/2025	405,508
	9,850,000,000	6.25%, 07/25/2022	696,464
	4,958,900,000	6.45%, 12/13/2022	352,752
ARS	7,220,000	31.00%, 03/01/2021	132,347
		Inter-American Development Bank
IDR	5,240,000,000	7.88%, 03/14/2023	390,168
		International Bank for Reconstruction & Development
MXN	8,800,000	0.00%, 05/25/2033(6)	160,569
IDR	8,725,200,000	7.45%, 08/20/2021	628,697
		International Finance Corp.
MXN	56,800,000	0.00%, 02/22/2038(6)	705,712
	43,440,000	7.50%, 01/18/2028	2,199,116
	7,100,000	7.75%, 01/18/2030	366,160

			7,660,826

		Thailand - 3.0%
		Thailand Government Bond
THB	5,704,192	1.20%, 07/14/2021(2)(9)	184,305
	9,335,232	1.25%, 03/12/2028(2)(9)	291,347
	35,165,000	1.88%, 06/17/2022	1,148,312
	21,055,000	2.88%, 12/17/2028	743,075
	5,775,000	3.40%, 06/17/2036	223,411
	40,750,000	3.78%, 06/25/2032	1,595,981
	14,195,000	3.85%, 12/12/2025	519,072
	5,784,000	4.88%, 06/22/2029	238,736

			4,944,239

		Tunisia - 0.1%
		Banque Centrale de Tunisie International Bond
EUR	145,000	6.75%, 10/31/2023(1)	165,347

		Turkey - 3.6%
		Export Credit Bank of Turkey
	$265,000	8.25%, 01/24/2024(1)	278,250
		Turkey Government Bond
TRY	775,000	8.50%, 09/14/2022	116,507
	935,000	9.50%, 01/12/2022	147,764
	4,085,000	10.40%, 03/20/2024	617,757
	3,720,000	10.50%, 08/11/2027	529,572
	13,495,000	10.70%, 02/17/2021	2,256,985
	2,575,000	10.70%, 08/17/2022	410,634

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	1,920,000	11.00%, 02/24/2027	$283,820
	3,590,000	12.20%, 01/18/2023	592,437
		Turkey Government International Bond
	$480,000	6.35%, 08/10/2024	483,830
	200,000	7.25%, 12/23/2023	209,999

			5,927,555

		Ukraine - 0.3%
		Ukraine Government
UAH	6,825,000	15.84%, 02/26/2025(1)	278,119
		Ukraine Government International Bond
	$250,000	7.75%, 09/01/2019(2)	250,420

			528,539

		Uruguay - 0.4%
		Uruguay Government International Bond
UYU	27,250,000	8.50%, 03/15/2028(2)	714,670

		Total Foreign Government Obligations (cost $109,385,488)	$109,352,781

Convertible Bonds - 0.1%
		Commercial Services - 0.1%
		DP World plc
	$200,000	1.75%, 06/19/2024(2)	193,280

		Total Convertible Bonds (cost $191,029)	$193,280

		Total Long-Term Investments (cost $148,205,206)	$149,625,789

Short-Term Investments - 8.8%
		Foreign Government Obligations - 0.2%
		Nigeria Omo Bills
NGN	15,848,000	12.54%, 09/12/2019(10)	43,112
	15,848,000	12.83%, 10/10/2019(10)	42,875
		Nigeria Treasury Bills
	15,848,000	13.09%, 10/17/2019(10)	42,791
	21,990,000	13.18%, 10/31/2019(10)	59,240
	15,848,000	13.25%, 10/17/2019(10)	42,790
	15,848,000	13.35%, 10/17/2019(10)	42,790

			273,598

		Other Investment Pools & Funds - 7.5%
	12,453,778	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(14)	12,453,778

		Securities Lending Collateral - 0.3%
	23,247	Citibank NA DDCA, 2.37%, 8/1/2019(14)	23,247
	263,698	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(14)	263,698
	38,765	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(14)	38,765
	36,917	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(14)	36,917
	94,069	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(14)	94,069
	8,241	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(14)	8,241

			464,937

		U.S. Treasury - 0.8%
		U.S. Treasury Bills - 0.8%
	400,000	0.00%, 08/01/2019(10)	400,000
	415,000	2.00%, 10/24/2019(10)(15)(16)	413,037
	400,000	2.07%, 10/24/2019(10)	398,107
	60,000	2.10%, 10/10/2019(10)(15)(16)	59,761

			1,270,905

		Total Short-Term Investments (cost $14,463,582)	$14,463,218

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $162,668,788)	99.6%	$164,089,007
Total Purchased Options (cost $1,255,949)	0.7%	$1,035,672

Total Investments (cost $163,924,737)	100.3%	$165,124,679
Other Assets and Liabilities	(0.3)%	(426,589)

Total Net Assets	100.0%	$164,698,090

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $30,675,212, representing 18.6% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $28,939,122, representing 17.6% of net assets.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(6)	Security is a zero-coupon bond.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,203,518 at July 31, 2019.
(8)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	The rate shown represents current yield to maturity.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $205,629, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)	Investment valued using significant unobservable inputs.
(13)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(14)	Current yield as of period end.
(15)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

OTC Option Contracts Outstanding at July 31, 2019

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
NZD Call/USD Put	MSC	0.71 USD per NZD	10/14/19	2,315,000	NZD	2,315,000	$486	$13,439	$(12,953)
NZD Call/USD Put	JPM	0.66 USD per NZD	08/15/19	2,395,000	NZD	2,395,000	8,280	26,869	(18,589)
USD Call/BRL Put	MSC	4.32 BRL per USD	10/23/19	1,555,000	USD	1,555,000	2,412	26,295	(23,883)
USD Call/CAD Put	GSC	1.31 CAD per USD	01/24/20	49,000	USD	49,000	—	748	(748)
USD Call/CAD Put	HSBC	1.38 CAD per USD	10/23/19	1,555,000	USD	1,555,000	1,446	10,224	(8,778)
USD Call/CAD Put	GSC	1.31 CAD per USD	01/24/20	3,136,000	USD	3,136,000	54,090	47,874	6,216
USD Call/CLP Put	MSC	705.25 CLP per USD	10/23/19	1,555,000	USD	1,555,000	22,939	16,071	6,868
USD Call/KRW Put	MSC	1,177.60 KRW per USD	10/25/19	2,508,000	USD	2,508,000	38,846	31,249	7,597

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

USD Call/MXN Put	BNP	21.04 MXN per USD	12/11/19	1,547,000 USD	1,547,000	$10,637	21,348	$(10,711)
USD Call/MXN Put	MSC	20.61 MXN per USD	10/23/19	1,555,000 USD	1,555,000	7,040	21,312	(14,272)
USD Call/MXN Put	MSC	21.74 MXN per USD	12/02/19	3,069,000 USD	3,069,000	11,377	45,483	(34,106)
USD Call/PLN Put	MSC	3.96 PLN per USD	11/12/19	809,000 USD	809,000	5,784	6,906	(1,122)
USD Call/PLN Put	CBK	3.97 PLN per USD	10/23/19	1,555,000 USD	1,555,000	8,173	15,208	(7,035)

Total Calls					23,603,000	$171,510	$283,026	$(111,516)

Puts
EUR Put/CZK Call	MSC	25.92 CZK per EUR	08/30/19	730,500 EUR	730,500	$6,080	$8,979	$(2,899)
NZD Put/USD Call	JPM	0.66 USD per NZD	08/15/19	2,395,000 NZD	2,395,000	11,785	26,869	(15,084)
NZD Put/USD Call	MSC	0.66 USD per NZD	10/14/19	2,315,000 NZD	2,315,000	18,789	13,439	5,350
USD Put/BRL Call	MSC	3.83 BRL per USD	10/09/19	3,279,000 USD	3,279,000	64,586	86,532	(21,946)
USD Put/BRL Call	MSC	3.79 BRL per USD	10/10/19	2,453,000 USD	2,453,000	35,770	62,552	(26,782)
USD Put/BRL Call	MSC	3.82 BRL per USD	01/09/20	3,105,000 USD	3,105,000	82,357	115,009	(32,652)
USD Put/CAD Call	GSC	1.31 CAD per USD	01/24/20	49,000 USD	49,000	611	750	(139)
USD Put/CAD Call	GSC	1.31 CAD per USD	01/24/20	3,136,000 USD	3,136,000	39,128	47,997	(8,869)
USD Put/COP Call	GSC	3,221.00 COP per USD	10/10/19	1,309,000 USD	1,309,000	9,510	25,918	(16,408)
USD Put/COP Call	GSC	3,223.00 COP per USD	12/18/19	1,623,000 USD	1,623,000	20,748	47,185	(26,437)
USD Put/INR Call	BNP	69.35 INR per USD	10/09/19	819,000 USD	819,000	5,547	8,809	(3,262)
USD Put/MXN Call	MSC	19.44 MXN per USD	10/10/19	1,309,000 USD	1,309,000	24,443	26,795	(2,352)
USD Put/MXN Call	HSBC	19.51 MXN per USD	12/20/19	1,551,000 USD	1,551,000	35,060	46,348	(11,288)
USD Put/PHP Call	MSC	50.71 PHP per USD	10/09/19	1,640,000 USD	1,640,000	7,146	5,855	1,291
USD Put/PLN Call	MSC	3.78 PLN per USD	10/11/19	1,309,000 USD	1,309,000	4,931	17,488	(12,557)
USD Put/PLN Call	MSC	3.66 PLN per USD	11/12/19	809,000 USD	809,000	1,266	6,906	(5,640)
USD Put/PLN Call	BCLY	3.76 PLN per USD	12/10/19	2,306,000 USD	2,306,000	14,906	51,562	(36,656)
USD Put/RUB Call	CITI	66.43 RUB per USD	09/30/19	3,239,000 USD	3,239,000	128,695	113,096	15,599
USD Put/RUB Call	GSC	63.73 RUB per USD	10/14/19	1,309,000 USD	1,309,000	14,561	23,221	(8,660)
USD Put/RUB Call	MSC	66.68 RUB per USD	12/05/19	1,544,000 USD	1,544,000	66,173	47,878	18,295
USD Put/TRY Call	MSC	5.64 TRY per USD	10/09/19	1,640,000 USD	1,640,000	28,275	19,657	8,618
USD Put/ZAR Call	GSC	14.03 ZAR per USD	10/11/19	1,309,000 USD	1,309,000	14,162	36,632	(22,470)

Total Puts					39,178,500	$634,529	$839,477	$(204,948)

Total purchased option contracts					62,781,500	$806,039	$1,122,503	$(316,464)

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
USD Call/CLP Put	BOA	727.50 CLP per USD	10/23/19	(1,555,000) USD	(1,555,000)	$(9,355)	$(14,866)	$5,511

Written option contracts:
Puts
EUR Put/CZK Call	MSC	25.21 CZK per EUR	08/30/19	(730,500) EUR	(730,500)	$(48)	$(1,668)	$1,620
USD Put/BRL Call	MSC	3.67 BRL per USD	10/09/19	(3,279,000) USD	(3,279,000)	(14,657)	(29,970)	15,313
USD Put/BRL Call	MSC	3.64 BRL per USD	10/10/19	(2,453,000) USD	(2,453,000)	(7,700)	(21,599)	13,899
USD Put/BRL Call	MSC	3.60 BRL per USD	01/09/20	(6,210,000) USD	(6,210,000)	(40,918)	(78,557)	37,639
USD Put/COP Call	GSC	3,120.00 COP per USD	10/10/19	(1,309,000) USD	(1,309,000)	(2,299)	(8,954)	6,655
USD Put/COP Call	GSC	3,085.00 COP per USD	12/18/19	(1,623,000) USD	(1,623,000)	(5,562)	(16,636)	11,074
USD Put/MXN Call	MSC	18.82 MXN per USD	10/10/19	(1,309,000) USD	(1,309,000)	(6,815)	(9,176)	2,361
USD Put/MXN Call	MSC	19.35 MXN per USD	12/02/19	(3,069,000) USD	(3,069,000)	(55,610)	(33,667)	(21,943)
USD Put/MXN Call	BNP	18.83 MXN per USD	12/11/19	(1,547,000) USD	(1,547,000)	(12,713)	(16,568)	3,855
USD Put/MXN Call	HSBC	18.61 MXN per USD	12/20/19	(1,551,000) USD	(1,551,000)	(9,116)	(15,909)	6,793
USD Put/PHP Call	MSC	51.55 PHP per USD	10/09/19	(1,640,000) USD	(1,640,000)	(20,916)	(15,514)	(5,402)
USD Put/PLN Call	MSC	3.70 PLN per USD	10/11/19	(1,309,000) USD	(1,309,000)	(1,525)	(6,244)	4,719
USD Put/PLN Call	BCLY	3.62 PLN per USD	12/10/19	(2,306,000) USD	(2,306,000)	(3,733)	(18,563)	14,830
USD Put/RUB Call	CITI	62.99 RUB per USD	09/30/19	(3,239,000) USD	(3,239,000)	(17,879)	(36,821)	18,942
USD Put/RUB Call	GSC	62.05 RUB per USD	10/14/19	(1,309,000) USD	(1,309,000)	(3,842)	(7,867)	4,025
USD Put/RUB Call	MSC	63.61 RUB per USD	12/05/19	(1,544,000) USD	(1,544,000)	(20,301)	(15,647)	(4,654)
USD Put/TRY Call	MSC	5.96 TRY per USD	10/09/19	(1,640,000) USD	(1,640,000)	(86,346)	(58,779)	(27,567)
USD Put/ZAR Call	GSC	13.43 ZAR per USD	10/11/19	(1,309,000) USD	(1,309,000)	$(3,001)	(12,544)	$9,543

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Puts	(37,376,500)	$(312,981)	$(404,683)	$91,702

Total written option contracts	(38,931,500)	$(322,336)	$(419,549)	$97,213

OTC Swaption Contracts Outstanding at July 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 months KRW-CD- KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Receive	08/12/19	KRW 3,103,640,000	3,103,640,000	$229,633	$66,723	$162,910
Puts
3 months KRW-CD- KSDA-Interest Rate Swap Expiring on 08/13/2029	CBK	2.12%	Pay	08/12/19	KRW 3,103,640,000	3,103,640,000	$—	$66,723	$(66,723)

Total purchased swaption contracts						6,207,280,000	$229,633	$133,446	$96,187

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	8	09/30/2019	$1,715,250	$(5,765)
U.S. Treasury 5-Year Note Future	54	09/30/2019	6,347,953	33,449
U.S. Treasury Long Bond Future	3	09/19/2019	466,781	1,974

Total				$29,658

Short position contracts:
Euro BUXL 30-Year Bond Future	2	09/06/2019	$462,682	$(9,788)
Euro-BOBL Future	3	09/06/2019	448,335	(2,195)
Euro-Bund Future	8	09/06/2019	1,550,421	(26,642)
Long Gilt Future	2	09/26/2019	323,069	(8,588)
U.S. Treasury 10-Year Note Future	46	09/19/2019	5,861,406	(73,649)
U.S. Treasury 10-Year Ultra Future	26	09/19/2019	3,583,938	4,558
U.S. Treasury Ultra Bond Future	1	09/19/2019	177,562	(2,643)

Total				$(118,947)

Total futures contracts				$(89,289)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX-EMS.31.V1	USD	1,000,000	(1.00%)	06/20/24	Quarterly	$32,755	$24,763	$(7,992)

Total						$32,755	$24,763	$(7,992)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2019

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
DEUT	1.46% Fixed	3M KRW KSDA	KRW	3,093,425,000	09/18/29	Quarterly	$—	$—	$(56,229)	$(56,229)
DEUT	8.68% Fixed	BZDIOVRA	BRL	9,799,140	01/02/20	Maturity	—	—	(86,494)	(86,494)
DEUT	BZDIOVRA	8.55% Fixed	BRL	568,831	01/03/22	Maturity	—	—	15,053	15,053
GSC	3M KRW KSDA	1.55% Fixed	KRW	3,037,470,000	09/18/21	Quarterly	—	—	16,140	16,140
GSC	5.48% Fixed	6 Mo. INR MIBOR	INR	161,800,000	09/18/24	Semi- Annual	—	—	(18,780)	(18,780)
GSC	6 Mo. INR MIBOR	5.41% Fixed	INR	322,350,000	09/18/21	Semi- Annual	—	—	16,791	16,791
GSC	3.55% Fixed	6M CLICP Camara Promedio A	CLP	690,175,000	09/23/29	Semi- Annual	—	—	(53,878)	(53,878)
GSC	1.69% Fixed	6M THBFIX	THB	19,372,888	09/18/24	Semi- Annual	—	—	(5,557)	(5,557)
HSBC	1.71% Fixed	6M THBFIX	THB	33,500,000	09/18/20	Semi- Annual	—	—	(3,446)	(3,446)
JPM	1.43% Fixed	3M KRW KSDA	KRW	3,593,550,000	09/18/24	Quarterly	—	—	(35,952)	(35,952)
JPM	3M KRW KSDA	1.53% Fixed	KRW	2,955,375,000	09/18/21	Quarterly	—	—	14,564	14,564
MSC	2.65% Fixed	12M CLICP Camara Promedio A	CLP	4,282,275,000	09/23/20	Maturity	—	—	(43,225)	(43,225)
MSC	5.51% Fixed	3 Mo. Banco Central De La Republica	COP	5,230,300,000	09/18/29	Quarterly	—	—	(34,204)	(34,204)
MSC	3M KRW KSDA	1.53% Fixed	KRW	2,631,280,000	09/18/21	Quarterly	—	—	13,329	13,329
MSC	1.68% Fixed	6M THBFIX	THB	9,913,552	09/18/24	Semi- Annual	—	—	(2,759)	(2,759)
MSC	8.52% Fixed	BZDIOVRA	BRL	1,162,177	01/02/25	Maturity	—	—	(33,346)	(33,346)
MSC	6.99% Fixed	BZDIOVRA	BRL	4,187,046	01/04/21	Maturity	—	—	(24,404)	(24,404)
MSC	8.78% Fixed	BZDIOVRA	BRL	2,446,276	01/02/29	Maturity	—	—	(122,428)	(122,428)
MSC	BZDIOVRA	6.26% Fixed	BRL	3,219,532	01/03/22	Maturity	—	—	7,558	7,558
MSC	BZDIOVRA	6.70% Fixed	BRL	3,530,674	07/01/22	Maturity	—	—	16,648	16,648
MSC	BZDIOVRA	6.43% Fixed	BRL	2,694,775	07/01/22	Maturity	—	—	7,118	7,118
MSC	BZDIOVRA	7.99% Fixed	BRL	3,681,500	01/02/23	Maturity	—	—	61,492	61,492
MSC	BZDIOVRA	6.59% Fixed	BRL	2,317,732	01/02/23	Maturity	—	—	6,847	6,847
MSC	BZDIOVRA	7.04% Fixed	BRL	2,659,173	07/03/23	Maturity	—	—	17,349	17,349
MSC	BZDIOVRA	7.30% Fixed	BRL	1,090,621	01/04/27	Maturity	—	—	7,875	7,875

Total							$—	$—	$(319,938)	$(319,938)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.35% Fixed	MXN	14,865,000	07/14/22	Monthly	$—	$—	$4,138	$4,138
1 Mo. MXN TIIE	7.24% Fixed	MXN	14,860,000	07/15/22	Monthly	—	—	1,669	1,669
1 Mo. MXN TIIE	7.81% Fixed	MXN	225,000	07/29/25	Lunar	—	—	317	317
1 Mo. MXN TIIE	8.11% Fixed	MXN	13,325,000	07/20/28	Lunar	—	—	32,013	32,013
1 Mo. MXN TIIE	8.08% Fixed	MXN	39,900,000	05/03/29	Monthly	—	—	89,900	89,900
1 Mo. MXN TIIE	7.66% Fixed	MXN	6,350,000	06/15/29	Monthly	—	—	4,442	4,442
1.66% Fixed	12 Mo. Federal Funds Rate	USD	7,725,000	07/17/20	Maturity	501	—	5,974	5,473
1.73% Fixed	3M PLN WIBOR	PLN	4,075,000	09/18/20	Maturity	—	—	(161)	(161)
1.74% Fixed	3M PLN WIBOR	PLN	4,050,000	09/18/20	Maturity	—	—	(216)	(216)
1.88% Fixed	3M PLN WIBOR	PLN	15,325,000	09/18/24	Annual	$—	$—	$(10,789)	$(10,789)
3M ZAR JIBAR	6.74% Fixed	ZAR	90,725,000	09/18/21	Quarterly	—	—	218	218

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

3M ZAR JIBAR	7.81% Fixed	ZAR	25,200,000	09/18/29	Quarterly	—	—	(332)	(332)
3M ZAR JIBAR	7.67% Fixed	ZAR	32,925,000	09/18/29	Quarterly	—	—	(21,997)	(21,997)
7.15% Fixed	3M ZAR JIBAR	ZAR	31,100,000	09/18/24	Quarterly	—	—	(2,763)	(2,763)
7.16% Fixed	3M ZAR JIBAR	ZAR	37,120,000	09/18/24	Quarterly	—	—	(3,782)	(3,782)
7.20% Fixed	3M ZAR JIBAR	ZAR	32,105,000	09/18/24	Quarterly	—	—	(6,764)	(6,764)
6M PLN WIBOR	1.72% Fixed	PLN	28,775,000	09/18/21	Semi-Annual	—	—	(4,370)	(4,370)
6M PLN WIBOR	2.05% Fixed	PLN	4,000,000	09/18/26	Semi-Annual	—	—	9,489	9,489
6M PLN WIBOR	2.16% Fixed	PLN	1,975,000	09/18/29	Semi-Annual	—	—	6,505	6,505

Total						$501	$—	$103,491	$102,990

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,489,000	ARS	67,407	USD	CBK	09/18/19	$ 6,868	$ —
15,105,000	ARS	324,177	USD	BNP	09/18/19	—	(2,616)
2,734,000	ARS	43,056	USD	BNP	07/13/20	—	(2,502)
8,201,000	ARS	129,971	USD	BOA	07/13/20	—	(8,326)
1,190,000	AUD	824,575	USD	BNP	09/18/19	—	(9,408)
2,065,000	BRL	508,903	USD	MSC	08/22/19	31,357	—
38,873,000	BRL	9,781,522	USD	MSC	09/04/19	379,363	—
5,805,000	BRL	1,507,531	USD	GSC	09/04/19	15,554	(5,736)
720,000	BRL	185,138	USD	CBK	09/04/19	3,061	—
2,649,000	BRL	687,071	USD	MSC	09/05/19	9,778	(4,499)
1,211,000	BRL	302,259	USD	MSC	10/25/19	12,892	—
2,220,000	CAD	1,676,814	USD	RBC	09/18/19	8,641	(1,792)
425,000	CAD	319,137	USD	MSC	09/18/19	3,185	—
3,873,000	CAD	2,953,774	USD	GSC	09/18/19	4,767	(21,233)
428,000	CAD	320,168	USD	HSBC	10/24/19	4,612	—
370,338,000	CLP	542,699	USD	GSC	08/26/19	—	(16,597)
827,000,000	CLP	1,191,643	USD	MSC	08/26/19	—	(16,805)
249,900,000	CLP	357,972	USD	GSC	09/23/19	—	(2,899)
155,200,000	CLP	224,440	USD	UBS	09/23/19	—	(3,922)
231,612,000	CLP	336,279	USD	BCLY	09/23/19	—	(7,191)
157,900,000	CLP	232,035	USD	BOA	09/23/19	—	(7,682)
1,130,657,000	CLP	1,628,016	USD	BNP	09/23/19	—	(21,513)
206,912,000	CLP	309,055	USD	MSC	10/25/19	—	(15,011)
1,992,400,000	COP	604,490	USD	UBS	09/18/19	915	—
1,990,100,000	COP	605,538	USD	CBK	09/18/19	—	(832)
2,012,900,000	COP	614,025	USD	GSC	09/18/19	1,458	(3,849)
7,819,934,000	COP	2,389,580	USD	MSC	09/18/19	—	(13,438)
3,926,694,000	COP	1,224,910	USD	HSBC	09/18/19	—	(31,756)
12,876,000	CZK	569,405	USD	MSC	09/03/19	—	(14,629)
2,890,000	CZK	126,787	USD	SSG	09/18/19	—	(2,233)
7,820,000	CZK	347,309	USD	DEUT	09/18/19	—	(10,281)
61,159,000	CZK	2,708,812	USD	BCLY	09/18/19	—	(72,965)
64,230,000	CZK	3,029,717	USD	MSC	09/26/19	—	(261,094)
64,220,000	CZK	3,044,323	USD	GSC	09/26/19	—	(276,132)
15,390,000	EGP	840,316	USD	GSC	09/18/19	77,931	—
28,210,000	EGP	1,649,708	USD	CBK	09/18/19	33,447	—
673,000	EUR	778,190	USD	MSC	09/03/19	—	(31,101)
177,000	EUR	198,080	USD	GSC	09/18/19	—	(1,359)
3,552,000	EUR	4,051,948	USD	BNP	09/18/19	—	(104,180)
1,265,000	GBP	1,613,881	USD	GSC	09/18/19	—	(71,768)
245,551,000	HUF	858,157	USD	BCLY	09/18/19	—	(22,208)
595,487,000	HUF	2,115,595	USD	GSC	09/18/19	—	(88,332)
2,373,400,000	HUF	8,253,582	USD	BNP	10/17/19	—	(159,349)
2,180,400,000	HUF	7,853,618	USD	JPM	01/28/20	—	(368,287)
2,180,300,000	HUF	7,656,758	USD	BNP	04/21/20	—	(139,923)
16,397,957,000	IDR	1,129,491	USD	BNP	09/18/19	34,120	—
10,283,000,000	IDR	720,199	USD	JPM	09/18/19	9,490	—
10,261,423,000	IDR	721,213	USD	SCB	09/18/19	6,945	—
10,541,000,000	IDR	747,059	USD	BCLY	09/18/19	$ 938	$ —
4,030,000,000	IDR	286,935	USD	UBS	09/18/19	—	(963)
20,119,218,000	IDR	1,430,372	USD	GSC	09/18/19	—	(2,699)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

54,833,000	INR	785,461	USD	MSC	08/01/19	11,979	(348)
6,020,000	INR	85,209	USD	MSC	08/26/19	2,070	—
93,130,000	INR	1,337,631	USD	BCLY	09/18/19	10,113	(708)
27,619,000	INR	388,796	USD	MSC	09/25/19	10,390	—
9,438,000	INR	133,023	USD	HSBC	09/25/19	3,387	—
304,595,000	KRW	258,131	USD	MSC	08/20/19	—	(515)
311,710,000	KRW	263,881	USD	MSC	09/18/19	—	(13)
1,770,095,000	KRW	1,500,907	USD	GSC	09/18/19	—	(2,490)
1,359,975,000	KRW	1,154,870	USD	MSC	10/29/19	—	(1,857)
3,929,000	MXN	199,371	USD	DEUT	08/01/19	5,617	—
29,263,000	MXN	1,513,458	USD	GSC	09/18/19	3,923	(2,794)
4,980,000	MXN	258,575	USD	JPM	09/18/19	—	(821)
33,295,000	MXN	1,728,973	USD	SSG	09/18/19	—	(5,698)
101,401,000	MXN	5,272,874	USD	BCLY	09/18/19	3,029	(27,614)
90,046,000	MXN	4,628,900	USD	MSC	09/20/19	30,214	—
5,520,000	MXN	282,714	USD	MSC	10/25/19	1,179	—
43,754,000	MXN	2,153,780	USD	MSC	12/04/19	82,285	—
13,063,000	MXN	659,964	USD	BNP	12/16/19	6,350	—
31,343,000	MYR	7,524,927	USD	BCLY	09/18/19	64,226	(876)
820,000	MYR	198,156	USD	UBS	09/18/19	369	—
470,000	MYR	114,428	USD	GSC	09/18/19	—	(639)
940,000	NZD	613,316	USD	MSC	09/18/19	4,525	—
1,190,000	NZD	792,338	USD	CBK	09/18/19	—	(10,177)
5,734,000	NZD	3,786,410	USD	GSC	09/18/19	691	(18,269)
8,376,000	PEN	2,502,689	USD	BNP	09/18/19	27,075	—
322,000	PEN	96,091	USD	BCLY	09/18/19	1,161	—
2,396,000	PEN	723,690	USD	CBK	09/18/19	1,389	(1,426)
20,371,000	PHP	397,041	USD	GSC	09/18/19	2,566	—
11,910,000	PHP	231,262	USD	BCLY	09/18/19	2,370	—
25,816,000	PHP	500,795	USD	MSC	10/10/19	5,126	—
1,090,000	PLN	287,655	USD	UBS	09/18/19	—	(6,088)
3,091,000	PLN	808,792	USD	GSC	09/18/19	—	(10,330)
1,305,000	PLN	348,066	USD	DEUT	09/18/19	—	(10,961)
30,956,000	PLN	8,254,729	USD	BCLY	09/18/19	—	(258,221)
1,080,000	PLN	283,874	USD	CBK	10/25/19	—	(4,603)
12,745,000	RON	3,054,250	USD	GSC	09/18/19	—	(71,648)
21,087,000	RUB	332,457	USD	MSC	09/18/19	—	(3,376)
23,680,000	RUB	373,788	USD	JPM	09/18/19	—	(4,241)
68,780,000	RUB	1,082,378	USD	GSC	09/18/19	—	(9,008)
16,909,000	RUB	258,623	USD	CBK	10/24/19	3,986	—
525,000	SGD	383,842	USD	GSC	09/18/19	—	(1,510)
305,000	SGD	223,722	USD	MSC	09/18/19	—	(1,605)
212,924,000	THB	6,834,529	USD	MSC	09/18/19	96,861	—
5,960,000	THB	193,269	USD	DEUT	09/18/19	749	—
13,170,000	THB	428,767	USD	JPM	09/18/19	—	(39)
4,690,000	THB	153,269	USD	HSBC	09/18/19	—	(594)
17,240,000	THB	564,398	USD	UBS	09/18/19	—	(3,179)
6,751,000	TRY	1,141,818	USD	CBK	09/05/19	49,916	—
9,314,000	TRY	1,511,799	USD	BCLY	09/18/19	125,011	—
5,823,500	TRY	976,395	USD	GSC	09/18/19	47,008	—
3,137,000	TRY	534,103	USD	UBS	09/18/19	17,183	—
1,424,000	TRY	242,239	USD	DEUT	09/18/19	8,010	—
75,000	TRY	12,958	USD	BNP	09/18/19	222	—
3,336,000	TRY	559,497	USD	MSC	10/10/19	22,208	—
1,477,305	USD	2,132,000	AUD	BNP	09/18/19	16,856	—
84,517	USD	120,000	AUD	CBK	09/18/19	2,315	—
422,112	USD	1,699,000	BRL	HSBC	08/26/19	—	(22,270)
872,208	USD	3,515,000	BRL	DEUT	08/26/19	—	(47,157)
321,556	USD	1,215,000	BRL	HSBC	09/04/19	3,971	—
1,419,389	USD	5,452,000	BRL	GSC	09/04/19	8,992	(14,684)
103,523	USD	420,000	BRL	BCLY	09/04/19	—	(6,259)
2,683,974	USD	10,310,000	BRL	MSC	09/04/19	13,387	(24,310)
990,065	USD	3,787,000	BRL	MSC	09/11/19	828	—
741,748	USD	2,809,000	BRL	MSC	10/15/19	$ 10,142	$ —
807,722	USD	3,099,000	BRL	MSC	11/18/19	7,752	(5,220)
188,743	USD	721,000	BRL	MSC	01/13/20	2,110	—

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

2,315,325	USD	3,030,000	CAD	GSC	09/18/19	17,355	—
2,447,918	USD	3,217,000	CAD	HSBC	09/18/19	8,123	—
311,183	USD	405,000	CAD	MSC	09/18/19	4,028	—
377,026	USD	495,000	CAD	RBC	09/18/19	1,615	—
206,154	USD	270,000	CAD	GSC	01/27/20	1,002	—
1,723,720	USD	1,173,274,000	CLP	GSC	09/23/19	56,664	—
710,344	USD	487,900,000	CLP	MSC	09/23/19	17,108	—
580,152	USD	401,400,000	CLP	CBK	09/23/19	9,821	—
317,187	USD	221,714,000	CLP	BOA	10/25/19	2,108	—
2,080,000	USD	6,693,741,000	COP	CBK	09/18/19	46,057	—
439,283	USD	1,410,100,000	COP	MSC	09/18/19	10,815	—
307,630	USD	980,800,000	COP	GSC	09/18/19	9,607	—
477,276	USD	1,538,260,000	COP	GSC	12/20/19	12,470	—
771,238	USD	17,287,000	CZK	MSC	09/03/19	26,410	—
450,067	USD	10,140,000	CZK	GSC	09/18/19	13,050	—
6,121,768	USD	128,450,000	CZK	JPM	09/26/19	584,954	—
86,725	USD	1,483,000	EGP	GSC	09/18/19	—	(1,758)
260,945	USD	4,452,000	EGP	CBK	09/18/19	—	(4,684)
471,454	USD	8,350,000	EGP	BOA	09/18/19	—	(26,750)
84,646	USD	1,483,000	EGP	GSC	12/18/19	—	(1,617)
254,709	USD	4,452,000	EGP	CBK	12/18/19	—	(4,255)
572,666	USD	503,000	EUR	MSC	09/03/19	14,292	—
3,750,789	USD	3,288,000	EUR	BNP	09/18/19	96,437	—
1,503,651	USD	1,330,000	EUR	BCLY	09/18/19	25,460	—
721,851	USD	630,000	EUR	MSC	09/18/19	21,656	—
816,220	USD	721,000	EUR	JPM	09/18/19	14,885	—
384,635	USD	342,000	EUR	GSC	09/18/19	4,530	—
1,960,897	USD	1,537,000	GBP	GSC	09/18/19	87,200	—
240,445	USD	1,882,000	HKD	GSC	09/18/19	—	(60)
163,429	USD	46,423,000	HUF	UBS	09/18/19	5,388	—
7,947,512	USD	2,180,400,000	HUF	GSC	01/28/20	462,181	—
7,885,923	USD	2,180,300,000	HUF	JPM	04/21/20	369,088	—
8,364,553	USD	2,373,400,000	HUF	BNP	07/17/20	152,643	—
631,736	USD	8,898,000,000	IDR	BCLY	09/18/19	327	—
227,933	USD	3,264,000,000	IDR	MSC	09/18/19	—	(3,683)
495,931	USD	7,069,000,000	IDR	BOA	09/18/19	—	(5,690)
322,273	USD	4,623,000,000	IDR	BNP	09/18/19	—	(5,779)
368,683	USD	5,333,000,000	IDR	HSBC	09/18/19	—	(9,751)
1,005,888	USD	14,465,000,000	IDR	GSC	09/18/19	664	(21,224)
372,584	USD	1,300,000	ILS	GSC	09/18/19	1,272	—
772,840	USD	54,833,000	INR	MSC	08/01/19	—	(24,251)
288,360	USD	20,165,000	INR	MSC	08/26/19	—	(3,994)
548,935	USD	37,944,000	INR	MSC	09/18/19	111	—
686,664	USD	48,140,000	INR	JPM	09/18/19	—	(9,635)
405,479	USD	28,120,000	INR	BNP	10/11/19	—	(157)
925,104	USD	1,080,170,000	KRW	MSC	08/14/19	11,700	—
90,347	USD	107,152,000	KRW	MSC	08/20/19	—	(278)
327,380	USD	379,630,000	KRW	MSC	09/18/19	6,017	—
438,584	USD	518,670,000	KRW	HSBC	09/18/19	—	(479)
907,862	USD	1,072,171,000	KRW	MSC	09/25/19	1,524	(1,479)
44,282	USD	843,000	MXN	GSC	08/01/19	300	—
156,253	USD	3,086,000	MXN	DEUT	08/01/19	—	(4,753)
971,475	USD	18,620,000	MXN	HSBC	09/18/19	7,745	—
429,364	USD	8,214,000	MXN	BCLY	09/18/19	4,226	—
410,265	USD	7,942,000	MXN	RBC	09/18/19	—	(795)
791,541	USD	15,336,000	MXN	GSC	09/18/19	287	(2,504)
568,897	USD	11,060,000	MXN	DEUT	09/18/19	—	(3,544)
1,566,970	USD	30,369,000	MXN	CBK	09/18/19	2,161	(7,022)
1,106,639	USD	21,668,000	MXN	GSC	09/20/19	—	(14,495)
3,407,474	USD	67,995,000	MXN	MSC	09/20/19	—	(110,689)
913,018	USD	18,411,000	MXN	BOA	12/04/19	—	(27,884)
488,455	USD	9,530,000	MXN	HSBC	12/24/19	2,970	—
532,636	USD	2,191,000	MYR	BCLY	09/18/19	2,186	—
112,570	USD	463,000	MYR	UBS	09/18/19	$ 476	$ —
925,163	USD	3,820,000	MYR	GSC	09/18/19	325	—
67,300	USD	277,000	MYR	MSC	09/18/19	237	—

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

75,607	USD	115,000	NZD	JPM	08/19/19	65	—
3,003,550	USD	4,505,000	NZD	GSC	09/18/19	42,705	(193)
2,219,069	USD	3,347,000	NZD	MSC	09/18/19	19,160	—
559,453	USD	850,000	NZD	CBK	09/18/19	766	—
70,250	USD	235,000	PEN	GSC	09/18/19	—	(726)
368,596	USD	1,223,000	PEN	UBS	09/18/19	—	(781)
398,432	USD	20,787,000	PHP	SCB	09/18/19	—	(9,336)
1,113,055	USD	4,204,000	PLN	GSC	09/18/19	27,084	—
481,835	USD	1,825,000	PLN	BCLY	09/18/19	10,404	—
275,949	USD	1,046,000	PLN	MSC	09/18/19	5,748	—
30,482	USD	116,000	PLN	MSC	11/14/19	474	—
694,968	USD	2,610,000	PLN	BCLY	12/12/19	19,450	—
1,430,493	USD	91,540,000	RUB	GSC	09/18/19	3,292	(1,358)
38,999	USD	2,501,000	RUB	BOA	09/18/19	—	(31)
945,635	USD	61,775,000	RUB	BCLY	09/18/19	—	(18,417)
1,023,694	USD	68,004,000	RUB	CBK	10/01/19	—	(35,800)
280,526	USD	18,635,000	RUB	CBK	10/24/19	—	(8,889)
480,939	USD	32,069,000	RUB	MSC	12/06/19	—	(14,312)
1,731,132	USD	2,360,000	SGD	MSC	09/18/19	12,458	—
478,426	USD	14,780,000	THB	GSC	09/18/19	—	(2,713)
256,311	USD	8,020,000	THB	UBS	09/18/19	—	(4,767)
1,143,855	USD	7,204,000	TRY	CBK	09/05/19	—	(127,846)
47,307	USD	278,000	TRY	BOA	09/18/19	—	(1,548)
660,375	USD	3,802,000	TRY	GSC	09/18/19	3,321	(11,096)
215,396	USD	1,276,000	TRY	MSC	09/18/19	64	(8,908)
113,230	USD	703,000	TRY	UBS	09/18/19	—	(10,312)
256,487	USD	1,520,000	TRY	HSBC	09/18/19	—	(10,632)
1,438,289	USD	8,707,000	TRY	BCLY	09/18/19	—	(91,849)
642,534	USD	23,128,000	UYU	CBK	09/18/19	—	(26,098)
415,427	USD	5,924,000	ZAR	BNP	09/18/19	4,884	—
490,145	USD	7,361,000	ZAR	CBK	09/25/19	—	(19,559)
1,172,012	USD	17,320,000	ZAR	GSC	10/02/19	—	(26,261)
18,144,000	ZAR	1,232,064	USD	GSC	09/18/19	28,411	(3,066)
3,242,000	ZAR	226,760	USD	BCLY	09/18/19	—	(2,083)
11,299,000	ZAR	786,493	USD	MSC	09/18/19	—	(3,454)
2,160,000	ZAR	153,476	USD	HSBC	09/18/19	—	(3,784)
4,190,000	ZAR	294,267	USD	DEUT	09/18/19	—	(3,893)
34,931,000	ZAR	2,478,134	USD	BOA	09/18/19	—	(57,357)
14,345,000	ZAR	966,742	USD	GSC	10/02/19	25,708	—
Total						$ 3,684,332	$ (3,206,937)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CJSC	Closed Joint Stock Company
CLICP	Sinacofi Chile Interbank Offered Rate
DDCA	Dollars on Deposit in Custody Account
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
MIBOR	Mumbai Inter-Bank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
THBFIX	Thai Baht Interest Rate Fixing
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$40,079,728	$—	$40,079,728	$—
Foreign Government Obligations	109,352,781	—	109,147,152	205,629
Convertible Bonds	193,280	—	193,280	—
Short-Term Investments	14,463,218	12,918,715	1,544,503	—
Purchased Options	1,035,672	—	1,035,672	—
Foreign Currency Contracts(2)	3,684,332	—	3,684,332	—
Futures Contracts(2)	39,981	39,981	—	—
Swaps - Interest Rate(2)	354,928	—	354,928	—

Total	$169,203,920	$12,958,696	$156,039,595	$205,629

Liabilities
Foreign Currency Contracts(2)	$(3,206,937)	$—	$(3,206,937)	$—
Futures Contracts(2)	(129,270)	(129,270)	—	—
Swaps - Credit Default(2)	(7,992)	—	(7,992)	—
Swaps - Interest Rate(2)	(571,876)	—	(571,876)	—
Written Options	(322,336)	—	(322,336)	—

Total	$(4,238,411)	$(129,270)	$(4,109,141)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

Hartford Environmental Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.6%
	Brazil - 2.9%
22,280	Cia de Saneamento do Parana	$499,736

	Chile - 1.2%
18,703	Antofagasta plc	211,023

	China - 5.6%
227,000	China Everbright International Ltd.	199,899
624,607	China Longyuan Power Group Corp. Ltd. Class H	381,941
1,457,590	Huaneng Renewables Corp. Ltd. Class H	396,166

		978,006

	Denmark - 2.2%
1,565	Rockwool International A/S Class B	381,972

	France - 4.5%
13,361	Cie de Saint-Gobain	511,841
24,820	Rexel S.A.	277,139

		788,980

	Germany - 2.4%
3,830	Siemens AG	416,832

	Japan - 7.3%
3,210	Daikin Industries Ltd.	398,415
17,365	Fujitsu General Ltd.	277,511
8,735	Kyudenko Corp.	270,455
21,445	Sekisui Chemical Co., Ltd.	316,979

		1,263,360

	Netherlands - 2.4%
20,088	Arcadis N.V.(1)	409,826

	Spain - 3.1%
1,294	Iberdrola S.A.	12,279
55,654	Iberdrola S.A.	528,011

		540,290

	Sweden - 4.1%
13,387	Electrolux AB Class B	309,335
8,411	Hexagon AB Class B	407,533

		716,868

	Switzerland - 1.6%
14,719	ABB Ltd.	277,853

	United Kingdom - 5.1%
45,738	National Grid plc	468,781
68,951	Smart Metering Systems plc	422,421

		891,202

	United States - 55.2%
2,360	Aptiv plc	206,854
9,934	Avangrid, Inc.	502,164
7,307	Clean Harbors, Inc.*	568,558
8,946	CoreLogic, Inc.*	407,669
2,839	Deere & Co.	470,280
4,786	Eaton Corp. plc	393,361
3,114	Edison International	232,118
9,377	First Solar, Inc.*	604,723
3,984	FMC Corp.	344,297
25,887	Green Plains, Inc.	261,200
21,775	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	597,724
2,545	Hubbell, Inc.	330,545
10,460	Itron, Inc.*	648,520
11,074	Johnson Controls International plc	469,981
3,712	Livent Corp.*	23,905
1,819	NextEra Energy, Inc.	376,842
7,498	Owens Corning	434,884
10,951	Pattern Energy Group, Inc. Class A	251,106

Hartford Environmental Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

13,578	Skyline Champion Corp.*		$386,973
10,973	Trimble, Inc.*		463,719
2,899	Verisk Analytics, Inc.		439,836
3,724	Waste Management, Inc.		435,708
11,539	Weyerhaeuser Co., REIT		293,206
5,793	Xylem, Inc.		465,120

			9,609,293

	Total Common Stocks (cost $16,585,781)		$16,985,241

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.4%
423,647	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(2)		423,647

	Total Short-Term Investments (cost $423,647)		$423,647

	Total Investments (cost $17,009,428)	100.0%	$17,408,888
	Other Assets and Liabilities	0.0%	5,339

	Total Net Assets	100.0%	$17,414,227

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

REIT	Real Estate Investment Trust

Hartford Environmental Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$499,736	$499,736	$—	$—
Chile	211,023	—	211,023	—
China	978,006	—	978,006	—
Denmark	381,972	—	381,972	—
France	788,980	—	788,980	—
Germany	416,832	—	416,832	—
Japan	1,263,360	—	1,263,360	—
Netherlands	409,826	—	409,826	—
Spain	540,290	12,279	528,011	—
Sweden	716,868	—	716,868	—
Switzerland	277,853	—	277,853	—
United Kingdom	891,202	—	891,202	—
United States	9,609,293	9,609,293	—	—
Short-Term Investments	423,647	423,647	—	—

Total	$17,408,888	$10,544,955	$6,863,933	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.9%
	Automobiles & Components - 0.5%
188,231	Cie Generale des Etablissements Michelin SCA	$20,808,439

	Banks - 12.6%
4,439,311	Bank of America Corp.	136,198,061
654,873	BB&T Corp.	33,745,606
1,433,202	JP Morgan Chase & Co.	166,251,432
323,366	M&T Bank Corp.	53,112,866
526,648	PNC Financial Services Group, Inc.	75,257,999
747,808	U.S. Bancorp	42,737,227

		507,303,191

	Capital Goods - 9.6%
108,587	3M Co.	18,972,321
4,338,782	BAE Systems plc	28,825,692
318,901	Caterpillar, Inc.	41,989,695
358,679	Deere & Co.	59,415,176
707,674	Eaton Corp. plc	58,163,726
245,545	Honeywell International, Inc.	42,346,691
189,907	Lockheed Martin Corp.	68,778,618
153,363	Raytheon Co.	27,956,541
288,442	United Technologies Corp.	38,535,851

		384,984,311

	Diversified Financials - 0.4%
36,502	BlackRock, Inc.	17,071,255

	Energy - 9.0%
808,335	Chevron Corp.	99,514,122
936,033	Exxon Mobil Corp.	69,603,414
1,835,900	Kinder Morgan, Inc.	37,856,258
200,522	Phillips 66	20,565,536
2,653,033	Suncor Energy, Inc.	76,142,047
1,127,461	TC Energy Corp.	55,202,705

		358,884,082

	Food & Staples Retailing - 1.6%
474,060	Sysco Corp.	32,506,294
264,877	Walmart, Inc.	29,237,123

		61,743,417

	Food, Beverage & Tobacco - 6.0%
756,342	Archer-Daniels-Midland Co.	31,070,529
386,160	Coca-Cola Co.	20,323,601
924,898	Mondelez International, Inc. Class A	49,472,794
290,397	Nestle S.A.	30,807,397
280,428	PepsiCo., Inc.	35,841,503
851,314	Philip Morris International, Inc.	71,178,364

		238,694,188

	Health Care Equipment & Services - 6.2%
1,272,601	Koninklijke Philips N.V.	59,698,547
833,126	Medtronic plc	84,928,864
420,590	UnitedHealth Group, Inc.	104,731,116

		249,358,527

	Household & Personal Products - 1.9%
1,327,907	Unilever N.V.	76,673,350

	Insurance - 7.6%
687,494	American International Group, Inc.	38,492,789
545,837	Chubb Ltd.	83,425,727
400,179	Marsh & McLennan Cos., Inc.	39,537,685
1,544,557	MetLife, Inc.	76,332,007
583,073	Principal Financial Group, Inc.	33,841,557
238,403	Travelers Cos., Inc.	34,954,648

		306,584,413

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Materials - 2.7%
379,921	Celanese Corp.	$42,615,739
584,116	Dow, Inc.*	28,294,579
697,893	Nutrien Ltd.	38,251,515

		109,161,833

	Media & Entertainment - 2.6%
2,428,156	Comcast Corp. Class A	104,823,494

	Pharmaceuticals, Biotechnology & Life Sciences - 10.2%
957,176	AstraZeneca plc ADR	41,551,010
729,380	Bristol-Myers Squibb Co.	32,391,766
401,168	Eli Lilly & Co.	43,707,254
538,641	Johnson & Johnson	70,141,831
254,223	Merck & Co., Inc.	21,097,967
564,887	Novartis AG	51,799,473
2,607,040	Pfizer, Inc.	101,257,433
181,646	Roche Holding AG	48,620,289

		410,567,023

	Real Estate - 2.1%
637,842	Crown Castle International Corp. REIT	84,998,825

	Retailing - 2.4%
339,540	Home Depot, Inc.	72,556,303
233,073	Lowe’s Cos., Inc.	23,633,602

		96,189,905

	Semiconductors & Semiconductor Equipment - 5.7%
659,593	Analog Devices, Inc.	77,475,794
1,485,598	Intel Corp.	75,096,979
295,116	KLA-Tencor Corp.	40,230,213
607,860	Maxim Integrated Products, Inc.	35,979,233

		228,782,219

	Technology Hardware & Equipment - 4.3%
2,400,442	Cisco Systems, Inc.	132,984,487
58,200	Corning, Inc.	1,789,650
420,552	TE Connectivity Ltd.	38,859,005

		173,633,142

	Telecommunication Services - 3.3%
621,998	BCE, Inc.	28,107,259
1,846,831	Verizon Communications, Inc.	102,074,349

		130,181,608

	Transportation - 1.5%
336,527	Union Pacific Corp.	60,558,034

	Utilities - 7.7%
518,064	American Electric Power Co., Inc.	45,491,199
711,980	Dominion Energy, Inc.	52,892,994
271,256	Duke Energy Corp.	23,523,320
626,185	Eversource Energy	47,502,394
233,250	NextEra Energy, Inc.	48,322,403
422,249	Sempra Energy	57,185,182
641,484	UGI Corp.	32,773,418

		307,690,910

	Total Common Stocks (cost $3,083,459,182)	$3,928,692,166

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
73,384,658	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(1)	73,384,658

	Total Short-Term Investments (cost $73,384,658)	$73,384,658

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $3,156,843,840)	99.7%	$4,002,076,824
Other Assets and Liabilities	0.3%	12,946,501

Total Net Assets	100.0%	$4,015,023,325

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$20,808,439	$—	$20,808,439	$—
Banks	507,303,191	507,303,191	—	—
Capital Goods	384,984,311	356,158,619	28,825,692	—
Diversified Financials	17,071,255	17,071,255	—	—
Energy	358,884,082	358,884,082	—	—
Food & Staples Retailing	61,743,417	61,743,417	—	—
Food, Beverage & Tobacco	238,694,188	207,886,791	30,807,397	—
Health Care Equipment & Services	249,358,527	189,659,980	59,698,547	—
Household & Personal Products	76,673,350	76,673,350	—	—
Insurance	306,584,413	306,584,413	—	—
Materials	109,161,833	109,161,833	—	—
Media & Entertainment	104,823,494	104,823,494	—	—
Pharmaceuticals, Biotechnology & Life Sciences	410,567,023	310,147,261	100,419,762	—
Real Estate	84,998,825	84,998,825	—	—
Retailing	96,189,905	96,189,905	—	—
Semiconductors & Semiconductor Equipment	228,782,219	228,782,219	—	—
Technology Hardware & Equipment	173,633,142	173,633,142	—	—
Telecommunication Services	130,181,608	130,181,608	—	—
Transportation	60,558,034	60,558,034	—	—
Utilities	307,690,910	307,690,910	—	—
Short-Term Investments	73,384,658	73,384,658	—	—

Total	$4,002,076,824	$3,761,516,987	$240,559,837	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 4.3%
		Advertising - 0.0%
		Acosta, Inc.
	$1,500,000	7.75%, 10/01/2022(1)	$240,000

		Airlines - 0.1%
		Bombardier, Inc.
	4,770,000	7.88%, 04/15/2027(1)	4,829,625

		Auto Parts & Equipment - 0.2%
		Adient Global Holdings Ltd.
	8,000,000	4.88%, 08/15/2026(1)	6,120,000
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
EUR	1,350,000	4.38%, 05/15/2026(2)	1,533,820

			7,653,820

		Coal - 0.1%
		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
	$2,975,000	12.00%, 11/01/2021(3)	446,250
		Foresight Energy LLC / Foresight Energy Finance Corp.
	6,085,000	11.50%, 04/01/2023(1)	2,221,025

			2,667,275

		Commercial Banks - 0.5%
		Banco Bilbao Vizcaya Argentaria S.A.
	1,600,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(4)(5)	1,510,000
		Banco de Sabadell S.A.
EUR	3,200,000	6.13%, 11/23/2022, (6.13% fixed rate until 11/12/2022; 5 year EUR Swap + 6.051% thereafter)(2)(4)(5)	3,492,100
		Banco Santander S.A.
	2,425,000	1.00%, 12/15/2024(2)(4)(6)	2,283,308
		Freedom Mortgage Corp.
	$4,830,000	8.13%, 11/15/2024(1)	4,202,100
		UniCredit S.p.A.
EUR	4,000,000	5.38%, 06/03/2025, (5.38% fixed rate until 06/03/2025; 5 year EUR Swap + 4.925% thereafter)(2)(4)(5)	4,175,756

			15,663,264

		Commercial Services - 0.9%
		Allied Universal Holdco LLC
	$4,650,000	6.63%, 07/15/2026(1)	4,859,250
		APX Group, Inc.
	6,261,000	8.75%, 12/01/2020	5,947,950
		Brand Industrial Services, Inc.
	8,445,000	8.50%, 07/15/2025(1)	7,389,375
		Cardtronics, Inc. / Cardtronics USA, Inc.
	1,710,000	5.50%, 05/01/2025(1)	1,695,038
		Garda World Security Corp.
	3,525,000	8.75%, 05/15/2025(1)	3,604,312
		Weight Watchers International, Inc.
	4,400,000	8.63%, 12/01/2025(1)	4,273,192

			27,769,117

		Entertainment - 0.1%
		Cirsa Finance International S.a.r.l.
EUR	1,910,000	3.63%, 09/30/2025, 3 mo. EURIBOR + 3.625%(1)(7)(8)	2,120,376

		Environmental Control - 0.0%
		CD&R Waterworks Merger Sub LLC
	$1,134,000	6.13%, 08/15/2025(1)	1,168,020

		Healthcare-Services - 0.1%
		IQVIA, Inc.
EUR	3,085,000	2.25%, 01/15/2028	3,415,096

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Household Products - 0.1%
		Revlon Consumer Products Corp.
	$5,625,000	5.75%, 02/15/2021	$5,231,250

		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
EUR	3,215,000	5.63%, 08/15/2025(2)	2,775,085

		Insurance - 0.2%
		Acrisure LLC / Acrisure Finance, Inc.
	$4,315,000	8.13%, 02/15/2024(1)	4,606,694
	1,460,000	10.13%, 08/01/2026(1)(8)	1,497,960

			6,104,654

		Lodging - 0.1%
		Boyd Gaming Corp.
	3,180,000	6.88%, 05/15/2023	3,287,325

		Office/Business Equipment - 0.1%
		Xerox Corp.
	1,725,000	4.13%, 03/15/2023	1,729,313

		Oil & Gas - 0.6%
		B&G Foods, Inc.
	1,750,000	5.25%, 04/01/2025	1,741,250
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	4,825,000	6.13%, 11/15/2022(1)	4,849,125
		Centennial Resource Production LLC
	2,750,000	5.38%, 01/15/2026(1)	2,543,750
		Jagged Peak Energy LLC
	4,050,000	5.88%, 05/01/2026	3,847,500
		Sable Permian Resources Land LLC / AEPB Finance Corp.
	6,100,000	9.08%, 08/01/2019, 3 mo. USD LIBOR + 6.500%(1)(7)	915,000
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	5,230,000	8.75%, 04/15/2023(1)	3,085,700
		WPX Energy, Inc.
	3,200,000	5.75%, 06/01/2026	3,288,000

			20,270,325

		Packaging & Containers - 0.3%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	2,810,000	2.13%, 08/15/2026(1)	3,130,424
	$3,085,000	5.25%, 08/15/2027(1)	3,088,856
		Trivium Packaging Finance B.V.
EUR	415,000	3.75%, 08/15/2026(1)(8)	475,434
	$1,795,000	8.50%, 08/15/2027(1)(8)	1,894,246

			8,588,960

		Pharmaceuticals - 0.1%
		Teva Pharmaceutical Finance Netherlands B.V.
	3,375,000	2.20%, 07/21/2021	3,167,269

		Retail - 0.4%
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	6,700,000	6.75%, 01/15/2022	5,829,000
		Party City Holdings, Inc.
	1,550,000	6.13%, 08/15/2023(1)	1,553,875
	1,345,000	6.63%, 08/01/2026(1)	1,294,562
		PetSmart, Inc.
	3,210,000	5.88%, 06/01/2025(1)	3,173,406

			11,850,843

		Software - 0.1%
		SS&C Technologies, Inc.
	1,670,000	5.50%, 09/30/2027(1)	1,736,800
		Western Digital Corp.
	2,383,000	4.75%, 02/15/2026	2,356,191

			4,092,991

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Toys/Games/Hobbies - 0.1%
		Mattel, Inc.
	$1,525,000	6.75%, 12/31/2025(1)	$1,603,187

		Trucking & Leasing - 0.1%
		Fly Leasing Ltd.
	3,370,000	6.38%, 10/15/2021	3,441,781

		Total Corporate Bonds (cost $155,472,026)	$137,669,576

Senior Floating Rate Interests - 84.1%(9)
		Advertising - 0.3%
		Acosta Holdco, Inc.
	7,074,781	5.48%, 09/26/2021, 1 mo. USD LIBOR + 3.250%	2,468,603
		Entravision Communications Corp.
	6,584,123	5.08%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	6,435,981

			8,904,584

		Aerospace/Defense - 1.9%
		Circor International, Inc.
	8,116,011	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$8,109,275
		TransDigm, Inc.
	29,413,054	4.83%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	29,243,046
	22,465,441	4.83%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	22,270,441

			59,622,762

		Agriculture - 0.1%
		Pinnacle Operating Corp.
	4,009,498	7.73%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	3,100,665

		Auto Manufacturers - 0.4%
		Navistar International Corp.
	12,012,665	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	12,035,249

		Auto Parts & Equipment - 0.8%
		Adient U.S. LLC
	8,655,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	8,308,800
		Panther BF Aggregator L.P.
	17,635,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	17,624,066

			25,932,866

		Beverages - 0.2%
		Refresco Group B.V.
EUR	6,785,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	7,490,117

		Biotechnology - 1.0%
		Sotera Health Holdings LLC
	$32,413,929	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	32,049,272

		Chemicals - 1.5%
		Cabot Microelectronics Corp.
	8,082,896	4.50%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	8,093,000
		CTC AcquiCo GmbH
EUR	6,562,101	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	7,122,233
		LTI Holdings, Inc.
	$15,488,381	5.73%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	14,752,683
	1,140,000	8.98%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	1,034,550
		Starfruit Finco B.V.
	3,218,600	5.61%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	3,159,603
		Tronox Finance LLC
	7,881,900	5.27%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	7,819,081
		Univar, Inc.
	4,738,219	4.48%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	4,742,152

			46,723,302

		Coal - 0.2%
		Foresight Energy LLC
	8,713,637	8.27%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	6,360,955

		Commercial Services - 5.4%
		Allied Universal Holdco LLC
	552,826	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(10)(11)	553,716

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$5,583,538	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	$5,592,527
		APX Group, Inc.
	16,267,075	7.33%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	15,562,223
		Blackhawk Network Holdings, Inc.
	31,660,723	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	31,568,274
		BrightView Landscapes LLC
	16,069,653	4.78%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	16,082,990
		Dun & Bradstreet Corp.
	13,255,000	0.00%, 02/06/2026, 1 mo. USD LIBOR + 5.000%(11)	13,333,735
		Evergood 4 ApS
EUR	4,500,000	3.75%, 02/06/2025, 3 mo. EURIBOR + 3.750%	4,995,849
		Garda World Security Corp.
	$8,474,555	6.02%, 05/24/2024, 1 mo. USD LIBOR + 3.500%	8,481,335
		Hertz Corp.
	2,486,945	4.99%, 06/30/2023, 3 mo. USD LIBOR + 2.750%	2,475,903
		Quikrete Holdings, Inc.
	8,542,332	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	8,465,194
		Tempo Acquisition LLC
	16,558,052	5.23%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	16,578,750
		Trans Union LLC
	12,799,463	4.23%, 04/10/2023, 1 mo. USD LIBOR + 2.000%	12,825,446
	3,137,652	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	3,141,573
		Verisure Holding AB
EUR	15,120,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	16,764,460
		Weight Watchers International, Inc.
	$12,859,522	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	12,739,028

			169,161,003

		Construction Materials - 0.6%
		Forterra Finance LLC
	8,540,228	5.23%, 10/25/2023, 1 mo. USD LIBOR + 3.000%	7,929,602
		NCI Building Systems, Inc.
	8,964,450	6.12%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	8,747,779
		Tamko Building Products, Inc.
	3,380,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	3,388,450

			20,065,831

		Distribution/Wholesale - 0.3%
		Hamilton Holdco LLC
	8,043,750	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	8,033,695

		Diversified Financial Services - 3.9%
		AlixPartners LLP
EUR	2,862,825	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	3,170,480
	$14,662,202	4.98%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	14,675,251
		Aretec Group, Inc.
	8,384,321	6.48%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	8,185,194
		Crown Finance U.S., Inc.
EUR	5,544,063	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	6,121,937
	$21,514,880	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	21,424,518
		Financial & Risk U.S. Holdings, Inc.
	4,882,772	5.98%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	4,877,547
		GreenSky Holdings LLC
	9,875,000	5.50%, 03/31/2025, 1 mo. USD LIBOR + 3.250%	9,788,594
		Minotaur Acquisition, Inc.
	3,785,513	7.23%, 02/26/2026, 1 mo. USD LIBOR + 5.000%	3,700,338
		Nets Holding A/S
EUR	16,534,055	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	18,203,637
		NFP Corp.
	$19,904,919	5.23%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	19,606,345
		RP Crown Parent LLC
	13,206,375	4.98%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	13,166,756
		UFC Holdings LLC
	1,920,064	5.49%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	1,923,059

			124,843,656

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Electric - 0.9%
		Calpine Construction Finance Company, L.P.
	$29,648,067	4.73%, 01/15/2025, 1 mo. USD LIBOR + 2.500%	$29,573,946

		Electrical Components & Equipment - 0.2%
		Lumentum Holdings
	5,283,450	4.73%, 12/10/2025, 1 mo. USD LIBOR + 2.500%	5,296,659

		Energy-Alternate Sources - 1.8%
		BCP Renaissance Parent LLC
	18,374,400	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	18,347,574
		Gulf Finance LLC
	5,640,284	7.62%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	4,537,608
		Medallion Midland Acquisition LLC
	25,654,505	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	25,269,687
		TEX Operations Co. LLC
	9,116,034	4.23%, 08/04/2023, 1 mo. USD LIBOR + 2.000%	9,124,876

			57,279,745

		Engineering & Construction - 1.2%
		Brand Energy & Infrastructure Services, Inc.
	24,396,170	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	23,519,371
		DG Investment Intermediate Holdings, Inc.
	7,560,060	5.23%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	7,408,859
	1,360,000	8.98%, 02/02/2026, 3 mo. USD LIBOR + 6.750%	1,305,600
		Pike Corp.
	4,328,889	0.00%, 07/19/2026, 1 mo. USD LIBOR + 3.250%(11)	4,345,123

			36,578,953

		Entertainment - 0.3%
		CityCenter Holdings LLC
	10,907,801	4.48%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	10,921,435

		Environmental Control - 0.3%
		Fluidra Finco SLU
EUR	7,657,638	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	8,529,990

		Food - 1.1%
		CHG PPC Parent LLC
	1,540,000	4.00%, 03/30/2025, 3 mo. EURIBOR + 4.000%	1,715,435
	$4,558,950	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	4,533,329
		Hostess Brands LLC
	20,633,659	4.51%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	20,590,740
		Post Holdings, Inc.
	7,924,407	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	7,922,189

			34,761,693

		Food Service - 0.0%
		Welbilt, Inc.
	1,340,000	4.73%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	1,324,925

		Gas - 0.3%
		Messer Industries GmbH
EUR	1,515,000	2.75%, 03/01/2026, 3 mo. EURIBOR + 2.750%	1,677,106
	$7,022,400	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	6,987,288

			8,664,394

		Healthcare-Products - 1.3%
		Emerald TopCo, Inc.
	8,660,000	0.00%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(11)	8,636,185
		Immucor, Inc.
	5,424,925	7.33%, 06/15/2021, 3 mo. USD LIBOR + 5.000%	5,409,084
		Kinetic Concepts, Inc.
	8,717,385	5.58%, 02/02/2024, 3 mo. USD LIBOR + 3.250%	8,741,881
		Lifescan Global Corp.
	10,366,997	8.66%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	9,870,211
	2,500,000	11.82%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	2,262,500
		Parexel International Corp.
	5,678,232	4.98%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	5,475,974

			40,395,835

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Healthcare-Services - 4.4%
		CDRH Parent, Inc.
	$8,785,727	6.73%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	$6,838,195
		DentalCorp Perfect Smile ULC
	9,223,228	5.98%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	9,104,064
		DuPage Medical Group Ltd.
	4,750,344	4.98%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	4,625,648
	2,741,320	9.23%, 08/15/2025, 1 mo. USD LIBOR + 7.000%	2,672,787
		Ensemble RCM LLC
	4,815,000	0.00%, 07/22/2026, 1 mo. USD LIBOR + 3.750%(11)	4,818,033
		Envision Healthcare Corp.
	3,586,875	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	3,074,992
		Gentiva Health Services, Inc.
	20,139,484	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	20,240,181
		IQVIA, Inc.
EUR	9,249,044	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	10,266,647
		Jaguar Holding Co.
	$7,922,599	4.73%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	7,905,644
		MPH Acquisition Holdings LLC
	16,498,241	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	16,003,294
		One Call Corp.
	5,954,381	7.58%, 11/25/2022, 1 mo. USD LIBOR + 5.250%	5,172,869
		Ortho-Clinical Diagnostics S.A.
	13,374,734	5.56%, 06/30/2025, 3 mo. USD LIBOR + 3.250%	12,981,918
		Sound Inpatient Physicians
	5,997,442	4.98%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	5,965,956
	2,135,000	8.98%, 06/26/2026, 1 mo. USD LIBOR + 6.750%	2,126,097
		Surgery Center Holdings, Inc.
	9,883,269	5.49%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	9,537,354
		Syneos Health, Inc.
	10,897,754	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	10,866,478
		Team Health Holdings, Inc.
	3,618,025	4.98%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	3,159,730
		Verscend Holding Corp.
	5,061,750	6.73%, 08/27/2025, 1 mo. USD LIBOR + 4.500%	5,082,301

			140,442,188

		Household Products - 1.3%
		Diamond (BC) B.V.
EUR	7,312,472	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	7,480,587
	$16,048,007	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	14,510,127
		Revlon Consumer Products Corp.
	25,078,807	6.02%, 09/07/2023	20,355,716

			42,346,430

		Insurance - 3.6%
		Acrisure LLC
	12,265,987	6.77%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	12,181,719
		Asurion LLC
	9,008,158	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	9,025,093
	28,209,988	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	28,260,484
	12,570,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	12,784,695
		Genworth Holdings, Inc.
	9,900,794	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	9,962,674
		Hub International Ltd.
	24,314,388	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	24,045,714
		Sedgwick Claims Management Services, Inc.
	17,221,555	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	16,938,605

			113,198,984

		IT Services - 0.1%
		NAB Holdings LLC
	4,150,829	5.33%, 07/01/2024, 3 mo. USD LIBOR + 3.000%	4,122,312

		Leisure Time - 2.9%
		Caesars Resort Collection LLC
	44,903,939	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	44,518,214

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Delta (LUX) S.a.r.l.
	$12,728,529	4.73%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	$12,558,094
		Eldorado Resorts LLC
	21,021,384	4.58%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	20,982,074
		Penn National Gaming, Inc.
	12,168,850	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	12,182,601

			90,240,983

		Lodging - 2.4%
		Boyd Gaming Corp.
	11,553,359	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	11,544,694
		Caesars Entertainment Operating Co.
	44,007,041	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	43,886,022
		Station Casinos LLC
	13,551,937	4.74%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	13,569,690
		Wynn America LLC
	6,585,479	3.99%, 12/31/2021, 1 mo. USD LIBOR + 1.750%	6,577,247

			75,577,653

		Machinery-Diversified - 0.1%
		Zodiac Pool Solutions LLC
	4,331,250	4.48%, 07/02/2025, 1 mo. USD LIBOR + 2.250%	4,332,593

		Media - 13.5%
		Advantage Sales & Marketing, Inc.
	10,464,872	5.58%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	9,685,658
	5,130,000	8.83%, 07/25/2022, 1 mo. USD LIBOR + 6.500%	4,106,565
		Altice Financing S.A.
EUR	2,736,263	2.75%, 01/31/2026, 3 mo.EURIBOR + 2.750%	2,941,020
	$18,485,539	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	17,769,224
	9,775,000	5.08%, 07/15/2025, 3 mo. USD LIBOR + 2.750%	9,343,238
		Charter Communications Operating LLC
	22,922,517	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	22,956,443
		CSC Holdings LLC
	19,529,720	4.58%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	19,456,483
	6,171,875	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	6,164,160
		Gray Television, Inc.
	26,317,750	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	26,369,333
		Houghton Mifflin Harcourt Publishing Co.
	26,531,225	5.23%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	25,359,341
		ION Media Networks, Inc.
	19,474,076	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(11)	19,443,696
		Maxar Technologies Ltd.
	4,009,912	4.99%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	3,622,273
		MTN Infrastructure TopCo, Inc.
	18,826,794	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	18,732,660
		NASCAR Holdings, Inc.
	2,855,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(11)	2,867,505
		NEP/NCP Holdco, Inc.
	1,641,139	5.48%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	1,639,777
	1,680,000	9.23%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	1,667,400
		Nexstar Broadcasting, Inc.
	22,220,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(11)	22,215,334
		Numericable Group S.A.
EUR	5,830,291	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	6,312,144
	$9,892,300	4.98%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	9,521,339
		PSAV Holdings LLC
	28,159,188	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	27,367,352
	8,180,000	9.83%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	7,750,550
		Shutterfly, Inc.
	8,587,584	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	8,586,210
		Sinclair Television Group, Inc.
	5,714,286	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(11)	5,721,429
		Telenet Financing USD LLC
	19,200,000	4.58%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	19,109,952
		Tribune Media Co.
	40,508,253	5.23%, 01/27/2024, 1 mo. USD LIBOR + 3.000%	40,432,502

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		UPC Financing Partnership
	$14,138,671	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	$14,131,319
		Virgin Media Bristol LLC
	16,490,000	4.83%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	16,521,001
		Virgin Media Investment Holdings Ltd.
GBP	12,075,000	3.97%, 11/15/2027, 3 mo. GBP LIBOR + 3.250%	14,627,575
		Web.com Group, Inc.
	$15,463,923	6.08%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	15,374,078
	4,533,559	10.08%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	4,454,221
		Ziggo Secured Finance Partnership
	22,075,000	4.83%, 04/15/2025, 1 mo. USD LIBOR + 2.500%	21,930,850

			426,180,632

		Metal Fabricate/Hardware - 1.0%
		Ameriforge Group, Inc.
	1,299,079	9.33%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	1,289,336
		NN, Inc.
	4,086,879	5.48%, 04/02/2021, 1 mo. USD LIBOR + 3.250%	4,010,250
	16,442,245	5.98%, 10/19/2022, 1 mo. USD LIBOR + 3.750%	16,159,603
		Rexnord LLC
	10,907,641	4.23%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	10,945,490

			32,404,679

		Miscellaneous Manufacturing - 1.1%
		Core & Main LP
	3,291,620	5.24%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	3,287,506
		H.B. Fuller Co.
	5,505,782	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	5,471,370
		USI, Inc.
	27,618,223	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	27,209,750

			35,968,626

		Oil & Gas - 3.6%
		Ascent Resources - Marcellus LLC
	2,813,333	8.83%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	2,728,933
		BCP Raptor LLC
	18,700,466	6.48%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	17,737,392
	12,930,000	6.98%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	11,992,575
		California Resources Corp.
	3,320,000	6.99%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	3,158,980
		Fieldwood Energy LLC
	8,674,446	7.51%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	7,956,115
	5,050,000	9.51%, 04/11/2023, 1 mo. USD LIBOR + 7.250%	4,137,415
		KCA Deutag Alpha Ltd.
	3,139,749	9.08%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	2,197,824
		NorthRiver Midstream Finance L.P.
	16,192,638	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	16,198,467
		PES Holdings LLC
	11,878,542	2.83%, 12/31/2022, 1 mo. USD LIBOR + 6.990%	3,563,563
		PowerTeam Services, LLC
	21,231,035	5.58%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	19,939,551
	2,330,000	9.58%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	2,213,500
		Traverse Midstream Partners LLC
	9,627,650	6.26%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	9,406,214
		Ultra Resources, Inc.
	17,471,315	6.02%, 04/12/2024, 1 mo. USD LIBOR + 3.750%	12,983,458

			114,213,987

		Oil & Gas Services - 0.7%
		Lower Cadence Holdings LLC
	12,685,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	12,647,960
		Utex Industries, Inc.
	6,923,843	6.23%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	6,416,117
	3,000,000	9.48%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	2,700,000

			21,764,077

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Packaging & Containers - 3.9%
		Berlin Packaging LLC
	$26,969,161	5.38%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	$26,452,162
		Berry Global, Inc.
EUR	2,990,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	3,310,957
	$11,827,416	4.63%, 10/01/2022, 1 mo. USD LIBOR + 2.250%	11,819,374
		Flex Acquisition Co., Inc.
	25,781,619	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	24,617,321
	21,316,996	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	20,390,986
		Proampac PG Borrower LLC
	7,804,406	5.90%, 11/18/2023, 1 mo. USD LIBOR + 3.500%	7,625,529
	3,105,000	11.02%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	2,944,565
		Reynolds Group Holdings, Inc.
	24,735,268	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	24,718,448

			121,879,342

		Pharmaceuticals - 1.4%
		Catalent Pharma Solutions, Inc.
	7,316,663	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	7,348,709
		Endo Luxembourg Finance Co., S.a r.l.
	3,471,970	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	3,161,680
		NVA Holdings, Inc.
	11,257,786	4.98%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	11,246,078
		Valeant Pharmaceuticals International, Inc.
	20,862,074	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	20,929,876

			42,686,343

		Real Estate - 0.8%
		VICI Properties LLC
	26,569,318	4.27%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	26,498,644

		REITS - 0.6%
		MGM Growth Properties Operating Partnership L.P.
	20,330,028	4.23%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	20,325,759

		Retail - 6.2%
		B.C. Unlimited Liability Co.
	34,386,968	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	34,378,371
		Bass Pro Group LLC
	20,199,599	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	19,081,349
		Belron Finance U.S. LLC
	4,228,750	5.04%, 11/13/2025, 1 mo. USD LIBOR + 2.500%	4,244,608
	3,507,197	5.07%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	3,509,407
		Coty, Inc.
EUR	8,273,906	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	8,733,956
	$14,558,418	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	14,036,790
		CWGS Group LLC
	3,304,580	5.15%, 11/08/2023, 1 mo. USD LIBOR + 2.750%	3,089,782
		Foundation Building Materials Holding Co. LLC
	7,462,500	5.23%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	7,471,828
		Harbor Freight Tools USA, Inc.
	3,194,942	4.73%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	3,135,931
		Michaels Stores, Inc.
	3,943,046	4.75%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	3,811,940
		Neiman Marcus Group Ltd. LLC
	7,533,435	8.38%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	6,459,920
		Petco Animal Supplies, Inc.
	12,463,115	5.51%, 01/26/2023, 3 mo. USD LIBOR + 3.250%	9,636,605
		PetSmart, Inc.
	12,277,185	6.38%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	12,045,637
		Rodan & Fields LLC
	6,935,689	6.33%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	6,409,756
		Sports Authority, Inc.
	13,677,054	0.00%, 11/16/2019, 1 mo. USD LIBOR + 6.000%(3)(11)	13,677
		Staples, Inc.
	19,556,349	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	19,055,315
		Sunshine Luxembourg S.a.r.l.
	15,775,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(11)	15,826,269

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		U.S. Foods, Inc.
	$23,552,677	4.23%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	$23,510,518

			194,451,659

		Semiconductors - 0.3%
		Microchip Technology, Inc.
	9,535,815	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	9,523,895

		Software - 6.3%
		Almonde, Inc.
	16,534,253	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	16,209,851
		Change Healthcare Holdings LLC
	22,735,657	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	22,675,180
		Cypress Intermediate Holdings, Inc.
	15,045,687	4.99%, 04/26/2024, 1 mo. USD LIBOR + 2.750%	14,879,582
		Epicor Software Corp.
	20,166,525	5.49%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	20,111,874
		EVO Payments International LLC
	17,684,359	5.49%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	17,699,037
		Hyland Software, Inc.
	5,127,957	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	5,130,111
	1,885,000	9.23%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	1,889,713
		Infor U.S., Inc.
EUR	3,683,291	3.25%, 02/01/2022, 3 mo. EURIBOR + 2.250%	4,078,668
	$11,298,394	5.08%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	11,296,360
		MA FinanceCo. LLC
	2,036,848	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	2,019,882
		Quest Software U.S. Holdings, Inc.
	5,859,481	6.51%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	5,766,081
	2,000,000	10.51%, 05/16/2026, 3 mo. USD LIBOR + 8.250%	1,965,000
		Seattle Spinco, Inc.
	13,925,611	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	13,809,611
		SS&C Technologies Holdings Europe S.a.r.l.
	3,106,850	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	3,104,924
		SS&C Technologies, Inc.
	31,125,178	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	31,113,318
		Ultimate Software Group, Inc.
	7,000,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	7,051,380
		Western Digital Corp.
	6,459,717	4.01%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	6,403,194
		WEX, Inc.
	12,629,204	4.48%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	12,636,024

			197,839,790

		Telecommunications - 5.2%
		Altice France S.A.
	13,688,272	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	13,534,279
		CenturyLink, Inc.
	39,596,700	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	39,327,046
		Level 3 Financing, Inc.
	11,902,500	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	11,907,499
		Masmovil Holdphone S.A.
EUR	9,964,233	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(11)	11,054,015
	1,594,278	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(10)(11)	1,768,643
		Sprint Communications, Inc.
	$44,096,620	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	43,975,354
	4,636,575	5.25%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	4,632,217
		Univision Communications, Inc.
	25,894,507	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	25,324,051
		Zacapa LLC
	7,835,788	7.33%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	7,865,172
		Zayo Group LLC
	3,501,986	4.48%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	3,500,935

			162,889,211

		Textiles - 0.2%
		International Textile Group, Inc.
	3,412,500	7.40%, 05/01/2024, 3 mo. USD LIBOR + 5.000%	3,105,375

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$3,500,000	11.40%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	$3,010,000

		6,115,375

	Transportation - 0.5%
	B.C. Unlimited Liability Co.
2,901,638	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	2,917,771
	Dynasty Acquisition Co., Inc.
5,397,046	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	5,427,054
	Savage Enterprises LLC
8,064,030	6.88%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	8,081,690

		16,426,515

	Total Senior Floating Rate Interests (cost $2,727,469,098)	$2,657,081,209

Convertible Bonds - 0.1%
	Media - 0.1%
	Scripps Escrow, Inc.
2,400,000	5.88%, 07/15/2027(1)	2,424,456

Common Stocks - 0.7%
	Consumer Services - 0.0%
57,891	Caesars Entertainment Corp.*	685,430

	Energy - 0.4%
2,037,975	Ascent Resources - Marcellus LLC Class A*(12)(13)	5,298,735
418,220,006	KCA Deutag*(12)(13)(14)	1,754,015
43,330	Paragon Offshore Ltd., Litigation*	399,349
544,947	Philadelphia Energy Solutions Class A*	136,237
389,285	Templar Energy LLC Class A*	291,963
112,212	Texgen Power LLC*(12)(13)	4,376,268

		12,256,567

	Insurance - 0.3%
175,508	AFG Holdings, Inc.*	9,652,940

	Total Common Stocks (cost $30,679,151)	$22,594,937

Escrows - 0.0%(15)
	Energy-Alternate Sources - 0.0%
160,856	Paragon Offshore Ltd.*(12)(13)	—
70,000,000	TCEH Corp.*(12)(13)	70

		70

	Total Escrows (cost $—)	$70

Warrants - 0.0%
	Energy - 0.0%

	Ascent Resources - Marcellus LLC
719,301	Expires 3/30/23*(12)(13)	20,547

	Total Warrants (cost $71,756)	$20,547

	Total Long-Term Investments (cost $2,916,092,031)	$2,819,790,795

Short-Term Investments - 11.4%
	Other Investment Pools & Funds - 11.4%
359,933,426	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(16)	359,933,426

	Total Short-Term Investments (cost $359,933,426)	$359,933,426

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $3,276,025,457)	100.6%	$	3,179,724,221
Other Assets and Liabilities	(0.6)%		(19,487,782)

Total Net Assets	100.0%	$	3,160,236,439

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $80,595,788, representing 2.6% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $14,260,069, representing 0.5% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,849,836 at July 31, 2019.
(9)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(10)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2019, the aggregate value of the unfunded commitment was $2,322,359, which rounds to 0.0% of total net assets.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(12)	Investment valued using significant unobservable inputs.
(13)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $11,449,635, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(14)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,754,015 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	418,220,006	$ 5,667,718	$ 1,754,015

(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Current yield as of period end.

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

					Periodic Payment Frequency
OTC Total Return Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	12/20/19	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Liquid Leverage Loan Index	JPM	USD	23,680,000	(1.00%)		Annual	$—	$(42,919)	$265,797	$308,716
Markit IBOXX USD Liquid Leverage Loan Index	GSC	USD	17,250,000	(1.00%)		Quarterly	—	(31,433)	82,142	113,575

Total							$—	$(74,352)	$347,939	$422,291

							USD

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	EUR
851,000	GBP	1,062,664	EUR	JPM	08/30/19	$—	$(26,146)
106,343,575	USD	95,211,281	EUR	GSC	08/30/19	676,148	—
76,027,221	USD	68,146,000	GBP	JPM	08/30/19	397,397	—
6,575,931	USD	5,895,000	GBP	UBS	08/30/19	33,539	—
2,133,427	USD	1,910,000	GBP	HSBC	08/30/19	13,670	—
15,006,005	USD	12,017,071	GBP	JPM	08/30/19	369,216	—
Total						$1,489,970	$(26,146)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$137,669,576	$—	$137,669,576	$—
Senior Floating Rate Interests	2,657,081,209	—	2,657,081,209	—
Convertible Bonds	2,424,456	—	2,424,456	—
Common Stocks
Consumer Services	685,430	685,430	—	—
Energy	12,256,567	—	827,549	11,429,018
Insurance	9,652,940	—	9,652,940	—
Escrows	70	—	—	70
Warrants	20,547	—	—	20,547
Short-Term Investments	359,933,426	359,933,426	—	—
Foreign Currency Contracts(2)	1,489,970	—	1,489,970	—
Swaps - Total Return(2)	422,291	—	422,291	—

Total	$3,181,636,482	$360,618,856	$2,809,567,991	$11,449,635

Liabilities
Foreign Currency Contracts(2)	$(26,146)	$—	$(26,146)	$—

Total	$(26,146)	$—	$(26,146)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 9.0%
		Advertising - 0.0%
		Acosta, Inc.
	$300,000	7.75%, 10/01/2022(1)	$48,000

		Airlines - 0.3%
		Bombardier, Inc.
	1,125,000	7.88%, 04/15/2027(1)	1,139,063

		Auto Parts & Equipment - 0.4%
		Adient Global Holdings Ltd.
	1,250,000	4.88%, 08/15/2026(1)	956,250
		LKQ European Holdings B.V.
EUR	200,000	3.63%, 04/01/2026(2)	232,470
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	375,000	4.38%, 05/15/2026(2)	426,061

			1,614,781

		Biotechnology - 0.3%
		Sotera Health Topco, Inc. (8.13% Cash, 8.88% PIK)
	$1,380,000	8.13%, 11/01/2021(1)(3)	1,373,100

		Coal - 0.1%
		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
	825,000	12.00%, 11/01/2021	123,750
		Foresight Energy LLC / Foresight Energy Finance Corp.
	1,365,000	11.50%, 04/01/2023(1)	498,225

			621,975

		Commercial Banks - 1.4%
		Banco Bilbao Vizcaya Argentaria S.A.
	1,000,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(4)(5)	943,750
		Banco de Sabadell S.A.
EUR	1,000,000	6.13%, 11/23/2022, (6.13% fixed rate until 11/23/2022; 5 year EUR Swap + 6.051% thereafter)(2)(4)(5)	1,091,281
	200,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(2)(4)(5)	222,579
		Banco Santander S.A.
	1,010,000	1.00%, 12/15/2024(4)(6)	950,986
		Danske Bank A/S
	800,000	5.88%, 04/06/2022, (5.88% fixed rate until 04/06/2022; 5 year EUR Swap + 5.471% thereafter)(2)(4)(5)	937,629
		Freedom Mortgage Corp.
	$1,690,000	8.13%, 11/15/2024(1)	1,470,300
		UniCredit S.p.A.
EUR	550,000	5.38%, 06/03/2025, (5.38% fixed rate until 06/03/2025; 5 year EUR Swap + 4.925% thereafter)(2)(4)(5)	574,167

			6,190,692

		Commercial Services - 1.6%
		Allied Universal Holdco LLC
	$875,000	6.63%, 07/15/2026(1)	914,375
		APX Group, Inc.
	1,675,000	8.50%, 11/01/2024(1)	1,597,531
	1,586,000	8.75%, 12/01/2020	1,506,700
		Brand Industrial Services, Inc.
	940,000	8.50%, 07/15/2025(1)	822,500
		Cardtronics, Inc. / Cardtronics USA, Inc.
	630,000	5.50%, 05/01/2025(1)	624,487
		Garda World Security Corp.
	475,000	8.75%, 05/15/2025(1)	485,688
		Weight Watchers International, Inc.
	1,100,000	8.63%, 12/01/2025(1)	1,068,298

			7,019,579

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Entertainment - 0.2%
		Caesars Resort Collection LLC / CRC Finco, Inc.
	$253,000	5.25%, 10/15/2025(1)	$252,444
		Cirsa Finance International S.a.r.l.
EUR	480,000	3.63%, 09/30/2025, 3 mo. EURIBOR + 3.625%(1)(7)(8)	532,869

			785,313

		Environmental Control - 0.1%
		CD&R Waterworks Merger Sub LLC
	$324,000	6.13%, 08/15/2025(1)	333,720

		Healthcare-Services - 0.2%
		IQVIA, Inc.
EUR	725,000	2.25%, 01/15/2028	802,575

		Household Products - 0.5%
		Coty, Inc.
	$925,000	6.50%, 04/15/2026(1)	890,312
		Revlon Consumer Products Corp.
	1,400,000	5.75%, 02/15/2021	1,302,000

			2,192,312

		Household Products/Wares - 0.2%
		Diamond (BC) B.V.
EUR	910,000	5.63%, 08/15/2025(2)	785,483

		Insurance - 0.4%
		Acrisure LLC / Acrisure Finance, Inc.
	$750,000	7.00%, 11/15/2025(1)	688,125
	810,000	8.13%, 02/15/2024(1)	864,756
	355,000	10.13%, 08/01/2026(1)(8)	364,230

			1,917,111

		Office/Business Equipment - 0.1%
		Xerox Corp.
	450,000	4.13%, 03/15/2023	451,125

		Oil & Gas - 1.0%
		B&G Foods, Inc.
	450,000	5.25%, 04/01/2025	447,750
		Blue Racer Midstream LLC / Blue Racer Finance Corp.
	1,375,000	6.13%, 11/15/2022(1)	1,381,875
		Centennial Resource Production LLC
	625,000	5.38%, 01/15/2026(1)	578,125
		Chesapeake Energy Corp.
	225,000	7.00%, 10/01/2024	183,938
		Jagged Peak Energy LLC
	825,000	5.88%, 05/01/2026	783,750
		Sable Permian Resources Land LLC / AEPB Finance Corp.
	600,000	9.08%, 08/01/2019, 3 mo. USD LIBOR + 6.500%(1)(7)	90,000
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	790,000	8.75%, 04/15/2023(1)	466,100
		WPX Energy, Inc.
	675,000	5.75%, 06/01/2026	693,562

			4,625,100

		Packaging & Containers - 0.7%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
EUR	995,000	2.13%, 08/15/2026	1,108,460
	600,000	2.75%, 03/15/2024(2)	680,872
	$735,000	5.25%, 08/15/2027	735,919
		Trivium Packaging Finance B.V.
EUR	110,000	3.75%, 08/15/2026(1)(8)	126,018
	$535,000	8.50%, 08/15/2027(1)(8)	564,580

			3,215,849

		Pharmaceuticals - 0.3%
		Rossini S.a.r.l.
EUR	400,000	6.25%, 10/30/2025, 3 mo. EURIBOR + 6.250%(2)(7)	453,339
		Teva Pharmaceutical Finance Netherlands B.V.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$475,000	2.20%, 07/21/2021	$445,763
EUR	425,000	4.50%, 03/01/2025	437,542

			1,336,644

		Retail - 0.6%
		Ferrellgas L.P. / Ferrellgas Finance Corp.
	$1,325,000	6.50%, 05/01/2021	1,166,000
	300,000	6.75%, 01/15/2022	261,000
		Party City Holdings, Inc.
	450,000	6.13%, 08/15/2023(1)	451,125
	280,000	6.63%, 08/01/2026(1)	269,500
		PetSmart, Inc.
	656,000	5.88%, 06/01/2025(1)	648,522

			2,796,147

		Software - 0.3%
		SS&C Technologies, Inc.
	640,000	5.50%, 09/30/2027(1)	665,600
		Western Digital Corp.
	696,000	4.75%, 02/15/2026	688,170

			1,353,770

		Toys/Games/Hobbies - 0.1%
		Mattel, Inc.
	425,000	6.75%, 12/31/2025(1)	446,790

		Trucking & Leasing - 0.2%
		Fly Leasing Ltd.
	900,000	6.38%, 10/15/2021	919,170

		Total Corporate Bonds (cost $43,126,225)	$39,968,299

Senior Floating Rate Interests - 85.0%(9)
		Advertising - 0.1%
		Acosta Holdco, Inc.
	1,033,951	5.48%, 09/26/2021, 1 mo. USD LIBOR + 3.250%	360,776

		Aerospace/Defense - 1.7%
		Circor International, Inc.
	851,631	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$850,924
		TransDigm, Inc.
	3,549,701	4.83%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	3,529,184
	3,140,250	4.83%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	3,112,992

			7,493,100

		Agriculture - 0.1%
		Pinnacle Operating Corp.
	320,392	4.74%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	247,769

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	460,693	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	461,559

		Auto Parts & Equipment - 1.0%
		Adient U.S. LLC
	1,680,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	1,612,800
		Panther BF Aggregator L.P.
	2,995,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	2,993,143

			4,605,943

		Beverages - 0.4%
		Refresco Group B.V.
EUR	1,715,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	1,893,228

		Biotechnology - 1.1%
		Sotera Health Holdings LLC
	$4,963,611	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	4,907,771

		Chemicals - 1.3%
		CTC AcquiCo GmbH
EUR	1,277,872	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	1,386,949
		LTI Holdings, Inc.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$2,865,002	5.73%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	$2,728,914
	190,000	8.98%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	172,425
		Starfruit Finco B.V.
	473,813	5.61%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	465,128
		Tronox Finance LLC
	1,100,502	5.27%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	1,091,731

			5,845,147

		Coal - 0.3%
		Foresight Energy LLC
	1,666,950	8.27%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	1,216,873

		Commercial Services - 5.0%
		Allied Universal Holdco LLC
	78,487	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(10)	78,614
	792,725	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	794,001
		APX Group, Inc.
	2,238,088	7.33%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	2,141,111
		Blackhawk Network Holdings, Inc.
	6,727,570	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	6,707,925
		BrightView Landscapes LLC
	443,844	4.78%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	444,213
		Dun & Bradstreet Corp.
	2,815,000	0.00%, 02/06/2026, 1 mo. USD LIBOR + 5.000%(10)	2,831,721
		Garda World Security Corp.
	1,221,311	6.02%, 05/24/2024, 1 mo. USD LIBOR + 3.500%	1,222,288
		Trans Union LLC
	1,107,030	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	1,108,414
		Verisure Holding AB
EUR	4,275,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	4,739,951
		Weight Watchers International, Inc.
	$2,318,800	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,297,073

			22,365,311

		Construction Materials - 0.7%
		Forterra Finance LLC
	1,252,760	5.23%, 10/25/2023, 1 mo. USD LIBOR + 3.000%	1,163,187
		NCI Building Systems, Inc.
	1,146,787	6.12%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,119,069
		Tamko Building Products, Inc.
	965,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	967,413

			3,249,669

		Distribution/Wholesale - 0.2%
		Hamilton Holdco LLC
	1,098,900	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	1,097,526

		Diversified Financial Services - 3.6%
		AlixPartners LLP
EUR	1,226,925	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	1,358,777
		Aretec Group, Inc.
	$1,514,694	6.48%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	1,478,720
		Crown Finance U.S., Inc.
EUR	644,368	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	711,532
	$3,625,922	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	3,610,693
		Financial & Risk U.S. Holdings, Inc.
	693,214	5.98%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	692,472
		Minotaur Acquisition, Inc.
	1,536,150	7.23%, 02/26/2026, 1 mo. USD LIBOR + 5.000%	1,501,587
		Nets Holding A/S
EUR	3,195,241	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	3,517,892
		NFP Corp.
	$2,755,520	5.23%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	2,714,187
		UFC Holdings LLC
	528,641	5.49%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	529,466

			16,115,326

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Electrical Components & Equipment - 0.2%
		Lumentum Holdings
	$930,325	4.73%, 12/10/2025, 1 mo. USD LIBOR + 2.500%	$932,651

		Energy-Alternate Sources - 2.4%
		BCP Renaissance Parent LLC
	3,064,050	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	3,059,577
		Gulf Finance LLC
	978,844	7.62%, 08/25/2023, 1 mo. USD LIBOR + 5.250%	787,480
		Medallion Midland Acquisition LLC
	5,466,368	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	5,384,372
		TEX Operations Co. LLC
	1,281,798	4.23%, 08/04/2023, 1 mo. USD LIBOR + 2.000%	1,283,041

			10,514,470

		Engineering & Construction - 1.1%
		Brand Energy & Infrastructure Services, Inc.
	3,710,345	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	3,576,995
		DG Investment Intermediate Holdings, Inc.
	867,084	5.23%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	849,742
	325,000	8.98%, 02/02/2026, 3 mo. USD LIBOR + 6.750%	312,000

			4,738,737

		Environmental Control - 0.4%
		Fluidra Finco SLU
EUR	1,436,974	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	1,600,673

		Food - 0.5%
		CHG PPC Parent LLC
	210,000	4.00%, 03/30/2025, 3 mo. EURIBOR + 4.000%	233,923
	$564,300	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	561,128
		Hostess Brands LLC
	1,218,814	4.51%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	1,216,279

			2,011,330

		Food Service - 0.0%
		Welbilt, Inc.
	190,000	4.73%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	187,863

		Gas - 0.2%
		Messer Industries GmbH
EUR	755,000	2.75%, 03/01/2026, 3 mo. EURIBOR + 2.750%	835,785

		Healthcare-Products - 0.9%
		Emerald TopCo, Inc.
	$1,230,000	0.00%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(10)	1,226,618
		Immucor, Inc.
	761,526	7.33%, 06/15/2021, 3 mo. USD LIBOR + 5.000%	759,302
		Lifescan Global Corp.
	1,410,054	8.66%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	1,342,484
	500,000	11.82%, 09/26/2025, 3 mo. USD LIBOR + 9.500%	452,500

			3,780,904

		Healthcare-Services - 4.4%
		CDRH Parent, Inc.
	1,542,171	6.73%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	1,200,318
		DentalCorp Perfect Smile ULC
	1,264,711	5.98%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	1,248,371
		DuPage Medical Group Ltd.
	922,993	4.98%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	898,765
	395,660	9.23%, 08/15/2025, 1 mo. USD LIBOR + 7.000%	385,768
		Ensemble RCM LLC
	680,000	0.00%, 07/22/2026, 1 mo. USD LIBOR + 3.750%(10)	680,428
		Envision Healthcare Corp.
	520,255	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	446,010
		Gentiva Health Services, Inc.
	2,486,257	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	2,498,689
		IQVIA, Inc.
EUR	4,001,371	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	4,441,612

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		MPH Acquisition Holdings LLC
	$2,358,566	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	$2,287,809
		One Call Corp.
	813,739	7.58%, 11/25/2022, 1 mo. USD LIBOR + 5.250%	706,936
		Ortho-Clinical Diagnostics S.A.
	1,222,987	5.56%, 06/30/2025, 3 mo. USD LIBOR + 3.250%	1,187,068
		Sound Inpatient Physicians
	866,998	4.98%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	862,446
	290,000	8.98%, 06/26/2026, 1 mo. USD LIBOR + 6.750%	288,791
		Surgery Center Holdings, Inc.
	1,438,598	5.49%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	1,388,247
		Team Health Holdings, Inc.
	509,499	4.98%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	444,961
		Verscend Holding Corp.
	570,688	6.73%, 08/27/2025, 1 mo. USD LIBOR + 4.500%	573,004

			19,539,223

		Household Products - 1.7%
		Diamond (BC) B.V.
EUR	139,646	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	142,856
	$4,995,709	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	4,516,970
		Revlon Consumer Products Corp.
	3,473,533	6.02%, 09/07/2023	2,819,363

			7,479,189

		Insurance - 5.2%
		Acrisure LLC
	2,401,792	6.77%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	2,385,292
		Asurion LLC
	280,583	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	281,110
	9,519,424	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	9,536,463
	2,320,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	2,359,626
		Genworth Holdings, Inc.
	3,269,539	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	3,289,974
		Hub International Ltd.
	2,235,680	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	2,210,976
		Sedgwick Claims Management Services, Inc.
	3,121,308	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	3,070,024

			23,133,465

		IT Services - 0.1%
		NAB Holdings LLC
	548,948	5.33%, 07/01/2024, 3 mo. USD LIBOR + 3.000%	545,177

		Leisure Time - 2.4%
		Caesars Resort Collection LLC
	6,615,134	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	6,558,310
		Delta (LUX) S.a.r.l.
	447,833	4.73%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	441,837
		Penn National Gaming, Inc.
	3,676,525	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	3,680,680

			10,680,827

		Lodging - 3.5%
		Boyd Gaming Corp.
	1,143,666	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	1,142,808
		Caesars Entertainment Operating Co.
	10,423,753	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	10,395,088
		Station Casinos LLC
	1,919,361	4.74%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	1,921,875
		Wynn America LLC
	2,195,160	3.99%, 12/31/2021, 1 mo. USD LIBOR + 1.750%	2,192,416

			15,652,187

		Media - 14.3%
		Advantage Sales & Marketing, Inc.
	1,067,535	5.58%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	988,047
	570,000	8.83%, 07/25/2022, 1 mo. USD LIBOR + 6.500%	456,285

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Altice Financing S.A.
	$2,095,156	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	$2,013,969
	2,443,750	5.08%, 07/15/2025, 3 mo. USD LIBOR + 2.750%	2,335,810
		Charter Communications Operating LLC
	2,368,828	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	2,372,334
		CSC Holdings LLC
	1,567,370	4.58%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	1,561,493
	484,609	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	484,003
		Gray Television, Inc.
	3,223,800	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	3,230,119
		Houghton Mifflin Harcourt Publishing Co.
	9,950,078	5.23%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	9,510,583
		ION Media Networks, Inc.
	2,752,880	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(10)	2,748,585
		Maxar Technologies Ltd.
	569,396	4.99%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	514,353
		MTN Infrastructure TopCo, Inc.
	2,826,760	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	2,812,626
		NASCAR Holdings, Inc.
	400,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(10)	401,752
		Nexstar Broadcasting, Inc.
	2,775,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(10)	2,774,417
		Numericable Group S.A.
EUR	1,304,963	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,412,813
	$1,798,600	4.98%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	1,731,152
		PSAV Holdings LLC
	3,409,083	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	3,313,220
	2,225,000	9.83%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	2,108,187
		Shutterfly, Inc.
	718,430	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	718,315
		Sinclair Television Group, Inc.
	803,571	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(10)	804,576
		Telenet Financing USD LLC
	2,705,000	4.58%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	2,692,314
		Tribune Media Co.
	4,156,815	5.23%, 01/27/2024, 1 mo. USD LIBOR + 3.000%	4,149,042
		UPC Financing Partnership
	2,453,367	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	2,451,012
		Virgin Media Bristol LLC
	3,870,000	4.83%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	3,877,276
		Web.com Group, Inc.
	4,934,466	6.08%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	4,905,797
	625,697	10.08%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	614,747
		Ziggo Secured Finance Partnership
	2,425,000	4.83%, 04/15/2025, 1 mo. USD LIBOR + 2.500%	2,409,165

			63,391,992

		Metal Fabricate/Hardware - 1.0%
		Ameriforge Group, Inc.
	257,686	9.33%, 06/08/2022, 3 mo. USD LIBOR + 7.000%	255,753
		NN, Inc.
	1,314,216	5.48%, 04/02/2021, 1 mo. USD LIBOR + 3.250%	1,289,575
	3,178,536	5.98%, 10/19/2022, 1 mo. USD LIBOR + 3.750%	3,123,896

			4,669,224

		Miscellaneous Manufacturing - 1.2%
		Core & Main LP
	534,063	5.24%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	533,396
		H.B. Fuller Co.
	419,362	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	416,741
		USI, Inc.
	4,660,279	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	4,591,353

			5,541,490

		Oil & Gas - 4.0%
		Ascent Resources - Marcellus LLC
	260,000	8.83%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	252,200

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		BCP Raptor LLC
	$3,573,670	6.48%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	$3,389,626
	3,715,000	6.98%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	3,445,663
		California Resources Corp.
	470,000	6.99%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	447,205
		Fieldwood Energy LLC
	1,215,000	7.51%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	1,114,386
	575,000	9.51%, 04/11/2023, 1 mo. USD LIBOR + 7.250%	471,092
		KCA Deutag Alpha Ltd.
	580,777	9.08%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	406,544
		NorthRiver Midstream Finance L.P.
	1,348,643	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	1,349,129
		PowerTeam Services, LLC
	2,583,953	5.58%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	2,426,771
	585,000	9.58%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	555,750
		Traverse Midstream Partners LLC
	1,444,000	6.26%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	1,410,788
		Ultra Resources, Inc.
	3,419,386	3.14%, 04/12/2024, 1 mo. USD LIBOR + 3.750%	2,541,048

			17,810,202

		Oil & Gas Services - 1.1%
		Lower Cadence Holdings LLC
	3,605,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	3,594,474
		Utex Industries, Inc.
	461,206	6.23%, 05/22/2021, 1 mo. USD LIBOR + 4.000%	427,386
	750,000	9.48%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	675,000

			4,696,860

		Packaging & Containers - 4.4%
		Berlin Packaging LLC
	5,496,997	5.38%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	5,391,619
		Berry Global, Inc.
EUR	840,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	930,169
	$440,000	4.63%, 10/01/2022, 1 mo. USD LIBOR + 2.250%	439,701
		Crown European Holdings S.A.
EUR	2,074,128	2.38%, 04/03/2025, 1 mo. EURIBOR + 2.375%	2,311,651
		Flex Acquisition Co., Inc.
	$3,071,908	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,933,180
	4,793,732	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	4,585,492
		Proampac PG Borrower LLC
	780,758	5.90%, 11/18/2023, 1 mo. USD LIBOR + 3.500%	762,863
	970,000	11.02%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	919,880
		Reynolds Group Holdings, Inc.
	1,182,998	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	1,182,194

			19,456,749

		Pharmaceuticals - 1.5%
		Catalent Pharma Solutions, Inc.
	1,461,338	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	1,467,738
		Endo Luxembourg Finance Co., S.a r.l.
	481,307	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	438,292
		NVA Holdings, Inc.
	1,597,776	4.98%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	1,596,114
		Valeant Pharmaceuticals International, Inc.
	3,089,781	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	3,099,823

			6,601,967

		Retail - 6.2%
		B.C. Unlimited Liability Co.
	4,753,365	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	4,752,176
		Bass Pro Group LLC
	4,020,497	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	3,797,923
		Belron Finance U.S. LLC
	472,601	4.99%, 11/07/2024, 1 mo. USD LIBOR + 2.500%	472,899
	746,250	5.04%, 11/13/2025, 1 mo. USD LIBOR + 2.500%	749,048
		Coty, Inc.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

EUR	2,167,460	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	$2,287,976
	$24,874	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	23,983
		CWGS Group LLC
	664,886	5.15%, 11/08/2023, 1 mo. USD LIBOR + 2.750%	621,668
		Foundation Building Materials Holding Co. LLC
	1,492,500	5.23%, 08/13/2025, 1 mo. USD LIBOR + 3.000%	1,494,366
		Harbor Freight Tools USA, Inc.
	448,735	4.73%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	440,447
		Neiman Marcus Group Ltd. LLC
	1,029,640	8.38%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	882,916
		Petco Animal Supplies, Inc.
	1,836,249	5.51%, 01/26/2023, 3 mo. USD LIBOR + 3.250%	1,419,806
		PetSmart, Inc.
	1,746,421	6.38%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	1,713,483
		Rodan & Fields LLC
	1,866,494	6.33%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	1,724,958
		Sports Authority, Inc.
	2,110,789	0.00%, 11/16/2019, 1 mo. USD LIBOR + 6.000%(10)(11)	2,111
		Staples, Inc.
	2,801,855	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	2,730,071
		Sunshine Luxembourg S.a.r.l.
	4,485,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(10)	4,499,576

			27,613,407

		Software - 6.0%
		Almonde, Inc.
	1,243,526	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	1,219,128
	445,000	9.45%, 06/13/2025, 3 mo. USD LIBOR + 7.250%	441,347
		Change Healthcare Holdings LLC
	3,005,281	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	2,997,287
		Cypress Intermediate Holdings, Inc.
	1,182,672	4.99%, 04/26/2024, 1 mo. USD LIBOR + 2.750%	1,169,615
		Epicor Software Corp.
	2,718,660	5.49%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	2,711,292
		EVO Payments International LLC
	3,205,586	5.49%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	3,208,246
		Hyland Software, Inc.
	1,151,717	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	1,152,201
	710,000	9.23%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	711,775
		MA FinanceCo. LLC
	292,171	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	289,738
		Quest Software U.S. Holdings, Inc.
	1,538,997	6.51%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	1,514,465
		Seattle Spinco, Inc.
	1,973,102	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	1,956,666
		SS&C Technologies Holdings Europe S.a.r.l.
	653,569	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	653,164
		SS&C Technologies, Inc.
	6,441,859	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	6,439,400
		Ultimate Software Group, Inc.
	1,885,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	1,898,836
		Western Digital Corp.
	497,481	4.01%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	493,128

			26,856,288

		Telecommunications - 5.8%
		Altice France S.A.
	1,301,290	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	1,286,650
		CenturyLink, Inc.
	5,648,437	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	5,609,971
		Masmovil Holdphone S.A.
EUR	4,077,660	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(10)	4,523,631
		Sprint Communications, Inc.
	$9,613,464	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	9,587,027
		Univision Communications, Inc.
	3,207,387	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	3,136,728

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Zacapa LLC
$1,568,150	7.33%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	$1,574,031

		25,718,038

	Textiles - 0.4%
	International Textile Group, Inc.
554,953	7.40%, 05/01/2024, 3 mo. USD LIBOR + 5.000%	505,007
1,500,000	11.40%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	1,290,000

		1,795,007

	Transportation - 0.5%
	B.C. Unlimited Liability Co.
412,680	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	414,975
	Dynasty Acquisition Co., Inc.
767,583	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	771,851
	Savage Enterprises LLC
1,134,940	6.88%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	1,137,425

		2,324,251

	Total Senior Floating Rate Interests (cost $387,867,900)	$377,967,954

Common Stocks - 0.7%
	Energy - 0.3%
190,736	Ascent Resources - Marcellus LLC Class A*(12)(13)	495,914
7,247	Paragon Offshore Ltd., Litigation*	66,802
78,609	Templar Energy LLC Class A*	58,957
13,865	Texgen Power LLC*(12)(13)	540,735

		1,162,408

	Insurance - 0.4%
34,814	AFG Holdings, Inc.*	1,914,770

	Total Common Stocks (cost $2,941,826)	$3,077,178

Escrows - 0.0%(14)
	Energy-Alternate Sources - 0.0%
26,901	Paragon Offshore Ltd.*(12)(13)	—
4,500,000	TCEH Corp.*(12)(13)	4

		4

	Total Escrows (cost $—)	$4

Convertible Bonds - 0.1%
	Media - 0.1%
	Scripps Escrow, Inc.
570,000	5.88%, 07/15/2027(1)	575,808

Warrants - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/23*(12)(13)	4,072

	Total Warrants (cost $10,874)	$4,072

	Total Long-Term Investments (cost $434,516,825)	$421,593,315

Short-Term Investments - 5.3%
	Other Investment Pools & Funds - 5.3%
23,407,520	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(15)	23,407,520

	Total Short-Term Investments (cost $23,407,520)	$23,407,520

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $457,924,345)	100.1%	$ 445,000,835
Other Assets and Liabilities	(0.1)%	(508,945)

Total Net Assets	100.0%	$ 444,491,890

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $21,188,316, representing 4.8% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $5,403,881, representing 1.2% of net assets.

(3)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,548,507 at July 31, 2019.
(9)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(10)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Investment valued using significant unobservable inputs.
(13)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $1,040,725, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(14)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(15)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit IBOXX USD Liquid
Leverage Loan Index	JPM	USD	2,840,000	1.00%	09/20/19	Quarterly	$—	$(5,148)	$13,596	$18,744
Markit IBOXX USD Liquid
Leverage Loan Index	GSC	USD	4,780,000	1.00%	12/20/19	Quarterly	—	(8,710)	22,762	31,472
Markit IBOXX USD Liquid
Leverage Loan Index	GSC	USD	4,000,000	1.00%	09/20/19	Quarterly	—	(2,250)	35,077	37,327

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total	$—	$(16,108)	$71,435	$87,543

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
132,000	GBP	164,832	USD	JPM	08/30/19	$ —	$ (4,056)
50,773,236	USD	45,458,176	EUR	GSC	08/30/19	322,823	—
1,918,678	USD	1,720,000	EUR	UBS	08/30/19	9,787	—
536,149	USD	480,000	EUR	HSBC	08/30/19	3,435	—
154,842	USD	124,000	GBP	JPM	08/30/19	3,810	—
Total						$ 339,855	$ (4,056)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-Counter
PIK	Payment-in-kind

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$39,968,299	$—	$39,968,299	$—
Senior Floating Rate Interests	377,967,954	—	377,967,954	—
Common Stocks
Energy	1,162,408	—	125,759	1,036,649
Insurance	1,914,770	—	1,914,770	—
Escrows	4	—	—	4
Convertible Bonds	575,808	—	575,808	—
Warrants	4,072	—	—	4,072
Short-Term Investments	23,407,520	23,407,520	—	—
Foreign Currency Contracts(2)	339,855	—	339,855	—
Swaps - Total Return(2)	87,543	—	87,543	—

Total	$445,428,233	$23,407,520	$420,979,988	$1,040,725

Liabilities
Foreign Currency Contracts(2)	$(4,056)	$—	$(4,056)	$—

Total	$(4,056)	$—	$(4,056)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.3%
	Canada - 0.1%
	Master Credit Card Trust
$195,000	3.74%, 07/21/2024(1)	$199,245

	Cayman Islands - 0.5%
	Carlyle Global Market Strategies
250,000	3.31%, 07/27/2031(1)	248,125
	CIFC Funding Ltd.
250,000	4.07%, 07/16/2030, 3 mo. USD LIBOR + 1.750%(1)(2)	248,987
	LCM L.P.
250,000	4.23%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	245,631

		742,743

	United States - 2.7%
	Angel Oak Mortgage Trust LLC
116,775	2.93%, 05/25/2059(1)(3)	117,010
60,000	2.99%, 07/26/2049(1)(3)	59,999
	Bank
981,709	0.52%, 08/15/2061(3)(4)	33,929
	Benchmark Mortgage Trust
964,369	0.54%, 07/15/2051(3)(4)	34,863
	COLT Mortgage Loan Trust
28,083	3.75%, 12/26/2046(1)(3)	28,711
	Connecticut Avenue Securities Trust
35,000	4.72%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	35,508
	CSMC Trust
102,529	4.13%, 07/25/2058(1)(3)	103,335
	Domino’s Pizza Master Issuer LLC
148,125	4.12%, 07/25/2048(1)	152,152
	Drive Auto Receivables Trust
160,000	3.78%, 04/15/2025	163,099
	Fannie Mae Connecticut Avenue Securities
110,000	4.27%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	110,563
45,000	4.37%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	45,172
65,000	4.47%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	65,490
75,000	4.62%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	75,755
95,000	5.07%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	97,948
100,000	6.52%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	106,655
96,632	6.62%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	103,241
271,619	7.27%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	293,484
69,729	8.27%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	76,859
137,920	9.02%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(2)	154,686
	FCI Funding LLC
68,221	3.63%, 02/18/2031(1)	68,513
	Freddie Mac Strips
53,433	5.00%, 09/15/2036(4)	10,343
	FREMF Mortgage Trust
25,000	3.65%, 11/25/2050(1)(3)	25,563
60,000	3.88%, 02/25/2050(1)(3)	61,063
50,000	3.98%, 05/25/2050(1)(3)	50,230
	GCAT LLC
97,536	2.99%, 02/25/2059(1)(5)	97,746
	Hertz Vehicle Financing II L.P.
100,000	3.42%, 05/25/2025(1)	101,990
	JP Morgan Chase Commercial Mortgage Securities Corp.
75,000	4.61%, 07/05/2031(1)(3)	74,030
	KNSQ Mortgage Trust
56,000	4.13%, 05/15/2036, 1 mo. USD LIBOR + 1.800%(1)(2)	55,997
	LSTAR Securities Investment Ltd.
96,354	3.90%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	96,369
	Morgan Stanley Capital I Trust
995,045	0.84%, 07/15/2051(3)(4)	57,364
310,114	1.44%, 06/15/2050(3)(4)	23,798
	MTRO Commercial Mortgage Trust
100,000	4.13%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	100,094

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		New Residential Mortgage LLC
	$75,266	4.09%, 07/25/2054(1)	$76,047
		New Residential Mortgage Loan Trust
	79,647	3.25%, 09/25/2056(1)(3)	80,591
	93,078	3.60%, 04/25/2049(1)	94,084
	93,548	3.68%, 01/25/2049(1)(3)	94,943
	63,641	3.75%, 11/25/2056(1)(3)	65,307
		OneMain Direct Auto Receivables Trust
	155,000	3.85%, 10/14/2025(1)	158,466
		Planet Fitness Master Issuer LLC
	99,250	4.26%, 09/05/2048(1)	101,961
		PMT Credit Risk Transfer Trust
	97,597	4.40%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	97,680
		Preston Ridge Partners Mortgage Trust LLC
	97,233	3.97%, 04/25/2024(1)(5)	98,336
	80,859	4.00%, 08/25/2023(1)(3)	81,443
		Santander Retail Auto Lease Trust
	60,000	3.66%, 05/20/2024(1)	60,570
		Spruce Hill Mortgage Loan Trust
	53,743	3.40%, 04/29/2049(1)	54,194
		Structured Agency Credit Risk Trust
	15,000	6.02%, 04/25/2043, 1 mo. USD LIBOR + 3.750%(1)(2)	15,642
		Towd Point Mortgage Trust
	76,085	2.75%, 10/25/2057(1)(3)	76,229
	120,000	4.25%, 11/25/2058(1)(3)	123,507
		Vantage Data Centers Issuer LLC
	25,000	3.19%, 07/15/2044(1)	25,000
	34,504	4.07%, 02/16/2043(1)	35,262

			4,020,821

		Total Asset & Commercial Mortgage Backed Securities (cost $4,938,403)	$4,962,809

Corporate Bonds - 3.5%
		Argentina - 0.0%
		YPF S.A.
	160,000	51.63%, 07/07/2020, BADLAR + 4.000%(2)(6)	57,600

		Canada - 0.1%
		New Gold, Inc.
	245,000	6.38%, 05/15/2025(1)	211,925

		Finland - 0.3%
		Nokia Oyj
	340,000	6.63%, 05/15/2039	380,800

		Guernsey - 0.2%
		Credit Suisse Group Funding Guernsey Ltd.
	350,000	3.13%, 12/10/2020	352,432

		Luxembourg - 0.2%
		Codere Finance Luxembourg S.A.
EUR	225,000	6.75%, 11/01/2021(6)	252,189

		Netherlands - 0.1%
		Nostrum Oil & Gas Finance B.V.
	$225,000	8.00%, 07/25/2022(6)	139,457

		United States - 2.6%
		Altria Group, Inc.
EUR	450,000	3.13%, 06/15/2031	566,982
		Carrizo Oil & Gas, Inc.
	$420,000	6.25%, 04/15/2023(7)	412,440
		Chemours Co.
	95,000	7.00%, 05/15/2025	93,182
		Crown Castle Towers LLC
	120,000	3.72%, 07/15/2043(1)	123,400
		Diamondback Energy, Inc.
	200,000	4.75%, 11/01/2024	205,750
		General Motors Co.
	450,000	6.75%, 04/01/2046	516,098

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Jagged Peak Energy LLC
	$178,000	5.88%, 05/01/2026	$169,100
		Laredo Petroleum, Inc.
	380,000	6.25%, 03/15/2023(7)	341,050
		PDC Energy, Inc.
	125,000	5.75%, 05/15/2026	120,839
	55,000	6.13%, 09/15/2024	54,313
		QEP Resources, Inc.
	140,000	5.38%, 10/01/2022	129,850
		Reynolds American, Inc.
	450,000	5.85%, 08/15/2045	493,465
		SBA Tower Trust
	135,000	3.45%, 03/15/2048(1)	138,368
		Southwestern Energy Co.
	165,000	7.50%, 04/01/2026	144,375
	120,000	7.75%, 10/01/2027	105,000
		United States Steel Corp.
	230,000	6.25%, 03/15/2026	209,875
	30,000	6.88%, 08/15/2025(7)	29,175

			3,853,262

		Total Corporate Bonds (cost $5,427,758)	$5,247,665

Foreign Government Obligations - 13.6%
		Argentina - 0.8%
		Argentina POM Politica Monetaria
ARS	17,775,000	61.68%, 06/21/2020(3)	392,280
		Argentine Republic Government International Bond
EUR	900,000	5.00%, 01/15/2027(6)	745,093

			1,137,373

		Germany - 1.7%
		Deutsche Bundesrepublik Inflation Linked Bond
	2,143,457	0.10%, 04/15/2026(6)(8)	2,639,226

		Greece - 0.4%
		Hellenic Republic Government Bond
	119,225,000	0.00%, 10/15/2042(3)	551,949

		Iceland - 1.0%
		Iceland Rikisbref
ISK	18,920,000	5.00%, 11/15/2028	168,372
	25,804,286	6.50%, 01/24/2031	262,599
	43,930,000	8.00%, 06/12/2025	438,112
		Iceland Spariskirten
	79,557,257	3.80%, 04/14/2021(8)	681,985

			1,551,068

		Indonesia - 1.5%
		Indonesia Treasury Bond
IDR	17,268,000,000	8.38%, 09/15/2026	1,313,363
	11,951,000,000	8.38%, 03/15/2034	905,751

			2,219,114

		Israel - 0.2%
		Israel Government Bond - CPI Linked
ILS	1,303,068	1.00%, 05/31/2045(8)	366,453

		Italy - 0.3%
		Italy Buoni Poliennali Del Tesoro
EUR	429,106	1.25%, 09/15/2032(1)(6)(8)	489,575

		Japan - 2.8%
		Japan Government Thirty Year Bond
JPY	72,200,000	0.70%, 06/20/2048	728,411
		Japanese Government CPI Linked Bond
	151,028,700	0.10%, 09/10/2023(8)	1,413,781
	137,871,200	0.10%, 09/10/2024(8)	1,298,217

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	86,433,660	0.10%, 03/10/2028(8)	$827,472

			4,267,881

		Mexico - 2.2%
		Mexican Bonos
MXN	35,147,000	8.00%, 11/07/2047	1,848,965
		Mexican Udibonos
	25,182,758	2.00%, 06/09/2022(8)	1,267,679
		Mexico Government International Bond
GBP	174,000	5.63%, 03/19/2114	226,620

			3,343,264

		Romania - 0.4%
		Romanian Government International Bond
EUR	450,000	3.38%, 02/08/2038(6)	545,990

		Russia - 2.3%
		Russian Federal Bond - OFZ
RUB	78,320,000	6.90%, 05/23/2029	1,207,037
		Russian Federal Inflation Linked Bond - OFZ
	51,681,549	2.50%, 08/16/2023(8)	787,758
	95,507,138	2.50%, 02/02/2028(8)	1,401,182

			3,395,977

		Total Foreign Government Obligations (cost $23,037,027)	$20,507,870

U.S. Government Agencies - 2.3%
		Mortgage-Backed Agencies - 2.2%
		FHLMC - 0.7%
	$4,328,883	0.08%, 10/25/2026(3)(4)	$28,286
	1,416,327	0.27%, 11/25/2023(3)(4)	13,979
	748,706	0.61%, 03/25/2027(3)(4)	30,305
	575,000	1.55%, 10/25/2043(3)(4)	45,261
	100,000	1.64%, 04/25/2044(3)(4)	9,473
	114,249	1.97%, 11/25/2044(3)(4)	10,568
	229,856	2.11%, 06/25/2044(3)(4)	28,846
	435,000	2.21%, 01/25/2042(3)(4)	37,726
	329,831	2.50%, 03/15/2028(4)	21,723
	35,166	2.50%, 05/15/2028(4)	2,529
	140,000	2.88%, 04/25/2026	144,716
	31,905	3.00%, 05/15/2032(4)	1,926
	43,017	3.00%, 03/15/2033(4)	4,751
	34,433	3.50%, 06/15/2026(4)	1,716
	362,613	3.50%, 03/15/2041(4)	34,468
	40,000	3.67%, 02/25/2049(1)	40,000
	19,319	4.00%, 07/15/2027(4)	1,714
	38,656	4.00%, 03/15/2028(4)	3,045
	40,862	4.00%, 07/15/2030	4,392
	130,000	4.32%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	130,600
	60,000	4.62%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	60,596
	76,628	5.50%, 04/15/2036(4)	15,693
	217,026	6.07%, 03/25/2025, 1 mo. USD LIBOR + 3.800%(2)	224,738
	125,000	6.62%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	135,025

			1,032,076

		FNMA - 1.1%
	$172,421	1.68%, 05/25/2046(3)(4)	$8,861
	63,509	1.82%, 04/25/2055(3)(4)	3,635
	118,168	1.85%, 06/25/2055(3)(4)	6,162
	264,128	1.93%, 08/25/2044(3)(4)	14,606
	150,000	2.50%, 09/01/2034(9)	150,827
	59,207	3.00%, 02/25/2027(4)	3,570
	40,202	3.00%, 09/25/2027	2,945
	600,000	3.00%, 08/01/2034(9)	611,844
	365,000	3.00%, 08/01/2049(9)	368,115
	74,625	3.48%, 03/01/2029	79,950
	237,279	3.50%, 04/25/2027(4)	19,339
	26,952	3.50%, 05/25/2027(4)	2,334

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$71,331	3.50%, 10/25/2027	$6,441
39,818	3.50%, 02/25/2031(4)	2,962
53,844	3.50%, 09/25/2035(4)	6,774
150,000	3.50%, 08/01/2049(9)	153,645
9,919	3.86%, 12/01/2025	10,793
18,205	3.87%, 10/01/2025	19,731
28,336	3.89%, 05/01/2030	31,117
9,236	3.96%, 05/01/2034	10,343
20,000	4.00%, 08/01/2049(9)	20,703
13,063	4.06%, 10/01/2028	14,469
40,000	4.27%, 07/25/2039(1)	40,012
100,000	4.50%, 12/25/2041(4)	41,467
204,287	4.50%, 02/25/2043(4)	31,616
70,000	4.67%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	70,761
15,336	5.47%, 05/25/2042(3)(4)	1,461
72,177	6.00%, 01/25/2042(4)	12,406

		1,746,889

	GNMA - 0.4%
$142,042	2.50%, 05/16/2028(4)	$7,790
187,001	3.00%, 08/20/2027(4)	15,018
205,666	3.00%, 07/20/2028(4)	14,624
105,908	3.00%, 02/16/2043(4)	15,527
29,684	3.50%, 03/20/2027(4)	2,661
154,554	3.50%, 07/20/2029(4)	15,717
48,455	3.50%, 02/16/2030(4)	4,711
31,369	3.50%, 07/20/2040(4)	2,737
59,131	3.50%, 02/20/2041	5,655
71,133	3.50%, 04/20/2042	7,500
74,376	3.50%, 05/16/2042	12,194
110,249	3.50%, 10/20/2042(4)	18,082
114,298	3.50%, 05/20/2043(4)	18,271
175,093	4.00%, 04/16/2026	15,343
82,208	4.00%, 03/20/2047(4)	12,931
103,914	4.00%, 07/20/2047(4)	16,916
84,649	5.00%, 02/16/2040(4)	18,283
43,339	5.00%, 07/16/2044(4)	8,531
64,543	5.50%, 02/16/2047(4)	13,625
50,611	6.00%, 02/20/2046(4)	10,657
375,000	6.00%, 08/01/2049(9)	411,043

		647,816

		3,426,781

	Other Direct Federal Obligations - 0.1%
	SLM Student Loan Trust
$100,455	3.38%, 07/25/2023, 3 mo. USD LIBOR + 1.100%(2)	$100,211

		3,526,992

	Total U.S. Government Agencies (cost $3,570,291)	$3,526,992

U.S. Government Securities - 5.0%
	U.S. Treasury Bonds - 1.7%
$190,304	0.75%, 02/15/2045(8)	$190,664
716,054	0.88%, 02/15/2047(8)(10)	739,451
1,146,923	3.38%, 04/15/2032(8)(11)	1,571,390

		2,501,505

	U.S. Treasury Notes - 3.3%
888,414	0.50%, 04/15/2024(8)	897,372
72,670	0.50%, 01/15/2028(8)	73,943
2,072,169	0.63%, 04/15/2023(8)(10)	2,090,924
1,912,918	0.63%, 01/15/2026(8)	1,957,258
25,354	0.88%, 01/15/2029(8)	26,725

		5,046,222

	Total U.S. Government Securities (cost $7,277,077)	$7,547,727

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Common Stocks - 38.9%
	Argentina - 0.0%
60	MercadoLibre, Inc.*	$37,285
863	YPF S.A. ADR	14,197

		51,482

	Australia - 0.5%
216,565	Aurelia Metals Ltd.*	74,742
505	Bravura Solutions Ltd.	1,688
310	Caltex Australia Ltd.	5,702
5,240	Charter Hall Education Trust	13,545
402,122	Dacian Gold Ltd.*(7)	227,502
1,811	Dexus REIT	16,197
2,296	Goodman Group REIT	23,221
5,623	Karoon Energy Ltd.*	6,383
4,211	Nufarm Ltd.	13,987
6,641	Orora Ltd.	15,346
306,513	Perseus Mining Ltd.*	142,554
260,901	Ramelius Resources Ltd.*	178,136

		719,003

	Austria - 0.1%
3,035	Addiko Bank AG*	54,428
1,381	BAWAG Group AG*(1)	54,883
931	OMV AG	46,585

		155,896

	Belgium - 0.1%
376	Telenet Group Holding N.V.	18,467
528	UCB S.A.	41,172
226	Umicore S.A.	7,075
86	Warehouses De Pauw CVA REIT	14,375

		81,089

	Bermuda - 0.4%
3,508	Bank of NT Butterfield & Son Ltd.	110,256
10,943	Marvell Technology Group Ltd.	287,363
5,035	Triton International Ltd.	166,558

		564,177

	Brazil - 0.0%
1,070	Cia de Saneamento do Parana	24,000
4,730	Petrobras Distribuidora S.A.	32,968

		56,968

	Canada - 1.8%
2,476	AltaGas Canada, Inc.	48,402
3,562	Artemis Gold, Inc.	810
431	BCE, Inc.	19,476
730	Cameco Corp.	6,704
2,032	Canacol Energy Ltd.*	7,744
2,728	Canadian Imperial Bank of Commerce	214,615
631	Canadian Natural Resources Ltd.	15,983
26,221	Centerra Gold, Inc.*	209,402
2,146	Dollarama, Inc.	79,512
26,895	Dundee Precious Metals, Inc.*	90,886
2,951	EcoSynthetix, Inc.*	7,468
1,719	Enbridge, Inc.	57,413
3,726	Encana Corp.	17,024
3,538	Equitable Group, Inc.(7)	247,161
24,432	Fairfax India Holdings Corp.*(1)	311,508
5,795	First Quantum Minerals Ltd.	53,392
21,258	Golden Star Resources Ltd.*	75,466
82,669	IAMGOLD Corp.*	300,660
1,673	Intact Financial Corp.	155,942
795	Killam Apartment Real Estate Investment Trust REIT	11,812
1,244	Magna International, Inc.	62,737
286	Methanex Corp.	11,243

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

14,246	Parex Resources, Inc.*	$243,514
51,877	SEMAFO, Inc.*	207,932
941	Suncor Energy, Inc.	27,001
2,613	TC Energy Corp.	127,938
42,293	Teranga Gold Corp.*	164,391

		2,776,136

	China - 1.2%
1,076	Alibaba Group Holding Ltd. ADR*	186,266
49	BeiGene Ltd. ADR*	6,730
47,131	China Longyuan Power Group Corp. Ltd. Class H	28,820
20,900	China Merchants Bank Co., Ltd. Class H	103,537
20,721	China Oilfield Services Ltd. Class H	23,375
3,817	China Shenhua Energy Co., Ltd. Class H	7,541
788,415	China Tower Corp. Ltd. Class H(1)	203,764
27,756	CNOOC Ltd.	45,763
44	Ctrip.com International Ltd. ADR*	1,715
1,403	ENN Energy Holdings Ltd.	14,432
30,045	Gree Electric Appliances, Inc. of Zhuhai Class A	238,899
1,604	Kingdee International Software Group Co., Ltd.	1,528
4,053	Meituan Dianping Class B*	32,773
15,206	PetroChina Co., Ltd. Class H	8,065
14,500	Ping An Insurance Group Co., of China Ltd. Class H	170,894
7,931	Precision Tsugami China Corp. Ltd.	7,589
28,504	Sinopec Shanghai Petrochemical Co., Ltd. Class H	9,945
4,800	Sinopharm Group Co., Ltd. Class H	17,744
19,002	Sinotrans Ltd. Class H	6,549
27,186	Sunny Optical Technology Group Co., Ltd.	314,362
5,335	Tencent Holdings Ltd.	248,573
4,620	WuXi AppTec Co., Ltd. Class H(1)	42,847
13,596	Zhongsheng Group Holdings Ltd.	37,788

		1,759,499

	Croatia - 0.1%
14,044	Valamar Riviera DD	78,624

	Czech Republic - 0.0%
7,536	Moneta Money Bank AS(1)	25,899

	Denmark - 0.0%
14	AP Moller - Maersk A/S Class B	15,720
173	Genmab A/S*	32,041
387	Zealand Pharma A/S ADR*	8,707

		56,468

	Egypt - 0.2%
211,782	Centamin plc	330,462

	Estonia - 0.0%
6,798	Tallinna Sadam AS(1)	14,860

	Finland - 0.1%
738	DNA Oyj	17,061
182	Elisa Oyj	8,559
406	Kemira Oyj	5,988
1,160	Kojamo Oyj	16,334
335	Kone Oyj Class B	19,086
626	Neste Oyj	20,718
277	Tikkurila Oyj	4,317

		92,063

	France - 1.1%
724	Airbus SE	102,345
221	Arkema S.A.	19,891
3,679	BNP Paribas S.A.	172,177
1,404	Cie Generale des Etablissements Michelin SCA	155,209
2,753	Engie S.A.	42,367
126	EssilorLuxottica S.A.	17,056
820	JCDecaux S.A.	23,608
280	Kaufman & Broad S.A.	11,497

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

452	Legrand S.A.	$31,840
298	LVMH Moet Hennessy Louis Vuitton SE	123,092
766	Pernod Ricard S.A.	134,421
366	Safran S.A.	52,543
1,500	Schneider Electric SE	129,414
51	SOITEC*	5,293
11,184	Total S.A.	579,669
58	Vivendi S.A.	1,611

		1,602,033

	Germany - 0.4%
512	Bertrandt AG	34,404
596	Brenntag AG	29,109
3,747	E.ON SE	37,316
471	Fresenius SE & Co. KGaA	23,535
21,331	Infineon Technologies AG	395,096
100	LEG Immobilien AG	11,532
70	Siltronic AG	5,478
673	Volkswagen AG	113,848
495	Vonovia SE	24,168

		674,486

	Greece - 0.1%
20,345	Autohellas S.A.	132,879
1,990	Hellenic Telecommunications Organization S.A.	27,405

		160,284

	Hong Kong - 0.3%
29,945	AIA Group Ltd.	306,510
195	ASM Pacific Technology Ltd.	2,281
3,092	China Overseas Land & Investment Ltd.	10,541
2,259	CK Asset Holdings Ltd.	16,986
3,556	CK Infrastructure Holdings Ltd.	27,570
14,235	Guangdong Investment Ltd.	29,918
1,469	Henderson Land Development Co., Ltd.	7,598
400	Hutchison China MediTech Ltd. ADR*	8,364
3,628	Kingboard Holdings Ltd.	8,931
3,076	Link REIT	35,777
6,001	Nine Dragons Paper Holdings Ltd.	4,857
44,259	Pacific Basin Shipping Ltd.	9,086

		468,419

	Iceland - 0.1%
573,660	Origo HF*	116,100

	India - 1.7%
87,388	Bharti Infratel Ltd.	311,240
36,629	Dilip Buildcon Ltd.(1)	217,743
55,277	DLF Ltd.	142,229
75,296	Gateway Distriparks Ltd.	118,770
15,279	Godrej Properties Ltd.*	210,730
50,283	Gujarat Pipavav Port Ltd.	56,961
7,663	ICICI Bank Ltd. ADR	93,565
175,285	IRB Infrastructure Developers Ltd.	237,531
14,485	Larsen & Toubro Ltd.	290,944
2,613	LIC Housing Finance Ltd.	19,598
28,693	Oberoi Realty Ltd.*	228,444
19,576	PNB Housing Finance Ltd.(1)	200,976
101,358	Power Grid Corp. of India Ltd.	309,850
11,757	State Bank of India*	56,503

		2,495,084

	Indonesia - 0.1%
31,541	Astra International Tbk PT	15,633
145,300	Bank Mandiri Persero Tbk PT	81,745
56,378	Link Net Tbk PT	18,180

		115,558

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Ireland - 0.1%
1,486	Adient plc	$35,292
1,212	CRH plc	40,336
7,075	Irish Residential Properties plc REIT	13,408
630	Smurfit Kappa Group plc	19,821
4,789	Tarsus Group plc	24,752

		133,609

	Israel - 0.0%
2,416	Teva Pharmaceutical Industries Ltd. ADR*	19,159

	Italy - 0.3%
12,450	Banca Farmafactoring S.p.A.(1)	67,289
717	Buzzi Unicem S.p.A.	14,572
7,332	Enel S.p.A.	50,155
12,237	Eni S.p.A.	191,158
3,988	Italgas S.p.A.	25,199
1,712	Moncler S.p.A.	70,295
16,705	Piaggio & C S.p.A.	50,174
2,927	Snam S.p.A.	14,371

		483,213

	Japan - 5.4%
30,800	Acom Co., Ltd.	108,800
6,656	ADEKA Corp.	97,352
2,681	Aeon Delight Co., Ltd.	79,884
3,907	Amada Holdings Co., Ltd.	42,956
4,600	Arcland Sakamoto Co., Ltd.	55,691
77	Argo Graphics, Inc.	1,744
830	Asahi Intecc Co., Ltd.	21,689
2,500	Bank of Kyoto Ltd.	97,025
45	BayCurrent Consulting, Inc.	2,055
666	Bridgestone Corp.	25,002
5,569	Canon Marketing Japan, Inc.	106,671
460	Chugai Pharmaceutical Co., Ltd.	32,912
6	Comforia Residential REIT, Inc. REIT	17,952
85	Computer Engineering & Consulting Ltd.(7)	1,891
1,849	Daicel Corp.	15,646
74	Daifuku Co., Ltd.	4,047
762	Daiichi Sankyo Co., Ltd.	46,304
1,732	Daikin Industries Ltd.	214,970
707	Daito Trust Construction Co., Ltd.	91,170
5,600	DeNA Co., Ltd.	106,806
2,880	DTS Corp.	62,954
141	Ebara Corp.	3,789
1,379	Eisai Co., Ltd.	74,532
573	Enplas Corp.	18,301
167	FANUC Corp.	29,680
166	FUJIFILM Holdings Corp.	7,868
2,264	Fujimi, Inc.	46,783
2,552	Fukushima Industries Corp.	79,233
62	GMO Payment Gateway, Inc.	4,479
1,460	Hakuhodo DY Holdings, Inc.	22,898
7,068	Happinet Corp.	84,835
14,232	Hazama Ando Corp.	98,107
14	Heroz, Inc.*	2,113
347	Hitachi Ltd.	12,303
3,200	Honda Motor Co., Ltd.	79,618
72	Hoya Corp.	5,521
21	Ichigo Office REIT Investment REIT	19,979
642	Idemitsu Kosan Co., Ltd.	17,692
2,136	Inaba Denki Sangyo Co., Ltd.	98,370
173	Infomart Corp.	2,333
3,121	Iriso Electronics Co., Ltd.	142,369
3,480	Isuzu Motors Ltd.	38,508
1,641	ITOCHU Corp.	31,246
123	Itochu Techno-Solutions Corp.	3,153

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,725	Jafco Co., Ltd.	$63,948
5,000	Japan Steel Works Ltd.	87,059
8,413	JGC Corp.	109,532
6,529	JSR Corp.	107,826
6,682	JXTG Holdings, Inc.	31,444
2,496	KDDI Corp.	65,124
33	Keyence Corp.	18,937
2,812	Kinden Corp.	42,539
5,981	Kumagai Gumi Co., Ltd.	159,893
695	Kyocera Corp.	42,358
334	Kyoritsu Maintenance Co., Ltd.	14,379
7,086	Kyowa Kirin Co., Ltd.	116,784
2,436	Kyushu Electric Power Co., Inc.	24,205
54	Lasertec Corp.	2,569
2,678	Makino Milling Machine Co., Ltd.	111,641
6,667	Marui Group Co., Ltd.	144,040
3,038	Melco Holdings, Inc.	79,216
4,165	Mimasu Semiconductor Industry Co., Ltd.	69,186
862	Minebea Mitsumi, Inc.	14,712
1,398	Mitsubishi Chemical Holdings Corp.	9,925
1,594	Mitsubishi Corp.	42,803
963	Mitsubishi Electric Corp.	12,577
44,874	Mitsubishi UFJ Financial Group, Inc.	221,633
969	Mitsui Fudosan Co., Ltd. REIT	21,874
5,467	MS&AD Insurance Group Holdings, Inc.	179,200
6,494	Nabtesco Corp.	174,945
136	NET One Systems Co., Ltd.	3,587
8,702	Nexon Co., Ltd.*	137,739
1,738	Nidec Corp.	232,398
97	Nihon Unisys Ltd.	3,184
52	Nintendo Co., Ltd.	19,130
3	Nippon Accommodations Fund, Inc. REIT	17,663
1,583	Nippon Seiki Co., Ltd.	27,725
115	Nippon Shokubai Co., Ltd.	7,464
11,722	Nippon Television Holdings, Inc.	161,356
9,079	Nishimatsuya Chain Co., Ltd.(7)	73,197
36,900	Nomura Holdings, Inc.	118,605
5,300	NTT DOCOMO, Inc.	127,080
22	Obic Co., Ltd.	2,344
10,073	Ono Pharmaceutical Co., Ltd.	182,756
88	Oriental Land Co., Ltd.	11,611
1,166	PAL GROUP Holdings Co., Ltd.	36,357
1,100	Paramount Bed Holdings Co., Ltd.	42,070
61	Raksul, Inc.*	2,099
78	Rakus Co., Ltd.	1,992
71	Recruit Holdings Co., Ltd.	2,404
10,300	Resona Holdings, Inc.	41,990
28	Rohm Co., Ltd.	1,951
9,213	San-In Godo Bank Ltd.	55,652
30	Sansan, Inc.*	1,632
1,172	Sanyo Chemical Industries Ltd.	55,699
70	SCREEN Holdings Co., Ltd.	3,793
62	SCSK Corp.	2,944
916	Shimamura Co., Ltd.	64,769
1,507	Shin-Etsu Chemical Co., Ltd.	153,436
4,000	Shin-Etsu Polymer Co., Ltd.	28,135
11,490	Siix Corp.	145,112
49	SMC Corp.	17,756
32	SoftBank Group Corp.	1,634
40	Sony Corp.	2,275
4,651	Sony Financial Holdings, Inc.	112,679
2,817	Subaru Corp.	65,654
9,661	Sumitomo Electric Industries Ltd.	119,535
2,698	Sumitomo Mitsui Trust Holdings, Inc.	92,213
596	Sumitomo Realty & Development Co., Ltd.	21,687
3,616	Suzuki Motor Corp.	141,416

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

142	Systena Corp.	$2,360
7,369	T&D Holdings, Inc.	82,753
4,305	Tachi-S Co., Ltd.	55,166
2,311	Tadano Ltd.	20,779
131	Taiheiyo Cement Corp.	3,679
3,522	Taisei Corp.	121,511
803	Takeda Pharmaceutical Co., Ltd.	27,636
10,928	Takuma Co., Ltd.	129,673
109	TechMatrix Corp.	2,178
173	THK Co., Ltd.	4,360
123	Toei Co., Ltd.	16,861
5,723	Tokai Rika Co., Ltd.	93,745
1,689	Token Corp.	96,958
4,855	Tokio Marine Holdings, Inc.	257,708
167	Tokyo Electron Ltd.	28,285
577	Tokyo Gas Co., Ltd.	14,403
3,469	Toshiba Plant Systems & Services Corp.	58,047
1,914	Toyota Industries Corp.	99,364
1,565	Toyota Motor Corp.	101,120
31	Tri Chemical Laboratories, Inc.	1,586
2,728	TS Tech Co., Ltd.	75,100
61	Ulvac, Inc.	2,553
33,184	Yahoo Japan Corp.	97,194
4,194	Yamaha Motor Co., Ltd.	73,541
3,218	Yamato Kogyo Co., Ltd.	83,247
4,606	Yamazen Corp.	43,760
2,617	Yodogawa Steel Works Ltd.	49,813
623	Zeon Corp.	7,205
174	ZOZO, Inc.	3,281

		8,120,169

	Luxembourg - 0.0%
867	Millicom International Cellular S.A.	44,542
975	Tenaris S.A. ADR	24,355

		68,897

	Malaysia - 0.0%
6,714	Inari Amertron Bhd	2,655

	Mexico - 0.0%
9,615	Alpek S.A.B. de C.V.	10,391
49,128	America Movil S.A.B. de C.V. Class L	34,429
1,596	Grupo Cementos de Chihuahua S.A.B. de C.V.(7)	8,525
7,141	Mexichem S.A.B. de C.V.	13,049

		66,394

	Monaco - 0.1%
11,512	Endeavour Mining Corp.*	215,098

	Netherlands - 1.0%
2,926	AerCap Holdings N.V.*	159,555
62	ASML Holding N.V.	13,815
1,806	Heineken N.V.	193,763
303	IMCD N.V.	26,694
8,986	ING Groep N.V.	99,706
188	InterXion Holding N.V.*	14,156
235	Koninklijke DSM N.V.	29,114
24,596	Koninklijke KPN N.V.	70,134
345	Koninklijke Philips N.V.	16,184
2,650	NXP Semiconductors N.V.	273,984
5,236	Royal Dutch Shell plc Class A	164,480
21,583	Van Lanschot Kempen N.V.	440,705
409	Wolters Kluwer N.V.	29,646

		1,531,936

	New Zealand - 0.1%
31,656	Millennium & Copthorne Hotels New Zealand Ltd.	57,056
11,112	New Zealand Refining Co., Ltd.	15,717

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

72	Xero Ltd.*	$3,169

		75,942

	Norway - 0.1%
4,272	Equinor ASA	76,598
3,273	Norsk Hydro ASA	11,133

		87,731

	Philippines - 0.0%
17,042	Ayala Land, Inc.	16,617

	Portugal - 0.0%
720	Galp Energia SGPS S.A.	11,209
4,126	NOS SGPS S.A.	25,620

		36,829

	Russia - 0.1%
336	Gazprom Neft PJSC ADR	11,340
7,800	Gazprom PJSC ADR	57,014
118	HeadHunter Group plc ADR	2,145
270	Tatneft PJSC ADR	18,737
1,233	Yandex N.V. Class A*	48,358

		137,594

	Singapore - 0.0%
71	Kulicke & Soffa Industries, Inc.	1,607
55	Sea Ltd. ADR*	1,930

		3,537

	South Africa - 0.2%
20,741	FirstRand Ltd.	88,747
4,890	MTN Group Ltd.	38,295
18,099	Nampak Ltd.*	12,556
60,530	Old Mutual Ltd.	81,012
35,538	PPC Ltd.*	12,066
271	Sasol Ltd.	5,860
1,177	Vodacom Group Ltd.	9,621

		248,157

	South Korea - 0.2%
93	Douzone Bizon Co., Ltd.	4,998
1,186	Koh Young Technology, Inc.	82,822
1,961	KT Corp.	23,140
14	LG Chem Ltd.	3,959
5,617	S&T Motiv Co., Ltd.	237,385
296	Samsung Electronics Co., Ltd.	11,211
132	SK Hynix, Inc.	8,450

		371,965

	Spain - 0.3%
8,846	Cellnex Telecom S.A.(1)	330,826
178	Iberdrola S.A.	1,689
7,666	Iberdrola S.A.	72,730

		405,245

	Sweden - 0.2%
4,015	Assa Abloy AB Class B	92,093
698	BillerudKorsnas AB	8,058
585	Catena AB	18,270
578	Fastighets AB Balder Class B*	19,792
296	Lundin Petroleum AB	9,310
3,167	Sandvik AB	48,600
364	Spotify Technology S.A.*	56,398

		252,521

	Switzerland - 1.1%
402	Alcon, Inc.*	23,280
7,333	Nestle S.A.	777,937
2,048	Novartis AG	187,799
128	PSP Swiss Property AG	15,347

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

78	Roche Holding AG	$20,878
14,006	STMicroelectronics N.V.	256,687
3,852	TE Connectivity Ltd.	355,925
80	Tecan Group AG	20,325
6,652	UBS Group AG*	74,249

		1,732,427

	Taiwan - 0.4%
189	Advantech Co., Ltd.	1,590
148	Airtac International Group	1,511
80	ASPEED Technology, Inc.	1,750
54,780	Chroma ATE, Inc.	255,151
2,181	E Ink Holdings, Inc.	2,390
1,116	Globalwafers Co., Ltd.	11,841
650	ITEQ Corp.	2,832
1,907	King Yuan Electronics Co., Ltd.	1,980
34,584	Kingpak Technology, Inc.	164,650
7,103	Land Mark Optoelectronics Corp.	55,845
52	Largan Precision Co., Ltd.	7,029
1,269	MediaTek, Inc.	12,693
582	Novatek Microelectronics Corp.	3,074
440	Realtek Semiconductor Corp.	2,922
101	Silergy Corp.	2,037
1,425	Taiwan Semiconductor Manufacturing Co., Ltd.	11,718
730	Vanguard International Semiconductor Corp.	1,474
410	Walsin Technology Corp.	2,281

		542,768

	Thailand - 0.0%
48,571	Precious Shipping PCL*	13,503

	United Kingdom - 1.1%
2,735	Anglo American plc	67,020
3,149	Assured Guaranty Ltd.	137,580
3,558	AstraZeneca plc ADR	154,453
18,004	Beazley plc	125,739
1,771	BHP Group plc	42,227
13,599	BP plc	89,981
18,998	BT Group plc	44,500
286	Croda International plc	16,246
262	Derwent London plc REIT	9,281
5,756	Diageo plc	240,026
331	Hikma Pharmaceuticals plc	7,384
5,239	KAZ Minerals plc	36,265
462	Linde plc	88,371
2,778	National Grid plc	28,472
882	NMC Health plc	26,339
10,799	Prudential plc	222,181
1,149	Rio Tinto plc	64,886
1,782	Safestore Holdings plc REIT	13,544
879	Severn Trent plc	21,496
3,459	Smith & Nephew plc	78,308
15,091	Standard Chartered plc	124,194
386	Tullow Oil plc	904
1,008	UNITE Group plc	12,641

		1,652,038

	United States - 19.9%
2,416	Abbott Laboratories	210,434
5,527	Acadia Healthcare Co., Inc.*	176,532
93	Accenture plc Class A	17,910
430	Adobe, Inc.*	128,510
8,412	Advanced Micro Devices, Inc.*	256,145
632	Aerojet Rocketdyne Holdings, Inc.*	26,999
2,229	AES Corp.	37,425
391	AGCO Corp.	30,107
144	Agree Realty Corp. REIT	9,626
363	Alcoa Corp.*	8,164

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

213	Alexandria Real Estate Equities, Inc. REIT	$31,175
1,908	Alkermes plc*	44,189
433	Allergan plc	69,497
772	Alliant Energy Corp.	38,245
26,962	Allscripts Healthcare Solutions, Inc.*	277,709
396	Alnylam Pharmaceuticals, Inc.*	30,726
353	Alphabet, Inc. Class A*	430,025
526	Alphabet, Inc. Class C*	639,974
451	Amazon.com, Inc.*	841,918
135	Amedisys, Inc.*	18,615
355	American Assets Trust, Inc. REIT	16,472
5,525	American Axle & Manufacturing Holdings, Inc.*	66,687
2,666	American International Group, Inc.	149,269
3,356	American Tower Corp. REIT	710,197
370	American Vanguard Corp.	5,284
350	Americold Realty Trust REIT	11,736
794	AMETEK, Inc.	71,150
1,950	Amneal Pharmaceuticals, Inc.*	7,137
520	Anadarko Petroleum Corp.	38,303
2,071	Anthem, Inc.	610,137
320	Apache Corp.	7,814
329	Apple, Inc.	70,090
8,245	Aptiv plc	722,674
838	Arena Pharmaceuticals, Inc.*	52,526
157,589	Argonaut Gold, Inc.*	275,823
807	AT&T, Inc.	27,478
3,144	Atlantic Union Bankshares Corp.	119,566
767	Avangrid, Inc.	38,772
1,202	Avantor, Inc.*	21,143
343	Baker Hughes a GE Co.	8,709
702	Ball Corp.	50,179
10,206	Bank of America Corp.	313,120
816	Baxter International, Inc.	68,520
75	Bio-Techne Corp.	15,761
72	Biogen, Inc.*	17,123
20,242	Bizlink Holding, Inc.	153,411
381	Bluebird Bio, Inc.*	49,999
439	Boeing Co.	149,778
159	Boston Properties, Inc. REIT	21,139
3,200	Boston Scientific Corp.*	135,872
105	Brigham Minerals, Inc. Class A*	2,252
3,266	Bristol-Myers Squibb Co.	145,043
636	Brixmor Property Group, Inc. REIT	12,071
504	Cabot Corp.	22,539
302	Cabot Oil & Gas Corp.	5,786
206	Camden Property Trust REIT	21,364
1,503	Capital One Financial Corp.	138,907
355	Caterpillar, Inc.	46,743
353	Celanese Corp.	39,596
5,706	Centene Corp.*	297,226
243	Centennial Resource Development, Inc. Class A*	1,446
4,068	Cerner Corp.	291,472
136	Chaparral Energy, Inc. Class A*(7)	483
340	Charter Communications, Inc. Class A*	131,029
884	Chevron Corp.	108,829
2,614	Cigna Corp.*	444,171
27	Cimarex Energy Co.	1,368
380	Cinemark Holdings, Inc.	15,170
3,200	Citigroup, Inc.	227,712
8,587	Coca-Cola Co.	451,934
12	Coherent, Inc.*	1,666
6,608	Comcast Corp. Class A	285,267
241	Concho Resources, Inc.	23,541
613	ConocoPhillips	36,216
8	Continental Resources, Inc.*	297
323	Corteva, Inc.*	9,529

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

115	Crown Castle International Corp. REIT	$15,325
440	Crown Holdings, Inc.*	28,164
231	Curtiss-Wright Corp.	29,316
287	Cyclerion Therapeutics, Inc.*	2,666
586	Danaher Corp.	82,333
492	Deere & Co.	81,500
409	Devon Energy Corp.	11,043
236	Diamondback Energy, Inc.	24,409
1,235	Diversified Gas & Oil plc	1,600
429	Douglas Emmett, Inc. REIT	17,512
323	Dow, Inc.*	15,646
711	Duke Energy Corp.	61,658
323	DuPont de Nemours, Inc.	23,308
2,789	Dycom Industries, Inc.*	153,841
720	Edison International	53,669
353	Edwards Lifesciences Corp.*	75,136
778	Elanco Animal Health, Inc.*	25,643
407	Electronic Arts, Inc.*	37,648
1,298	Eli Lilly & Co.	141,417
286	EOG Resources, Inc.	24,553
258	EQT Corp.	3,898
702	Equifax, Inc.	97,641
74	Equinix, Inc. REIT	37,155
136	Equity LifeStyle Properties, Inc. REIT	16,898
84	Essex Property Trust, Inc. REIT	25,386
668	Eversource Energy	50,674
212	Exelon Corp.	9,553
656	Expedia Group, Inc.	87,077
158	Extra Space Storage, Inc. REIT	17,758
3,166	Exxon Mobil Corp.	235,424
688	Facebook, Inc. Class A*	133,630
3,548	Fidelity National Financial, Inc.	152,138
658	FleetCor Technologies, Inc.*	186,984
12,157	Flex Ltd.*	135,551
421	FMC Corp.	36,383
540	Fortive Corp.	41,067
533	Gardner Denver Holdings, Inc.*	17,573
3,392	General Dynamics Corp.	630,709
7,068	General Motors Co.	285,123
3,245	Genpact Ltd.	128,762
593	Global Blood Therapeutics, Inc.*	32,496
1,628	Global Payments, Inc.	273,374
811	GoDaddy, Inc. Class A*	59,511
4,230	Granite Construction, Inc.	150,165
2,553	Graphic Packaging Holding Co.	37,938
962	Greenbrier Cos., Inc.	27,811
1,027	Guidewire Software, Inc.*	104,836
409	Gulfport Energy Corp.*	1,546
887	Halliburton Co.	20,401
408	HCA Healthcare, Inc.	54,472
1,152	HCP, Inc. REIT	36,783
337	Heron Therapeutics, Inc.*	5,877
711	Hilton Worldwide Holdings, Inc.	68,647
5,333	HMS Holdings Corp.*	186,122
1,457	Home Depot, Inc.	311,346
2,782	Houghton Mifflin Harcourt Co.*	16,275
460	Hudson Pacific Properties, Inc. REIT	16,238
1,230	Humana, Inc.	365,003
1,346	Huntington Ingalls Industries, Inc.	307,292
189	Hyatt Hotels Corp. Class A	14,619
793	Illinois Tool Works, Inc.	122,304
601	Incyte Corp.*	51,037
1,414	Ingersoll-Rand plc	174,855
20	Ingevity Corp.*	1,971
470	International Paper Co.	20,638
2,872	Ironwood Pharmaceuticals, Inc.*	30,529

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

881	JetBlue Airways Corp.*	$16,942
3,640	Johnson Controls International plc	154,482
269	Kennedy-Wilson Holdings, Inc.	5,789
689	Kirby Corp.*	53,990
1,211	KLA-Tencor Corp.	165,084
1,145	Kosmos Energy Ltd.	6,881
2,012	L3Harris Technologies, Inc.	417,691
722	Las Vegas Sands Corp.	43,638
4,622	Lattice Semiconductor Corp.*	89,389
3,797	Leidos Holdings, Inc.	311,734
830	Liberty Media Corp-Liberty Formula One Class C*	32,685
24,597	Livent Corp.*	158,405
2,087	Lockheed Martin Corp.	755,849
727	Louisiana-Pacific Corp.	19,004
1,185	Lowe’s Cos., Inc.	120,159
1,258	Lumentum Holdings, Inc.*	71,241
897	M&T Bank Corp.	147,332
28	Marathon Oil Corp.	394
861	Marathon Petroleum Corp.	48,552
363	McDonald’s Corp.	76,491
1,691	Medicines Co.*	60,605
529	Medtronic plc	53,926
1,248	MGM Resorts International	37,465
3,741	Microchip Technology, Inc.	353,225
3,145	Micron Technology, Inc.*	141,179
2,793	Microsoft Corp.	380,602
1,149	Molina Healthcare, Inc.*	152,564
2,287	Mylan N.V.*	47,798
776	Netflix, Inc.*	250,640
492	New York Times Co. Class A	17,555
288	NexPoint Residential Trust, Inc. REIT	12,430
435	NextEra Energy Partners L.P.(7)	21,158
302	NextEra Energy, Inc.	62,565
2,054	NIKE, Inc. Class B	176,706
745	Noble Energy, Inc.	16,450
880	Norfolk Southern Corp.	168,186
1,898	Northrop Grumman Corp.	655,892
764	NRG Energy, Inc.	26,083
209	NuVasive, Inc.*	13,919
1,155	NVIDIA Corp.	194,872
294	Occidental Petroleum Corp.	15,100
978	OGE Energy Corp.	42,005
392	Omnicom Group, Inc.	31,446
806	OMNOVA Solutions, Inc.*	8,020
465	Outfront Media, Inc. REIT	12,639
3,341	Owens Corning	193,778
264	Packaging Corp. of America	26,656
262	Parsley Energy, Inc. Class A*	4,347
1,554	PayPal Holdings, Inc.*	171,562
37	PDC Energy, Inc.*	1,063
6,091	Pentair plc	236,392
4,646	Pfizer, Inc.	180,451
533	PG&E Corp.*	9,663
3,527	Philip Morris International, Inc.	294,892
204	Phillips 66	20,922
154	Pioneer Natural Resources Co.	21,258
302	Portola Pharmaceuticals, Inc.*	8,057
311	PPG Industries, Inc.	36,508
3,852	Procter & Gamble Co.	454,690
423	Prologis, Inc. REIT	34,098
136	ProPetro Holding Corp.*	2,466
1,826	Prudential Financial, Inc.	184,992
78	PS Business Parks, Inc. REIT	13,650
113	Public Storage REIT	27,432
3,672	Raytheon Co.	669,369
174	Retail Value, Inc. REIT	6,549

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

506	Rexford Industrial Realty, Inc. REIT	$20,948
567	Roan Resources, Inc.*	680
120	Rogers Corp.*	19,039
812	Ross Stores, Inc.	86,096
341	S&P Global, Inc.	83,528
1,486	salesforce.com, Inc.*	229,587
1,508	Schlumberger Ltd.	60,275
98	Schweitzer-Mauduit International, Inc.	3,374
467	Science Applications International Corp.	39,868
993	Seattle Genetics, Inc.*	75,180
313	Sempra Energy	42,390
651	ServiceNow, Inc.*	180,581
188	Sherwin-Williams Co.	96,452
183	Simon Property Group, Inc. REIT	29,683
782	Spirit Airlines, Inc.*	33,180
759	Splunk, Inc.*	102,700
522	Steel Dynamics, Inc.	16,448
623	STORE Capital Corp. REIT	21,313
147	Sun Communities, Inc. REIT	19,523
2,505	SVMK, Inc.*	42,510
1,384	Sysco Corp.	94,901
277	Take-Two Interactive Software, Inc.*	33,938
3,915	TD Ameritrade Holding Corp.	200,057
36	Teradyne, Inc.	2,006
4,610	Texas Instruments, Inc.	576,296
420	Thermo Fisher Scientific, Inc.	116,626
3,118	TJX Cos., Inc.	170,118
1,160	Total System Services, Inc.	157,435
1,067	TransUnion	88,337
427	UDR, Inc. REIT	19,668
485	UGI Corp.	24,779
395	Ultragenyx Pharmaceutical, Inc.*	23,803
1,782	Under Armour, Inc. Class A*	41,111
894	United Technologies Corp.	119,438
2,178	UnitedHealth Group, Inc.	542,344
2,306	Universal Health Services, Inc. Class B	347,883
47	Vail Resorts, Inc.	11,586
3,875	Verizon Communications, Inc.	214,171
386	Vertex Pharmaceuticals, Inc.*	64,315
256	VICI Properties, Inc. REIT	5,463
1,826	Visa, Inc. Class A	325,028
2,242	Voya Financial, Inc.	125,933
107	Vulcan Materials Co.	14,803
1,982	Wabtec Corp.	153,962
1,228	Walmart, Inc.	135,547
1,372	Walt Disney Co.	196,210
1,250	WellCare Health Plans, Inc.*	359,063
483	WESCO International, Inc.*	24,507
2,717	Western Digital Corp.	146,419
76	Westlake Chemical Corp.	5,135
721	WEX, Inc.*	157,228
881	Workday, Inc. Class A*	176,182
256	WPX Energy, Inc.*	2,673
532	Xenia Hotels & Resorts, Inc. REIT	11,401
276	Zimmer Biomet Holdings, Inc.	37,296

		29,995,882

	Total Common Stocks (cost $52,739,539)	$58,608,476

Convertible Bonds - 0.5%
	Biotechnology - 0.1%
	Alder Biopharmaceuticals, Inc.
115,000	2.50%, 02/01/2025	100,887

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Commercial Services - 0.2%
		DP World plc
	400,000	1.75%, 06/19/2024(6)	$386,560

		Oil & Gas - 0.1%
		PDC Energy, Inc.
	150,000	1.13%, 09/15/2021	139,303

		Oil & Gas Services - 0.1%
		Fugro N.V.
EUR	100,000	4.00%, 10/26/2021(6)	91,686

		Total Convertible Bonds (cost $758,140)	$718,436

Exchange-Traded Funds - 9.8%
		Other Investment Pools & Funds - 9.8%
	283,576	Invesco Senior Loan ETF(7)	6,471,204
	25,320	iShares JP Morgan USD Emerging Markets Bond ETF	2,878,378
	24,395	iShares MSCI Emerging Markets Small-Cap ETF	1,053,376
	18,337	iShares MSCI Europe Small-Cap ETF	888,611
	19,840	iShares MSCI Global Metals & Mining Producers ETF	560,679
	3,918	TOPIX Exchange-Traded Fund	57,476
	84,200	VanEck Vectors JP Morgan EM Local Currency Bond ETF	2,913,320

			14,823,044

		Total Exchange-Traded Funds (cost $15,003,333)	$14,823,044

Preferred Stocks - 0.2%
		Brazil - 0.0%
	890	Braskem S.A. Series A, 2.54%*	7,938

		United States - 0.2%
	655	Airbnb, Inc. Series E*(12)(13)(14)	85,923
	2,908	Pinterest, Inc. Series G*(13)(14)	80,744
	4,556	Uber Technologies, Inc. Series D*(13)(14)	181,537

			348,204

		Total Preferred Stocks (cost $203,853)	$356,142

		Total Long-Term Investments (cost $112,955,421)	$116,299,161

Short-Term Investments - 24.5%
		Other Investment Pools & Funds - 20.6%
	31,049,799	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(15)	31,049,799

		Securities Lending Collateral - 3.9%
	292,380	Citibank NA DDCA, 2.37%, 8/1/2019(15)	292,380
	3,316,581	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(15)	3,316,581
	487,562	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(15)	487,562
	464,309	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(15)	464,309
	1,183,121	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(15)	1,183,121
	103,654	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(15)	$103,654

			5,847,607

		Total Short-Term Investments (cost $36,897,406)	$36,897,406

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments Excluding Purchased Options (cost $149,852,827)	101.6%	$153,196,567
Total Purchased Options (cost $170,878)	0.1%	$182,392

Total Investments (cost $150,023,705)	101.7%	$153,378,959
Other Assets and Liabilities	(1.7)%	(2,629,968)

Total Net Assets	100.0%	$150,748,991

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global All-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2019, the Fund invested 1.1% of its total assets in the Subsidiary.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $6,330,564, representing 4.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $5,347,376, representing 3.5% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)	Represents or includes a TBA transaction.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(12)	Investment valued using significant unobservable inputs.
(13)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $348,204, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(14)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $348,204 or 0.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	655	$60,977	$85,923
03/2015	Pinterest, Inc. Series G Preferred	2,908	62,638	80,744

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

06/2014	Uber Technologies, Inc. Series D Preferred	4,556	70,677	181,537

			$194,292	$348,204

(15)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2019

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/HUF Put	HSBC	289.04 HUF per USD	08/08/19	107,000	USD	107,000	$1,838	$893	$945
USD Call/HUF Put	CSFB	289.92 HUF per USD	08/08/19	107,000	USD	107,000	1,539	886	653
USD Call/INR Put	JPM	74.48 INR per USD	02/18/20	313,000	USD	313,000	1,413	10,073	(8,660)
USD Call/MXN Put	HSBC	20.08 MXN per USD	04/02/20	162,000	USD	162,000	5,009	7,593	(2,584)
USD Call/MXN Put	DEUT	20.37 MXN per USD	04/01/20	163,000	USD	163,000	4,171	7,198	(3,027)
USD Call/PLN Put	JPM	3.82 PLN per USD	08/28/19	128,000	USD	128,000	1,836	974	862
USD Call/PLN Put	MSC	3.84 PLN per USD	08/28/19	150,000	USD	150,000	1,621	1,104	517
USD Call/SGD Put	MSC	1.35 SGD per USD	01/23/20	108,000	USD	108,000	2,149	2,038	111
USD Call/SGD Put	BOA	1.35 SGD per USD	06/23/20	124,000	USD	124,000	2,479	2,030	449

Total Calls						1,362,000	$22,055	$32,789	$(10,734)

Puts
AUD Put/USD Call	DEUT	0.69 USD per AUD	08/28/19	183,000	AUD	183,000	$1,623	$942	$681
AUD Put/USD Call	MSC	0.69 USD per AUD	08/28/19	215,000	AUD	215,000	2,159	1,128	1,031
EUR Put/USD Call	MSC	1.12 USD per EUR	08/22/19	133,000	EUR	133,000	1,194	938	256
EUR Put/USD Call	DEUT	1.12 USD per EUR	08/22/19	153,000	EUR	153,000	1,927	1,021	906
GBP Put/USD Call	MSC	1.27 USD per GBP	08/01/19	115,000	GBP	115,000	5,718	1,019	4,699
GBP Put/USD Call	BCLY	1.26 USD per GBP	08/01/19	116,000	GBP	116,000	5,443	1,010	4,433
USD Put/INR Call	JPM	74.48 INR per USD	02/18/20	313,000	USD	313,000	17,474	10,073	7,401
USD Put/MXN Call	DEUT	20.37 MXN per USD	04/01/20	163,000	USD	163,000	8,003	7,198	805
USD Put/MXN Call	HSBC	20.08 MXN per USD	04/02/20	162,000	USD	162,000	6,346	6,601	(255)
USD Put/SGD Call	MSC	1.35 SGD per USD	01/23/20	108,000	USD	108,000	416	2,039	(1,623)
USD Put/SGD Call	BOA	1.35 SGD per USD	06/23/20	124,000	USD	124,000	1,179	2,030	(851)

Total Puts						1,785,000	$51,482	$33,999	$17,483

Total purchased option contracts						3,147,000	$73,537	$66,788	$6,749

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
GBP Call/USD Put	MSC	1.30 USD per GBP	05/20/20	(226,000)	GBP	(226,000)	$(4,264)	$(9,988)	$5,724
USD Call/CLP Put	BOA	701.50 CLP per USD	07/30/20	(248,000)	USD	(248,000)	(8,940)	(8,940)	0
USD Call/ZAR Put	JPM	14.51 ZAR per USD	01/23/20	(105,000)	USD	(105,000)	(4,631)	(6,843)	2,212
USD Call/ZAR Put	MSC	15.10 ZAR per USD	03/18/20	(160,000)	USD	(160,000)	(5,972)	(10,036)	4,064

Total Calls						(739,000)	$(23,807)	$(35,807)	$12,000

Written option contracts:
Puts
GBP Put/USD Call	MSC	1.30 USD per GBP	05/20/20	(226,000)	GBP	(226,000)	$(18,182)	$(9,988)	$(8,194)
USD Put/CLP Call	BOA	701.50 CLP per USD	07/30/20	(248,000)	USD	(248,000)	(8,940)	(8,940)	0
USD Put/ZAR Call	JPM	14.51 ZAR per USD	01/23/20	(105,000)	USD	(105,000)	(3,594)	(6,843)	3,249
USD Put/ZAR Call	MSC	15.10 ZAR per USD	03/18/20	(160,000)	USD	(160,000)	(9,731)	(10,037)	306

Total Puts						$(739,000)	$(40,447)	$(35,808)	$(4,639)

Total written option contracts						(1,478,000)	$(64,254)	$(71,615)	$7,361

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	185,000	185,000	$27,917	$11,611	$16,306
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	230,000	230,000	34,707	23,621	11,086

Total Calls							415,000	$62,624	$35,232	$27,392

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	185,000	185,000	$20,609	$23,410	$(2,801)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	230,000	230,000	25,622	45,448	(19,826)

Total Puts							415,000	$46,231	$68,858	$(22,627)

Total purchased swaption contracts							830,000	$108,855	$104,090	$4,765

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3-Year Bond Future	5	09/16/2019	$394,747	$1,974
Australian 10-Year Bond Future	21	09/16/2019	2,085,507	33,952
Canadian Government 5-Year Bond Future	28	09/19/2019	2,563,449	6,905
Canadian Government 10-Year Bond Future	24	09/19/2019	2,587,847	15,768
Cotton No. 2 Future	13	12/06/2019	414,960	(13,207)
E-Mini Russell 2000	43	09/20/2019	3,389,905	14,204
Euro-BOBL Future	3	09/06/2019	448,335	3,772
Euro-BTP Future	15	09/06/2019	2,321,546	170,851
FTSE China A50 Index Future	239	08/29/2019	3,256,375	(14,106)
MSCI EAFE Index Future	107	09/20/2019	10,086,355	67,096
MSCI Emerging Market Index Future	12	09/20/2019	615,360	13,086
Mini-10-Year JGB Future	42	09/11/2019	5,938,450	13,042
Natural Gas Future	7	08/28/2019	156,310	8,783
S&P 500 (E-Mini) Future	42	09/20/2019	6,262,830	17,596
S&P/TSX 60 Index Future	20	09/19/2019	2,965,601	14,908
SGX Nifty 50 Index	160	08/29/2019	3,558,720	(74,764)
U.S. Treasury 10-Year Note Future	73	09/19/2019	9,301,797	131,395
U.S. Treasury Ultra Bond Future	3	09/19/2019	532,688	5,057
WTI Crude Future	6	11/21/2022	314,520	(2,821)

Total				$413,491

Short position contracts:
Euro-Bund Future	12	09/06/2019	$2,325,631	$(53,413)
Euro-OAT Future	9	09/06/2019	1,666,113	(31,625)
Japanese 10-Year Bond Future	4	09/12/2019	5,654,932	(14,824)
Long Gilt Future	14	09/26/2019	2,261,483	(59,303)
U.S. Treasury 2-Year Note Future	32	09/30/2019	6,861,000	13,655
U.S. Treasury 5-Year Note Future	4	09/30/2019	470,219	524
U.S. Treasury 10-Year Ultra Future	6	09/19/2019	827,062	(16,933)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total	$(161,919)

Total futures contracts	$251,572

TBA Sale Commitments Outstanding at July 31, 2019
Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
GNMA II, 3.00%	$105,000	08/01/2049	$(107,315)	$(605)

Total (proceeds receivable $106,710)			$(107,315)	$(605)

At July 31, 2019, the aggregate market value of TBA Sale Commitments represents (0.1)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.7	MSC	USD	500,000	(3.00%)	01/17/47	Monthly	$33,232	$—	$17,846	$(15,386)
CMBX.NA.BBB-.7	MSC	USD	410,000	(3.00%)	01/17/47	Monthly	24,911	—	9,370	(15,541)
CMBX.NA.BBB-.8	MSC	USD	500,000	(3.00%)	10/17/57	Monthly	44,477	—	32,419	(12,058)
CMBX.NA.BBB-.8	MSC	USD	420,000	(3.00%)	10/17/57	Monthly	37,561	—	9,913	(27,648)
CMBX.NA.BBB-.9	BCLY	USD	75,000	(3.00%)	09/17/58	Monthly	2,964	—	(7,690)	(10,654)

Total							$143,145	$—	$61,858	$(81,287)

Total traded indices							$143,145	$—	$61,858	$(81,287)

Credit default swaps on single-name issues:
Buy protection:
China Republic	BOA	USD	1,380,000	(1.00%)	06/20/24	Quarterly	$—	$(33,826)	$(39,145)	$(5,319)
Japan Government 20 Year Bond	BOA	USD	1,705,000	(1.00%)	06/20/24	Quarterly	—	(61,215)	(63,934)	(2,719)
Japan Government 20 Year Bond	BNP	USD	1,705,000	(1.00%)	06/20/24	Quarterly	—	(59,588)	(64,417)	(4,829)
Republic of Korea	BOA	USD	3,430,000	(1.00%)	06/20/24	Quarterly	—	(107,938)	(118,369)	(10,431)

Total							$—	$(262,567)	$(285,865)	$(23,298)

Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC	USD	350,000	5.00%	12/20/23	Quarterly	$2,962	$—	$(30,840)	$(33,802)

Total single-name issues							$2,962	$(262,567)	$(316,705)	$(57,100)

Total OTC contracts							$146,107	$(262,567)	$(254,847)	$(138,387)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.32.V1	USD	211,000	(1.00%)	06/20/24	Quarterly	$(4,195)	$(6,691)	$(2,496)
ITRAXX.EUR.31.V2	EUR	7,820,000	(1.00%)	06/20/24	Quarterly	(200,388)	(214,307)	(13,919)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total	$(204,583)	$(220,998)	$(16,415)

Total	$(204,583)	$(220,998)	$(16,415)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2019

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BNP	3 Mo. ILS TELBOR	2.38% Fixed	ILS	4,750,000	03/20/29	Annual	$—	$(272)	$149,356	$149,628
BNP	3 Mo. ILS TELBOR	2.10% Fixed	ILS	1,690,000	03/20/29	Annual	4,477	—	40,890	36,413

Total							$4,477	$(272)	$190,246	$186,041

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	1.85% Fixed	USD	870,000	11/30/21	Semi-Annual	$—	$—	$(5,105)	$(5,105)
3 Mo. USD LIBOR	2.00% Fixed	USD	220,000	03/21/23	Semi-Annual	755	—	(1,693)	(2,448)
3 Mo. USD LIBOR	2.95% Fixed	USD	121,000	06/18/23	Semi-Annual	—	—	(507)	(507)
3 Mo. USD LIBOR	3.00% Fixed	USD	612,000	04/30/25	Semi-Annual	2,507	—	(42,295)	(44,802)
3 Mo. USD LIBOR	2.79% Fixed	USD	628,000	09/30/25	Semi-Annual	—	—	(33,694)	(33,694)
3 Mo. USD LIBOR	2.24% Fixed	USD	93,000	05/24/26	Semi-Annual	—	—	(9,111)	(9,111)
3 Mo. USD LIBOR	1.92% Fixed	USD	55,000	06/21/26	Semi-Annual	—	—	1,742	1,742
3 Mo. USD LIBOR	1.80% Fixed	USD	55,000	06/24/26	Semi-Annual	—	—	(120)	(120)
3 Mo. USD LIBOR	2.88% Fixed	USD	50,000	12/31/48	Semi-Annual	—	—	(7,542)	(7,542)
3 Mo. USD LIBOR	2.87% Fixed	USD	25,000	01/28/49	Semi-Annual	—	—	(7,460)	(7,460)
6 Mo. NOK NIBOR	1.89% Fixed	NOK	510,000	06/19/24	Annual	—	—	29	29
6 Mo. NOK NIBOR	1.88% Fixed	NOK	3,670,000	06/19/24	Annual	—	—	(143)	(143)
6 Mo. NOK NIBOR	2.06% Fixed	NOK	270,000	06/19/29	Annual	—	—	600	600
6 Mo. NOK NIBOR	2.04% Fixed	NOK	1,930,000	06/19/29	Annual	—	—	(850)	(850)
6 Mo. NOK NIBOR	1.79% Fixed	NOK	12,695,000	08/01/29	Annual	—	—	845	845
MXN-TIIE-Banxico-Bloomberg	8.05% Fixed	MXN	29,600,000	09/06/28	Monthly	—	—	81,728	81,728
MXN-TIIE-Banxico-Bloomberg	8.41% Fixed	MXN	8,185,000	09/06/28	Monthly	9,008	—	30,807	21,799

Total						$12,270	$—	$7,231	$(5,039)

OTC Total Return Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments Received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Eurex Stoxx Bank	GSC	EUR	819,180	—	09/20/19	Annual	$—	$—	$(7,915)	$(7,915)

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
40,000 AUD	27,636 USD	DEUT	08/06/19	$—	$(276)
35,000 AUD	24,349 USD	HSBC	08/06/19	—	(409)
30,000 AUD	21,015 USD	BMO	08/06/19	—	(494)
35,000 AUD	24,511 USD	CBA	08/06/19	—	(571)
171,000 AUD	119,893 USD	MSC	08/06/19	—	(2,927)
155,000 AUD	109,184 USD	CIBC	08/06/19	—	(3,163)
631,000 AUD	436,909 USD	JPM	08/06/19	—	(5,295)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

474,000	AUD	330,669	USD	GSC	08/06/19	—	(6,447)
965,000	AUD	673,296	USD	BCLY	08/06/19	—	(13,224)
1,481,000	AUD	1,031,435	USD	CBK	08/06/19	—	(18,413)
1,757,000	AUD	1,214,430	USD	HSBC	08/30/19	—	(11,482)
16,000	AUD	10,967	USD	CBK	09/05/19	—	(11)
45,000	BRL	11,707	USD	GSC	08/02/19	83	—
75,000	BRL	19,701	USD	DEUT	08/02/19	—	(51)
15,000	BRL	3,984	USD	UBS	08/02/19	—	(54)
125,000	BRL	33,201	USD	HSBC	08/02/19	—	(452)
647,000	BRL	172,503	USD	JPM	08/02/19	118	(3,111)
2,096,000	BRL	553,621	USD	BOA	08/02/19	—	(4,482)
2,545,000	BRL	674,495	USD	MSC	08/02/19	234	(7,956)
333,000	BRL	87,647	USD	BOA	09/04/19	—	(605)
12,000	CAD	9,149	USD	CBK	08/06/19	—	(55)
15,000	CAD	11,502	USD	CSFB	08/06/19	—	(135)
51,000	CAD	38,847	USD	MSC	08/06/19	—	(201)
30,000	CAD	22,976	USD	GSC	08/06/19	—	(243)
70,000	CAD	53,332	USD	BCLY	08/06/19	—	(288)
90,000	CAD	68,559	USD	DEUT	08/06/19	—	(358)
153,000	CAD	116,737	USD	JPM	08/06/19	—	(798)
110,000	CAD	84,241	USD	CIBC	08/06/19	—	(885)
4,730,000	CAD	3,594,080	USD	UBS	08/30/19	—	(7,894)
75,000	CAD	57,153	USD	GSC	09/05/19	—	(285)
5,000	CHF	5,063	USD	MSC	08/06/19	—	(33)
5,000	CHF	5,145	USD	GSC	08/06/19	—	(115)
77,000	CHF	78,333	USD	JPM	08/06/19	—	(867)
87,000	CHF	89,050	USD	BCLY	08/06/19	—	(1,524)
404,000	CHF	410,846	USD	BNP	08/30/19	—	(3,481)
11,000,000	CLP	15,782	USD	BNP	08/06/19	—	(157)
32,600,000	CLP	46,666	USD	BCLY	08/06/19	—	(359)
9,094,000	CLP	13,067	USD	UBS	08/30/19	—	(148)
85,000	CNH	12,265	USD	HSBC	09/18/19	34	—
119,000	CNH	17,379	USD	BCLY	09/18/19	—	(160)
3,327,000	CNH	483,177	USD	GSC	09/18/19	30	(1,807)
510,000	CNY	74,083	USD	BCLY	08/30/19	—	(29)
22,205,000	CNY	3,231,698	USD	HSBC	08/30/19	—	(7,461)
66,100,000	COP	20,777	USD	BCLY	08/06/19	—	(639)
138,600,000	COP	43,359	USD	MSC	08/06/19	—	(1,132)
3,569,490,000	COP	1,106,407	USD	BNP	08/30/19	—	(20,525)
15,000	CZK	659	USD	DEUT	08/06/19	—	(13)
785,000	CZK	35,079	USD	MSC	08/06/19	—	(1,272)
10,000	EUR	11,333	USD	BCLY	08/06/19	—	(258)
25,000	EUR	28,266	USD	MSC	08/06/19	—	(577)
22,000	EUR	25,126	USD	GSC	08/06/19	—	(760)
230,000	EUR	260,182	USD	HSBC	08/06/19	—	(5,450)
1,470,000	EUR	1,655,938	USD	CBK	08/06/19	—	(27,867)
3,456,000	EUR	3,893,324	USD	JPM	08/06/19	—	(65,695)
2,465,000	EUR	2,753,213	USD	GSC	08/30/19	—	(17,505)
5,000	EUR	5,551	USD	BCLY	09/05/19	1	—
5,000	EUR	5,552	USD	MSC	09/05/19	—	(1)
22,000	GBP	26,911	USD	BCLY	08/06/19	—	(149)
30,000	GBP	37,196	USD	CBK	08/06/19	—	(702)
45,000	GBP	56,412	USD	MSC	08/06/19	—	(1,673)
46,000	GBP	57,671	USD	GSC	08/06/19	—	(1,715)
75,000	GBP	93,742	USD	SSG	08/06/19	$ —	$(2,509)
113,000	GBP	140,134	USD	JPM	08/06/19	16	(2,693)
3,549,000	GBP	4,431,721	USD	JPM	08/30/19	—	(109,041)
4,800,000	HUF	16,657	USD	DEUT	08/06/19	—	(359)
24,500,000	HUF	84,782	USD	BCLY	08/06/19	—	(1,596)
102,704,000	HUF	352,018	USD	CBK	08/30/19	—	(2,762)
2,632,000,000	IDR	185,313	USD	BCLY	08/06/19	2,336	—
4,039,909,000	IDR	287,710	USD	BNP	08/30/19	—	(509)
2,632,000,000	IDR	187,051	USD	BNP	09/05/19	—	(35)
460,000	ILS	129,333	USD	HSBC	08/06/19	1,715	—
235,000	ILS	66,044	USD	BNP	08/06/19	904	—
225,000	ILS	63,456	USD	CBK	08/06/19	643	—

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

25,000	ILS	7,019	USD	DEUT	08/06/19	103	—
2,000	ILS	568	USD	MSC	08/30/19	3	—
35,272,000	INR	508,275	USD	MSC	08/06/19	4,239	(15)
4,260,000	INR	61,568	USD	JPM	08/06/19	330	—
870,000	INR	12,614	USD	CSFB	08/06/19	27	—
238,738,000	INR	3,448,973	USD	BCLY	08/30/19	10,748	—
14,361,000	INR	207,859	USD	UBS	09/05/19	146	—
600,000	JPY	5,584	USD	GSC	08/06/19	—	(66)
2,100,000	JPY	19,469	USD	BCLY	08/06/19	—	(158)
3,000,000	JPY	27,801	USD	DEUT	08/06/19	—	(213)
34,188,000	JPY	314,863	USD	HSBC	08/06/19	—	(473)
151,376,000	JPY	1,402,531	USD	JPM	08/06/19	—	(10,490)
357,542,000	JPY	3,309,897	USD	ANZ	08/06/19	—	(21,969)
360,343,000	JPY	3,352,752	USD	MSC	08/06/19	—	(39,068)
18,100,000	JPY	167,037	USD	MSC	08/30/19	—	(276)
473,951,000	JPY	4,370,637	USD	BMO	08/30/19	—	(3,978)
1,000,000	JPY	9,233	USD	GSC	09/05/19	—	(16)
60,900,000	JPY	569,993	USD	CIBC	09/18/19	—	(8,120)
51,940,000	KRW	43,969	USD	JPM	08/06/19	—	(58)
15,810,000	KRW	13,478	USD	CSFB	08/06/19	—	(112)
85,200,000	KRW	72,200	USD	MSC	08/06/19	—	(172)
48,390,000	KRW	41,540	USD	BOA	08/06/19	—	(631)
8,235,000	MXN	427,093	USD	CBK	08/06/19	2,190	—
650,000	MXN	33,979	USD	DEUT	08/06/19	—	(95)
660,000	MXN	34,506	USD	SSG	08/06/19	25	(126)
1,040,000	MXN	54,527	USD	BCLY	08/06/19	—	(311)
12,594,000	MXN	659,097	USD	RBC	08/30/19	—	(5,409)
80,000	MXN	4,190	USD	GSC	09/05/19	—	(41)
372,000	NOK	42,874	USD	BCLY	08/06/19	—	(865)
360,000	NOK	42,003	USD	DEUT	08/06/19	—	(1,348)
433,000	NOK	50,599	USD	MSC	08/06/19	—	(1,700)
510,000	NOK	59,643	USD	CSFB	08/06/19	—	(2,050)
980,000	NOK	113,824	USD	CBK	08/06/19	—	(3,154)
1,913,000	NOK	221,389	USD	JPM	08/06/19	—	(5,358)
1,393,000	NOK	161,243	USD	BNP	08/30/19	—	(3,814)
15,423,000	NOK	1,763,705	USD	BCLY	08/30/19	—	(20,690)
60,000	NOK	6,839	USD	GSC	09/05/19	—	(57)
167,000	NOK	19,005	USD	BCLY	09/05/19	—	(128)
324,000	NOK	36,859	USD	JPM	09/05/19	2	(240)
216,000	NOK	24,667	USD	MSC	09/05/19	—	(253)
730,000	NOK	83,487	USD	CBK	09/05/19	—	(976)
8,000	NZD	5,370	USD	BNP	08/06/19	—	(116)
35,000	NZD	23,570	USD	DEUT	08/06/19	—	(586)
78,000	NZD	52,057	USD	BCLY	08/06/19	—	(835)
137,000	NZD	90,965	USD	JPM	08/06/19	—	(998)
136,000	NZD	90,513	USD	MSC	08/06/19	—	(1,203)
9,000	NZD	5,924	USD	CBK	09/05/19	—	(10)
9,000	NZD	5,942	USD	MSC	09/05/19	—	(28)
18,000	NZD	11,866	USD	JPM	09/05/19	—	(38)
15,000	NZD	9,906	USD	GSC	09/05/19	—	(50)
622,000	PEN	188,639	USD	JPM	08/06/19	—	(400)
34,919,000	PHP	681,081	USD	MSC	08/30/19	4,392	—
20,000	PLN	5,368	USD	GSC	08/06/19	—	(208)
2,537,000	PLN	664,634	USD	CBK	08/30/19	—	(9,575)
50,000	PLN	12,992	USD	DEUT	09/05/19	—	(80)
2,510,000	RUB	39,745	USD	DEUT	08/06/19	—	(342)
23,933,000	RUB	377,175	USD	JPM	08/06/19	—	(1,464)
70,000	SEK	7,394	USD	GSC	08/06/19	—	(146)
210,000	SEK	22,590	USD	MSC	08/06/19	—	(844)
771,000	SEK	81,478	USD	BCLY	08/06/19	—	(1,638)
1,247,000	SEK	132,996	USD	JPM	08/06/19	—	(3,864)
12,944,000	SEK	1,374,044	USD	JPM	08/30/19	—	(31,043)
107,000	SEK	11,089	USD	JPM	09/05/19	15	—
106,000	SEK	11,090	USD	MSC	09/05/19	—	(88)
210,000	SEK	21,946	USD	GSC	09/05/19	—	(150)
215,000	SEK	22,493	USD	BCLY	09/05/19	—	(177)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

5,000	SGD	3,683	USD	RBC	08/06/19	—	(44)
5,000	SGD	3,697	USD	SCB	08/06/19	—	(58)
20,000	SGD	14,757	USD	DEUT	08/06/19	—	(201)
35,000	SGD	25,772	USD	BCLY	08/06/19	—	(300)
412,000	SGD	304,441	USD	HSBC	08/06/19	—	(4,592)
14,679,000	THB	479,314	USD	JPM	08/06/19	—	(1,966)
1,876,000	TRY	318,355	USD	BCLY	08/06/19	16,972	—
3,687,000	TRY	635,329	USD	JPM	08/29/19	16,946	—
229,000	TRY	34,514	USD	MSC	09/04/19	5,925	—
229,000	TRY	38,464	USD	DEUT	09/04/19	1,974	—
229,000	TRY	38,464	USD	DEUT	01/15/20	148	—
76,000	TRY	11,472	USD	MSC	01/24/20	1,303	—
76,000	TRY	12,730	USD	DEUT	01/24/20	45	—
1,368,000	TWD	44,037	USD	HSBC	08/06/19	—	(28)
495,000	TWD	16,017	USD	BOA	08/06/19	—	(93)
2,750,000	TWD	88,652	USD	JPM	08/06/19	—	(185)
2,287,000	TWD	73,790	USD	MSC	08/06/19	—	(217)
5,415,000	TWD	174,483	USD	JPM	09/05/19	12	—
140,188	USD	200,000	AUD	HSBC	08/06/19	3,386	—
92,094	USD	131,000	AUD	JPM	08/06/19	2,490	—
57,603	USD	82,000	AUD	BCLY	08/06/19	1,513	—
110,948	USD	160,000	AUD	CIBC	08/06/19	1,506	—
30,165	USD	43,000	AUD	TDB	08/06/19	753	—
20,430	USD	29,000	AUD	CBK	08/06/19	594	—
20,990	USD	30,000	AUD	SSG	08/06/19	469	—
24,359	USD	35,000	AUD	CSFB	08/06/19	418	—
1,482,613	USD	2,145,000	AUD	HSBC	08/30/19	14,018	—
41,404	USD	60,000	AUD	GSC	09/05/19	319	—
34,399	USD	50,000	AUD	CSFB	09/05/19	161	—
5,523	USD	8,000	AUD	JPM	09/05/19	45	—
556,136	USD	2,096,000	BRL	BOA	08/02/19	6,998	—
171,851	USD	647,000	BRL	JPM	08/02/19	2,341	—
19,921	USD	75,000	BRL	DEUT	08/02/19	271	—
11,953	USD	45,000	BRL	GSC	08/02/19	163	—
32,912	USD	125,000	BRL	HSBC	08/02/19	163	—
3,949	USD	15,000	BRL	UBS	08/02/19	19	—
658,802	USD	2,545,000	BRL	MSC	08/02/19	57	(8,027)
464,027	USD	1,763,000	BRL	BOA	09/04/19	3,202	—
94,979	USD	358,000	BRL	MSC	09/04/19	1,402	—
22,929	USD	87,000	BRL	BNP	09/04/19	188	—
134,551	USD	176,000	CAD	JPM	08/06/19	1,180	—
83,811	USD	110,000	CAD	DEUT	08/06/19	454	—
61,808	USD	81,000	CAD	BOA	08/06/19	428	—
52,668	USD	69,000	CAD	BCLY	08/06/19	381	—
50,364	USD	66,000	CAD	CBK	08/06/19	352	—
28,226	USD	37,000	CAD	MSC	08/06/19	188	—
19,121	USD	25,000	CAD	BNP	08/06/19	177	—
26,668	USD	35,000	CAD	CSFB	08/06/19	146	—
3,812	USD	5,000	CAD	GSC	08/06/19	23	—
695,261	USD	915,000	CAD	UBS	08/30/19	1,527	—
19,038	USD	25,000	CAD	BCLY	09/05/19	82	—
22,771	USD	30,000	CAD	CBA	09/05/19	24	—
5,330	USD	7,000	CAD	JPM	09/05/19	22	—
19,732	USD	26,000	CAD	MSC	09/05/19	19	—
98,210	USD	97,000	CHF	JPM	08/06/19	623	—
34,460	USD	34,000	CHF	BCLY	08/06/19	254	—
17,221	USD	17,000	CHF	MSC	08/06/19	119	—
104,745	USD	103,000	CHF	BNP	08/30/19	887	—
18,224	USD	18,000	CHF	MSC	09/05/19	65	—
12,140	USD	12,000	CHF	BCLY	09/05/19	34	—
12,133	USD	12,000	CHF	JPM	09/05/19	27	—
6,055	USD	6,000	CHF	CBK	09/05/19	2	—
63,101	USD	43,600,000	CLP	HSBC	08/06/19	1,168	—
539,193	USD	375,257,000	CLP	UBS	08/30/19	6,093	—
45,494	USD	31,800,000	CLP	BCLY	09/05/19	316	—
391,322	USD	2,714,000	CNH	BCLY	09/18/19	100	(1,481)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,731,335	USD	11,896,000	CNY	HSBC	08/30/19	3,997	—
89,137	USD	615,000	CNY	BCLY	08/30/19	—	(163)
126,553	USD	404,277,000	COP	BCLY	08/06/19	3,384	—
56,041	USD	181,200,000	COP	GSC	08/06/19	835	—
45,634	USD	147,200,000	COP	HSBC	08/06/19	787	—
3,666	USD	12,100,000	COP	UBS	09/05/19	—	(14)
32,788	USD	750,000	CZK	CBK	08/06/19	490	—
17,612	USD	400,000	CZK	BCLY	08/06/19	386	—
14,858	USD	340,000	CZK	DEUT	08/06/19	216	—
632,744	USD	14,491,000	CZK	BNP	08/30/19	8,420	—
6,267,163	USD	5,510,000	EUR	BCLY	08/06/19	164,663	—
2,469,982	USD	2,216,000	EUR	JPM	08/06/19	15,690	—
174,984	USD	155,000	EUR	CSFB	08/06/19	3,317	—
426,644	USD	383,000	EUR	MSC	08/06/19	2,461	—
117,136	USD	104,000	EUR	CBK	08/06/19	1,953	—
74,200	USD	66,000	EUR	DEUT	08/06/19	1,103	—
312,250	USD	281,000	EUR	GSC	08/06/19	1,034	—
7,075,701	USD	6,335,000	EUR	GSC	08/30/19	44,988	—
29,011	USD	26,000	EUR	CIBC	08/30/19	156	—
77,029	USD	69,000	EUR	GSC	09/05/19	420	—
43,589	USD	39,000	EUR	DEUT	09/05/19	289	—
12,303	USD	11,000	EUR	MSC	09/05/19	90	—
5,593	USD	5,000	EUR	BCLY	09/05/19	42	—
130,188	USD	103,000	GBP	BCLY	08/06/19	4,894	—
195,706	USD	158,000	GBP	BOA	08/06/19	3,508	—
99,608	USD	80,000	GBP	JPM	08/06/19	2,292	—
52,679	USD	42,000	GBP	MSC	08/06/19	1,589	—
32,484	USD	26,000	GBP	ANZ	08/06/19	856	—
12,506	USD	10,000	GBP	CBK	08/06/19	342	—
6,212	USD	5,000	GBP	GSC	08/06/19	130	—
4,993	USD	4,000	GBP	DEUT	08/06/19	127	—
861,620	USD	690,000	GBP	JPM	08/30/19	21,200	—
33,104	USD	27,000	GBP	UBS	08/30/19	218	—
12,236	USD	10,000	GBP	MSC	09/05/19	53	—
7,359	USD	6,000	GBP	GSC	09/05/19	49	—
37,815	USD	31,000	GBP	CIBC	09/05/19	48	—
219,702	USD	62,446,000	HUF	MSC	08/06/19	7,673	—
95,485	USD	28,000,000	HUF	BCLY	08/06/19	414	—
12,578	USD	3,700,000	HUF	JPM	08/06/19	15	—
187,732	USD	2,632,000,000	IDR	BNP	08/06/19	83	—
2,290,558	USD	32,163,101,000	IDR	BNP	08/30/19	4,055	—
165,555	USD	590,000	ILS	BNP	08/06/19	—	(2,527)
1,762,471	USD	6,205,000	ILS	MSC	08/30/19	—	(7,933)
25,153	USD	1,730,000	INR	BCLY	08/06/19	51	(34)
8,285	USD	570,000	INR	BNP	08/06/19	3	—
3,200	USD	220,000	INR	DEUT	08/06/19	3	—
103,924	USD	7,160,000	INR	MSC	08/06/19	98	(208)
208,501	USD	14,361,000	INR	UBS	08/06/19	—	(163)
28,878	USD	2,000,000	INR	GSC	08/06/19	—	(182)
2,325,495	USD	160,981,000	INR	BCLY	08/30/19	—	(7,393)
7,237	USD	500,000	INR	BCLY	09/05/19	—	(5)
4,668,563	USD	504,710,000	JPY	JPM	08/06/19	27,292	—
3,011,923	USD	324,881,000	JPY	CBK	08/06/19	24,344	—
259,959	USD	27,943,000	JPY	HSBC	08/06/19	2,998	—
321,865	USD	34,714,000	JPY	MSC	08/06/19	2,638	—
60,254	USD	6,500,000	JPY	DEUT	08/06/19	481	—
98,696	USD	10,700,000	JPY	SSG	08/06/19	299	—
23,719	USD	2,567,000	JPY	BCLY	08/06/19	114	—
7,844,491	USD	850,655,000	JPY	BMO	08/30/19	7,141	—
657,706	USD	71,334,000	JPY	JPM	09/05/19	238	(9)
5,667	USD	615,000	JPY	MSC	09/05/19	—	(2)
565,324	USD	60,900,000	JPY	GSC	09/18/19	3,451	—
85,284	USD	98,430,000	KRW	BNP	08/06/19	2,071	—
10,974	USD	12,680,000	KRW	UBS	08/06/19	254	—
8,970	USD	10,600,000	KRW	MSC	08/06/19	8	—
114,314	USD	135,220,000	KRW	HSBC	08/06/19	44	(46)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

693,271	USD	817,477,000	KRW	BNP	08/30/19	1,666	—
47,044	USD	55,590,000	KRW	MSC	09/05/19	6	—
68,727	USD	1,312,000	MXN	JPM	08/06/19	333	—
12,632	USD	240,000	MXN	MSC	08/06/19	121	—
4,216	USD	80,000	MXN	GSC	08/06/19	46	—
10,328	USD	200,000	MXN	BCLY	08/06/19	—	(98)
3,229,964	USD	61,718,000	MXN	RBC	08/30/19	26,506	—
260,540	USD	2,227,000	NOK	JPM	08/06/19	9,046	—
32,488	USD	280,000	NOK	DEUT	08/06/19	868	—
23,640	USD	205,000	NOK	BCLY	08/06/19	489	—
12,432	USD	107,000	NOK	MSC	08/06/19	348	—
5,871	USD	50,000	NOK	GSC	08/06/19	225	—
1,739,985	USD	15,032,000	NOK	BNP	08/30/19	41,158	—
653,223	USD	980,000	NZD	CBK	08/06/19	9,672	—
209,530	USD	312,000	NZD	JPM	08/06/19	4,643	—
219,035	USD	330,000	NZD	BCLY	08/06/19	2,329	—
80,013	USD	119,000	NZD	MSC	08/06/19	1,868	—
70,499	USD	105,000	NZD	ANZ	08/06/19	1,547	—
20,071	USD	30,000	NZD	CIBC	08/06/19	371	—
6,699	USD	10,000	NZD	SSG	08/06/19	132	—
768,597	USD	1,159,000	NZD	UBS	08/30/19	7,076	—
5,913	USD	9,000	NZD	BCLY	09/05/19	—	(1)
5,899	USD	9,000	NZD	JPM	09/05/19	—	(15)
32,896	USD	123,000	PLN	JPM	08/06/19	1,158	—
31,504	USD	120,000	PLN	DEUT	08/06/19	539	—
15,647	USD	60,000	PLN	BCLY	08/06/19	165	—
708,384	USD	2,704,000	PLN	CBK	08/30/19	10,205	—
33,341	USD	2,110,000	RUB	DEUT	08/06/19	217	—
8,997	USD	570,000	RUB	GSC	08/06/19	49	—
4,119,352	USD	261,136,000	RUB	GSC	08/30/19	34,730	—
272,790	USD	2,544,000	SEK	JPM	08/06/19	9,352	—
69,518	USD	655,000	SEK	BCLY	08/06/19	1,689	—
35,911	USD	340,000	SEK	BNP	08/06/19	703	—
23,458	USD	220,000	SEK	CSFB	08/06/19	676	—
14,676	USD	138,000	SEK	MSC	08/06/19	386	—
11,743	USD	110,000	SEK	DEUT	08/06/19	352	—
181,020	USD	247,000	SGD	JPM	08/06/19	1,257	—
46,248	USD	63,000	SGD	HSBC	08/06/19	397	—
58,334	USD	80,000	SGD	MSC	08/06/19	111	—
3,673	USD	5,000	SGD	SCB	08/06/19	34	—
3,668	USD	5,000	SGD	DEUT	08/06/19	29	—
845,843	USD	1,154,000	SGD	JPM	08/30/19	5,635	—
19,887	USD	610,000	THB	GSC	08/06/19	50	—
25,206	USD	780,000	THB	BCLY	08/06/19	—	(159)
28,430	USD	880,000	THB	JPM	08/06/19	—	(187)
39,117	USD	1,210,000	THB	MSC	08/06/19	—	(231)
4,531	USD	140,000	THB	JPM	08/30/19	—	(25)
5,213	USD	160,000	THB	JPM	09/05/19	6	—
38,427	USD	229,000	TRY	MSC	09/04/19	—	(2,012)
34,307	USD	229,000	TRY	DEUT	09/04/19	—	(6,132)
14,187	USD	80,000	TRY	GSC	09/05/19	65	—
34,307	USD	229,000	TRY	DEUT	01/15/20	—	(4,305)
12,716	USD	76,000	TRY	MSC	01/24/20	—	(59)
11,320	USD	76,000	TRY	DEUT	01/24/20	—	(1,456)
5,136	USD	160,000	TWD	BNP	08/06/19	—	(11)
174,158	USD	5,415,000	TWD	JPM	08/06/19	—	(42)
42,536	USD	1,325,000	TWD	BCLY	08/06/19	—	(89)
239,697	USD	3,411,000	ZAR	BCLY	08/06/19	2,136	—
61,992	USD	870,000	ZAR	JPM	08/06/19	1,400	—
54,978	USD	770,000	ZAR	UBS	08/06/19	1,351	—
37,233	USD	530,000	ZAR	SCB	08/06/19	321	—
270,000	ZAR	18,980	USD	CSFB	08/06/19	—	(175)
190,000	ZAR	13,417	USD	GSC	08/06/19	—	(184)
660,000	ZAR	47,542	USD	UBS	08/06/19	—	(1,577)
706,000	ZAR	49,456	USD	BOA	08/30/19	—	(423)
5,180,000	ZAR	370,747	USD	HSBC	08/30/19	—	(10,992)

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total	$682,084	$(622,500)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CDX.NA.IG	Credit Derivatives North American Investment Grade

The Hartford Global All-Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
FTSE	Financial Times and Stock Exchange
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors
SGX	Singapore Exchange

Other Abbreviations:
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
TBA	To Be Announced
TELBOR	Tel Aviv Interbank Offered Rate
TIIE	Interbank Equilibrium Interest Rate

The Hartford Global All-Asset Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$4,962,809	$—	$4,962,809	$—
Corporate Bonds	5,247,665	—	5,247,665	—
Foreign Government Obligations	20,507,870	—	20,507,870	—
U.S. Government Agencies	3,526,992	—	3,526,992	—
U.S. Government Securities	7,547,727	—	7,547,727	—
Common Stocks
Argentina	51,482	51,482	—	—
Australia	719,003	19,928	699,075	—
Austria	155,896	54,428	101,468	—
Belgium	81,089	14,375	66,714	—
Bermuda	564,177	564,177	—	—
Brazil	56,968	56,968	—	—
Canada	2,776,136	2,776,136	—	—
China	1,759,499	237,558	1,521,941	—
Croatia	78,624	—	78,624	—
Czech Republic	25,899	—	25,899	—
Denmark	56,468	8,707	47,761	—
Egypt	330,462	—	330,462	—
Estonia	14,860	—	14,860	—
Finland	92,063	29,210	62,853	—
France	1,602,033	—	1,602,033	—
Germany	674,486	83,827	590,659	—
Greece	160,284	160,284	—	—
Hong Kong	468,419	8,364	460,055	—
Iceland	116,100	116,100	—	—
India	2,495,084	212,335	2,282,749	—
Indonesia	115,558	18,180	97,378	—
Ireland	133,609	73,452	60,157	—
Israel	19,159	19,159	—	—
Italy	483,213	—	483,213	—
Japan	8,120,169	39,563	8,080,606	—
Luxembourg	68,897	24,355	44,542	—
Malaysia	2,655	—	2,655	—
Mexico	66,394	66,394	—	—
Monaco	215,098	215,098	—	—
Netherlands	1,531,936	447,695	1,084,241	—
New Zealand	75,942	57,056	18,886	—
Norway	87,731	—	87,731	—
Philippines	16,617	—	16,617	—
Portugal	36,829	—	36,829	—
Russia	137,594	61,843	75,751	—
Singapore	3,537	3,537	—	—
South Africa	248,157	12,066	236,091	—
South Korea	371,965	260,525	111,440	—
Spain	405,245	1,689	403,556	—
Sweden	252,521	56,398	196,123	—
Switzerland	1,732,427	355,925	1,376,502	—
Taiwan	542,768	—	542,768	—
Thailand	13,503	13,503	—	—
United Kingdom	1,652,038	393,948	1,258,090	—
United States	29,995,882	29,842,471	153,411	—
Convertible Bonds	718,436	—	718,436	—
Exchange-Traded Funds	14,823,044	14,765,568	57,476	—
Preferred Stocks	356,142	7,938	262,281	85,923
Short-Term Investments	36,897,406	36,897,406	—	—
Purchased Options	182,392	—	182,392	—
Foreign Currency Contracts(2)	682,084	—	682,084	—
Futures Contracts(2)	532,568	532,568	—	—
Swaps - Interest Rate(2)	292,784	—	292,784	—

Total	$154,886,395	$88,560,216	$66,240,256	$85,923

The Hartford Global All-Asset Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Liabilities
Foreign Currency Contracts(2)	$(622,500)	$—	$(622,500)	$—
Futures Contracts(2)	(280,996)	(280,996)	—	—
Swaps - Credit Default(2)	(154,802)	—	(154,802)	—
Swaps - Interest Rate(2)	(111,782)	—	(111,782)	—
Swaps - Total Return(2)	(7,915)	—	(7,915)	—
TBA Sale Commitments	(107,315)	—	(107,315)	—
Written Options	(64,254)	—	(64,254)	—

Total	$(1,349,564)	$(280,996)	$(1,068,568)	$—

(1) For the period ended July 31, 2019, investments valued at $244,201 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 57.3%
	Automobiles & Components - 0.1%
23,269	NOK Corp.	$341,615

	Banks - 2.4%
97,872	Banca Popolare dell’Emilia Romagna SC	364,150
86,287	Bank of Ireland Group plc	380,757
200,378	CaixaBank S.A.	496,626
55,887	HSBC Holdings plc	447,570
15,160	KB Financial Group, Inc.	553,974
144,703	Mitsubishi UFJ Financial Group, Inc.	714,688
249,351	Mizuho Financial Group, Inc.	353,909
113,200	Resona Holdings, Inc.	461,477
19,306	Societe Generale S.A.	472,894
68,153	Standard Chartered plc	560,879
17,624	Sumitomo Mitsui Financial Group, Inc.	616,307
12,030	Sumitomo Mitsui Trust Holdings, Inc.	411,165
264,119	Unicaja Banco S.A.(1)	208,007
55,598	UniCredit S.p.A.	654,640

		6,697,043

	Capital Goods - 1.8%
5,413	Advanced Drainage Systems, Inc.	178,250
939	AGCO Corp.	72,303
3,672	Altra Industrial Motion Corp.	105,497
47,547	Arconic, Inc.	1,190,577
832	Argan, Inc.	34,237
3,349	Caesarstone Ltd.(2)	47,120
29,741	Chiyoda Corp.*(2)	79,855
21,643	Cie de Saint-Gobain	829,113
2,371	Deere & Co.	392,756
6,076	Fortune Brands Home & Security, Inc.	333,815
1,866	Granite Construction, Inc.	66,243
889	Greenbrier Cos., Inc.	25,701
8,301	JELD-WEN Holding, Inc.*	181,875
25,145	JGC Corp.	327,372
2,185	Kubota Corp.	33,705
423	Lindsay Corp.	38,586
1,252	Middleby Corp.*	168,244
9,812	Milacron Holdings Corp.*	165,234
1,914	Owens Corning	111,012
5,870	Vinci S.A.	603,810
18,803	Yellow Cake plc*(1)	48,477

		5,033,782

	Commercial & Professional Services - 0.3%
11,622	Adecco Group AG	634,085
4,092	Clean Harbors, Inc.*	318,399

		952,484

	Consumer Durables & Apparel - 0.4%
1,045	Cavco Industries, Inc.*	185,331
5,810	Century Communities, Inc.*	160,182
1,406	D.R. Horton, Inc.	64,578
5,347	Lennar Corp. Class A	254,357
598	LGI Homes, Inc.*	42,033
79	Mohawk Industries, Inc.*	9,850
12,733	Skyline Champion Corp.*	362,890
7,482	TRI Pointe Group, Inc.*	102,429

		1,181,650

	Diversified Financials - 0.6%
2,013	Berkshire Hathaway, Inc. Class B*	413,531
11,382	Julius Baer Group Ltd.*	486,382
60,877	UBS Group AG*	679,499

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

50,538	Uranium Participation Corp.*	$165,805

		1,745,217

	Energy - 26.2%
108,323	Advantage Oil & Gas Ltd.*(2)	155,122
9,200	Anadarko Petroleum Corp.	677,672
2,138	Antero Resources Corp.*	9,856
5,287	Apache Corp.	129,109
36,906	ARC Resources Ltd.	188,752
5,622	Baker Hughes a GE Co.	142,743
300	Borr Drilling Ltd.*	2,931
474,251	BP plc	3,137,998
27,221	BP plc ADR	1,081,763
7,737	Brigham Minerals, Inc. Class A*(2)	165,959
9,281	Cabot Oil & Gas Corp.	177,824
5,212	Caltex Australia Ltd.	95,865
39,623	Cameco Corp.	363,866
33,818	Canacol Energy Ltd.*	128,887
10,360	Canadian Natural Resources Ltd.	262,415
4,034	Centennial Resource Development, Inc. Class A*	24,002
2,329	Chaparral Energy, Inc. Class A*(2)	8,268
14,536	Chevron Corp.	1,789,527
437,922	China Oilfield Services Ltd. Class H	494,011
64,400	China Shenhua Energy Co., Ltd. Class H	127,226
453	Cimarex Energy Co.	22,953
454,220	CNOOC Ltd.	748,901
3,595	CNOOC Ltd. ADR	594,361
6,123	Concho Resources, Inc.	598,095
10,069	ConocoPhillips	594,877
141	Continental Resources, Inc.*	5,241
6,795	Devon Energy Corp.	183,465
6,676	Diamondback Energy, Inc.	690,499
20,576	Diversified Gas & Oil plc	26,649
975	Drilling Co.*	66,145
28,684	Enbridge, Inc.	958,006
95,950	Encana Corp.	438,491
243,144	Eni S.p.A.	3,798,225
38,793	Eni S.p.A. ADR	1,214,609
4,689	EOG Resources, Inc.	402,551
23,544	EQT Corp.	355,750
64,201	Equinor ASA ADR	1,143,420
2,912	Euronav N.V.*	24,519
159,336	Exxon Mobil Corp.	11,848,225
12,824	Falcon Minerals Corp.	101,438
17,099	Fugro N.V.*(2)	139,566
11,838	Galp Energia SGPS S.A.	184,295
6,470	Gazprom Neft PJSC ADR	218,362
358,111	Gazprom PJSC ADR	2,617,577
11,293	Green Plains, Inc.	113,946
6,754	Gulfport Energy Corp.*	25,530
14,654	Halliburton Co.	337,042
1,771	Iberdrola S.A.	16,801
79,193	Inpex Corp.	694,551
2,738	Jagged Peak Energy, Inc.*	20,097
23,420	Japan Petroleum Exploration Co., Ltd.	509,899
38,210	JXTG Holdings, Inc.	179,810
93,060	Karoon Energy Ltd.*	105,641
30,889	Kosmos Energy Ltd.	185,643
21,104	LUKOIL PJSC ADR	1,731,963
6,898	Lundin Petroleum AB	216,967
3,143	Magnolia Oil & Gas Corp. Class A*	35,139
453	Marathon Oil Corp.	6,374
16,796	Marathon Petroleum Corp.	947,126
10,372	Neste Oyj	343,275
16,601	Noble Energy, Inc.	366,550
4,843	Occidental Petroleum Corp.	248,736

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

15,295	OMV AG	$765,316
76,018	Painted Pony Energy Ltd.*(2)	53,566
3,522	Parex Resources, Inc.*	60,203
4,230	Parsley Energy, Inc. Class A*	70,176
2,745	PDC Energy, Inc.*	78,864
245,574	PetroChina Co., Ltd. Class H	130,253
43,149	Petroleo Brasileiro S.A. ADR	649,392
3,385	Phillips 66	347,166
3,264	Pioneer Natural Resources Co.	450,563
6,273	ProPetro Holding Corp.*	113,729
94,137	PTT PCL	144,626
39,742	Range Resources Corp.	226,132
4,012	Rattler Midstream L.P.*	74,382
9,637	Roan Resources, Inc.*(2)	11,564
2,781	Royal Dutch Shell plc Class A	87,589
41,818	Royal Dutch Shell plc Class A, ADR	2,629,934
150,803	Royal Dutch Shell plc Class B	4,763,113
82,314	Saipem S.p.A.*	406,842
27,185	Schlumberger Ltd.	1,086,584
88,300	Southwestern Energy Co.*	194,260
15,478	Suncor Energy, Inc.	444,219
234,254	Surgutneftegas PJSC ADR	977,012
4,489	Targa Resources Corp.	174,667
30,240	Tatneft PJSC*	320,276
58,471	TC Energy Corp.	2,862,825
15,970	Tenaris S.A. ADR	398,931
194,083	Total S.A.	10,059,357
50,929	Total S.A. ADR	2,635,066
16,805	Tourmaline Oil Corp.	221,554
93,900	Trican Well Service Ltd.*	69,013
6,574	Tullow Oil plc	15,404
1,511	Vermilion Energy, Inc.(2)	27,076
4,034	Viper Energy Partners L.P.	130,137
21,182	WPX Energy, Inc.*	221,140
53,915	YPF S.A. ADR	886,902

		74,012,939

	Food & Staples Retailing - 0.2%
1,979	Andersons, Inc.	53,136
156,376	J Sainsbury plc	373,150

		426,286

	Food, Beverage & Tobacco - 0.5%
1,537	Adecoagro S.A.*	10,375
4,464	Archer-Daniels-Midland Co.	183,381
16,242	Astra Agro Lestari Tbk PT	11,531
6,955	Australian Agricultural Co., Ltd.*	4,714
11,409	BRF S.A.*	99,879
112,585	Bumitama Agri Ltd.	47,522
2,938	Bunge Ltd.	171,667
38,175	China Agri-Industries Holdings Ltd.	11,620
1,037	Darling Ingredients, Inc.*	21,082
33,775	First Resources Ltd.	38,259
518	Fresh Del Monte Produce, Inc.	15,711
4,019	Glanbia plc	52,499
52,900	Golden Agri-Resources Ltd.	11,299
2,220	GrainCorp Ltd. Class A	13,007
300	Hokuto Corp.	5,114
26,420	Industrias Bachoco S.A.B. de C.V. Class B	119,653
1,330	Ingredion, Inc.	102,796
12,750	IOI Corp. Bhd	12,913
1,150	Kernel Holding S.A.	14,352
6,915	Kuala Lumpur Kepong Bhd	39,530
1,110	Lamb Weston Holdings, Inc.	74,503
304	MGP Ingredients, Inc.	15,197
1,997	MHP SE GDR	19,970
560	NH Foods Ltd.	20,769

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,241	Origin Enterprises plc	$6,802
1,011,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	76,276
666	Pilgrim’s Pride Corp.*	18,022
246	Prima Meat Packers Ltd.	4,605
1,014	S&W Seed Co.*	3,001
7,070	Sao Martinho S.A.	37,440
635	Select Harvests Ltd.	3,229
729	Suedzucker AG	11,314
4,092	Tate & Lyle plc	37,477
2,974	Tiger Brands Ltd.	46,211
37,665	Wilmar International Ltd.	108,876

		1,470,596

	Insurance - 0.7%
26,079	Assicurazioni Generali S.p.A.	486,381
29,343	Dai-ichi Life Holdings, Inc.	431,373
774,292	Shin Kong Financial Holding Co., Ltd.*	223,810
66,148	T&D Holdings, Inc.	742,831
34,731	Tongyang Life Insurance Co., Ltd.	113,395

		1,997,790

	Materials - 17.3%
73,126	Acacia Mining plc*	200,445
276	Agnico Eagle Mines Ltd.	14,419
15,013	Alcoa Corp.*	337,642
3,323	Allegheny Technologies, Inc.*	72,342
162,581	Alrosa PJSC*	208,183
116,714	Alumina Ltd.	185,034
169,682	Aluminum Corp. of China Ltd. Class H*	55,410
3,342	American Vanguard Corp.	47,724
80,883	Angang Steel Co., Ltd. Class H	30,680
6,823	Anglo American Platinum Ltd.	405,041
95,864	Anglo American plc	2,349,089
484	AngloGold Ashanti Ltd.	8,317
18,868	Antofagasta plc	212,884
53,234	ArcelorMittal	841,185
76,654	Barrick Gold Corp.	1,245,816
148,706	BHP Group Ltd.	4,093,974
22,551	BHP Group Ltd. ADR(2)	1,238,726
94,131	BHP Group plc	2,244,415
36,048	BHP Group plc ADR	1,720,932
25,802	BlueScope Steel Ltd.	227,732
12,903	Boliden AB	292,605
57,747	Centerra Gold, Inc.*	461,171
7,364	CF Industries Holdings, Inc.	364,960
762,437	China BlueChemical Ltd. Class H	209,037
167,645	China Molybdenum Co., Ltd. Class H(2)	47,680
537,313	China Steel Corp.	413,373
114,688	China Zhongwang Holdings Ltd.	58,407
227	Cia de Minas Buenaventura SAA ADR	3,459
27,568	Cia Siderurgica Nacional S.A.	119,407
4,308	Cleveland-Cliffs, Inc.	45,923
367	Daido Steel Co., Ltd.	13,934
28,945	Eldorado Gold Corp.*	222,876
67,351	Eregli Demir ve Celik Fabrikalari T.A.S.	89,461
5,625	Feng Hsin Steel Co., Ltd.	10,314
48,091	First Quantum Minerals Ltd.	443,087
93	FMC Corp.	8,037
72,629	Fortescue Metals Group Ltd.	408,916
223	Franco-Nevada Corp.	19,380
92,960	Freeport-McMoRan, Inc.	1,028,138
273	Fresnillo plc	1,970
79,730	Gerdau S.A. ADR(2)	283,839
539,463	Glencore plc*	1,729,960
127,126	Gold Fields Ltd.	649,284
178,901	Grupo Mexico S.A.B. de C.V. Class B	438,763
100,524	Harmony Gold Mining Co., Ltd.*	249,036

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

49,134	Hindalco Industries Ltd.	$135,326
54,035	Hitachi Metals Ltd.	568,089
3,817	Hyundai Steel Co.	124,398
32,862	IAMGOLD Corp.*	119,289
5,745	Imerys S.A.	240,652
75,725	Impala Platinum Holdings Ltd.*	403,981
191	Industrias Penoles S.A.B. de C.V.	1,757
316	International Paper Co.	13,876
7,769	Intrepid Potash, Inc.*	29,056
2,568	Jastrzebska Spolka Weglowa S.A.*	25,792
23,964	JFE Holdings, Inc.	316,828
64,206	Jiangxi Copper Co., Ltd. Class H	79,461
9,564	Jindal Steel & Power Ltd.*	18,632
31,105	JSR Corp.	513,696
35,420	JSW Steel Ltd.	121,705
3,161	K+S AG	51,015
6,969	KGHM Polska Miedz S.A.*	168,496
110,067	Kinross Gold Corp.*	442,500
12,924	Kobe Steel Ltd.	82,924
415	Korea Zinc Co., Ltd.	154,619
2,773	Kumba Iron Ore Ltd.	91,261
745	Kumiai Chemical Industry Co., Ltd.	6,120
17,746	Kyoei Steel Ltd.	300,579
12,481	LafargeHolcim Ltd.*	612,599
8,484	Louisiana-Pacific Corp.	221,772
37,918	Lundin Mining Corp.	183,585
356	Martin Marietta Materials, Inc.	88,199
2,026	Maruichi Steel Tube Ltd.	53,339
5,118	Mitsubishi Materials Corp.	140,774
30,204	MMC Norilsk Nickel PJSC ADR	698,316
103,261	MMG Ltd.*	32,050
14,568	Mosaic Co.	366,968
929	Newcrest Mining Ltd.	22,422
634	Newmont Goldcorp Corp.	23,154
339	Newmont Goldcorp Corp.	12,357
34,726	Nippon Steel Corp.	544,057
3,595	Norbord, Inc.	83,324
212,823	Norsk Hydro ASA	723,873
23,885	Nucor Corp.	1,298,866
8,826	Nufarm Ltd.	29,315
4,512	Nutrien Ltd.	247,377
7,563	Pacific Metals Co., Ltd.	143,385
125	Packaging Corp. of America	12,621
279,106	Petra Diamonds Ltd.*	37,845
87	Polyus PJSC GDR	4,406
3,443	POSCO	648,945
52,094	Press Metal Aluminium Holdings Bhd	57,290
177,533	Resolute Mining Ltd.	211,486
19,640	Rio Tinto Ltd.	1,314,453
55,424	Rio Tinto plc	3,129,874
38,084	Rio Tinto plc ADR	2,173,835
13,047	Salzgitter AG	281,644
4,394	Sasol Ltd.	95,014
61,031	SEMAFO, Inc.*	244,623
12,114	Severstal PJSC GDR	194,914
33,024	Shougang Fushan Resources Group Ltd.	6,839
71,070	Sinofert Holdings Ltd.*	7,950
245,095	South32 Ltd.	520,972
12,782	Southern Copper Corp.	457,468
19,134	Steel Dynamics, Inc.	602,912
11,140	Sumitomo Metal Mining Co., Ltd.	316,421
15,773	Tata Steel Ltd.	98,541
36,122	Teck Resources Ltd. Class B	738,971
18,472	thyssenkrupp AG	236,395
42,881	Tokyo Steel Manufacturing Co., Ltd.	325,728
42,578	Turquoise Hill Resources Ltd.*	24,196

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,121	United States Steel Corp.	$16,849
145,105	Vale S.A.	1,893,872
75,288	Vale S.A. ADR	977,991
66,749	Vedanta Ltd.	148,431
5,029	Vicat S.A.	225,634
5,424	voestalpine AG	143,190
1,068	Vulcan Materials Co.	147,758
144,165	Western Areas Ltd.	213,975
524	Wheaton Precious Metals Corp.	13,698
13,836	Yamato Kogyo Co., Ltd.	357,927
3,333	Yara International ASA	156,149
1,254	Zhaojin Mining Industry Co., Ltd. Class H	1,458
7,212	Zijin Mining Group Co., Ltd. Class H	2,886

		48,931,952

	Media & Entertainment - 0.2%
13,700	Comcast Corp. Class A	591,429

	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
14,387	Auxly Cannabis Group, Inc.*	9,484
385	Bayer AG	24,936
1,436	Genus plc	46,097
1,742	Green Organic Dutchman Holdings Ltd. UNIT*(3)(4)	3,973
84	Tilray, Inc.*	3,429

		87,919

	Real Estate - 0.7%
3,215	American Tower Corp. REIT	680,358
30,881	British Land Co. plc REIT	190,639
5,264	Equity LifeStyle Properties, Inc. REIT	654,052
6,527	Five Point Holdings LLC Class A*	50,976
20,393	Land Securities Group plc REIT	197,358
17,299	Mitsubishi Estate Co., Ltd.	318,422

		2,091,805

	Retailing - 0.3%
80,160	Petrobras Distribuidora S.A.	558,716
21,014	Xebio Holdings Co., Ltd.(2)	232,674

		791,390

	Semiconductors & Semiconductor Equipment - 0.1%
8,910	Tokyo Seimitsu Co., Ltd.	249,851

	Telecommunication Services - 1.4%
259,231	BT Group plc	607,210
61,009	China Mobile Ltd.	518,843
894,384	China Telecom Corp. Ltd. Class H	398,922
2,398,000	China Tower Corp. Ltd. Class H(1)	619,759
623,322	China Unicom Hong Kong Ltd.	607,274
29,127	KT Corp.	527,710
35,834	MTN Group Ltd.	280,626
10,631	NTT DOCOMO, Inc.	254,904

		3,815,248

	Transportation - 0.8%
480	AP Moller - Maersk A/S Class B	538,967
5,560	Canadian National Railway Co.	526,258
18,932	D/S Norden A/S	283,286
10,100	Japan Airport Terminal Co., Ltd.	417,607
1,377	Kirby Corp.*	107,902
870,424	Pacific Basin Shipping Ltd.	178,694
132,641	PostNL N.V.(2)	227,053

		2,279,767

	Utilities - 3.3%
9,105	Avangrid, Inc.	460,258
79,277	Beijing Enterprises Holdings Ltd.	387,047
251,164	Centrica plc	231,218
621,620	China Longyuan Power Group Corp. Ltd. Class H	380,115

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	10,600	Cia de Saneamento do Parana	$237,756
	44,778	CK Infrastructure Holdings Ltd.	347,165
	49,665	E.ON SE	494,605
	8,013	Edison International	597,289
	167,759	Enel Americas S.A.	27,680
	79,687	Enel S.p.A.	545,109
	60,985	Engie S.A.	938,528
	35,499	ENN Energy Holdings Ltd.	365,157
	148,316	Guangdong Investment Ltd.	311,722
	1,256,878	Huaneng Renewables Corp. Ltd. Class H	341,613
	71,497	Iberdrola S.A.	678,320
	2,863	Innogy SE	120,276
	41,313	National Grid plc	423,428
	2,022	NextEra Energy Partners L.P.(2)	98,350
	2,468	NextEra Energy, Inc.	511,296
	4,103	Sempra Energy	555,669
	10,824	Severn Trent plc	264,700
	111,781	Snam S.p.A.	548,819
	8,600	UGI Corp.	439,374

			9,305,494

		Total Common Stocks (cost $164,097,488)	$162,004,257

Corporate Bonds - 0.6%
		Chemicals - 0.0%
		Chemours Co.
	$70,000	7.00%, 05/15/2025	68,661

		Construction Materials - 0.1%
		Eagle Materials, Inc.
	150,000	4.50%, 08/01/2026	152,881

		Iron/Steel - 0.1%
		AK Steel Corp.
	75,000	7.63%, 10/01/2021	74,531
		United States Steel Corp.
	100,000	6.25%, 03/15/2026	91,250
	75,000	6.65%, 06/01/2037	63,843
	10,000	6.88%, 08/15/2025(2)	9,725

			239,349

		Mining - 0.0%
		New Gold, Inc.
	105,000	6.38%, 05/15/2025(1)	90,825

		Oil & Gas - 0.3%
		Carrizo Oil & Gas, Inc.
	145,000	6.25%, 04/15/2023(2)	142,390
		Diamondback Energy, Inc.
	50,000	4.75%, 11/01/2024	51,437
		Gazprom OAO Via Gaz Capital S.A.
GBP	100,000	5.34%, 09/25/2020(5)	126,891
		Jagged Peak Energy LLC
	$93,000	5.88%, 05/01/2026	88,350
		Laredo Petroleum, Inc.
	165,000	6.25%, 03/15/2023(2)	148,087
		Noble Energy, Inc.
	75,000	6.00%, 03/01/2041	86,867
		Occidental Petroleum Corp.
	50,000	4.40%, 04/15/2046	51,182
		PDC Energy, Inc.
	70,000	5.75%, 05/15/2026	67,670
	30,000	6.13%, 09/15/2024	29,625
		QEP Resources, Inc.
	110,000	5.38%, 10/01/2022	102,025
		Southwestern Energy Co.
	95,000	7.50%, 04/01/2026	83,125

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$60,000	7.75%, 10/01/2027	$52,500

			1,030,149

		Oil & Gas Services - 0.1%
		Alpha Star Holding Ltd.
	200,000	6.25%, 04/20/2022(5)	194,338

		Total Corporate Bonds (cost $1,815,281)	$1,776,203

Foreign Government Obligations - 2.5%
		Argentina - 0.1%
		Argentina POM Politica Monetaria
ARS	4,100,000	61.68%, 06/21/2020(6)	90,484
		Argentine Republic Government International Bond
EUR	100,000	3.38%, 01/15/2023	88,831
	125,000	5.00%, 01/15/2027(5)	103,485

			282,800

		Germany - 0.4%
		Deutsche Bundesrepublik Inflation Linked Bond
	834,153	0.10%, 04/15/2026(5)(7)	1,027,088

		Greece - 0.0%
		Hellenic Republic Government Bond
	18,925,000	0.00%, 10/15/2042(6)	87,613

		Indonesia - 0.3%
		Indonesia Treasury Bond
IDR	10,509,000,000	8.38%, 03/15/2034	796,463

		Israel - 0.1%
		Israel Government Bond - CPI Linked
ILS	855,138	1.00%, 05/31/2045(7)	240,485

		Italy - 0.1%
		Italy Buoni Poliennali Del Tesoro
EUR	251,184	1.25%, 09/15/2032(1)(5)(7)	286,581

		Japan - 0.5%
		Japanese Government CPI Linked Bond
JPY	99,165,300	0.10%, 03/10/2026(7)	940,137
	42,155,364	0.10%, 03/10/2028(7)	403,574

			1,343,711

		Mexico - 0.4%
		Mexican Bonos
MXN	4,300,300	8.00%, 11/07/2047	226,224
		Mexican Udibonos
	16,564,714	2.00%, 06/09/2022(7)	833,854
	4,025,728	4.00%, 11/08/2046(7)	225,497

			1,285,575

		Nigeria - 0.1%
		Nigeria Government International Bond
	$200,000	7.88%, 02/16/2032(5)	212,380

		Russia - 0.5%
		Russian Federal Bond - OFZ
RUB	31,350,000	6.90%, 05/23/2029	483,154
		Russian Federal Inflation Linked Bond - OFZ
	28,383,873	2.50%, 08/16/2023(7)	432,642
	44,263,434	2.50%, 02/02/2028(7)	649,387

			1,565,183

		Total Foreign Government Obligations (cost $7,119,581)	$7,127,879

U.S. Government Securities - 23.6%

		U.S. Treasury Bonds - 3.6%

	$604,622	0.75%, 02/15/2045(7)	$605,766
	233,380	0.88%, 02/15/2047(7)	241,006

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$118,881	1.00%, 02/15/2046(7)	$126,162
754,175	1.75%, 01/15/2028(7)	844,537
3,245,856	2.00%, 01/15/2026(7)	3,604,866
1,465,837	2.38%, 01/15/2025(7)	1,631,172
841,747	2.38%, 01/15/2027(7)	971,610
974,329	3.63%, 04/15/2028(7)	1,249,652
679,462	3.88%, 04/15/2029(7)	909,007

		10,183,778

	U.S. Treasury Notes - 20.0%
1,082,818	0.13%, 04/15/2021(7)	1,069,634
3,992,028	0.13%, 01/15/2022(7)(8)	3,954,557
5,842,097	0.13%, 01/15/2023(7)	5,796,394
1,950,692	0.13%, 07/15/2024(7)(8)	1,944,476
1,336,985	0.13%, 07/15/2026(7)	1,328,868
5,327,148	0.25%, 01/15/2025(7)	5,321,916
2,667,152	0.38%, 07/15/2023(7)	2,682,340
2,023,054	0.38%, 07/15/2025(7)	2,042,878
1,760,803	0.38%, 01/15/2027(7)	1,774,626
1,270,533	0.38%, 07/15/2027(7)	1,284,065
1,114,336	0.50%, 01/15/2028(7)	1,133,862
1,349,501	0.63%, 07/15/2021(7)	1,353,756
2,537,015	0.63%, 04/15/2023(7)	2,559,976
5,280,367	0.63%, 01/15/2024(7)(9)	5,359,783
2,669,134	0.63%, 01/15/2026(7)	2,731,003
12,062,148	0.75%, 07/15/2028(7)	12,585,948
2,111,803	0.88%, 01/15/2029(7)	2,226,046
1,323,264	1.25%, 07/15/2020(7)	1,328,041

		56,478,169

		66,661,947

	Total U.S. Government Securities (cost $65,495,173)	$66,661,947

Convertible Bonds - 0.0%
	Biotechnology - 0.0%
	Alder Biopharmaceuticals, Inc.
50,000	2.50%, 02/01/2025	43,864

	Oil & Gas - 0.0%
	PDC Energy, Inc.
75,000	1.13%, 09/15/2021	69,651

	Total Convertible Bonds (cost $116,440)	$113,515

Exchange-Traded Funds - 7.8%
	Other Investment Pools & Funds - 7.8%
220,403	Energy Select Sector SPDR Fund	13,819,268
63,547	Invesco Senior Loan ETF(2)	1,450,143
123,938	iShares Global Energy ETF	3,896,611
507	SPDR Gold Shares*	67,537
103,860	VanEck Vectors Gold Miners ETF	2,752,290

		21,985,849

	Total Exchange-Traded Funds (cost $22,420,313)	$21,985,849

Preferred Stocks - 0.1%
	Materials - 0.1%
44,754	Gerdau S.A.	161,245

	Utilities - 0.0%
10,000	Cia Paranaense de Energia *	128,788

	Total Preferred Stocks (cost $271,220)	$290,033

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Total Long-Term Investments (cost $261,335,496)		$259,959,683

Short-Term Investments - 8.9%
	Other Investment Pools & Funds - 7.8%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
21,904,597	Institutional Class, 2.25%(10)		$21,904,597

	Securities Lending Collateral - 1.1%
161,314	Citibank NA DDCA, 2.37%, 8/1/2019(10)		161,314
1,829,847	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(10)		1,829,847
269,001	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(10)		269,001
256,172	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(10)		256,172
652,760	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(10)		652,760
57,188	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(10)		57,188

			3,226,282

	Total Short-Term Investments (cost $25,130,879)		$25,130,879

	Total Investments Excluding Purchased Options (cost $286,466,375)	100.8%	$285,090,562
	Total Purchased Options (cost $6,982)	0.0%	$4,797

	Total Investments (cost $286,473,357)	100.8%	$285,095,359
	Other Assets and Liabilities	(0.8)%	(2,203,964)

	Total Net Assets	100.0%	$282,891,395

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2019, the Fund invested 14.7% of its total assets in the Subsidiary.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $1,253,649, representing 0.4% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of this security was $3,973, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $1,950,763, representing 0.7% of net assets.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(10)	Current yield as of period end.

		OTC Option Contracts Outstanding at July 31, 2019

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Corn Future Option		450.00	USD 08/23/19	6 USD	30,000	$675	$2,977	$(2,302)

Puts
LME Nickel Future
Option		13,500.00	USD 09/04/19	3 USD	18	$4,122	$4,005	$117

Total purchased option contracts					30,018	$4,797	$6,982	$(2,185)

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	94	08/30/2019	$6,114,700	$99,633
Brent Crude Oil Future	4	11/29/2019	254,760	6,553
Coffee ‘C’ Future	4	12/18/2019	154,950	(467)
Coffee ‘C’ Future	30	09/26/2019	1,999,500	(34,306)
Copper Future	9	12/27/2019	602,100	(7,486)
Corn Future	25	12/13/2019	512,500	(33,792)
Cotton No. 2 Future	35	12/06/2019	1,117,200	(45,497)
Gasoline RBOB Future	4	08/30/2019	312,950	17,299
Gasoline RBOB Future	2	10/31/2019	140,129	4,255
Gold 100oz Future	6	10/29/2019	859,080	20,486
Gold 100oz Future	13	12/27/2019	1,869,140	4,148
KC Hard Red Winter Wheat Future	17	09/13/2019	359,337	(43,691)
LME Copper Future	4	09/18/2019	592,175	3,485
LME Copper Future	3	12/18/2019	445,087	(8,233)
LME Nickel Future	6	09/18/2019	522,252	80,443
LME Nickel Future	3	11/18/2019	261,054	5,805
LME Nickel Future	1	12/18/2019	87,150	3,021
LME Primary Aluminum Future	17	09/18/2019	760,856	(28,482)
LME Primary Aluminum Future	1	12/18/2019	45,319	(664)
LME Zinc Future	1	09/18/2019	61,263	(8,416)
LME Zinc Future	8	11/20/2019	489,000	926
LME Zinc Future	4	12/18/2019	244,400	(7,112)
Lean Hogs Future	6	10/14/2019	170,400	(8,892)
Lean Hogs Future	2	12/13/2019	56,220	(3,971)
Live Cattle Future	24	10/31/2019	1,033,440	(18,187)
Live Cattle Future	3	12/31/2019	134,670	(2,500)
Low Sulphur Gas Oil Future	3	09/12/2019	181,125	(1,881)
NY Harbor ULSD Future	2	08/30/2019	165,539	341
NY Harbor ULSD Future	1	10/31/2019	83,156	1,676
Natural Gas Future	30	08/28/2019	669,900	(7,014)
Natural Gas Future	19	09/26/2019	427,500	(13,840)
Natural Gas Future	5	10/29/2019	116,500	(3,029)
Natural Gas Future	5	01/29/2020	$130,550	$(717)

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Platinum Future	8	01/29/2020	353,560	6,654
Silver Future	2	09/26/2019	164,050	7,796
Soybean Future	9	09/13/2019	391,050	(9,668)
Soybean Future	20	11/14/2019	881,500	(54,041)
Soybean Meal Future	15	12/13/2019	458,100	(24,907)
Soybean Oil Future	5	12/13/2019	84,690	(4)
Sugar No. 11 Future	15	09/30/2019	205,128	(6,592)
U.S. Treasury 5-Year Note Future	10	09/30/2019	1,175,547	8,627
WTI Crude Future	10	09/20/2019	586,300	22,002

Total				$(80,239)

Short position contracts:
Cattle Feeder Future	1	09/26/2019	$71,225	$347
Coffee ‘C’ Future	2	03/19/2020	80,287	5,444
Euro-Bund Future	4	09/06/2019	775,210	(17,804)
ICE NewCastle Coal Future	1	08/30/2019	69,450	22,388
ICE NewCastle Coal Future	1	09/27/2019	72,300	19,838
Japanese 10-Year Bond Future	1	09/12/2019	1,413,733	(3,316)
KC Hard Red Winter Wheat Future	3	03/13/2020	68,587	3,355
LME Copper Future	3	09/18/2019	444,131	3,529
LME Nickel Future	5	09/18/2019	435,210	(36,293)
LME Primary Aluminum Future	6	09/18/2019	268,538	3,376
LME Primary Aluminum Future	3	12/16/2020	142,631	(365)
LME Zinc Future	1	09/18/2019	61,262	(440)
LME Zinc Future	1	11/20/2019	61,125	430
LME Zinc Future	3	12/18/2019	183,300	18,886
LME Zinc Future	1	12/14/2020	60,725	6,042
Mini-10-Year JGB Future	1	09/11/2019	141,392	(334)
NY Harbor ULSD Future	1	05/29/2020	80,766	(1,641)
Natural Gas Future	10	03/27/2020	236,000	2,871
Sugar No. 11 Future	6	02/28/2020	88,704	(2,392)
U.S. Treasury 10-Year Note Future	131	09/19/2019	16,692,266	(133,071)
U.S. Treasury Ultra Bond Future	7	09/19/2019	1,242,938	(42,094)
WTI Crude Future	1	11/19/2021	53,110	(204)
Wheat Future	10	09/13/2019	243,625	26,155

Total				$(125,293)

Total futures contracts				$(205,532)

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.7	GSC	USD	150,000	(3.00%)	01/17/47	Monthly	$8,339	$—	$3,429	$(4,910)
CMBX.NA.BBB-.8	GSC	USD	150,000	(3.00%)	10/17/57	Monthly	12,601	—	7,031	(5,570)

Total							$20,940	$—	$10,460	$(10,480)

Total traded indices							$20,940	$—	$10,460	$(10,480)

Credit default swaps on single-name issues:
Buy protection:
Republic of Colombia	GSC	USD	300,000	(1.00%)	06/20/24	Quarterly	$—	$(2,212)	$(2,491)	$(279)
Republic of Colombia	GSC	USD	285,000	(1.00%)	06/20/24	Quarterly	—	(1,974)	(2,367)	(393)
Republic of Indonesia	HSBC	USD	285,000	(1.00%)	06/20/24	Quarterly	—	(2,157)	(3,195)	(1,038)
Republic of Indonesia	JPM	USD	300,000	(1.00%)	06/20/24	Quarterly	—	(1,852)	(3,363)	(1,511)
Republic of Malaysia	HSBC	USD	280,000	(1.00%)	06/20/24	Quarterly	—	(6,643)	(7,158)	(515)

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Republic of Malaysia	JPM	USD	300,000	(1.00%)	06/20/24	Quarterly	$—	$(6,607)	$(7,669)	$(1,062)
Republic of South Africa Government International Bond	JPM	USD	295,000	(1.00%)	06/20/24	Quarterly	7,846	—	9,472	1,626
Republic of South Africa Government International Bond	JPM	USD	300,000	(1.00%)	06/20/24	Quarterly	8,490	—	9,633	1,143
Russian Federation	GSC	USD	285,000	(1.00%)	06/20/24	Quarterly	589	—	(483)	(1,072)
Russian Federation	JPM	USD	300,000	(1.00%)	06/20/24	Quarterly	1,097	—	(509)	(1,606)

Total							$18,022	$(21,445)	$(8,130)	$(4,707)

Credit default swaps on single-name issues:
Sell protection:
AK Steel Corp.	GSC	USD	75,000	5.00%	12/20/23	Quarterly	$635	$—	$(6,199)	$(6,834)

Total single-name issues							$18,657	$(21,445)	$(14,329)	$(11,541)

Total OTC contracts							$39,597	$(21,445)	$(3,869)	$(22,021)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.31.V2	EUR	5,205,000	(1.00%)	06/20/24	Quarterly	$(131,096)	$(146,686)	$(15,590)

Total						$(131,096)	$(146,686)	$(15,590)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Bloomberg Commodity Index	MSC	USD	370,087	—	01/31/20	Annual	$—	$—	$224	$224
Bloomberg Corn Subindex	JPM	USD	49,113	0.12%	12/02/19	Monthly	—	—	—	0
Bloomberg Silver Subindex	JPM	USD	43,697	0.07%	10/31/19	Monthly	—	—	(3)	(3)
Bloomberg Soybean Meal Subindex	BCYY	USD	34,761	0.35%	08/30/19	Monthly	—	—	—	0
Bloomberg Soybean Meal Subindex	MSC	USD	25,450	0.40%	12/31/19	Monthly	—	—	—	0
Bloomberg Wheat Subindex	BCLY	USD	38,116	—	10/31/19	Monthly	586	—	586	0
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,350,000	—	09/20/19	Quarterly	—	(5,161)	13,584	18,745
MSCB.BE.04	MSC	USD	371,273	0.01%	01/31/20	Annual	—	—	(135)	(135)
Phys Uranium 308 Phys Spot	GSC	USD	275,681	—	12/31/19	Matuirty	—	—	1,631	1,631

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

S&P SPGCINP	GSC	USD	64,073	0.10%	11/29/19	Monthly	$—	$—	$—	$0
Silver Spot Index	GSC	USD	10,604	(1.00%)	12/02/19	Matuirty	—	—	1,346	1,346

Total							$586	$(5,161)	$17,233	$21,808

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,895,000	AUD	1,309,814	USD	HSBC	08/30/19	$—	$(12,383)
5,180,000	BRL	1,340,684	USD	MSC	08/02/19	16,441	—
5,180,000	BRL	1,375,867	USD	BOA	08/02/19	—	(18,742)
5,180,000	BRL	1,363,391	USD	BOA	09/04/19	—	(9,408)
1,800,000	CAD	1,367,726	USD	UBS	08/30/19	—	(3,004)
5,009,400,000	COP	1,552,725	USD	BNP	08/30/19	—	(28,805)
581,000	EUR	648,932	USD	GSC	08/30/19	—	(4,126)
2,250,000	GBP	2,809,629	USD	JPM	08/30/19	—	(69,130)
10,931,000,000	IDR	778,472	USD	BNP	08/30/19	—	(1,378)
46,195,000	JPY	425,997	USD	BMO	08/30/19	—	(388)
3,570,000	NOK	413,235	USD	BNP	08/30/19	—	(9,775)
2,515,000	PEN	763,046	USD	GSC	08/28/19	—	(2,686)
43,040,000	RUB	678,945	USD	GSC	08/30/19	—	(5,724)
1,375,867	USD	5,180,000	BRL	MSC	08/02/19	18,742	—
1,366,755	USD	5,180,000	BRL	BOA	08/02/19	9,630	—
13,911,264	USD	12,455,000	EUR	GSC	08/30/19	88,450	—
134,862	USD	108,000	GBP	JPM	08/30/19	3,318	—
579,938	USD	8,143,251,000	IDR	BNP	08/30/19	1,027	—
527,179	USD	1,856,000	ILS	MSC	08/30/19	—	(2,373)
5,221,736	USD	566,244,000	JPY	BMO	08/30/19	4,753	—
1,238,280	USD	23,661,000	MXN	RBC	08/30/19	10,161	—
1,576,322	USD	99,927,000	RUB	GSC	08/30/19	13,290	—
29,060,000	ZAR	2,079,904	USD	HSBC	08/30/19	—	(61,668)
Total						$165,812	$(229,590)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
RUB	Russian Ruble

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index
ITRAXX.EUR	Markit iTraxx - Europe
S&P	Standard & Poors
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MTN	Medium Term Note
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Hartford Global Real Asset Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$341,615	$—	$341,615	$—
Banks	6,697,043	—	6,697,043	—
Capital Goods	5,033,782	3,159,927	1,873,855	—
Commercial & Professional Services	952,484	318,399	634,085	—
Consumer Durables & Apparel	1,181,650	1,181,650	—	—
Diversified Financials	1,745,217	579,336	1,165,881	—
Energy	74,012,939	41,401,503	32,611,436	—
Food & Staples Retailing	426,286	53,136	373,150	—
Food, Beverage & Tobacco	1,470,596	1,050,223	420,373	—
Insurance	1,997,790	—	1,997,790	—
Materials	48,931,952	20,287,137	28,644,815	—
Media & Entertainment	591,429	591,429	—	—
Pharmaceuticals, Biotechnology & Life Sciences	87,919	12,913	71,033	3,973
Real Estate	2,091,805	1,385,386	706,419	—
Retailing	791,390	558,716	232,674	—
Semiconductors & Semiconductor Equipment	249,851	—	249,851	—
Telecommunication Services	3,815,248	156,114	3,659,134	—
Transportation	2,279,767	634,160	1,645,607	—
Utilities	9,305,494	3,047,948	6,257,546	—
Corporate Bonds	1,776,203	—	1,776,203	—
Foreign Government Obligations	7,127,879	—	7,127,879	—
U.S. Government Securities	66,661,947	—	66,661,947	—
Convertible Bonds	113,515	—	113,515	—
Exchange-Traded Funds	21,985,849	21,985,849	—	—
Preferred Stocks	290,033	290,033	—	—
Short-Term Investments	25,130,879	25,130,879	—	—
Purchased Options	4,797	4,797	—	—
Foreign Currency Contracts(2)	165,812	—	165,812	—
Futures Contracts(2)	405,811	405,811	—	—
Swaps - Credit Default(2)	2,769	—	2,769	—
Swaps - Total Return(2)	21,946	—	21,946	—

Total	$285,691,697	$122,235,346	$163,452,378	$3,973

Liabilities
Foreign Currency Contracts(2)	$(229,590)	$—	$(229,590)	$—
Futures Contracts(2)	(611,343)	(611,343)	—	—
Swaps - Credit Default(2)	(40,380)	—	(40,380)	—
Swaps - Total Return(2)	(138)	—	(138)	—

Total	$(881,451)	$(611,343)	$(270,108)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 59.5%
3,302,852	Hartford Core Equity Fund, Class F		$108,366,582
1,725,209	Hartford Multifactor US Equity ETF		55,793,259
2,941,066	Hartford Small Cap Value Fund, Class F		30,292,980
3,736,611	The Hartford Equity Income Fund, Class F		72,490,254
821,749	The Hartford Growth Opportunities Fund, Class F		36,025,487
956,625	The Hartford MidCap Fund, Class F		30,946,820
1,352,892	The Hartford Small Company Fund, Class F		30,223,599

	Total Domestic Equity Funds (cost $334,165,800)		$364,138,981

	International/Global Equity Funds - 20.8%
1,187,648	Hartford Emerging Markets Equity Fund, Class F		10,451,302
1,528,307	Hartford Multifactor Developed Markets (ex-US) ETF		42,135,424
4,971,772	Hartford Schroders International Multi-Cap Value Fund, Class F		43,353,849
2,047,788	The Hartford International Opportunities Fund, Class F		31,310,679

	Total International/Global Equity Funds (cost $131,493,770)		$127,251,254

	Multi-Strategy Funds - 3.5%
2,461,187	The Hartford Global Real Asset Fund, Class F		21,781,509

	Total Multi-Strategy Funds (cost $22,041,301)		$21,781,509

	Taxable Fixed Income Funds - 16.0%
780,714	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		7,338,709
439,354	Hartford Short Duration ETF		17,897,085
366,562	Hartford Total Return Bond ETF		14,988,720
2,466,899	The Hartford Quality Bond Fund, Class F		24,693,655
921,394	The Hartford Strategic Income Fund, Class F		7,988,483
2,323,291	The Hartford World Bond Fund, Class F		25,114,778

	Total Taxable Fixed Income Funds (cost $96,272,750)		$98,021,430

	Total Affiliated Investment Companies (cost $583,973,621)		$611,193,174

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,229,652	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		1,229,652

	Total Short-Term Investments (cost $1,229,652)		$1,229,652

	Total Investments (cost $585,203,273)	100.0%	$612,422,826
	Other Assets and Liabilities	0.0%	(176,279)

	Total Net Assets	100.0%	$612,246,547

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Growth Allocation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$611,193,174	$611,193,174	$—	$—
Short-Term Investments	1,229,652	1,229,652	—	—

Total	$612,422,826	$612,422,826	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Biotechnology - 23.9%
106,121	Aimmune Therapeutics, Inc.*	$2,042,829
851,474	Alder Biopharmaceuticals, Inc.*	8,616,917
715,633	Alkermes plc*	16,574,060
143,139	Alnylam Pharmaceuticals, Inc.*	11,106,155
155,548	Arena Pharmaceuticals, Inc.*	9,749,749
181,276	Assembly Biosciences, Inc.*	2,265,950
155,295	Audentes Therapeutics, Inc.*	6,044,081
135,359	Bluebird Bio, Inc.*	17,763,162
221,407	Calithera Biosciences, Inc.*	938,766
771,877	Coherus Biosciences, Inc.*	12,982,971
77,471	Cyclerion Therapeutics, Inc.*	719,706
370,141	CytomX Therapeutics, Inc.*	3,816,154
295,560	Forty Seven, Inc.*	2,630,484
363,993	G1 Therapeutics, Inc.*	9,030,666
65,273	Galapagos N.V.*	11,325,536
59,160	Genmab A/S*	10,956,782
218,107	Genus plc	7,001,513
211,410	Global Blood Therapeutics, Inc.*	11,585,268
434,966	GlycoMimetics, Inc.*	4,014,736
217,064	Heron Therapeutics, Inc.*	3,785,596
105,093	Incyte Corp.*	8,924,498
829,918	Ironwood Pharmaceuticals, Inc.*	8,822,028
221,759	Karyopharm Therapeutics, Inc.*(3)	1,953,697
2,600	Madrigal Pharmaceuticals, Inc.*	226,954
413,857	Medicines Co.*	14,832,635
773,601	Momenta Pharmaceuticals, Inc.*	8,741,691
292,240	Myovant Sciences Ltd.*	2,104,128
171,998	Neon Therapeutics, Inc.*	491,914
96,725	ObsEva S.A.*	869,558
414,306	PhaseBio Pharmaceuticals, Inc.*(3)	3,235,730
461,261	Portola Pharmaceuticals, Inc.*(3)	12,306,444
274,237	Ra Pharmaceuticals, Inc.*	9,335,027
146,105	Radius Health, Inc.*	3,135,413
1,515,945	Rigel Pharmaceuticals, Inc.*	3,456,355
266,802	Seattle Genetics, Inc.*	20,199,579
578,601	Syndax Pharmaceuticals, Inc.*	5,554,570
88,063	Ultragenyx Pharmaceutical, Inc.*	5,306,676
190,604	UroGen Pharma Ltd.*(3)	6,499,596
181,047	Vertex Pharmaceuticals, Inc.*	30,166,051
255,204	Zai Lab Ltd. ADR*	8,197,152
87,928	Zealand Pharma A/S ADR*(3)	1,978,380

		309,289,157

	Health Care Distributors - 0.4%
1,262,400	Sinopharm Group Co., Ltd. Class H	4,666,580

	Health Care Equipment - 23.1%
845,009	Abbott Laboratories	73,600,284
198,172	AtriCure, Inc.*	6,357,358
205,931	Baxter International, Inc.	17,292,026
1,092,560	Boston Scientific Corp.*	46,390,097
265,706	Danaher Corp.	37,331,693
127,069	Edwards Lifesciences Corp.*	27,046,637
90,991	iRhythm Technologies, Inc.*	7,564,992
450,369	Medtronic plc	45,910,616
197,222	NuVasive, Inc.*	13,134,985
377,207	Smith & Nephew plc	8,539,517
123,458	Zimmer Biomet Holdings, Inc.	16,682,879

		299,851,084

	Health Care Facilities - 3.9%
325,497	Acadia Healthcare Co., Inc.*	10,396,374
224,217	HCA Healthcare, Inc.	29,935,212

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

329,604	NMC Health plc(3)	$9,843,016

		50,174,602

	Health Care Services - 0.6%
30,061	Amedisys, Inc.*	4,145,111
68,291	Fresenius SE & Co. KGaA	3,412,321

		7,557,432

	Health Care Supplies - 0.3%
20,046	Alcon, Inc.*	1,160,856
131,000	Asahi Intecc Co., Ltd.	3,423,200

		4,584,056

	Health Care Technology - 1.5%
6,100	Health Catalyst, Inc.	269,925
338,264	HMS Holdings Corp.*	11,805,414
6,100	Livongo Health, Inc.*	269,925
10,400	Phreesia, Inc.*(3)	284,232
99,671	Teladoc Health, Inc.*(3)	6,801,549

		19,431,045

	Life Sciences Tools & Services - 6.4%
15,325	Adaptive Biotechnologies Corp.*	590,779
420,700	Avantor, Inc.*	7,400,113
38,240	Bio-Techne Corp.	8,036,136
804,040	Frontage Holdings Corp.*(3)(4)	348,191
46,463	ICON plc*	7,256,127
22,306	Tecan Group AG	5,667,250
160,148	Thermo Fisher Scientific, Inc.	44,469,897
1,043,245	WuXi AppTec Co., Ltd. Class H(3)(4)	9,675,285

		83,443,778

	Managed Health Care - 11.1%
204,229	Anthem, Inc.	60,167,906
65,994	Humana, Inc.	19,583,720
44,980	Molina Healthcare, Inc.*	5,972,444
154,631	UnitedHealth Group, Inc.	38,504,665
68,348	WellCare Health Plans, Inc.*	19,632,963

		143,861,698

	Pharmaceuticals - 24.2%
19,405	Allergan plc	3,114,503
567,781	Amneal Pharmaceuticals, Inc.*	2,078,078
801,191	AstraZeneca plc ADR	34,779,701
1,010,607	Bristol-Myers Squibb Co.	44,881,057
96,330	Chugai Pharmaceutical Co., Ltd.	6,892,121
184,775	Daiichi Sankyo Co., Ltd.	11,228,231
212,175	Dermira, Inc.*	1,869,262
237,795	Eisai Co., Ltd.	12,852,271
168,864	Elanco Animal Health, Inc.*	5,565,757
391,786	Eli Lilly & Co.	42,685,085
53,156	Hikma Pharmaceuticals plc	1,185,876
108,050	Hutchison China MediTech Ltd. ADR*	2,259,326
74,855	Kala Pharmaceuticals, Inc.*	440,147
166,643	Laboratorios Farmaceuticos Rovi S.A.	3,855,504
906,244	MediWound Ltd.*	2,555,608
630,709	Mylan N.V.*	13,181,818
163,537	MyoKardia, Inc.*	8,901,319
95,941	Novartis AG	8,797,677
287,605	Odonate Therapeutics, Inc.*	11,719,904
306,845	Ono Pharmaceutical Co., Ltd.	5,567,139
1,580,958	Pfizer, Inc.	61,404,409
291,906	Revance Therapeutics, Inc.*	3,672,177
82,970	Takeda Pharmaceutical Co., Ltd.	2,855,486
379,240	Teva Pharmaceutical Industries Ltd. ADR*	3,007,373
154,929	Tricida, Inc.*(3)	4,889,559
119,748	UCB S.A.	9,337,527

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

168,125	WaVe Life Sciences Ltd.*(3)		$3,599,556

			313,176,471

	Total Common Stocks (cost $1,045,698,156)		$1,236,035,903

Rights - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences- 0.0%
66,213	Clementia Pharmaceuticals, Inc.*(1)(2)		89,388

	Total Rights (cost $ 89,388)		$89,388

Short-Term Investments - 7.6%
	Other Investment Pools & Funds - 5.0%
65,165,096	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(5)		65,165,096

—			—
	Securities Lending Collateral - 2.6%
1,688,487	Citibank NA DDCA, 2.37%, 8/1/2019(5)		1,688,487
19,153,145	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(5)		19,153,145
2,815,652	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(5)		2,815,652
2,681,372	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(5)		2,681,372
6,832,483	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(5)		6,832,483
598,596	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(5)		598,596

			33,769,735

	Total Short-Term Investments (cost $98,934,831)		$98,934,831

	Total Investments (cost $1,144,722,375)	103.0%	$1,335,060,122
	Other Assets and Liabilities	(3.0)%	(39,178,632)

	Total Net Assets	100.0%	$1,295,881,490

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of this security was $89,388, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $10,023,476, representing 0.8% of net assets.

(5)	Current yield as of period end.

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Healthcare Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Biotechnology	$309,289,157	$280,005,326	$29,283,831	$
Health Care Distributors	4,666,580	—	4,666,580		—
Health Care Equipment	299,851,084	291,311,567	8,539,517		—
Health Care Facilities	50,174,602	40,331,586	9,843,016		—
Health Care Services	7,557,432	4,145,111	3,412,321		—
Health Care Supplies	4,584,056	—	4,584,056		—
Health Care Technology	19,431,045	19,431,045	—		—
Life Sciences Tools & Services	83,443,778	77,776,528	5,667,250		—
Managed Health Care	143,861,698	143,861,698	—		—
Pharmaceuticals	313,176,471	254,460,143	58,716,328		—
Right	89,388	—	—		89,388
Short-Term Investments	98,934,831	98,934,831	—		—

Total	$1,335,060,122	$1,210,257,835	$124,712,899		$89,388

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford High Yield Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 87.0%
		Advertising - 0.3%
		Lamar Media Corp.
	$965,000	5.75%, 02/01/2026	$1,017,786

		Aerospace/Defense - 1.2%
		DAE Funding LLC
	430,000	4.50%, 08/01/2022(1)	437,654
	865,000	5.00%, 08/01/2024(1)	911,234
		TransDigm, Inc.
	2,780,000	6.25%, 03/15/2026(1)	2,915,525

			4,264,413

		Airlines - 0.3%
		Bombardier, Inc.
	2,155,000	6.13%, 01/15/2023(1)	2,187,325
	925,000	7.88%, 04/15/2027(1)	936,563

			3,123,888
		Auto Parts & Equipment - 0.5%
		Adient Global Holdings Ltd.
EUR	1,225,000	3.50%, 08/15/2024(2)	1,088,251
		Adient U.S. LLC
	$260,000	7.00%, 05/15/2026(1)	263,900
		Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
	490,000	8.50%, 05/15/2027(1)	497,962

			1,850,113

		Chemicals - 0.4%
		CF Industries, Inc.
	170,000	4.95%, 06/01/2043	155,338
	945,000	5.15%, 03/15/2034	933,187
	270,000	5.38%, 03/15/2044	253,800

			1,342,325

		Coal - 0.3%
		Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
	1,585,000	12.00%, 11/01/2021	237,750
		Foresight Energy LLC / Foresight Energy Finance Corp.
	1,910,000	11.50%, 04/01/2023(1)	697,150

			934,900

		Commercial Banks - 2.6%
		Banco Bilbao Vizcaya Argentaria S.A.
EUR	800,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(2)(3)(4)	983,052
		Banco de Sabadell S.A.
	1,600,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(2)(3)(4)	1,780,630
		BNP Paribas S.A.
	$1,050,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(3)(4)	1,106,469
		Credit Agricole S.A.
	395,000	7.88%, 01/23/2024, (7.88% fixed rate until 01/23/2024; 5 year USD Swap + 4.898% thereafter)(1)(3)(4)	435,981
	505,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(3)(4)	585,169
		Credit Suisse Group AG
	2,460,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	2,590,685
		Freedom Mortgage Corp.
	1,860,000	8.13%, 11/15/2024(1)	1,618,200

			9,100,186

		Commercial Services - 2.2%
		APX Group, Inc.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,245,000	7.63%, 09/01/2023	$973,839
1,095,000	7.88%, 12/01/2022	1,037,513
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
481,000	5.50%, 04/01/2023	490,139
	Brand Industrial Services, Inc.
1,235,000	8.50%, 07/15/2025(1)	1,080,625
	Herc Holdings, Inc.
1,650,000	5.50%, 07/15/2027(1)	1,652,062
	Service Corp. International
460,000	4.63%, 12/15/2027	471,500
355,000	5.13%, 06/01/2029	374,192
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	568,400
1,025,000	5.88%, 09/15/2026	1,090,344

		7,738,614

	Construction Materials - 1.2%
	Cemex Finance LLC
1,650,000	6.00%, 04/01/2024(1)	1,693,313
	Norbord, Inc.
820,000	5.75%, 07/15/2027(1)	828,200
	Standard Industries, Inc.
1,760,000	5.38%, 11/15/2024(1)	1,803,982

		4,325,495

	Distribution/Wholesale - 0.3%
	American Builders & Contractors Supply Co., Inc.
420,000	5.75%, 12/15/2023(1)	434,700
	IAA, Inc.
600,000	5.50%, 06/15/2027(1)	627,375

		1,062,075

	Diversified Financial Services - 4.9%
	Ally Financial, Inc.
1,485,000	3.88%, 05/21/2024	1,533,262
	Credit Acceptance Corp.
1,445,000	6.63%, 03/15/2026(1)	1,558,866
	Fly Leasing Ltd.
735,000	5.25%, 10/15/2024	753,595
	goeasy Ltd.
1,625,000	7.88%, 11/01/2022(1)	1,694,062
	Navient Corp.
340,000	5.63%, 08/01/2033	283,900
1,764,000	5.88%, 10/25/2024	1,808,100
80,000	6.13%, 03/25/2024	84,109
1,106,000	6.50%, 06/15/2022	1,177,558
546,000	7.25%, 09/25/2023	595,823
	Springleaf Finance Corp.
820,000	6.13%, 05/15/2022	879,450
430,000	6.13%, 03/15/2024	465,878
575,000	6.88%, 03/15/2025	643,184
705,000	7.75%, 10/01/2021	770,283
1,935,000	8.25%, 12/15/2020	2,063,794
	Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
2,535,000	6.75%, 06/01/2025(1)	2,614,219

		16,926,083

	Electric - 1.1%
	AES Corp.
2,570,000	5.13%, 09/01/2027	2,720,602
	NextEra Energy Operating Partners L.P.
930,000	4.25%, 07/15/2024(1)	942,787

		3,663,389

	Entertainment - 2.4%
	Caesars Resort Collection LLC / CRC Finco, Inc.
1,370,000	5.25%, 10/15/2025(1)	1,366,986
	Eldorado Resorts, Inc.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$1,605,000	6.00%, 04/01/2025	$1,691,269
	255,000	6.00%, 09/15/2026	275,303
		Golden Entertainment, Inc.
	840,000	7.63%, 04/15/2026(1)	863,100
		Jacobs Entertainment, Inc.
	1,920,000	7.88%, 02/01/2024(1)	2,040,000
		Penn National Gaming, Inc.
	2,170,000	5.63%, 01/15/2027(1)	2,203,635

			8,440,293

		Environmental Control - 1.6%
		Clean Harbors, Inc.
	1,307,000	4.88%, 07/15/2027(1)	1,344,576
	584,000	5.13%, 07/15/2029(1)	615,565
		Stericycle, Inc.
	975,000	5.38%, 07/15/2024(1)	1,018,232
		Tervita Corp.
	2,551,000	7.63%, 12/01/2021(1)	2,602,020

			5,580,393

		Food - 2.0%
		Post Holdings, Inc.
	2,520,000	5.00%, 08/15/2026(1)	2,573,550
	1,395,000	5.63%, 01/15/2028(1)	1,435,106
	990,000	5.75%, 03/01/2027(1)	1,025,888
		TreeHouse Foods, Inc.
	1,870,000	4.88%, 03/15/2022	1,877,012

			6,911,556

		Gas - 0.7%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	924,000	5.50%, 05/20/2025	970,200
	338,000	5.75%, 05/20/2027	354,900
	1,128,000	5.88%, 08/20/2026	1,195,680

			2,520,780

		Healthcare-Products - 1.5%
		Avantor, Inc.
	2,990,000	6.00%, 10/01/2024(1)	3,199,330
		Sotera Health Holdings LLC
	1,855,000	6.50%, 05/15/2023(1)	1,882,825

			5,082,155

		Healthcare-Services - 3.5%
		Catalent Pharma Solutions, Inc.
	265,000	5.00%, 07/15/2027(1)	272,287
		CHS/Community Health Systems, Inc.
	880,000	8.13%, 06/30/2024(1)	668,800
		HCA Healthcare, Inc.
	2,645,000	6.25%, 02/15/2021	2,771,590
		HCA, Inc.
	2,215,000	5.38%, 02/01/2025	2,395,434
	1,070,000	5.38%, 09/01/2026	1,158,275
	100,000	5.63%, 09/01/2028	110,270
	1,135,000	5.88%, 05/01/2023	1,242,825
	80,000	5.88%, 02/01/2029	89,300
	1,431,000	7.50%, 11/15/2095	1,531,170
		IQVIA, Inc.
EUR	545,000	2.25%, 01/15/2028	603,315
		West Street Merger Sub, Inc.
	$1,510,000	6.38%, 09/01/2025(1)	1,385,425

			12,228,691

		Home Builders - 2.2%
		Beazer Homes USA, Inc.
	460,000	5.88%, 10/15/2027	420,900
		KB Home
	1,030,000	7.00%, 12/15/2021	1,107,250

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		M/I Homes, Inc.
	$1,020,000	5.63%, 08/01/2025	$1,035,300
	1,595,000	6.75%, 01/15/2021	1,606,963
		Taylor Morrison Communities, Inc.
	1,430,000	5.75%, 01/15/2028(1)	1,481,952
	1,915,000	6.63%, 05/15/2022	1,981,067

			7,633,432

		Household Products - 0.5%
		Revlon Consumer Products Corp.
	2,715,000	6.25%, 08/01/2024	1,846,200

		Household Products/Wares - 0.4%
		Diamond (BC) B.V.
EUR	1,505,000	5.63%, 08/15/2025(2)	1,299,068

		Insurance - 1.9%
		Acrisure LLC / Acrisure Finance, Inc.
	$2,840,000	8.13%, 02/15/2024(1)	3,031,984
	620,000	10.13%, 08/01/2026(1)	636,120
		CNO Financial Group, Inc.
	535,000	5.25%, 05/30/2029	577,800
		Genworth Holdings, Inc.
	135,000	4.80%, 02/15/2024	124,200
	890,000	4.90%, 08/15/2023	827,700
	505,000	7.20%, 02/15/2021	516,363
	280,000	7.63%, 09/24/2021	289,800
	45,000	7.70%, 06/15/2020	45,675
		MGIC Investment Corp.
	445,000	5.75%, 08/15/2023	483,381

			6,533,023

		Iron/Steel - 0.6%
		Steel Dynamics, Inc.
	2,050,000	4.13%, 09/15/2025	2,058,426

		IT Services - 0.0%
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	160,000	6.75%, 06/01/2025(1)	165,000

		Lodging - 4.4%
		Boyd Gaming Corp.
	1,365,000	6.00%, 08/15/2026	1,426,425
	1,285,000	6.38%, 04/01/2026	1,355,675
		FelCor Lodging L.P.
	2,590,000	6.00%, 06/01/2025	2,713,025
		Hilton Domestic Operating Co., Inc.
	2,072,000	4.25%, 09/01/2024	2,098,314
		Jack Ohio Finance LLC / Jack Ohio Finance Corp.
	1,810,000	6.75%, 11/15/2021(1)	1,849,856
		MGM Resorts International
	790,000	5.50%, 04/15/2027	837,629
		Station Casinos LLC
	1,390,000	5.00%, 10/01/2025(1)	1,416,410
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	1,850,000	5.88%, 05/15/2025(1)	1,831,500
		Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	1,690,000	5.50%, 03/01/2025(1)	1,772,388

			15,301,222

		Machinery-Diversified - 0.4%
		Cloud Crane LLC
	1,408,000	10.13%, 08/01/2024(1)	1,506,560

		Media - 11.8%
		Altice France S.A.
	2,330,000	7.38%, 05/01/2026(1)	2,482,906
	2,215,000	8.13%, 02/01/2027(1)	2,411,581
		Altice Luxembourg S.A.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$1,285,000	7.63%, 02/15/2025(1)	$1,259,351
EUR	835,000	8.00%, 05/15/2027(2)	950,680
		CCO Holdings LLC / CCO Holdings Capital Corp.
	$105,000	5.13%, 02/15/2023	$106,575
	1,685,000	5.13%, 05/01/2023(1)	1,725,272
	495,000	5.75%, 09/01/2023	504,900
	190,000	5.75%, 01/15/2024	194,038
	2,485,000	5.75%, 02/15/2026(1)	2,617,848
		CSC Holdings LLC
	1,840,000	5.13%12/15/2021, (1)	1,840,000
	1,800,000	5.25%, 06/01/2024	1,878,750
	770,000	5.50%, 04/15/2027(1)	806,575
	1,970,000	6.50%, 02/01/2029(1)	2,171,925
		DISH DBS Corp.
	965,000	5.00%, 03/15/2023	931,225
	570,000	5.88%, 11/15/2024	530,111
	2,830,000	6.75%, 06/01/2021	2,945,888
	667,000	7.88%, 09/01/2019	668,668
		Gray Television, Inc.
	1,520,000	5.13%, 10/15/2024(1)	1,559,900
	400,000	5.88%, 07/15/2026(1)	415,000
		Quebecor Media, Inc.
	925,000	5.75%, 01/15/2023	985,125
		Sinclair Television Group, Inc.
	590,000	5.13%, 02/15/2027(1)	592,950
	740,000	5.63%, 08/01/2024(1)	761,053
	1,005,000	5.88%, 03/15/2026(1)	1,044,245
		Sirius XM Radio, Inc.
	695,000	4.63%, 07/15/2024(1)	715,364
	1,470,000	5.50%, 07/01/2029(1)	1,537,988
		TEGNA, Inc.
	1,760,000	4.88%, 09/15/2021(1)	1,762,200
	667,000	5.13%, 10/15/2019	668,267
	810,000	6.38%, 10/15/2023	831,384
		Tribune Media Co.
	1,845,000	5.88%, 07/15/2022	1,875,442
		Viacom, Inc.
	355,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(4)	367,425
	118,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(4)	124,721
		Videotron Ltd.
	990,000	5.00%, 07/15/2022	1,034,253
		WMG Acquisition Corp.
	959,000	5.50%, 04/15/2026(1)	992,565
		Ziggo B.V.
	1,605,000	5.50%, 01/15/2027(1)	1,643,119

			40,937,294

		Metal Fabricate/Hardware - 0.6%
		Novelis Corp.
	650,000	5.88%, 09/30/2026(1)	673,563
	1,200,000	6.25%, 08/15/2024(1)	1,257,024

			1,930,587

		Mining - 0.5%
		Constellium SE
	1,740,000	5.88%, 02/15/2026(1)	1,805,250

		Office/Business Equipment - 1.0%
		Pitney Bowes, Inc.
	340,000	4.63%, 03/15/2024	306,000
	1,130,000	4.70%, 04/01/2023	1,062,200
		Xerox Corp.
	2,000,000	4.13%, 03/15/2023	2,005,000

			3,373,200

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Oil & Gas - 8.1%
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
$2,610,000	6.13%, 11/15/2022(1)	$2,623,050
	California Resources Corp.
1,065,000	8.00%, 12/15/2022(1)	745,500
	Centennial Resource Production LLC
905,000	5.38%, 01/15/2026(1)	837,125
	Chesapeake Energy Corp.
2,025,000	7.00%, 10/01/2024	1,655,437
1,135,000	7.50%, 10/01/2026	890,975
1,330,000	8.00%, 06/15/2027	1,064,000
	Energen Corp.
1,385,000	4.63%, 09/01/2021	1,417,769
	EP Energy LLC / Everest Acquisition Finance, Inc.
280,000	7.75%, 05/15/2026(1)	249,760
	Jagged Peak Energy LLC
2,109,000	5.88%, 05/01/2026	2,003,550
	Laredo Petroleum, Inc.
1,380,000	5.63%, 01/15/2022	1,276,500
	Matador Resources Co.
1,385,000	5.88%, 09/15/2026	1,368,366
	MEG Energy Corp.
390,000	6.38%, 01/30/2023(1)	372,450
1,210,000	6.50%, 01/15/2025(1)	1,210,000
1,065,000	7.00%, 03/31/2024(1)	1,016,841
	QEP Resources, Inc.
2,135,000	5.25%, 05/01/2023	1,942,850
200,000	5.38%, 10/01/2022	185,500
560,000	5.63%, 03/01/2026	478,811
235,000	6.80%, 03/01/2020	236,175
	SM Energy Co.
1,695,000	5.00%, 01/15/2024	1,555,162
575,000	5.63%, 06/01/2025	498,813
240,000	6.13%, 11/15/2022	234,600
735,000	6.63%, 01/15/2027	640,369
	Sunoco L.P. / Sunoco Finance Corp.
1,410,000	6.00%, 04/15/2027	1,485,787
	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
1,705,000	8.75%, 04/15/2023(1)	1,005,950
	WPX Energy, Inc.
970,000	5.25%, 09/15/2024	974,850
280,000	5.75%, 06/01/2026	287,700
382,000	6.00%, 01/15/2022	395,848
1,250,000	8.25%, 08/01/2023	1,406,250

		28,059,988

	Packaging & Containers - 5.1%
	ARD Finance S.A. (PIK 7.88%)
1,840,000	7.13%, 09/15/2023(5)	1,895,200
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	680,850
750,000	5.25%, 08/15/2027(1)	750,937
370,000	6.00%, 02/15/2025(1)	382,025
1,581,000	7.25%, 05/15/2024(1)	1,668,777
	Berry Global, Inc.
1,865,000	6.00%, 10/15/2022	1,899,969
	Crown Americas LLC / Crown Americas Capital Corp.
1,200,000	4.75%, 02/01/2026	1,233,600
	Flex Acquisition Co., Inc.
2,170,000	6.88%, 01/15/2025(1)	1,925,875
775,000	7.88%, 07/15/2026(1)	701,375
	Owens-Brockway Glass Container, Inc.
2,985,000	5.88%, 08/15/2023(1)	3,212,606
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,050,000	5.13%, 07/15/2023(1)	2,085,875
815,000	7.00%, 07/15/2024(1)	843,525

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Trivium Packaging Finance B.V.
$270,000	5.50%, 08/15/2026(1)	$278,438
245,000	8.50%, 08/15/2027(1)	258,546

		17,817,598

	Pharmaceuticals - 2.2%
	Bausch Health Cos., Inc.
242,000	5.50%, 03/01/2023(1)	243,362
2,653,000	5.88%, 05/15/2023(1)	2,672,102
1,000,000	6.13%, 04/15/2025(1)	1,028,750
	Catalent Pharma Solutions, Inc.
335,000	4.88%, 01/15/2026(1)	341,700
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
202,000	6.00%, 07/15/2023(1)	128,270
1,285,000	6.00%, 02/01/2025(1)	771,000
	Teva Pharmaceutical Finance LLC
1,065,000	2.25%, 03/18/2020	1,054,350
	Teva Pharmaceutical Finance Netherlands B.V.
820,000	3.15%, 10/01/2026	639,508
790,000	6.75%, 03/01/2028	707,050

		7,586,092

	Pipelines - 3.5%
	Cheniere Corpus Christi Holdings LLC
1,250,000	5.13%, 06/30/2027	1,360,812
940,000	5.88%, 03/31/2025	1,034,094
	DCP Midstream Operating L.P.
2,095,000	5.38%, 07/15/2025	2,223,361
	Energy Transfer Operating L.P.
670,000	5.50%, 06/01/2027	750,672
1,907,000	7.50%, 10/15/2020	2,013,988
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,180,000	4.75%, 10/01/2023(1)	1,193,299
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
3,225,000	6.50%, 07/15/2027(1)	3,511,283

		12,087,509

	Retail - 3.2%
	1011778 BC ULC / New Red Finance, Inc.
3,570,000	5.00%, 10/15/2025(1)	3,641,400
	Beacon Roofing Supply, Inc.
1,055,000	4.88%, 11/01/2025(1)	1,044,450
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
735,000	4.75%, 06/01/2027(1)	752,456
713,000	5.25%, 06/01/2026(1)	740,237
	L Brands, Inc.
1,465,000	5.25%, 02/01/2028	1,356,956
235,000	6.75%, 07/01/2036	206,213
105,000	6.88%, 11/01/2035	93,450
	PetSmart, Inc.
990,000	5.88%, 06/01/2025(1)	978,714
	United Rentals North America, Inc.
2,360,000	4.88%, 01/15/2028	2,406,940

		11,220,816

	Semiconductors - 2.3%
	Entegris, Inc.
1,775,000	4.63%, 02/10/2026(1)	1,800,116
	Micron Technology, Inc.
325,000	4.64%, 02/06/2024	342,597
1,090,000	4.98%, 02/06/2026	1,154,927
1,025,000	5.50%, 02/01/2025	1,053,096
	Qorvo, Inc.
$1,770,000	5.50%, 07/15/2026	$1,864,341
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,057,742

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

770,000	5.63%, 11/01/2024(1)	829,675

		8,102,494

	Software - 3.4%
	CDK Global, Inc.
775,000	5.25%, 05/15/2029(1)	804,063
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
1,150,000	5.75%, 03/01/2025(1)	1,152,530
	First Data Corp.
610,000	5.38%, 08/15/2023(1)	626,287
2,110,000	5.75%, 01/15/2024(1)	2,170,768
	Infor U.S., Inc.
2,925,000	6.50%, 05/15/2022	2,976,188
	IQVIA, Inc.
885,000	5.00%, 05/15/2027(1)	922,506
	SS&C Technologies, Inc.
2,290,000	5.50%, 09/30/2027(1)	2,381,600
	Western Digital Corp.
755,000	4.75%, 02/15/2026	746,506

		11,780,448

	Telecommunications - 6.3%
	Altice Financing S.A.
1,570,000	6.63%, 02/15/2023(1)	1,619,062
1,350,000	7.50%, 05/15/2026(1)	1,414,125
	CenturyLink, Inc.
2,601,000	5.63%, 04/01/2025	2,634,813
569,000	7.50%, 04/01/2024	622,879
	Embarq Corp.
1,250,000	8.00%, 06/01/2036	1,215,625
	Frontier Communications Corp.
1,275,000	6.88%, 01/15/2025	704,438
1,710,000	8.50%, 04/01/2026(1)	1,671,012
775,000	10.50%, 09/15/2022	484,375
	Intelsat Jackson Holdings S.A.
1,730,000	8.50%, 10/15/2024(1)	1,725,848
	Sprint Capital Corp.
10,000	6.88%, 11/15/2028	11,000
725,000	8.75%, 03/15/2032	899,906
	Sprint Corp.
264,000	7.13%, 06/15/2024	289,080
2,660,000	7.25%, 09/15/2021	2,856,175
10,000	7.63%, 02/15/2025	11,075
3,621,000	7.88%, 09/15/2023	4,037,415
	Telecom Italia Capital S.A.
600,000	7.20%, 07/18/2036	669,000
	Telecom Italia S.p.A.
880,000	5.30%, 05/30/2024(1)	929,500

		21,795,328

	Toys/Games/Hobbies - 0.5%
	Mattel, Inc.
1,640,000	6.75%, 12/31/2025(1)	1,724,083

	Trucking & Leasing - 0.5%
	Avolon Holdings Funding Ltd.
440,000	3.95%, 07/01/2024(1)	449,372
180,000	4.38%, 05/01/2026(1)	186,160
1,200,000	5.25%, 05/15/2024(1)	1,288,104

		1,923,636

	Total Corporate Bonds (cost $300,390,372)	$302,600,389

Senior Floating Rate Interests - 5.3%(6)
	Auto Parts & Equipment - 0.3%
	Panther BF Aggregator L.P.
1,010,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,009,374

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Commercial Services - 1.3%
	Blackhawk Network Holdings, Inc.
$925,650	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	$922,947
	Dun & Bradstreet Corp.
2,840,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	2,856,869
	Trans Union LLC
782,100	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	783,078

		4,562,894

	Diversified Financial Services - 0.2%
	Crown Finance U.S., Inc.
846,749	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	843,193

	Food - 0.1%
	CHG PPC Parent LLC
297,000	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	295,331

	Gas - 0.1%
	Messer Industries GmbH
339,150	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	337,454

	Healthcare-Services - 0.2%
	Syneos Health, Inc.
775,680	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	773,453

	Household Products - 0.1%
	Diamond (BC) B.V.
541,750	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	489,834

	Insurance - 1.0%
	Asurion LLC
2,163,150	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,167,022
	Genworth Holdings, Inc.
212,313	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	213,639
	Hub International Ltd.
945,450	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	935,003

		3,315,664

	Leisure Time - 0.6%
	Golden Entertainment, Inc.
2,195,375	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	2,200,864

	Machinery-Diversified - 0.2%
	Gardner Denver, Inc.
510,365	4.98%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	511,315

	Media - 0.8%
	PSAV Holdings LLC
1,688,625	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	1,641,141
	Shutterfly, Inc.
1,228,036	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	1,227,839

		2,868,980

	Semiconductors - 0.1%
	Microchip Technology, Inc.
442,667	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	442,113

	Software - 0.3%
	SS&C Technologies Holdings Europe S.a.r.l.
257,590	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	257,430
	SS&C Technologies, Inc.
586,748	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	586,443

		843,873

	Total Senior Floating Rate Interests (cost $18,530,361)	$18,494,342

Convertible Bonds - 0.8%
	Commercial Services - 0.2%
	Cardtronics, Inc.
800,000	1.00%, 12/01/2020	778,500

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Media - 0.3%
	Scripps Escrow, Inc.
$925,000	5.88%, 07/15/2027(1)		$934,425

	Software - 0.3%
	Western Digital Corp.
1,258,000	1.50%, 02/01/2024(1)		1,169,305

	Total Convertible Bonds (cost $3,032,441)		$2,882,230

Common Stocks - 0.7%
	Consumer Services - 0.3%
69,500	Caesars Entertainment Corp.*		822,880

	Diversified Financials - 0.3%
25,700	OneMain Holdings, Inc.		1,065,265

	Energy - 0.1%
104,555,002	KCA Deutag*(7)(8)(9)		438,504

	Total Common Stocks (cost $3,261,514)		$2,326,649

Escrows - 0.4%(10)
	Energy-Alternate Sources - 0.0%
3,200,000	TCEH Corp.*(7)(8)		3

	Media - 0.3%
1,025,000	Nexstar Escrow, Inc.*(1)		1,064,719

	Packaging & Containers - 0.1%
340,000	Berry Global, Inc.*(1)		357,425

	Total Escrows (cost $1,365,000)		$1,422,147

	Total Long-Term Investments (cost $326,579,688)		$327,725,757

Short-Term Investments - 6.2%
	Other Investment Pools & Funds - 6.2%
21,563,083	Fidelity Institutional Government Fund, Institutional Class, 2.20%(11)		21,563,083

	Total Short-Term Investments (cost $21,563,083)		$21,563,083

	Total Investments (cost $348,142,771)	100.4%	$349,288,840
	Other Assets and Liabilities	(0.4)%	(1,509,445)

	Total Net Assets	100.0%	$347,779,395

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $159,963,052, representing 46.0% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $8,692,366, representing 2.5% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(7)	Investment valued using significant unobservable inputs.
(8)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $438,507, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(9)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $438,504 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	104,555,002	$1,416,930	$438,504
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Current yield as of period end.

		Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,211,203	USD	5,561,000	EUR	GSC	08/30/19	$39,492	$—
607,953	USD	545,000	EUR	UBS	08/30/19	3,101	—
Total						$42,593	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.
UBS	UBS AG

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-kind

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$302,600,389	$—	$302,600,389	$—
Senior Floating Rate Interests	18,494,342	—	18,494,342	—
Convertible Bonds	2,882,230	—	2,882,230	—
Common Stocks
Consumer Services	822,880	822,880	—	—
Diversified Financials	1,065,265	1,065,265	—	—
Energy	438,504	—	—	438,504
Escrows	1,422,147	—	1,422,144	3
Short-Term Investments	21,563,083	21,563,083	—	—

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Foreign Currency Contracts(2)	42,593	—	42,593	—

Total	$349,331,433	$23,451,228	$325,441,698	$438,507

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 3.8%
	Asset-Backed - Finance & Insurance - 0.4%
	HSI Asset Securitization Corp. Trust
$1,360,000	2.54%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(1)	$1,349,482
	Pretium Mortgage Credit Partners LLC
800,672	4.21%, 07/25/2060(2)(3)	805,819

		2,155,301

	Asset-Backed - Home Equity - 0.1%
	GSAA Home Equity Trust
685,198	5.99%, 06/25/2036(4)	308,999
	Renaissance Home Equity Loan Trust
717,885	6.12%, 11/25/2036(3)	414,718

		723,717

	Other ABS - 1.0%
	Legacy Mortgage Asset Trust
1,686,288	4.00%, 01/25/2059(2)(3)	1,706,576
	Pretium Mortgage Credit Partners LLC
656,890	4.83%, 09/25/2058(2)(3)	662,780
	VOLT LXXIV LLC
1,581,417	4.58%, 11/25/2048(2)(3)	1,586,502
	VOLT LXXV LLC
1,000,330	4.34%, 01/25/2049(2)(3)	1,004,043

		4,959,901

	Whole Loan Collateral CMO - 2.3%
	Adjustable Rate Mortgage Trust
483,839	2.81%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(1)	484,875
	Banc of America Funding Trust
846,078	6.05%, 10/25/2036(3)	809,078
	Bear Stearns Adjustable Rate Mortgage Trust
220,290	4.73%, 10/25/2035, 12 mo. USD CMT + 2.300%(1)	225,548
	Chase Mortgage Finance Trust
460,370	4.27%, 12/25/2035(4)	449,186
	Deutsche Alt-A Securities Mortgage Loan Trust
415,428	2.42%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(1)	371,635
	Fannie Mae Connecticut Avenue Securities
1,149,649	5.27%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(1)	1,215,824
272,358	7.17%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(1)	301,699
149,936	7.97%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(1)	165,872
128,301	8.27%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(1)	141,420
	GreenPoint Mortgage Funding Trust
187,143	3.91%, 10/25/2045, 12 mo. USD MTA + 1.400%(1)	162,014
	GSR Mortgage Loan Trust
454,741	4.32%, 10/25/2035(4)	375,612
	HarborView Mortgage Loan Trust
511,932	2.49%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(1)	492,359
	IndyMac Index Mortgage Loan Trust
2,187,586	2.56%, 01/25/2036, 1 mo. USD LIBOR + 0.290%(1)	1,831,161
	JP Morgan Mortgage Trust
712,544	4.19%, 01/25/2037(4)	684,898
	MASTR Adjustable Rate Mortgages Trust
1,000,646	2.51%, 05/25/2037, 1 mo. USD LIBOR + 0.240%(1)	619,286
8,078	4.73%, 11/21/2034(4)	8,384
	New Residential Mortgage Loan Trust
1,568,903	4.34%, 02/26/2024(2)(3)	1,571,467
	Residential Funding Mortgage Securities, Inc.
169,647	4.79%, 02/25/2036(4)	157,543
346,063	6.00%, 07/25/2037	337,976
	Structured Adjustable Rate Mortgage Loan Trust
455,890	4.58%, 06/25/2035(4)	412,750
	WaMu Mortgage Pass-Through Certificates Trust
501,543	2.69%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(1)	497,618

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	$673,231	3.34%, 11/25/2046, 12 mo. USD MTA + 0.830%(1)	$628,313

			11,944,518

		Total Asset & Commercial Mortgage Backed Securities (cost $19,179,154)	$19,783,437

Foreign Government Obligations - 2.1%
		Argentina - 0.1%
		Argentina POM Politica Monetaria
ARS	18,856,000	61.68%, 06/21/2020(4)	416,136

		Brazil - 0.7%
		Brazil Notas do Tesouro Nacional
BRL	12,767,571	6.00%, 08/15/2022(5)	3,687,574

		Colombia - 0.3%
		Colombian TES
COP	5,288,936,067	4.75%, 02/23/2023(5)	1,778,046

		Russia - 0.7%
		Russian Federal Inflation Linked Bond - OFZ
RUB	238,115,987	2.50%, 08/16/2023(5)	3,629,494

		South Africa - 0.3%
		South Africa Government Bond - CPI Linked
ZAR	21,909,958	1.88%, 02/28/2033(5)	1,276,576

		Total Foreign Government Obligations (cost $12,091,258)	$10,787,826

Senior Floating Rate Interests - 4.9%(6)
		Aerospace/Defense - 0.1%
		Circor International, Inc.
	$179,387	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$179,238
		TransDigm, Inc.
	587,895	4.83%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	584,497

			763,735

		Airlines - 0.1%
		American Airlines, Inc.
	320,100	4.24%, 04/28/2023, 1 mo. USD LIBOR + 2.000%	318,660

		Auto Manufacturers - 0.0%
		Navistar International Corp.
	103,425	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	103,619

		Auto Parts & Equipment - 0.1%
		Adient U.S. LLC
	110,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	105,600
		Altra Industrial Motion Corp.
	98,731	4.23%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	98,361
		Panther BF Aggregator L.P.
	125,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	124,923

			328,884

		Biotechnology - 0.0%
		Sotera Health Holdings LLC
	98,241	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	97,136

		Chemicals - 0.2%
		Axalta Coating Systems U.S. Holdings, Inc.
	113,563	4.08%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	112,871
		Cabot Microelectronics Corp.
	117,143	4.50%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	117,290
		CTC AcquiCo GmbH
EUR	99,390	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	107,874
		Minerals Technologies, Inc.
	$301,583	4.54%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	302,211
		Platform Specialty Products Corp.
	99,500	4.48%, 01/30/2026, 1 mo. ICE LIBOR + 2.250%	99,417
		Tronox Finance LLC
	85,752	5.27%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	85,069

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Univar, Inc.
	$75,001	4.48%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	$75,063
		WR Grace & Co.
	138,950	4.08%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	138,776

			1,038,571

		Commercial Services - 0.4%
		Blackhawk Network Holdings, Inc.
	198,497	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	197,918
		Dun & Bradstreet Corp.
	100,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	100,594
		Quikrete Holdings, Inc.
	139,423	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	138,164
		Russell Investments U.S. Inst’l Holdco, Inc.
	218,250	5.48%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	216,521
		Tempo Acquisition LLC
	284,200	5.23%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	284,555
		Trans Union LLC
	155,831	4.23%, 04/10/2023, 1 mo. USD LIBOR + 2.000%	156,148
		United Rentals, Inc.
	481,363	3.98%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	481,483
		Verisure Holding AB
EUR	135,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	149,683
		Xerox Business Services LLC
	$146,250	4.73%, 12/07/2023, 1 mo. USD LIBOR + 2.500%	143,508

			1,868,574

		Distribution/Wholesale - 0.0%
		Hamilton Holdco LLC
	99,000	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	98,876

		Diversified Financial Services - 0.2%
		AlixPartners LLP
	195,500	4.98%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	195,674
		Crown Finance U.S., Inc.
	106,871	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	106,423
		Delos Finance S.a.r.l.
	416,667	4.08%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	417,533
		FinCo I LLC
	118,704	4.23%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	119,090
		Nets Holding A/S
EUR	97,014	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	106,810
		Victory Capital Holdings, Inc.
	$99,091	5.57%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	99,617

			1,045,147

		Electronics - 0.0%
		Resideo Funding, Inc.
	99,500	4.33%, 10/24/2025, 3 mo. USD LIBOR + 2.000%	99,438

		Energy-Alternate Sources - 0.1%
		AES Corp.
	83,029	4.27%, 05/31/2022, 3 mo. USD LIBOR + 1.750%	82,960
		BCP Renaissance Parent LLC
	183,150	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	182,883
		TEX Operations Co. LLC
	96,495	4.23%, 08/04/2023, 1 mo. USD LIBOR + 2.000%	96,589

			362,432

		Engineering & Construction - 0.1%
		Brand Energy & Infrastructure Services, Inc.
	220,500	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	212,575
		Pike Corp.
	86,845	0.00%, 07/19/2026, 1 mo. USD LIBOR + 3.250%(7)	87,171

			299,746

		Entertainment - 0.0%
		Wyndham Hotels & Resorts, Inc.
	143,913	3.98%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	144,183

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Environmental Control - 0.1%
		Advanced Disposal Services, Inc.
	$124,200	4.60%, 11/10/2023, 1 Week USD LIBOR + 2.250%	$124,402
		Clean Harbors, Inc.
	147,000	3.98%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	147,294

			271,696

		Food - 0.0%
		Post Holdings, Inc.
	178,568	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	178,518

		Food Service - 0.0%
		Aramark Services, Inc.
	93,266	4.08%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	93,227

		Gas - 0.0%
		Messer Industries GmbH
	99,750	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	99,251

		Healthcare-Services - 0.2%
		Envision Healthcare Corp.
	184,075	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	157,806
		Gentiva Health Services, Inc.
	133,764	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	134,433
		IQVIA, Inc.
EUR	163,350	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	181,322
		MPH Acquisition Holdings LLC
	$277,248	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	268,930
		Universal Health Services, Inc.
	248,413	3.98%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	248,619

			991,110

		Household Products - 0.0%
		Revlon Consumer Products Corp.
	102,113	6.02%, 09/07/2023	82,882

		Insurance - 0.2%
		Asurion LLC
	673,139	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	674,405
		Hub International Ltd.
	212,850	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	210,498
		Sedgwick Claims Management Services, Inc.
	179,100	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	176,157

			1,061,060

		IT Services - 0.0%
		Science Applications International Corp.
	248,125	3.98%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	247,195

		Leisure Time - 0.2%
		Caesars Resort Collection LLC
	438,484	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	434,717
		Eldorado Resorts LLC
	145,162	4.58%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	144,891
		Golden Entertainment, Inc.
	246,075	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	246,690
		Penn National Gaming, Inc.
	99,500	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	99,613

			925,911

		Lodging - 0.2%
		Boyd Gaming Corp.
	161,255	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	161,134
		Caesars Entertainment Operating Co.
	270,875	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	270,130
		Station Casinos LLC
	166,560	4.74%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	166,778
		Wynn Resorts, Ltd.
	218,900	4.66%, 10/30/2024, 1 mo. USD LIBOR + 2.250%	219,064

			817,106

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Machinery - Construction & Mining - 0.0%
		Brookfield WEC Holdings, Inc.
	$149,250	5.73%, 08/01/2025, 1 mo. USD LIBOR + 3.500%	$149,623

		Media - 0.7%
		Altice Financing S.A.
	117,900	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	113,331
		Charter Communications Operating LLC
	291,068	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	291,498
		CSC Holdings LLC
	295,083	4.58%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	293,976
	189,050	4.58%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	188,341
		Gray Television, Inc.
	189,050	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	189,421
		ION Media Networks, Inc.
	224,309	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(7)	223,959
		Lamar Media Corp.
	98,750	4.13%, 03/14/2025, 1 mo. USD LIBOR + 1.750%	98,812
		MTN Infrastructure TopCo, Inc.
	99,747	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	99,249
		Nexstar Broadcasting, Inc.
	165,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(7)	164,965
		PSAV Holdings LLC
	197,747	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	192,187
		Shutterfly, Inc.
	74,882	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	74,870
		Unitymedia Finance LLC
	190,000	4.35%, 06/01/2023, 1 mo. USD LIBOR + 2.000%	189,778
	225,000	4.60%, 09/30/2025, 1 mo. USD LIBOR + 2.250%	224,806
	145,000	4.60%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	144,854
		UPC Financing Partnership
	216,557	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	216,444
		Virgin Media Bristol LLC
	670,000	4.83%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	671,260

			3,377,751

		Miscellaneous Manufacturing - 0.1%
		H.B. Fuller Co.
	153,147	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	152,190
		USI, Inc.
	245,625	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	241,992

			394,182

		Oil & Gas - 0.0%
		California Resources Corp.
	100,000	6.99%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	95,150
		NorthRiver Midstream Finance L.P.
	104,213	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	104,250

			199,400

		Oil & Gas Services - 0.0%
		Lower Cadence Holdings LLC
	100,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	99,708

		Packaging & Containers - 0.2%
		Berry Global, Inc.
EUR	100,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	110,734
	$200,000	4.90%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	199,730
		Crown Americas LLC
	53,663	4.37%, 04/03/2025, 1 Week USD LIBOR + 2.000%	53,808
		Flex Acquisition Co., Inc.
	160,295	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	153,056
		Reynolds Group Holdings, Inc.
	695,684	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	695,211

			1,212,539

		Pharmaceuticals - 0.2%
		Bausch Health Co., Inc.
	187,500	5.13%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	187,384

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Catalent Pharma Solutions, Inc.
$99,750	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	$100,187
	Endo Luxembourg Finance Co., S.a r.l.
362,600	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	330,194
	IQVIA, Inc.
266,679	4.33%, 03/07/2024, 3 mo. USD LIBOR + 2.000%	267,180
	Valeant Pharmaceuticals International, Inc.
99,792	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	100,117

		985,062

	Real Estate - 0.1%
	KFC Holding Co.
179,956	4.05%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	179,731
	VICI Properties LLC
219,545	4.27%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	218,962

		398,693

	REITS - 0.1%
	MGM Growth Properties Operating Partnership L.P.
256,388	4.23%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	256,334

	Retail - 0.4%
	Albertsons LLC
257,757	5.31%, 12/21/2022, 3 mo. USD LIBOR + 3.000%	258,196
	American Builders & Contractors Supply Co., Inc.
488,750	4.23%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	485,695
	B.C. Unlimited Liability Co.
122,188	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	122,157
	Bass Pro Group LLC
196,500	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	185,622
	Coty, Inc.
277,072	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	267,144
	Michaels Stores, Inc.
310,834	4.75%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	300,498
	Staples, Inc.
128,375	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	125,086
	Sunshine Luxembourg S.a.r.l.
165,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(7)	165,536

		1,909,934

	Semiconductors - 0.1%
	Entegris, Inc.
154,225	4.23%, 11/01/2025, 1 mo. USD LIBOR + 2.000%	154,225
	Microchip Technology, Inc.
71,861	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	71,772
	ON Semiconductor Corp.
102,254	3.98%, 03/31/2023, 1 mo. USD LIBOR + 1.750%	101,998

		327,995

	Software - 0.5%
	Almonde, Inc.
154,035	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	151,013
	Change Healthcare Holdings LLC
199,914	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	199,383
	Dell International LLC
200,786	4.24%, 09/07/2023, 1 mo. USD LIBOR + 2.000%	201,258
	Global Payments, Inc.
256,078	3.98%, 04/21/2023, 1 mo. USD LIBOR + 1.750%	255,950
	Go Daddy Operating Co. LLC
169,898	4.23%, 02/15/2024, 1 mo. USD LIBOR + 2.000%	170,375
	Infor U.S., Inc.
553,399	5.08%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	553,299
	MA FinanceCo. LLC
17,882	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	17,733
	Seattle Spinco, Inc.
120,758	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	119,752
	SS&C Technologies Holdings Europe S.a.r.l.
41,785	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	41,759

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	SS&C Technologies, Inc.
$269,778	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	$269,669
	Ultimate Software Group, Inc.
100,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	100,734
	Verint Systems, Inc.
205,800	4.40%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	206,829
	WEX, Inc.
480,184	4.48%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	480,443

		2,768,197

	Telecommunications - 0.3%
	Altice France S.A.
321,793	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	318,173
	CenturyLink, Inc.
99,495	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	98,817
	Ciena Corp.
148,626	4.27%, 09/26/2025, 1 mo. USD LIBOR + 2.000%	149,138
	Level 3 Financing, Inc.
375,000	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	375,157
	Sprint Communications, Inc.
430,100	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	428,917
	Univision Communications, Inc.
216,785	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	212,010
	Zayo Group LLC
100,095	4.48%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	100,065

		1,682,277

	Transportation - 0.0%
	B.C. Unlimited Liability Co.
49,074	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	49,346
	Dynasty Acquisition Co., Inc.
91,277	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	91,785

		141,131

	Total Senior Floating Rate Interests (cost $25,392,838)	$25,239,783

U.S. Government Agencies - 7.6%
	Mortgage-Backed Agencies - 7.6%
	FHLMC - 0.2%

$1,121,288	6.52%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(1)	$1,212,540

	FNMA - 7.4%
$36,800,000	3.00%, 08/01/2049(8)	$37,114,094
1,345,000	4.67%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	1,359,615

		38,473,709

	Total U.S. Government Agencies (cost $39,620,806)	$39,686,249

U.S. Government Securities - 88.0%
	U.S. Treasury Bonds - 5.6%
	U.S. Treasury Bonds
$26,137,732	2.38%, 01/15/2025(5)	$29,085,872

		29,085,872

	U.S. Treasury Notes - 82.4%
146,477,687	0.13%, 04/15/2021(5)	144,694,260
58,821,149	0.13%, 07/15/2026(5)	58,464,011
9,924,957	0.25%, 01/15/2025(5)	9,915,210
14,355,774	0.25%, 07/15/2029(5)	14,340,496
15,992,282	0.38%, 07/15/2025(5)(9)	16,148,988
50,033,157	0.50%, 01/15/2028(5)(10)(11)	50,909,863
89,907,123	0.63%, 01/15/2026(5)	91,991,105
32,211,236	0.75%, 07/15/2028(5)	33,610,014
5,613,320	0.88%, 01/15/2029(5)	5,916,986
265,000	2.75%, 09/30/2020(9)	267,184

		426,258,117

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Total U.S. Government Securities (cost $450,399,215)		$455,343,989

	Total Long-Term Investments (cost $546,683,271)		$550,841,284
Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
2,511,388	Fidelity Institutional Government Fund, Institutional Class, 2.20%(12)		2,511,388

	Total Short-Term Investments (cost $2,511,388)		$2,511,388

	Total Investments (cost $549,194,659)	106.9%	$553,352,672
	Other Assets and Liabilities	(6.9)%	(35,767,545)

	Total Net Assets	100.0%	$517,585,127

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $8,696,802, representing 1.7% of net assets.

(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(7)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(8)	Represents or includes a TBA transaction.
(9)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(11)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(12)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	144	09/30/2019	$30,874,500	$(43,170)
U.S. Treasury 10-Year Note Future	338	09/19/2019	43,068,594	115,564

Total				$72,394

Short position contracts:
Euro-Bund Future	15	09/06/2019	$2,907,038	$(1,253)
U.S. Treasury 5-Year Note Future	126	09/30/2019	14,811,891	(50,739)
U.S. Treasury 10-Year Ultra Future	81	09/19/2019	11,165,344	(4,976)

Total				$(56,968)

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total futures contracts	$15,426

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.AAA.6	GSC	USD	18,786,015	0.50%	05/11/63	Monthly	$—	$(14,423)	$151,973	$166,396

Total traded indices							$—	$(14,423)	$151,973	$166,396

Total OTC contracts							$—	$(14,423)	$151,973	$166,396

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Interest Rate Swap Contracts Outstanding at July 31, 2019
Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD	12,310,000	01/15/22	At Maturity	$—	$—	$(137,424)	$(137,424)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At maturity	—	—	(438,988)	(438,988)
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At maturity	—	—	(129,404)	(129,404)

Total							$—	$—	$(705,816)	$(705,816)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.93% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$597,643	$597,643
12 Mo. Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	468,216	468,216
12 Mo. Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	72,164	—	180,672	108,508
2.35% Fixed	3 Mo. USD LIBOR	USD	6,700,000	04/09/24	Semi-Annual	—	—	(195,990)	(195,990)
2.36% Fixed	3 Mo. USD LIBOR	USD	6,965,000	04/09/24	Semi-Annual	—	—	(204,914)	(204,914)
3 Mo. USD LIBOR	2.36% Fixed	USD	7,150,000	04/09/24	Semi-Annual	—	—	(209,498)	(209,498)
3 Mo. USD LIBOR	2.35% Fixed	USD	9,540,000	04/09/24	Semi-Annual	—	—	(278,609)	(278,609)

Total						$72,164	$—	$357,520	$285,356

Bond Forward Contracts Outstanding at July 31, 2019

Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.13%(5), 07/15/2026	USD	9,056,216	08/15/2019	$(8,664)
BOA	U.S. Treasury Bonds, 0.38%(5), 07/15/2025	USD	28,622,650	08/15/2019	(88,228)
MSC	U.S. Treasury Bonds, 0.63%(5), 01/15/2026	USD	20,367,354	08/15/2019	(34,937)

Total					$(131,829)

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,609,516	USD	14,019,000	BRL	MSC	09/18/19	$—	$ (50,176)

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,717,389	USD	5,620,240,000	COP	MSC	09/18/19	9,639	—
453,470	USD	406,000	EUR	GSC	08/30/19	2,883	—
3,504,749	USD	228,953,000	RUB	BCLY	09/18/19	—	(68,259)
1,273,657	USD	19,012,000	ZAR	GSC	09/18/19	—	(43,907)
Total						$12,522	$(162,342)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
ICE	Intercontinental Exchange, Inc.
MTA	Monthly Treasury Average Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Fair Valuation Summary

The	following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$19,783,437	$—	$19,783,437	$—
Foreign Government Obligations	10,787,826	—	10,787,826	—
Senior Floating Rate Interests	25,239,783	—	25,239,783	—
U.S. Government Agencies	39,686,249	—	39,686,249	—
U.S. Government Securities	455,343,989	—	455,343,989	—
Short-Term Investments	2,511,388	2,511,388	—	—
Foreign Currency Contracts(2)	12,522	—	12,522	—
Futures Contracts(2)	115,564	115,564	—	—
Swaps - Credit Default(2)	166,396	—	166,396	—
Swaps - Interest Rate(2)	1,174,367	—	1,174,367	—

Total	$554,821,521	$2,626,952	$552,194,569	$—

Liabilities
Bond Forward Contracts(2)	$(131,829)	$—	$(131,829)	$—
Foreign Currency Contracts(2)	(162,342)	—	(162,342)	—
Futures Contracts(2)	(100,138)	(100,138)	—	—

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Swaps - Interest Rate(2)	(1,594,827)	—	(1,594,827)	—

Total	$(1,989,136)	$(100,138)	$(1,888,998)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Argentina - 0.6%
26,827	Banco Macro S.A. ADR(1)	$1,858,575
2,324	MercadoLibre, Inc.*	1,444,180
39,529	Pampa Energia S.A. ADR*(1)	1,300,504
55,303	YPF S.A. ADR	909,734

		5,512,993

	Australia - 1.8%
142,177	BHP Group Ltd.	3,914,226
74,429	Commonwealth Bank of Australia	4,177,073
487,353	Goodman Group REIT	4,928,858
476,122	Resolute Mining Ltd.	567,181
265,614	Treasury Wine Estates Ltd.	3,193,731
459,657	Western Areas Ltd.	682,239

		17,463,308

	Austria - 0.1%
66,165	Zumtobel Group AG*	550,800

	Belgium - 1.1%
32,423	Ageas	1,740,676
183,684	AGFA-Gevaert N.V.*	739,793
75,046	bpost S.A.	697,794
65,924	Groupe Bruxelles Lambert S.A.	6,214,963
37,599	Orange Belgium S.A.	859,496

		10,252,722

	Brazil - 2.2%
98,400	Banco do Brasil S.A.	1,269,079
50,101	Gol Linhas Aereas Inteligentes S.A. ADR(1)	1,076,169
128,800	Linx S.A.	1,093,485
386,400	Localiza Rent a Car S.A.	4,454,937
156,540	Lojas Renner S.A.	1,946,726
122,299	Pagseguro Digital Ltd. Class A*	5,317,561
93,510	Petroleo Brasileiro S.A. ADR	1,407,325
141,400	TOTVS S.A.	1,796,979
214,633	Vale S.A. ADR	2,788,083

		21,150,344

	Canada - 6.1%
295,600	Advantage Oil & Gas Ltd.*	423,310
231,474	ARC Resources Ltd.	1,183,853
52,579	Bank of Montreal(1)	3,936,055
30,946	Bank of Nova Scotia	1,652,110
103,796	Barrick Gold Corp.	1,686,941
60,376	Cameco Corp.	554,446
83,736	Canadian National Railway Co.	7,925,671
155,978	Centerra Gold, Inc.*	1,245,649
66,751	CGI, Inc.*	5,137,571
86,564	Descartes Systems Group, Inc.*	3,144,979
75,450	Eldorado Gold Corp.*	580,965
79,146	IAMGOLD Corp.*	287,300
57,267	Imperial Oil Ltd.	1,568,139
61,329	Intact Financial Corp.	5,716,543
194,864	Kinross Gold Corp.*	783,353
52,380	Northern Dynasty Minerals Ltd.*(1)	41,275
202,045	Painted Pony Energy Ltd.*(1)	142,372
72,886	Royal Bank of Canada	5,755,553
145,976	SEMAFO, Inc.*	585,099
182,446	Smart REIT	4,477,516
675,480	StorageVault Canada, Inc.	1,499,588
39,641	TC Energy Corp.	1,940,901
81,466	Toronto-Dominion Bank	4,762,162
36,402	Tourmaline Oil Corp.	479,917
271,695	Trican Well Service Ltd.*(1)	199,685
409,048	Tricon Capital Group, Inc.	3,096,219

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

124,970	Uranium Participation Corp.*	$410,002

		59,217,174

	Chile - 0.3%
298,694	Empresas COPEC S.A.	2,740,798

	China - 6.0%
1,980,760	361 Degrees International Ltd.	355,796
63,077	Alibaba Group Holding Ltd. ADR*	10,919,259
668,895	AMVIG Holdings Ltd.	156,369
8,874,061	Bank of China Ltd. Class H	3,603,646
2,387,350	China BlueChemical Ltd. Class H	654,537
2,354,419	China Longyuan Power Group Corp. Ltd. Class H	1,439,705
1,290,570	China Machinery Engineering Corp. Class H	551,521
427,000	China Merchants Bank Co., Ltd. Class H	2,115,315
2,662,966	China Telecom Corp. Ltd. Class H	1,187,763
1,582,000	CNOOC Ltd.	2,608,344
946,305	CSPC Pharmaceutical Group Ltd.	1,642,195
2,432,580	Daphne International Holdings Ltd.*	50,226
1,690,340	Dongfeng Motor Group Co., Ltd. Class H	1,507,636
5,860,514	Industrial & Commercial Bank of China Ltd. Class H	3,935,606
43,193	JD.com, Inc. ADR*	1,291,903
196,789	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,897,488
855,500	Jinyu Bio-Technology Co., Ltd. Class A	1,902,682
348,520	Livzon Pharmaceutical Group, Inc. Class A	1,281,980
248,480	Midea Group Co., Ltd. Class A	1,957,160
271,140	Ping An Insurance Group Co., of China Ltd. Class H	3,195,604
216,098	Qudian, Inc. ADR*	1,975,136
218,205	Sunny Optical Technology Group Co., Ltd.	2,523,186
187,556	Tencent Holdings Ltd.	8,738,790
152,745	Wuxi Biologics Cayman, Inc.*(2)	1,623,261
46,927	Zai Lab Ltd. ADR*	1,507,295

		58,622,403

	Denmark - 0.6%
1,486	AP Moller - Maersk A/S Class B	1,668,552
54,335	D/S Norden A/S	813,032
2,971	Drilling Co.*	201,556
30,926	DSV A/S	2,951,695

		5,634,835

	Finland - 0.2%
311,301	Nokia Oyj(1)	1,677,805

	France - 8.8%
28,670	Air France-KLM*	299,096
24,758	Airbus SE	3,499,812
63,611	Alstom S.A.(1)	2,739,647
54,498	BNP Paribas S.A.	2,550,508
58,721	Capgemini SE	7,455,471
174,292	Cie de Saint-Gobain	6,676,882
21,399	Criteo S.A. ADR*	405,939
135,614	Danone S.A.	11,769,781
107,790	Engie S.A.	1,658,833
17,468	Imerys S.A.	731,715
12,150	L’Oreal S.A.	3,250,907
6,609	LVMH Moet Hennessy Louis Vuitton SE	2,729,909
50,809	Metropole Television S.A.	881,414
39,241	Neopost S.A.	788,453
372,636	Orange S.A.	5,523,391
32,764	Pernod Ricard S.A.(1)	5,749,548
23,409	Renault S.A.	1,309,682
121,067	Rexel S.A.	1,351,830
27,384	Safran S.A.	3,931,271
79,828	Schneider Electric SE	6,887,247
71,449	Societe Generale S.A.(1)	1,750,119
1,893	Sopra Steria Group	244,341
114,859	Television Francaise 1 S.A.	1,150,698

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

89,320	Total S.A.	$4,629,472
16,505	Vicat S.A.	740,522
75,409	Vinci S.A.	7,756,850

		86,463,338

	Germany - 4.2%
48,672	Allianz SE	11,292,340
135,000	CECONOMY AG*	862,896
35,103	Daimler AG	1,822,294
403,883	E.ON SE	4,022,197
22,577	Hamburger Hafen und Logistik AG	569,145
156,742	Infineon Technologies AG	2,903,201
18,325	Merck KGaA	1,869,037
27,932	Metro AG	429,645
33,662	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,021,912
10,189	Rheinmetall AG	1,156,176
101,478	RWE AG	2,741,819
39,245	Salzgitter AG	847,176
8,220	Volkswagen AG	1,373,485
66,206	Vonovia SE	3,232,462

		41,143,785

	Greece - 0.5%
1,590,282	Eurobank Ergasias S.A.*	1,550,950
131,197	Hellenic Telecommunications Organization S.A.	1,806,725
171,465	OPAP S.A.	1,929,877

		5,287,552

	Hong Kong - 3.4%
780,118	AIA Group Ltd.	7,985,102
337,800	China Gas Holdings Ltd.	1,399,669
184,400	China Mobile Ltd.	1,568,207
416,285	China Overseas Land & Investment Ltd.	1,419,139
1,870,720	China Unicom Hong Kong Ltd.	1,822,557
216,000	CST Group Ltd.*	690
77,980	Dah Sing Financial Holdings Ltd.	349,647
20,729,250	G-Resources Group Ltd.*	147,416
690,000	Guangdong Investment Ltd.	1,450,204
1,896,495	Hong Kong & China Gas Co., Ltd.	4,187,652
124,840	Hong Kong Exchanges & Clearing Ltd.	4,195,416
4,048,210	Pacific Basin Shipping Ltd.	831,080
238,000	Power Assets Holdings Ltd.	1,701,050
934,977	Sands China Ltd.	4,487,764
1,503,000	Sino Biopharmaceutical Ltd.	1,833,307

		33,378,900

	Hungary - 0.2%
487,018	Magyar Telekom Telecommunications plc	704,611
40,364	OTP Bank Nyrt	1,680,997

		2,385,608

	India - 1.2%
294,906	Allahabad Bank*	161,750
231,072	Canara Bank*	789,015
212,750	Corp. Bank*	70,056
36,555	HDFC Bank Ltd. ADR	4,203,094
483,422	ICICI Bank Ltd.	2,974,629
98,179	Kotak Mahindra Bank Ltd.	2,161,425
919,094	Nava Bharat Ventures Ltd.	1,190,001
85,441	NTPC Ltd.	157,194

		11,707,164

	Indonesia - 0.4%
750,900	Bank Central Asia Tbk PT	1,648,508
2,034,900	Bank Mandiri Persero Tbk PT	1,144,822
2,975,300	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	224,318

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,407,200	Semen Indonesia Persero Tbk PT	$1,279,199

		4,296,847

	Ireland - 1.6%
280,772	Bank of Ireland Group plc	1,238,957
1,889,297	Cairn Homes plc*	2,221,123
93,889	CRH plc	3,124,662
70,507	Experian plc	2,138,418
1,050,846	Glenveagh Properties plc*(2)	798,015
845,192	Hibernia plc REIT	1,437,913
18,770	Linde plc*	3,589,260
49,713	Smurfit Kappa Group plc	1,564,055

		16,112,403

	Italy - 2.3%
95,421	Assicurazioni Generali S.p.A.	1,779,631
285,616	Banca Popolare dell’Emilia Romagna SC(1)	1,062,684
302,552	Davide Campari-Milano S.p.A.	2,813,849
217,427	Eni S.p.A.	3,396,492
21,674	Ferrari N.V.	3,490,074
244,224	FinecoBank Banca Fineco S.p.A.	2,429,534
185,111	Geox S.p.A.	260,246
89,423	Leonardo S.p.A.	1,088,756
67,662	Moncler S.p.A.	2,778,217
224,540	Saipem S.p.A.*	1,109,803
196,623	UniCredit S.p.A.	2,315,140

		22,524,426

	Japan - 15.5%
51,380	Aisan Industry Co., Ltd.	343,765
128,810	Aozora Bank Ltd.	2,952,005
134,700	Astellas Pharma, Inc.	1,908,954
55,150	Avex, Inc.	709,078
19,490	Benesse Holdings, Inc.	456,159
49,380	Canon, Inc.	1,339,247
23,060	Cawachi Ltd.	428,502
23,600	Central Japan Railway Co.	4,743,897
87,280	Chiyoda Corp.*(1)	234,349
20,020	Chubu Steel Plate Co., Ltd.	117,452
29,700	Chugai Pharmaceutical Co., Ltd.	2,124,945
224,060	Citizen Watch Co., Ltd.	1,115,025
6,860	CMIC Holdings Co., Ltd.	117,131
19,000	Cosel Co., Ltd.(1)	188,406
98,460	Dai-ichi Life Holdings, Inc.	1,447,465
48,690	DeNA Co., Ltd.	928,639
101,519	East Japan Railway Co.	9,306,755
10,418	Eisai Co., Ltd.	563,069
17,350	Enplas Corp.	554,138
43,450	Exedy Corp.	885,757
11,800	FANUC Corp.	2,097,172
41,975	Fuji Media Holdings, Inc.	546,127
16,155	Fujitsu Ltd.	1,260,710
91,610	Funai Electric Co., Ltd.*	651,160
15,505	Gendai Agency, Inc.	61,552
26,000	GMO Payment Gateway, Inc.	1,878,477
237,670	Gree, Inc.	1,115,688
45,980	Hisaka Works Ltd.	360,847
39,900	Hitachi Ltd.	1,414,647
130,770	Hitachi Metals Ltd.	1,374,830
123,260	Honda Motor Co., Ltd.	3,066,772
32,840	Ibiden Co., Ltd.	585,486
57,670	Ichiyoshi Securities Co., Ltd.	380,740
155,300	Inpex Corp.	1,362,036
52,020	Japan Petroleum Exploration Co., Ltd.	1,132,577
541,994	Japan Post Bank Co., Ltd.	5,266,149
48,400	Japan Steel Works Ltd.	842,726
80,160	JGC Corp.	1,043,634

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

97,140	JSR Corp.	$1,604,257
29,200	Kao Corp.	2,131,038
80,900	KDDI Corp.	2,110,802
63,970	Keihin Corp.	887,880
106,200	Kirin Holdings Co., Ltd.	2,303,293
57,860	Kyoei Steel Ltd.(1)	980,023
45,010	Maxell Holdings Ltd.	575,416
5,080	Melco Holdings, Inc.	132,462
18,820	Miraial Co., Ltd.	242,501
72,900	Mitsubishi Estate Co., Ltd.	1,341,866
34,501	Mitsubishi Heavy Industries Ltd.	1,423,206
927,209	Mitsubishi UFJ Financial Group, Inc.	4,579,486
1,142,920	Mizuho Financial Group, Inc.	1,622,170
87,320	Nakayama Steel Works Ltd.	384,660
30,550	Neturen Co., Ltd.	235,582
73,860	Nexon Co., Ltd.*	1,169,092
109,095	Nichicon Corp.	897,795
49,430	Nikon Corp.	667,389
5,955	Nintendo Co., Ltd.	2,190,801
22,580	Nippon Chemi-Con Corp.	345,593
79,534	Nippon Television Holdings, Inc.	1,094,801
57,030	Nishimatsuya Chain Co., Ltd.(1)	459,789
593,667	Nissan Motor Co., Ltd.	3,858,790
57,872	Nissin Kogyo Co., Ltd.	795,248
11,500	Nitto Denko Corp.	566,373
85,860	NOK Corp.	1,260,522
394,200	Nomura Holdings, Inc.	1,267,044
280,859	NTT DOCOMO, Inc.	6,734,263
22,040	Pacific Metals Co., Ltd.	417,850
56,200	Relia, Inc.	663,894
370,800	Resona Holdings, Inc.	1,511,623
36,350	Sanyo Shokai Ltd.	512,441
97,823	Secom Co., Ltd.	7,666,485
15,890	Shimamura Co., Ltd.	1,123,565
26,777	Shin-Etsu Chemical Co., Ltd.	2,726,323
36,000	Shiseido Co., Ltd.	2,649,044
85,410	SoftBank Group Corp.	4,360,877
252,700	Sony Financial Holdings, Inc.	6,122,146
75,698	Sumitomo Mitsui Financial Group, Inc.	2,647,142
41,890	Sumitomo Mitsui Trust Holdings, Inc.	1,431,730
49,110	Sumitomo Riko Co., Ltd.	381,100
26,100	Sysmex Corp.	1,894,940
288,284	T&D Holdings, Inc.	3,237,383
42,300	Tachi-S Co., Ltd.	542,045
70,180	Takeda Pharmaceutical Co., Ltd.	2,415,307
21,900	THK Co., Ltd.	551,928
139,890	Tochigi Bank Ltd.	228,649
57,180	Tokai Rika Co., Ltd.	936,627
27,910	Tokyo Seimitsu Co., Ltd.	782,642
129,550	Tokyo Steel Manufacturing Co., Ltd.	984,074
80,680	Toppan Forms Co., Ltd.	702,814
25,636	Toshiba Machine Co., Ltd.	563,919
65,980	Toyo Engineering Corp.*(1)	339,665
162,575	Toyo Tire Corp.	2,123,781
58,650	Toyoda Gosei Co., Ltd.	1,078,619
50,660	TV Asahi Holdings Corp.	831,033
56,900	Unipres Corp.	926,370
66,250	Ushio, Inc.	845,243
68,440	Xebio Holdings Co., Ltd.(1)	757,792
777,040	Yahoo Japan Corp.	2,275,894
42,300	Yamato Kogyo Co., Ltd.	1,094,269

		152,095,424

	Malaysia - 1.3%
1,217,819	Kuala Lumpur Kepong Bhd	6,961,723

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,074,920	Public Bank Bhd	$5,694,282

		12,656,005

	Netherlands - 4.4%
43,367	Akzo Nobel N.V.	4,091,865
13,155	ASML Holding N.V.	2,931,253
56,396	Fugro N.V.*(1)	460,317
83,611	Heineken N.V.	8,970,488
187,663	ING Groep N.V.	2,082,261
45,904	InterXion Holding N.V.*	3,456,571
184,845	Koninklijke Philips N.V.	8,671,200
107,199	NN Group N.V.	4,027,580
394,191	PostNL N.V.(1)	674,771
93,468	Royal Dutch Shell plc Class A	2,943,818
160,117	Royal Dutch Shell plc Class B	5,057,295

		43,367,419

	New Zealand - 0.3%
289,163	a2 Milk Co., Ltd.*(1)	3,350,919

	Norway - 0.1%
362,139	Norsk Hydro ASA	1,231,740

	Philippines - 0.1%
996,070	Ayala Land, Inc.	971,245

	Portugal - 0.3%
168,514	CTT-Correios de Portugal S.A.	359,286
171,648	Galp Energia SGPS S.A.	2,672,234

		3,031,520

	Russia - 2.4%
436,886	Gazprom PJSC ADR	3,193,375
88,899	HeadHunter Group plc ADR	1,616,184
53,505	LUKOIL PJSC ADR	4,391,049
334,874	Sberbank of Russia PJSC	1,228,481
214,757	Sberbank of Russia PJSC ADR	3,187,867
310,270	Surgutneftegas PJSC ADR	1,294,055
285,617	VEON Ltd. ADR	893,981
205,539	Yandex N.V. Class A*	8,061,240

		23,866,232

	South Africa - 1.1%
14,259	Anglo American Platinum Ltd.	846,471
259,644	Gold Fields Ltd.	1,326,108
270,976	Harmony Gold Mining Co., Ltd. ADR*	661,181
207,782	Impala Platinum Holdings Ltd.*	1,108,485
106,492	MTN Group Ltd.	833,970
923,784	Nampak Ltd.*	640,886
4,083	Naspers Ltd. Class N	995,273
891,261	Petra Diamonds Ltd.*	120,851
292,225	Raubex Group Ltd.	388,105
344,901	Standard Bank Group Ltd.	4,288,531

		11,209,861

	South Korea - 2.3%
10,006	CJ CheilJedang Corp.	2,403,998
15,560	CJ Logistics Corp.*	1,796,407
87,690	DGB Financial Group, Inc.	556,810
39,167	KB Financial Group, Inc.	1,431,233
65,377	KT Corp.	1,528,201
1,496	LG Household & Health Care Ltd.	1,584,002
3,893	NHN Corp.	204,308
194,359	Samsung Electronics Co., Ltd.	7,361,290
37,393	Shinhan Financial Group Co., Ltd.	1,369,654
54,737	SK Hynix, Inc.	3,503,942
106,238	Tongyang Life Insurance Co., Ltd.	346,861

		22,086,706

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Spain - 2.1%
39,594	Aedas Homes SAU*(2)	$895,676
659,802	CaixaBank S.A.	1,635,285
140,987	Cellnex Telecom S.A.(2)	5,272,678
901,000	Iberdrola S.A.	8,548,140
13,740	Iberdrola S.A.	130,351
89,513	Industria de Diseno Textil S.A.	2,678,436
95,937	Neinor Homes S.A.*(2)	1,177,038
859,202	Unicaja Banco S.A.(2)	676,665

		21,014,269

	Sweden - 1.0%
214,634	Assa Abloy AB Class B	4,923,089
2,210	Klarna Holding AB(3)(4)(5)	375,148
227,043	Qliro Group AB*	264,144
504,327	SAS AB*	687,772
22,173	Spotify Technology S.A.*	3,435,485

		9,685,638

	Switzerland - 7.5%
38,195	Adecco Group AG	2,083,883
40,226	Alcon, Inc.*	2,329,472
106,667	GAM Holding AG*	467,022
9,871	Geberit AG	4,556,867
19,700	Implenia AG	527,680
107,661	Julius Baer Group Ltd.*	4,600,635
36,710	Kuehne + Nagel International AG	5,405,301
41,850	LafargeHolcim Ltd.*	2,054,102
33,382	Nestle S.A.	3,541,402
139,091	Novartis AG	12,754,481
29,467	Roche Holding AG	7,887,287
14,936	Schindler Holding AG	3,443,221
86,615	Swiss Prime Site AG*	7,625,971
13,445	Swisscom AG	6,516,010
29,480	Temenos AG*	5,189,737
378,268	UBS Group AG*	4,222,165

		73,205,236

	Taiwan - 3.7%
1,514,350	Acer, Inc.	914,629
2,998,415	Cathay Financial Holding Co., Ltd.	3,914,872
1,563,822	Chunghwa Telecom Co., Ltd.	5,409,962
2,310,110	Compal Electronics, Inc.	1,411,400
1,046,802	Formosa Chemicals & Fibre Corp.	3,184,216
1,376,704	Formosa Plastics Corp.	4,428,597
441,840	Foxconn Technology Co., Ltd.	907,807
142,419	Globalwafers Co., Ltd.	1,511,117
3,413,110	Innolux Corp.	789,132
586,450	MediaTek, Inc.	5,865,804
2,060,458	Nan Ya Plastics Corp.	4,704,940
2,190,102	Shin Kong Financial Holding Co., Ltd.*	633,050
362,960	Taiwan Semiconductor Manufacturing Co., Ltd.	2,984,639

		36,660,165

	Tanzania - 0.1%
226,044	Acacia Mining plc*	619,607

	Thailand - 0.8%
719,400	Airports of Thailand PCL	1,678,327
2,134,500	CP ALL PCL	5,986,039

		7,664,366

	Turkey - 0.1%
147,654	Anadolu Efes Biracilik Ve Malt Sanayii AS	567,229
42,825	Coca-Cola Icecek AS	254,695

		821,924

	United Kingdom - 10.2%
82,835	Anglo American plc	2,029,822

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

122,084	AstraZeneca plc	$10,547,301
788,826	Aviva plc	3,872,833
421,103	Babcock International Group plc	2,426,710
290,777	BAE Systems plc	1,931,843
127,676	BHP Group plc	3,044,246
496,026	BP plc	3,282,077
109,340	British Land Co. plc REIT	674,992
668,565	BT Group plc	1,566,014
881,136	Centrica plc	811,162
1,042,400	Cobham plc*	2,087,258
130,390	Compass Group plc	3,298,933
172,547	Diageo plc	7,195,240
101,904	Fevertree Drinks plc	2,888,839
421,574	Firstgroup plc*	588,552
21,202	Go-Ahead Group plc	550,225
227,176	Halfords Group plc	530,436
348,660	Hays plc	651,147
478,343	HSBC Holdings plc	3,830,804
496,626	J Sainsbury plc	1,185,065
486,694	Kingfisher plc	1,314,018
73,904	Land Securities Group plc REIT	715,223
3,548,173	Lloyds Banking Group plc	2,295,255
330,210	Marks & Spencer Group plc	829,960
780,503	National Grid plc	7,999,580
94,625	Prudential plc	1,946,836
48,219	Reckitt Benckiser Group plc	3,727,487
1,051,864	Serco Group plc*	1,885,499
291,363	SIG plc	465,771
345,364	Smith & Nephew plc	7,818,629
441,946	Standard Chartered plc	3,637,082
102,589	SThree plc	350,571
68,940	Ultra Electronics Holdings plc	1,634,605
24,745	Unilever N.V. ADR	1,434,310
176,356	Unilever plc	10,609,957

		99,658,282

	United States - 0.3%
727,000	Allstar Co.(3)(4)(5)	—
202,061	DraftKings, Inc.(3)(4)(5)	553,647
7,179	EPAM Systems, Inc.*	1,391,218
5,907	JAND, Inc. Class A(3)(4)(5)	88,782
16,188	Tory Burch LLC*(3)(4)(5)	900,046

		2,933,693

	Vietnam - 0.2%
925,660	Vincom Retail JSC	1,462,671

	Total Common Stocks (cost $924,795,132)	$933,716,127

Preferred Stocks - 1.5%
	Brazil - 0.1%
58,100	Cia Paranaense de Energia *	748,258
12,900	Telefonica Brasil S.A. *	176,784

		925,042

	United States - 1.4%
5,648	Airbnb, Inc. Series E*(3)(4)(5)	740,905
225,050	Coupang LLC *(3)(4)(5)	1,282,965
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)	594,065
13,190	JAND, Inc. Series D*(3)(4)(5)	200,092
38,688	Lookout, Inc. Series F*(3)(4)(5)	276,232
51,890	MarkLogic Corp. Series F*(3)(4)(5)	529,797
83,245	Pinterest, Inc. Series G*(4)(5)	2,311,379
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(5)	369,994
129,258	Uber Technologies, Inc. Series D*(4)(5)	5,150,377
18,160	WeWork Companies, Inc. Series D-1*(3)(4)(5)	1,234,880

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

15,935	WeWork Companies, Inc. Series D-2*(3)(4)(5)		$1,083,580

			13,774,266

	Total Preferred Stocks (cost $8,161,614)		$14,699,308

Escrows - 0.0%(6)
	United States - 0.0%
75,898	Birst, Inc.*(3)(4)(5)		3,947
198,151	Lithium Technology Corp.*(3)(4)(5)		1,981
46,766	One Kings Lane, Inc.*(3)(4)(5)		7,483
28,813	Veracode, Inc.*(3)(4)(5)		15,674

			29,085

	Total Escrows (cost $ —)		$29,085

Convertible Preferred Stocks - 0.0%
	United States - 0.0%
13,926	Honest Co., Inc. Series C(3)(4)(5)		453,709

	Total Convertible Preferred Stocks (cost $376,800)		$453,709

	Total Long-Term Investments (cost $933,333,546)		$948,898,229

Short-Term Investments - 4.2%
	Other Investment Pools & Funds - 2.4%
23,559,301	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.27%(7)		23,559,301

			23,559,301

	Securities Lending Collateral - 1.8%
896,850	Citibank NA DDCA, 2.37%, 8/1/2019(7)		896,850
10,173,309	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(7)		10,173,309
1,495,551	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(7)		1,495,551
1,424,227	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(7)		1,424,227
3,629,115	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(7)		3,629,115
317,948	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(7)		317,948

			17,937,000

	Total Short-Term Investments (cost $41,496,301)		$41,496,301

	Total Investments (cost $974,829,847)	101.1%	$990,394,530
	Other Assets and Liabilities	(1.1)%	(11,132,229)

	Total Net Assets	100.0%	$979,262,301

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $10,443,333, representing 1.1% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $16,174,683, which represented 1.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $16,174,683 or 1.7% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	5,648	$525,797	$740,905
08/2011	Allstar Co.	727,000	316,259	—
03/2015	Birst, Inc.	75,898	—	3,947
11/2014	Coupang LLC Preferred	225,050	700,608	1,282,965
12/2014	DraftKings, Inc.	202,061	298,156	553,647
05/2014	Essence Group Holdings Corp. Series 3 Preferred	243,469	384,997	594,065
08/2014	Honest Co., Inc. Series C Convertible Preferred	13,926	376,800	453,709
04/2015	JAND, Inc. Class A	5,907	67,844	88,782
04/2015	JAND, Inc. Series D Preferred	13,190	151,491	200,092
08/2015	Klarna Holding AB	2,210	242,394	375,148
08/2013	Lithium Technology Corp.	198,151	—	1,981
07/2014	Lookout, Inc. Series F Preferred	38,688	441,937	276,232
04/2015	MarkLogic Corp. Series F Preferred	51,890	602,661	529,797
08/2014	One Kings Lane, Inc.	46,766	—	7,483
03/2015	Pinterest, Inc. Series G Preferred	83,245	1,792,871	2,311,379
09/2015	Rubicon Global Holdings LLC Series C Preferred	15,711	313,599	369,994
11/2013	Tory Burch LLC	16,188	1,268,749	900,046
06/2014	Uber Technologies, Inc. Series D Preferred	129,258	2,005,186	5,150,377
04/2017	Veracode, Inc.	28,813	—	15,674
12/2014	WeWork Companies, Inc. Series D-1 Preferred	18,160	302,385	1,234,880
12/2014	WeWork Companies, Inc. Series D-2 Preferred	15,935	265,336	1,083,580

			$10,057,070	$16,174,683

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P/TSX 60 Index Future	50	09/19/2019	$7,414,002	$28,744
SPI 200 Future	68	09/19/2019	7,849,504	204,302

Total				$233,046

Total futures contracts				$233,046

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
MTN	Medium Term Note
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford International Equity Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$5,512,993	$5,512,993	$—	$—
Australia	17,463,308	—	17,463,308	—
Austria	550,800	550,800	—	—
Belgium	10,252,722	859,496	9,393,226	—
Brazil	21,150,344	21,150,344	—	—
Canada	59,217,174	59,217,174	—	—
Chile	2,740,798	2,740,798	—	—
China	58,622,403	15,849,962	42,772,441	—
Denmark	5,634,835	—	5,634,835	—
Finland	1,677,805	—	1,677,805	—
France	86,463,338	15,911,252	70,552,086	—
Germany	41,143,785	4,058,675	37,085,110	—
Greece	5,287,552	3,357,675	1,929,877	—
Hong Kong	33,378,900	690	33,378,210	—
Hungary	2,385,608	—	2,385,608	—
India	11,707,164	4,430,344	7,276,820	—
Indonesia	4,296,847	—	4,296,847	—
Ireland	16,112,403	3,430,298	12,682,105	—
Italy	22,524,426	260,246	22,264,180	—
Japan	152,095,424	—	152,095,424	—
Malaysia	12,656,005	—	12,656,005	—
Netherlands	43,367,419	3,456,571	39,910,848	—
New Zealand	3,350,919	—	3,350,919	—
Norway	1,231,740	—	1,231,740	—
Philippines	971,245	—	971,245	—
Portugal	3,031,520	359,286	2,672,234	—
Russia	23,866,232	10,571,405	13,294,827	—
South Africa	11,209,861	1,170,137	10,039,724	—
South Korea	22,086,706	—	22,086,706	—
Spain	21,014,269	130,351	20,883,918	—
Sweden	9,685,638	3,699,629	5,610,861	375,148
Switzerland	73,205,236	—	73,205,236	—
Taiwan	36,660,165	—	36,660,165	—
Tanzania	619,607	619,607	—	—
Thailand	7,664,366	7,664,366	—	—
Turkey	821,924	567,229	254,695	—
United Kingdom	99,658,282	3,905,283	95,752,999	—
United States	2,933,693	1,391,218	—	1,542,475
Vietnam	1,462,671	—	1,462,671	—
Preferred Stocks	14,699,308	925,042	7,461,756	6,312,510
Escrows	29,085	—	—	29,085
Convertible Preferred Stocks	453,709	—	—	453,709
Short-Term Investments	41,496,301	41,496,301	—	—
Futures Contracts(2)	233,046	233,046	—	—

Total	$990,627,576	$213,520,218	$768,394,431	$8,712,927

(1) For the period ended July 31, 2019, investments valued at $6,939,856 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Rights	Total
Beginning balance	$2,811,496	$12,869,558	$426,135	$44,450	$1	$16,151,640
Purchases	-	-	-	-	-	-
Sales	(639,765)	(114,588)		(16,033)	(21,594)	(791,980)
Accrued discounts/(premiums)	-	-	-	-	-	-
Total realized gain/(loss)	(107,762)	79,254	-	16,032	21,594	9,118
Net change in unrealized	(146,346)	418,142	27,574	(15,364)	(1)	284,005
appreciation/depreciation
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-		-	-	-	(6,939,856)
		(6,939,856)
Ending balance	$1,917,623	$6,312,510	$453,709	$29,085	$-	$8,712,927

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at period ended July 31, 2019, was $284,275 .

The Hartford International Growth Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.5%
	Australia - 1.2%
464,436	Qantas Airways Ltd.	$1,808,044
509,257	South32 Ltd.	1,083,577
101,364	Treasury Wine Estates Ltd.	1,218,796

		4,110,417

	Brazil - 0.8%
336,570	BR Malls Participacoes S.A.	1,323,756
33,082	Pagseguro Digital Ltd. Class A*	1,438,405

		2,762,161

	Canada - 3.6%
53,394	Canadian National Railway Co.	5,053,780
61,881	Dollarama, Inc.	2,292,757
333,355	Encana Corp.	1,523,057
89,103	First Quantum Minerals Ltd.	820,952
15,693	Intact Financial Corp.	1,462,762
19,312	Magna International, Inc.	973,940

		12,127,248

	China - 12.7%
60,119	Alibaba Group Holding Ltd. ADR*	10,407,200
1,642,400	China Longyuan Power Group Corp. Ltd. Class H	1,004,312
15,204,150	China Tower Corp. Ltd. Class H(1)	3,929,483
24,280	Ctrip.com International Ltd. ADR*	946,434
130,930	ENN Energy Holdings Ltd.	1,346,798
269,400	Midea Group Co., Ltd. Class A	2,121,937
11,963	New Oriental Education & Technology Group, Inc. ADR*	1,247,861
739,268	PICC Property & Casualty Co., Ltd. Class H	877,781
362,431	Ping An Insurance Group Co., of China Ltd. Class H	4,271,542
186,700	Shenzhou International Group Holdings Ltd.	2,575,098
76,270	Sunny Optical Technology Group Co., Ltd.	881,939
55,863	TAL Education Group ADR*	1,798,789
237,675	Tencent Holdings Ltd.	11,073,983
24,044	WuXi AppTec Co., Ltd. Class H(1)(2)	222,989

		42,706,146

	Denmark - 1.0%
34,830	DSV A/S	3,324,308

	France - 12.4%
47,002	Airbus SE	6,644,243
47,300	Alstom S.A.	2,037,152
54,579	AXA S.A.	1,374,749
41,701	Capgemini SE	5,294,539
32,046	Cie de Saint-Gobain	1,227,637
59,099	Edenred	2,965,681
4,701	Kering S.A.	2,428,119
6,804	L’Oreal S.A.	1,820,508
8,691	LVMH Moet Hennessy Louis Vuitton SE	3,589,898
40,896	Safran S.A.	5,871,066
44,613	Schneider Electric SE	3,849,034
21,485	Total S.A.	1,113,571
5,680	Unibail-Rodamco-Westfield	760,820
35,856	Valeo S.A.	1,117,360
24,897	Worldline S.A.*(1)	1,779,107

		41,873,484

	Germany - 3.8%
17,192	adidas AG	5,479,831
18,317	Beiersdorf AG	2,122,718
118,292	E.ON SE	1,178,048
16,541	HUGO BOSS AG	1,039,612
100,163	Infineon Technologies AG	1,855,236

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

5,873	Volkswagen AG	$981,323

		12,656,768

	Hong Kong - 3.0%
655,558	AIA Group Ltd.	6,710,136
1,339,015	China Unicom Hong Kong Ltd.	1,304,541
267,095	Sands China Ltd.	1,282,020
118,465	Techtronic Industries Co., Ltd.	880,982

		10,177,679

	India - 1.4%
85,344	HDFC Bank Ltd.	2,783,883
9,300	HDFC Bank Ltd. ADR	1,069,314
78,329	ICICI Bank Ltd. ADR	956,397

		4,809,594

	Indonesia - 0.5%
3,234,500	Bank Mandiri Persero Tbk PT	1,819,710

	Ireland - 1.6%
98,827	Experian plc	2,997,340
15,870	ICON plc*	2,478,418

		5,475,758

	Italy - 2.6%
125,969	Davide Campari-Milano S.p.A.	1,171,560
124,859	Eni S.p.A.	1,950,460
16,188	Ferrari N.V.(2)	2,607,092
91,340	FinecoBank Banca Fineco S.p.A.	908,648
21,722	Moncler S.p.A.	891,910
95,959	UniCredit S.p.A.	1,129,871

		8,659,541

	Japan - 8.4%
47,900	Bandai Namco Holdings, Inc.	2,575,068
46,690	DeNA Co., Ltd.	890,494
10,500	GMO Payment Gateway, Inc.	758,616
49,700	Hoya Corp.	3,811,090
7,340	Keyence Corp.	4,212,050
51,080	Mitsui Fudosan Co., Ltd. REIT	1,153,089
226,070	Nexon Co., Ltd.*	3,578,345
7,275	Nidec Corp.	972,783
2,824	Nintendo Co., Ltd.	1,038,929
41,865	Seven & i Holdings Co., Ltd.	1,428,766
10,415	Shin-Etsu Chemical Co., Ltd.	1,060,412
24,200	SoftBank Group Corp.	1,235,607
17,210	Sony Corp.	978,800
65,255	Sumitomo Mitsui Financial Group, Inc.	2,281,953
42,105	Tokio Marine Holdings, Inc.	2,234,975

		28,210,977

	Netherlands - 7.4%
25,494	AerCap Holdings N.V.*	1,390,188
24,095	ASML Holding N.V.	5,368,950
36,898	Heineken N.V.	3,958,726
197,487	ING Groep N.V.	2,191,265
18,764	InterXion Holding N.V.*	1,412,929
123,631	Koninklijke Philips N.V.	5,799,611
53,600	QIAGEN N.V.*	2,034,508
39,137	Wolters Kluwer N.V.	2,836,858

		24,993,035

	New Zealand - 0.4%
108,595	a2 Milk Co., Ltd.*(2)	1,258,436

	Portugal - 0.3%
74,844	Galp Energia SGPS S.A.	1,165,179

	Russia - 0.4%
4,000	HeadHunter Group plc ADR	72,720

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

32,402	Yandex N.V. Class A*	$1,270,806

		1,343,526

	Singapore - 0.7%
114,210	DBS Group Holdings Ltd.	2,177,622

	South Korea - 3.0%
186,348	Samsung Electronics Co., Ltd.	7,057,876
45,800	SK Hynix, Inc.	2,931,847

		9,989,723

	Spain - 2.2%
176,556	Cellnex Telecom S.A.(1)	6,602,900
25,409	Industria de Diseno Textil S.A.	760,296

		7,363,196

	Sweden - 1.7%
62,264	Assa Abloy AB Class B	1,428,158
35,158	Atlas Copco AB Class A	1,073,870
16,187	Spotify Technology S.A.*	2,508,014
55,588	Trelleborg AB Class B	765,451

		5,775,493

	Switzerland - 10.6%
38,725	Alcon, Inc.*	2,242,550
11,860	Cie Financiere Richemont S.A.	1,016,322
29,176	Julius Baer Group Ltd.*	1,246,767
42,064	Logitech International S.A.	1,729,866
114,779	Nestle S.A.	12,176,580
100,737	Novartis AG	9,237,464
3,209	Partners Group Holding AG	2,552,086
24,102	Temenos AG*	4,242,979
118,867	UBS Group AG*	1,326,774

		35,771,388

	Taiwan - 3.5%
215,885	MediaTek, Inc.	2,159,330
1,171,774	Taiwan Semiconductor Manufacturing Co., Ltd.	9,635,557

		11,794,887

	United Kingdom - 12.6%
66,723	Anglo American plc	1,635,007
14,862	Aon plc	2,812,633
91,662	AstraZeneca plc	7,919,029
50,557	BHP Group plc	1,205,457
118,834	Compass Group plc	3,006,560
127,405	Diageo plc	5,312,811
41,251	Fevertree Drinks plc	1,169,409
433,676	Grainger plc	1,199,292
50,816	IHS Markit Ltd.*	3,273,567
17,852	Intertek Group plc	1,235,792
59,190	Just Eat plc*	544,548
9,024	London Stock Exchange Group plc	724,734
125,468	Prudential plc	2,581,407
32,072	Reckitt Benckiser Group plc	2,479,271
160,618	Smith & Nephew plc	3,636,200
126,300	Standard Chartered plc	1,039,411
47,658	Unilever N.V. ADR	2,762,431

		42,537,559

	United States - 1.7%
16,417	Accenture plc Class A	3,161,586
26,523	Medtronic plc	2,703,754

		5,865,340

	Total Common Stocks (cost $292,529,422)	$328,749,175

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
39,769	iShares MSCI ACWI ex U.S. ETF		$1,827,386

	Total Exchange-Traded Funds (cost $1,857,805)		$1,827,386

	Total Long-Term Investments (cost $294,387,227)		$330,576,561

Short-Term Investments - 2.4%
	Other Investment Pools & Funds - 2.0%
6,687,046	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)		6,687,046

	Securities Lending Collateral - 0.4%
63,817	Citibank NA DDCA, 2.37%, 8/1/2019(3)		63,817
723,905	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)		723,905
106,419	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)		106,419
101,344	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)		101,344
258,238	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)		258,238
22,624	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)		22,624

			1,276,347

	Total Short-Term Investments (cost $7,963,393)		$7,963,393

	Total Investments (cost $302,350,620)	100.4%	$338,539,954
	Other Assets and Liabilities	(0.4)%	(1,206,497)

	Total Net Assets	100.0%	$337,333,457

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $12,534,479, representing 3.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

MSCI	Morgan Stanley Capital International
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The Hartford International Growth Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$4,110,417	$—	$4,110,417	$—
Brazil	2,762,161	2,762,161	—	—
Canada	12,127,248	12,127,248	—	—
China	42,706,146	14,623,273	28,082,873	—
Denmark	3,324,308	—	3,324,308	—
France	41,873,484	760,820	41,112,664	—
Germany	12,656,768	981,323	11,675,445	—
Hong Kong	10,177,679	—	10,177,679	—
India	4,809,594	2,025,711	2,783,883	—
Indonesia	1,819,710	—	1,819,710	—
Ireland	5,475,758	2,478,418	2,997,340	—
Italy	8,659,541	1,207,939	7,451,602	—
Japan	28,210,977	—	28,210,977	—
Netherlands	24,993,035	2,803,117	22,189,918	—
New Zealand	1,258,436	—	1,258,436	—
Portugal	1,165,179	—	1,165,179	—
Russia	1,343,526	1,343,526	—	—
Singapore	2,177,622	—	2,177,622	—
South Korea	9,989,723	—	9,989,723	—
Spain	7,363,196	—	7,363,196	—
Sweden	5,775,493	2,508,014	3,267,479	—
Switzerland	35,771,388	—	35,771,388	—
Taiwan	11,794,887	—	11,794,887	—
United Kingdom	42,537,559	7,285,492	35,252,067	—
United States	5,865,340	5,865,340	—	—
Exchange-Traded Funds	1,827,386	1,827,386	—	—
Short-Term Investments	7,963,393	7,963,393	—	—

Total	$338,539,954	$66,563,161	$271,976,793	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Brazil - 2.1%
2,255,230	Banco Bradesco S.A. ADR	$20,387,279
1,447,165	Banco do Brasil S.A.	18,664,290
780,610	Localiza Rent a Car S.A.	8,999,919
191,700	Magazine Luiza S.A.	13,246,983
1,706,300	Petrobras Distribuidora S.A.	11,892,929

		73,191,400

	Canada - 5.3%
795,380	Canadian National Railway Co.	75,283,278
1,277,297	Dollarama, Inc.	47,325,218
4,108,444	Encana Corp.	18,770,963
135,950	Intact Financial Corp.	12,672,048
686,379	TC Energy Corp.	33,606,464

		187,657,971

	China - 13.1%
445,495	58.com, Inc. ADR*	25,117,008
266,349	Alibaba Group Holding Ltd. ADR*	46,107,675
2,172,165	China National Accord Medicines Corp. Ltd. Class A	13,048,007
258,838,964	China Tower Corp. Ltd. Class H(1)	66,896,422
3,920,984	ENN Energy Holdings Ltd.	40,332,800
2,098,415	Geely Automobile Holdings Ltd.	3,200,353
7,666,265	Great Wall Motor Co., Ltd. Class H(2)	5,193,228
5,189,325	Guangzhou Automobile Group Co., Ltd. Class H	5,276,217
1,968,891	Hangzhou Tigermed Consulting Co., Ltd. Class A	14,229,648
9,353,642	Kingdee International Software Group Co., Ltd.	8,910,033
381,869	New Oriental Education & Technology Group, Inc. ADR*	39,832,755
5,420,809	Ping An Insurance Group Co., of China Ltd. Class H	63,888,619
328,424	TAL Education Group ADR*	10,575,253
2,430,474	Tencent Holdings Ltd.	113,242,987
923,170	WuXi AppTec Co., Ltd. Class H(1)(2)	8,561,684

		464,412,689

	Denmark - 0.8%
276,623	DSV A/S	26,401,951

	Finland - 0.3%
291,623	Neste Oyj	9,651,640

	France - 10.6%
448,861	Airbus SE	63,451,379
1,573,510	AXA S.A.	39,633,956
441,308	Capgemini SE	56,030,364
73,645	LVMH Moet Hennessy Louis Vuitton SE	30,419,749
550,503	Safran S.A.	79,030,694
1,613,512	Total S.A.	83,628,618
702,960	Valeo S.A.	21,905,944

		374,100,704

	Germany - 9.7%
146,070	adidas AG	46,558,803
260,072	Allianz SE	60,339,034
466,936	Beiersdorf AG	54,112,211
5,134,069	E.ON SE	51,129,250
1,597,920	Infineon Technologies AG	29,596,940
344,062	Siemens AG	37,445,406
937,183	Vonovia SE	45,757,308
398,389	Zalando SE*(1)	18,224,933

		343,163,885

	Hong Kong - 1.8%
4,179,134	AIA Group Ltd.	42,776,621
585,715	Hong Kong Exchanges & Clearing Ltd.	19,683,738

		62,460,359

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	India - 2.2%
1,703,510	HDFC Bank Ltd.	$55,567,722
1,563,705	ICICI Bank Ltd.	9,621,910
4,270,024	Power Grid Corp. of India Ltd.	13,053,385

		78,243,017

	Italy - 2.6%
315,354	Banca Generali S.p.A.	9,181,511
247,290	Ferrari N.V.	39,820,074
990,158	FinecoBank Banca Fineco S.p.A.	9,850,067
4,170,130	Pirelli & C. S.p.A.(1)	24,562,803
835,830	UniCredit S.p.A.	9,841,493

		93,255,948

	Japan - 12.7%
367,180	CyberAgent, Inc.	14,732,970
281,620	Daikin Industries Ltd.	34,953,759
261,820	FANUC Corp.	46,532,329
84,560	Keyence Corp.	48,524,650
1,351,015	Komatsu Ltd.	30,209,234
65,865	Kose Corp.	11,227,517
2,358,682	Mitsui Fudosan Co., Ltd. REIT	53,245,322
1,312,035	Nexon Co., Ltd.*	20,767,520
1,002,970	Recruit Holdings Co., Ltd.	33,963,045
569,486	Shiseido Co., Ltd.	41,905,371
1,119,766	Sony Financial Holdings, Inc.	27,128,496
500,955	Sumitomo Mitsui Financial Group, Inc.	17,518,283
314,125	Sysmex Corp.	22,806,442
385,440	Terumo Corp.	11,218,363
647,237	Tokio Marine Holdings, Inc.	34,355,985

		449,089,286

	Netherlands - 4.3%
699,843	AerCap Holdings N.V.*	38,162,439
4,791,393	ING Groep N.V.(2)	53,164,067
1,316,301	Koninklijke Philips N.V.	61,748,542

		153,075,048

	Philippines - 0.3%
12,549,820	Ayala Land, Inc.	12,237,040

	Russia - 0.7%
616,470	Yandex N.V. Class A*	24,177,953

	South Korea - 2.4%
21,332	LG Household & Health Care Ltd.	22,586,858
1,507,027	Samsung Electronics Co., Ltd.	57,078,204
58,762	SK Hynix, Inc.	3,761,598

		83,426,660

	Spain - 4.9%
12,077,171	Banco Santander S.A.	51,548,659
7,591,057	CaixaBank S.A.	18,814,039
1,506,514	Cellnex Telecom S.A.(1)	56,341,109
4,693,670	Iberdrola S.A.	44,530,684
109,155	Iberdrola S.A.	1,035,552

		172,270,043

	Sweden - 1.6%
1,851,914	Sandvik AB	28,418,723
182,160	Spotify Technology S.A.*	28,223,871

		56,642,594

	Switzerland - 9.3%
1,034,388	Alcon, Inc.*	59,901,003
37,381	Lonza Group AG*	12,804,996
1,129,190	Nestle S.A.	119,792,577
901,410	Novartis AG	82,658,236

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

454,197	PSP Swiss Property AG	$54,458,411

		329,615,223

	Taiwan - 2.3%
2,681,057	MediaTek, Inc.	26,816,532
6,575,528	Taiwan Semiconductor Manufacturing Co., Ltd.	54,070,902

		80,887,434

	United Kingdom - 10.3%
2,126,791	Anglo American plc	52,115,728
614,055	AstraZeneca plc	53,050,546
1,785,088	Compass Group plc	45,163,624
767,590	Derwent London plc REIT	27,190,726
593,060	Intertek Group plc	41,054,156
54,657	London Stock Exchange Group plc	4,389,602
2,717,725	National Grid plc	27,854,678
768,547	Rio Tinto plc	43,400,968
1,200,761	Smith & Nephew plc	27,183,797
734,875	Unilever N.V. ADR	42,596,022

		363,999,847

	United States - 0.5%
776,455	Bausch Health Cos., Inc.*	18,611,626

	Total Common Stocks (cost $3,244,222,471)	$3,456,572,318

Preferred Stocks - 0.5%
	Brazil - 0.5%
2,143,100	Itau Unibanco Holding S.A.	19,553,432

	Total Preferred Stocks (cost $20,140,064)	$19,553,432

	Total Long-Term Investments (cost $3,264,362,535)	$3,476,125,750

Short-Term Investments - 1.4%
	Other Investment Pools & Funds - 1.4%
48,006,070	Fidelity Institutional Government Fund, Institutional Class, 2.20%(3)	48,006,070

	Securities Lending Collateral - 0.0%
58,766	Citibank NA DDCA, 2.37%, 8/1/2019(3)	58,766
666,605	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)	666,605
97,996	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)	97,996
93,322	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)	93,322
237,797	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)	237,797
20,834	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)	20,834

		1,175,320

	Total Short-Term Investments (cost $49,181,390)	$49,181,390

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $3,313,543,925)	99.7%	$3,525,307,140
Other Assets and Liabilities	0.3%	8,867,460

Total Net Assets	100.0%	$3,534,174,600

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $174,586,951, representing 4.9% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:

USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$73,191,400	$73,191,400	$—	$—
Canada	187,657,971	187,657,971	—	—
China	464,412,689	130,194,375	334,218,314	—
Denmark	26,401,951	—	26,401,951	—
Finland	9,651,640	—	9,651,640	—
France	374,100,704	—	374,100,704	—
Germany	343,163,885	—	343,163,885	—
Hong Kong	62,460,359	—	62,460,359	—
India	78,243,017	—	78,243,017	—
Italy	93,255,948	—	93,255,948	—
Japan	449,089,286	—	449,089,286	—
Netherlands	153,075,048	38,162,439	114,912,609	—
Philippines	12,237,040	—	12,237,040	—
Russia	24,177,953	24,177,953	—	—
South Korea	83,426,660	—	83,426,660	—
Spain	172,270,043	1,035,552	171,234,491	—
Sweden	56,642,594	28,223,871	28,418,723	—
Switzerland	329,615,223	—	329,615,223	—
Taiwan	80,887,434	—	80,887,434	—
United Kingdom	363,999,847	—	363,999,847	—
United States	18,611,626	18,611,626	—	—
Preferred Stocks	19,553,432	19,553,432	—	—
Short-Term Investments	49,181,390	49,181,390	—	—

Total	$3,525,307,140	$569,990,009	$2,955,317,131	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Small Company Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 105.4%
	Australia - 5.0%
76,451	Bravura Solutions Ltd.	$255,530
271,947	Costa Group Holdings Ltd.	734,815
461,424	Estia Health Ltd.	849,975
143,903	Monadelphous Group Ltd.	1,853,308
898,672	NRW Holdings Ltd.	1,489,900
298,123	Nufarm Ltd.	990,198
821,931	oOh!media Ltd.	2,500,574

		8,674,300

	Austria - 3.2%
49,976	Porr AG(1)	1,090,099
27,158	Rhi Magnesita N.V.	1,470,649
13,797	Schoeller-Bleckmann Oilfield Equipment AG	1,097,468
80,120	Wienerberger AG	1,831,393

		5,489,609

	Belgium - 3.2%
19,273	Cie d’Entreprises CFE	1,693,708
166,072	Euronav N.V.	1,397,759
10,220	Galapagos N.V.*	1,773,275
18,102	Shurgard Self Storage S.A.	630,224

		5,494,966

	China - 0.6%
1,104,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,052,511

	Finland - 1.2%
29,977	Metso Oyj	1,151,875
154,325	Outotec Oyj*	963,301

		2,115,176

	France - 11.5%
145,167	Elis S.A.	2,696,545
19,143	ID Logistics Group*	3,585,570
39,956	Imerys S.A.	1,673,713
74,686	Innate Pharma S.A.*(1)	514,572
16,984	Kaufman & Broad S.A.	697,399
124,853	Maisons du Monde S.A.(2)	2,500,589
24,423	Nexity S.A.	1,172,632
38,417	Rubis SCA(1)	2,164,795
20,726	SOITEC*	2,150,816
52,349	Tikehau Capital SCA	1,133,348
9,019	Virbac S.A.*	1,675,321

		19,965,300

	Germany - 1.5%
84,553	SAF-Holland S.A.	874,226
26,955	STRATEC Biomedical SE	1,769,464

		2,643,690

	Hong Kong - 0.9%
2,594,000	Value Partners Group Ltd.	1,546,399

	Ireland - 0.8%
1,180,911	Cairn Homes plc*	1,388,320

	Italy - 11.7%
327,872	Anima Holding S.p.A.(2)	1,205,296
363,299	Autogrill S.p.A.	3,839,918
38,394	Banca Generali S.p.A.	1,117,839
42,407	Brunello Cucinelli S.p.A.	1,343,085
69,321	Buzzi Unicem S.p.A.	1,408,805
219,723	Cerved Group S.p.A.	1,731,374
15,320	DiaSorin S.p.A.	1,776,702
104,514	Gima TT S.p.A.(1)(2)	937,146
68,340	Interpump Group S.p.A.	1,920,988
466,980	OVS S.p.A.*(1)(2)	821,654

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

156,183	Salvatore Ferragamo S.p.A.	$3,275,502
17,541	Tod’s S.p.A.(1)	873,805

		20,252,114

	Japan - 37.8%
76,200	Asahi Intecc Co., Ltd.	1,991,205
21,100	Bank of Kyoto Ltd.	818,888
127,100	Daikyonishikawa Corp.	1,046,140
3,657	Disco Corp.	671,158
115,000	DMG Mori Co., Ltd.(1)	1,665,817
102,500	EPS Holdings, Inc.	1,578,155
127,600	Ferrotec Holdings Corp.	1,094,427
86,100	H2O Retailing Corp.	973,117
252,800	Hazama Ando Corp.	1,742,646
545,400	Ichigo, Inc.	1,970,725
87,600	IHI Corp.	2,087,381
70,200	Jamco Corp.	1,279,257
31,000	Japan Airport Terminal Co., Ltd.(1)	1,281,765
141,800	JGC Corp.	1,846,149
100,400	Kanto Denka Kogyo Co., Ltd.	686,024
197,700	Kenedix, Inc.	1,001,958
51,000	KH Neochem Co., Ltd.	1,263,568
39,300	Kyoritsu Maintenance Co., Ltd.	1,691,926
69,900	Kyowa Exeo Corp.	1,678,813
62,678	Kyudenko Corp.	1,940,650
22,200	M&A Capital Partners Co., Ltd.*	1,483,144
87,800	Mirait Holdings Corp.(1)	1,296,317
41,700	Miura Co., Ltd.	1,152,664
31,100	Modec, Inc.	825,419
38,000	Nippon Gas Co., Ltd.	1,066,596
63,140	Nippon Shinyaku Co., Ltd.	4,549,906
111,300	Nippon Yusen KK	1,854,314
58,500	Persol Holdings Co., Ltd.	1,414,937
46,400	Pigeon Corp.(1)	1,691,970
136,600	San-In Godo Bank Ltd.	825,139
125,400	Sanwa Holdings Corp.	1,398,028
83,600	SCSK Corp.	3,969,047
22,100	Ship Healthcare Holdings, Inc.	993,091
25,800	TechnoPro Holdings, Inc.	1,456,920
39,500	THK Co., Ltd.	995,487
28,642	Tokyo Kiraboshi Financial Group, Inc.	383,019
33,400	Tokyo Ohka Kogyo Co., Ltd.	1,129,531
212,900	Toyo Tire Corp.	2,781,196
31,600	UT Group Co., Ltd.(1)	693,381
49,200	Warabeya Nichiyo Holdings Co., Ltd.	773,208
86,500	Yokogawa Bridge Holdings Corp.	1,344,622
83,300	Zenkoku Hosho Co., Ltd.	3,249,222
96,600	ZOZO, Inc.	1,821,522

		65,458,449

	Luxembourg - 0.6%
55,633	Reinet Investments SCA	963,817

	Netherlands - 1.5%
21,247	BE Semiconductor Industries N.V.	628,820
21,391	IMCD N.V.	1,884,546

		2,513,366

	Norway - 2.3%
313,094	Kongsberg Gruppen ASA	3,968,459

	South Korea - 2.3%
33,004	Hankook Tire & Technology Co., Ltd.	861,993
27,944	Korea Aerospace Industries Ltd.	867,342
192,037	Nexen Tire Corp.	1,395,924
29,860	Samsung Securities Co., Ltd.	917,326

		4,042,585

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Spain - 1.6%
227,144	Melia Hotels International S.A.	$2,001,101
386,487	Prosegur Cash S.A.(2)	784,249

		2,785,350

	Sweden - 0.5%
21,044	Cellavision AB	853,849

	Switzerland - 2.6%
30,021	Dufry AG*	2,632,890
174,551	OC Oerlikon Corp. AG	1,868,259

		4,501,149

	Taiwan - 0.4%
162,000	Chroma ATE, Inc.	754,555

	United Kingdom - 16.2%
120,506	Abcam plc	1,908,594
673,254	B&M European Value Retail S.A.	3,021,964
61,610	Concentric AB	758,866
113,976	Consort Medical plc	1,039,546
566,249	ConvaTec Group plc(2)	1,069,892
552,254	Elementis plc	1,012,392
25,072	Fevertree Drinks plc	710,757
90,521	Genus plc	2,905,840
101,457	Hikma Pharmaceuticals plc	2,263,439
134,951	Hill & Smith Holdings plc	1,852,846
131,512	Hunting plc	810,409
30,915	James Fisher & Sons plc	815,827
109,733	Keller Group plc	875,936
1,078,851	Restaurant Group plc	1,999,473
668,647	Tyman plc	1,764,517
128,325	Ultra Electronics Holdings plc	3,042,655
95,383	Vesuvius plc	581,716
709,213	Volution Group plc	1,569,702

		28,004,371

	Total Common Stocks (cost $193,555,269)	$182,468,335

Short-Term Investments - 3.1%
	Other Investment Pools & Funds - 1.2%
2,013,469	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)	2,013,469

	Securities Lending Collateral - 1.9%
169,502	Citibank NA DDCA, 2.37%, 8/1/2019(3)	169,502
1,922,725	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)	1,922,725
282,655	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)	282,655
269,175	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)	269,175
685,892	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)	685,892
60,091	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)	60,091

		3,390,040

	Total Short-Term Investments (cost $5,403,509)	$5,403,509

The Hartford International Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $198,958,778)	108.5%	$187,871,844
Other Assets and Liabilities	(8.5)%	(14,704,943)

Total Net Assets	100.0%	$173,166,901

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $7,318,826, representing 4.2% of net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

DDCA	Dollars on Deposit in Custody Account

The Hartford International Small Company Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$8,674,300	$—	$8,674,300	$—
Austria	5,489,609	—	5,489,609	—
Belgium	5,494,966	630,224	4,864,742	—
China	1,052,511	—	1,052,511	—
Finland	2,115,176	—	2,115,176	—
France	19,965,300	9,631,149	10,334,151	—
Germany	2,643,690	2,643,690	—	—
Hong Kong	1,546,399	—	1,546,399	—
Ireland	1,388,320	1,388,320	—	—
Italy	20,252,114	1,810,951	18,441,163	—
Japan	65,458,449	—	65,458,449	—
Luxembourg	963,817	963,817	—	—
Netherlands	2,513,366	—	2,513,366	—
Norway	3,968,459	—	3,968,459	—
South Korea	4,042,585	2,257,917	1,784,668	—
Spain	2,785,350	—	2,785,350	—
Sweden	853,849	853,849	—	—
Switzerland	4,501,149	—	4,501,149	—
Taiwan	754,555	—	754,555	—
United Kingdom	28,004,371	10,382,493	17,621,878	—
Short-Term Investments	5,403,509	5,403,509	—	—

Total	$187,871,844	$35,965,919	$151,905,925	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford International Value Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.2%
	Argentina - 0.4%
591,255	YPF S.A. ADR	$9,726,145

	Australia - 0.6%
5,090,143	Resolute Mining Ltd.	6,063,638
4,914,123	Western Areas Ltd.	7,293,719

		13,357,357

	Austria - 0.2%
708,599	Zumtobel Group AG*(1)	5,898,834

	Belgium - 1.8%
353,858	Ageas	18,997,378
1,943,355	AGFA-Gevaert N.V.*	7,826,919
802,307	bpost S.A.	7,460,021
397,797	Orange Belgium S.A.	9,093,464

		43,377,782

	Canada - 3.5%
3,160,113	Advantage Oil & Gas Ltd.*(1)	4,525,393
864,693	ARC Resources Ltd.	4,422,396
1,109,609	Barrick Gold Corp.	18,033,879
645,475	Cameco Corp.	5,927,532
1,706,813	Centerra Gold, Inc.*	13,630,708
806,634	Eldorado Gold Corp.*(1)	6,211,082
865,710	IAMGOLD Corp.*	3,142,527
2,083,197	Kinross Gold Corp.*	8,374,452
590,616	Northern Dynasty Minerals Ltd.*(1)	465,404
2,160,033	Painted Pony Energy Ltd.*(1)	1,522,072
1,625,328	SEMAFO, Inc.*	6,514,612
389,172	Tourmaline Oil Corp.	5,130,772
2,904,934	Trican Well Service Ltd.*(1)	2,135,010
1,310,830	Uranium Participation Corp.*	4,300,571

		84,336,410

	China - 2.0%
21,158,049	361 Degrees International Ltd.	3,800,535
7,648,954	AMVIG Holdings Ltd.	1,788,109
25,254,701	China BlueChemical Ltd. Class H	6,924,056
13,801,958	China Machinery Engineering Corp. Class H	5,898,225
29,261,864	China Telecom Corp. Ltd. Class H	13,051,670
27,382,578	Daphne International Holdings Ltd.*	565,372
18,086,174	Dongfeng Motor Group Co., Ltd. Class H	16,131,290

		48,159,257

	Denmark - 1.2%
15,884	AP Moller - Maersk A/S Class B	17,835,319
580,896	D/S Norden A/S	8,692,128
31,768	Drilling Co.*	2,155,182

		28,682,629

	Finland - 0.8%
3,431,591	Nokia Oyj(1)	18,495,089

	France - 9.5%
306,506	Air France-KLM*	3,197,585
582,631	BNP Paribas S.A.	27,267,142
777,095	Cie de Saint-Gobain	29,769,417
224,300	Criteo S.A. ADR*	4,254,971
1,152,366	Engie S.A.	17,734,325
192,393	Imerys S.A.	8,059,131
543,196	Metropole Television S.A.	9,423,145
419,513	Neopost S.A.	8,429,101
250,260	Renault S.A.	14,001,497
1,294,315	Rexel S.A.	14,452,280
763,308	Societe Generale S.A.(1)	18,696,974
20,236	Sopra Steria Group	2,611,987

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,227,949	Television Francaise 1 S.A.	$12,302,028
954,904	Total S.A.	49,492,847
174,618	Vicat S.A.	7,834,505

		227,526,935

	Germany - 3.0%
1,443,255	CECONOMY AG*	9,225,027
382,177	Daimler AG	19,839,873
905,212	E.ON SE	9,014,840
241,364	Hamburger Hafen und Logistik AG	6,084,565
305,532	Metro AG	4,699,638
509,714	RWE AG	13,771,887
431,419	Salzgitter AG	9,312,974

		71,948,804

	Greece - 0.5%
820,845	Hellenic Telecommunications Organization S.A.	11,303,927

	Hong Kong - 2.2%
1,966,915	China Mobile Ltd.	16,727,380
20,783,625	China Unicom Hong Kong Ltd.	20,248,539
35,872,000	CST Group Ltd.*	114,561
835,402	Dah Sing Financial Holdings Ltd.	3,745,777
221,612,428	G-Resources Group Ltd.*	1,576,000
43,455,248	Pacific Basin Shipping Ltd.	8,921,178

		51,333,435

	Hungary - 0.3%
5,152,586	Magyar Telekom Telecommunications plc	7,454,690

	India - 0.5%
3,152,786	Allahabad Bank*	1,729,245
2,470,345	Canara Bank*	8,435,200
2,640,475	Corp. Bank*	869,474
929,838	NTPC Ltd.	1,710,707

		12,744,626

	Indonesia - 0.1%
32,730,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,467,666

	Ireland - 0.6%
3,071,889	Bank of Ireland Group plc	13,555,266

	Italy - 4.5%
1,060,037	Assicurazioni Generali S.p.A.	19,770,022
3,053,499	Banca Popolare dell’Emilia Romagna SC(1)	11,361,078
2,382,338	Eni S.p.A.	37,215,213
1,669,766	Geox S.p.A.	2,347,508
2,400,548	Saipem S.p.A.*	11,864,855
2,184,327	UniCredit S.p.A.	25,719,391

		108,278,067

	Japan - 32.0%
548,874	Aisan Industry Co., Ltd.	3,672,312
589,951	Avex, Inc.	7,585,155
208,782	Benesse Holdings, Inc.	4,886,500
528,751	Canon, Inc.	14,340,386
247,268	Cawachi Ltd.	4,594,747
923,766	Chiyoda Corp.*(1)	2,480,336
293,247	Chubu Steel Plate Co., Ltd.	1,720,404
2,461,165	Citizen Watch Co., Ltd.	12,247,883
49,456	CMIC Holdings Co., Ltd.	844,439
202,600	Cosel Co., Ltd.(1)	2,008,998
1,052,144	Dai-ichi Life Holdings, Inc.	15,467,615
520,880	DeNA Co., Ltd.	9,934,468
114,327	Eisai Co., Ltd.	6,179,110
185,636	Enplas Corp.	5,928,995
475,599	Exedy Corp.	9,695,397
448,346	Fuji Media Holdings, Inc.	5,833,330
176,654	Fujitsu Ltd.	13,785,790

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

968,991	Funai Electric Co., Ltd.*	$6,887,551
156,229	Gendai Agency, Inc.	620,199
2,540,349	Gree, Inc.	11,925,092
399,927	Hisaka Works Ltd.	3,138,592
1,399,121	Hitachi Metals Ltd.	14,709,441
1,317,361	Honda Motor Co., Ltd.	32,776,622
359,275	Ibiden Co., Ltd.	6,405,311
616,957	Ichiyoshi Securities Co., Ltd.	4,073,181
1,660,760	Inpex Corp.	14,565,453
556,107	Japan Petroleum Exploration Co., Ltd.	12,107,531
531,290	Japan Steel Works Ltd.	9,250,664
858,005	JGC Corp.	11,170,696
1,038,504	JSR Corp.	17,150,784
699,978	Keihin Corp.	9,715,440
619,492	Kyoei Steel Ltd.(1)	10,492,852
480,846	Maxell Holdings Ltd.	6,147,226
64,750	Melco Holdings, Inc.	1,688,366
200,084	Miraial Co., Ltd.	2,578,139
779,500	Mitsubishi Estate Co., Ltd.	14,348,212
382,848	Mitsubishi Heavy Industries Ltd.	15,792,925
6,901,644	Mitsubishi UFJ Financial Group, Inc.	34,087,226
12,292,187	Mizuho Financial Group, Inc.	17,446,553
921,166	Nakayama Steel Works Ltd.	4,057,894
327,561	Neturen Co., Ltd.	2,525,939
1,166,438	Nichicon Corp.	9,599,176
529,520	Nikon Corp.	7,149,419
256,860	Nippon Chemi-Con Corp.	3,931,309
850,793	Nippon Television Holdings, Inc.	11,711,331
641,802	Nishimatsuya Chain Co., Ltd.(1)	5,174,360
1,878,200	Nissan Motor Co., Ltd.	12,208,155
619,733	Nissin Kogyo Co., Ltd.	8,516,056
125,400	Nitto Denko Corp.	6,175,932
918,202	NOK Corp.	13,480,250
4,214,700	Nomura Holdings, Inc.	13,546,954
234,901	Pacific Metals Co., Ltd.	4,453,424
617,800	Relia, Inc.	7,298,107
4,062,700	Resona Holdings, Inc.	16,562,223
389,777	Sanyo Shokai Ltd.	5,494,844
174,327	Shimamura Co., Ltd.	12,326,475
808,771	Sumitomo Mitsui Financial Group, Inc.	28,282,539
452,590	Sumitomo Mitsui Trust Holdings, Inc.	15,468,773
537,246	Sumitomo Riko Co., Ltd.	4,169,102
2,240,541	T&D Holdings, Inc.	25,160,917
461,400	Tachi-S Co., Ltd.	5,912,520
751,099	Takeda Pharmaceutical Co., Ltd.	25,849,740
240,420	THK Co., Ltd.	6,059,112
1,478,946	Tochigi Bank Ltd.	2,417,320
611,821	Tokai Rika Co., Ltd.	10,021,831
298,763	Tokyo Seimitsu Co., Ltd.	8,377,800
1,385,426	Tokyo Steel Manufacturing Co., Ltd.	10,523,825
854,558	Toppan Forms Co., Ltd.	7,444,168
273,569	Toshiba Machine Co., Ltd.	6,017,734
705,483	Toyo Engineering Corp.*(1)	3,631,830
627,330	Toyoda Gosei Co., Ltd.	11,537,082
554,662	TV Asahi Holdings Corp.	9,098,747
621,432	Unipres Corp.	10,117,330
697,214	Ushio, Inc.	8,895,321
724,159	Xebio Holdings Co., Ltd.(1)	8,018,143
8,306,609	Yahoo Japan Corp.	24,329,460
452,637	Yamato Kogyo Co., Ltd.	11,709,381

		765,538,444

	Netherlands - 3.7%
602,915	Fugro N.V.*(1)	4,921,132
2,006,288	ING Groep N.V.	22,261,257
4,214,275	PostNL N.V.(1)	7,213,941

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,711,808	Royal Dutch Shell plc Class B	$54,067,455

		88,463,785

	Norway - 0.6%
3,963,374	Norsk Hydro ASA	13,480,582

	Portugal - 0.2%
1,801,534	CTT-Correios de Portugal S.A.	3,841,020

	Russia - 2.5%
2,586,283	Gazprom PJSC ADR	18,904,182
121,429	LUKOIL PJSC ADR	9,965,438
559,581	Sberbank of Russia PJSC ADR	8,306,456
3,317,043	Surgutneftegas PJSC ADR	13,834,517
3,132,978	VEON Ltd. ADR	9,806,221

		60,816,814

	South Africa - 2.7%
152,450	Anglo American Platinum Ltd.	9,050,042
2,838,895	Gold Fields Ltd.	14,499,392
3,010,267	Harmony Gold Mining Co., Ltd. ADR*	7,345,051
2,221,393	Impala Platinum Holdings Ltd.*	11,850,794
1,138,496	MTN Group Ltd.	8,915,890
9,894,091	Nampak Ltd.*	6,864,145
9,203,209	Petra Diamonds Ltd.*	1,247,910
3,129,669	Raubex Group Ltd.	4,156,528

		63,929,752

	South Korea - 2.4%
961,250	DGB Financial Group, Inc.	6,103,702
418,739	KB Financial Group, Inc.	15,301,478
703,722	KT Corp.	16,449,648
41,412	NHN Corp.	2,173,336
399,760	Shinhan Financial Group Co., Ltd.	14,642,653
1,161,968	Tongyang Life Insurance Co., Ltd.	3,793,764

		58,464,581

	Spain - 1.1%
7,212,421	CaixaBank S.A.	17,875,609
9,185,577	Unicaja Banco S.A.(2)	7,234,101

		25,109,710

	Sweden - 0.4%
2,520,755	Qliro Group AB*	2,932,673
5,620,023	SAS AB*	7,664,262

		10,596,935

	Switzerland - 4.3%
417,972	Adecco Group AG	22,804,158
1,140,330	GAM Holding AG*	4,992,726
216,958	Implenia AG	5,811,388
405,614	Julius Baer Group Ltd.*	17,332,943
447,420	LafargeHolcim Ltd.*	21,960,490
2,641,903	UBS Group AG*	29,488,483

		102,390,188

	Taiwan - 2.5%
16,195,243	Acer, Inc.	9,781,514
24,698,676	Compal Electronics, Inc.	15,090,066
4,725,240	Foxconn Technology Co., Ltd.	9,708,506
36,483,400	Innolux Corp.	8,435,183
881,100	MediaTek, Inc.	8,812,959
23,412,746	Shin Kong Financial Holding Co., Ltd.*	6,767,468

		58,595,696

	Tanzania - 0.3%
2,395,758	Acacia Mining plc*	6,566,985

	Turkey - 0.4%
1,681,000	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,457,739

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

468,826	Coca-Cola Icecek AS	$2,788,271

		9,246,010

	United Kingdom - 10.4%
885,588	Anglo American plc	21,700,799
2,031,755	Babcock International Group plc	11,708,488
5,434,929	BP plc	35,961,539
1,168,939	British Land Co. plc REIT	7,216,248
7,147,540	BT Group plc	16,742,051
9,420,144	Centrica plc	8,672,055
4,507,037	Firstgroup plc*	6,292,195
226,672	Go-Ahead Group plc	5,882,494
2,428,698	Halfords Group plc	5,670,795
3,727,499	Hays plc	6,961,371
5,267,341	HSBC Holdings plc	42,183,433
5,436,292	J Sainsbury plc	12,972,254
5,203,184	Kingfisher plc	14,048,004
790,095	Land Securities Group plc REIT	7,646,330
3,530,246	Marks & Spencer Group plc	8,873,026
4,140,923	Serco Group plc*	7,422,733
2,631,300	SIG plc	4,206,379
2,602,841	Standard Chartered plc	21,420,596
1,098,698	SThree plc	3,754,515

		249,335,305

	Total Common Stocks (cost $2,505,952,884)	$2,275,022,726

Preferred Stocks - 0.4%
	Brazil - 0.4%
631,100	Cia Paranaense de Energia *	8,127,809
140,200	Telefonica Brasil S.A. *	1,921,328

		10,049,137

	Total Preferred Stocks (cost $6,649,041)	$10,049,137

	Total Long-Term Investments (cost $2,512,601,925)	$2,285,071,863

Short-Term Investments - 5.2%
	Other Investment Pools & Funds - 3.7%
87,609,791	Fidelity Institutional Government Fund, Institutional Class, 2.20%(3)	87,609,791

	Securities Lending Collateral - 1.5%
1,762,671	Citibank NA DDCA, 2.37%, 8/1/2019(3)	1,762,671
19,994,641	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)	19,994,641
2,939,358	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)	2,939,358
2,799,178	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)	2,799,178
7,132,669	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)	7,132,669
624,895	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)	624,895

		35,253,412

	Total Short-Term Investments (cost $122,863,203)	$122,863,203

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $2,635,465,128)	100.8%	$2,407,935,066
Other Assets and Liabilities	(0.8)%	(18,374,042)

Total Net Assets	100.0%	$2,389,561,024

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of this security was $7,234,101, representing 0.3% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE Index Future	304	09/20/2019	$28,656,560	$(469,973)

Total futures contracts				$(469,973)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The Hartford International Value Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$9,726,145	$9,726,145	$—	$—
Australia	13,357,357	—	13,357,357	—
Austria	5,898,834	5,898,834	—	—
Belgium	43,377,782	9,093,464	34,284,318	—
Canada	84,336,410	84,336,410	—	—
China	48,159,257	1,788,109	46,371,148	—
Denmark	28,682,629	—	28,682,629	—
Finland	18,495,089	—	18,495,089	—
France	227,526,935	44,427,199	183,099,736	—
Germany	71,948,804	29,064,900	42,883,904	—
Greece	11,303,927	11,303,927	—	—
Hong Kong	51,333,435	114,561	51,218,874	—
Hungary	7,454,690	—	7,454,690	—
India	12,744,626	2,580,181	10,164,445	—
Indonesia	2,467,666	—	2,467,666	—
Ireland	13,555,266	—	13,555,266	—
Italy	108,278,067	2,347,508	105,930,559	—
Japan	765,538,444	—	765,538,444	—
Netherlands	88,463,785	—	88,463,785	—
Norway	13,480,582	—	13,480,582	—
Portugal	3,841,020	3,841,020	—	—
Russia	60,816,814	9,806,221	51,010,593	—
South Africa	63,929,752	12,749,489	51,180,263	—
South Korea	58,464,581	—	58,464,581	—
Spain	25,109,710	—	25,109,710	—
Sweden	10,596,935	2,932,673	7,664,262	—
Switzerland	102,390,188	—	102,390,188	—
Taiwan	58,595,696	—	58,595,696	—
Tanzania	6,566,985	6,566,985	—	—
Turkey	9,246,010	6,457,739	2,788,271	—
United Kingdom	249,335,305	29,022,732	220,312,573	—
Preferred Stocks	10,049,137	10,049,137	—	—
Short-Term Investments	122,863,203	122,863,203	—	—

Total	$2,407,935,066	$404,970,437	$2,002,964,629	$—

Liabilities
Futures Contracts(2)	$(469,973)	$(469,973)	$—	$—

Total	$(469,973)	$(469,973)	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford MidCap Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.7%
	Banks - 5.6%
1,351,158	Cullen/Frost Bankers, Inc.	$128,278,941
219,543	First Citizens BancShares, Inc. Class A	102,530,972
1,574,740	First Republic Bank	156,466,166
887,524	M&T Bank Corp.	145,775,817
920,986	Pinnacle Financial Partners, Inc.	55,940,690
1,813,411	Prosperity Bancshares, Inc.	125,832,589
1,049,260	South State Corp.	84,014,248

		798,839,423

	Capital Goods - 8.0%
607,692	Axon Enterprise, Inc.*	42,672,132
4,263,985	Fastenal Co.	131,330,738
4,575,979	Gardner Denver Holdings, Inc.*	150,870,028
989,328	HEICO Corp. Class A	104,265,278
1,463,055	IDEX Corp.	246,115,112
904,739	Lennox International, Inc.	232,047,459
1,440,633	Lincoln Electric Holdings, Inc.	121,762,301
1,615,215	PACCAR, Inc.	113,291,180

		1,142,354,228

	Commercial & Professional Services - 7.6%
543,631	Cimpress N.V.*	52,433,210
515,810	Cintas Corp.	134,337,556
297,078	CoStar Group, Inc.*	182,821,801
2,745,141	Healthcare Services Group, Inc.	65,636,321
3,234,704	IAA, Inc.*	151,222,412
4,191,966	KAR Auction Services, Inc.	112,093,171
3,433,886	TransUnion	284,291,422
1,192,398	Waste Connections, Inc.	108,174,347

		1,091,010,240

	Consumer Durables & Apparel - 4.7%
1,606,523	Carter’s, Inc.	149,438,770
66,841	NVR, Inc.*	223,525,662
1,043,840	Roku, Inc.*	107,859,987
4,701,159	Under Armour, Inc. Class C*	95,621,574
2,802,249	YETI Holdings, Inc.*(1)	97,406,175

		673,852,168

	Consumer Services - 2.6%
2,325,820	Choice Hotels International, Inc.	199,578,614
3,637,022	Service Corp. International	167,812,195

		367,390,809

	Diversified Financials - 2.9%
317,520	Credit Acceptance Corp.*	151,784,086
486,481	FactSet Research Systems, Inc.	134,901,181
1,345,006	Northern Trust Corp.	131,810,588

		418,495,855

	Energy - 0.9%
681,372	Diamondback Energy, Inc.	70,474,306
6,308,805	WPX Energy, Inc.*	65,863,924

		136,338,230

	Health Care Equipment & Services - 9.9%
1,445,628	Hill-Rom Holdings, Inc.	154,161,770
2,575,330	Integra LifeSciences Holdings Corp.*	163,250,169
897,726	Masimo Corp.*	141,706,049
340,284	Molina Healthcare, Inc.*	45,182,909
2,584,051	NuVasive, Inc.*	172,097,797
1,158,394	STERIS plc	172,438,531
638,524	Teleflex, Inc.	216,932,144
1,145,961	Varian Medical Systems, Inc.*	134,501,442

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,243,937	Veeva Systems, Inc. Class A*	$206,369,148

		1,406,639,959

	Insurance - 4.8%
152,809	Alleghany Corp.*	104,785,715
10,700	Fairfax Financial Holdings Ltd.	4,957,202
2,306,905	Fidelity National Financial, Inc.	98,920,086
206,260	Markel Corp.*	229,759,202
115,324	White Mountains Insurance Group Ltd.	124,088,624
1,675,479	WR Berkley Corp.	116,261,488

		678,772,317

	Materials - 3.0%
3,449,040	Ball Corp.	246,537,379
1,104,942	Packaging Corp. of America	111,565,994
2,197,376	Silgan Holdings, Inc.	66,053,123

		424,156,496

	Media & Entertainment - 1.7%
23,550	Cable One, Inc.	28,655,640
2,304,248	Cargurus, Inc.*	85,879,323
2,884,880	TripAdvisor, Inc.*	127,367,452

		241,902,415

	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
2,438,745	Aerie Pharmaceuticals, Inc.*	52,847,604
1,238,046	Alnylam Pharmaceuticals, Inc.*	96,059,989
697,310	Bio-Techne Corp.	146,539,697
946,289	Bluebird Bio, Inc.*(1)	124,181,505
2,022,646	Ionis Pharmaceuticals, Inc.*	133,211,466
163,117	Mettler-Toledo International, Inc.*	123,438,790
1,389,839	PRA Health Sciences, Inc.*	138,858,814
1,321,298	Repligen Corp.*	124,717,318
953,302	Sage Therapeutics, Inc.*	152,852,443
2,421,671	Seattle Genetics, Inc.*	183,344,711
1,965,157	Ultragenyx Pharmaceutical, Inc.*	118,420,361

		1,394,472,698

	Real Estate - 2.0%
2,406,674	Douglas Emmett, Inc. REIT	98,240,433
3,276,784	Equity Commonwealth REIT	110,034,407
4,514,452	Redfin Corp.*(1)	81,440,714

		289,715,554

	Retailing - 2.2%
1,645,087	CarMax, Inc.*	144,372,835
1,397,277	Etsy, Inc.*	93,645,504
1,204,406	GrubHub, Inc.*(1)	81,453,978

		319,472,317

	Semiconductors & Semiconductor Equipment - 3.1%
1,633,504	MKS Instruments, Inc.	139,060,195
978,912	Monolithic Power Systems, Inc.	145,035,602
1,360,722	Silicon Laboratories, Inc.*	152,686,616

		436,782,413

	Software & Services - 19.0%
1,420,742	2U, Inc.*(1)	18,185,498
2,004,452	Akamai Technologies, Inc.*	176,652,355
862,021	Aspen Technology, Inc.*	113,674,709
2,706,142	Black Knight, Inc.*	171,352,911
2,167,501	Blackbaud, Inc.	197,242,591
801,083	EPAM Systems, Inc.*	155,241,874
637,307	Fair Isaac Corp.*	221,413,198
9,764,573	Genpact Ltd.	387,458,257
773,619	Global Payments, Inc.	129,906,102
1,656,670	Guidewire Software, Inc.*	169,112,874
1,576,865	PTC, Inc.*	106,879,910
637,922	Q2 Holdings, Inc.*	50,950,830

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

4,793,102	Teradata Corp.*	$175,523,395
213,235	Total System Services, Inc.	28,940,254
1,176,799	VeriSign, Inc.*	248,410,501
1,658,613	WEX, Inc.*	361,693,737

		2,712,638,996

	Technology Hardware & Equipment - 6.9%
1,876,360	CDW Corp.	221,710,698
394,113	Coherent, Inc.*	54,722,590
5,447,564	CommScope Holding Co., Inc.*	77,791,214
911,833	F5 Networks, Inc.*	133,784,138
4,132,855	II-VI, Inc.*	164,074,344
1,551,999	Keysight Technologies, Inc.*	138,934,950
979,129	Lumentum Holdings, Inc.*	55,448,075
3,223,758	National Instruments Corp.	134,624,134

		981,090,143

	Transportation - 2.5%
343,767	AMERCO	133,037,829
2,058,776	Genesee & Wyoming, Inc. Class A*	226,074,193

		359,112,022

	Utilities - 2.5%
1,034,276	Black Hills Corp.	81,862,945
2,073,105	NiSource, Inc.	61,550,488
4,107,138	UGI Corp.	209,833,680

		353,247,113

	Total Common Stocks (cost $11,033,181,269)	$14,226,283,396

Short-Term Investments - 1.3%
	Other Investment Pools & Funds - 0.7%
97,960,869	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(2)	97,960,869

	Securities Lending Collateral - 0.6%
4,351,012	Citibank NA DDCA, 2.37%, 8/1/2019(2)	4,351,012
49,355,179	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(2)	49,355,179
7,255,571	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(2)	7,255,571
6,909,549	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(2)	6,909,549
17,606,426	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)	17,606,426
1,542,504	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(2)	1,542,504

		87,020,241

	Total Short-Term Investments (cost $184,981,110)	$184,981,110

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $11,218,162,379)	101.0%	$14,411,264,506
Other Assets and Liabilities	(1.0)%	(146,673,370)

Total Net Assets	100.0%	$14,264,591,136

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$798,839,423	$798,839,423	$—	$—
Capital Goods	1,142,354,228	1,142,354,228	—	—
Commercial & Professional Services	1,091,010,240	1,091,010,240	—	—
Consumer Durables & Apparel	673,852,168	673,852,168	—	—
Consumer Services	367,390,809	367,390,809	—	—
Diversified Financials	418,495,855	418,495,855	—	—
Energy	136,338,230	136,338,230	—	—
Health Care Equipment & Services	1,406,639,959	1,406,639,959	—	—
Insurance	678,772,317	678,772,317	—	—
Materials	424,156,496	424,156,496	—	—
Media & Entertainment	241,902,415	241,902,415	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,394,472,698	1,394,472,698	—	—
Real Estate	289,715,554	289,715,554	—	—
Retailing	319,472,317	319,472,317	—	—
Semiconductors & Semiconductor Equipment	436,782,413	436,782,413	—	—
Software & Services	2,712,638,996	2,712,638,996	—	—
Technology Hardware & Equipment	981,090,143	981,090,143	—	—
Transportation	359,112,022	359,112,022	—	—
Utilities	353,247,113	353,247,113	—	—
Short-Term Investments	184,981,110	184,981,110	—	—

Total	$14,411,264,506	$14,411,264,506	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.2%
	Banks - 9.2%
118,089	Comerica, Inc.	$8,644,115
95,068	IBERIABANK Corp.	7,469,493
70,604	M&T Bank Corp.	11,596,707
412,754	Sterling Bancorp	9,018,675
192,058	Synovus Financial Corp.	7,330,854
157,099	Western Alliance Bancorp*	7,766,974
256,456	Zions Bancorp NA	11,558,472

		63,385,290

	Capital Goods - 9.7%
96,319	EnerSys	6,560,287
174,980	Fortune Brands Home & Security, Inc.	9,613,401
33,758	Hubbell, Inc.	4,384,489
241,849	JELD-WEN Holding, Inc.*	5,298,912
70,767	L3Harris Technologies, Inc.	14,691,229
430,868	Milacron Holdings Corp.*	7,255,817
72,935	Moog, Inc. Class A	5,941,285
116,713	Sensata Technologies Holding plc*	5,535,698
89,250	Wabtec Corp.	6,932,940

		66,214,058

	Commercial & Professional Services - 1.7%
150,084	Clean Harbors, Inc.*	11,678,036

	Consumer Durables & Apparel - 2.6%
226,506	Lennar Corp. Class A	10,774,890
204,827	Steven Madden Ltd.	7,068,580

		17,843,470

	Consumer Services - 0.8%
114,587	Norwegian Cruise Line Holdings Ltd.*	5,665,181

	Diversified Financials - 1.1%
822,288	SLM Corp.	7,491,044

	Energy - 6.4%
150,606	Delek U.S. Holdings, Inc.	6,488,107
135,674	Diamondback Energy, Inc.	14,032,762
1,415,292	Encana Corp.	6,467,884
523,475	Noble Energy, Inc.	11,558,328
165,663	Viper Energy Partners L.P.	5,344,288

		43,891,369

	Food & Staples Retailing - 1.5%
297,568	US Foods Holding Corp.*	10,524,980

	Food, Beverage & Tobacco - 0.7%
44,180	Post Holdings, Inc.*	4,736,980

	Health Care Equipment & Services - 7.6%
160,510	Acadia Healthcare Co., Inc.*	5,126,689
178,656	Centene Corp.*	9,306,191
137,096	Encompass Health Corp.	8,752,209
107,297	Hill-Rom Holdings, Inc.	11,442,152
49,097	STERIS plc	7,308,579
76,928	Zimmer Biomet Holdings, Inc.	10,395,281

		52,331,101

	Insurance - 9.3%
112,797	Arthur J Gallagher & Co.	10,200,233
111,396	Assurant, Inc.	12,627,850
602,124	CNO Financial Group, Inc.	10,181,917
88,493	Hanover Insurance Group, Inc.	11,478,427
793,195	Lancashire Holdings Ltd.	6,655,500
79,317	Reinsurance Group of America, Inc.	12,367,107

		63,511,034

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Materials - 8.5%
247,415	Buzzi Unicem S.p.A.	$5,028,194
187,164	Cabot Corp.	8,369,974
169,954	Carpenter Technology Corp.	7,649,630
120,366	Celanese Corp.	13,501,454
147,290	FMC Corp.	12,728,802
110,846	Reliance Steel & Aluminum Co.	11,079,058

		58,357,112

	Media & Entertainment - 2.9%
231,941	Cinemark Holdings, Inc.	9,259,085
58,199	Electronic Arts, Inc.*	5,383,407
346,499	TEGNA, Inc.	5,263,320

		19,905,812

	Real Estate - 12.8%
67,395	Boston Properties, Inc. REIT	8,960,165
534,454	Brixmor Property Group, Inc. REIT	10,143,937
321,008	Corporate Office Properties Trust REIT	8,962,543
41,008	Equity LifeStyle Properties, Inc. REIT	5,095,244
187,362	First Industrial Realty Trust, Inc. REIT	7,155,355
237,750	Gaming and Leisure Properties, Inc. REIT	8,965,552
230,723	Highwoods Properties, Inc. REIT	10,458,674
81,502	Life Storage, Inc. REIT	7,945,630
178,701	Park Hotels & Resorts, Inc. REIT	4,719,493
434,709	Physicians Realty Trust REIT	7,481,342
222,285	STORE Capital Corp. REIT	7,604,370

		87,492,305

	Retailing - 1.2%
59,583	Expedia Group, Inc.	7,909,047

	Semiconductors & Semiconductor Equipment - 4.1%
270,984	Ichor Holdings Ltd.*	6,831,507
63,114	KLA-Tencor Corp.	8,603,700
30,584	Lam Research Corp.	6,380,128
167,091	Silicon Motion Technology Corp. ADR	6,048,694

		27,864,029

	Software & Services - 4.5%
133,489	Amdocs Ltd.	8,541,961
171,464	Leidos Holdings, Inc.	14,077,195
174,118	SS&C Technologies Holdings, Inc.	8,348,958

		30,968,114

	Technology Hardware & Equipment - 4.9%
133,066	Arrow Electronics, Inc.*	9,661,922
50,066	Coherent, Inc.*	6,951,664
154,054	Itron, Inc.*	9,551,348
134,376	Lumentum Holdings, Inc.*	7,609,713

		33,774,647

	Telecommunication Services - 1.1%
151,966	Millicom International Cellular S.A.	7,807,202

	Transportation - 0.9%
319,577	JetBlue Airways Corp.*	6,145,466

	Utilities - 6.7%
248,965	Alliant Energy Corp.	12,333,726
102,586	Evergy, Inc.	6,205,427
85,094	Sempra Energy	11,524,281
308,347	UGI Corp.	15,753,448

		45,816,882

	Total Common Stocks (cost $620,704,986)	$673,313,159

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Short-Term Investments - 2.1%
	Other Investment Pools & Funds - 2.1%
14,410,138	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(1)		$14,410,138

	Total Short-Term Investments (cost $14,410,138)		$14,410,138

	Total Investments (cost $635,115,124)	100.3%	$687,723,297
	Other Assets and Liabilities	(0.3)%	(1,895,155)

	Total Net Assets	100.0%	$685,828,142

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$63,385,290	$63,385,290	$—	$—
Capital Goods	66,214,058	66,214,058	—	—
Commercial & Professional Services	11,678,036	11,678,036	—	—
Consumer Durables & Apparel	17,843,470	17,843,470	—	—
Consumer Services	5,665,181	5,665,181	—	—
Diversified Financials	7,491,044	7,491,044	—	—
Energy	43,891,369	43,891,369	—	—
Food & Staples Retailing	10,524,980	10,524,980	—	—
Food, Beverage & Tobacco	4,736,980	4,736,980	—	—
Health Care Equipment & Services	52,331,101	52,331,101	—	—
Insurance	63,511,034	56,855,534	6,655,500	—
Materials	58,357,112	53,328,918	5,028,194	—
Media & Entertainment	19,905,812	19,905,812	—	—
Real Estate	87,492,305	87,492,305	—	—
Retailing	7,909,047	7,909,047	—	—
Semiconductors & Semiconductor Equipment	27,864,029	27,864,029	—	—
Software & Services	30,968,114	30,968,114	—	—
Technology Hardware & Equipment	33,774,647	33,774,647	—	—
Telecommunication Services	7,807,202	—	7,807,202	—
Transportation	6,145,466	6,145,466	—	—
Utilities	45,816,882	45,816,882	—	—
Short-Term Investments	14,410,138	14,410,138	—	—

Total	$687,723,297	$668,232,401	$19,490,896	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 43.4%
1,583,740	Hartford Core Equity Fund, Class F		$51,962,507
765,355	Hartford Multifactor US Equity ETF		24,751,581
1,476,161	Hartford Small Cap Value Fund, Class F		15,204,463
1,870,415	The Hartford Equity Income Fund, Class F		36,286,041
407,945	The Hartford Growth Opportunities Fund, Class F		17,884,327
472,920	The Hartford MidCap Fund, Class F		15,298,973
677,284	The Hartford Small Company Fund, Class F		15,130,526

	Total Domestic Equity Funds (cost $161,018,105)		$176,518,418

	International/Global Equity Funds - 16.3%
727,076	Hartford Emerging Markets Equity Fund, Class F		6,398,268
864,559	Hartford Multifactor Developed Markets (ex-US) ETF		23,835,892
2,401,794	Hartford Schroders International Multi-Cap Value Fund, Class F		20,943,645
988,735	The Hartford International Opportunities Fund, Class F		15,117,761

	Total International/Global Equity Funds (cost $68,948,477)		$66,295,566

	Multi-Strategy Funds - 3.0%
1,374,317	The Hartford Global Real Asset Fund, Class F		12,162,706

	Total Multi-Strategy Funds (cost $12,303,786)		$12,162,706

	Taxable Fixed Income Funds - 37.1%
1,294,845	Hartford Schroders Emerging Markets Multi-Sector Bond Fund, Class F		12,171,541
512,626	Hartford Short Duration ETF		20,881,820
513,376	Hartford Total Return Bond ETF		20,991,945
950,681	The Hartford Inflation Plus Fund, Class F		10,143,761
3,459,026	The Hartford Quality Bond Fund, Class F		34,624,849
1,878,474	The Hartford Strategic Income Fund, Class F		16,286,370
3,288,940	The Hartford World Bond Fund, Class F		35,553,440

	Total Taxable Fixed Income Funds (cost $148,877,651)		$150,653,726

	Total Affiliated Investment Companies (cost $391,148,019)		$405,630,416

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
836,412	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		836,412

	Total Short-Term Investments (cost $836,412)		$836,412

	Total Investments (cost $391,984,431)	100.0%	$406,466,828
	Other Assets and Liabilities	0.0%	(52,597)

	Total Net Assets	100.0%	$406,414,231

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Hartford Moderate Allocation Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Other Abbreviations:
ETF	Exchange-Traded Fund

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$405,630,416	$405,630,416	$—	$—
Short-Term Investments	836,412	836,412	—	—

Total	$406,466,828	$406,466,828	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 4.4%
	Asset-Backed - Finance & Insurance - 0.8%
	Domino’s Pizza Master Issuer LLC
$49,000	3.08%, 07/25/2047(1)	$49,053
	Long Beach Mortgage Loan Trust
31,872	2.44%, 12/25/2036, 1 mo. USD LIBOR + 0.170%(2)	15,414
	Magnetite VIII Ltd.
100,000	3.28%, 04/15/2031, 3 mo. USD LIBOR + 0.980%(1)(2)	99,275
	Towd Point Mortgage Trust
57,772	2.75%, 10/25/2056(1)(3)	57,984
70,131	2.75%, 06/25/2057(1)(3)	70,118
82,181	3.25%, 03/25/2058(1)(3)	83,134
	Treman Park CLO Ltd.
250,000	3.35%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	250,216

		625,194

	Asset-Backed - Home Equity - 0.4%
	GSAA Home Equity Trust
108,830	2.36%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	48,836
	Renaissance Home Equity Loan Trust
362,290	5.91%, 04/25/2037(4)	169,268
	Soundview Home Loan Trust
40,000	2.52%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	37,279

		255,383

	Commercial Mortgage - Backed Securities - 0.7%
	DBGS Mortgage Trust
1,597,722	0.21%, 10/15/2051(3)(5)	26,811
	GS Mortgage Securities Trust
62,000	2.78%, 10/10/2049	63,026
46,000	3.14%, 06/10/2046	47,191
	JPMDB Commercial Mortgage Securities Trust
65,000	2.99%, 12/15/2049	66,575
	Morgan Stanley Bank of America Merrill Lynch Trust
40,000	3.74%, 08/15/2047	42,275
45,000	3.77%, 11/15/2046	47,303
	Morgan Stanley Capital Trust
40,000	3.78%, 05/15/2048(3)	42,625
	Wells Fargo Commercial Mortgage Trust
65,000	2.79%, 07/15/2048	65,978
15,000	4.10%, 05/15/2048(3)	14,662
	WF-RBS Commercial Mortgage Trust
48,001	2.87%, 11/15/2045	48,649
39,000	3.07%, 06/15/2046	39,928

		505,023

	Other ABS - 1.1%
	Dewolf Park CLO Ltd.
250,000	3.51%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	249,653
	Dryden XXVI Senior Loan Fund
250,000	3.20%, 04/15/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	248,628
	Madison Park Funding Ltd.
250,000	3.25%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)(2)	249,167
	Mill City Mortgage Loan Trust
97,495	3.25%, 10/25/2069(1)(3)	98,857

		846,305

	Whole Loan Collateral CMO - 1.4%
	Alternative Loan Trust
50,554	2.41%, 04/25/2047, 1 mo. USD LIBOR + 0.140%(2)	48,324
37,491	2.72%, 04/25/2035, 1 mo. USD LIBOR + 0.450%(2)	34,224
45,728	3.86%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	41,395
	Angel Oak Mortgage Trust LLC
45,582	3.65%, 09/25/2048(1)	46,041
	Arroyo Mortgage Trust
100,000	2.96%, 10/25/2048(1)(3)	99,903

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Bear Stearns Alt-A Trust
$43,008	2.59%, 08/25/2036, 1 mo. USD LIBOR + 0.320%(2)	$45,413
	Bunker Hill Loan Depositary Trust
45,000	2.88%, 07/25/2049(1)(4)	44,971
	CHL Mortgage Pass-Through Trust
13,502	4.02%, 03/20/2036(3)	12,570
	COLT Mortgage Loan Trust
53,574	3.47%, 07/27/2048(1)(3)	53,652
78,279	4.01%, 12/28/2048(1)(3)	79,466
	Deephaven Residential Mortgage Trust
100,000	2.96%, 07/25/2059(1)(3)	99,904
	Mill City Mortgage Loan Trust
66,917	2.75%, 01/25/2061(1)(3)	67,062
	New Residential Mortgage Loan Trust
87,431	3.50%, 12/25/2057(1)(3)	89,019
	Nomura Asset Acceptance Corp. Alternative Loan Trust
89,633	4.57%, 06/25/2036(3)	78,718
	Residential Accredit Loans, Inc.
52,033	2.52%, 08/25/2037, 1 mo. USD LIBOR + 0.250%(2)	49,595
	Residential Asset Securitization Trust
36,950	5.50%, 06/25/2035	32,787
	Towd Point Mortgage Trust
64,206	2.87%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	64,126
	Verus Securitization Trust
66,693	3.68%, 06/01/2058(1)(3)	67,293
	Wells Fargo Mortgage Backed Securities Trust
13,973	5.00%, 03/25/2036(3)	13,969

		1,068,432

	Total Asset & Commercial Mortgage Backed Securities (cost $3,332,478)	$3,300,337

Corporate Bonds - 8.1%
	Aerospace/Defense - 0.2%
	Boeing Co.
25,000	3.25%, 02/01/2035	25,168
	General Dynamics Corp.
30,000	2.63%, 11/15/2027	30,318
	Lockheed Martin Corp.
10,000	3.80%, 03/01/2045	10,655
	United Technologies Corp.
30,000	3.75%, 11/01/2046	31,214
40,000	4.45%, 11/16/2038	45,896

		143,251

	Agriculture - 0.2%
	Altria Group, Inc.
50,000	3.88%, 09/16/2046	44,713
	Nutrien Ltd.
15,000	4.13%, 03/15/2035	15,063
	Reynolds American, Inc.
85,000	4.85%, 09/15/2023	91,534

		151,310

	Airlines - 0.0%
	Delta Air Lines, Inc.
15,000	3.80%, 04/19/2023	15,472

	Auto Manufacturers - 0.2%
	Ford Motor Co.
25,000	4.75%, 01/15/2043	21,734
	General Motors Co.
30,000	5.40%, 04/01/2048	29,785
10,000	6.60%, 04/01/2036	11,387
	General Motors Financial Co., Inc.
75,000	4.00%, 10/06/2026	75,731

		138,637

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Beverages - 0.3%
	Anheuser-Busch InBev Worldwide, Inc.
$155,000	3.75%, 07/15/2042	$151,229
	Constellation Brands, Inc.
25,000	3.60%, 02/15/2028	26,073
	Molson Coors Brewing Co.
10,000	3.00%, 07/15/2026	9,977

		187,279

	Biotechnology - 0.1%
	Amgen, Inc.
5,000	4.40%, 05/01/2045	5,343
	Gilead Sciences, Inc.
40,000	2.55%, 09/01/2020	40,089

		45,432

	Chemicals - 0.1%
	DuPont de Nemours, Inc.
40,000	4.21%, 11/15/2023	42,581
	Methanex Corp.
15,000	5.65%, 12/01/2044	14,469
	Sherwin-Williams Co.
40,000	3.13%, 06/01/2024	40,812

		97,862

	Commercial Banks - 2.1%
	Bank of America Corp.
165,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	176,802
25,000	4.75%, 04/21/2045	28,818
	Bank of New York Mellon Corp.
25,000	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634% thereafter)(6)	25,175
	Citigroup, Inc.
80,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(6)	80,658
90,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	96,170
	Goldman Sachs Group, Inc.
75,000	3.25%, 12/13/2019, 3 mo. USD LIBOR + 0.800%(2)	75,192
150,000	3.50%, 01/23/2025	155,034
95,000	3.50%, 11/16/2026	97,625
	JP Morgan Chase & Co.
180,000	2.95%, 10/01/2026	182,518
	Morgan Stanley
20,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(6)	19,995
75,000	3.40%, 01/27/2020, 3 mo. USD LIBOR + 1.140%(2)	75,356
30,000	3.95%, 04/23/2027	31,408
45,000	3.97%, 07/22/2038, (3.97% fixed rate until 07/22/2037; 3 mo. USD LIBOR + 1.455% thereafter)(6)	47,772
	PNC Bank NA
250,000	2.60%, 07/21/2020	250,556
	Royal Bank of Canada
10,000	2.55%, 07/16/2024	9,997
50,000	2.80%, 04/29/2022	50,545
	Santander Holdings USA, Inc.
20,000	3.40%, 01/18/2023	20,293
	State Street Corp.
10,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(6)	10,518
	Toronto-Dominion Bank
40,000	2.65%, 06/12/2024	40,316
	Wells Fargo & Co.
50,000	3.00%, 10/23/2026	50,567

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$25,000	4.75%, 12/07/2046	$28,745

		1,554,060

	Commercial Services - 0.0%
	ERAC USA Finance LLC
10,000	7.00%, 10/15/2037(1)	13,673

	Diversified Financial Services - 0.1%
	American Express Co.
20,000	4.20%, 11/06/2025	21,750
	Visa, Inc.
35,000	3.15%, 12/14/2025	36,525

		58,275

	Electric - 0.6%
	CenterPoint Energy, Inc.
20,000	2.50%, 09/01/2022	19,992
	Dominion Energy South Carolina, Inc.
40,000	4.25%, 08/15/2028	44,720
	Dominion Energy, Inc.
45,000	2.85%, 08/15/2026	44,804
	Duke Energy Corp.
25,000	2.65%, 09/01/2026	24,744
	Duke Energy Florida LLC
50,000	3.40%, 10/01/2046	49,311
	Exelon Corp.
15,000	2.45%, 04/15/2021	14,969
	Fortis, Inc.
5,000	3.06%, 10/04/2026	5,007
	NextEra Energy Capital Holdings, Inc.
20,000	3.15%, 04/01/2024	20,536
	Oglethorpe Power Corp.
25,000	5.05%, 10/01/2048	29,975
	Oncor Electric Delivery Co. LLC
10,000	2.95%, 04/01/2025	10,222
	Puget Energy, Inc.
20,000	3.65%, 05/15/2025	20,486
	SCANA Corp.
50,000	4.13%, 02/01/2022	50,892
	Sierra Pacific Power Co.
40,000	2.60%, 05/01/2026	39,894
	Southern Co.
55,000	3.25%, 07/01/2026	56,125

		431,677

	Electronics - 0.0%
	Fortive Corp.
5,000	2.35%, 06/15/2021	4,980

	Engineering & Construction - 0.0%
	Fluor Corp.
15,000	4.25%, 09/15/2028	15,620

	Entertainment - 0.0%
	GLP Capital L.P. / GLP Financing II, Inc.
10,000	5.30%, 01/15/2029	10,832

	Environmental Control - 0.0%
	Waste Management, Inc.
15,000	3.45%, 06/15/2029	15,791
10,000	4.15%, 07/15/2049	11,053

		26,844

	Food - 0.0%
	Conagra Brands, Inc.
5,000	4.60%, 11/01/2025	5,436
	Kraft Heinz Foods Co.
10,000	4.38%, 06/01/2046	9,602

		15,038

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Healthcare-Products - 0.1%
	Becton Dickinson and Co.
$25,000	3.70%, 06/06/2027	$26,177
	Boston Scientific Corp.
15,000	4.00%, 03/01/2028	16,212
	Thermo Fisher Scientific, Inc.
20,000	2.95%, 09/19/2026	20,229

		62,618

	Healthcare-Services - 0.2%
	Aetna, Inc.
15,000	2.80%, 06/15/2023	15,030
	Anthem, Inc.
60,000	3.30%, 01/15/2023	61,547
	Cigna Holding Co.
30,000	3.05%, 10/15/2027	29,881
	HCA, Inc.
15,000	4.13%, 06/15/2029	15,365
	UnitedHealth Group, Inc.
15,000	2.38%, 08/15/2024	14,996
20,000	3.50%, 08/15/2039	20,140
5,000	3.70%, 08/15/2049	5,057
10,000	4.75%, 07/15/2045	11,746

		173,762

	Insurance - 0.1%
	Berkshire Hathaway Finance Corp.
25,000	4.20%, 08/15/2048	28,164
	CNA Financial Corp.
15,000	3.45%, 08/15/2027	15,322
	Marsh & McLennan Cos., Inc.
15,000	4.75%, 03/15/2039	17,528
	Massachusetts Mutual Life Insurance Co.
5,000	8.88%, 06/01/2039(1)	8,273

		69,287

	Internet - 0.2%
	Amazon.com, Inc.
110,000	3.15%, 08/22/2027	115,290

	Iron/Steel - 0.1%
	United States Steel Corp.
70,000	6.25%, 03/15/2026	63,875
	Vale Overseas Ltd.
30,000	6.25%, 08/10/2026	33,780

		97,655

	IT Services - 0.1%
	Apple, Inc.
40,000	3.35%, 02/09/2027	42,097
	International Business Machines Corp.
40,000	4.00%, 06/20/2042	42,143

		84,240

	Lodging - 0.0%
	Las Vegas Sands Corp.
10,000	3.50%, 08/18/2026	10,036

	Machinery-Diversified - 0.1%
	John Deere Capital Corp.
35,000	2.60%, 03/07/2024	35,241

	Media - 0.5%
	CBS Corp.
10,000	4.20%, 06/01/2029	10,615
	Comcast Corp.
70,000	3.20%, 07/15/2036	69,013
	Cox Communications, Inc.
35,000	3.35%, 09/15/2026(1)	35,506
5,000	4.50%, 06/30/2043(1)	4,858

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Discovery Communications LLC
$70,000	3.95%, 03/20/2028	$72,260
	Time Warner Cable LLC
65,000	4.50%, 09/15/2042	61,612
	Viacom, Inc.
75,000	4.25%, 09/01/2023	78,994

		332,858

	Mining - 0.1%
	New Gold, Inc.
40,000	6.38%, 05/15/2025(1)	34,600

	Miscellaneous Manufacturing - 0.0%
	Parker-Hannifin Corp.
10,000	2.70%, 06/14/2024	10,062

	Oil & Gas - 0.9%
	Anadarko Petroleum Corp.
10,000	6.45%, 09/15/2036	12,188
	BP Capital Markets America, Inc.
40,000	3.79%, 02/06/2024	42,250
	Canadian Natural Resources Ltd.
25,000	6.50%, 02/15/2037	31,503
	Carrizo Oil & Gas, Inc.
65,000	6.25%, 04/15/2023(7)	63,830
	Cimarex Energy Co.
35,000	3.90%, 05/15/2027	35,551
	EnCana Corp.
25,000	3.90%, 11/15/2021	25,545
	Hess Corp.
15,000	5.60%, 02/15/2041	15,858
	Jagged Peak Energy LLC
40,000	5.88%, 05/01/2026	38,000
	Laredo Petroleum, Inc.
65,000	6.25%, 03/15/2023	58,337
	Marathon Oil Corp.
35,000	2.70%, 06/01/2020	35,018
	Marathon Petroleum Corp.
5,000	3.80%, 04/01/2028	5,113
	Noble Energy, Inc.
10,000	5.05%, 11/15/2044	10,671
	PDC Energy, Inc.
30,000	5.75%, 05/15/2026	29,001
15,000	6.13%, 09/15/2024	14,813
	Petroleos Mexicanos
10,000	5.35%, 02/12/2028	9,190
	Shell International Finance B.V.
10,000	4.38%, 05/11/2045	11,615
	Sinopec Group Overseas Development Ltd.
200,000	1.75%, 09/29/2019(8)	199,772
	Southwestern Energy Co.
40,000	7.50%, 04/01/2026	35,000
25,000	7.75%, 10/01/2027	21,875
	Suncor Energy, Inc.
10,000	3.60%, 12/01/2024	10,415

		705,545

	Pharmaceuticals - 0.2%
	Allergan Funding SCS
5,000	4.55%, 03/15/2035	5,165
	Bristol-Myers Squibb Co.
15,000	3.40%, 07/26/2029(1)	15,678
	CVS Health Corp.
40,000	5.13%, 07/20/2045	43,374
	Express Scripts Holding Co.
15,000	4.80%, 07/15/2046	16,120
	GlaxoSmithKline Capital, Inc.
30,000	3.63%, 05/15/2025	31,843

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Johnson & Johnson
$20,000	3.55%, 03/01/2036	$21,135
	Merck & Co., Inc.
15,000	3.40%, 03/07/2029	15,968
	Mylan, Inc.
5,000	5.20%, 04/15/2048	5,113

		154,396

	Pipelines - 0.3%
	Energy Transfer Operating L.P.
10,000	6.25%, 04/15/2049	11,891
	Enterprise Products Operating LLC
65,000	3.13%, 07/31/2029	65,371
	MPLX L.P.
35,000	4.13%, 03/01/2027	36,459
	Sabine Pass Liquefaction LLC
5,000	4.20%, 03/15/2028	5,226
	Sunoco Logistics Partners Operations L.P.
10,000	5.35%, 05/15/2045	10,469
	Texas Eastern Transmission L.P.
5,000	3.50%, 01/15/2028(1)	5,133
	TransCanada PipeLines Ltd.
35,000	4.75%, 05/15/2038	38,700
	Valero Energy Partners L.P.
25,000	4.50%, 03/15/2028	26,948
	Western Midstream Operating L.P.
25,000	5.50%, 08/15/2048	23,498

		223,695

	REITS - 0.0%
	HCP, Inc.
5,000	3.25%, 07/15/2026	5,059

	Retail - 0.2%
	Home Depot, Inc.
35,000	3.35%, 09/15/2025	36,790
	Lowe’s Cos., Inc.
5,000	3.70%, 04/15/2046	4,757
	McDonald’s Corp.
50,000	3.35%, 04/01/2023	51,819
	Starbucks Corp.
15,000	3.80%, 08/15/2025	15,940
	Walmart, Inc.
35,000	3.40%, 06/26/2023	36,591

		145,897

	Semiconductors - 0.3%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
35,000	3.63%, 01/15/2024	35,365
55,000	3.88%, 01/15/2027	53,801
	Intel Corp.
10,000	3.73%, 12/08/2047	10,589
	Microchip Technology, Inc.
15,000	4.33%, 06/01/2023	15,606
	Micron Technology, Inc.
45,000	4.98%, 02/06/2026	47,680
	NXP B.V. / NXP Funding LLC
40,000	4.88%, 03/01/2024(1)	42,904

		205,945

	Software - 0.1%
	Fidelity National Information Services, Inc.
15,000	3.00%, 08/15/2026	15,214
	Fiserv, Inc.
15,000	3.20%, 07/01/2026	15,306
	Microsoft Corp.
35,000	4.25%, 02/06/2047	41,286

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Oracle Corp.
	$25,000	3.80%, 11/15/2037	$26,712
		salesforce.com, Inc.
	10,000	3.25%, 04/11/2023	10,361

			108,879

		Telecommunications - 0.6%
		AT&T, Inc.
	65,000	2.95%, 07/15/2026	65,206
	80,000	4.34%, 06/15/2045	80,465
		Nokia Oyj
	60,000	6.63%, 05/15/2039	67,200
		Telefonica Emisiones S.A.
	150,000	4.10%, 03/08/2027	159,445
		Verizon Communications, Inc.
	70,000	4.13%, 08/15/2046	73,855
		Vodafone Group plc
	30,000	4.38%, 05/30/2028	32,585

			478,756

		Transportation - 0.1%
		CSX Corp.
	20,000	3.25%, 06/01/2027	20,639
		Union Pacific Corp.
	60,000	3.70%, 03/01/2029	64,249

			84,888

		Water - 0.0%
		American Water Capital Corp.
	10,000	3.75%, 09/01/2028	10,748
	10,000	4.15%, 06/01/2049	10,959

			21,707

		Total Corporate Bonds (cost $5,990,620)	$6,070,658

Foreign Government Obligations - 6.2%
		Canada - 1.2%
		Canadian When Issued Government Bond
CAD	1,195,000	1.25%, 09/01/2024	905,621

		Germany - 1.8%
		Deutsche Bundesrepublik Inflation Linked Bond
EUR	1,066,449	0.10%, 04/15/2026(8)(9)	1,313,113

		Greece - 0.1%
		Hellenic Republic Government Bond
	20,435,000	0.00%, 10/15/2042(3)	94,603

		Hungary - 0.0%
		Hungary Government International Bond
	$6,000	6.38%, 03/29/2021	6,371

		Israel - 0.3%
		Israel Government Bond - CPI Linked
ILS	870,409	1.00%, 05/31/2045(9)	244,779

		Italy - 0.1%
		Italy Buoni Poliennali Del Tesoro
EUR	68,029	1.25%, 09/15/2032(1)(8)(9)	77,616

		Japan - 1.0%
		Japanese Government CPI Linked Bond
JPY	75,697,076	0.10%, 03/10/2029(9)	725,033

		Malaysia - 0.1%
		Malaysia Government Bond
MYR	394,000	4.05%, 09/30/2021	97,035

		Mexico - 0.4%
		Mexican Bonos
MXN	5,312,400	8.00%, 11/07/2047	279,467

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Norway - 0.5%
		Norway Government Bond
NOK	2,865,000	1.75%, 09/06/2029(1)(8)	$334,906

		Russia - 0.7%
		Russian Federal Inflation Linked Bond - OFZ
RUB	36,931,487	2.50%, 02/02/2028(9)	541,820

		Total Foreign Government Obligations (cost $4,651,806)	$4,620,364

Municipal Bonds - 0.1%
		Development - 0.1%
		California State, GO Taxable
	$30,000	7.30%, 10/01/2039	45,633

		Total Municipal Bonds (cost $45,142)	$45,633

Senior Floating Rate Interests - 0.1%(10)
		Oil & Gas - 0.1%
		Ascent Resources - Marcellus LLC
	62,500	8.83%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	60,625

		Total Senior Floating Rate Interests (cost $60,889)	$60,625

U.S. Government Agencies - 8.6%
		FNMA - 7.1%
	$300,000	2.50%, 08/01/2034(11)	$301,712
	25,625	2.50%, 03/25/2053	25,478
	400,000	3.00%, 08/01/2034(11)	407,896
	1,650,000	3.00%, 08/01/2049(11)	1,664,083
	150,000	3.04%, 06/01/2029	155,882
	249,988	3.50%, 06/01/2049	256,249
	600,000	3.50%, 08/01/2049(11)	614,578
	250,000	3.50%, 08/01/2049	256,183
	287,322	4.00%, 09/01/2048	297,329
	600,000	4.00%, 08/01/2049(11)	621,078
	287,677	4.00%, 08/01/2049	297,696
	400,000	4.50%, 08/01/2049(11)	419,500

			5,317,664

		GNMA - 1.5%
	$575,000	3.00%, 08/01/2049(11)	$587,357
	475,000	3.50%, 08/01/2049(11)	491,902

			1,079,259

		Total U.S. Government Agencies (cost $6,389,077)	$6,396,923

U.S. Government Securities - 11.8%
		U.S. Treasury Bonds - 2.2%
	$228,076	0.88%, 02/15/2047(9)	$235,529
	280,000	2.50%, 02/15/2046	278,458
	105,000	3.00%, 08/15/2048(12)	115,090
	285,000	3.13%, 02/15/2043	317,786
	335,000	3.13%, 08/15/2044(12)	373,499
	260,000	3.75%, 11/15/2043(13)	319,962

			1,640,324

		U.S. Treasury Notes - 9.6%
	1,201,033	0.63%, 04/15/2023(9)	1,211,904
	1,050,758	0.63%, 01/15/2026(9)(12)	1,075,113
	243,396	0.88%, 01/15/2029(9)	256,563
	600,000	2.00%, 08/15/2025	603,281
	1,000,000	2.13%, 05/15/2022	1,007,227
	1,000,000	2.25%, 04/30/2021	1,005,391
	700,000	2.25%, 04/15/2022	707,027
	600,000	2.63%, 02/15/2029(12)	631,289

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$600,000	2.88%, 07/31/2025	$632,906

		7,130,701

		8,771,025

	Total U.S. Government Securities (cost $8,673,570)	$8,771,025

Common Stocks - 30.3%
	Banks - 0.9%
5,091	Bank of Nova Scotia	271,757
2,593	PNC Financial Services Group, Inc.	370,540

		642,297

	Capital Goods - 1.9%
7,581	Assa Abloy AB Class B	173,886
963	Lockheed Martin Corp.	348,770
2,727	United Technologies Corp.	364,327
4,897	Vinci S.A.	503,724

		1,390,707

	Commercial & Professional Services - 0.2%
5,528	Experian plc	167,660

	Consumer Durables & Apparel - 0.4%
3,705	NIKE, Inc. Class B	318,741

	Consumer Services - 1.0%
10,492	Compass Group plc	265,453
2,139	McDonald’s Corp.	450,730

		716,183

	Diversified Financials - 0.1%
350	Berkshire Hathaway, Inc. Class B*	71,901

	Energy - 5.5%
44,900	Ascent Resources - Marcellus LLC Class A*(14)(15)	116,740
35,701	BP plc	236,224
3,127	Cabot Oil & Gas Corp.	59,913
21,312	Canacol Energy Ltd.*	81,224
752	Cheniere Energy, Inc.*	48,993
3,491	Chevron Corp.	429,777
1,152	Concho Resources, Inc.	112,527
1,052	ConocoPhillips	62,152
1,889	Devon Energy Corp.	51,003
1,140	Diamondback Energy, Inc.	117,910
1,843	Enbridge, Inc.	61,554
24,971	Encana Corp.	114,089
671	EOG Resources, Inc.	57,605
4,445	Equinor ASA	79,700
3,863	Exxon Mobil Corp.	287,253
4,338	Galp Energia SGPS S.A.	67,535
1,020	Gazprom Neft PJSC ADR	34,425
5,361	Imperial Oil Ltd.	146,800
10,069	Kosmos Energy Ltd.	60,515
1,549	Lundin Petroleum AB	48,722
2,939	Marathon Petroleum Corp.	165,730
4,000	Noble Energy, Inc.	88,320
1,117	Paragon Offshore Ltd., Litigation*	10,286
2,731	Petroleo Brasileiro S.A. ADR	41,102
577	Pioneer Natural Resources Co.	79,649
1,524	Plains GP Holdings L.P. Class A*	36,820
14,433	Royal Dutch Shell plc Class A	454,574
2,431	Schlumberger Ltd.	97,167
5,734	Suncor Energy, Inc.	164,530
1,127	Targa Resources Corp.	43,852
4,904	TC Energy Corp.	240,110
2,147	Tenaris S.A.	27,071
5,716	Total S.A.	296,261

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,133	Valero Energy Corp.	$96,588

		4,116,721

	Food & Staples Retailing - 0.2%
526	Costco Wholesale Corp.	144,981

	Food, Beverage & Tobacco - 2.2%
6,834	Coca-Cola Co.	359,673
7,000	Diageo plc	291,901
3,391	Heineken N.V.	363,815
2,767	Nestle S.A.	293,543
2,803	PepsiCo., Inc.	358,252

		1,667,184

	Health Care Equipment & Services - 2.1%
3,130	Baxter International, Inc.	262,826
7,828	Koninklijke Philips N.V.	367,217
4,249	Medtronic plc	433,143
2,410	Sysmex Corp.	174,973
1,445	UnitedHealth Group, Inc.	359,820

		1,597,979

	Household & Personal Products - 1.5%
5,288	Colgate-Palmolive Co.	379,361
3,040	Procter & Gamble Co.	358,842
4,674	Reckitt Benckiser Group plc	361,315

		1,099,518

	Insurance - 0.9%
33,370	AIA Group Ltd.	341,567
2,206	Chubb Ltd.	337,165

		678,732

	Materials - 3.2%
2,699	Agnico Eagle Mines Ltd.	140,990
2,096	Alcoa Corp.*	47,139
6,252	Anglo American plc	153,201
7,245	Antofagasta plc	81,744
4,374	ArcelorMittal	69,224
11,531	Barrick Gold Corp.	187,454
1,223	BHP Group Ltd.	33,670
17,536	BHP Group plc	418,120
4,939	BlueScope Steel Ltd.	43,592
32,901	Glencore plc*	105,508
3,658	KAZ Minerals plc	25,321
83	Korea Zinc Co., Ltd.	30,924
1,464	Linde plc	280,034
10,810	Lucara Diamond Corp.	12,122
2,545	MMC Norilsk Nickel PJSC ADR	58,840
7,108	Newcrest Mining Ltd.	171,553
3,250	Nippon Steel Corp.	50,918
6,356	Norsk Hydro ASA	21,619
539	Reliance Steel & Aluminum Co.	53,873
5,709	Rio Tinto plc	322,396
684	Southern Copper Corp.	24,480
1,835	Steel Dynamics, Inc.	57,821

		2,390,543

	Media & Entertainment - 0.1%
2,384	Comcast Corp. Class A	102,917

	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
5,034	AstraZeneca plc ADR	218,526
3,228	Johnson & Johnson	420,350
3,525	Merck & Co., Inc.	292,540
3,847	Novartis AG	352,765
1,084	Roche Holding AG	290,149

		1,574,330

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Real Estate Investment Trusts - 1.0%
1,264	American Tower Corp. REIT	$267,488
916	Equity LifeStyle Properties, Inc. REIT	113,813
1,591	Public Storage REIT	386,231

		767,532

	Retailing - 0.3%
3,500	Petrobras Distribuidora S.A.	24,395
3,999	TJX Cos., Inc.	218,186

		242,581

	Semiconductors & Semiconductor Equipment - 0.1%
677	First Solar, Inc.*	43,660

	Software & Services - 1.9%
1,347	Accenture plc Class A	259,405
1,234	Automatic Data Processing, Inc.	205,486
2,961	Capgemini SE	375,941
2,606	Microsoft Corp.	355,120
1,208	Visa, Inc. Class A	215,024

		1,410,976

	Telecommunication Services - 0.7%
22,472	BT Group plc	52,637
418,000	China Tower Corp. Ltd. Class H(1)	108,031
11,630	KDDI Corp.	303,444
1,840	NTT DOCOMO, Inc.	44,119

		508,231

	Transportation - 1.2%
4,698	Canadian National Railway Co.	444,669
1,749	Japan Airport Terminal Co., Ltd.	72,316
1,091	Kuehne + Nagel International AG	160,643
1,893	United Parcel Service, Inc. Class B	226,157

		903,785

	Utilities - 2.8%
1,584	Avangrid, Inc.	80,071
13,900	Beijing Enterprises Holdings Ltd.	67,863
108,292	China Longyuan Power Group Corp. Ltd. Class H	66,220
1,840	Cia de Saneamento do Parana	41,271
7,850	CK Infrastructure Holdings Ltd.	60,861
8,642	E.ON SE	86,064
1,394	Edison International	103,909
22,337	Enel Americas S.A.	3,686
13,865	Enel S.p.A.	94,845
5,849	Engie S.A.	90,013
9,849	ENN Energy Holdings Ltd.	101,311
25,700	Guangdong Investment Ltd.	54,015
218,000	Huaneng Renewables Corp. Ltd. Class H	59,251
12,748	Iberdrola S.A.	120,945
502	Innogy SE	21,089
42,607	National Grid plc	436,690
355	NextEra Energy Partners L.P.	17,267
429	NextEra Energy, Inc.	88,876
27,000	Power Assets Holdings Ltd.	192,976
714	Sempra Energy	96,697
1,883	Severn Trent plc	46,049
10,871	Snam S.p.A.	53,374
1,496	UGI Corp.	76,431

		2,059,774

	Total Common Stocks (cost $22,821,756)	$22,616,933

Escrows - 0.0%(16)
	Energy-Alternate Sources - 0.0%
4,146	Paragon Offshore Ltd.*(14)(15)	-—

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Total Escrows (cost $—)	$—

Convertible Bonds - 0.1%
	Biotechnology - 0.0%
	Alder Biopharmaceuticals, Inc.
$20,000	2.50%, 02/01/2025	$17,546

	Oil & Gas - 0.1%
	PDC Energy, Inc.
35,000	1.13%, 09/15/2021	32,504

	Total Convertible Bonds (cost $51,600)	$50,050

Exchange-Traded Funds - 5.0%
	Other Investment Pools & Funds - 5.0%
7,300	iShares iBoxx High Yield Corporate Bond ETF	634,589
5,600	iShares JP Morgan USD Emerging Markets Bond ETF	636,608
2,300	SPDR Barclays Convertible Securities ETF	123,349
36,000	SPDR Blackstone	1,672,920
18,400	VanEck Vectors JP Morgan EM Local Currency Bond ETF	636,640

		3,704,106

	Total Exchange-Traded Funds (cost $3,695,024)	$3,704,106

Preferred Stocks - 0.0%
	Materials - 0.0%
5,300	Gerdau S.A.	19,095

	Total Preferred Stocks (cost $21,823)	$19,095

Warrants - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/23*(14)(15)	116

	Total Warrants (cost $930)	$116

Affiliated Investment Companies - 19.8%
	Domestic Equity Funds - 4.0%
91,750	Hartford Multifactor US Equity ETF	2,967,195
	International/Global Equity Funds - 5.8%
115,300	Hartford Multifactor Developed Markets (ex-US) ETF(7)	3,178,821
50,500	Hartford Multifactor Emerging Markets ETF	1,153,026

	Total International/Global Equity Funds (cost $4,474,038)	$4,331,847

	Taxable Fixed Income Funds - 10.0%
693,277	The Hartford World Bond Fund, Class F	7,494,329

	Total Taxable Fixed Income Funds (cost $7,459,665)	$7,494,329

	Total Affiliated Investment Companies (cost $14,881,631)	$14,793,371

	Total Long-Term Investments (cost $70,616,346)	$70,449,236

Short-Term Investments - 10.4%
	Commercial Paper - 0.3%
	Industrial and Commercial Bank of China Ltd.
250,000	2.34%, 08/22/2019(17)	249,649

	Foreign Government Obligations - 0.4%
	Societe Generale S.A.
300,000	2.73%, 02/24/2020, 3 mo. USD LIBOR + 0.200%(1)(2)(17)(18)	300,218

	Other Investment Pools & Funds - 9.6%
	Morgan Stanley Institutional Liquidity Funds, Government Portfolio,
7,122,836	Institutional Class, 2.25%(19)	7,122,836

	Securities Lending Collateral - 0.1%
3,660	Citibank NA DDCA, 2.37%, 8/1/2019(19)	3,660

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

41,511	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(19)		$41,511
6,103	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(19)		6,103
5,811	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(19)		5,811
14,808	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(19)		14,808
1,297	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(19)		1,297

			73,190

	Total Short-Term Investments (cost $7,745,675)		$7,745,893

	Total Investments Excluding Purchased Options (cost $78,362,021)	104.9%	$78,195,129
	Total Purchased Options (cost $173,001)	0.2%	$186,042

	Total Investments (cost $78,535,022)	105.1%	$78,381,171
	Other Assets and Liabilities	(5.1)%	(3,815,123)

	Total Net Assets	100.0%	$74,566,048

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $3,148,918, representing 4.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security disclosed is interest-only strips.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $1,925,407, representing 2.6% of net assets.

(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(11)	Represents or includes a TBA transaction.
(12)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(13)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(14)	Investment valued using significant unobservable inputs.
(15)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $116,856, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(16)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(17)	The rate shown represents current yield to maturity.
(18)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $300,000 at July 31, 2019.
(19)	Current yield as of period end.

Exchange-Traded Option Contracts Outstanding at July 31, 2019

Description	Exercise Price/FX Rate/ Rate		Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	2,675.00	USD	12/20/19	6	USD	600	$22,440	$21,230	$1,210
iShares MSCI Emerging Markets Option	38.00	USD	12/20/19	85	USD	8,500	5,610	5,468	142
iShares MSCI EAFE ETF Option	59.00	USD	12/20/19	140	USD	14,000	7,280	8,166	(886)
S&P 500 Index Option	2,675.00	USD	03/20/20	6	USD	600	36,330	33,800	2,530
iShares MSCI Emerging Markets Option	38.00	USD	03/20/20	85	USD	8,500	8,840	8,783	57
iShares MSCI EAFE ETF Option	59.00	USD	03/20/20	140	USD	14,000	16,520	14,466	2,054
S&P 500 Index Option	2,675.00	USD	06/19/20	6	USD	600	48,990	45,950	3,040
iShares MSCI Emerging Markets Option	38.00	USD	06/19/20	85	USD	8,500	13,642	12,692	950
iShares MSCI EAFE ETF Option	59.00	USD	06/19/20	140	USD	14,000	26,390	22,446	3,944

Total Puts						69,300	$186,042	$173,001	$13,041

Total purchased option contracts						69,300	$186,042	$173,001	$13,041

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	18	09/30/2019	$3,859,312	$(8,393)
U.S. Treasury Long Bond Future	3	09/19/2019	466,781	3,370
U.S. Treasury Ultra Bond Future	1	09/19/2019	177,563	1,873

Total				$(3,150)

Short position contracts:
Euro-Bund Future	5	09/06/2019	$969,013	$(14,794)
Long Gilt Future	1	09/26/2019	161,534	(828)
U.S. Treasury 5-Year Note Future	30	09/30/2019	3,526,641	179
U.S. Treasury 10-Year Note Future	1	09/19/2019	127,422	29
U.S. Treasury 10-Year Ultra Future	6	09/19/2019	827,062	(3,214)

Total				$(18,628)

Total futures contracts				$(21,778)

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Credit default swaps on indices:
Buy protection:
PrimeX.ARM.2*	MSC	USD	129,892	(4.58%)	12/25/37	Monthly	$—	$(261)	$(158)	$103

Sell protection:
PrimeX.ARM.2*	JPM	USD	126,588	4.58%	12/25/37	Monthly	$4,902	$—	$155	$(4,747)

Total traded indices							$4,902	$(261)	$(3)	$(4,644)

Credit default swaps on single-name issues:
Buy protection:
Republic of Malaysia	HSBC	USD	125,000	(1.00%)	06/20/24	Quarterly	$—	$(2,966)	$(3,196)	$(230)

Total single-name issues							$—	$(2,966)	$(3,196)	$(230)

Total OTC contracts							$4,902	$(3,227)	$(3,199)	$(4,874)

*	See Footnote 14 following the schedule of investments.

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ITRAXX.EUR.31.V2	EUR	1,665,000	(1.00%)	06/20/24	Quarterly	$(47,473)	$(46,938)	$535

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.32.V2	USD	3,989,700	5.00%	06/20/24	Quarterly	$302,255	$327,174	$24,919
CDX.NA.IG.32.V1	USD	126,000	1.00%	06/20/24	Quarterly	2,768	2,882	114

Total						$305,023	$330,056	$25,033

Credit default swaps on single-name issues:
Buy protection:
Republic of Colombia	USD	125,000	—	06/20/24	Quarterly	$(987)	$(893)	$94
Republic of Indonesia	USD	125,000	(1.00%)	06/20/24	Quarterly	(947)	(1,402)	(455)
Republic of South
Africa	USD	130,000	(1.00%)	06/20/24	Quarterly	3,458	4,174	716
Russian Federation	USD	130,000	(1.00%)	06/20/24	Quarterly	269	(220)	(489)

Total						$1,793	$1,659	$(134)

Total single-name issues						$1,793	$1,659	$(134)

Total						$259,343	$284,777	$25,434

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.36% Fixed	USD	390,000	04/09/24	Semi-Annual	$2,268	$—	$(9,121)	$(11,389)
3 Mo. USD LIBOR	2.36% Fixed	USD	405,000	04/09/24	Semi-Annual	2,359	—	(9,536)	(11,895)
6 Mo. NOK NIBOR	1.79% Fixed	NOK	1,265,000	07/26/29	Semi-Annual	—	—	80	80

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total	$4,627	$—	$(18,577)	$(23,204)

		Bond Forward Contracts Outstanding at July 31, 2019
Counterparty			Reference Obligation		Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA		U.S. Treasury Bonds, 0.38%, 07/15/2025			USD 4,768,642	08/15/2019	$(13,953)

		Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
327,000	AUD	227,523	USD	DEUT	08/30/19	$—	$(3,639)
210,000	AUD	145,796	USD	BMO	09/18/19	—	(1,943)
200,000	AUD	138,884	USD	BMO	09/26/19	—	(1,850)
850,000	BRL	225,160	USD	HSBC	08/02/19	—	(2,465)
850,000	BRL	225,770	USD	CBK	08/02/19	—	(3,075)
1,700,000	BRL	450,531	USD	MSC	08/02/19	—	(5,141)
30,000	BRL	7,897	USD	MSC	09/04/19	—	(56)
667,000	CAD	507,371	USD	DEUT	08/30/19	—	(1,666)
200,000	CAD	152,501	USD	BMO	09/09/19	—	(843)
195,000	CAD	148,708	USD	BMO	09/18/19	—	(819)
200,000	CAD	152,549	USD	BMO	10/01/19	—	(835)
200,000	CAD	152,652	USD	BMO	12/02/19	—	(805)
200,000	CAD	152,773	USD	BMO	02/19/20	—	(786)
75,000	CHF	75,942	USD	CBK	08/30/19	—	(317)
100,000	CHF	104,628	USD	BMO	10/13/20	—	(136)
6,800,000	CLP	9,791	USD	BNP	09/23/19	—	(129)
711,000	CNH	102,472	USD	BCLY	09/18/19	406	—
233,528,000	COP	72,457	USD	SCB	08/30/19	—	(1,415)
310,800,000	COP	96,336	USD	BNP	08/30/19	—	(1,787)
31,900,000	COP	9,748	USD	MSC	09/18/19	—	(55)
230,000	CZK	10,198	USD	BCLY	09/18/19	—	(285)
170,000	EGP	9,942	USD	CBK	09/18/19	202	—
223,000	EUR	250,454	USD	BMO	08/06/19	—	(3,475)
338,000	EUR	377,686	USD	CBK	08/30/19	—	(2,567)
1,306,000	EUR	1,471,680	USD	BMO	09/18/19	—	(20,165)
543,000	GBP	677,295	USD	BOA	08/30/19	—	(15,921)
194,000	GBP	242,622	USD	BMO	09/18/19	—	(6,124)
19,098,000	HUF	65,325	USD	CBK	08/30/19	—	(380)
2,800,000	HUF	9,948	USD	GSC	09/18/19	—	(415)
749,065,000	IDR	53,314	USD	BOA	08/30/19	—	(62)
43,000,000	IDR	3,012	USD	GSC	09/18/19	39	—
3,431,000	INR	49,459	USD	BOA	08/30/19	262	—
12,853,000	JPY	118,548	USD	CBK	08/30/19	—	(130)
74,819,000	JPY	690,152	USD	BOA	08/30/19	—	(821)
27,500,000	JPY	254,136	USD	BMO	09/18/19	—	(417)
2,325,000	MXN	121,467	USD	UBS	08/30/19	—	(788)
260,000	MXN	13,607	USD	GSC	09/18/19	—	(150)
259,000	NOK	29,893	USD	UBS	08/30/19	—	(623)
30,000	NZD	19,851	USD	BMO	09/18/19	—	(133)
40,000	PEN	11,952	USD	BNP	09/18/19	129	—
6,473,000	PHP	126,209	USD	GSC	08/30/19	858	—
220,000	PHP	4,217	USD	SCB	09/18/19	99	—
470,000	PLN	123,044	USD	SSG	08/30/19	—	(1,689)
40,000	PLN	10,666	USD	BCLY	09/18/19	—	(334)
1,188,000	SEK	126,088	USD	GSC	08/30/19	—	(2,827)
1,210,000	SEK	128,445	USD	JPM	08/30/19	—	(2,902)
676,000	TRY	116,802	USD	DEUT	08/29/19	2,791	—
121,766	USD	175,000	AUD	SSG	08/30/19	1,950	—
145,513	USD	210,000	AUD	BNP	09/18/19	1,660	—
143,873	USD	200,000	AUD	RBS	09/26/19	6,839	—
450,531	USD	1,700,000	BRL	MSC	08/02/19	5,142	—
225,770	USD	850,000	BRL	HSBC	08/02/19	3,075	—
220,011	USD	850,000	BRL	CBK	08/02/19	—	(2,684)

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

86,475	USD	328,000	BRL	SCB	09/03/19	732	—
3,690	USD	14,000	BRL	BNP	09/04/19	30	—
7,510	USD	30,000	BRL	MSC	09/04/19	$—	$(332)
910,298	USD	1,198,000	CAD	UBS	08/30/19	1,999	—
152,667	USD	200,000	CAD	CBK	09/09/19	1,009	—
146,596	USD	195,000	CAD	RBC	09/18/19	—	(1,293)
152,800	USD	200,000	CAD	UBS	10/01/19	1,086	—
152,657	USD	200,000	CAD	GSC	12/02/19	810	—
153,211	USD	200,000	CAD	MSC	02/19/20	1,224	—
19,236	USD	19,000	CHF	SGG	08/30/19	78	—
69,825	USD	65,000	CHF	BNP	10/13/20	1,905	—
37,515	USD	35,000	CHF	HSBC	10/13/20	943	—
63,317	USD	44,100,000	CLP	BNP	08/30/19	667	—
49,519	USD	34,428,000	CLP	SCB	08/30/19	610	—
9,857	USD	6,800,000	CLP	MSC	09/23/19	195	—
103,120	USD	711,000	CNH	WEST	09/18/19	242	—
9,835	USD	31,900,000	COP	MSC	09/18/19	142	—
117,240	USD	2,685,000	CZK	SSG	08/30/19	1,560	—
10,098	USD	230,000	CZK	WEST	09/18/19	185	—
10,035	USD	170,000	EGP	GSC	09/18/19	—	(108)
245,165	USD	215,000	EUR	BCLY	08/06/19	7,046	—
9,136	USD	8,000	EUR	GSC	08/06/19	276	—
4,769,257	USD	4,270,000	EUR	GSC	08/30/19	30,324	—
122,904	USD	110,000	EUR	BOA	08/30/19	823	—
1,470,428	USD	1,289,000	EUR	BNP	09/18/19	37,807	—
19,478	USD	17,000	EUR	GSC	09/18/19	584	—
2,056,648	USD	1,647,000	GBP	JPM	08/30/19	50,603	—
118,492	USD	95,000	GBP	SSG	08/30/19	2,782	—
247,504	USD	194,000	GBP	GSC	09/18/19	11,006	—
9,678	USD	2,800,000	HUF	WEST	09/18/19	145	—
2,962	USD	43,000,000	IDR	BNP	09/18/19	—	(89)
57,076	USD	201,000	ILS	UBS	08/30/19	—	(273)
434,298	USD	1,529,000	ILS	MSC	08/30/19	—	(1,955)
3,453,280	USD	374,473,000	JPY	BMO	08/30/19	3,143	—
129,989	USD	14,028,000	JPY	ANZ	08/30/19	745	—
255,277	USD	27,500,000	JPY	JPM	09/18/19	1,557	—
126,948	USD	150,053,000	KRW	BOA	08/30/19	—	—
281,506	USD	5,379,000	MXN	RBC	08/30/19	2,310	—
13,365	USD	260,000	MXN	CBK	09/18/19	—	(92)
343,089	USD	2,964,000	NOK	BNP	08/30/19	8,116	—
125,999	USD	190,000	NZD	UBS	08/30/19	1,160	—
41,339	USD	62,000	NZD	CBK	08/30/19	602	—
19,712	USD	30,000	NZD	GSC	09/18/19	—	(7)
12,129	USD	40,000	PEN	MSC	09/18/19	48	—
4,265	USD	220,000	PHP	BCLY	09/18/19	—	(50)
127,059	USD	485,000	PLN	CBK	08/30/19	1,830	—
10,524	USD	40,000	PLN	GSC	09/18/19	192	—
675,626	USD	42,851,000	RUB	GSC	08/30/19	5,362	—
128,269	USD	175,000	SGD	JPM	08/30/19	855	—
21,949	USD	30,000	SGD	UBS	08/30/19	107	—
609,009	USD	18,900,000	TWD	MSC	08/30/19	128	—
118,000	ZAR	8,266	USD	BOA	08/30/19	—	(71)
972,000	ZAR	68,860	USD	DEUT	08/30/19	—	(1,354)
Total						$204,420	$(96,278)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG
WEST	Westpac International

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
ITRAXX.EUR	Markit iTraxx - Europe
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poors
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TBA	To Be Announced

Municipal Abbreviations:
GO	General Obligation

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$3,300,337	$—	$3,300,337	$—
Corporate Bonds	6,070,658	—	6,070,658	—
Foreign Government Obligations	4,620,364	—	4,620,364	—
Municipal Bonds	45,633	—	45,633	—
Senior Floating Rate Interests	60,625	—	60,625	—
U.S. Government Agencies	6,396,923	—	6,396,923	—
U.S. Government Securities	8,771,025	—	8,771,025	—
Common Stocks
Banks	642,297	642,297	—	—
Capital Goods	1,390,707	713,097	677,610	—
Commercial & Professional Services	167,660	—	167,660	—
Consumer Durables & Apparel	318,741	318,741	—	—
Consumer Services	716,183	450,730	265,453	—
Diversified Financials	71,901	71,901	—	—
Energy	4,116,721	2,806,679	1,193,302	116,740
Food & Staples Retailing	144,981	144,981	—	—
Food, Beverage & Tobacco	1,667,184	717,925	949,259	—
Health Care Equipment & Services	1,597,979	1,055,789	542,190	—
Household & Personal Products	1,099,518	738,203	361,315	—
Insurance	678,732	337,165	341,567	—
Materials	2,390,543	880,674	1,509,869	—
Media & Entertainment	102,917	102,917	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,574,330	931,416	642,914	—
Real Estate Investment Trusts	767,532	767,532	—	—
Retailing	242,581	242,581	—	—
Semiconductors & Semiconductor Equipment	43,660	43,660	—	—
Software & Services	1,410,976	1,035,035	375,941	—
Telecommunication Services	508,231	—	508,231	—
Transportation	903,785	670,826	232,959	—
Utilities	2,059,774	529,297	1,530,477	—
Escrows	—	—	—	—
Convertible Bonds	50,050	—	50,050	—
Exchange-Traded Funds	3,704,106	3,704,106	—	—
Preferred Stocks	19,095	19,095	—	—
Warrants	116	—	—	116
Affiliated Investment Companies	14,793,371	14,793,371	—	—
Short-Term Investments	7,745,893	7,196,026	549,867	—
Purchased Options	186,042	186,042	—	—
Foreign Currency Contracts(2)	204,420	—	204,420	—
Futures Contracts(2)	5,451	5,451	—	—
Swaps - Credit Default(2)	26,481	—	26,378	103
Swaps - Interest Rate(2)	80	—	80	—

Total	$78,617,603	$39,105,537	$39,395,107	$116,959

Liabilities
Bond Forward Contracts(2)	$(13,953)	$—	$(13,953)	$—
Foreign Currency Contracts(2)	(96,278)	—	(96,278)	—
Futures Contracts(2)	(27,229)	(27,229)	—	—
Swaps - Credit Default(2)	(5,921)	—	(1,174)	(4,747)
Swaps - Interest Rate(2)	(23,284)	—	(23,284)	—

Total	$(166,665)	$(27,229)	$(134,689)	$(4,747)

Hartford AARP Balanced Retirement Fund (Formerly Hartford Multi-Asset Income Fund)
Schedule of Investments July 31, 2019 (Unaudited)

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 22.5%
	Automobiles & Components - 0.8%
169	Adient plc	$4,014
178,965	Ford Motor Co.	1,705,536
27,613	General Motors Co.	1,113,908
73,991	Nissan Motor Co., Ltd.	480,936
26,143	Volkswagen AG	4,368,251

		7,672,645

	Banks - 0.4%
41,122	ABN Amro Bank N.V.(1)	823,159
163,822	Bank of Communications Co., Ltd. Class H	119,188
9,448	BNP Paribas S.A.	442,167
215,739	China Minsheng Banking Corp. Ltd. Class H	148,603
3,605	Citigroup, Inc.	256,532
13,018	Hana Financial Group, Inc.	381,038
15,036	Industrial Bank of Korea	166,547
12,178	Sberbank of Russia PJSC ADR	180,771
52,788	Societe Generale S.A.	1,293,025
127,366	Tisco Financial Group PCL	418,272

		4,229,302

	Capital Goods - 1.4%
16,575	Alstom S.A.(2)	713,865
2,382	Cummins, Inc.	390,648
7,717	Eaton Corp. plc	634,260
33,930	Fortune Brands Home & Security, Inc.	1,864,114
60,842	ITOCHU Corp.	1,158,476
80,869	Marubeni Corp.	524,239
40,089	Mitsubishi Corp.	1,076,481
15,576	Mitsubishi Heavy Industries Ltd.	642,528
105,365	Mitsui & Co., Ltd.	1,712,904
36,975	PACCAR, Inc.	2,593,426
8,022	Signify N.V.(1)	218,013
57,476	Sinotruk Hong Kong Ltd.(2)	84,281
96,824	Sumitomo Corp.	1,436,739
309,871	Yangzijiang Shipbuilding Holdings Ltd.	319,527
407,353	Zoomlion Heavy Industry Science and Technology Co., Ltd.	284,393

		13,653,894

	Commercial & Professional Services - 0.0%
4,384	Adecco Group AG	239,187

	Consumer Durables & Apparel - 1.4%
149,633	Barratt Developments plc	1,168,218
38,474	D.R. Horton, Inc.	1,767,111
12,673	Haseko Corp.	137,283
69,961	KB Home	1,837,875
32,265	Lennar Corp. Class A	1,534,846
11,223	Mohawk Industries, Inc.*	1,399,396
43,554	Persimmon plc	1,062,656
54,088	PulteGroup, Inc.	1,704,313
103,753	Taylor Wimpey plc	203,287
40,821	Toll Brothers, Inc.	1,468,331
113,753	TRI Pointe Group, Inc.*	1,557,279

		13,840,595

	Consumer Services - 0.2%
186	Chipotle Mexican Grill, Inc.*	147,968
2,842	frontdoor, Inc.*	129,709
15,649	Starbucks Corp.	1,481,804

		1,759,481

	Diversified Financials - 1.1%
2,537	Ameriprise Financial, Inc.	369,159
126,447	Annaly Capital Management, Inc. REIT	1,207,569
80,071	Franklin Resources, Inc.	2,612,717

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

5,165	IGM Financial, Inc.	$142,685
50,663	Invesco Ltd.	972,223
13,002	Janus Henderson Group plc	260,950
14,772	Magellan Financial Group Ltd.	620,367
709	MarketAxess Holdings, Inc.	238,961
71,593	MFA Financial, Inc. REIT	514,038
40,646	Navient Corp.	575,141
114,549	New Residential Investment Corp. REIT	1,797,274
85,636	ORIX Corp.	1,222,191
207,040	REC Ltd.	420,419
5,245	Synchrony Financial	188,190

		11,141,884

	Energy - 4.5%
12,750	Apache Corp.	311,355
39,210	ARC Resources Ltd.	200,536
132,963	BP plc ADR	5,283,950
91,072	Chevron Corp.	11,211,874
2,670,507	China Petroleum & Chemical Corp. Class H	1,714,493
306,801	China Shenhua Energy Co., Ltd. Class H	606,102
336,558	CNOOC Ltd.	554,905
87,019	ConocoPhillips	5,141,083
10,929	Exxaro Resources Ltd.	126,731
43,597	Hindustan Petroleum Corp. Ltd.	167,714
284	Iberdrola S.A.	2,694
126,782	Oil & Natural Gas Corp. Ltd.	255,093
29,728	PTT Exploration & Production PCL	130,975
95,917	Repsol S.A.	1,521,321
87,566	Royal Dutch Shell plc Class A, ADR	5,507,026
147,275	Suncor Energy, Inc.	4,226,792
59,932	Total S.A.	3,106,286
66,507	Total S.A. ADR	3,441,072
225,167	Whitehaven Coal Ltd.	564,311
560,354	Yanzhou Coal Mining Co., Ltd. Class H	493,201

		44,567,514

	Food & Staples Retailing - 0.1%
16,624	Casino Guichard Perrachon S.A.(2)	614,652
2,892	ICA Gruppen AB	128,477
21,942	Metro AG	337,508

		1,080,637

	Food, Beverage & Tobacco - 0.4%
4,022	Carlsberg A/S Class B	549,364
19,098	Coca-Cola European Partners plc	1,055,737
79,693	Imperial Brands plc	2,022,612
7,214	JM Smucker Co.	802,125
12,285	Tate & Lyle plc	112,513

		4,542,351

	Health Care Equipment & Services - 0.2%
6,648	Alcon, Inc.*	384,983
54,137	Qualicorp Consultoria e Corretora de Seguros S.A.	315,203
20,231	Telefonica Celular del Paraguay S.A.	925,163
481	UnitedHealth Group, Inc.	119,774

		1,745,123

	Household & Personal Products - 0.1%
9,098	Fancl Corp.	228,644
4,070	Kimberly-Clark Corp.	552,095

		780,739

	Insurance - 1.7%
177,556	Aegon N.V.	874,983
28,786	Ageas	1,545,418
19,059	ASR Nederland N.V.	716,171
150,071	AXA S.A.	3,780,025
2,918	Cincinnati Financial Corp.	313,189

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

74,286	CNP Assurances	$1,535,356
21,367	Great-West Lifeco, Inc.	469,174
161,416	Japan Post Holdings Co., Ltd.	1,582,284
4,960	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,182,006
61,320	NN Group N.V.	2,303,857
36,647	Old Republic International Corp.	835,918
69,731	Poste Italiane S.p.A.(1)	744,185
8,445	Prudential Financial, Inc.	855,563
121,295	UnipolSai Assicurazioni S.p.A.	316,219

		17,054,348

	Materials - 0.8%
4,191	Akzo Nobel N.V.	395,439
281,409	Alumina Ltd.	446,136
5,705	BHP Group plc	136,027
121,718	Evraz plc	953,390
48,349	Fortescue Metals Group Ltd.	272,215
17,566	JFE Holdings, Inc.	232,240
4,038	Kirkland Lake Gold Ltd.	166,991
7,246	Kumba Iron Ore Ltd.	238,470
386,595	Maanshan Iron & Steel Co., Ltd. Class H	146,542
52,225	MMC Norilsk Nickel PJSC ADR	1,207,442
280,672	National Aluminium Co., Ltd.	185,401
15,392	Newmont Goldcorp Corp.	562,116
112,860	NMDC Ltd.	177,586
37,456	Severstal PJSC GDR	602,667
456,359	Sinopec Shanghai Petrochemical Co., Ltd. Class H	159,216
8,599	Ternium S.A. ADR	181,697
51,430	UPM-Kymmene Oyj	1,386,296
288,382	Vedanta Ltd.	641,282

		8,091,153

	Media & Entertainment - 0.3%
64,987	Altice USA, Inc. Class A*	1,677,314
6,449	GungHo Online Entertainment, Inc.	170,157
1,458	Nexstar Media Group, Inc.	148,381
5,712	Sinclair Broadcast Group, Inc. Class A	287,028
50,934	Zynga, Inc. Class A*	324,959

		2,607,839

	Pharmaceuticals, Biotechnology & Life Sciences - 1.6%
23,451	AbbVie, Inc.	1,562,306
4,591	Amgen, Inc.	856,589
2,823	Bristol-Myers Squibb Co.	125,369
233,104	China Medical System Holdings Ltd.	222,358
1,169	Eli Lilly & Co.	127,362
17,530	Gilead Sciences, Inc.	1,148,566
8,143	Johnson & Johnson	1,060,381
14,064	Merck & Co., Inc.	1,167,171
33,240	Novartis AG	3,048,069
8,599	Roche Holding AG	2,301,652
45,810	Sanofi	3,817,432

		15,437,255

	Real Estate Investment Trusts - 3.1%
312,234	Aldar Properties PJSC	195,669
12,143	American Tower Corp. REIT	2,569,702
44,500	Apple Hospitality, Inc. REIT	699,095
12,083	Brixmor Property Group, Inc. REIT	229,335
156,111	Castellum AB	3,169,147
63,163	Dexus REIT	564,927
59,072	Douglas Emmett, Inc. REIT	2,411,319
20,607	Equity LifeStyle Properties, Inc. REIT	2,560,420
152,404	Fibra Uno Administracion S.A. de C.V. REIT	196,194
8,719	Gecina S.A. REIT	1,337,758
213,606	Guangzhou R&F Properties Co., Ltd. Class H	386,475
47,270	Hang Lung Group Ltd.	121,418

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

191,148	Henderson Land Development Co., Ltd.	$988,646
55,672	Hongkong Land Holdings Ltd.	339,515
11,311	Hospitality Properties Trust REIT	279,495
113,644	Kimco Realty Corp. REIT	2,183,101
25,525	Klepierre S.A. REIT	787,363
274,828	Mapletree Commercial Trust REIT	412,879
152,596	Mapletree Logistics Trust REIT	170,632
126,196	New World Development Co., Ltd.	177,683
54,553	Park Hotels & Resorts, Inc. REIT	1,440,745
1,677	PSP Swiss Property AG	201,073
10,604	Public Storage REIT	2,574,227
27,264	SITE Centers Corp. REIT	388,512
21,846	Spirit Realty Capital, Inc. REIT	963,845
21,517	STORE Capital Corp. REIT	736,097
28,543	Sun Hung Kai Properties Ltd.	459,980
321,522	VEREIT, Inc. REIT	2,932,281
29,718	Weingarten Realty Investors REIT	829,429

		30,306,962

	Retailing - 0.2%
2,006,600	Allstar Co.(3)(4)(5)	—
103,554	Harvey Norman Holdings Ltd.	310,115
132,549	Petrobras Distribuidora S.A.	923,868
13,296	Tory Burch LLC*(3)(4)(5)	739,257

		1,973,240

	Semiconductors & Semiconductor Equipment - 0.4%
28,516	Intel Corp.	1,441,484
196,891	Nanya Technology Corp.	460,695
1,380	NXP Semiconductors N.V.	142,678
44,311	Phison Electronics Corp.	433,831
98,650	Radiant Opto-Electronics Corp.	387,673
1,208,468	United Microelectronics Corp.	536,556
5,786	Xilinx, Inc.	660,819

		4,063,736

	Software & Services - 1.2%
10,342	Amdocs Ltd.	661,785
8,647	Booz Allen Hamilton Holding Corp.	594,481
2,019	Check Point Software Technologies Ltd.*	226,027
2,112	CyberArk Software Ltd.*	293,315
21,952	International Business Machines Corp.	3,254,164
4,199	Leidos Holdings, Inc.	344,738
20,859	Micro Focus International plc	439,376
7,503	Nihon Unisys Ltd.	246,247
9,795	Open Text Corp.	417,761
16,354	Oracle Corp.	920,730
11,310	Symantec Corp.	243,844
18,564	VMware, Inc. Class A	3,239,232
39,746	Western Union Co.	834,666

		11,716,366

	Technology Hardware & Equipment - 0.2%
1,134,128	AU Optronics Corp.	299,431
118,274	Foxconn Technology Co., Ltd.	243,006
1,028,556	Innolux Corp.	237,808
49,275	Kingboard Holdings Ltd.	121,306
6,851	Seagate Technology plc	317,270
65,661	Tripod Technology Corp.	218,273
26,536	Xerox Corp.	851,806
34,774	Zhen Ding Technology Holding Ltd.	126,505

		2,415,405

	Telecommunication Services - 1.3%
61,932	AT&T, Inc.	2,108,785
169,141	Deutsche Telekom AG	2,770,711
220,329	Orange S.A.	3,265,823
4,121	Swisscom AG	1,997,209

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

181,578	Telefonica S.A.	$1,384,281
275,832	Telstra Corp. Ltd.	747,870
152,879	VEON Ltd. ADR	478,511

		12,753,190

	Transportation - 0.2%
698	Aena SME S.A.(1)	126,535
140,250	Qantas Airways Ltd.	545,991
354,868	Royal Mail plc	904,971
116,046	Zhejiang Expressway Co., Ltd. Class H	112,326

		1,689,823

	Utilities - 0.9%
52,356	AES Corp.	879,057
38,300	Cia de Transmissao de Energia Eletrica Paulista	242,866
65,738	Endesa S.A.	1,624,281
219,126	Enel S.p.A.	1,498,959
39,473	Exelon Corp.	1,778,653
8,742	Hydro One Ltd.(1)	154,399
12,212	Iberdrola S.A.	115,860
142,073	Italgas S.p.A.	897,726
8,516	National Fuel Gas Co.	406,554
7,060	OGE Energy Corp.	303,227
43,236	PPL Corp.	1,281,083

		9,182,665

	Total Common Stocks (cost $226,763,588)	$222,545,334

Asset & Commercial Mortgage Backed Securities - 12.3%
	Asset-Backed - Automobile - 0.6%
	ARI Fleet Lease Trust
$38,312	1.91%, 04/15/2026(1)	38,213
178,880	2.55%, 10/15/2026(1)	178,865
285,000	3.22%, 08/16/2027(1)	287,168
	Canadian Pacer Auto Receivables Trust
162,368	2.05%, 03/19/2021(1)	162,164
126,916	3.00%, 06/21/2021(1)	127,237
45,000	3.27%, 12/19/2022(1)	45,663
	Chesapeake Funding LLC
260,154	1.91%, 08/15/2029(1)	258,968
176,061	2.78%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(6)	176,012
430,414	3.23%, 08/15/2030	435,030
98,307	3.33%, 06/15/2028, 1 mo. USD LIBOR + 1.000%(1)(6)	98,435
	Enterprise Fleet Financing LLC
135,262	1.97%, 01/20/2023(1)	134,959
241,816	2.13%, 05/22/2023(1)	241,291
185,000	2.98%, 10/22/2024(1)	186,612
465,000	3.38%, 05/20/2024(1)	469,855
	First Investors Auto Owner Trust
5,052	1.86%, 10/15/2021(1)	5,050
53,914	2.00%, 03/15/2022(1)	53,872
275,000	3.41%, 04/18/2022(1)	275,760
	Hyundai Auto Lease Securitization Trust
296,441	2.55%, 08/17/2020(1)	296,441
	OneMain Direct Auto Receivables Trust
93,275	2.31%, 12/14/2021(1)	93,126
745,000	3.43%, 12/16/2024(1)	756,116
	Santander Retail Auto Lease Trust
180,000	2.72%, 01/20/2022(1)	180,843
	Securitized Term Auto Receivables Trust
58,978	1.89%, 08/25/2020(1)	58,919
155,031	2.04%, 04/26/2021(1)	154,673
389,184	3.06%, 02/25/2021(1)	390,199
	Westlake Automobile Receivables Trust
101,771	2.24%, 12/15/2020(1)	101,747
403,638	2.98%, 01/18/2022(1)	404,491

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Wheels SPV LLC
$90,437	1.88%, 04/20/2026(1)	$90,211

		5,701,920

	Asset-Backed - Finance & Insurance - 5.4%
	Aaset Trust
246,200	3.84%, 05/15/2039(1)	245,939
	Ajax Mortgage Loan Trust
887,647	3.16%, 09/25/2056(1)(7)	890,453
	Atlas Senior Loan Fund Ltd.
1,345,000	3.62%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(1)(6)	1,341,720
	Avery Point CLO Ltd.
350,000	4.07%, 08/05/2027, 3 mo. USD LIBOR + 1.500%(1)(6)	348,266
	Bayview Koitere Fund Trust
395,328	3.50%, 07/28/2057(1)(7)	401,234
	Bayview Opportunity Master Fund Trust
194,161	3.50%, 01/28/2055(1)(7)	196,461
261,519	3.50%, 06/28/2057	264,809
182,901	4.00%, 11/28/2053(1)(7)	187,370
228,918	4.00%, 10/28/2064(1)(7)	234,559
	BlueMountain CLO Ltd.
1,400,000	3.80%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	1,376,126
2,000,000	3.97%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(6)	1,977,768
490,000	4.13%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	480,712
1,200,000	4.22%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	1,192,502
	Carlyle Global Market Strategies CLO Ltd.
1,500,000	3.57%, 05/15/2031, 3 mo. USD LIBOR + 1.050%(1)(6)	1,490,354
323,000	3.60%, 01/20/2032, 3 mo. USD LIBOR + 1.320%(1)(6)	322,997
560,000	4.08%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	559,170
1,000,000	4.10%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	973,279
	Carlyle U.S. CLO Ltd.
1,500,000	3.58%, 04/20/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,500,361
	CIFC Funding Ltd.
487,491	3.08%, 04/15/2027, 3 mo. USD LIBOR + 0.780%(1)(6)	486,549
750,000	3.33%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(1)(6)	746,332
2,000,000	4.05%, 04/18/2031	1,910,922
540,000	4.08%, 07/20/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	536,224
1,200,000	4.08%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,192,877
1,200,000	4.10%, 07/15/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,198,412
1,200,000	4.43%, 04/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,195,589
	DB Master Finance LLC
140,000	3.79%, 05/20/2049(1)	143,262
125,000	4.02%, 05/20/2049(1)	128,083
	Dryden Senior Loan Fund
1,200,000	3.75%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(6)	1,186,544
1,500,000	4.45%, 10/19/2029, 3 mo. USD LIBOR + 2.150%(1)(6)	1,476,869
	Finance of America Structured Securities Trust
271,827	3.38%, 09/25/2028(1)(7)	272,499
	Ford Credit Floorplan Master Owner Trust
100,000	2.09%, 03/15/2022(1)	99,767
	GreatAmerica Leasing Receivables Funding LLC
330,000	2.36%, 01/20/2023(1)	329,548
190,000	2.60%, 06/15/2021	190,251
160,000	2.83%, 06/17/2024	161,178
	KKR CLO Ltd.
605,000	3.53%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	604,995
1,055,000	3.64%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(1)(6)	1,054,794
	LCM XIV L.P.
1,200,000	3.86%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(6)	1,182,127
	LCM XXV Ltd.
1,473,000	3.93%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(6)	1,463,651
931,334	4.58%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(6)	926,753
	Madison Park Funding Ltd.
855,000	3.05%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(6)	844,531
500,000	3.50%, 04/15/2029, 3 mo. USD LIBOR + 1.200%(1)(6)	489,071
1,200,000	3.80%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(6)	1,193,395

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,000,000	4.46%, 07/23/2029, 3 mo. USD LIBOR + 2.200%(1)(6)	$991,668
	Magnetite CLO Ltd.
618,000	3.50%, 01/18/2028, 3 mo. USD LIBOR + 1.200%(1)(6)	611,920
1,200,000	3.95%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(6)	1,173,828
	Magnetite VII Ltd.
1,090,000	3.10%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(6)	1,080,124
	Magnetite XVIII Ltd.
1,500,000	3.60%, 11/15/2028, 3 mo. USD LIBOR + 1.080%(1)(6)	1,498,191
715,000	4.02%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(6)	709,467
	MMAF Equipment Finance LLC
240,000	2.21%, 10/17/2022	239,475
295,000	2.21%, 12/15/2032(1)	294,492
	Nationstar HECM Loan Trust
64,169	2.76%, 02/25/2028(1)(3)(4)(7)	64,169
	Octagon Investment Partners Ltd.
625,000	4.00%, 07/15/2029, 3 mo. USD LIBOR + 1.700%(1)(6)	618,854
1,682,420	4.08%, 10/24/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	1,663,387
	OneMain Financial Issuance Trust
136,000	2.37%, 09/14/2032(1)	135,558
55,800	3.66%, 02/20/2029(1)	56,016
	Race Point CLO Ltd.
500,000	5.02%, 02/20/2030, 3 mo. USD LIBOR + 2.500%(1)(6)	497,050
	RR Ltd.
530,000	3.90%, 10/15/2029, 3 mo. USD LIBOR + 1.600%(1)(6)	525,398
	SBA Tower Trust
310,000	2.90%, 10/15/2044(1)	310,039
	SoFi Consumer Loan Program Trust
118,712	2.93%, 04/26/2027(1)	118,811
	Sound Point CLO Ltd.
1,200,000	4.08%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,191,175
	Springleaf Funding Trust
154,862	2.90%, 11/15/2029(1)	154,948
170,000	3.48%, 05/15/2028(1)	171,694
	SPS Servicer Advance Receivables Trust
275,000	3.62%, 10/17/2050(1)	278,054
	Towd Point Mortgage Trust
303,301	2.75%, 10/25/2056(1)(7)	304,417
105,893	2.75%, 04/25/2057(1)(7)	106,120
368,891	2.75%, 06/25/2057(1)(7)	368,820
136,915	3.00%, 01/25/2058(1)(7)	137,505
	Treman Park CLO Ltd.
1,195,000	3.35%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(6)	1,196,031
	Vantage Data Centers Issuer LLC
425,000	3.19%, 07/15/2044	425,000
325,325	4.07%, 02/16/2043(1)	332,466
	Volvo Financial Equipment LLC
104,457	1.92%, 03/15/2021(1)	104,212
	Voya CLO Ltd.
1,200,000	3.55%, 01/18/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	1,180,145
1,200,000	3.58%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,166,018
1,200,000	3.60%, 04/19/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,165,788
1,200,000	4.39%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(6)	1,184,225

		53,053,368

	Commercial Mortgage - Backed Securities - 2.4%
	1211 Avenue of the Americas Trust
1,125,000	4.14%, 08/10/2035(1)(7)	1,200,023
	BAMLL Commercial Mortgage Securities Trust
365,000	4.09%, 08/10/2038(1)(7)	404,154
	Banc of America Commercial Mortgage Trust
1,000,000	3.75%, 02/15/2050	1,046,230
	Bank
4,914,904	0.91%, 05/15/2062(7)(8)	358,881
	Benchmark Mortgage Trust
30,487,978	0.49%, 07/15/2051(7)(8)	1,084,921
23,010,756	0.67%, 01/15/2052(7)(8)	1,175,806

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	BF NYT Mortgage Trust
$1,210,000	4.03%, 11/15/2035, 3 mo. USD LIBOR + 1.700%(1)(6)	$1,217,564
	CD Commercial Mortgage Trust
365,000	3.51%, 05/10/2050(7)	386,772
1,000,000	3.83%, 02/10/2050	1,053,690
	Citigroup Commercial Mortgage Trust
95,000	3.82%, 11/10/2048	101,795
	Commercial Mortgage Trust
944,000	4.32%, 12/10/2045(1)(7)	966,296
	CSAIL Commercial Mortgage Trust
20,582,363	0.62%, 08/15/2051(7)(8)	917,733
	CSMC Trust
785,000	2.76%, 04/05/2033(1)	784,780
	ExteNet LLC
350,000	3.20%, 07/26/2049(1)	349,538
	FREMF Mortgage Trust
95,000	3.16%, 04/25/2046(1)(7)	95,179
150,000	3.31%, 05/25/2045(1)(7)	149,934
1,200,000	3.98%, 05/25/2050(1)(7)	1,205,529
1,160,000	4.04%, 07/25/2027(1)(7)	1,217,381
460,000	4.08%, 09/25/2025(1)(7)	484,140
215,000	5.50%, 04/25/2020(1)(7)	218,334
	GS Mortgage Securities Corp. Trust
1,190,000	3.93%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(1)(6)	1,190,733
	GS Mortgage Securities Trust
35,571,678	0.45%, 03/10/2051(7)(8)	1,166,929
5,851,432	1.15%, 05/10/2052(7)(8)	488,653
1,250,000	3.76%, 05/10/2049(7)	1,302,198
469,000	3.97%, 05/10/2052	500,441
	Hudson Yards Mortgage Trust
500,000	2.98%, 08/10/2038(1)(7)	487,963
	JP Morgan Chase Commercial Mortgage Securities Corp.
1,190,000	3.75%, 06/05/2039(1)(7)	1,252,606
	Morgan Stanley Bank of America Merrill Lynch Trust
1,314,000	4.11%, 11/15/2052(7)	1,407,535
	SFAVE Commercial Mortgage Securities Trust
400,000	4.14%, 01/05/2043(1)(7)	417,809
	Wells Fargo Commercial Mortgage Trust
1,000,000	4.14%, 10/15/2045	1,041,180

		23,674,727

	Diversified Financial Services - 0.1%
	Carlyle Global Market Strategies
1,500,000	3.31%, 07/27/2031	1,488,749

	Other ABS - 1.3%
	AASET U.S. Ltd.
516,055	4.45%, 11/18/2038(1)	528,229
	ALM VIII Ltd.
1,250,000	4.10%, 10/15/2028, 3 mo. USD LIBOR + 1.800%(1)(6)	1,250,006
	ALM XVII Ltd.
1,000,000	4.40%, 01/15/2028, 3 mo. USD LIBOR + 2.100%(1)(6)	997,043
	Atlas Senior Loan Fund Ltd.
650,000	3.80%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	637,540
	Barings CLO Ltd.
250,000	3.08%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(6)	248,972
250,000	3.23%, 07/20/2029, 1 mo. USD LIBOR + 0.950%(1)(6)	248,215
	BlueMountain CLO Ltd.
545,000	3.97%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(6)	541,876
	Carlyle U.S. CLO Ltd.
1,200,000	3.73%, 10/20/2027, 3 mo. USD LIBOR + 1.450%(1)(6)	1,185,000
1,105,000	4.03%, 07/15/2032, 3 mo. USD LIBOR + 1.750%(1)(6)	1,104,986
	Castlelake Aircraft Securitization Trust
268,843	3.97%, 04/15/2039	271,023
	Cloud Pass-Through Trust
366,802	3.55%, 12/05/2022(1)(7)	370,862

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Daimler Trucks Retail Trust
$265,000	2.77%, 04/15/2021(1)	$265,285
	Dewolf Park CLO Ltd.
400,000	4.45%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(6)	395,758
	Eaton Vance CLO Ltd.
1,000,000	4.07%, 01/15/2028, 3 mo. USD LIBOR + 1.850%(1)(6)(9)	1,000,000
	Harbor Park CLO Ltd.
750,000	3.98%, 01/20/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	745,375
	Hertz Fleet Lease Funding L.P.
740,000	2.70%, 01/10/2033(1)	740,026
	Neuberger Berman Loan Advisers CLO Ltd.
1,250,000	4.47%, 04/20/2031, 3 mo. USD LIBOR + 1.950%(1)(6)	1,249,995
	SoFi Consumer Loan Program Trust
543,310	3.54%, 11/26/2027(1)	547,356
	START Ireland
244,048	4.09%, 03/15/2044(1)	248,447

		12,575,994

	Whole Loan Collateral CMO - 2.5%
	Angel Oak Mortgage Trust LLC
93,611	2.71%, 11/25/2047(1)(7)	93,420
707,276	3.65%, 09/25/2048	714,396
	Benchmark Mortgage Trust
2,959,499	1.05%, 05/15/2052(7)(8)	239,293
12,832,975	1.23%, 03/15/2062(7)(8)	1,202,193
1,000,000	3.96%, 05/15/2052(7)	1,066,165
	Colombia Cent CLO Ltd.
285,000	3.43%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(6)	285,162
	COLT Mortgage Loan Trust
149,388	2.93%, 02/25/2048(1)(7)	149,301
171,784	3.69%, 10/26/2048(1)(7)	173,271
	Deephaven Residential Mortgage Trust
122,282	2.45%, 06/25/2047(1)(7)	121,978
107,437	2.58%, 10/25/2047(1)(7)	107,169
35,257	2.73%, 12/26/2046(1)(7)	35,193
177,893	2.98%, 12/25/2057(1)(7)	177,828
151,069	3.56%, 04/25/2059(1)(7)	152,242
	Fannie Mae Connecticut Avenue Securities
500,000	4.42%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(6)	503,742
500,000	4.47%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(6)	503,771
500,000	4.52%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(6)	505,235
500,000	4.82%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(6)	510,093
1,100,000	4.92%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(6)	1,131,732
851,382	5.17%, 07/25/2024, 1 mo. USD LIBOR + 2.900%(6)	892,934
1,100,000	5.82%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(6)	1,161,691
820,000	6.52%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	874,570
1,073,691	6.62%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(6)	1,147,120
1,312,290	6.72%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(6)	1,396,251
2,026,170	7.27%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(6)	2,185,034
1,200,000	7.57%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(6)	1,322,990
1,018,985	7.97%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(6)	1,127,284
1,055,802	8.17%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	1,158,155
1,115,664	8.27%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(6)	1,229,739
1,103,360	9.02%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(6)	1,237,485
	FREMF Mortgage Trust
945,000	4.19%, 05/25/2029(1)(7)	999,769
	MetLife Securitization Trust
270,489	3.00%, 04/25/2055(1)(7)	271,977
	Mill City Mortgage Loan Trust
80,783	2.50%, 04/25/2057(1)(7)	80,416
291,088	2.75%, 01/25/2061(1)(7)	291,719
	New Residential Mortgage Loan Trust
333,810	4.00%, 04/25/2057(1)(7)	344,875
	Sequoia Mortgage Trust
969,256	3.76%, 02/25/2048(1)(7)	950,524

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Towd Point Mortgage Trust
$193,816	2.25%, 04/25/2056(1)(7)	$192,845
	Verus Securitization Trust
363,298	3.21%, 04/25/2059(1)(7)	365,664

		24,903,226

	Total Asset & Commercial Mortgage Backed Securities (cost $121,507,319)	$121,397,984

Corporate Bonds - 24.4%
	Aerospace/Defense - 0.4%
	BAE Systems Holdings, Inc.
600,000	3.85%, 12/15/2025(1)	627,557
	Boeing Co.
245,000	2.70%, 02/01/2027	245,172
	Lockheed Martin Corp.
115,000	2.50%, 11/23/2020	115,262
400,000	4.07%, 12/15/2042	442,314
140,000	4.50%, 05/15/2036	162,128
135,000	4.85%, 09/15/2041	158,314
	United Technologies Corp.
1,425,000	3.95%, 08/16/2025	1,534,088
725,000	4.13%, 11/16/2028	801,189

		4,086,024

	Agriculture - 0.6%
	Altria Group, Inc.
1,150,000	4.40%, 02/14/2026	1,226,616
140,000	4.50%, 05/02/2043	138,609
420,000	4.75%, 05/05/2021	436,368
160,000	4.80%, 02/14/2029	172,651
	BAT Capital Corp.
1,755,000	3.56%, 08/15/2027	1,748,958
	BAT International Finance plc
160,000	2.75%, 06/15/2020(1)	160,102
565,000	3.25%, 06/07/2022(1)	574,266
65,000	3.50%, 06/15/2022(1)	66,401
	Imperial Brands Finance plc
1,250,000	3.75%, 07/21/2022(1)	1,284,165
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	301,609
80,000	4.88%, 11/15/2043	92,056

		6,201,801

	Airlines - 0.1%
	Continental Airlines, Inc.
503,205	5.98%, 10/19/2023	532,441
	Southwest Airlines Co.
320,558	6.15%, 02/01/2024	337,619
	United Airlines Class B Pass Through Trust
67,656	4.60%, 09/01/2027	69,899

		939,959

	Auto Manufacturers - 0.6%
	Daimler Finance North America LLC
600,000	2.20%, 05/05/2020(1)	598,169
580,000	2.30%, 02/12/2021(1)	577,410
	Fiat Chrysler Automobiles N.V.
1,055,000	4.50%, 04/15/2020	1,065,550
	Ford Motor Credit Co. LLC
1,675,000	3.10%, 05/04/2023	1,654,156
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,401,603
335,000	3.95%, 04/13/2024	343,428

		5,640,316

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Auto Parts & Equipment - 0.1%
	Panther BF Aggregator L.P. / Panther Finance Co., Inc.
$675,000	6.25%, 05/15/2026(1)	$698,422

	Beverages - 0.5%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
1,555,000	3.65%, 02/01/2026	1,640,043
105,000	4.70%, 02/01/2036	117,004
270,000	4.90%, 02/01/2046	306,607
	Anheuser-Busch InBev Worldwide, Inc.
540,000	3.50%, 01/12/2024	564,322
115,000	3.75%, 07/15/2042	112,202
105,000	4.38%, 04/15/2038	113,391
985,000	4.75%, 01/23/2029	1,122,056
	Coca-Cola Femsa S.A.B. de C.V.
250,000	3.88%, 11/26/2023	262,788
	Molson Coors Brewing Co.
775,000	3.00%, 07/15/2026	773,200
180,000	3.50%, 05/01/2022	184,343

		5,195,956

	Biotechnology - 0.2%
	Amgen, Inc.
1,425,000	2.65%, 05/11/2022	1,433,283
	Biogen, Inc.
320,000	2.90%, 09/15/2020	321,415
	Celgene Corp.
180,000	3.55%, 08/15/2022	185,859
	Gilead Sciences, Inc.
120,000	2.55%, 09/01/2020	120,267

		2,060,824

	Chemicals - 0.6%
	CF Industries, Inc.
1,090,000	3.45%, 06/01/2023	1,100,900
	Chemours Co.
700,000	5.38%, 05/15/2027	616,000
	CNAC HK Synbridge Co., Ltd.
1,120,000	5.00%, 05/05/2020	1,129,778
	NOVA Chemicals Corp.
725,000	4.88%, 06/01/2024(1)	746,895
	Nutrien Ltd.
1,150,000	4.20%, 04/01/2029	1,241,173
	Olin Corp.
725,000	5.13%, 09/15/2027	728,949

		5,563,695

	Commercial Banks - 5.4%
	Banco Santander S.A.
400,000	3.13%, 02/23/2023	404,571
200,000	3.85%, 04/12/2023	207,402
	Bank of America Corp.
740,000	2.63%, 10/19/2020	743,479
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(10)	1,422,880
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(10)	469,351
635,000	4.00%, 04/01/2024	675,475
750,000	4.20%, 08/26/2024	796,153
	Bank of New York Mellon Corp.
440,000	2.15%, 02/24/2020	439,486
200,000	3.00%, 02/24/2025	204,967
	Bank of Nova Scotia
1,080,000	2.70%, 08/03/2026	1,076,206
	Banque Federative du Credit Mutuel S.A.
700,000	2.75%, 10/15/2020(1)	703,338
	Barclays plc
815,000	3.20%, 08/10/2021	819,629

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(10)	$727,410
	BB&T Corp.
695,000	3.20%, 09/03/2021	706,160
	BBVA USA
675,000	2.75%, 09/29/2019	675,007
	BNP Paribas S.A.
405,000	3.38%, 01/09/2025(1)	411,779
	BPCE S.A.
800,000	3.50%, 10/23/2027(1)	815,519
725,000	5.15%, 07/21/2024(1)	784,272
1,200,000	5.70%, 10/22/2023(1)	1,312,868
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	646,960
165,000	4.20%, 10/29/2025	173,409
	Citigroup, Inc.
1,000,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(10)	1,008,228
925,000	4.45%, 09/29/2027	997,302
59,000	8.13%, 07/15/2039	95,074
	Citizens Bank NA
500,000	2.55%, 05/13/2021	500,604
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(1)	366,673
250,000	3.75%, 04/24/2023(1)	259,246
1,150,000	4.13%, 01/10/2027(1)	1,226,611
700,000	4.38%, 03/17/2025(1)	735,018
	Credit Suisse AG
335,000	3.63%, 09/09/2024	351,640
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(1)	864,465
250,000	3.87%, 01/12/2029, (3.87% fixed rate until 01/12/2028; 3 mo. USD LIBOR + 1.410% thereafter)(1)(10)	258,278
	Credit Suisse Group Funding Guernsey Ltd.
950,000	3.80%, 09/15/2022	981,425
1,125,000	4.55%, 04/17/2026	1,224,092
	Danske Bank A/S
485,000	3.88%, 09/12/2023(1)	498,885
200,000	5.00%, 01/12/2022(1)	209,479
250,000	5.38%, 01/12/2024(1)	272,135
	Deutsche Bank AG
670,000	4.25%, 10/14/2021	677,182
	Discover Bank
250,000	3.10%, 06/04/2020	250,977
1,200,000	3.45%, 07/27/2026	1,225,983
	Fifth Third Bank
450,000	2.88%, 10/01/2021	454,152
	Goldman Sachs Group, Inc.
2,330,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(10)	2,378,450
1,325,000	4.25%, 10/21/2025	1,409,601
415,000	6.25%, 02/01/2041	558,583
	HSBC Holdings plc
290,000	3.40%, 03/08/2021	293,981
1,755,000	3.60%, 05/25/2023	1,820,959
200,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(10)	208,990
225,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(10)	244,646
	ING Groep N.V.
720,000	3.95%, 03/29/2027	765,222
1,100,000	4.63%, 01/06/2026(1)	1,204,484
	JP Morgan Chase & Co.
650,000	3.25%, 09/23/2022	667,598
180,000	3.38%, 05/01/2023	184,577

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,105,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(10)	$1,170,226
550,000	4.45%, 12/05/2029, (4.45% fixed rate until 12/05/2028; 3 mo. USD LIBOR + 1.330% thereafter)(10)	614,548
230,000	5.40%, 01/06/2042	291,771
	Macquarie Bank Ltd.
100,000	2.40%, 01/21/2020(1)	99,983
	Macquarie Group Ltd.
920,000	4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(1)(10)	962,302
	Morgan Stanley
320,000	3.13%, 07/27/2026	324,469
750,000	3.63%, 01/20/2027	783,760
875,000	3.70%, 10/23/2024	917,532
575,000	4.10%, 05/22/2023	602,856
550,000	5.75%, 01/25/2021	576,210
	NBK SPC Ltd.
1,795,000	2.75%, 05/30/2022(1)	1,793,428
	PNC Bank NA
625,000	3.10%, 10/25/2027	643,639
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	207,999
1,095,000	3.70%, 03/28/2022	1,118,622
1,125,000	4.50%, 07/17/2025	1,193,281
	Skandinaviska Enskilda Banken AB
575,000	2.45%, 05/27/2020(1)	574,985
	Synchrony Bank
410,000	3.65%, 05/24/2021	416,249
	U.S. Bancorp
165,000	3.70%, 01/30/2024	174,730
	UBS AG
540,000	2.20%, 06/08/2020(1)	539,202
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(1)	790,354
550,000	3.00%, 04/15/2021(1)	554,468
1,150,000	4.13%, 09/24/2025(1)	1,225,976
	Wells Fargo & Co.
1,794,000	4.48%, 01/16/2024	1,917,974

		53,905,425

	Commercial Services - 0.4%
	CommonSpirit Health
597,000	2.95%, 11/01/2022	601,109
70,000	4.35%, 11/01/2042	70,950
	ERAC USA Finance LLC
140,000	2.35%, 10/15/2019(1)	139,955
510,000	4.50%, 08/16/2021(1)	530,023
550,000	5.63%, 03/15/2042(1)	662,722
	IHS Markit Ltd.
1,200,000	3.63%, 05/01/2024	1,230,840
	United Rentals North America, Inc.
675,000	5.50%, 07/15/2025	702,000

		3,937,599

	Construction Materials - 0.1%
	Norbord, Inc.
290,000	5.75%, 07/15/2027(1)	292,900
	Standard Industries, Inc.
675,000	6.00%, 10/15/2025(1)	709,594

		1,002,494

	Diversified Financial Services - 0.3%
	Capital One Bank USA NA
700,000	3.38%, 02/15/2023	714,916
	Navient Corp.
675,000	5.50%, 01/25/2023	698,423

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Societe Generale S.A.
$415,000	3.25%, 01/12/2022(1)	$419,743
	Synchrony Financial
1,150,000	4.50%, 07/23/2025	1,216,632

		3,049,714

	Electric - 1.9%
	American Electric Power Co., Inc.
910,000	3.20%, 11/13/2027	933,020
	Cleveland Electric Illuminating Co.
1,230,000	3.50%, 04/01/2028(1)	1,262,491
	CMS Energy Corp.
720,000	3.00%, 05/15/2026	726,260
	Dominion Energy South Carolina, Inc.
360,000	4.25%, 08/15/2028	402,485
25,000	4.35%, 02/01/2042	27,714
105,000	4.60%, 06/15/2043	121,652
370,000	6.05%, 01/15/2038	487,602
156,000	6.63%, 02/01/2032	207,228
	Dominion Energy, Inc.
135,000	2.72%, 08/15/2021(11)	135,213
675,000	3.90%, 10/01/2025	717,481
510,000	4.10%, 04/01/2021(11)	521,273
	Duke Energy Carolinas LLC
275,000	6.10%, 06/01/2037	367,150
	Duke Energy Corp.
835,000	2.65%, 09/01/2026	826,443
550,000	3.05%, 08/15/2022	558,082
120,000	3.40%, 06/15/2029	123,802
	Electricite de France S.A.
85,000	4.88%, 01/22/2044(1)	95,585
525,000	5.63%, 01/22/2024, (5.63% fixed rate until 01/22/2024; 10 year USD Swap + 3.041% thereafter)(1)(10)(12)	543,375
	Emera U.S. Finance L.P.
110,000	2.70%, 06/15/2021	110,123
	Eversource Energy
360,000	2.90%, 10/01/2024	365,914
	Exelon Corp.
700,000	3.40%, 04/15/2026	725,167
	Fortis, Inc.
1,205,000	3.06%, 10/04/2026	1,206,803
	Georgia Power Co.
399,000	4.30%, 03/15/2042	427,400
140,000	4.75%, 09/01/2040	158,100
	Indianapolis Power and Light Co.
425,000	6.60%, 06/01/2037(1)	551,851
	Infraestructura Energetica Nova S.A.B. de C.V.
205,000	4.88%, 01/14/2048(1)	176,300
	MidAmerican Energy Co.
680,000	3.50%, 10/15/2024	716,383
	NextEra Energy Capital Holdings, Inc.
800,000	3.25%, 04/01/2026	823,660
150,000	3.50%, 04/01/2029	156,969
	Niagara Mohawk Power Corp.
490,000	4.28%, 12/15/2028(1)	543,456
	Oglethorpe Power Corp.
550,000	5.25%, 09/01/2050	641,823
	Oncor Electric Delivery Co. LLC
115,000	2.95%, 04/01/2025	117,552
340,000	4.10%, 06/01/2022	355,609
	SCANA Corp.
278,000	4.13%, 02/01/2022	282,960
477,000	4.75%, 05/15/2021	489,056
488,000	6.25%, 04/01/2020(2)	496,716
	Southern California Edison Co.
750,000	5.55%, 01/15/2037	892,119

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Southern Co.
$575,000	2.75%, 06/15/2020	$576,157
605,000	2.95%, 07/01/2023	617,718
	Xcel Energy, Inc.
700,000	3.30%, 06/01/2025	723,773

		19,212,465

	Electrical Components & Equipment - 0.1%
	WESCO Distribution, Inc.
1,025,000	5.38%, 06/15/2024	1,058,312

	Engineering & Construction - 0.1%
	SBA Tower Trust
355,000	2.88%, 07/15/2046(1)	355,290
300,000	3.45%, 03/15/2048(1)	307,484

		662,774

	Environmental Control - 0.1%
	Clean Harbors, Inc.
396,000	4.88%, 07/15/2027(1)	407,385
184,000	5.13%, 07/15/2029(1)	193,945

		601,330

	Food - 0.5%
	Conagra Brands, Inc.
1,325,000	4.60%, 11/01/2025	1,440,412
145,000	5.30%, 11/01/2038	161,192
	Danone S.A.
325,000	2.95%, 11/02/2026(1)	327,494
	Kraft Heinz Foods Co.
840,000	3.00%, 06/01/2026	826,191
485,000	4.00%, 06/15/2023	507,240
520,000	4.38%, 06/01/2046	499,309
	Kroger Co.
125,000	3.30%, 01/15/2021	126,501
780,000	4.00%, 02/01/2024	823,370
	Sigma Alimentos S.A. de C.V.
510,000	4.13%, 05/02/2026(1)	515,743

		5,227,452

	Forest Products & Paper - 0.1%
	International Paper Co.
750,000	3.65%, 06/15/2024	784,449

	Gas - 0.1%
	Boston Gas Co.
165,000	3.00%, 08/01/2029(1)	166,507
125,000	3.15%, 08/01/2027(1)	127,916
	CenterPoint Energy Resources Corp.
359,000	4.50%, 01/15/2021	367,218
	KeySpan Gas East Corp.
560,000	2.74%, 08/15/2026(1)	558,958

		1,220,599

	Healthcare-Products - 0.0%
	Boston Scientific Corp.
60,000	4.00%, 03/01/2029	65,162
	Medtronic, Inc.
160,000	3.15%, 03/15/2022	164,000

		229,162

	Healthcare-Services - 0.7%
	Aetna, Inc.
495,000	2.80%, 06/15/2023	495,976
	Anthem, Inc.
631,000	3.30%, 01/15/2023	647,266
130,000	4.10%, 03/01/2028	138,268
125,000	4.38%, 12/01/2047	130,931
225,000	4.65%, 08/15/2044	245,527

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Cigna Corp.
$415,000	4.38%, 10/15/2028(1)	$450,094
	CommonSpirit Health
305,000	4.20%, 08/01/2023	319,620
	Dignity Health
35,000	2.64%, 11/01/2019	34,995
214,000	3.81%, 11/01/2024	224,399
552,000	4.50%, 11/01/2042	562,428
	HCA, Inc.
1,100,000	5.25%, 06/15/2026	1,220,605
200,000	5.25%, 06/15/2049	209,031
	Humana, Inc.
715,000	2.90%, 12/15/2022	722,202
	Mercy Health
565,000	3.56%, 08/01/2027	589,549
545,000	4.30%, 07/01/2028	600,675
	UnitedHealth Group, Inc.
220,000	3.35%, 07/15/2022	226,631
340,000	3.75%, 07/15/2025	362,805
5,000	3.85%, 06/15/2028	5,424

		7,186,426

	Home Builders - 0.1%
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc.
700,000	5.63%, 03/01/2024(1)	729,750

	Household Products - 0.0%
	Procter & Gamble - Esop
420,120	9.36%, 01/01/2021	444,002

	Insurance - 0.9%
	American International Group, Inc.
560,000	4.25%, 03/15/2029	603,935
	Aon plc
1,150,000	3.88%, 12/15/2025	1,225,570
	AXA Equitable Holdings, Inc.
1,175,000	4.35%, 04/20/2028	1,234,800
	Berkshire Hathaway, Inc.
415,000	2.75%, 03/15/2023	422,991
	Chubb INA Holdings, Inc.
120,000	2.30%, 11/03/2020	120,043
185,000	3.35%, 05/15/2024	193,776
	Five Corners Funding Trust
115,000	4.42%, 11/15/2023(1)	122,719
	Jackson National Life Global Funding
515,000	3.25%, 01/30/2024(1)	530,010
	Liberty Mutual Group, Inc.
23,000	4.25%, 06/15/2023(1)	24,256
77,000	4.57%, 02/01/2029(1)	84,937
	Marsh & McLennan Cos., Inc.
305,000	4.38%, 03/15/2029	339,390
	MetLife, Inc.
485,000	3.60%, 04/10/2024	511,306
160,000	4.88%, 11/13/2043	192,440
	Prudential Financial, Inc.
200,000	3.50%, 05/15/2024	211,137
300,000	4.50%, 11/15/2020	308,751
	Teachers Insurance & Annuity Association of America
100,000	4.90%, 09/15/2044(1)	118,195
	Trinity Acquisition plc
645,000	4.40%, 03/15/2026	692,948
	Willis North America, Inc.
1,175,000	3.60%, 05/15/2024	1,215,026
	XLIT Ltd.
1,150,000	4.45%, 03/31/2025	1,238,022

		9,390,252

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Internet - 0.3%
	Alibaba Group Holding Ltd.
$370,000	3.40%, 12/06/2027	$377,264
480,000	3.60%, 11/28/2024	499,222
	Amazon.com, Inc.
285,000	2.50%, 11/29/2022	287,554
530,000	4.80%, 12/05/2034	650,481
100,000	4.95%, 12/05/2044	127,417
	Tencent Holdings Ltd.
745,000	3.60%, 01/19/2028(1)	768,225

		2,710,163

	Iron/Steel - 0.1%
	Steel Dynamics, Inc.
700,000	5.50%, 10/01/2024	722,547

	IT Services - 0.3%
	Apple, Inc.
25,000	2.45%, 08/04/2026	24,990
225,000	3.00%, 02/09/2024	232,161
170,000	3.25%, 02/23/2026	177,769
270,000	3.45%, 05/06/2024	284,432
35,000	4.45%, 05/06/2044	40,486
	Hewlett Packard Enterprise Co.
1,125,000	4.90%, 10/15/2025	1,234,867
	International Business Machines Corp.
750,000	3.30%, 05/15/2026	778,807

		2,773,512

	Leisure Time - 0.1%
	VOC Escrow Ltd.
725,000	5.00%, 02/15/2028(1)	738,594

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
825,000	5.13%, 05/01/2026	857,059
	Wyndham Hotels & Resorts, Inc.
1,035,000	5.38%, 04/15/2026(1)	1,077,694

		1,934,753

	Machinery-Construction & Mining - 0.1%
	Caterpillar Financial Services Corp.
400,000	3.30%, 06/09/2024	416,780
	Caterpillar, Inc.
170,000	3.40%, 05/15/2024	178,143

		594,923

	Media - 1.3%
	CBS Corp.
1,150,000	4.00%, 01/15/2026	1,209,204
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,125,000	4.91%, 07/23/2025	1,212,965
310,000	5.38%, 05/01/2047	326,324
65,000	6.48%, 10/23/2045	76,736
	Comcast Corp.
450,000	3.13%, 07/15/2022	461,516
495,000	3.95%, 10/15/2025	532,762
158,000	4.05%, 11/01/2052	168,212
575,000	4.40%, 08/15/2035	650,857
255,000	4.60%, 10/15/2038	295,470
34,000	6.40%, 05/15/2038	46,494
	Cox Communications, Inc.
1,225,000	3.35%, 09/15/2026(1)	1,242,704
35,000	4.60%, 08/15/2047(1)	36,584
920,000	4.80%, 02/01/2035(1)	945,894
	Discovery Communications LLC
1,125,000	4.90%, 03/11/2026	1,233,707
	Fox Corp.
155,000	4.03%, 01/25/2024(1)	164,141

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Sirius XM Radio, Inc.
$205,000	4.63%, 07/15/2024(1)	$211,006
	Sky Ltd.
200,000	2.63%, 09/16/2019(1)	199,988
920,000	3.75%, 09/16/2024(1)	975,407
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	93,675
60,000	7.30%, 07/01/2038	74,375
	Time Warner Entertainment Co., L.P.
30,000	8.38%, 03/15/2023	35,365
	Univision Communications, Inc.
750,000	5.13%, 02/15/2025(1)	730,312
	Viacom, Inc.
145,000	3.88%, 12/15/2021	148,871
875,000	4.25%, 09/01/2023	921,593
	Walt Disney Co.
180,000	4.00%, 10/01/2023(1)	191,169
220,000	4.50%, 02/15/2021(1)	227,370
300,000	4.75%, 09/15/2044(1)	370,043

		12,782,744

	Mining - 0.1%
	Glencore Finance Canada Ltd.
725,000	4.25%, 10/25/2022(1)	754,232

	Miscellaneous Manufacturing - 0.1%
	Siemens Financieringsmaatschappij N.V.
850,000	3.13%, 03/16/2024(1)	874,401

	Oil & Gas - 1.7%
	Anadarko Finance Co.
148,000	7.50%, 05/01/2031	196,468
	Anadarko Petroleum Corp.
395,000	4.85%, 03/15/2021	407,352
	BG Energy Capital plc
450,000	4.00%, 10/15/2021(1)	465,284
	BP Capital Markets America, Inc.
130,000	3.25%, 05/06/2022	133,257
	BP Capital Markets plc
570,000	3.81%, 02/10/2024	602,210
	Cimarex Energy Co.
680,000	4.38%, 06/01/2024	716,637
	ConocoPhillips Co.
40,000	4.95%, 03/15/2026	45,568
	Continental Resources, Inc.
1,175,000	3.80%, 06/01/2024	1,202,506
	Ecopetrol S.A.
4,900,000	4.13%, 01/16/2025	5,077,674
	Equinor ASA
30,000	2.65%, 01/15/2024	30,527
	Equinor ASA
70,000	2.25%, 11/08/2019	69,924
30,000	2.45%, 01/17/2023	30,188
355,000	2.90%, 11/08/2020	358,218
35,000	3.25%, 11/10/2024	36,546
5,000	3.70%, 03/01/2024	5,298
	Hess Corp.
1,200,000	4.30%, 04/01/2027	1,233,162
575,000	7.30%, 08/15/2031	702,444
	Marathon Oil Corp.
265,000	2.70%, 06/01/2020	265,137
	Petroleos Mexicanos
3,000,000	5.50%, 06/27/2044	2,445,000
	Pioneer Natural Resources Co.
755,000	7.50%, 01/15/2020	771,614
	QEP Resources, Inc.
775,000	5.63%, 03/01/2026(2)	662,641

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Saudi Arabian Oil Co.
$630,000	3.50%, 04/16/2029(1)	$644,512
	Total Capital International S.A.
725,000	2.43%, 01/10/2025	726,942
325,000	2.70%, 01/25/2023	329,873

		17,158,982

	Oil & Gas Services - 0.0%
	Schlumberger Holdings Corp.
252,000	3.90%, 05/17/2028(1)	263,384

	Packaging & Containers - 0.2%
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
465,000	4.13%, 08/15/2026(1)(9)	465,581
	WRKCo, Inc.
1,125,000	4.65%, 03/15/2026	1,224,201

		1,689,782

	Pharmaceuticals - 0.9%
	Allergan Funding SCS
450,000	3.45%, 03/15/2022	458,412
525,000	3.80%, 03/15/2025	543,481
125,000	4.85%, 06/15/2044	129,573
	Allergan Sales LLC
121,000	4.88%, 02/15/2021(1)	124,348
225,000	5.00%, 12/15/2021(1)	235,989
	Bayer U.S. Finance LLC
805,000	3.38%, 10/08/2024(1)	812,823
715,000	4.25%, 12/15/2025(1)	750,602
	Cardinal Health, Inc.
195,000	2.40%, 11/15/2019	194,876
320,000	3.50%, 11/15/2024	325,092
200,000	4.50%, 11/15/2044	185,404
	CVS Health Corp.
450,000	3.88%, 07/20/2025	469,627
1,035,000	4.10%, 03/25/2025	1,089,148
165,000	5.13%, 07/20/2045	178,920
	EMD Finance LLC
705,000	2.95%, 03/19/2022(1)	710,044
	McKesson Corp.
52,000	3.80%, 03/15/2024	54,263
	Merck & Co., Inc.
430,000	2.75%, 02/10/2025	439,287
315,000	2.80%, 05/18/2023	322,581
125,000	4.15%, 05/18/2043	140,997
	Mylan N.V.
295,000	3.95%, 06/15/2026	301,011
	Teva Pharmaceutical Finance Co. B.V.
225,000	3.65%, 11/10/2021	213,750
	Teva Pharmaceutical Finance Netherlands B.V.
880,000	2.80%, 07/21/2023	766,700

		8,446,928

	Pipelines - 1.5%
	Columbia Pipeline Group, Inc.
400,000	4.50%, 06/01/2025	429,400
	Enable Midstream Partners L.P.
1,200,000	4.40%, 03/15/2027	1,202,446
	Energy Transfer Operating L.P.
1,125,000	4.75%, 01/15/2026	1,211,878
214,000	7.60%, 02/01/2024	247,771
	Energy Transfer Partners L.P.
340,000	4.50%, 11/01/2023	359,383
	EQM Midstream Partners L.P.
1,010,000	4.75%, 07/15/2023	1,033,586
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	444,895
275,000	4.30%, 05/01/2024	292,003

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	MPLX L.P.
$255,000	4.00%, 03/15/2028	$264,107
670,000	4.13%, 03/01/2027	697,929
1,100,000	4.88%, 06/01/2025	1,198,123
	ONEOK, Inc.
1,175,000	4.00%, 07/13/2027	1,226,500
	Phillips 66 Partners L.P.
977,000	3.61%, 02/15/2025	1,001,689
750,000	3.75%, 03/01/2028	769,786
	Sabine Pass Liquefaction LLC
1,075,000	5.63%, 03/01/2025	1,193,212
	Sunoco Logistics Partners Operations L.P.
300,000	3.90%, 07/15/2026	307,236
130,000	4.40%, 04/01/2021	133,454
400,000	5.35%, 05/15/2045	418,745
	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
675,000	5.88%, 04/15/2026	712,766
	TransCanada PipeLines Ltd.
1,100,000	4.88%, 01/15/2026	1,224,434
	Western Midstream Operating L.P.
780,000	4.00%, 07/01/2022	793,882

		15,163,225

	Real Estate Investment Trusts - 0.2%
	WEA Finance LLC
830,000	4.13%, 09/20/2028(1)	887,546
	WEA Finance LLC / Westfield UK & Europe Finance plc
650,000	2.70%, 09/17/2019(1)	649,890

		1,537,436

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
450,000	3.45%, 09/15/2021	458,196
350,000	3.80%, 08/15/2029	362,172
150,000	4.40%, 02/15/2026	161,974
85,000	5.00%, 02/15/2024	93,260
	AvalonBay Communities, Inc.
150,000	3.63%, 10/01/2020	151,795
	Brandywine Operating Partnership L.P.
785,000	3.95%, 11/15/2027	810,589
	Brixmor Operating Partnership L.P.
440,000	4.13%, 05/15/2029	463,331
	Crown Castle International Corp.
265,000	3.65%, 09/01/2027	274,295
215,000	3.80%, 02/15/2028	224,632
	Equinix, Inc.
1,025,000	5.38%, 01/01/2022	1,047,571
	HCP, Inc.
670,000	4.00%, 06/01/2025	706,346
	Scentre Group Trust
345,000	2.38%, 11/05/2019(1)	344,794
	SITE Centers Corp.
134,000	4.63%, 07/15/2022	139,128
	VEREIT Operating Partnership L.P.
1,150,000	4.63%, 11/01/2025	1,242,977

		6,481,060

	Retail - 0.3%
	CVS Health Corp.
695,000	4.00%, 12/05/2023	727,267
160,000	4.88%, 07/20/2035	174,238
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,050,000	5.00%, 06/01/2024(1)	1,084,125
	L Brands, Inc.
800,000	5.25%, 02/01/2028	741,000

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Lowe’s Cos., Inc.
$275,000	4.55%, 04/05/2049	$299,440

		3,026,070

	Savings & Loans - 0.0%
	Nationwide Building Society
245,000	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(10)	248,260

	Semiconductors - 0.2%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
870,000	3.63%, 01/15/2024	879,075
	Microchip Technology, Inc.
345,000	3.92%, 06/01/2021	350,946
	Micron Technology, Inc.
1,150,000	4.98%, 02/06/2026	1,218,501

		2,448,522

	Software - 0.4%
	Fiserv, Inc.
800,000	3.20%, 07/01/2026	816,315
	Microsoft Corp.
475,000	2.40%, 08/08/2026	476,526
610,000	2.88%, 02/06/2024	628,656
365,000	3.70%, 08/08/2046	395,638
	Oracle Corp.
915,000	3.25%, 11/15/2027	957,257
	Western Digital Corp.
825,000	4.75%, 02/15/2026	815,719

		4,090,111

	Telecommunications - 1.1%
	America Movil S.A.B. de C.V.
775,000	3.13%, 07/16/2022	787,579
	AT&T, Inc.
1,175,000	3.40%, 05/15/2025	1,208,644
950,000	3.60%, 07/15/2025	988,147
65,000	3.95%, 01/15/2025	68,635
500,000	4.13%, 02/17/2026	535,053
460,000	4.45%, 04/01/2024	494,144
215,000	4.75%, 05/15/2046	227,271
561,000	4.85%, 03/01/2039	612,586
85,000	4.90%, 08/15/2037	92,782
3,000	5.35%, 09/01/2040	3,386
	Frontier Communications Corp.
675,000	8.00%, 04/01/2027(1)	705,375
	GTP Acquisition Partners LLC
165,000	2.35%, 06/15/2045(1)	164,439
	Orange S.A.
650,000	4.13%, 09/14/2021	673,126
200,000	9.00%, 03/01/2031	307,777
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
835,000	4.74%, 09/20/2029(1)	877,794
	Verizon Communications, Inc.
1,225,000	2.63%, 08/15/2026	1,223,824
450,000	2.95%, 03/15/2022	457,957
1,266,000	4.52%, 09/15/2048	1,408,339
92,000	4.67%, 03/15/2055	104,190
130,000	4.75%, 11/01/2041	149,239
93,000	4.81%, 03/15/2039	106,906

		11,197,193

	Toys/Games/Hobbies - 0.1%
	Mattel, Inc.
581,000	6.75%, 12/31/2025(1)	610,788

	Transportation - 0.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$405,000	3.20%, 07/15/2020(1)	$406,777
400,000	3.38%, 02/01/2022(1)	407,412
1,330,000	3.95%, 03/10/2025(1)	1,397,034

		2,211,223

	Trucking & Leasing - 0.4%
	Aviation Capital Group LLC
1,250,000	3.50%, 11/01/2027(1)	1,260,747
	Avolon Holdings Funding Ltd.
1,200,000	4.38%, 05/01/2026(1)	1,241,064
	GATX Corp.
1,125,000	4.70%, 04/01/2029	1,248,687

		3,750,498

	Water - 0.0%
	American Water Capital Corp.
240,000	2.95%, 09/01/2027	242,203

	Total Corporate Bonds (cost $233,514,351)	$241,480,736

Equity Linked Securities - 12.6%
	Banks - 12.6%
16,175	Adobe Systems, Inc., (Societe Generale S.A.)(1)(3)(13)(14)	4,933,860
2,539	Amazon.com Inc. (BNP Paribas Issuance B.V.) MTN(1)(3)(13)(14)	4,812,116
25,044	Apple Inc., (Barclays Bank plc) Series EMTR, FRN(1)(3)(13)(14)	5,341,384
70,842	Ball Corp., (Canadian Imperial Bank of Commerce)(1)(3)(13)(14)	5,052,735
165,617	Bank of America Corp., (BNP Paribas Issuance B.V.)(1)(3)(13)(14)	5,043,038
19,763	Barclays Bank plc Series GMU3, FRN(1)(3)(13)(14)	4,987,984
135,388	Boston Scientific Corp. (HSBC Bank plc) Series DMV7(1)(3)(13)(14)	5,277,424
54,697	Capital One Financial Corp., (BNP Paribas Issuance B.V.) Series 0001, MTN (1)(3)(13)(14)	5,011,886
71,070	Citigroup, inc. (Merrill Lynch International & Co. C.V )(1)(3)(13)(14)	5,005,460
79,605	Conoco Phillips Co., (Merrill Lynch International & Co. C.V )(1)(3)(13)(14)	4,737,294
23,735	Constellation Brands Inc (Merrill Lynch International & Co. C.V)(1)(3)(13)(14)	4,724,926
30,222	Cummins Inc. (BNP Paribas Issuance B.V.) Series 0001(1)(3)(13)(14)	4,966,079
29,245	Estee Lauder Co. (Merrill Lynch International & Co. C.V )(1)(3)(13)(14)	5,070,791
74,396	ETSY INC, (Merrill Lynch International & Co. C.V )(1)(3)(13)(14)	4,999,411
36,958	Expedia Group Inc. (Societe Generale S.A.)(1)(3)(13)(14)	5,037,745
36,021	HCA Healthcare Inc. (Societe Generale S.A.)(1)(3)(13)(14)	4,961,172
38,480	Microsoft Corp (Canadian Imperial Bank of Commerce)(1)(3)(13)(14)	5,081,707
131,583	NRG Energy Inc. (Canadian Imperial Bank of Commerce)(1)(3)(13)(14)	4,534,350
90,809	Oracle Corp., (Merrill Lynch International & Co. C.V )(1)(3)(13)(14)	5,016,289
36,695	PNC Financial Services Group (BNP Paribas Issuance B.V.)(1)(3)(13)(14)	5,098,403
45,811	Post Holdings, Inc. (Merrill Lynch International & Co. C.V)(1)(3)(13)(14)	4,927,431
47,541	Prudential Financial Inc. (BNP Paribas Issuance B.V.)(1)(3)(13)(14)	4,824,461
64,913	Target Corp., (Barclays Bank plc) Series EMTQ, FRN(1)(3)(13)(14)	5,429,973
21,558	UnitedHealth Group Inc. (Merrill Lynch International & Co. C.V)(1)(3)(13)(14)	5,246,571
55,433	Valero Energy Corp., (Canadian Imperial Bank of Commerce)(1)(3)(13)(14)	4,706,095

		124,828,585

	Total Equity Linked Securities (cost $125,791,092)	$124,828,585

Foreign Government Obligations - 5.9%
	Dominican Republic - 0.5%
	Dominican Republic International Bond
4,700,000	5.95%, 01/25/2027(15)	5,117,172

	Hungary - 0.5%
	Hungary Government International Bond
4,600,000	5.38%, 02/21/2023	5,042,042

	Indonesia - 1.1%
	Indonesia Government International Bond
4,900,000	3.85%, 07/18/2027(15)	5,130,153

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Indonesia Treasury Bond
IDR	68,000,000,000	8.13%, 05/15/2024	$5,113,608

			10,243,761

		Japan - 0.1%
		Japan Bank for International Cooperation
	$510,000	2.13%, 06/01/2020	509,291
	776,000	2.13%, 07/21/2020	774,914

			1,284,205

		Mexico - 0.5%
		Mexico Government International Bond
	5,000,000	4.75%, 03/08/2044	5,165,000

		Qatar - 0.3%
		Qatar Government International Bond
	2,320,000	2.38%, 06/02/2021(1)	2,317,796
	565,000	3.88%, 04/23/2023(1)	595,369
	315,000	4.00%, 03/14/2029(1)	343,142

			3,256,307

		Romania - 0.3%
		Romania Government Bond
RON	9,500,000	5.80%, 07/26/2027	2,459,058

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	$265,000	2.38%, 10/26/2021(1)	264,984
	460,000	2.88%, 03/04/2023(1)	466,624

			731,608

		Senegal - 0.5%
		Senegal Government International Bond
	4,700,000	6.25%, 07/30/2024(15)	5,120,368

		South Africa - 0.5%
		Republic of South Africa Government International Bond
	4,900,000	4.67%, 01/17/2024	5,063,856

		Sri Lanka - 0.5%
		Sri Lanka Government International Bond
	5,000,000	6.25%, 10/04/2020(15)	5,070,000

		Tunisia - 0.5%
		Banque Centrale de Tunisie International Bond
EUR	4,450,000	5.63%, 02/17/2024(15)	4,877,679

		Turkey - 0.5%
		Turkey Government International Bond
	4,600,000	4.63%, 03/31/2025	5,273,637

		Total Foreign Government Obligations (cost $57,085,188)	$58,704,693

Municipal Bonds - 0.8%
		General - 0.3%
		Chicago, IL, Transit Auth
	$365,000	6.30%, 12/01/2021	382,056
	455,000	6.90%, 12/01/2040	619,005
		City of Sacramento, CA
	140,000	6.42%, 08/01/2023	160,089
		Kansas, Dev Finance Auth
	250,000	5.37%, 05/01/2026	274,840
		Metropolitan Transportation Auth, NY, Rev
	165,000	6.67%, 11/15/2039	234,095
		New York State Urban Dev Corp. Rev
	775,000	2.10%, 03/15/2022	773,791
		Sales Tax Securitization Corp., IL
	585,000	4.79%, 01/01/2048	682,519

			3,126,395

		General Obligation - 0.2%
		California State, GO Taxable

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$335,000	7.35%, 11/01/2039	$512,583
130,000	7.55%, 04/01/2039	208,485
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
130,000	5.72%, 12/01/2038	170,251
	State of Illinois, GO
935,000	5.10%, 06/01/2033(2)	965,537

		1,856,856

	Medical - 0.0%
	University of California, Regents MedCenter Pooled Rev
150,000	6.55%, 05/15/2048	217,767

	Power - 0.0%
	New York, Utility Debt Securitization Auth
100,000	3.44%, 12/15/2025	103,620

	Transportation - 0.1%
	Illinois State Toll Highway Auth
350,000	6.18%, 01/01/2034	468,909
	New York and New Jersey Port Auth, Taxable Rev
185,000	5.86%, 12/01/2024	218,526
115,000	6.04%, 12/01/2029	150,077

		837,512

	Utility - Electric - 0.2%
	Illinois Municipal Electric Agency
375,000	6.83%, 02/01/2035	483,079
	Municipal Electric Auth, GA
825,000	6.64%, 04/01/2057	1,059,448
114,000	6.66%, 04/01/2057	154,760

		1,697,287

	Total Municipal Bonds (cost $7,037,326)	$7,839,437

Senior Floating Rate Interests - 5.0%(13)
	Aerospace/Defense - 0.1%
	Circor International, Inc.
500,000	0.00%, 12/11/2024, 1 mo. USD LIBOR + 3.500%(14)	$499,585
	TransDigm, Inc.
897,727	4.80%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	892,538

		1,392,123

	Auto Parts & Equipment - 0.1%
	Altra Industrial Motion Corp.
485,549	4.20%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	483,729
	IAA, Inc.
175,000	0.00%, 06/28/2026, 1 mo. USD LIBOR + 2.250%(14)	175,656
	Panther BF Aggregator L.P.
500,000	5.70%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	499,690

		1,159,075

	Biotechnology - 0.0%
	Sotera Health Holdings LLC
498,724	5.20%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	493,114

	Chemicals - 0.1%
	Axalta Coating Systems U.S. Holdings, Inc.
498,737	0.00%, 06/01/2024, 3 mo. USD LIBOR + 1.750%(14)	495,700
	Hexion, Inc.
240,000	0.00%, 06/25/2026, 1 mo. USD LIBOR + 3.500%(14)	239,400
	Starfruit Finco B.V.
498,750	5.60%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	489,608

		1,224,708

	Commercial Services - 0.4%
	Allied Universal Holdco LLC
34,125	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(14)	34,179
344,663	6.50%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	345,218
	Blackhawk Network Holdings, Inc.
997,481	5.20%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	994,568

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Dun & Bradstreet Corp.
	$705,000	7.20%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	$709,188
		Quikrete Holdings, Inc.
	500,000	5.00%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	495,485
		Tempo Acquisition LLC
	748,092	5.20%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	749,027
		Trans Union LLC
	498,741	0.00%, 06/19/2025, 1 mo. USD LIBOR + 2.000%(14)	499,364

			3,827,029

		Construction Materials - 0.1%
		NCI Building Systems, Inc.
	498,741	6.10%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	486,686
		Tamko Building Products, Inc.
	285,000	5.60%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	285,712

			772,398

		Distribution/Wholesale - 0.1%
		Beacon Roofing Supply, Inc.
	797,980	4.60%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	793,766

		Diversified Financial Services - 0.4%
		AlixPartners LLP
	648,342	0.00%, 04/04/2024, 3 mo. USD LIBOR + 2.750%(14)	648,919
EUR	149,625	0.00%, 04/04/2024, 3 mo. USD LIBOR + 3.250%(14)	165,705
		Aretec Group, Inc.
	$683,283	6.50%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	667,055
		Crown Finance U.S., Inc.
	783,033	4.50%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	779,744
		Nets Holding A/S
EUR	500,000	0.00%, 02/06/2025, 3 mo. EURIBOR + 3.250%(14)	550,489
		NFP Corp.
	$498,721	5.20%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	491,241
		Victory Capital Holdings, Inc.
	535,091	5.60%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	537,932

			3,841,085

		Energy-Alternate Sources - 0.1%
		Medallion Midland Acquisition LLC
	598,481	5.50%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	589,504

		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	498,728	6.60%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	480,803

		Entertainment - 0.1%
		CityCenter Holdings LLC
	498,728	4.50%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	499,351
		SeaWorld Parks & Entertainment, Inc.
	498,724	5.20%, 03/31/2024, “1 mo. USD LIBOR + 3.000%1 mo. USD LIBOR + 3.000%	498,515

			997,866

		Food - 0.1%
		Hostess Brands LLC
	748,101	4.50%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	746,545

		Gas - 0.1%
		Messer Industries GmbH
	598,500	4.80%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	595,508

		Healthcare-Products - 0.0%
		Emerald TopCo, Inc.
	160,000	0.00%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(14)	159,560
		Parexel International Corp.
	307,344	5.00%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	296,396

			455,956

		Healthcare-Services - 0.1%
		Ensemble RCM LLC
	100,000	0.00%, 07/22/2026, 1 mo. USD LIBOR + 3.750%(14)	100,063

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Gentiva Health Services, Inc.
$170,000	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	$170,850
	Jaguar Holding Co.
498,701	0.00%, 08/18/2022, 3 mo. USD LIBOR + 2.500%(14)	497,634
	MPH Acquisition Holdings LLC
500,000	5.10%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	485,000

		1,253,547

	Insurance - 0.4%
	Acrisure LLC
698,223	6.80%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	693,427
	Asurion LLC
498,565	5.20%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	499,368
498,696	5.20%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	499,633
	Hub International Ltd.
897,733	5.30%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	887,813
	Sedgwick Claims Management Services, Inc.
897,744	5.50%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	882,994

		3,463,235

	Leisure Time - 0.4%
	Caesars Resort Collection LLC
748,101	5.00%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	741,675
	Delta (LUX) S.a.r.l.
900,000	4.70%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	887,949
	Eldorado Resorts LLC
500,000	4.60%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	499,065
	Golden Entertainment, Inc.
850,000	5.30%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	852,125
	SRAM LLC
636,125	0.00%, 03/15/2024, 2 mo. USD LIBOR + 2.750%(14)	637,321

		3,618,135

	Lodging - 0.1%
	Boyd Gaming Corp.
472,209	4.60%, 09/15/2023, 1 week USD LIBOR + 2.250%	471,855
	Caesars Entertainment Operating Co.
498,734	4.20%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	497,362

		969,217

	Machinery - Construction & Mining - 0.0%
	Brookfield WEC Holdings, Inc.
198,783	0.00%, 08/01/2025, 1 mo. USD LIBOR + 3.500%(14)	199,280

	Media - 0.5%
	CSC Holdings LLC
498,724	4.60%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	496,854
	Gray Television, Inc.
498,747	4.80%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	499,724
	Houghton Mifflin Harcourt Publishing Co.
249,351	5.20%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	238,337
	ION Media Networks, Inc.
611,751	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(14)	610,797
	MTN Infrastructure TopCo, Inc.
598,485	5.20%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	595,492
	NASCAR Holdings, Inc.
110,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(14)	110,482
	Nexstar Broadcasting, Inc.
690,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(14)	689,855
	PSAV Holdings LLC
498,737	5.60%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	484,713
	Sinclair Television Group, Inc.
285,714	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(14)	286,072
	UPC Financing Partnership
500,000	4.90%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	499,740

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Ziggo Secured Finance Partnership
	$500,000	0.00%, 04/15/2025, 1 mo. USD LIBOR + 2.500%(14)	$496,735

			5,008,801

		Miscellaneous Manufacturing - 0.1%
		Core & Main LP
	100,000	5.20%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	99,875
		USI, Inc.
	498,731	5.30%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	491,355
		Wilsonart LLC
	249,364	0.00%, 12/19/2023, 3 mo. USD LIBOR + 3.250%(14)	244,439

			835,669

		Oil & Gas - 0.1%
		NorthRiver Midstream Finance L.P.
	498,744	5.60%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	498,923
		Traverse Midstream Partners LLC
	498,744	6.30%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	487,273

			986,196

		Oil & Gas Services - 0.0%
		Lower Cadence Holdings LLC
	485,000	6.30%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	483,584

		Packaging & Containers - 0.3%
		Berlin Packaging LLC
	698,237	5.40%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	684,851
		Berry Global, Inc.
EUR	215,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	238,079
	$440,000	4.90%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	439,406
		Charter NEX US, Inc.
	200,000	5.70%, 05/16/2024, 1 mo. USD LIBOR + 3.500%	199,550
		Flex Acquisition Co., Inc.
	200,000	5.30%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	190,968
	497,278	5.60%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	475,676
		Pregis Corp.
	140,000	0.00%, 07/23/2026, 1 mo. USD LIBOR + 4.000%(14)	139,709
		Reynolds Group Holdings, Inc.
	698,210	5.00%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	697,735

			3,065,974

		Pharmaceuticals - 0.2%
		Catalent Pharma Solutions, Inc.
	319,200	4.50%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	320,598
		Endo Luxembourg Finance Co., S.a r.l.
	498,728	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	454,157
		NVA Holdings, Inc.
	498,744	5.00%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	498,225
		Valeant Pharmaceuticals International, Inc.
	480,759	0.00%, 06/02/2025, 1 mo. USD LIBOR + 3.000%(14)	482,321

			1,755,301

		Real Estate Investment Trusts - 0.1%
		VICI Properties LLC
	500,000	4.30%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	498,670

		Retail - 0.4%
		American Builders & Contractors Supply Co., Inc.
	748,087	4.20%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	743,411
		B.C. Unlimited Liability Co.
	498,724	4.50%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	498,600
		Bass Pro Group LLC
	498,731	7.20%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	471,121
		Belron Finance U.S. LLC
	249,373	5.00%, 11/13/2025, 1 mo. USD LIBOR + 2.500%	250,309
		Harbor Freight Tools USA, Inc.
	500,000	4.70%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	490,765
		Sage Borrow Co. LLC
	155,000	0.00%, 06/22/2026, 1 mo. USD LIBOR + 4.750%(14)	155,581

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Staples, Inc.
	$500,000	7.30%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	$487,190
		Sunshine Luxembourg S.a.r.l.
	660,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(14)	662,145
		U.S. Foods, Inc.
	648,329	4.20%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	647,169

			4,406,291

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	500,000	4.20%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	499,375

		Software - 0.3%
		Change Healthcare Holdings LLC
	416,488	4.70%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	415,380
		Cypress Intermediate Holdings, Inc.
	498,728	5.00%, 04/26/2024, 1 mo. USD LIBOR + 2.750%	493,222
		Infor U.S., Inc.
	499,563	5.10%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	499,473
		McAfee, LLC
	99,749	0.00%, 09/30/2024, 1 mo. USD LIBOR + 3.750%(14)	99,693
		SS&C Technologies Holdings Europe S.a.r.l.
	297,016	4.50%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	296,832
		SS&C Technologies, Inc.
	436,252	4.50%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	435,981
		WEX, Inc.
	648,375	4.50%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	648,725

			2,889,306

		Telecommunications - 0.2%
		Altice France S.A.
	498,731	6.00%, 01/31/2026, 3 mo. USD LIBOR +3.688%	493,120
		CenturyLink, Inc.
	498,734	5.00%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	495,338
		Masmovil Holdphone S.A.
EUR	518,617	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(14)	575,338
		Sprint Communications, Inc.
	$748,087	4.80%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	746,029

			2,309,825

		Textiles - 0.0%
		ASP Unifrax Holdings, Inc.
	249,373	6.10%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	240,334

		Total Senior Floating Rate Interests (cost $50,023,787)	$49,852,220

U.S. Government Agencies - 2.2%
		Mortgage-Backed Agencies - 2.2%
		FHLMC - 1.7%
	$285,665	3.02%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(6)	$286,097
	5,105,488	3.50%, 08/01/2048	5,232,003
	556,174	3.57%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(6)	558,693
	29,454	4.00%, 03/01/2041	31,241
	1,100,000	4.77%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,125,332
	350,000	4.92%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(6)	358,913
	1,100,000	5.72%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(6)	1,176,188
	500,000	5.82%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(6)	529,538
	1,088,252	6.27%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(6)	1,163,828
	670,067	6.82%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(6)	719,139
	1,100,000	6.97%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,186,846
	740,506	7.02%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(6)	791,170
	1,190,000	7.42%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(6)	1,316,266
	1,250,000	7.95%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(6)	1,405,901
	1,160,000	8.62%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(6)	1,324,930

			17,206,085

		FNMA - 0.4%
	$250,598	2.84%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	$249,667

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,560,000	3.00%, 03/25/2053	$1,574,630
1,582,719	3.50%, 06/25/2059	1,653,970
12,324	4.50%, 04/01/2041	13,298

		3,491,565

	GNMA - 0.1%
$477	6.00%, 11/20/2023	$517
706	6.00%, 12/20/2023	773
112	6.00%, 01/20/2024	121
553	6.00%, 02/20/2024	600
126	6.00%, 02/20/2026	137
624	6.00%, 02/20/2027	676
167	6.00%, 01/20/2028	181
5,144	6.00%, 02/20/2028	5,635
6,712	6.00%, 04/20/2028	7,510
2,569	6.00%, 06/15/2028	2,848
16,629	6.00%, 07/20/2028	18,630
16,743	6.00%, 08/20/2028	18,585
4,967	6.00%, 10/15/2028	5,448
23,469	6.00%, 11/15/2028	25,804
17,482	6.00%, 03/20/2029	19,581
20,937	6.00%, 09/20/2029	23,184
21,277	6.00%, 04/20/2030	23,084
3,066	6.00%, 06/20/2030	3,326
2,218	6.00%, 08/15/2034	2,479
25,941	6.50%, 03/15/2028	28,557
3,923	6.50%, 05/15/2028	4,319
11,523	6.50%, 07/15/2028	12,686
9,898	6.50%, 10/15/2028	10,908
838	6.50%, 12/15/2028	924
12,717	6.50%, 01/15/2029	13,999
10,362	6.50%, 02/15/2029	11,407
49,382	6.50%, 03/15/2029	54,362
11,844	6.50%, 04/15/2029	13,040
6,898	6.50%, 05/15/2029	7,622
8,591	6.50%, 06/15/2029	9,458
12,274	6.50%, 02/15/2035	13,911
25,798	7.00%, 11/15/2031	28,476
16,973	7.00%, 03/15/2032	18,805
150,622	7.00%, 11/15/2032	177,343
4,087	7.00%, 01/15/2033	4,712
13,979	7.00%, 05/15/2033	16,039
25,218	7.00%, 07/15/2033	28,615
39,101	7.00%, 11/15/2033	44,906
1,818	8.00%, 12/15/2029	1,838
1,534	8.00%, 04/15/2030	1,581
6,813	8.00%, 05/15/2030	6,888
203	8.00%, 07/15/2030	208
5,985	8.00%, 08/15/2030	6,230
12,670	8.00%, 11/15/2030	13,329
71,769	8.00%, 02/15/2031	76,753

		766,035

	Total U.S. Government Agencies (cost $21,382,971)	$21,463,685

U.S. Government Securities - 9.7%
	U.S. Treasury Bonds - 3.8%
$665,000	2.75%, 11/15/2042	$696,925
4,105,000	2.88%, 05/15/2043	4,389,143
26,860,000	3.00%, 08/15/2048(16)	29,441,078
575,000	3.00%, 02/15/2049	631,085
2,167,500	3.13%, 02/15/2043	2,416,847
200,000	3.13%, 08/15/2044(16)	222,985

		37,798,063

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	U.S. Treasury Notes - 5.9%
$4,968,131	0.75%, 07/15/2028(17)	$5,183,872
410,000	1.25%, 03/31/2021	405,275
1,325,000	2.13%, 12/31/2022	1,337,163
5,020,000	2.13%, 03/31/2024	5,079,809
1,600,000	2.25%, 04/30/2024	1,628,812
1,915,000	2.38%, 04/30/2026	1,969,084
5,135,000	2.38%, 05/15/2029	5,295,469
1,500,000	2.50%, 02/28/2021	1,511,777
300,000	2.50%, 01/31/2024	308,309
4,700,000	2.63%, 12/31/2023	4,852,566
3,090,000	2.63%, 02/15/2029	3,251,139
5,630,000	2.88%, 10/31/2020	5,688,939
2,720,000	2.88%, 11/15/2021	2,780,244
9,550,000	2.88%, 10/31/2023	9,945,803
8,225,000	2.88%, 08/15/2028	8,813,923
190,000	2.88%, 05/15/2049	203,812

		58,255,996

	Total U.S. Government Securities (cost $88,826,290)	$96,054,059

Convertible Bonds - 0.8%
	Internet - 0.3%
	Priceline Group, Inc.
2,164,000	0.90%, 09/15/2021(2)	2,491,496

	Media - 0.2%
	DISH Network Corp.
2,630,000	3.38%, 08/15/2026	2,409,969

	Semiconductors - 0.3%
	Microchip Technology, Inc.
1,436,000	1.63%, 02/15/2025	2,749,933

	Total Convertible Bonds (cost $7,255,702)	$7,651,398

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
100,000	Invesco Senior Loan ETF(2)	2,282,000
50,000	SPDR Blackstone	2,323,500

		4,605,500

	Total Exchange-Traded Funds (cost $4,633,000)	$4,605,500

Preferred Stocks - 0.1%
	Telecommunication Services - 0.1%
56,300	Telefonica Brasil S.A. *	771,546

	Total Preferred Stocks (cost $666,361)	$771,546

	Total Long-Term Investments (cost $944,486,975)	$957,195,177

Short-Term Investments - 6.6%
	Other Investment Pools & Funds - 5.9%
57,766,827	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(18)	57,766,827

	Securities Lending Collateral - 0.7%
359,850	Citibank NA DDCA, 2.37%, 8/1/2019(18)	359,850
4,081,911	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(18)	4,081,911
600,071	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(18)	600,071
571,453	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(18)	571,453
1,456,136	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(18)	1,456,136

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

127,572	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(18)		$127,572

			7,196,993

	Total Short-Term Investments (cost $64,963,820)		$64,963,820

	Total Investments (cost $1,009,450,795)	103.4%	$1,022,158,997
	Other Assets and Liabilities	(3.4)%	(33,711,708)

	Total Net Assets	100.0%	$988,447,289

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $271,763,890, representing 27.5% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $803,426, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $739,257 or 0.1% of net assets.

(6)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Securities disclosed are interest-only strips.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,465,000 at July 31, 2019.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $25,315,372, representing 2.6% of net assets.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(17)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	57	09/30/2019	$6,700,617	$(11,597)
U.S. Treasury 10-Year Note Future	19	09/19/2019	2,421,016	41,818

Total				$30,221

Total futures contracts				$30,221

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$7,672,645	$7,191,709	$480,936	$—
Banks	4,229,302	674,804	3,554,498	—
Capital Goods	13,653,894	5,700,461	7,953,433	—
Commercial & Professional Services	239,187	—	239,187	—
Consumer Durables & Apparel	13,840,595	11,269,151	2,571,444	—
Consumer Services	1,759,481	1,759,481	—	—
Diversified Financials	11,141,884	8,878,907	2,262,977	—
Energy	44,567,514	35,457,357	9,110,157	—
Food & Staples Retailing	1,080,637	743,129	337,508	—
Food, Beverage & Tobacco	4,542,351	1,857,862	2,684,489	—
Health Care Equipment & Services	1,745,123	1,360,140	384,983	—
Household & Personal Products	780,739	552,095	228,644	—
Insurance	17,054,348	2,473,844	14,580,504	—
Materials	8,091,153	2,720,913	5,370,240	—
Media & Entertainment	2,607,839	2,437,682	170,157	—
Pharmaceuticals, Biotechnology & Life Sciences	15,437,255	6,047,744	9,389,511	—
Real Estate Investment Trusts	30,306,962	22,331,555	7,975,407	—
Retailing	1,973,240	923,868	310,115	739,257
Semiconductors & Semiconductor Equipment	4,063,736	2,244,981	1,818,755	—
Software & Services	11,716,366	11,030,743	685,623	—
Technology Hardware & Equipment	2,415,405	1,169,076	1,246,329	—
Telecommunication Services	12,753,190	2,587,296	10,165,894	—
Transportation	1,689,823	904,971	784,852	—
Utilities	9,182,665	5,045,839	4,136,826	—
Asset & Commercial Mortgage Backed Securities	121,397,984	—	121,333,815	64,169
Corporate Bonds	241,480,736	—	241,480,736	—
Equity Linked Securities	124,828,585	—	—	124,828,585
Foreign Government Obligations	58,704,693	—	58,704,693	—
Municipal Bonds	7,839,437	—	7,839,437	—
Senior Floating Rate Interests	49,852,220	—	49,852,220	—
U.S. Government Agencies	21,463,685	—	21,463,685	—
U.S. Government Securities	96,054,059	—	96,054,059	—
Convertible Bonds	7,651,398	—	7,651,398	—
Exchange-Traded Funds	4,605,500	4,605,500	—	—
Preferred Stocks	771,546	771,546	—	—
Short-Term Investments	64,963,820	64,963,820	—	—
Foreign Currency Contracts(2)	690,588	—	690,588	—
Futures Contracts(2)	41,818	41,818	—	—
Swaps - Total Return(2)	41,647	—	41,647	—

Total	$1,022,933,050	$205,746,292	$691,554,747	$125,632,011

Liabilities
Futures Contracts(2)	$(11,597)	$(11,597)	$—	$—

Total	$(11,597)	$(11,597)	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Multi-Asset Income and Growth Fund (Formerly The Hartford Balanced Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2019:

	Common Stocks	Asset-Backed	Equity Linked Securities		Total
Beginning balance	$1,595,946	$163,649	$		$1,759,595
Purchases	-	-		$125,791,091	$125,791,091
Sales	-	$(99,480)		-	$(99,480)
Accrued discounts/(premiums)	-	-		-	-
Total realized gain/(loss)	-	-		-	-
Net change in unrealized appreciation/depreciation	$(856,689)	-		$(962,506)	$(1,819,195)
Transfers into Level 3	-	-		-	-
Transfers out of Level 3	-	-		-	-

Ending balance	$739,257	$64,169		$125,828,585	$125,632,011

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2019 was $(1,819,195).

Hartford Municipal Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 93.7%
	Alabama - 2.0%
	Jefferson County, AL, Board of Education
$150,000	5.00%, 02/01/2046	$175,669
	State of Alabama, Docks Department
300,000	5.00%, 10/01/2024	347,106
	Tuscaloosa County, AL, Industrial Dev Auth
100,000	5.25%, 05/01/2044(1)	110,939

		633,714

	Arizona - 2.2%
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2042	117,323
	Maricopa County, AZ, Pollution Control Corp.
200,000	5.00%, 06/01/2035	204,712
	Salt Verde Financial Corp., AZ, Rev
200,000	5.00%, 12/01/2037	264,176
	Tempe, AZ, Industrial Dev Auth
110,000	4.00%, 10/01/2023(1)	111,195

		697,406

	California - 3.1%
	City of Los Angeles, CA, Department of Airports
100,000	5.00%, 05/15/2026	119,411
	Elk Grove, CA, Finance Auth Special Tax
45,000	5.00%, 09/01/2032	53,136
	Los Angeles County, CA, Metropolitan Transportation Auth
90,000	4.00%, 06/01/2034	101,013
	Orange County, CA, Community Facs Dist, Special Tax
100,000	5.00%, 08/15/2023	111,783
150,000	5.00%, 08/15/2033	173,526
	Romoland, CA, School Dist
100,000	5.00%, 09/01/2043	114,160
	San Bernardino City, CA, Unified School Dist, GO
100,000	0.00%, 08/01/2027(2)	85,521
	San Joaquin Hills, CA, Transportation Corridor Agency
255,000	0.00%, 01/15/2025(2)	224,833

		983,383

	Colorado - 2.6%
	City & County of Denver, CO, Airport System Rev
175,000	5.00%, 12/01/2036	230,389
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2040	172,905
	Denver, CO, Urban Renewal Auth
100,000	5.25%, 12/01/2039(1)	105,978
	E-470 Public Highway, CO, Auth Rev
45,000	2.57%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	45,424
25,000	5.00%, 09/01/2019	25,072
	Park Creek, CO, Metropolitan Dist Rev
100,000	5.00%, 12/01/2023	114,079
120,000	5.00%, 12/01/2029	148,984

		842,831

	Connecticut - 3.1%
	City of Bridgeport, CT, GO
200,000	5.00%, 07/15/2048	231,768
	Connecticut State Health & Educational Facs Auth
60,000	5.00%, 07/01/2042	70,380
	Hamden, CT, GO
250,000	5.00%, 08/15/2025	296,908
	Hartford, CT, GO
50,000	5.00%, 07/01/2027	59,216
	State of Connecticut, GO
170,000	5.00%, 06/15/2026	202,327

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Waterbury, CT, GO
$100,000	5.00%, 11/15/2047	$116,500

		977,099

	District of Columbia - 1.7%
	Dist of Columbia, GO
150,000	5.00%, 06/01/2032	174,262
150,000	5.00%, 07/01/2042	159,875
	Metropolitan Washington, DC, Airports Auth System Rev
175,000	5.00%, 10/01/2026	214,648

		548,785

	Florida - 5.7%
	City of Atlantic Beach, FL, Health Care Facs Auth
70,000	5.00%, 11/15/2048	78,998
	Jacksonville, FL, Rev
200,000	5.00%, 10/01/2030	220,974
	JEA, FL, Electric System Rev
150,000	5.00%, 10/01/2028	186,140
	JEA, FL, Water & Sewer System Rev
150,000	5.00%, 10/01/2028	186,140
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	147,223
100,000	5.00%, 10/01/2033	117,554
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,648
15,000	5.00%, 10/01/2031	17,486
20,000	5.00%, 10/01/2032	23,253
20,000	5.00%, 10/01/2033	23,183
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2023	73,237
	Orange County, FL, Health Facs Auth
100,000	5.00%, 08/01/2031	112,134
	Polk County, FL, Industrial Dev Auth
275,000	5.00%, 01/01/2029	315,903
	Port St. Lucie, FL, Special Assessment
200,000	4.00%, 07/01/2027	228,210
	Putnam County, FL, Dev Auth
60,000	5.00%, 03/15/2042	70,669

		1,818,752

	Georgia - 2.3%
	Burke County, GA, Dev Auth Rev
165,000	2.25%, 10/01/2032(4)	167,986
70,000	2.35%, 10/01/2032(4)	70,825
125,000	3.00%, 11/01/2045(4)	128,171
	Georgia Housing & Finance Auth Rev
35,000	3.50%, 06/01/2039	36,570
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	207,033
	Municipal Electric Auth, GA
100,000	5.00%, 01/01/2028	119,585

		730,170

	Hawaii - 0.6%
	State of Hawaii Airports System Rev
150,000	5.00%, 07/01/2031	184,619

	Illinois - 16.2%
	Chicago, IL, Board of Education, GO
140,000	5.25%, 12/01/2039	150,473
100,000	5.75%, 04/01/2035	117,086
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
270,000	5.25%, 12/01/2032	353,225
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	111,533
250,000	5.00%, 01/01/2041	277,260
	Chicago, IL, Transit Auth

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$75,000	5.00%, 06/01/2020	$77,132
100,000	5.00%, 12/01/2044	111,971
160,000	5.25%, 12/01/2024	173,598
	City of Chicago, IL, GO
250,000	5.00%, 01/01/2026	278,275
	City of Decatur, IL, GO
110,000	5.00%, 03/01/2034	126,839
150,000	5.00%, 03/01/2035	172,447
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027	121,063
170,000	5.00%, 12/01/2030	194,441
	Cook County, IL, GO
105,000	5.00%, 11/15/2028	109,322
	Illinois State Finance Auth Rev
150,000	5.00%, 11/15/2030	173,506
150,000	5.00%, 02/15/2033	180,600
245,000	5.00%, 08/15/2035	277,061
150,000	5.00%, 10/01/2041	174,424
	Illinois State Toll Highway Auth, Taxable Rev
100,000	5.00%, 01/01/2031	124,856
	Kane Cook & DuPage Counties, IL, GO
150,000	5.00%, 01/01/2035	166,310
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO
100,000	5.00%, 01/01/2023	111,851
	Metropolitan Pier & Exposition Auth, IL
125,000	0.00%, 06/15/2020(2)	123,089
105,000	0.00%, 12/15/2042(5)	68,452
	Railsplitter, IL, Tobacco Settlement Auth
100,000	5.00%, 06/01/2023	112,831
70,000	5.00%, 06/01/2027	84,069
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	92,738
125,000	6.25%, 07/01/2022	142,395
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2029	178,381
	State of Illinois, GO
225,000	5.00%, 11/01/2021	238,315
50,000	5.00%, 02/01/2027	57,104
250,000	5.00%, 05/01/2029	272,192
105,000	5.00%, 11/01/2029	117,922
	University of Illinois, IL, Auxiliary Facs Rev
90,000	5.00%, 04/01/2024	101,378

		5,172,139

	Indiana - 1.0%
	City of Evansville, IN
85,000	3.00%, 06/01/2034	86,889
	Indiana Municipal Power Agency
115,000	5.00%, 01/01/2033	141,518
	Indianapolis, IN, Airport Auth Rev
85,000	4.75%, 01/01/2030	86,084

		314,491

	Kentucky - 1.2%
	Kentucky Bond Dev Corp.
225,000	5.00%, 09/01/2035	273,042
	Kentucky Economic Dev Finance Auth
90,000	5.00%, 12/01/2047	98,021

		371,063

	Louisiana - 2.3%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	110,219
100,000	6.00%, 11/15/2030	111,896
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	112,651
100,000	5.00%, 05/15/2047	113,034

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$40,000	6.38%, 05/15/2031	$43,668
	New Orleans, LA, Aviation Board
200,000	5.00%, 01/01/2038	231,136

		722,604

	Maryland - 0.2%
	Maryland Health & Higher Educational Facs Auth
50,000	2.88%, 07/01/2023	52,044

	Massachusetts - 3.0%
	Massachusetts Dev Finance Agency
100,000	5.00%, 07/01/2034	115,274
145,000	5.00%, 07/01/2037	174,384
150,000	5.00%, 07/01/2044	175,706
100,000	5.00%, 10/01/2047(1)	109,958
150,000	5.00%, 07/01/2048	176,542
	Massachusetts State, Port Auth
200,000	4.00%, 07/01/2046	213,580

		965,444

	Michigan - 6.4%
	City of Detroit, MI, GO
85,000	5.00%, 04/01/2022	90,354
	Ecorse, MI, Public School Dist
450,000	5.00%, 05/01/2027	558,558
	Great Lakes, MI, Water Auth Water Supply System Rev
150,000	5.00%, 07/01/2046	174,309
	Lansing School Dist
250,000	5.00%, 05/01/2037	308,087
	Michigan Finance Auth
165,000	5.00%, 11/01/2034	203,133
100,000	5.00%, 07/01/2035	115,300
100,000	5.00%, 05/15/2038	114,631
	New Haven, MI, Community Schools
300,000	5.00%, 05/01/2032	369,858
	State of Michigan Rev
50,000	5.00%, 03/15/2027	62,358
	Wayne County, MI, Airport Auth Rev
35,000	5.00%, 12/01/2030	41,622

		2,038,210

	Minnesota - 1.6%
	Duluth, MN, Independent School Dist No. 709
20,000	4.00%, 02/01/2027	22,375
	Minneapolis-St. Paul, MN, Metropolitan Airports Commission
100,000	5.00%, 01/01/2031	119,972
	Rochester, MN, Healthcare & Housing Rev Facs
100,000	4.00%, 12/01/2019	100,304
	St. Francis, MN, Independent School Dist No. 15
200,000	4.00%, 02/01/2029	215,702
	St. Paul, MN, Housing & Redevelopment Auth
50,000	5.25%, 11/15/2028	50,598

		508,951

	Missouri - 2.2%
	City of St Louis, MO, Airport Rev
150,000	5.00%, 07/01/2042	178,314
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	113,877
	St. Louis County, MO, Industrial Dev Auth
200,000	5.00%, 09/01/2023	219,196
	St. Louis, MO, Airport Rev
165,000	5.00%, 07/01/2031	204,920

		716,307

	Montana - 1.0%
	Montana Board of Housing
120,000	4.25%, 12/01/2045	132,454

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Montana Facs Finance Auth
$150,000	5.00%, 02/15/2033	$176,139

		308,593

	Nebraska - 1.1%
	Central Plains, NE, Energy Project
300,000	5.00%, 09/01/2025	349,824

	Nevada - 2.3%
	City of North Las Vegas, NV
100,000	3.50%, 06/01/2023	102,231
	City of Reno, NV
150,000	5.00%, 06/01/2033	182,907
	Clark County, NV, School Dist, GO
225,000	5.00%, 06/15/2028	274,118
100,000	5.00%, 06/15/2029	123,531
	Clark County, NV, Special Improvement Dist
70,000	2.25%, 12/01/2019	70,021

		752,808

	New Jersey - 1.2%
	City of Atlantic City, NJ, GO
50,000	5.00%, 03/01/2020	50,987
	New Jersey Economic Dev Auth
75,000	5.00%, 06/15/2023	84,355
	New Jersey Health Care Facs Financing Auth Rev
50,000	5.25%, 07/01/2026	53,849
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	74,080
	Tobacco Settlement Financing Corp., NJ
90,000	5.00%, 06/01/2029	109,196

		372,467

	New York - 3.2%
	Metropolitan Transportation Auth, NY, Rev
100,000	5.25%, 11/15/2036	122,931
70,000	5.25%, 11/15/2040	73,846
	New York State Dormitory Auth Rev
150,000	5.00%, 03/15/2031	179,356
155,000	5.00%, 03/15/2037	187,031
	New York State Liberty Dev Corp. Rev
100,000	5.25%, 10/01/2035	134,063
	New York Transportation Dev Corp. Rev
100,000	5.00%, 07/01/2046	110,233
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	121,151
	TSASC, Inc., NY
100,000	5.00%, 06/01/2023	111,509

		1,040,120

	Ohio - 3.8%
	American Municipal Power, Inc., OH
200,000	4.00%, 02/15/2036	216,692
	Buckeye, OH, Tobacco Settlement Finance Auth
250,000	5.88%, 06/01/2047	245,275
250,000	6.00%, 06/01/2042	248,435
150,000	6.50%, 06/01/2047	151,214
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,282
55,000	5.00%, 01/01/2023	61,714
	Cleveland, OH, Department of Public Utilities
150,000	5.00%, 11/15/2030	185,160
	Montgomery County, OH
45,000	5.00%, 05/01/2039	45,135

		1,218,907

	Oklahoma - 0.2%
	Oklahoma Dev Finance Auth

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$35,000	5.25%, 08/15/2048	$41,229
35,000	5.50%, 08/15/2057	41,487

		82,716

	Oregon - 0.9%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis
55,000	0.00%, 06/15/2038(5)	64,702
	Marion County, OR, School Dist No. 15 North Marion
40,000	0.00%, 06/15/2037(2)	21,388
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow
35,000	0.00%, 06/15/2038(2)	19,000
	Salem Hospital Facs Auth, OR
55,000	5.00%, 05/15/2025	64,542
	State of Oregon Housing & Community Services Department
115,000	4.50%, 01/01/2049	126,249

		295,881

	Pennsylvania - 6.0%
	City of Philadelphia, PA, GO
300,000	5.00%, 02/01/2039	366,423
	Commonwealth Finance Auth, PA
150,000	5.00%, 06/01/2027	183,883
	Delaware River, PA, Joint Toll Bridge Commission
100,000	5.00%, 07/01/2047	118,926
	Erie, PA, City School Dist, GO
195,000	5.00%, 04/01/2029	246,308
	Harrisburg, PA, School Dist, GO
90,000	5.00%, 11/15/2026	110,864
	Lancaster County, PA, Hospital Auth
100,000	5.13%, 07/01/2037	107,916
	Montgomery County, PA, Industrial Dev Auth Rev
100,000	5.00%, 12/01/2025	115,828
	Pennsylvania Housing Finance Agency
230,000	4.75%, 04/01/2033	251,029
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	107,437
145,000	5.00%, 12/01/2037	159,004
	Pittsburgh, PA, Water & Sewer Auth
50,000	5.00%, 09/01/2033	62,711
	Wilkes-Barre Area, PA, School Dist
75,000	5.00%, 04/15/2059	87,985

		1,918,314

	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
300,000	0.00%, 07/01/2051(2)	50,763
175,000	5.00%, 07/01/2058	174,991

		225,754

	Rhode Island - 0.6%
	Rhode Island Health & Educational Building Corp.
80,000	5.00%, 05/15/2028	97,630
	Rhode Island Housing & Mortgage Finance Corp.
80,000	4.00%, 10/01/2032	82,340

		179,970

	South Carolina - 1.3%
	South Carolina Jobs-Economic Dev Auth
150,000	5.00%, 05/01/2028	188,343
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	57,477
50,000	5.00%, 12/01/2034	57,071
100,000	5.00%, 12/01/2050	112,718

		415,609

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Tennessee - 1.1%
	Shelby County, TN, Health Educational & Housing Facs Board Rev
$150,000	5.00%, 09/01/2025(1)	$156,211
	Tennessee Housing Dev Agency
185,000	3.50%, 01/01/2047	195,216

		351,427

	Texas - 8.9%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030	168,794
250,000	5.00%, 02/15/2027	308,667
	Austin, TX, Airport System Rev
200,000	5.00%, 11/15/2031	231,468
	Austin, TX, Independent School Dist
100,000	4.00%, 08/01/2033	115,745
	Central Texas Turnpike System Rev
250,000	5.00%, 08/15/2042	278,240
	El Paso, TX, Independent School Dist, GO
150,000	5.00%, 08/15/2027	185,073
	Harris County, TX, Toll Road Auth
110,000	5.00%, 08/15/2031	136,940
	Kerrville, TX, Health Facs Dev Corp.
75,000	5.00%, 08/15/2023	84,924
	Lower Colorado River, TX, Auth Rev
150,000	5.00%, 05/15/2040	172,366
	New Hope, TX, Cultural Education Facs Finance Corp.
100,000	5.00%, 11/01/2031	108,414
	North Texas Tollway Auth Rev
130,000	5.00%, 01/01/2031	163,969
35,000	6.25%, 01/01/2039	35,070
	Northside, TX, Independent School Dist, GO
250,000	4.00%, 08/15/2034	284,965
	Texas Municipal Gas Acquisition & Supply Corp. Rev
250,000	5.25%, 12/15/2025	300,980
	Texas Transportation Commission
60,000	0.00%, 08/01/2038(2)	28,063
	Wylie, TX, Independent School Dist
200,000	4.00%, 08/15/2036	229,432

		2,833,110

	Utah - 0.6%
	Salt Lake County, UT
175,000	5.13%, 02/15/2033	208,569

	Virginia - 0.3%
	Wise County, VA, Industrial Dev Auth Rev
90,000	1.88%, 11/01/2040(4)	90,419

	Washington - 1.5%
	Port of Seattle, WA
140,000	5.00%, 05/01/2028	175,144
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026	136,368
145,000	5.38%, 01/01/2040	160,894

		472,406

	Wisconsin - 1.6%
	Public Finance Auth, WI
100,000	5.00%, 10/01/2043(1)	110,080
95,000	5.00%, 10/01/2044	112,681
150,000	5.00%, 07/01/2048	173,741
100,000	5.00%, 10/01/2048(1)	109,787

		506,289

	Total Municipal Bonds (cost $28,370,182)	$29,901,195

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Short-Term Investments - 8.7%
	Other Investment Pools & Funds - 8.7%
2,768,761	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)		$2,768,761

	Total Short-Term Investments (cost $2,768,761)		$2,768,761

	Total Investments (cost $31,138,943)	102.4%	$32,669,956
	Other Assets and Liabilities	(2.4)%	(760,833)

	Total Net Assets	100.0%	$31,909,123

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $814,148, representing 2.6% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$29,901,195	$—	$29,901,195	$—
Short-Term Investments	2,768,761	2,768,761	—	—

Total	$32,669,956	$2,768,761	$29,901,195	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 96.1%
	Alabama - 2.0%
	Alabama Federal Aid Highway Finance Auth
$1,615,000	5.00%, 09/01/2026	$1,805,764
1,250,000	5.00%, 09/01/2034	1,530,300
	Birmingham, AL, Water Works Board Water Rev
1,415,000	5.00%, 01/01/2029	1,739,813
	Jefferson County, AL, Board of Education
3,000,000	5.00%, 02/01/2042	3,530,700
	Jefferson County, AL, GO
2,660,000	5.00%, 04/01/2024	3,077,859
	Lower Alabama Gas Dist
4,000,000	5.00%, 09/01/2031	4,997,680
	State of Alabama, Docks Department
230,000	5.00%, 10/01/2024	266,115
1,000,000	5.00%, 10/01/2032	1,185,440
	Tuscaloosa County, AL, Industrial Dev Auth
1,845,000	5.25%, 05/01/2044(1)	2,046,825

		20,180,496

	Alaska - 0.3%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,371,060
1,000,000	5.00%, 09/01/2026	1,180,400

		3,551,460

	Arizona - 0.8%
	Maricopa County, AZ, Pollution Control Corp.
4,925,000	5.00%, 06/01/2035	5,041,033
	Salt Verde Financial Corp., AZ, Rev
855,000	5.25%, 12/01/2020	897,151
	Sundance, AZ, Community Facs Dist
100,000	7.13%, 07/01/2027(1)	100,073
	Tempe, AZ, Industrial Dev Auth
2,200,000	4.00%, 10/01/2023(1)	2,223,892

		8,262,149

	California - 6.8%
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,130,525
	California Health Facs Finance Auth Rev
1,000,000	5.00%, 02/01/2029	1,258,680
	California State Communities Dev Auth Rev
700,000	5.00%, 10/01/2022	756,224
1,000,000	5.63%, 10/01/2032	1,083,660
	California State Public Works Board, Correctional Facs Improvement
1,000,000	6.00%, 03/01/2035	1,029,690
	California State Public Works Board, Lease Rev
2,000,000	5.25%, 10/01/2023	2,178,300
	California State, GO
3,750,000	5.00%, 04/01/2035	4,778,700
3,750,000	5.00%, 04/01/2036	4,745,887
	California State, GO Taxable
3,000,000	5.00%, 08/01/2029	3,708,360
	El Dorado, CA, Irrigation Dist
300,000	5.38%, 08/01/2024	300,000
	Elk Grove, CA, Finance Auth Special Tax
315,000	5.00%, 09/01/2031	373,143
910,000	5.00%, 09/01/2032	1,074,519
	Fresno, CA, Unified School Dist
2,600,000	0.00%, 08/01/2031(2)	1,833,936
	Hemet, CA, Unified School Dist Financing Auth
1,440,000	5.00%, 09/01/2030	1,634,429
1,535,000	5.00%, 09/01/2031	1,735,425
	Huntington Park, CA, Public Finance Auth Rev
400,000	5.25%, 09/01/2019	401,280

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Inglewood, CA, Redevelopment Agency
$1,000,000	5.00%, 05/01/2028	$1,243,930
1,000,000	5.00%, 05/01/2029	1,239,400
	Long Beach, CA, Finance Auth Natural Gas
5,225,000	3.14%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(3)	5,401,709
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	549,195
2,000,000	5.00%, 05/01/2026	2,126,820
	Orange County, CA, Community Facs Dist, Special Tax
1,000,000	5.00%, 08/15/2034	1,133,580
1,000,000	5.00%, 08/15/2036	1,147,090
2,500,000	5.00%, 08/15/2041	2,839,850
	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation
1,000,000	5.00%, 09/01/2029	1,173,500
	Romoland, CA, School Dist
2,000,000	5.00%, 09/01/2048	2,273,400
	San Buenaventura, CA, Community Memorial Health System
1,000,000	7.50%, 12/01/2041	1,114,720
	San Diego, CA, Redevelopment Agency, Centre City Sub Package
60,000	5.25%, 09/01/2026	60,208
	San Diego, CA, Redevelopment Agency, Tax Allocation
3,000,000	7.00%, 11/01/2039	3,044,340
	San Diego, CA, United School Dist
805,000	4.00%, 07/01/2034	894,178
865,000	4.00%, 07/01/2035	957,244
	San Francisco City & County, CA, Redevelopment Agency
1,120,000	6.50%, 08/01/2032	1,120,000
	San Joaquin Hills, CA, Transportation Corridor Agency
1,165,000	5.00%, 01/15/2029	1,356,759
	San Mateo, CA, Joint Powers Finance Auth
1,250,000	5.00%, 06/15/2029	1,476,875
1,250,000	5.00%, 06/15/2030	1,472,337
	Santa Cruz County, CA, Redevelopment Agency
2,000,000	6.63%, 09/01/2029	2,009,020
	Santa Margarita, CA, Water Dist Special Tax
500,000	4.25%, 09/01/2021	520,205
500,000	5.00%, 09/01/2022	539,920
500,000	5.00%, 09/01/2023	551,260
500,000	5.00%, 09/01/2024	551,465
500,000	5.00%, 09/01/2025	549,215
2,065,000	5.00%, 09/01/2028	2,336,155
	Stockton, CA, Redevelopment Agency
1,500,000	5.00%, 09/01/2029	1,829,085
	Ventura County, CA, Certificates of Participation
1,250,000	5.63%, 08/15/2027	1,252,125

		68,786,343

	Colorado - 1.7%
	Arapahoe County, CO, School Dist No. 6 Littleton
1,230,000	5.50%, 12/01/2032	1,613,822
1,655,000	5.50%, 12/01/2034	2,154,727
	City & County of Denver, CO, Airport System Rev
1,000,000	5.00%, 12/01/2034	1,323,450
1,575,000	5.00%, 12/01/2036	2,073,503
	Colorado Health Facs Auth Rev
1,330,000	2.88%, 10/01/2039, 1 mo. USD LIBOR + 1.250%(3)	1,335,347
	Denver City & County School Dist No. 1, CO
1,000,000	5.50%, 12/01/2029	1,309,260
	Denver, CO, Urban Renewal Auth
1,440,000	5.25%, 12/01/2039(1)	1,526,083
	E-470 Public Highway, CO, Auth Rev
1,930,000	2.57%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	1,948,181
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,350,980
1,195,000	5.00%, 12/01/2033	1,454,279

		17,089,632

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Connecticut - 3.0%
	City of Bridgeport, CT, GO
$6,500,000	5.00%, 08/15/2025	$7,719,595
	Connecticut Housing Finance Auth
450,000	4.00%, 11/15/2044	467,721
1,270,000	4.00%, 11/15/2045	1,337,361
1,710,000	4.00%, 05/15/2047	1,845,517
	Hamden, CT, GO
2,065,000	5.00%, 08/15/2025	2,452,456
	Hartford, CT, GO
950,000	5.00%, 07/01/2027	1,125,104
	New Britain, CT, GO
1,500,000	5.00%, 03/01/2031	1,798,320
	New Haven, CT, GO
2,600,000	5.00%, 08/01/2024	3,004,066
	State of Connecticut, GO
470,000	5.00%, 04/15/2022	516,309
250,000	5.00%, 03/15/2024	290,260
1,450,000	5.00%, 03/15/2025	1,724,717
750,000	5.00%, 05/15/2025	895,583
2,425,000	5.00%, 06/15/2026	2,956,996
2,500,000	5.00%, 04/15/2029	3,055,575
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	490,674
1,000,000	5.00%, 11/15/2032	1,205,780

		30,886,034

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	799,445
270,000	5.00%, 07/01/2037	290,361

		1,089,806

	Florida - 4.3%
	Broward County, FL, Airport System Rev
145,000	5.00%, 10/01/2019	145,911
265,000	5.00%, 10/01/2020	276,284
285,000	5.00%, 10/01/2021	307,102
	Capital Trust Agency, FL, MF Revenu
2,000,000	2.77%, 09/01/2027	2,052,360
	City of Atlantic Beach, FL, Health Care Facs Auth
1,430,000	5.00%, 11/15/2048	1,613,812
	Gainesville, FL, Utilities System Rev
3,380,000	5.00%, 10/01/2047	4,135,261
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,200,018
	Magnolia Creek, FL, Community Dev Dist Capital Improvement
500,000	5.90%, 05/01/2039*	90,000
	Manatee County, FL, School Dist
1,000,000	5.00%, 10/01/2030	1,224,290
	Miami Beach, FL, Health Facs Auth
190,000	5.00%, 11/15/2020	198,677
	Miami Beach, FL, Redevelopment Agency
1,000,000	5.00%, 02/01/2026	1,155,680
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,112,790
2,500,000	5.00%, 10/01/2026	2,773,750
530,000	5.00%, 10/01/2027	618,060
200,000	5.00%, 10/01/2035	208,348
	Miami-Dade County, FL, GO
3,000,000	5.00%, 07/01/2032	3,546,330
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,362,978
1,280,000	5.00%, 08/01/2025	1,460,070
1,350,000	5.00%, 08/01/2026	1,534,167
	Palm Beach County, FL, Health Facs Auth
1,000,000	6.75%, 06/01/2024	1,119,660

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,000,000	6.80%, 06/01/2025	$1,117,800
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,960,822
2,340,000	5.00%, 01/01/2049	2,595,715
2,330,000	5.00%, 01/01/2055	2,577,236
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,411,870
3,000,000	4.00%, 07/01/2029	3,395,220
	Putnam County, FL, Dev Auth
1,150,000	5.00%, 03/15/2042	1,354,493

		43,548,704

	Georgia - 3.6%
	Burke County, GA, Dev Auth Rev
285,000	1.85%, 12/01/2049(4)	285,054
1,740,000	2.05%, 10/01/2032(4)	1,751,971
2,665,000	2.25%, 10/01/2032(4)	2,713,236
2,860,000	2.35%, 10/01/2032(4)	2,893,691
4,450,000	3.00%, 11/01/2045(4)	4,562,896
	City of Atlanta, GA, Airport Passenger Facs Charge Rev
2,000,000	5.00%, 01/01/2023	2,033,100
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(4)	2,402,732
4,165,000	5.00%, 05/15/2032	5,072,304
	Monroe County, GA, Dev Auth Rev
3,375,000	2.40%, 01/01/2039(4)	3,395,621
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,269,778
1,000,000	5.00%, 11/01/2022	1,113,620
1,075,000	5.00%, 01/01/2024	1,201,947
6,420,000	5.00%, 01/01/2028	7,690,443

		36,386,393

	Hawaii - 0.6%
	State of Hawaii Airports System Rev
2,000,000	5.00%, 08/01/2022	2,202,980
1,000,000	5.00%, 07/01/2032	1,225,920
1,000,000	5.00%, 07/01/2033	1,221,950
155,000	5.00%, 07/01/2034	188,637
1,000,000	5.00%, 07/01/2035	1,212,490

		6,051,977

	Illinois - 15.8%
	Chicago, IL, Board of Education Rev
1,000,000	5.00%, 04/01/2046	1,103,360
715,000	6.00%, 04/01/2046	839,460
	Chicago, IL, Board of Education, COP
665,000	6.00%, 01/01/2020	674,749
	Chicago, IL, Board of Education, GO
600,000	5.00%, 12/01/2023	656,268
1,000,000	5.00%, 12/01/2024	1,145,860
3,500,000	5.00%, 12/01/2034	3,915,310
1,510,000	5.00%, 12/01/2042	1,576,138
500,000	5.25%, 12/01/2020	522,565
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,273,150
2,530,000	5.00%, 12/01/2031	2,723,798
1,700,000	5.25%, 12/01/2032	2,224,008
	Chicago, IL, Midway International Airport Rev
500,000	5.00%, 01/01/2021	525,470
1,420,000	5.00%, 01/01/2031	1,660,406
1,000,000	5.00%, 01/01/2036	1,162,900
	Chicago, IL, Transit Auth
3,000,000	5.00%, 06/01/2020	3,085,260
415,000	5.00%, 06/01/2025	487,953
800,000	5.25%, 12/01/2027	861,120
5,000,000	5.25%, 12/01/2028	5,374,550

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	City of Chicago, IL, GO
$1,000,000	5.00%, 01/01/2020	$1,012,450
980,000	5.00%, 01/01/2021	1,031,764
1,000,000	5.00%, 12/01/2023	1,038,770
2,000,000	5.00%, 01/01/2024	2,181,360
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,143,410
2,500,000	5.00%, 01/01/2029	2,855,075
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	149,114
1,000,000	5.00%, 11/01/2027	1,191,130
1,020,000	5.00%, 11/01/2028	1,161,933
1,205,000	5.00%, 11/01/2029	1,314,354
	Cook County, IL, Community Consolidated School Dist No. 15, GO
3,465,000	5.00%, 12/01/2024	4,075,568
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026	2,055,840
310,000	5.00%, 12/01/2027	357,424
1,000,000	5.00%, 12/01/2034	1,133,880
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,186,530
4,300,000	5.00%, 11/15/2027	5,096,360
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,144,890
1,000,000	5.00%, 11/15/2023	1,151,550
5,000,000	5.00%, 02/15/2027	6,213,350
700,000	5.00%, 10/01/2028	848,778
1,000,000	5.00%, 11/15/2028	1,177,520
2,650,000	5.00%, 11/15/2031	3,050,415
2,500,000	5.00%, 11/15/2033	2,857,950
2,135,000	5.00%, 11/15/2034	2,444,532
1,240,000	7.75%, 08/15/2034	1,242,914
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,119,580
2,500,000	5.00%, 01/01/2031	3,063,580
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,720,464
1,700,000	5.00%, 01/01/2034	1,888,853
1,700,000	5.00%, 01/01/2035	1,884,841
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,181,750
2,000,000	5.00%, 01/01/2029	2,426,960
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
1,665,000	5.00%, 02/01/2034	1,918,513
	Metropolitan Pier & Exposition Auth, IL
1,120,000	0.00%, 06/15/2020(2)	1,102,875
4,000,000	0.00%, 12/15/2024(2)	3,536,600
2,000,000	0.00%, 06/15/2027(2)	1,651,680
3,895,000	4.85%, 12/15/2042(5)	2,539,228
1,650,000	5.00%, 12/15/2020	1,717,633
1,000,000	5.00%, 12/15/2035	1,100,930
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,207,670
1,940,000	5.00%, 06/01/2027	2,329,901
1,000,000	5.50%, 06/01/2023	1,078,180
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	694,032
8,775,000	6.00%, 07/01/2024	10,241,917
	Sales Tax Securitization Corp., IL
2,560,000	5.00%, 01/01/2029	3,087,340
1,000,000	5.00%, 01/01/2030	1,179,750
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,520,178
3,500,000	5.00%, 11/01/2024	3,862,845
1,500,000	5.00%, 08/01/2025	1,602,210
3,500,000	5.00%, 11/01/2025	3,908,205

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,985,000	5.00%, 02/01/2026	$2,170,756
2,000,000	5.00%, 10/01/2026	2,276,040
1,200,000	5.00%, 02/01/2027	1,370,496
3,120,000	5.00%, 11/01/2029	3,503,978
950,000	5.00%, 05/01/2033	1,022,029
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,294,850
795,000	6.50%, 06/15/2022	827,508

		159,960,558

	Indiana - 1.4%
	City of Evansville, IN
2,030,000	3.00%, 06/01/2034	2,075,107
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,297,390
870,000	5.00%, 01/01/2033	1,070,613
180,000	5.00%, 01/01/2034	220,592
	Indiana State Finance Auth Hospital Rev
1,000,000	5.00%, 12/01/2029	1,163,510
	Indiana State Finance Auth Rev
1,625,000	5.00%, 03/01/2023	1,774,760
	Indianapolis, IN, Local Public Improvement Bond Bank
1,000,000	5.00%, 01/01/2029	1,134,620
1,000,000	5.00%, 01/01/2031	1,185,070
	Richmond, IN, Hospital Auth Rev
775,000	5.00%, 01/01/2035	869,627
	University of Southern Indiana
250,000	5.00%, 10/01/2023	251,593
	Whiting, IN, Environmental Facs Rev
1,000,000	1.85%, 06/01/2044(4)	1,000,780
2,000,000	5.00%, 03/01/2046(4)	2,236,320

		14,279,982

	Iowa - 0.1%
	Iowa Student Loan Liquidity Corp.
650,000	5.00%, 12/01/2024	749,769

	Kansas - 0.3%
	Wyandotte County-Kansas City, KS
1,000,000	5.00%, 09/01/2025	1,164,300
1,390,000	5.00%, 09/01/2028	1,645,552

		2,809,852

	Kentucky - 1.6%
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,227,170
1,100,000	5.00%, 09/01/2033	1,345,410
1,200,000	5.00%, 09/01/2034	1,461,636
1,025,000	5.00%, 09/01/2035	1,243,858
	Kentucky Economic Dev Finance Auth
2,910,000	5.00%, 12/01/2047	3,169,339
	Kentucky Public Energy Auth
4,000,000	4.00%, 01/01/2049(4)	4,431,240
	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives
2,600,000	5.00%, 12/01/2023	2,845,908

		15,724,561

	Louisiana - 1.8%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,074,635
1,155,000	6.00%, 11/15/2030	1,292,399
1,750,000	6.00%, 11/15/2035	1,935,553
	Louisiana State, GO
4,000,000	5.00%, 12/01/2031	4,653,080
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	891,480
500,000	5.00%, 01/01/2027	604,275

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,250,000	5.00%, 01/01/2034	$1,414,325
710,000	5.00%, 01/01/2035	827,888
	Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027	2,382,200
1,000,000	5.00%, 12/01/2035	1,203,300
1,400,000	5.00%, 12/01/2036	1,681,428

		17,960,563

	Maine - 0.1%
	Finance Auth of Maine
225,000	5.00%, 12/01/2021	242,519
1,000,000	5.00%, 12/01/2023	1,135,850

		1,378,369

	Maryland - 0.7%
	Howard County, MD, Special Obligation
500,000	4.00%, 02/15/2028(1)	529,290
	Maryland Economic Dev Corp.
480,000	4.00%, 06/01/2020	490,867
	Maryland Health & Higher Educational Facs Auth
1,620,000	2.88%, 07/01/2023	1,686,226
	Rockville, MD, Mayor
2,000,000	3.00%, 11/01/2025	2,007,600
	State of Maryland, GO
1,840,000	5.00%, 03/15/2028	2,311,353

		7,025,336

	Massachusetts - 2.8%
	Commonwealth of Massachusetts, GO
5,000,000	5.00%, 01/01/2036	6,258,200
5,000,000	5.00%, 04/01/2047	5,924,200
	Massachusetts School Building Auth
200,000	5.00%, 11/15/2030	245,534
	Massachusetts State Dev Finance Agency
1,000,000	4.00%, 10/01/2024(1)	1,081,800
1,000,000	4.00%, 10/01/2025(1)	1,089,940
635,000	4.00%, 10/01/2026(1)	692,722
165,000	4.00%, 07/15/2036	187,103
1,720,000	5.00%, 07/01/2028	2,034,141
1,850,000	5.00%, 07/01/2029	2,232,982
3,350,000	5.00%, 07/01/2030	4,003,793
955,000	5.00%, 07/01/2031	1,168,337
2,180,000	5.00%, 07/01/2043	2,574,340
1,200,000	8.00%, 04/15/2031	1,216,644

		28,709,736

	Michigan - 3.5%
	City of Detroit, MI, GO
500,000	5.00%, 04/01/2021	520,855
	Great Lakes, MI, Water Auth Water Supply System Rev
5,000,000	5.00%, 07/01/2029	6,070,650
	Lincoln Park School Dist, GO
1,200,000	5.00%, 05/01/2030	1,519,764
	Michigan Finance Auth
2,165,000	5.00%, 04/01/2020	2,216,289
1,000,000	5.00%, 07/01/2027	1,184,320
1,000,000	5.00%, 07/01/2028	1,180,990
1,000,000	5.00%, 07/01/2029	1,152,700
2,700,000	5.00%, 10/01/2030	3,090,096
2,555,000	5.00%, 06/01/2033	2,892,899
1,000,000	5.00%, 06/01/2034	1,129,610
915,000	5.00%, 11/01/2034	1,126,466
1,000,000	5.00%, 11/01/2035	1,227,490
1,000,000	5.00%, 11/01/2036	1,222,190
1,000,000	5.00%, 11/01/2038	1,210,490
	Michigan State Building Auth
1,000,000	5.00%, 04/15/2027	1,238,520

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Michigan State Hospital Finance Auth
$1,505,000	4.00%, 11/15/2031	$1,708,265
345,000	4.00%, 11/15/2032	388,711
	Michigan State Housing Dev Auth
3,170,000	4.25%, 12/01/2049	3,489,124
	State of Michigan Rev
370,000	5.00%, 03/15/2027	461,449
	Wayne County, MI, Airport Auth Rev
2,465,000	5.00%, 12/01/2030	2,908,523

		35,939,401

	Minnesota - 0.6%
	Duluth, MN, Independent School Dist No. 709
2,935,000	3.00%, 02/01/2021	2,999,951
1,180,000	4.00%, 02/01/2027	1,320,113
	Rochester, MN, Healthcare & Housing Rev Facs
250,000	4.00%, 12/01/2019	250,760
	St. Francis, MN, Independent School Dist No. 15
315,000	4.00%, 02/01/2029	339,731
365,000	4.00%, 02/01/2030	391,627
750,000	4.00%, 02/01/2031	801,570

		6,103,752

	Mississippi - 0.6%
	Mississippi Dev Bank, Special Obligation
1,970,000	5.00%, 10/01/2033	2,421,406
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,204,690
1,850,000	5.00%, 10/15/2029	2,192,379

		5,818,475

	Missouri - 1.6%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	673,709
1,000,000	5.00%, 07/01/2032	1,223,030
1,000,000	5.00%, 07/01/2047	1,180,560
	Kansas City Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,334,413
1,000,000	5.00%, 03/01/2031	1,243,280
490,000	5.00%, 03/01/2032	605,616
	Kirkwood, MO, Industrial Dev Auth Retirement Community
2,500,000	5.25%, 05/15/2042	2,774,200
2,000,000	5.25%, 05/15/2050	2,206,520
3,500,000	8.25%, 05/15/2045	3,690,085
	St. Louis County, MO, Industrial Dev Auth
1,255,000	5.00%, 09/01/2026	1,444,241
	Stone Canyon, MO, Community Improvement Dist Rev
1,000,000	5.75%, 04/01/2027*	260,000

		16,635,654

	Montana - 0.6%
	Montana Board of Housing
2,780,000	4.00%, 12/01/2043	2,995,339
	Montana Facs Finance Auth
2,500,000	5.00%, 02/15/2028	3,025,375

		6,020,714

	Nebraska - 0.5%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,094,370
210,000	5.00%, 09/01/2025	244,877
3,325,000	5.00%, 09/01/2028	4,058,462

		5,397,709

	Nevada - 1.0%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	494,822
745,000	4.63%, 06/01/2043	776,797

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,000,000	4.63%, 06/01/2049	$1,037,950
	Clark County, NV, School Dist, GO
830,000	5.00%, 06/15/2026	1,002,291
1,000,000	5.00%, 06/15/2028	1,242,200
1,900,000	5.00%, 06/15/2029	2,347,089
	Clark County, NV, Special Improvement Dist
755,000	2.25%, 12/01/2019	755,226
	Las Vegas, NV, Special Improvement Dist
325,000	5.00%, 06/01/2027	349,742
360,000	5.00%, 06/01/2028	385,747
615,000	5.00%, 06/01/2029	655,885
	Nevada State Natural Resources, GO
10,000	5.00%, 03/01/2026	11,300
	Reno, NV
250,000	5.00%, 06/01/2024	289,173
250,000	5.00%, 06/01/2026	301,918

		9,650,140

	New Jersey - 1.7%
	City of Atlantic City, NJ, GO
250,000	5.00%, 03/01/2021	263,293
400,000	5.00%, 03/01/2022	434,592
	City of Bayonne, NJ, School Dist
705,000	0.00%, 07/01/2023(2)	661,635
	New Jersey Economic Dev Auth
510,000	4.88%, 09/15/2019	511,724
1,000,000	5.00%, 09/01/2021	1,054,470
1,200,000	5.00%, 06/15/2023	1,349,688
	New Jersey Economic Dev Auth Rev, School Facs Construction Bond
500,000	5.00%, 06/15/2020	515,095
	New Jersey Health Care Facs Financing Auth Rev
2,855,000	5.75%, 10/01/2031	2,876,184
	New Jersey Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(2)	3,399,950
1,500,000	5.00%, 06/15/2021	1,597,545
1,000,000	5.00%, 12/15/2023	1,139,690
	Tobacco Settlement Financing Corp., NJ
2,870,000	5.00%, 06/01/2029	3,482,142

		17,286,008

	New York - 6.2%
	City of New York, NY, GO
2,190,000	5.00%, 08/01/2032	2,784,037
1,250,000	5.00%, 08/01/2033	1,578,725
2,445,000	5.00%, 08/01/2034	3,069,722
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(2)	310,918
	New York and New Jersey Port Auth, Taxable Rev
2,750,000	5.00%, 10/15/2025	3,252,892
	New York City Transitional Finance Auth Building Aid Rev
1,000,000	5.00%, 07/15/2026	1,232,490
	New York City Transitional Finance Auth Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,288,460
1,525,000	4.00%, 11/01/2037	1,735,236
	New York City, NY, Housing Dev Corp.
1,335,000	4.50%, 02/15/2048	1,414,406
	New York Mortgage Agency Rev
650,000	3.50%, 10/01/2034	669,728
	New York State Dormitory Auth Rev
1,670,000	5.00%, 03/15/2022	1,776,045
2,000,000	5.00%, 12/15/2027	2,248,820
2,500,000	5.00%, 03/15/2030	2,961,225
2,500,000	5.00%, 03/15/2031	3,055,325
2,500,000	5.00%, 03/15/2033	3,031,075
3,800,000	5.00%, 03/15/2035	4,738,866
4,000,000	5.00%, 03/15/2043	4,758,200

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	New York State Energy Research & Dev Auth
$860,000	2.38%, 07/01/2026(4)	$864,180
	New York State Liberty Dev Corp. Rev
2,300,000	5.15%, 11/15/2034(1)	2,575,770
	New York State Thruway Auth Rev
1,000,000	4.00%, 01/01/2037	1,088,670
	New York State Urban Dev Corp. Rev
1,000,000	5.00%, 03/15/2026	1,136,710
	Sales Tax Asset Receivable Corp., NY
2,500,000	5.00%, 10/15/2029	2,961,850
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	354,870
2,635,000	5.00%, 01/01/2031	2,902,110
	Town of Oyster Bay, NY, GO
615,000	2.63%, 03/01/2020	615,308
265,000	3.00%, 03/01/2021	272,783
1,400,000	4.00%, 02/15/2020	1,417,864
155,000	4.00%, 11/01/2022	160,183
2,340,000	5.00%, 08/15/2024	2,739,251
	Triborough Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(2)	968,933
	TSASC, Inc., NY
2,000,000	5.00%, 06/01/2026	2,352,940
	Yonkers, NY, GO
885,000	3.00%, 08/15/2019	885,620
1,000,000	5.00%, 03/15/2021	1,062,420

		63,265,632

	North Carolina - 0.7%
	North Carolina Eastern Municipal Power Agency
1,325,000	4.00%, 01/01/2020	1,340,860
	North Carolina Housing Finance Agency
2,600,000	4.00%, 07/01/2047	2,787,642
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,555,000	5.88%, 01/01/2031	1,575,573
1,000,000	6.00%, 01/01/2039	1,012,990

		6,717,065

	North Dakota - 0.4%
	North Dakota Housing Finance Agency
4,000,000	4.25%, 07/01/2049	4,405,880

	Ohio - 3.5%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,196,780
	American Municipal Power, Inc., OH
5,000,000	2.30%, 02/15/2038(4)	5,092,400
	Buckeye, OH, Tobacco Settlement Finance Auth
11,000,000	5.88%, 06/01/2047	10,792,100
6,680,000	6.00%, 06/01/2042	6,638,183
	Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022	1,267,555
1,385,000	5.00%, 01/01/2023	1,554,067
	Cuyahoga, OH, Community College Dist
1,200,000	5.00%, 08/01/2027	1,223,508
	Dayton, OH, City School Dist, GO
4,000,000	5.00%, 11/01/2027	5,008,680
	Hamilton County, OH, Sales Tax Rev
430,000	5.00%, 12/01/2027	544,634
	Montgomery County, OH
1,140,000	5.00%, 05/01/2039	1,143,431

		35,461,338

	Oklahoma - 0.3%
	Oklahoma Dev Finance Auth
935,000	5.25%, 08/15/2048	1,101,402
935,000	5.50%, 08/15/2057	1,108,283

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Oklahoma Housing Finance Agency
$710,000	5.00%, 09/01/2043	$738,159

		2,947,844

	Oregon - 2.3%
	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis
1,665,000	5.00%, 06/15/2038(5)	1,958,706
	Clackamas County, OR, Hospital Facs Auth
1,150,000	2.80%, 05/15/2024	1,150,633
	Clackamas County, OR, School Dist No. 12, GO
8,200,000	0.00%, 06/15/2040(2)	3,668,106
	Jackson County, OR, School Dist No. 4, GO
625,000	0.00%, 06/15/2034(2)	386,731
	Marion County, OR, School Dist No. 15 North Marion
1,105,000	0.00%, 06/15/2037(2)	590,832
	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow
850,000	0.00%, 06/15/2038(2)	461,431
	Oregon Health & Science University
2,500,000	4.00%, 07/01/2046	2,741,650
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,149,990
750,000	5.00%, 07/01/2032	860,588
	Salem, OR, Hospital Facs Auth
910,000	5.00%, 05/15/2038	1,048,875
720,000	5.00%, 05/15/2048	820,778
	State of Oregon Housing & Community Services Department
3,390,000	4.50%, 01/01/2049	3,721,610
	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J
7,505,000	0.00%, 06/15/2034(2)	4,692,051

		23,251,981

	Pennsylvania - 6.7%
	Allegheny County, PA, Hospital Dev Auth
500,000	5.38%, 08/15/2029	500,770
	Allegheny County, PA, Industrial Dev Auth, Charter School
915,000	6.75%, 08/15/2035	942,999
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020	1,273,046
1,285,000	5.00%, 11/15/2021	1,389,830
1,345,000	5.00%, 11/15/2022	1,498,653
	City of Philadelphia, PA
965,000	5.00%, 08/01/2021	1,037,751
	City of Philadelphia, PA, Airport Rev
1,555,000	5.00%, 02/01/2035	1,922,260
	City of Philadelphia, PA, Water & Wastewater Rev
930,000	5.00%, 11/01/2029	1,157,627
	Commonwealth Finance Auth, PA
3,000,000	5.00%, 06/01/2026	3,550,980
125,000	5.00%, 06/01/2028	155,798
1,070,000	5.00%, 06/01/2029	1,326,019
145,000	5.00%, 06/01/2031	177,358
	Delaware River, PA, Joint Toll Bridge Commission
1,000,000	5.00%, 07/01/2031	1,233,230
	Erie, PA, City School Dist, GO
2,440,000	5.00%, 04/01/2028	3,037,067
1,105,000	5.00%, 04/01/2029	1,395,748
	Harrisburg, PA, School Dist, GO
2,410,000	5.00%, 11/15/2026	2,968,686
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	689,280
515,000	5.00%, 07/01/2025	565,156
	Montgomery County, PA, Industrial Dev Auth Rev
760,000	5.00%, 12/01/2044	868,703
2,455,000	5.00%, 12/01/2046	2,699,592
1,000,000	5.00%, 12/01/2049	1,139,200

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Pennsylvania Higher Educational Facs Auth Rev
$920,000	5.00%, 05/01/2032	$1,106,604
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,022,000
1,025,000	3.10%, 10/01/2023	1,047,324
	Pennsylvania State, Industrial Dev Auth
2,250,000	5.00%, 07/01/2021	2,412,607
	Pennsylvania Turnpike Commission Rev
575,000	2.28%, 12/01/2020, MUNIPSA + 0.880%(3)	577,363
2,000,000	2.30%, 12/01/2021, MUNIPSA + 0.900%(3)	2,017,560
925,000	2.38%, 12/01/2021, MUNIPSA + 0.980%(3)	934,453
500,000	5.00%, 12/01/2027	608,025
1,000,000	5.00%, 12/01/2029	1,206,510
1,590,000	5.00%, 12/01/2030	1,896,743
1,000,000	5.00%, 12/01/2031	1,230,360
2,000,000	5.00%, 12/01/2033	2,351,780
2,615,000	5.00%, 12/01/2037	2,867,557
755,000	5.00%, 12/01/2042	893,678
	Philadelphia, PA, GO
1,550,000	5.00%, 02/01/2033	1,935,237
2,000,000	5.00%, 02/01/2034	2,485,020
	Philadelphia, PA, School Dist, GO
150,000	3.00%, 09/01/2019	150,200
1,560,000	5.00%, 09/01/2022	1,726,015
2,000,000	5.00%, 09/01/2023	2,274,120
200,000	5.25%, 09/01/2023	208,244
	Pittsburgh Water & Sewer Auth
195,000	5.00%, 09/01/2032	245,462
735,000	5.00%, 09/01/2034	917,670
	Pittsburgh, PA, School Dist, GO
3,145,000	5.00%, 09/01/2021	3,395,279
1,500,000	5.00%, 09/01/2023	1,616,460
	Pittsburgh, PA, Water & Sewer Auth
950,000	5.00%, 09/01/2033	1,191,509
	Reading, PA, School Dist, GO
500,000	5.00%, 03/01/2038	582,540
	Wilkes-Barre Area, PA, School Dist
1,500,000	5.00%, 04/15/2059	1,759,695

		68,189,768

	Puerto Rico - 0.7%
	Puerto Rico Highway & Transportation Auth
1,085,000	4.95%, 07/01/2026	1,103,412
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
6,525,000	0.00%, 07/01/2051(2)	1,104,095
4,750,000	5.00%, 07/01/2058	4,749,763

		6,957,270

	Rhode Island - 0.8%
	Rhode Island Health & Educational Building Corp.
2,700,000	5.00%, 05/15/2027	3,179,115
2,020,000	5.00%, 05/15/2028	2,465,168
	Rhode Island Housing & Mortgage Finance Corp.
1,530,000	2.75%, 04/01/2040	1,564,838
	Rhode Island Student Loan Auth
1,000,000	5.00%, 12/01/2028	1,228,800

		8,437,921

	South Carolina - 1.1%
	Lancaster County, SC, Sun City Assessment
1,987,000	7.70%, 11/01/2017*	417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,418,404
1,000,000	5.25%, 08/01/2024	1,159,730
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,913,984

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$2,350,000	5.00%, 12/01/2034	$2,682,337

		11,591,725

	South Dakota - 0.7%
	South Dakota Housing Dev Auth
2,215,000	3.50%, 11/01/2046	2,323,646
830,000	4.00%, 11/01/2047	892,300
	South Dakota State Educational Enhancement Funding Corp.
835,000	5.00%, 06/01/2023	935,851
1,395,000	5.00%, 06/01/2024	1,559,233
1,000,000	5.00%, 06/01/2026	1,110,080

		6,821,110

	Tennessee - 1.1%
	Tennessee Housing Dev Agency
1,695,000	3.50%, 07/01/2045	1,788,005
4,750,000	3.50%, 01/01/2047	5,009,800
4,465,000	4.00%, 01/01/2049	4,842,962

		11,640,767

	Texas - 9.2%
	Arlington, TX
1,000,000	5.00%, 02/15/2034	1,160,540
	Arlington, TX, Higher Education Finance Corp. Rev
1,000,000	5.00%, 08/15/2027	1,156,660
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	732,017
1,125,000	5.00%, 11/15/2028	1,365,323
560,000	5.00%, 11/15/2030	671,759
	Austin, TX, Independent School Dist
1,620,000	4.00%, 08/01/2033	1,875,069
	Central Texas Turnpike System Rev
1,800,000	5.00%, 08/15/2032	2,041,650
	City of Houston, TX
1,060,000	0.00%, 09/01/2025(2)	954,700
	City of San Antonio, TX, Airport System
1,985,000	5.00%, 07/01/2023	2,191,797
	City of San Antonio, TX, Electric & Gas Systems Rev
5,215,000	5.00%, 02/01/2032	6,282,435
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029	1,145,850
1,050,000	4.00%, 08/15/2030	1,185,965
500,000	4.00%, 08/15/2031	560,415
	Dallas, TX, Area Rapid Transit Sales Tax Rev
1,000,000	5.00%, 12/01/2030	1,204,660
	Dallas-Fort Worth, TX, International Airport Rev
750,000	5.00%, 11/01/2023	784,763
	Denton, TX, Independent School Dist, GO
1,000,000	0.00%, 08/15/2020(2)	987,580
	Grapevine-Colleyville, TX, Independent School Dist, GO
1,500,000	5.00%, 08/15/2027	1,805,970
	Harris County - Houston, TX, Sports Auth
2,500,000	5.00%, 11/15/2030	2,877,325
500,000	5.00%, 11/15/2032	567,825
350,000	5.00%, 11/15/2034	395,784
	Harris County, TX, Toll Road Auth
1,605,000	5.00%, 08/15/2032	1,990,874
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,509,456
1,500,000	5.00%, 08/15/2035	1,705,260
	La Joya, TX, Independent School Dist, GO
1,580,000	5.00%, 02/15/2025	1,830,762
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	690,375
630,000	3.25%, 11/15/2022	629,987
3,375,000	5.00%, 11/01/2031	3,658,972
1,000,000	5.00%, 11/01/2046	1,062,960

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	North Texas Tollway Auth Rev
$5,000,000	0.00%, 01/01/2032(2)	$3,718,350
1,000,000	5.00%, 01/01/2030	1,138,870
1,200,000	5.00%, 01/01/2035	1,410,984
230,000	6.10%, 01/01/2028	230,446
	San Antonio, TX, Water Rev
1,440,000	5.00%, 05/15/2031	1,735,027
	Spring Branch, TX, Independent School Dist, GO
1,000,000	5.00%, 02/01/2026	1,190,870
	State of Texas, GO
25,000,000	1.60%, 06/01/2043(4)	25,000,000
	Tarrant County, TX, Cultural Education Facs
2,575,000	5.00%, 10/01/2034	2,808,372
	Texas Municipal Gas Acquisition & Supply Corp. Rev
1,885,000	6.25%, 12/15/2026	2,208,032
	Texas Transportation Commission
1,755,000	0.00%, 08/01/2038(2)	820,831
	Travis County, TX, Health Facs Dev
2,000,000	7.13%, 11/01/2040	2,144,380
	Wylie, TX, Independent School Dist
3,905,000	4.00%, 08/15/2035	4,496,803
3,095,000	4.00%, 08/15/2036	3,550,460

		93,480,158

	Utah - 0.3%
	Salt Lake County, UT
490,000	5.13%, 02/15/2033	583,992
	Utah Housing Corp.
1,875,000	4.00%, 01/01/2045	1,998,150

		2,582,142

	Vermont - 0.4%
	Vermont Housing Finance Agency
1,775,000	4.00%, 11/01/2046	1,881,429
2,175,000	4.00%, 05/01/2048	2,314,135

		4,195,564

	Virginia - 0.2%
	Chesapeake Bay, VA, Bridge & Tunnel Dist
1,500,000	5.00%, 07/01/2051	1,704,270

	Washington - 0.5%
	Chelan County, WA, Public Utility Dist No. 1
2,060,000	0.00%, 06/01/2028(2)	1,728,154
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	903,131
2,000,000	5.00%, 03/01/2029	2,324,940

		4,956,225

	West Virginia - 0.5%
	West Virginia Housing Dev Fund
1,000,000	2.80%, 11/01/2022	1,034,680
	West Virginia State Economic Dev Auth
2,000,000	1.70%, 01/01/2041(4)	1,998,920
1,555,000	2.55%, 03/01/2040(4)	1,597,078

		4,630,678

	Wisconsin - 2.4%
	Milwaukee County, WI, Airport Rev
1,705,000	5.00%, 12/01/2024	1,949,650
1,790,000	5.00%, 12/01/2025	2,040,403
	Public Finance Auth, WI
1,600,000	5.00%, 09/01/2025(1)	1,771,936
2,940,000	5.00%, 07/01/2035	3,507,332
1,050,000	5.00%, 07/01/2036	1,248,429
875,000	5.00%, 10/01/2043(1)	963,200
2,340,000	5.00%, 10/01/2044	2,775,521
3,200,000	5.00%, 10/01/2048(1)	3,513,184

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,000,000	5.00%, 10/01/2053(1)		$1,094,950
	Wisconsin State Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027		3,496,650
1,700,000	5.00%, 12/01/2028		1,972,527

			24,333,782

	Wyoming - 0.2%
	Wyoming Community Dev Auth
1,455,000	4.00%, 12/01/2046		1,560,022

	Total Municipal Bonds (cost $929,370,887)		$974,414,715

Short-Term Investments - 5.1%
	Other Investment Pools & Funds - 5.1%
51,125,041	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)		51,125,041

	Total Short-Term Investments (cost $51,125,041)		$51,125,041

	Total Investments (cost $980,495,928)	101.2%	$1,025,539,756
	Other Assets and Liabilities	(1.2)%	(11,860,191)

	Total Net Assets	100.0%	$1,013,679,565

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $19,209,665, representing 1.9% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$974,414,715	$—	$974,414,715	$—
Short-Term Investments	51,125,041	51,125,041	—	—

Total	$1,025,539,756	$51,125,041	$974,414,715	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.3%
	Alabama - 1.4%
	State of Alabama, Docks Department
$250,000	5.00%, 10/01/2024	$289,255

	Arizona - 2.1%
	Maricopa County, AZ, Industrial Dev Auth
100,000	5.00%, 09/01/2022	110,865
	Maricopa County, AZ, Pollution Control Corp.
200,000	5.00%, 06/01/2035	204,712
	Tempe, AZ, Industrial Dev Auth
105,000	4.00%, 10/01/2023(1)	106,140

		421,717

	California - 3.2%
	California County, CA, Tobacco Securitization Agency
195,000	5.00%, 06/01/2020	199,871
	Orange County, CA, Community Facs Dist, Special Tax
250,000	4.00%, 08/15/2021	260,028
	Roseville, CA, Natural Gas Financing Auth
75,000	5.00%, 02/15/2023	83,671
	Tustin, CA, Community Facs Dist
100,000	3.00%, 09/01/2019	100,127

		643,697

	Colorado - 2.0%
	Denver, CO, Convention Center Hotel Auth
150,000	5.00%, 12/01/2022	164,442
	E-470 Public Highway, CO, Auth Rev
50,000	0.00%, 09/01/2019(2)	49,945
40,000	2.57%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	40,377
	Park Creek, CO, Metropolitan Dist Rev
150,000	5.00%, 12/01/2021	161,857

		416,621

	Connecticut - 0.8%
	State of Connecticut, GO
140,000	5.00%, 07/15/2022	155,032

	District of Columbia - 0.8%
	Metropolitan Washington, DC, Airports Auth System Rev
70,000	5.00%, 10/01/2019	70,436
95,000	5.00%, 10/01/2039	98,808

		169,244

	Florida - 4.7%
	Broward County, FL, Airport System Rev
165,000	5.00%, 10/01/2020	172,026
	City of Atlantic Beach, FL
200,000	3.00%, 11/15/2023	201,786
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	107,822
100,000	5.00%, 10/01/2022	110,688
	Miami-Dade County, FL, Aviation Rev
50,000	5.00%, 10/01/2024	58,605
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	69,824
145,000	5.00%, 10/01/2022	159,176
	Tampa-Hillsborough County, FL, Expressway Auth
75,000	5.00%, 07/01/2021	80,317

		960,244

	Georgia - 2.8%
	Burke County, GA, Dev Auth Rev
55,000	1.85%, 12/01/2049(4)	55,011
70,000	2.35%, 10/01/2032(4)	70,825
100,000	3.00%, 11/01/2045(4)	102,537

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Main Street Natural Gas, Inc., GA
$50,000	4.00%, 08/01/2049(4)	$55,877
	Monroe County, GA, Dev Auth Rev
100,000	2.40%, 01/01/2039(4)	100,611
	Municipal Electric Auth, GA
75,000	5.00%, 01/01/2021	78,831
100,000	5.00%, 11/01/2022	111,362

		575,054

	Illinois - 22.2%
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(2)	42,573
55,000	0.00%, 12/01/2022(2)	50,751
100,000	0.00%, 12/01/2024(2)	87,442
200,000	5.00%, 12/01/2021	210,838
	Chicago, IL, Midway International Airport Rev
225,000	5.00%, 01/01/2023	250,949
	Chicago, IL, O’Hare International Airport
280,000	5.00%, 01/01/2023	312,987
	Chicago, IL, Transit Auth
100,000	5.00%, 06/01/2020	102,842
100,000	5.00%, 12/01/2022	108,169
	City of Chicago, IL, GO
85,000	4.00%, 01/01/2020	85,710
135,000	5.00%, 01/01/2022	142,951
	City of Chicago, IL, Park Dist, GO
70,000	3.00%, 01/01/2021	70,698
	City of Chicago, IL, Wastewater Transmission Rev
160,000	0.00%, 01/01/2022(2)	153,101
110,000	0.00%, 01/01/2024(2)	100,432
	City of Chicago, IL, Waterworks Rev
85,000	5.00%, 11/01/2020	88,888
	City of Decatur, IL, GO
65,000	3.00%, 03/01/2022	67,196
150,000	5.00%, 03/01/2023	167,326
	Cook County, IL, GO
100,000	5.00%, 11/15/2019	101,045
200,000	5.00%, 11/15/2022	220,260
	Illinois Housing Dev Auth
125,000	3.05%, 08/01/2022	130,384
	Illinois State Finance Auth Rev
50,000	5.00%, 08/15/2020	51,614
100,000	5.00%, 11/15/2021	108,205
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO
100,000	4.00%, 01/01/2020	101,143
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
50,000	0.00%, 02/01/2021(2)	48,855
	Metropolitan Pier & Exposition Auth, IL
160,000	0.00%, 12/15/2019(2)	158,990
200,000	0.00%, 06/15/2021(2)	193,100
85,000	5.50%, 12/15/2023	92,544
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	164,533
50,000	5.25%, 06/01/2021	53,404
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	168,378
	State of Illinois, GO
180,000	4.00%, 06/15/2020	183,445
75,000	5.00%, 04/01/2021	78,423
120,000	5.00%, 02/01/2022	127,712
200,000	5.00%, 11/01/2022	215,836
100,000	5.00%, 10/01/2023	109,472
	Village of Bolingbrook, IL, GO
150,000	5.00%, 01/01/2023	166,716

		4,516,912

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Kentucky - 1.3%
	Kentucky Bond Dev Corp.
$40,000	5.00%, 09/01/2023	$45,636
	Kentucky Public Energy Auth
200,000	4.00%, 01/01/2049(4)	221,562

		267,198

	Louisiana - 1.7%
	City of New Orleans, LA, Sewerage Service Rev
110,000	5.00%, 06/01/2021	117,379
	New Orleans, LA, Aviation Board
200,000	5.00%, 01/01/2023	222,430

		339,809

	Maine - 0.4%
	Finance Auth of Maine
70,000	5.00%, 12/01/2021	75,450

	Maryland - 0.3%
	Maryland Economic Dev Corp.
20,000	4.00%, 06/01/2020	20,453
	Maryland Health & Higher Educational Facs Auth
40,000	2.88%, 07/01/2023	41,635

		62,088

	Massachusetts - 4.5%
	Massachusetts Dev Finance Agency
100,000	3.50%, 10/01/2022(1)	104,106
150,000	5.00%, 07/01/2024	175,578
270,000	5.00%, 07/01/2025	320,603
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	22,668
80,000	5.00%, 07/01/2024	92,775
	Massachusetts Housing Finance Agency
35,000	1.50%, 12/01/2047(4)	35,040
	Massachusetts State Dev Finance Agency Rev
150,000	5.00%, 07/01/2022	164,633

		915,403

	Michigan - 0.9%
	City of Detroit, MI, GO
70,000	5.00%, 04/01/2022	74,409
	State of Michigan Rev
100,000	5.00%, 03/15/2021	106,142

		180,551

	Minnesota - 1.1%
	Duluth, MN, Independent School Dist, No. 709
200,000	5.00%, 02/01/2022	217,066

	Missouri - 1.6%
	City of St Louis, MO, Airport Rev
50,000	5.00%, 07/01/2023	56,937
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.00%, 05/15/2022	105,660
	St. Louis County, MO, Industrial Dev Auth
150,000	5.00%, 09/01/2023	164,397

		326,994

	Nebraska - 1.9%
	Central Plains, NE, Energy Project Gas Rev
120,000	5.25%, 12/01/2021	129,481
	Nebraska Investment Finance Auth Rev
150,000	4.00%, 09/01/2048	162,885
	Washington County, NE
100,000	2.38%, 09/01/2030(4)	100,902

		393,268

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Nevada - 2.3%
	City of North Las Vegas, NV
$100,000	3.50%, 06/01/2022	$101,944
	City of Reno, NV
150,000	5.00%, 06/01/2024	172,374
	Clark County, NV, School Dist, GO
100,000	5.00%, 06/15/2025	119,828
	Clark County, NV, Special Improvement Dist
65,000	2.25%, 12/01/2019	65,019

		459,165

	New Jersey - 3.6%
	City of Atlantic City, NJ, GO
50,000	5.00%, 03/01/2020	50,987
	City of Bayonne, NJ, School Dist
200,000	0.00%, 07/01/2023(2)	187,698
	New Jersey Economic Dev Auth
100,000	5.00%, 06/15/2022	109,522
75,000	5.00%, 06/15/2023	84,355
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	68,381
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	139,450
70,000	5.00%, 06/01/2025	81,525

		721,918

	New Mexico - 2.8%
	New Mexico Mortgage Finance Auth
80,000	3.75%, 03/01/2048	85,909
300,000	3.75%, 01/01/2050(5)	327,780
150,000	4.00%, 01/01/2049	163,135

		576,824

	New York - 1.0%
	Town of Oyster Bay, NY, GO
100,000	4.00%, 02/15/2020	101,276
	TSASC, Inc., NY
100,000	5.00%, 06/01/2020	102,699

		203,975

	North Dakota - 0.5%
	North Dakota Housing Finance Agency
100,000	3.50%, 07/01/2046	105,671

	Ohio - 2.1%
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022	65,282
60,000	5.00%, 01/01/2023	67,324
150,000	5.00%, 01/01/2024	171,082
	State of Ohio
110,000	5.00%, 06/15/2021	117,937

		421,625

	Oregon - 1.7%
	Salem Hospital Facs Auth, OR
60,000	5.00%, 05/15/2025	70,410
	State of Oregon Housing & Community Services Department
135,000	3.50%, 07/01/2048	142,937
115,000	4.50%, 01/01/2049	126,249

		339,596

	Pennsylvania - 8.0%
	City of Philadelphia, PA
35,000	5.00%, 08/01/2021	37,639
	City of Philadelphia, PA, GO
300,000	5.00%, 02/01/2022	327,966
	Lancaster County, PA, Hospital Auth
100,000	5.00%, 07/01/2020	102,206
	Lehigh County, PA, Industrial Dev Auth

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$65,000	1.80%, 02/15/2027(4)	$65,762
55,000	1.80%, 09/01/2029(4)	55,371
	Montgomery County, PA, Industrial Dev Auth Rev
150,000	4.00%, 12/01/2020	154,031
	Northeastern Pennsylvania Hospital & Education Auth
155,000	5.00%, 05/01/2020	158,942
	Philadelphia, PA, Hospitals & Higher Education Facs Auth
20,000	5.00%, 07/01/2020	20,527
	Philadelphia, PA, School Dist, GO
85,000	4.00%, 09/01/2022	87,181
65,000	5.00%, 09/01/2020	67,550
	Reading, PA, School Dist, GO
150,000	5.00%, 03/01/2023	167,493
	Redev. Auth of the City of Philadelphia, PA
105,000	5.00%, 04/15/2021	111,172
	State Public School Building Auth
50,000	5.00%, 04/01/2021	52,992
	Wilkes-Barre Area, PA, School Dist
200,000	5.00%, 04/15/2023	224,522

		1,633,354

	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
177,000	0.00%, 07/01/2024(2)	151,609

	Rhode Island - 2.4%
	Rhode Island Health & Educational Building Corp.
150,000	5.00%, 05/15/2022	163,710
	Rhode Island Housing & Mortgage Finance Corp.
35,000	4.00%, 10/01/2032	36,024
	Rhode Island Student Loan Auth
100,000	5.00%, 12/01/2023	113,585
	Rhode Island Tobacco Settlement Financing Corp.
100,000	5.00%, 06/01/2020	102,708
60,000	5.00%, 06/01/2021	63,462

		479,489

	South Carolina - 0.9%
	South Carolina Jobs-Economic Dev Auth
150,000	5.00%, 05/01/2024	174,474

	South Dakota - 1.4%
	South Dakota State Educational Enhancement Funding Corp.
250,000	5.00%, 06/01/2023	280,195

	Tennessee - 3.1%
	Shelby County, TN, Health Educational & Housing Facs Board
150,000	4.00%, 09/01/2022(1)	149,695
	Tennessee Housing Dev Agency
110,000	3.50%, 07/01/2045	116,036
185,000	3.50%, 01/01/2047	195,216
165,000	3.50%, 01/01/2048	174,537

		635,484

	Texas - 6.1%
	Arlington, TX, Higher Education Finance Corp. Rev
100,000	4.00%, 12/01/2022	108,502
	Big Sandy, TX, Independent School Dist Upshur County, GO
70,000	5.00%, 02/15/2024	80,586
	Central Texas Turnpike System Rev
100,000	5.00%, 08/15/2024	116,639
	City of San Antonio, TX, Airport System
105,000	5.00%, 07/01/2022	115,400
	Corpus Christi, TX, Independent School Dist, GO
200,000	2.00%, 08/15/2047(4)	200,052
	Harris County, TX, Metropolitan Transportation Auth
50,000	5.00%, 11/01/2022	56,156
	Kerrville, TX, Health Facs Dev Corp.
100,000	5.00%, 08/15/2020	103,616

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Lower Colorado River, TX, Auth Rev
$100,000	5.00%, 05/15/2020		$103,011
	New Hope, TX, Cultural Education Facs Finance Corp.
150,000	1.70%, 11/01/2019		149,613
	North East Texas Regional Mobility Auth
100,000	5.00%, 01/01/2021		104,370
	University of Texas System
100,000	5.00%, 08/15/2020		104,070

			1,242,015

	Utah - 0.8%
	Salt Lake County, UT
130,000	5.13%, 02/15/2033		154,937

	Virginia - 0.4%
	Wise County, VA, Industrial Dev Auth Rev
90,000	1.88%, 11/01/2040(4)		90,419

	Washington - 2.2%
	Chelan Cnty. Public Utility Dist. No 1
100,000	0.00%, 06/01/2021(2)		97,555
	State of Washington, GO
55,000	5.00%, 08/01/2019		55,000
	Tobacco Settlement Auth, WA
195,000	5.00%, 06/01/2024		218,609
	Washington State Health Care Facs Auth Rev
80,000	5.00%, 10/01/2039		81,616

			452,780

	West Virginia - 0.3%
	West Virginia State Economic Dev Auth
55,000	2.55%, 03/01/2040(4)		56,488

	Wisconsin - 1.3%
	Public Finance Auth, WI
150,000	4.00%, 07/01/2025		168,476
100,000	5.00%, 05/15/2020(1)		102,009

			270,485

	Total Municipal Bonds (cost $18,979,016)		$19,376,106

Short-Term Investments - 7.1%
	Other Investment Pools & Funds - 7.1%
1,445,596	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)		1,445,596

	Total Short-Term Investments (cost $1,445,596)		$1,445,596

	Total Investments (cost $20,424,612)	102.4%	$20,821,702
	Other Assets and Liabilities	(2.4)%	(481,197)

	Total Net Assets	100.0%	$20,340,505

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $461,950, representing 2.3% of net assets.

(2)	Security is a zero-coupon bond.
(3)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2019.

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $325,680 at July 31, 2019.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dist	District
Dev	Development
GO	General Obligation
PA	Port Authority
Redev	Redevelpoment
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$19,376,106	$—	$19,376,106	$—
Short-Term Investments	1,445,596	1,445,596	—	—

Total	$20,821,702	$1,445,596	$19,376,106	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 30.3%
	Canada - 0.7%
	Master Credit Card Trust
$915,000	3.74%, 07/21/2024(1)	$934,921

	Cayman Islands - 2.5%
	ALM XVIII Ltd.
1,305,000	3.95%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	1,300,632
	BlueMountain CLO Ltd.
675,000	3.88%, 10/22/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	668,477
605,000	4.80%, 04/13/2027, 3 mo. USD LIBOR + 2.500%(1)(2)	604,952
	Carlyle Global Market Strategies CLO Ltd.
250,000	3.27%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(2)	247,541
	LCM L.P.
350,000	3.68%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	347,311

		3,168,913

	United States - 27.1%
	Bank
1,853,328	1.04%, 04/15/2052(3)(4)	153,537
	Benchmark Mortgage Trust
8,229,017	0.54%, 07/15/2051(3)(4)	297,492
3,601,206	0.67%, 01/15/2052(3)(4)	184,015
	Cantor Commercial Real Estate
2,524,360	1.15%, 05/15/2052	218,273
	Capital Auto Receivables Asset Trust
961,000	3.62%, 05/20/2021	964,454
	Citigroup Commercial Mortgage Trust
265,000	3.15%, 11/15/2049	274,323
	COLT Mortgage Loan Trust
262,935	3.87%, 10/26/2048(1)(3)	265,064
	CSAIL Commercial Mortgage Trust
925,000	3.81%, 11/15/2048	987,250
	CSMC Trust
750,000	2.76%, 04/05/2033(1)	749,790
	Deephaven Residential Mortgage Trust
617,333	3.56%, 04/25/2059(1)(3)	622,124
	Fannie Mae Connecticut Avenue Securities
158,644	3.02%, 02/25/2030, 1 mo. USD LIBOR + 0.750%(2)	158,667
210,696	3.12%, 11/25/2029, 1 mo. USD LIBOR + 0.850%(2)	210,993
271,277	3.42%, 09/25/2029, 1 mo. USD LIBOR + 1.150%(2)	271,966
43,180	3.72%, 01/25/2029, 1 mo. USD LIBOR + 1.450%(2)	43,282
270,000	4.27%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	271,383
965,000	4.82%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	984,479
865,000	6.52%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	922,565
826,257	6.72%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	879,121
1,016,130	7.27%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	1,092,569
	Ford Credit Auto Owner Trust
1,330,000	3.61%, 01/15/2030(1)	1,367,205
	FREMF Mortgage Trust
320,000	3.65%, 11/25/2050(1)(3)	327,201
320,000	3.70%, 04/25/2048(1)(3)	331,853
440,000	3.73%, 10/25/2049(1)(3)	451,778
350,000	3.80%, 02/25/2050(1)(3)	359,915
230,000	3.84%, 10/25/2049(1)(3)	238,038
1,240,000	3.94%, 08/25/2023(1)(3)	1,303,498
600,000	3.95%, 08/25/2047(1)(3)	615,323
1,610,000	3.98%, 04/25/2051(1)(3)	1,684,172
165,000	4.22%, 06/25/2047(1)(3)	176,068
184,000	4.33%, 12/25/2044(1)(3)	191,546
211,000	4.38%, 02/25/2052(1)(3)	216,708
	GS Mortgage Securities Corp. Trust
500,000	3.63%, 07/15/2032, 1 mo. USD LIBOR + 1.300%(1)(2)	500,313
	Hertz Vehicle Financing II L.P.
370,000	3.29%, 02/25/2024(1)	375,418

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Mill City Mortgage Loan Trust
$626,638	3.25%, 05/25/2062(1)(3)	$633,559
	MortgageIT Trust
64,494	2.91%, 02/25/2035, 1 mo. USD LIBOR + 0.640%(2)	64,840
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,321,619
	New Residential Mortgage Loan Trust
564,053	3.60%, 04/25/2049	570,149
1,189,906	3.75%, 01/25/2054(1)(3)	1,225,551
57,885	3.75%, 05/25/2054(1)(3)	58,761
184,959	3.75%, 11/25/2056(1)(3)	189,801
745,586	4.00%, 02/25/2057(1)(3)	770,444
	NRZ Advance Receivables Trust
1,210,000	3.11%, 12/15/2050(1)	1,216,403
	NRZ Excess Spread-Collateralized Notes
455,752	3.19%, 01/25/2023(1)	456,968
197,806	3.27%, 02/25/2023(1)	198,708
	Seasoned Credit Risk Transfer Trust
455,232	3.50%, 11/25/2057	478,468
1,247,720	3.50%, 03/25/2058	1,272,187
1,231,664	3.50%, 07/25/2058	1,292,799
245,805	3.50%, 08/25/2058	258,136
	SoFi Consumer Loan Program Trust
280,000	3.79%, 04/26/2027(1)	285,559
	Spruce Hill Mortgage Loan Trust
568,775	3.40%, 04/29/2049	573,553
	Towd Point Mortgage Trust
299,338	2.25%, 04/25/2056(1)(3)	297,839
48,676	2.75%, 04/25/2055(1)(3)	48,577
223,336	2.75%, 08/25/2055(1)(3)	223,872
505,502	2.75%, 10/25/2056(1)(3)	507,361
152,037	2.75%, 04/25/2057(1)(3)	152,362
53,867	3.00%, 03/25/2054(1)(3)	53,861
642,000	3.75%, 04/25/2055(1)(3)	661,115
1,193,299	3.75%, 03/25/2058(1)(3)	1,239,720
404,459	3.75%, 05/25/2058(1)(3)	417,422
	Toyota Auto Loan Extended Note Trust
385,000	2.56%, 11/25/2031(1)	388,807
	Verus Securitization Trust
611,218	3.21%, 04/25/2059(1)(3)	615,199
375,000	3.70%, 07/25/2047(1)(3)	380,068
	VNDO Mortgage Trust
1,050,000	3.34%, 11/15/2030(1)(3)	1,066,220
	Wells Fargo Mortgage Backed Securities Trust
549,907	4.00%, 11/25/2048(1)(3)	562,881

		35,173,192

	Total Asset & Commercial Mortgage Backed Securities (cost $38,521,252)	$39,277,026

U.S. Government Agencies - 79.5%
	Mortgage-Backed Agencies - 78.5%
	FHLMC - 16.0%
$10,782	0.00%, 11/15/2036(5)(6)	$9,853
7,243,002	0.29%, 01/25/2027(3)(4)	142,653
4,373,236	0.61%, 03/25/2027(3)(4)	177,016
1,240,000	1.64%, 04/25/2044(3)(4)	117,465
695,000	1.66%, 07/25/2041(3)(4)	40,510
2,250,000	1.75%, 11/25/2040(3)(4)	121,422
203,567	2.50%, 12/15/2026(4)	9,287
930,488	2.50%, 03/15/2028(4)	61,230
91,641	2.50%, 03/15/2028	6,386
147,695	2.50%, 05/15/2028(4)	10,622
1,052,459	2.75%, 12/15/2041	1,052,678
199,404	3.00%, 05/15/2032(4)	12,037
385,207	3.00%, 03/01/2033	393,425
148,496	3.00%, 03/15/2033(4)	16,401

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$783,079	3.00%, 04/01/2033	$799,762
947,407	3.00%, 01/01/2037	962,754
302,000	3.00%, 04/15/2042	306,600
1,492,172	3.00%, 11/01/2046	1,515,141
2,226,975	3.00%, 12/01/2046	2,260,193
612,954	3.00%, 10/01/2047	622,049
195,511	3.00%, 02/01/2048	198,234
92,808	3.00%, 03/01/2048	94,059
995,000	3.12%, 10/25/2031(3)	1,035,010
155,308	3.47%, 08/25/2029, 1 mo. USD LIBOR + 1.200%(2)	155,785
215,207	3.50%, 06/15/2026(4)	10,724
69,636	3.50%, 09/15/2026(4)	5,771
120,639	3.50%, 03/15/2027	8,899
683,149	3.50%, 03/15/2041(4)	64,936
1,984,917	3.50%, 05/01/2048	2,042,557
298,472	3.50%, 06/01/2048	306,771
213,411	3.50%, 09/01/2048	219,197
191,280	4.00%, 08/15/2026(4)	14,604
272,832	4.00%, 07/15/2027(4)	21,970
544,013	4.00%, 03/15/2028(4)	44,246
123,254	4.00%, 06/15/2028(4)	10,362
333,706	4.00%, 07/15/2030	35,866
281,756	4.00%, 06/15/2041	299,975
250,000	4.00%, 11/15/2041	278,579
671,000	4.00%, 08/15/2043	742,052
274,796	4.00%, 07/01/2044	289,948
94,728	4.00%, 09/01/2048	98,420
91,042	4.50%, 02/01/2039	98,111
953,014	4.50%, 07/01/2042	1,028,909
145,250	4.50%, 09/01/2044	155,599
999,000	4.57%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	1,005,192
92,171	5.00%, 10/01/2028	97,947
335,641	5.00%, 09/01/2029	356,694
309,587	5.00%, 01/01/2030	329,164
356,770	5.00%, 09/01/2031	379,019
300,569	5.00%, 11/01/2031	319,313
52,445	5.00%, 09/01/2033	57,412
200,907	5.00%, 09/15/2033(4)	33,688
369,666	5.00%, 05/01/2039	405,766
579,325	5.00%, 08/01/2039	632,633
211,889	5.00%, 07/01/2041	231,137
300,414	5.00%, 02/15/2048(4)	62,861
50,000	5.00%, 08/01/2049(7)	53,162
512,565	5.07%, 05/25/2028, 1 mo. USD LIBOR + 2.800%(2)	519,000
43,074	5.50%, 08/15/2033	47,963
293,639	5.50%, 04/01/2038	325,075

		20,754,094

	FNMA - 43.1%
$91,151	0.00%, 06/25/2036(5)(6)	$80,469
100,000	0.00%, 09/25/2041(5)(6)	71,875
379,468	1.82%, 04/25/2055(3)(4)	21,721
397,339	1.85%, 06/25/2055(3)(4)	20,720
513,978	1.93%, 08/25/2044(3)(4)	28,423
334,761	2.00%, 09/25/2039	324,915
857,000	2.00%, 02/25/2043	730,807
35,827	2.50%, 06/25/2028(4)	2,464
420,000	2.50%, 03/25/2043	391,686
1,140,000	2.87%, 02/01/2032	1,155,643
342,087	3.00%, 02/25/2027(4)	20,626
120,607	3.00%, 09/25/2027	8,836
362,469	3.00%, 12/25/2027(4)	30,927
800,000	3.00%, 08/01/2034(7)	815,792
920,816	3.00%, 03/01/2037	937,721
254,603	3.00%, 10/01/2037	259,259
1,128,472	3.00%, 06/25/2048	1,145,523

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$911,460	3.00%, 10/25/2048	$923,325
1,046,700	3.00%, 08/25/2049	1,057,821
600,000	3.00%, 09/25/2057	594,305
1,300,000	3.07%, 11/01/2029	1,360,930
1,100,000	3.13%, 01/01/2030	1,155,018
850,000	3.19%, 09/01/2029	894,667
1,700,000	3.28%, 12/01/2032	1,794,464
341,222	3.38%, 12/01/2029	364,349
1,240,000	3.46%, 09/01/2037	1,342,109
150,930	3.50%, 05/25/2027(4)	13,068
221,400	3.50%, 10/25/2027	19,993
59,154	3.50%, 05/25/2030(4)	6,313
68,575	3.50%, 08/25/2030(4)	6,281
169,226	3.50%, 02/25/2031(4)	12,589
145,378	3.50%, 09/25/2035(4)	18,289
215,271	3.50%, 09/01/2043	224,326
350,347	3.50%, 10/01/2044	365,129
363,567	3.50%, 02/01/2045	376,157
344,453	3.50%, 02/01/2046	355,718
753,898	3.50%, 09/01/2046	777,833
334,598	3.50%, 10/01/2046	345,246
140,300	3.50%, 10/25/2046(4)	27,775
232,007	3.50%, 11/01/2046	241,419
245,795	3.50%, 09/01/2047	254,557
181,039	3.50%, 12/01/2047	187,540
253,721	3.50%, 02/01/2048	262,759
308,772	3.50%, 02/25/2048	316,646
500,000	3.50%, 05/25/2048	534,358
2,887,949	3.50%, 07/01/2049	2,959,998
5,850,000	3.50%, 08/01/2049(7)	5,992,137
1,819,544	3.50%, 09/01/2057	1,888,835
1,152,860	3.50%, 12/25/2058	1,196,702
200,000	3.55%, 02/01/2030	215,855
1,195,460	3.57%, 10/01/2029(8)	1,284,111
1,000,000	3.73%, 04/01/2033	1,092,362
200,000	3.80%, 07/01/2030	220,652
615,429	3.86%, 08/01/2035	678,261
14,168	3.89%, 05/01/2030	15,559
323,266	3.96%, 05/01/2034	362,017
308,651	4.00%, 05/25/2027(4)	25,664
700,000	4.00%, 08/01/2034(7)	727,025
479,860	4.00%, 12/01/2040	510,450
131,579	4.00%, 03/01/2041	139,470
36,408	4.00%, 03/25/2042(4)	4,284
387,066	4.00%, 11/25/2043	409,818
158,090	4.00%, 06/01/2044	166,634
20,077	4.00%, 08/01/2044	21,168
191,581	4.00%, 10/01/2044	201,872
343,869	4.00%, 11/01/2044	362,390
319,738	4.00%, 05/01/2045	336,665
210,428	4.00%, 07/01/2045	223,818
729,204	4.00%, 05/01/2046	768,404
186,446	4.00%, 06/01/2046	196,050
222,335	4.00%, 04/01/2047	235,916
2,266,938	4.00%, 07/01/2048	2,351,877
847,220	4.00%, 09/01/2048	879,636
1,255,902	4.00%, 11/01/2048	1,299,643
8,155,000	4.00%, 08/01/2049(7)	8,441,483
478,926	4.06%, 03/01/2030	536,451
55,362	4.50%, 07/25/2027(4)	4,655
94,054	4.50%, 08/01/2041	101,521
27,388	4.50%, 09/01/2041	29,562
607,125	4.50%, 09/25/2048	99,969
1,295,000	4.50%, 08/01/2049(7)	1,358,131
27,121	5.47%, 05/25/2042(3)(4)	2,584
380,784	5.50%, 07/25/2045	69,866

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$325,000	5.50%, 08/01/2049(7)	$348,375
513,257	6.00%, 01/25/2042(4)	88,219
454,599	6.00%, 01/25/2047(4)	100,654
333,467	6.00%, 09/25/2047(4)	77,589

		55,906,723

	GNMA - 19.4%
$80,088	1.75%, 09/20/2043	$78,185
548,176	2.14%, 04/20/2040	497,806
151,537	3.00%, 09/20/2028(4)	11,830
283,465	3.00%, 09/16/2042	281,743
276,122	3.00%, 09/20/2042	274,730
105,908	3.00%, 02/16/2043(4)	15,527
902,289	3.00%, 04/20/2045	924,215
57,856	3.00%, 08/15/2045	59,124
135,920	3.00%, 11/20/2045	139,578
169,000	3.00%, 02/20/2046	171,415
1,460,000	3.00%, 08/01/2049(7)	1,492,194
1,400,000	3.00%, 09/01/2049(7)	1,429,176
72,561	3.50%, 02/16/2027(4)	5,962
173,153	3.50%, 03/20/2027(4)	15,522
180,374	3.50%, 07/20/2040(4)	15,738
393,326	3.50%, 12/20/2040	409,730
236,525	3.50%, 02/20/2041	22,622
412,573	3.50%, 04/20/2042	43,498
628,417	3.50%, 10/20/2042(4)	103,069
325,929	3.50%, 07/20/2043(4)	44,343
3,483,740	3.50%, 05/20/2049	3,604,007
3,100,000	3.50%, 08/01/2049(7)	3,205,473
1,070,974	4.00%, 04/16/2026	93,849
49,713	4.00%, 12/16/2026	4,402
645,560	4.00%, 05/20/2029(4)	58,867
146,141	4.00%, 02/15/2041	156,284
31,035	4.00%, 05/16/2042(4)	4,477
124,326	4.00%, 03/20/2043(4)	25,456
49,124	4.00%, 01/20/2044(4)	9,804
431,014	4.00%, 03/20/2047(4)	67,795
644,269	4.00%, 07/20/2047(4)	104,876
1,190,231	4.00%, 04/20/2049	1,237,114
3,608,438	4.00%, 05/20/2049	3,751,288
309,493	4.50%, 06/20/2039	328,224
476,830	4.50%, 09/16/2040	523,724
49,367	4.50%, 09/20/2041	52,864
27,163	4.50%, 05/20/2044	28,858
59,016	4.50%, 06/20/2044	62,887
48,205	4.50%, 10/20/2044	51,078
176,716	4.50%, 04/20/2045	39,066
28,521	4.50%, 01/20/2046	30,178
515,563	4.50%, 01/20/2047(4)	101,543
2,530,000	4.50%, 08/01/2049(7)	2,634,758
134,772	5.00%, 05/20/2034	145,180
43,634	5.00%, 07/15/2039	48,274
496,610	5.00%, 02/16/2040(4)	107,262
335,529	5.00%, 05/20/2040(4)	74,067
752,565	5.00%, 04/20/2041	921,854
30,321	5.00%, 06/15/2041	33,556
139,388	5.00%, 10/16/2041(4)	22,670
29,162	5.00%, 03/15/2044	32,254
558,570	5.00%, 11/16/2046(4)	101,306
125,306	5.00%, 01/16/2047(4)	28,351
476,606	5.00%, 09/16/2047(4)	99,829
517,307	5.00%, 06/20/2048(4)	94,476
400,000	5.00%, 08/01/2049(7)	418,875
365,233	5.50%, 05/20/2038	413,284
295,150	5.50%, 03/20/2039(4)	64,766
367,741	5.50%, 02/16/2047(4)	77,628

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$455,280	5.50%, 05/20/2047(4)		$100,050
20,920	6.00%, 01/15/2039		23,980
136,495	6.00%, 09/15/2040		156,240
316,320	6.00%, 02/20/2046(4)		66,608

			25,243,389

			101,904,206

	Other Direct Federal Obligations - 1.0%
	SLM Student Loan Trust - 1.0%
$268,216	3.02%, 05/26/2026, 1 mo. USD LIBOR + 0.750%(2)		$265,615
669,236	3.61%, 12/15/2033, 3 mo. USD LIBOR + 1.200%(1)(2)		667,778
367,651	3.78%, 04/25/2023, 3 mo. USD LIBOR + 1.500%(2)		371,988

			1,305,381

	Total U.S. Government Agencies (cost $101,467,909)		$103,209,587

U.S. Government Securities - 1.2%
	Other Direct Federal Obligations - 0.7%
	Tennessee Valley Authority Power
700,000	4.25%, 09/15/2065		877,485

	U.S. Treasury Securities - 0.5%
	U.S. Treasury Notes
659,198	0.88%, 01/15/2029(9)(10)		694,858

	Total U.S. Government Securities (cost $1,535,760)		$1,572,343

	Total Long-Term Investments (cost $141,524,921)		$144,058,956

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.6%
5,983,643	Fidelity Institutional Government Fund, Institutional Class, 2.20%(11)		5,983,643

	Total Short-Term Investments (cost $5,983,643)		$5,983,643

	Total Investments Excluding Purchased Options (cost $147,508,564)	115.6%	$150,042,599
	Total Purchased Options (cost $1,482,203)	0.9%	$1,213,138

	Total Investments (cost $148,990,767)	116.5%	$151,255,737
	Other Assets and Liabilities	(16.5)%	(21,424,187)

	Total Net Assets	100.0%	$129,831,550

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $27,520,303, representing 21.2% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Securities disclosed are principal-only strips.
(6)	Security is a zero-coupon bond.
(7)	Represents or includes a TBA transaction.
(8)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(11)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	1,450,000	1,450,000	$218,805	$124,700	$94,105
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	1,575,000	1,575,000	237,668	161,753	75,915
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	MSC	2.45%	Pay	08/02/27	USD	1,600,000	1,600,000	241,440	257,308	(15,868)

Total Calls							4,625,000	$697,913	$543,761	$154,152

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	1,450,000	1,450,000	$161,530	$332,050	$(170,520)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	1,575,000	1,575,000	175,455	311,220	(135,765)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	MSC	2.45%	Receive	08/02/27	USD	1,600,000	1,600,000	178,240	295,172	(116,932)

Total Puts							4,625,000	$515,225	$938,442	$(423,217)

Total purchased swaption contracts							9,250,000	$1,213,138	$1,482,203	$(269,065)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	373	09/19/2019	$47,528,359	$542,369
U.S. Treasury Long Bond Future	34	09/19/2019	5,290,188	140,986
U.S. Treasury Ultra Bond Future	47	09/19/2019	8,345,437	261,321

Total				$944,676

Short position contracts:
U.S. Treasury 5-Year Note Future	16	09/30/2019	$1,880,875	$(10,940)
U.S. Treasury 10-Year Ultra Future	79	09/19/2019	10,889,656	(185,739)

Total				$(196,679)

Total futures contracts				$747,997

TBA Sale Commitments Outstanding at July 31, 2019

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$ 1,917,000	08/01/2034	$ (1,927,937)	$(3,148)
FNMA, 3.00%	7,791,000	08/01/2049	$ (7,857,498)	$(12,917)

The Hartford Quality Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

FNMA, 3.50%	2,665,000	08/01/2034	(2,751,736)	(2,777)
FNMA, 3.50%	3,720,000	08/01/2049	(3,810,384)	(5,728)
GNMA, 4.00%	3,725,000	09/01/2049	(3,867,743)	1,310

Total (proceeds receivable $20,192,038)			$ (20,215,298)	$(23,260)

At July 31, 2019, the aggregate market value of TBA Sale Commitments represents (15.6)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	3.00% Fixed	USD	13,264,000	04/30/25	Semi-Annual	$15,048	$—	$(934,482)	$(949,530)
3 Mo. USD LIBOR	2.91% Fixed	USD	827,000	07/14/27	Semi-Annual	1,724	—	(61,467)	(63,191)
3 Mo. USD LIBOR	2.27% Fixed	USD	5,925,000	07/14/27	Semi-Annual	—	—	(158,997)	(158,997)
3 Mo. USD LIBOR	2.83% Fixed	USD	7,222,000	12/21/28	Semi-Annual	—	—	(546,872)	(546,872)
3 Mo. USD LIBOR	2.88% Fixed	USD	350,000	12/31/48	Semi-Annual	—	—	(55,002)	(55,002)
3 Mo. USD LIBOR	2.87% Fixed	USD	175,000	01/28/49	Semi-Annual	—	—	(27,017)	(27,017)
3 Mo. USD LIBOR	2.39% Fixed	USD	400,000	05/31/49	Semi-Annual	—	—	(17,648)	(17,648)

Total						$16,772	$—	$(1,801,485)	$(1,818,257)

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
5,924,269	USD	640,000,000	JPY	GSC	10/10/19	$9,339	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
JPY	Japanese Yen
USD	United States Dollar

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PT	Perseroan Terbatas
TBA	To Be Announced

The Hartford Quality Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$39,277,026	$—	$39,277,026	$—
U.S. Government Agencies	103,209,587	—	103,209,587	—
U.S. Government Securities	1,572,343	—	1,572,343	—
Short-Term Investments	5,983,643	5,983,643	—	—
Purchased Options	1,213,138	—	1,213,138	—
Foreign Currency Contracts(2)	9,339	—	9,339	—
Futures Contracts(2)	944,676	944,676	—	—

Total	$152,209,752	$6,928,319	$145,281,433	$—

Liabilities
Futures Contracts(2)	$(196,679)	$(196,679)	$—	$—
Swaps - Interest Rate(2)	(1,818,257)	—	(1,818,257)	—
TBA Sale Commitments	(20,215,298)	—	(20,215,298)	—

Total	$(22,230,234)	$(196,679)	$(22,033,555)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.3%
	Asset-Backed - Automobile - 0.9%
	Credit Acceptance Auto Loan Trust
$920,000	2.65%, 06/15/2026(1)	$920,260
1,270,000	3.55%, 08/15/2027(1)	1,289,600
	Marlette Funding Trust
1,675,000	2.69%, 09/17/2029(1)	1,673,715
	OneMain Direct Auto Receivables Trust
3,750,000	3.43%, 12/16/2024(1)	3,805,953
	Santander Drive Auto Receivables Trust
2,550,648	2.46%, 03/15/2022	2,549,456
	Westlake Automobile Receivables Trust
590,000	3.20%, 01/16/2024(1)	592,540

		10,831,524

	Asset-Backed - Finance & Insurance - 5.8%
	Ajax Mortgage Loan Trust
2,582,247	3.16%, 09/25/2056(1)(2)	2,590,410
	Apidos CLO
2,250,000	3.38%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,236,099
	Bayview Opportunity Master Fund Trust
462,289	3.50%, 01/28/2055(1)(2)	467,764
809,762	3.50%, 06/28/2057	819,950
1,011,119	3.50%, 01/28/2058(1)(2)	1,030,406
321,654	4.00%, 11/28/2053(1)(2)	329,513
1,017,414	4.00%, 10/28/2064(1)(2)	1,042,483
	Carlyle Global Market Strategies CLO Ltd.
250,000	3.19%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	248,406
1,500,000	3.27%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,485,246
1,000,000	3.70%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	982,758
	CIFC Funding Ltd.
2,125,000	3.57%, 07/16/2030, 3 mo. USD LIBOR + 1.250%(1)(3)	2,128,368
	Credit Suisse ABS Trust
179,294	3.42%, 07/25/2024(1)	179,384
	DB Master Finance LLC
2,650,000	3.79%, 05/20/2049(1)	2,711,745
	Finance of America Structured Securities Trust
1,038,934	3.38%, 09/25/2028(1)(2)	1,041,499
	KKR CLO 21 Ltd.
1,190,000	3.30%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,175,288
	Nationstar HECM Loan Trust
310,226	3.19%, 07/25/2028	311,922
	NRZ Advance Receivables Trust
4,205,000	3.11%, 12/15/2050(1)	4,227,252
2,185,000	3.21%, 02/15/2051(1)	2,201,780
	NRZ Excess Spread-Collateralized Notes
1,511,355	3.19%, 01/25/2023(1)	1,515,386
	OBX Trust
2,299,273	4.00%, 11/25/2048(1)(2)	2,357,072
	Octagon Investment Partners Ltd.
1,250,000	3.32%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,233,332
	OneMain Financial Issuance Trust
4,000,000	3.48%, 02/14/2031(1)	4,066,604
825,000	4.57%, 02/20/2029(1)	834,605
	Planet Fitness Master Issuer LLC
2,878,250	4.26%, 09/05/2048(1)	2,956,884
	Regional Management Issuance Trust
1,385,000	3.83%, 07/15/2027(1)	1,389,960
2,500,000	4.56%, 01/18/2028(1)	2,552,527
	SBA Tower Trust
2,060,000	2.90%, 10/15/2044(1)(4)	2,060,258
	SoFi Consumer Loan Program LLC
1,853,098	3.28%, 01/26/2026(1)	1,864,633
	SoFi Consumer Loan Program Trust
215,839	2.55%, 02/25/2027(1)	215,588

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	SPS Servicer Advance Receivables Trust
$3,291,429	2.75%, 11/15/2049(1)	$3,288,860
	Towd Point Mortgage Trust
1,779,404	2.25%, 07/25/2056(1)(2)	1,762,177
348,814	2.75%, 02/25/2055(1)(2)	348,320
928,906	2.75%, 04/25/2055(1)(2)	927,782
388,666	2.75%, 05/25/2055(1)(2)	387,817
2,599,727	2.75%, 10/25/2056(1)(2)	2,609,288
1,606,148	2.75%, 04/25/2057(1)(2)	1,609,589
1,042,011	2.75%, 07/25/2057(1)(2)	1,040,972
1,495,076	2.75%, 10/25/2057(1)(2)	1,497,910
	Vantage Data Centers Issuer LLC
2,575,000	3.19%, 07/15/2044	2,575,000
966,117	4.07%, 02/16/2043(1)	987,323
1,296,300	4.20%, 11/16/2043(1)	1,333,057
	Verizon Owner Trust
1,485,000	2.22%, 12/20/2021	1,483,277
	Wingstop Funding LLC
3,167,063	4.97%, 12/05/2048(1)	3,280,253
	Z Capital Credit Partners CLO Ltd.
2,755,000	3.77%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,728,310

		72,117,057

	Asset-Backed - Home Equity - 0.1%
	Accredited Mortgage Loan Trust
374,553	2.95%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	376,179
	Morgan Stanley ABS Capital, Inc. Trust
1,026,592	3.03%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	1,034,312
	Renaissance Home Equity Loan Trust
107,852	9.79%, 04/25/2037*(1)(2)	1
	Residential Asset Securitization Trust
105,767	5.10%, 07/25/2034(2)	107,713

		1,518,205

	Commercial Mortgage - Backed Securities - 1.6%
	Citigroup Mortgage Loan Trust
2,106,605	3.25%, 03/25/2061(1)(2)	2,136,974
1,660,905	3.50%, 02/25/2058(1)(2)	1,691,396
	DBUBS Mortgage Trust
825,808	0.70%, 11/10/2046(1)(2)(5)	4,278
	FREMF Mortgage Trust
5,065,400	3.04%, 10/25/2047(1)(2)	5,051,282
635,000	3.16%, 04/25/2046(1)(2)	636,196
900,000	4.03%, 05/25/2045(1)(2)	932,386
3,028,530	4.12%, 02/25/2046(1)(2)	3,072,331
1,000,000	4.62%, 11/25/2049(1)(2)	1,021,729
	JP Morgan Chase Commercial Mortgage Securities Trust
1,598,825	3.91%, 05/05/2030(1)	1,641,305
3,045,840	4.39%, 07/15/2046(1)	3,133,545
	Nationstar HECM Loan Trust
1,310,803	2.65%, 06/25/2029(1)(2)	1,311,174

		20,632,596

	Other ABS - 0.6%
	Finance of America Structured Securities Trust
1,592,085	3.28%, 04/25/2029(1)(2)	1,594,573
	Marlette Funding Trust
351,197	3.06%, 07/17/2028(1)	351,340
2,124,306	3.13%, 07/16/2029(1)	2,133,877
1,325,087	3.44%, 04/16/2029(1)	1,333,207
	VOLT LXIV LLC
1,394,822	3.38%, 10/25/2047(1)(4)	1,393,689
	VOLT LXX LLC
992,452	4.12%, 09/25/2048(1)(4)	993,653

		7,800,339

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Whole Loan Collateral CMO - 7.3%
	Angel Oak Mortgage Trust LLC
$598,189	2.48%, 07/25/2047(1)(2)	$596,340
561,668	2.71%, 11/25/2047(1)(2)	560,522
116,822	2.81%, 01/25/2047(1)(2)	116,720
4,920,000	2.99%, 07/26/2049(1)(2)	4,919,943
2,015,152	3.92%, 11/25/2048(1)(2)	2,044,853
	Arroyo Mortgage Trust
5,540,000	2.96%, 10/25/2048(1)(2)	5,534,604
1,387,305	3.81%, 01/25/2049(1)(2)	1,411,631
	Bellemeade Re Ltd.
1,900,000	3.47%, 10/25/2027, 1 mo. USD LIBOR + 1.200%(1)(3)	1,899,997
	Bunker Hill Loan Depositary Trust
1,365,573	3.61%, 10/26/2048(1)(4)	1,379,128
	CIM Trust
2,867,766	3.00%, 04/25/2057(1)(2)	2,865,217
	Colombia Cent CLO Ltd.
1,270,000	3.43%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,270,723
	COLT Mortgage Loan Trust
1,130,573	2.76%, 08/25/2049(1)(2)	1,129,003
621,909	2.93%, 02/25/2048(1)(2)	621,548
808,532	3.47%, 07/27/2048(1)(2)	809,697
655,583	3.69%, 10/26/2048(1)(2)	661,258
872,082	3.71%, 03/25/2049(1)(2)	883,637
2,778,905	4.01%, 12/28/2048(1)(2)	2,821,057
	CSMC Trust
1,879,995	4.13%, 07/25/2058(1)(2)	1,894,773
	Deephaven Residential Mortgage Trust
539,008	2.45%, 06/25/2047(1)(2)	537,664
243,938	2.73%, 12/26/2046(1)(2)	243,498
352,605	2.81%, 10/25/2047(1)(2)	351,791
1,117,043	3.48%, 04/25/2058(1)(2)	1,126,144
2,687,552	3.79%, 08/25/2058(1)(2)	2,716,515
	Flagstar Mortgage Trust
1,866,550	4.00%, 09/25/2048	1,892,846
	Home Re Ltd.
1,010,000	4.03%, 10/25/2028, 1 mo. USD LIBOR + 1.600%	1,008,431
	MetLife Securitization Trust
1,055,659	3.00%, 04/25/2055(1)(2)	1,061,465
	MFA Trust
643,098	2.59%, 02/25/2057(1)(2)	640,040
	Mill City Mortgage Loan Trust
742,330	2.50%, 04/25/2057(1)(2)	738,959
2,216,493	2.75%, 01/25/2061(1)(2)	2,221,293
1,204,763	3.25%, 05/25/2062(1)(2)	1,218,068
2,332,682	3.50%, 05/25/2058(1)(2)	2,369,896
2,173,468	3.50%, 08/25/2058(1)(2)	2,217,039
	New Residential Mortgage LLC
2,969,711	3.61%, 05/25/2023(1)	2,994,132
3,247,734	3.79%, 07/25/2054(1)	3,282,591
	New Residential Mortgage Loan Trust
3,671,233	3.02%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	3,663,633
642,775	3.25%, 09/25/2056(1)(2)	650,398
1,046,552	3.50%, 12/25/2057(1)(2)	1,065,555
631,565	3.75%, 11/26/2035(1)(2)	648,171
448,884	3.75%, 03/25/2056(1)(2)	456,625
696,548	3.75%, 11/25/2056(1)(2)	714,783
1,290,438	4.00%, 02/25/2057(1)(2)	1,333,460
1,250,112	4.00%, 03/25/2057(1)(2)	1,296,161
879,366	4.00%, 04/25/2057(1)(2)	908,513
1,282,829	4.00%, 05/25/2057(1)(2)	1,330,264
2,015,351	4.00%, 09/25/2057(1)(2)	2,060,435
965,592	4.00%, 12/25/2057	999,856
	NRZ Advance Receivables Trust
2,700,000	2.59%, 07/15/2052(1)	2,699,697

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Preston Ridge Partners Mortgage Trust LLC
$1,405,183	3.75%, 04/25/2023(1)(2)	$1,405,945
	Radnor RE Ltd.
4,300,000	3.47%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	4,299,994
	Sequoia Mortgage Trust
647,677	4.00%, 09/25/2048(1)(2)	660,024
2,371,991	4.50%, 08/25/2048(1)(2)	2,451,511
	Spruce Hill Mortgage Loan Trust
1,397,307	3.40%, 04/29/2049	1,409,043
	Towd Point Mortgage Trust
1,009,997	2.25%, 04/25/2056(1)(2)	1,004,939
	Verus Securitization Trust
667,940	2.93%, 02/25/2048(1)(2)	667,449
2,014,142	3.68%, 06/01/2058(1)(2)	2,032,236
	Wells Fargo Mortgage Backed Securities Trust
2,933,276	4.00%, 04/25/2049(1)(2)	2,993,777

		90,793,492

	Total Asset & Commercial Mortgage Backed Securities (cost $202,958,054)	$203,693,213

Corporate Bonds - 54.3%
	Aerospace/Defense - 0.6%
	BAE Systems Holdings, Inc.
365,000	2.85%, 12/15/2020(1)	365,740
	L3Harris Technologies, Inc.
2,275,000	3.85%, 06/15/2023(1)	2,377,932
	United Technologies Corp.
4,825,000	3.65%, 08/16/2023	5,054,292

		7,797,964

	Agriculture - 0.3%
	Altria Group, Inc.
3,125,000	3.49%, 02/14/2022	3,191,720
	Reynolds American, Inc.
644,000	3.25%, 06/12/2020	647,350

		3,839,070

	Auto Manufacturers - 2.3%
	Daimler Finance North America LLC
2,000,000	2.00%, 07/06/2021(1)	1,979,602
	Ford Motor Credit Co. LLC
2,000,000	2.46%, 03/27/2020	1,996,778
3,125,000	3.35%, 11/01/2022(6)	3,121,848
	General Motors Financial Co., Inc.
2,500,000	3.15%, 06/30/2022	2,519,043
2,500,000	3.20%, 07/06/2021	2,520,104
2,500,000	4.20%, 11/06/2021	2,575,521
	Harley-Davidson Financial Services, Inc.
840,000	2.40%, 09/15/2019(1)	839,670
2,500,000	2.85%, 01/15/2021(1)	2,501,755
	Hyundai Capital America
2,490,000	2.60%, 03/19/2020(1)	2,489,593
1,825,000	4.13%, 06/08/2023(1)	1,899,226
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	994,222
1,250,000	2.55%, 03/08/2021(1)	1,248,204
	Volkswagen Group of America Finance LLC
750,000	2.45%, 11/20/2019(1)	749,577
3,025,000	4.25%, 11/13/2023(1)	3,212,602

		28,647,745

	Auto Parts & Equipment - 0.4%
	Goodyear Tire & Rubber Co.
4,237,000	8.75%, 08/15/2020	4,448,850

	Beverages - 0.5%
	Anheuser-Busch InBev Finance, Inc.
1,155,000	3.70%, 02/01/2024	1,214,572

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Anheuser-Busch InBev Worldwide, Inc.
$1,700,000	4.15%, 01/23/2025	$1,829,804
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,444,083
340,000	2.70%, 05/09/2022	341,053
	Molson Coors Brewing Co.
625,000	2.10%, 07/15/2021	621,295

		6,450,807

	Biotechnology - 0.5%
	Celgene Corp.
2,000,000	2.88%, 08/15/2020	2,007,802
2,000,000	3.55%, 08/15/2022	2,065,101
	Gilead Sciences, Inc.
1,750,000	3.25%, 09/01/2022	1,796,687

		5,869,590

	Chemicals - 1.6%
	Air Liquide Finance S.A.
4,500,000	1.75%, 09/27/2021(1)	4,445,406
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	939,800
3,225,000	4.63%, 11/15/2022	3,408,755
	DuPont de Nemours, Inc.
3,600,000	4.21%, 11/15/2023	3,832,330
	Eastman Chemical Co.
2,500,000	3.50%, 12/01/2021	2,548,633
	International Flavors & Fragrances, Inc.
1,235,000	3.40%, 09/25/2020	1,246,449
	Sherwin-Williams Co.
975,000	2.75%, 06/01/2022	982,190
	Syngenta Finance N.V.
2,000,000	3.70%, 04/24/2020(1)	2,012,654

		19,416,217

	Commercial Banks - 16.5%
	ABN Amro Bank N.V.
1,000,000	2.45%, 06/04/2020(1)	999,934
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,618,285
1,200,000	3.50%, 04/11/2022(7)	1,227,331
600,000	3.85%, 04/12/2023	622,207
	Bank of America Corp.
3,500,000	2.50%, 10/21/2022	3,501,804
2,000,000	2.63%, 04/19/2021	2,009,403
1,500,000	2.74%, 01/23/2022, (2.74% fixed rate until 01/23/2021; 3 mo. USD LIBOR + 0.370% thereafter)(8)	1,504,525
	Bank of New York Mellon Corp.
1,395,000	3.32%, 10/30/2023, 3 mo. USD LIBOR + 1.050%(3)	1,419,796
	Banque Federative du Credit Mutuel S.A.
1,500,000	2.70%, 07/20/2022(1)	1,508,663
	Barclays plc
2,500,000	2.75%, 11/08/2019	2,497,633
1,850,000	2.88%, 06/08/2020	1,852,335
2,625,000	3.25%, 01/12/2021	2,640,476
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(8)	1,826,446
	BB&T Corp.
1,750,000	2.05%, 05/10/2021	1,740,960
1,750,000	3.05%, 06/20/2022	1,781,682
	BBVA USA
1,555,000	2.75%, 09/29/2019	1,555,016
	BNP Paribas S.A.
580,000	2.95%, 05/23/2022(1)	584,786
750,000	3.50%, 03/01/2023(1)	769,145
	BPCE S.A.
1,750,000	2.75%, 01/11/2023(1)	1,764,460

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$300,000	3.00%, 05/22/2022(1)	$302,785
1,500,000	4.00%, 09/12/2023(1)	1,567,950
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(8)	1,249,283
1,250,000	3.50%, 09/13/2023	1,303,703
	Capital One Financial Corp.
1,250,000	3.05%, 03/09/2022	1,266,589
2,500,000	3.30%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(3)	2,507,714
1,750,000	3.45%, 04/30/2021	1,775,769
1,755,000	3.90%, 01/29/2024	1,848,583
	CIT Group, Inc.
2,500,000	4.13%, 03/09/2021	2,544,000
1,620,000	5.00%, 08/15/2022	1,717,200
3,980,000	5.00%, 08/01/2023	4,263,575
	Citigroup, Inc.
2,000,000	2.70%, 03/30/2021	2,009,864
4,500,000	2.90%, 12/08/2021	4,550,770
	Citizens Bank NA
770,000	2.55%, 05/13/2021	770,931
4,500,000	2.65%, 05/26/2022	4,523,899
	Citizens Financial Group, Inc.
665,000	2.38%, 07/28/2021	662,307
	Comerica, Inc.
3,550,000	3.70%, 07/31/2023	3,699,754
	Cooperatieve Rabobank UA
1,650,000	2.50%, 01/19/2021	1,652,714
1,500,000	2.75%, 01/10/2022	1,513,946
	Credit Agricole S.A.
1,800,000	2.75%, 06/10/2020(1)	1,805,691
735,000	3.75%, 04/24/2023(1)	762,184
	Credit Suisse Group AG
2,001,000	3.57%, 01/09/2023(1)	2,035,053
	Credit Suisse Group Funding Guernsey Ltd.
2,000,000	3.45%, 04/16/2021	2,028,462
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,102,685
1,250,000	2.70%, 03/02/2022(1)	1,249,421
1,250,000	2.80%, 03/10/2021(1)	1,251,484
5,510,000	5.00%, 01/12/2022(1)	5,771,137
	Deutsche Bank AG
1,190,000	2.70%, 07/13/2020	1,183,932
	Discover Bank
2,600,000	3.10%, 06/04/2020	2,610,159
	DNB Bank ASA
2,150,000	2.38%, 06/02/2021(1)(7)	2,147,231
	Fifth Third Bancorp
1,750,000	2.60%, 06/15/2022	1,760,845
2,000,000	3.65%, 01/25/2024	2,093,173
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,220,511
2,000,000	2.60%, 12/27/2020	2,000,667
660,000	2.63%, 04/25/2021	661,230
545,000	2.75%, 09/15/2020	546,777
1,005,000	2.88%, 02/25/2021	1,010,932
4,000,000	3.00%, 04/26/2022	4,032,042
1,500,000	3.20%, 02/23/2023	1,529,278
2,500,000	3.63%, 02/20/2024	2,594,934
	HSBC Holdings plc
1,800,000	2.95%, 05/25/2021	1,813,792
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(8)	2,164,153
1,150,000	3.40%, 03/08/2021	1,165,786
905,000	3.52%, 05/18/2024, 3 mo. USD LIBOR + 1.000%(3)	909,316
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	1,993,116

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,700,000	3.15%, 03/14/2021	$1,717,960
	ING Groep N.V.
705,000	3.15%, 03/29/2022	715,901
2,000,000	4.10%, 10/02/2023	2,114,331
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	1,952,296
1,675,000	3.38%, 01/12/2023(1)	1,678,194
750,000	6.50%, 02/24/2021(1)	786,373
	JP Morgan Chase & Co.
4,000,000	2.30%, 08/15/2021	3,990,976
3,000,000	2.55%, 03/01/2021	3,008,348
1,800,000	3.51%, 10/24/2023, 3 mo. USD LIBOR + 1.230%(3)	1,829,734
	KeyBank NA
1,500,000	2.40%, 06/09/2022	1,503,691
905,000	2.50%, 11/22/2021	906,284
1,700,000	3.30%, 02/01/2022	1,739,333
	Macquarie Group Ltd.
3,000,000	3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(8)	3,046,470
	Manufacturers & Traders Trust Co.
1,045,000	3.46%, 12/28/2020, 1 mo. USD LIBOR + 1.215%(3)	1,045,591
	Mitsubishi UFJ Financial Group, Inc.
3,580,000	2.62%, 07/18/2022	3,582,823
	Mizuho Financial Group, Inc.
1,500,000	2.63%, 04/12/2021(1)	1,502,880
2,000,000	2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(8)	2,006,931
	Morgan Stanley
920,000	2.50%, 04/21/2021	921,753
2,000,000	2.75%, 05/19/2022	2,014,504
1,000,000	3.21%, 07/22/2022, 3 mo. USD LIBOR + 0.930%(3)	1,007,110
2,000,000	3.68%, 10/24/2023, 3 mo. USD LIBOR + 1.400%(3)	2,039,460
1,750,000	5.63%, 09/23/2019	1,757,607
	NatWest Markets plc
4,125,000	3.63%, 09/29/2022(1)	4,181,486
	Regions Financial Corp.
2,500,000	2.75%, 08/14/2022	2,515,792
2,250,000	3.20%, 02/08/2021	2,272,758
1,500,000	3.80%, 08/14/2023	1,571,160
	Santander Holdings USA, Inc.
1,115,000	2.65%, 04/17/2020	1,114,831
3,530,000	3.70%, 03/28/2022	3,606,152
	Santander UK plc
2,250,000	2.38%, 03/16/2020	2,248,365
2,000,000	3.40%, 06/01/2021	2,031,238
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,403,356
1,500,000	2.80%, 03/11/2022	1,511,659
	Standard Chartered plc
3,000,000	2.40%, 09/08/2019(1)	2,999,520
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(8)	3,502,153
	SunTrust Banks, Inc.
895,000	2.90%, 03/03/2021	900,794
	Svenska Handelsbanken AB
1,010,000	1.88%, 09/07/2021	999,789
	UBS Group Funding Switzerland AG
2,750,000	3.00%, 04/15/2021(1)	2,772,340
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)	3,306,492
3,035,000	6.57%, 01/14/2022(1)	3,247,855
	Wells Fargo & Co.
2,500,000	2.50%, 03/04/2021	2,508,539
3,000,000	3.49%, 10/31/2023, 3 mo. USD LIBOR + 1.230%(3)	3,055,986

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,795,000	3.75%, 01/24/2024	$1,880,759

		207,099,788

	Commercial Services - 0.9%
	Equifax, Inc.
1,035,000	3.30%, 12/15/2022	1,054,460
2,555,000	3.95%, 06/15/2023	2,660,903
	ERAC USA Finance LLC
1,870,000	2.35%, 10/15/2019(1)	1,869,405
	IHS Markit Ltd.
2,750,000	4.13%, 08/01/2023	2,871,000
	Total System Services, Inc.
1,500,000	3.80%, 04/01/2021	1,526,579
1,500,000	4.00%, 06/01/2023	1,566,167

		11,548,514

	Construction Materials - 0.2%
	Fortune Brands Home & Security, Inc.
2,000,000	3.00%, 06/15/2020	2,006,767

	Diversified Financial Services - 2.7%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
910,000	3.30%, 01/23/2023	922,188
	AIG Global Funding
2,230,000	2.30%, 07/01/2022(1)	2,219,837
	Air Lease Corp.
2,500,000	2.13%, 01/15/2020	2,494,814
2,700,000	2.63%, 07/01/2022	2,690,601
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,232,331
1,400,000	4.40%, 09/25/2023	1,454,831
3,075,000	5.13%, 03/15/2021	3,181,049
	Ally Financial, Inc.
2,690,000	3.88%, 05/21/2024	2,777,425
	CNA Financial Corp.
2,500,000	7.25%, 11/15/2023	2,919,407
	Credit Agricole S.A.
1,150,000	2.38%, 07/01/2021(1)	1,149,640
	goeasy Ltd.
2,000,000	7.88%, 11/01/2022(1)	2,085,000
	Navient Corp.
1,250,000	8.00%, 03/25/2020	1,289,062
	Protective Life Global Funding
2,525,000	2.62%, 08/22/2022(1)	2,532,128
	Societe Generale S.A.
1,350,000	2.50%, 04/08/2021(1)	1,349,892
1,800,000	3.25%, 01/12/2022(1)	1,820,574
	Synchrony Financial
610,000	2.70%, 02/03/2020	609,878
2,135,000	2.85%, 07/25/2022	2,135,996
1,245,000	4.38%, 03/19/2024	1,311,002

		34,175,655

	Electric - 2.8%
	AEP Texas, Inc.
2,500,000	2.40%, 10/01/2022	2,495,620
	CenterPoint Energy, Inc.
3,400,000	3.85%, 02/01/2024	3,557,027
	Dominion Energy, Inc.
2,475,000	3.07%, 08/15/2024(4)	2,496,782
	Edison International
2,000,000	2.40%, 09/15/2022	1,957,959
2,750,000	2.95%, 03/15/2023	2,719,782
	Emera U.S. Finance L.P.
395,000	2.70%, 06/15/2021	395,441
	Enel Finance International N.V.
3,150,000	2.88%, 05/25/2022(1)	3,168,907
1,500,000	4.25%, 09/14/2023(1)	1,579,473

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Eversource Energy
$1,055,000	2.50%, 03/15/2021	$1,055,192
890,000	3.80%, 12/01/2023	937,063
	Exelon Corp.
805,000	2.85%, 06/15/2020	807,022
	FirstEnergy Corp.
970,000	2.85%, 07/15/2022	979,332
	Fortis, Inc.
2,285,000	2.10%, 10/04/2021	2,262,371
	ITC Holdings Corp.
1,850,000	2.70%, 11/15/2022	1,855,328
	Potomac Electric Power Co.
705,000	3.05%, 04/01/2022	719,058
	Public Service Enterprise Group, Inc.
3,410,000	2.88%, 06/15/2024	3,449,238
	SCANA Corp.
1,341,000	4.75%, 05/15/2021	1,374,895
	Southern Co.
3,000,000	2.35%, 07/01/2021	2,991,205

		34,801,695

	Electronics - 0.1%
	Fortive Corp.
850,000	2.35%, 06/15/2021	846,596

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,760,000	3.17%, 04/09/2047(1)	1,771,114

	Entertainment - 0.2%
	Eldorado Resorts, Inc.
2,835,000	7.00%, 08/01/2023	2,962,575

	Environmental Control - 0.2%
	Republic Services, Inc.
2,245,000	2.50%, 08/15/2024(6)	2,241,428

	Food - 1.8%
	Conagra Brands, Inc.
6,020,000	3.80%, 10/22/2021	6,184,116
2,000,000	4.30%, 05/01/2024	2,123,900
	Danone S.A.
4,000,000	2.08%, 11/02/2021(1)	3,965,378
770,000	3.00%, 06/15/2022(1)	782,790
	Kraft Heinz Foods Co.
1,425,000	2.80%, 07/02/2020	1,426,909
860,000	4.00%, 06/15/2023	899,435
	Kroger Co.
1,415,000	1.50%, 09/30/2019	1,412,625
	Mondelez International Holdings Netherlands B.V.
2,500,000	2.00%, 10/28/2021(1)	2,474,472
	Tyson Foods, Inc.
1,000,000	2.25%, 08/23/2021	995,699
2,000,000	4.50%, 06/15/2022	2,109,088

		22,374,412

	Gas - 0.1%
	CenterPoint Energy Resources Corp.
1,605,000	4.50%, 01/15/2021	1,641,740

	Healthcare-Products - 0.3%
	Boston Scientific Corp.
2,260,000	3.45%, 03/01/2024	2,346,490
	Life Technologies Corp.
1,850,000	5.00%, 01/15/2021	1,903,007

		4,249,497

	Healthcare-Services - 0.8%
	Anthem, Inc.
1,500,000	2.95%, 12/01/2022	1,519,126

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Cigna Corp.
$3,130,000	3.75%, 07/15/2023(1)	$3,250,899
	Dignity Health
1,810,000	2.64%, 11/01/2019	1,809,746
	Laboratory Corp. of America Holdings
590,000	2.63%, 02/01/2020	590,087
	UnitedHealth Group, Inc.
3,300,000	3.50%, 02/15/2024	3,461,768

		10,631,626

	Home Builders - 0.2%
	Toll Brothers Finance Corp.
2,000,000	5.88%, 02/15/2022	2,125,000

	Household Products/Wares - 0.2%
	Church & Dwight Co., Inc.
2,515,000	2.88%, 10/01/2022	2,541,731

	Insurance - 1.4%
	Assurant, Inc.
1,250,000	4.20%, 09/27/2023	1,297,868
	AXA Equitable Holdings, Inc.
785,000	3.90%, 04/20/2023	817,439
	Jackson National Life Global Funding
3,000,000	2.50%, 06/27/2022(1)	2,998,447
	Liberty Mutual Group, Inc.
2,000,000	4.95%, 05/01/2022(1)	2,110,967
	Marsh & McLennan Cos., Inc.
2,315,000	3.88%, 03/15/2024	2,451,533
	Metropolitan Life Global Funding
3,000,000	3.38%, 01/11/2022(1)	3,071,990
	Trinity Acquisition plc
705,000	3.50%, 09/15/2021	716,525
	Unum Group
1,445,000	3.00%, 05/15/2021	1,453,013
	Willis North America, Inc.
2,250,000	3.60%, 05/15/2024	2,326,645

		17,244,427

	Internet - 0.5%
	Netflix, Inc.
2,000,000	5.50%, 02/15/2022	2,119,400
	Tencent Holdings Ltd.
3,630,000	2.99%, 01/19/2023(1)	3,666,028

		5,785,428

	Iron/Steel - 0.5%
	ArcelorMittal
2,500,000	5.13%, 06/01/2020	2,551,090
1,500,000	6.25%, 02/25/2022	1,623,150
	Steel Dynamics, Inc.
1,500,000	5.13%, 10/01/2021	1,503,750
1,000,000	5.25%, 04/15/2023	1,020,000

		6,697,990

	IT Services - 0.9%
	Hewlett Packard Enterprise Co.
1,250,000	3.50%, 10/05/2021	1,272,213
1,250,000	3.60%, 10/15/2020	1,264,693
	International Business Machines Corp.
5,775,000	3.00%, 05/15/2024	5,908,804
	NCR Corp.
1,250,000	4.63%, 02/15/2021	1,251,563
2,200,000	5.00%, 07/15/2022	2,207,590

		11,904,863

	Lodging - 1.4%
	Choice Hotels International, Inc.
3,320,000	5.70%, 08/28/2020	3,415,450

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Las Vegas Sands Corp.
$5,090,000	3.20%, 08/08/2024	$5,113,368
	Marriott International, Inc.
1,500,000	2.30%, 01/15/2022	1,492,657
2,500,000	3.60%, 04/15/2024	2,606,261
	MGM Resorts International
2,000,000	5.25%, 03/31/2020	2,030,000
2,300,000	6.00%, 03/15/2023	2,495,500

		17,153,236

	Machinery-Diversified - 0.4%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,040,380
995,000	4.38%, 04/05/2022	1,031,795
	Roper Technologies, Inc.
1,500,000	3.65%, 09/15/2023	1,560,899

		4,633,074

	Media - 1.4%
	CBS Corp.
815,000	2.90%, 06/01/2023	819,950
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,500,000	5.13%, 05/01/2023(1)	1,535,850
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,685,000	3.58%, 07/23/2020	1,697,759
	Comcast Corp.
3,185,000	3.70%, 04/15/2024	3,367,855
	Cox Communications, Inc.
905,000	2.95%, 06/30/2023(1)	914,115
	Discovery Communications LLC
1,075,000	2.20%, 09/20/2019	1,074,394
2,195,000	2.80%, 06/15/2020	2,196,665
	Fox Corp.
550,000	3.67%, 01/25/2022(1)	566,870
735,000	4.03%, 01/25/2024(1)	778,346
	Sky Ltd.
1,770,000	2.63%, 09/16/2019(1)	1,769,893
	Videotron Ltd.
2,675,000	5.00%, 07/15/2022	2,794,572

		17,516,269

	Mining - 0.3%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,299,928
1,500,000	4.13%, 04/15/2021(1)	1,530,000
	Glencore Funding LLC
320,000	3.00%, 10/27/2022(1)	321,472

		4,151,400

	Miscellaneous Manufacturing - 0.1%
	Parker-Hannifin Corp.
1,480,000	2.70%, 06/14/2024	1,489,189

	Office/Business Equipment - 0.7%
	Pitney Bowes, Inc.
4,425,000	3.88%, 09/15/2020	4,408,406
	Xerox Corp.
4,000,000	2.75%, 09/01/2020	3,993,600

		8,402,006

	Oil & Gas - 1.8%
	Aker BP ASA
3,075,000	4.75%, 06/15/2024(1)	3,167,250
	Anadarko Petroleum Corp.
1,991,000	4.85%, 03/15/2021	2,053,259
	Canadian Natural Resources Ltd.
875,000	2.95%, 01/15/2023	883,582

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Cimarex Energy Co.
	$2,795,000	4.38%, 06/01/2024	$2,945,588
		Eni S.p.A.
	3,400,000	4.00%, 09/12/2023(1)	3,548,854
		EQT Corp.
	3,000,000	2.50%, 10/01/2020	2,978,155
		Marathon Oil Corp.
	1,726,000	2.70%, 06/01/2020	1,726,891
		Noble Energy, Inc.
	1,015,000	4.15%, 12/15/2021	1,046,219
		Petroleos Mexicanos
EUR	2,535,000	3.13%, 11/27/2020(9)	2,872,053
		Pioneer Natural Resources Co.
	$1,565,000	3.45%, 01/15/2021	1,585,091

			22,806,942

		Pharmaceuticals - 2.4%
		AbbVie, Inc.
	1,250,000	2.30%, 05/14/2021	1,248,193
	1,330,000	2.50%, 05/14/2020	1,329,861
		Allergan Funding SCS
	3,855,000	3.00%, 03/12/2020	3,863,205
		Bayer U.S. Finance LLC
	1,300,000	2.38%, 10/08/2019(1)	1,298,810
	2,000,000	3.50%, 06/25/2021(1)	2,027,817
	1,400,000	3.88%, 12/15/2023(1)	1,443,579
		Elanco Animal Health, Inc.
	4,075,000	3.91%, 08/27/2021	4,161,592
	2,560,000	4.27%, 08/28/2023	2,692,662
		McKesson Corp.
	2,070,000	3.65%, 11/30/2020	2,101,286
		Mylan N.V.
	945,000	3.75%, 12/15/2020	959,887
		Shire Acquisitions Investments Ireland DAC
	3,000,000	1.90%, 09/23/2019	2,997,597
		Takeda Pharmaceutical Co., Ltd.
	1,365,000	3.80%, 11/26/2020(1)	1,387,875
		Teva Pharmaceutical Finance Netherlands B.V.
	4,850,000	2.20%, 07/21/2021	4,551,482

			30,063,846

		Pipelines - 1.4%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	240,000	3.50%, 12/01/2022	245,006
		Energy Transfer Operating L.P.
	1,130,000	4.20%, 09/15/2023	1,184,553
	2,150,000	4.50%, 04/15/2024	2,284,159
		Enterprise Products Operating LLC
	1,700,000	2.85%, 04/15/2021	1,710,737
		EQM Midstream Partners L.P.
	2,775,000	4.75%, 07/15/2023	2,839,802
		Kinder Morgan Energy Partners L.P.
	850,000	4.15%, 03/01/2022	883,180
	1,175,000	5.30%, 09/15/2020	1,209,479
	865,000	6.85%, 02/15/2020	883,845
		Sunoco Logistics Partners Operations L.P.
	2,050,000	4.40%, 04/01/2021	2,104,463
		Western Midstream Operating L.P.
	750,000	4.00%, 07/01/2022	763,348
		Williams Cos., Inc.
	3,000,000	4.30%, 03/04/2024	3,178,650

			17,287,222

		Real Estate Investment Trusts - 1.8%
		American Tower Corp.
	1,750,000	3.00%, 06/15/2023	1,774,606
	1,755,000	3.30%, 02/15/2021	1,776,857

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$2,350,000	3.38%, 05/15/2024	$2,416,065
	Crown Castle International Corp.
1,500,000	3.15%, 07/15/2023	1,529,298
240,000	3.40%, 02/15/2021	242,811
	Realty Income Corp.
2,000,000	3.25%, 10/15/2022	2,048,470
	Scentre Group Trust
1,870,000	2.38%, 11/05/2019(1)	1,868,884
	WEA Finance LLC
2,000,000	3.15%, 04/05/2022(1)	2,025,963
	WEA Finance LLC / Westfield UK & Europe Finance plc
1,100,000	3.25%, 10/05/2020(1)	1,108,439
	Ventas Realty L.P.
3,700,000	2.65%, 01/15/2025	3,669,307
	Welltower, Inc.
2,000,000	3.63%, 03/15/2024	2,079,883
2,000,000	3.95%, 09/01/2023	2,100,593

		22,641,176

	Retail - 0.9%
	Alimentation Couche-Tard, Inc.
2,250,000	2.35%, 12/13/2019(1)	2,248,204
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,334,296
715,000	2.80%, 07/20/2020	716,367
1,120,000	3.35%, 03/09/2021	1,134,600
2,500,000	3.70%, 03/09/2023	2,579,382
	Dollar Tree, Inc.
1,790,000	3.70%, 05/15/2023	1,845,724

		10,858,573

	Savings & Loans - 0.1%
	Nationwide Building Society
1,400,000	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(8)	1,418,630

	Semiconductors - 1.0%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
2,700,000	2.38%, 01/15/2020	2,696,241
	Broadcom, Inc.
1,500,000	3.13%, 10/15/2022(1)	1,505,153
1,500,000	3.63%, 10/15/2024(1)	1,503,587
	Microchip Technology, Inc.
1,140,000	3.92%, 06/01/2021	1,159,649
	NXP B.V. / NXP Funding LLC
2,000,000	4.13%, 06/01/2021(1)	2,045,465
860,000	4.88%, 03/01/2024(1)	922,438
	QUALCOMM, Inc.
2,700,000	3.00%, 05/20/2022	2,745,607

		12,578,140

	Software - 0.2%
	Fidelity National Information Services, Inc.
541,000	2.25%, 08/15/2021	538,955
	Fiserv, Inc.
1,380,000	3.80%, 10/01/2023	1,446,161

		1,985,116

	Telecommunications - 1.7%
	AT&T, Inc.
2,000,000	2.80%, 02/17/2021	2,011,822
2,000,000	3.60%, 02/17/2023	2,071,477
	Nokia Oyj
5,500,000	3.38%, 06/12/2022	5,587,010
	Sprint Communications, Inc.
3,169,000	7.00%, 03/01/2020(1)	3,236,341

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
$5,228,438	3.36%, 03/20/2023(1)	$5,244,123
	Telefonica Emisiones S.A.
2,000,000	4.57%, 04/27/2023	2,151,492
	Verizon Communications, Inc.
1,000,000	5.15%, 09/15/2023	1,109,114

		21,411,379

	Transportation - 1.2%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,499,995
1,000,000	3.20%, 07/15/2020(1)	1,004,388
2,065,000	3.45%, 07/01/2024(1)	2,130,820
1,250,000	3.90%, 02/01/2024(1)	1,309,533
2,000,000	4.13%, 08/01/2023(1)	2,095,437
	Ryder System, Inc.
1,270,000	2.25%, 09/01/2021	1,264,702
1,075,000	2.45%, 09/03/2019	1,074,780
	TTX Co.
4,450,000	3.60%, 01/15/2025(1)	4,693,169

		15,072,824

	Trucking & Leasing - 0.9%
	Aviation Capital Group LLC
2,650,000	3.88%, 05/01/2023(1)	2,731,819
	Avolon Holdings Funding Ltd.
3,000,000	3.63%, 05/01/2022(1)	3,041,100
2,950,000	5.13%, 10/01/2023(1)	3,134,670
	GATX Corp.
2,500,000	4.35%, 02/15/2024	2,646,292

		11,553,881

	Total Corporate Bonds (cost $669,210,439)	$680,143,992

Foreign Government Obligations - 0.5%
	Qatar - 0.5%
	Qatar Government International Bond
4,700,000	3.38%, 03/14/2024(1)	4,888,000
1,960,000	3.88%, 04/23/2023(1)	2,065,350

		6,953,350

	Total Foreign Government Obligations (cost $6,641,541)	$6,953,350

Municipal Bonds - 0.6%
	General Obligation - 0.3%
	Cook County, IL, GO
2,805,000	4.74%, 11/15/2022	2,923,119

	Higher Education - 0.2%
	Chicago, IL, Board of Education, GO
2,630,000	5.28%, 12/01/2022	2,687,071

	Transportation - 0.1%
	Alameda Corridor Transportation Auth, CA
1,750,000	0.00%, 10/01/2022(10)	1,603,315

	Total Municipal Bonds (cost $7,105,631)	$7,213,505

Senior Floating Rate Interests - 17.4%(11)
	Aerospace/Defense - 0.4%
	Circor International, Inc.
1,359,562	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$1,358,433
	Fly Funding S.a.r.l.
515,152	4.56%, 02/09/2023, 3 mo. USD LIBOR + 2.000%	515,152
	TransDigm, Inc.
3,789,954	4.83%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	3,768,048

		5,641,633

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Airlines - 0.3%
		American Airlines, Inc.
	$1,541,983	4.06%, 06/27/2025, 1 mo. USD LIBOR + 1.750%	$1,510,188
	970,000	4.24%, 04/28/2023, 1 mo. USD LIBOR + 2.000%	965,635
	960,000	4.38%, 10/12/2021, 1 mo. USD LIBOR + 2.000%	959,203

			3,435,026

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	709,200	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	710,533

		Auto Parts & Equipment - 0.4%
		Adient U.S. LLC
	1,125,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	1,080,000
		AL Alpine AT Bidco GmbH
EUR	330,000	3.00%, 10/31/2025, 3 mo. EURIBOR + 3.500%	362,570
		Altra Industrial Motion Corp.
	$766,343	4.23%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	763,470
		IAA, Inc.
	395,000	0.00%, 06/28/2026, 1 mo. USD LIBOR + 2.250%(12)	396,481
		Panther BF Aggregator L.P.
EUR	1,620,000	3.75%, 04/30/2026, 1 mo. EUR LIBOR + 3.750%	1,793,341
	$1,125,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,124,302

			5,520,164

		Beverages - 0.1%
		Jacobs Douwe Egberts International B.V.
	825,585	4.44%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	824,553

		Biotechnology - 0.0%
		Sotera Health Holdings LLC
	289,945	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	286,683

		Chemicals - 0.6%
		Axalta Coating Systems U.S. Holdings, Inc.
	1,083,744	4.08%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	1,077,144
		Cabot Microelectronics Corp.
	865,059	4.50%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	866,140
		CTC AcquiCo GmbH
EUR	638,936	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	693,474
		Hexion, Inc.
	$750,000	0.00%, 06/25/2026, 1 mo. USD LIBOR + 3.500%(12)	748,125
		Minerals Technologies, Inc.
	301,583	4.54%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	302,211
		Momentive Performance Materials, Inc.
	515,000	5.59%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	512,106
		Platform Specialty Products Corp.
	681,575	4.48%, 01/30/2026, 1 mo. ICE LIBOR + 2.250%	681,009
		Starfruit Finco B.V.
EUR	150,000	3.75%, 10/01/2025, 3 mo. EURIBOR + 3.750%	165,507
	$349,125	5.61%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	342,726
		Tronox Finance LLC
	643,142	5.27%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	638,016
		Univar, Inc.
	662,511	4.48%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	663,061
	277,710	4.73%, 07/01/2024, 1 mo. ICE LIBOR + 2.500%	277,318
		WR Grace & Co.
	823,775	4.08%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	822,746

			7,789,583

		Commercial Services - 1.7%
		Allied Universal Holdco LLC
	85,312	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(12)(13)	85,450
	861,657	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	863,044
		Blackhawk Network Holdings, Inc.
	2,021,615	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	2,015,712
		Bright Horizons Family Solutions, Inc.
	606,722	3.98%, 11/07/2023, 1 mo. USD LIBOR + 1.750%	606,722

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		BrightView Landscapes LLC
	$833,176	4.78%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	$833,868
		Dun & Bradstreet Corp.
	1,805,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	1,815,722
		Energizer Holdings, Inc.
	314,400	4.69%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	313,812
		Garda World Security Corp.
	480,000	0.00%, 05/24/2024, 1 mo. USD LIBOR + 3.500%(12)	480,384
		Quikrete Holdings, Inc.
	1,683,897	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	1,668,692
		Russell Investments U.S. Inst’l Holdco, Inc.
	1,975,963	5.48%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	1,960,313
		Techem GmbH
EUR	945,000	3.75%, 07/31/2025, 3 mo. EURIBOR + 3.750%	1,050,185
		Tempo Acquisition LLC
	$1,783,600	5.23%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	1,785,829
		Trans Union LLC
	1,658,838	4.23%, 04/10/2023, 1 mo. USD LIBOR + 2.000%	1,662,205
		United Rentals, Inc.
	3,587,888	3.98%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	3,588,784
		Verisure Holding AB
EUR	1,015,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	1,125,392
		Weight Watchers International, Inc.
	$939,508	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	930,705
		Xerox Business Services LLC
	731,250	4.73%, 12/07/2023, 1 mo. USD LIBOR + 2.500%	717,539

			21,504,358

		Construction Materials - 0.1%
		NCI Building Systems, Inc.
	1,295,188	6.12%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,263,883
		Tamko Building Products, Inc.
	385,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	385,963

			1,649,846

		Distribution/Wholesale - 0.1%
		Beacon Roofing Supply, Inc.
	286,375	4.62%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	284,863
		Hamilton Holdco LLC
	524,700	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	524,044

			808,907

		Diversified Financial Services - 0.6%
		AlixPartners LLP
EUR	364,088	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	403,214
	$1,363,613	4.98%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	1,364,826
		Crown Finance U.S., Inc.
	1,651,019	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,644,084
		Delos Finance S.a.r.l.
	570,833	4.08%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	572,021
		FinCo I LLC
	585,862	4.23%, 12/27/2022, 1 mo. USD LIBOR + 2.000%	587,767
		Nets Holding A/S
EUR	621,771	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	684,556
		NFP Corp.
	$258,375	5.23%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	254,499
		RP Crown Parent LLC
	443,625	4.98%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	442,294
		UFC Holdings LLC
	164,577	5.49%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	164,834
		Victory Capital Holdings, Inc.
	1,189,091	5.57%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	1,195,405

			7,313,500

		Electrical Components & Equipment - 0.0%
		Lumentum Holdings
	388,050	4.73%, 12/10/2025, 1 mo. USD LIBOR + 2.500%	389,020

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Electronics - 0.1%
		Resideo Funding, Inc.
	$776,100	4.33%, 10/24/2025, 3 mo. USD LIBOR + 2.000%	$775,619

		Energy-Alternate Sources - 0.2%
		AES Corp.
	553,529	4.27%, 05/31/2022, 3 mo. USD LIBOR + 1.750%	553,069
		BCP Renaissance Parent LLC
	1,529,550	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	1,527,317
		Medallion Midland Acquisition LLC
	459,272	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	452,383
		TEX Operations Co. LLC
	552,350	4.23%, 08/04/2023, 1 mo. USD LIBOR + 2.000%	552,886

			3,085,655

		Engineering & Construction - 0.2%
		Brand Energy & Infrastructure Services, Inc.
	1,960,000	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,889,558
		Pike Corp.
	295,273	0.00%, 07/19/2026, 1 mo. USD LIBOR + 3.250%(12)	296,380

			2,185,938

		Entertainment - 0.2%
		CityCenter Holdings LLC
	477,151	4.48%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	477,748
		Scientific Games International, Inc.
	512,525	4.98%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	509,404
		Wyndham Hotels & Resorts, Inc.
	1,007,388	3.98%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	1,009,281

			1,996,433

		Environmental Control - 0.3%
		Advanced Disposal Services, Inc.
	1,141,948	4.60%, 11/10/2023, 1 Week USD LIBOR + 2.250%	1,143,810
		Clean Harbors, Inc.
	1,729,799	3.98%, 06/28/2024, 1 mo. USD LIBOR + 1.750%	1,733,259
		Fluidra Finco SLU
EUR	524,700	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	584,473

			3,461,542

		Food - 0.1%
		CHG PPC Parent LLC
	$232,650	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	231,342
		IRB Holding Corp.
	481,344	5.55%, 02/05/2025, 1 mo. USD LIBOR + 3.250%	479,111
		Post Holdings, Inc.
	1,166,645	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	1,166,319

			1,876,772

		Food Service - 0.1%
		8th Avenue Food & Provisions, Inc.
	353,225	6.11%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	354,331
		Aramark Services, Inc.
	554,934	4.08%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	554,701

			909,032

		Gas - 0.1%
		Messer Industries GmbH
EUR	150,000	2.75%, 03/01/2026, 3 mo. EURIBOR + 2.750%	166,050
	$588,525	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	585,583

			751,633

		Healthcare-Products - 0.1%
		Avantor, Inc.
	$242,987	5.23%, 11/21/2024, 3 mo. USD LIBOR +3.000%	$245,011
		Emerald TopCo, Inc.
	540,000	0.00%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(12)	538,515

			783,526

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Healthcare-Services - 0.7%
		Agiliti Health, Inc.
	$289,275	5.44%, 01/04/2026, UNFND + 3.000%	$289,637
		Ensemble RCM LLC
	380,000	0.00%, 08/03/2026, 1 mo. USD LIBOR + 3.750%(12)	380,239
		Envision Healthcare Corp.
	1,323,350	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	1,134,495
		Gentiva Health Services, Inc.
	808,819	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	812,863
		IQVIA, Inc.
EUR	589,050	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	653,859
		Jaguar Holding Co.
	$569,125	4.73%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	567,907
		MPH Acquisition Holdings LLC
	1,714,251	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,662,823
		Surgery Center Holdings, Inc.
	482,417	5.49%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	465,533
		Syneos Health, Inc.
	915,101	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	912,475
		Team Health Holdings, Inc.
	995,048	4.98%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	869,005
		Universal Health Services, Inc.
	1,532,300	3.98%, 10/31/2025, 1 mo. USD LIBOR + 1.750%	1,533,572

			9,282,408

		Household Products - 0.1%
		Diamond (BC) B.V.
EUR	157,600	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	161,223
	$605,775	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	547,724
		Prestige Brands, Inc.
	135,720	4.23%, 01/26/2024, 1 mo. USD LIBOR + 2.000%	135,550

			844,497

		Insurance - 0.6%
		Asurion LLC
	2,506,434	5.23%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	2,510,469
	891,354	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	893,030
	865,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	879,774
		Genworth Holdings, Inc.
	237,000	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	238,481
		Hub International Ltd.
	1,371,150	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,355,999
		Sedgwick Claims Management Services, Inc.
	1,427,825	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,404,366

			7,282,119

		IT Services - 0.1%
		Science Applications International Corp.
	1,880,788	3.98%, 10/31/2025, 1 mo. ICE LIBOR + 1.750%	1,873,735

		Leisure Time - 0.7%
		Caesars Resort Collection LLC
	2,978,036	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	2,952,455
		Delta (LUX) S.a.r.l.
	2,733,990	4.73%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	2,697,382
		Eldorado Resorts LLC
	910,562	4.58%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	908,859
		Golden Entertainment, Inc.
	1,630,850	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,634,927
		Penn National Gaming, Inc.
	1,016,147	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,017,295

			9,210,918

		Lodging - 0.7%
		Boyd Gaming Corp.
	1,260,341	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	1,259,395
		Caesars Entertainment Operating Co.
	1,998,366	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	1,992,870

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Four Seasons Hotels Ltd.
$692,188	4.23%, 11/30/2023, 1 mo. USD LIBOR + 2.000%	$692,728
	Hilton Worldwide Finance LLC
974,847	4.02%, 06/22/2026, 1 mo. USD LIBOR + 1.750%	977,391
	Station Casinos LLC
1,692,321	4.74%, 06/08/2023, 1 mo. USD LIBOR + 2.500%	1,694,538
	Wynn Resorts, Ltd.
1,855,675	4.66%, 10/30/2024, 1 mo. USD LIBOR + 2.250%	1,857,067

		8,473,989

	Machinery - Construction & Mining - 0.1%
	Brookfield WEC Holdings, Inc.
1,299,844	5.73%, 08/01/2025, 1 mo. USD LIBOR + 3.500%	1,303,093

	Machinery-Diversified - 0.2%
	Gardner Denver, Inc.
982,382	4.98%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	984,209
	Gates Global LLC
1,039,815	4.98%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	1,034,803

		2,019,012

	Media - 2.5%
	Advantage Sales & Marketing, Inc.
833,546	5.58%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	771,480
	Altice Financing S.A.
854,775	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	821,653
	Charter Communications Operating LLC
1,635,639	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	1,638,060
	CSC Holdings LLC
926,181	4.58%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	922,708
1,243,750	4.58%, 01/15/2026, 1 mo. ICE LIBOR + 2.250%	1,239,086
548,063	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	547,377
	E.W. Scripps Co.
708,225	4.98%, 05/01/2026, 1 mo. USD LIBOR + 2.750%	709,110
	Gray Television, Inc.
1,397,975	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	1,400,715
	ION Media Networks, Inc.
2,447,004	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(12)	2,443,187
	Lamar Media Corp.
666,563	4.13%, 03/14/2025, 1 mo. USD LIBOR + 1.750%	666,982
	Mission Broadcasting, Inc.
71,687	4.65%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	71,329
	MTN Infrastructure TopCo, Inc.
1,070,966	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	1,065,611
	NASCAR Holdings, Inc.
355,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(12)	356,555
	Nexstar Broadcasting, Inc.
2,220,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(12)	2,219,534
359,864	4.49%, 01/17/2024, 1 mo. ICE LIBOR + 2.250%	358,064
	Numericable Group S.A.
718,463	4.98%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	691,520
	PSAV Holdings LLC
1,190,927	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	1,157,439
	Shutterfly, Inc.
1,006,703	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	1,006,542
	Sinclair Television Group, Inc.
892,857	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(12)	893,973
	Telenet Financing USD LLC
1,950,000	4.58%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	1,940,855
	Tribune Media Co.
1,468,514	5.23%, 01/27/2024, 1 mo. USD LIBOR + 3.000%	1,465,768
	Unitymedia Finance LLC
1,500,000	4.35%, 06/01/2023, 1 mo. USD LIBOR + 2.000%	1,498,245
1,125,000	4.60%, 09/30/2025, 1 mo. USD LIBOR + 2.250%	1,124,033
820,000	4.60%, 01/15/2026, 1 mo. USD LIBOR + 2.250%	819,172
	UPC Financing Partnership
1,057,911	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	1,057,361

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Virgin Media Bristol LLC
	$2,325,000	4.83%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	$2,329,371
		Web.com Group, Inc.
	268,059	6.08%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	266,502
		Ziggo Secured Finance Partnership
	1,245,000	4.83%, 04/15/2025, 1 mo. USD LIBOR + 2.500%	1,236,870

			30,719,102

		Metal Fabricate/Hardware - 0.1%
		Rexnord LLC
	1,624,278	4.23%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	1,629,914

		Miscellaneous Manufacturing - 0.2%
		Core & Main LP
	165,000	5.24%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	164,794
		H.B. Fuller Co.
	1,080,534	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	1,073,780
		USI, Inc.
	1,724,806	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,699,296

			2,937,870

		Oil & Gas - 0.2%
		California Resources Corp.
	730,000	6.99%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	694,595
		NorthRiver Midstream Finance L.P.
	779,113	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	779,393
		Traverse Midstream Partners LLC
	694,750	6.26%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	678,771

			2,152,759

		Oil & Gas Services - 0.1%
		Lower Cadence Holdings LLC
	655,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	653,087

		Packaging & Containers - 0.6%
		Berlin Packaging LLC
	248,120	5.38%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	243,364
		Berry Global, Inc.
EUR	665,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	736,383
	$968,010	4.63%, 10/01/2022, 1 mo. USD LIBOR + 2.250%	967,352
	1,200,000	4.90%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	1,198,380
		Crown Americas LLC
	228,068	4.37%, 04/03/2025, 1 Week USD LIBOR + 2.000%	228,686
		Crown European Holdings S.A.
EUR	306,912	2.38%, 04/03/2025, 1 mo. EURIBOR + 2.375%	342,058
		Flex Acquisition Co., Inc.
	$952,054	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	909,060
	997,633	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	954,296
		Reynolds Group Holdings, Inc.
	2,195,792	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	2,194,298

			7,773,877

		Pharmaceuticals - 0.4%
		Bausch Health Co., Inc.
	1,242,188	5.13%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	1,241,417
		Catalent Pharma Solutions, Inc.
	708,225	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	711,327
		Endo Luxembourg Finance Co., S.a r.l.
	1,460,200	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	1,329,702
		IQVIA, Inc.
	524,008	4.33%, 03/07/2024, 3 mo. USD LIBOR + 2.000%	524,994
		Valeant Pharmaceuticals International, Inc.
	1,008,070	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	1,011,346

			4,818,786

		Real Estate Investment Trusts - 0.2%
		KFC Holding Co.
	1,094,329	4.05%, 04/03/2025, 1 mo. USD LIBOR + 1.750%	1,092,961

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		VICI Properties LLC
	$1,345,909	4.27%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	$1,342,329

			2,435,290

		REITS - 0.2%
		MGM Growth Properties Operating Partnership L.P.
	2,060,775	4.23%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	2,060,342

		Retail - 1.2%
		American Builders & Contractors Supply Co., Inc.
	2,614,813	4.23%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	2,598,470
		B.C. Unlimited Liability Co.
	1,962,540	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	1,962,050
		Bass Pro Group LLC
	1,789,280	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	1,690,226
		Belron Finance U.S. LLC
	497,500	5.04%, 11/13/2025, 1 mo. USD LIBOR + 2.500%	499,366
		Coty, Inc.
EUR	787,050	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	830,812
	$1,541,861	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	1,486,616
		Michaels Stores, Inc.
	1,029,471	4.75%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	995,241
		PetSmart, Inc.
	568,496	6.38%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	557,774
		Staples, Inc.
	1,014,063	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	988,082
		Sunshine Luxembourg S.a.r.l.
	1,980,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(12)	1,986,435
		U.S. Foods, Inc.
	2,002,838	4.23%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	1,999,253

			15,594,325

		Semiconductors - 0.2%
		Entegris, Inc.
	1,517,375	4.23%, 11/01/2025, 1 mo. USD LIBOR + 2.000%	1,517,375
		Microchip Technology, Inc.
	1,087,922	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,086,562
		ON Semiconductor Corp.
	570,719	3.98%, 03/31/2023, 1 mo. USD LIBOR + 1.750%	569,293

			3,173,230

		Software - 1.3%
		Almonde, Inc.
	1,031,569	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	1,011,329
		Aristocrat Technologies, Inc.
	1,540,953	4.03%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,540,090
		CDW LLC
	991,465	3.99%, 08/17/2023, 3 mo. USD LIBOR + 1.750%	994,717
		Change Healthcare Holdings LLC
	1,199,485	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,196,295
		Dell International LLC
	999,464	4.24%, 09/07/2023, 1 mo. USD LIBOR + 2.000%	1,001,813
		EVO Payments International LLC
	139,295	5.49%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	139,410
		Global Payments, Inc.
	1,651,772	3.98%, 04/21/2023, 1 mo. USD LIBOR + 1.750%	1,650,946
		Go Daddy Operating Co. LLC
	1,137,577	4.23%, 02/15/2024, 1 mo. USD LIBOR + 2.000%	1,140,773
		Hyland Software, Inc.
	329,063	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	329,202
		Infor U.S., Inc.
	560,997	5.08%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	560,896
		MA FinanceCo. LLC
	147,186	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	145,960
		Seattle Spinco, Inc.
	993,985	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	985,705
		SS&C Technologies Holdings Europe S.a.r.l.
	345,673	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	345,459

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		SS&C Technologies, Inc.
	$2,042,249	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	$2,041,412
		Ultimate Software Group, Inc.
	645,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	649,734
		Verint Systems, Inc.
	818,300	4.40%, 06/28/2024, 1 mo. USD LIBOR + 2.000%	822,392
		WEX, Inc.
	2,163,253	4.48%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	2,164,422

			16,720,555

		Telecommunications - 1.1%
		Altice France S.A.
	1,686,977	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	1,667,999
		CenturyLink, Inc.
	1,218,813	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	1,210,513
		Ciena Corp.
	1,736,875	4.27%, 09/26/2025, 1 mo. USD LIBOR + 2.000%	1,742,850
		Level 3 Financing, Inc.
	1,993,500	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	1,994,337
		Masmovil Holdphone S.A.
EUR	894,168	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(12)	991,962
	143,066	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(12)(13)	158,714
		Sprint Communications, Inc.
	$2,987,032	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	2,978,817
	542,275	5.25%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	541,765
		Univision Communications, Inc.
	1,526,317	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	1,492,692
		Zayo Group LLC
	708,419	4.48%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	708,206

			13,487,855

		Transportation - 0.1%
		B.C. Unlimited Liability Co.
	318,979	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	320,753
		Dynasty Acquisition Co., Inc.
	593,301	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	596,600
		Savage Enterprises LLC
	450,590	6.88%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	451,577

			1,368,930

		Total Senior Floating Rate Interests (cost $218,973,301)	$217,515,649

U.S. Government Agencies - 9.9%
		Mortgage-Backed Agencies - 9.9%
		FHLMC - 2.4%
	$5,000,000	1.13%, 08/12/2021	$4,919,634
	7,175,777	1.25%, 07/15/2031	6,972,599
	2,059,288	1.50%, 01/15/2027	2,019,969
	11,045,390	1.56%, 07/25/2021(2)(5)	283,205
	3,882,386	2.00%, 09/15/2041	3,835,460
	5,721,861	3.00%, 04/01/2031	5,845,448
	761,058	3.50%, 04/01/2027	791,074
	791,398	3.50%, 09/15/2043	812,041
	2,431,205	3.75%, 05/15/2039(4)	2,499,106
	2,088,597	3.82%, 05/25/2048(1)(2)	2,094,565

			30,073,101

		FNMA - 6.0%
	$1,686,947	1.75%, 05/25/2040	$1,650,778
	6,594,193	2.00%, 04/25/2034	6,542,465
	2,349,380	2.00%, 07/25/2039	2,341,959
	10,962,994	2.50%, 03/25/2035	10,888,899
	1,751,608	3.00%, 08/01/2027	1,788,488
	3,758,451	3.00%, 12/01/2030	3,837,257
	1,358,705	3.00%, 02/01/2031	1,387,172
	2,501,286	3.00%, 03/01/2031	2,553,758
	8,139,135	3.00%, 02/25/2043	8,291,056

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$534,128	3.00%, 04/25/2043	$546,872
3,569,512	3.00%, 05/25/2047	3,626,933
6,887,984	3.25%, 11/25/2043	7,053,197
1,380,413	3.50%, 11/01/2026	1,425,276
3,371,200	3.50%, 12/01/2026	3,486,984
479,351	3.50%, 12/01/2028	496,455
5,600,000	3.50%, 08/01/2034(14)	5,782,259
6,314,862	3.50%, 10/25/2035	6,577,427
4,549,086	3.50%, 07/25/2045	4,667,296
1,558,297	3.50%, 05/25/2056	1,621,035

		74,565,566

	GNMA - 1.5%
$1,594,058	1.75%, 03/20/2039	$1,578,164
4,457,862	2.00%, 05/20/2046	4,424,420
9,032,885	2.50%, 10/20/2041	9,073,285
3,657,867	2.50%, 07/20/2042	3,646,948
182,896	5.00%, 08/20/2039	197,105

		18,919,922

		123,558,589

	Total U.S. Government Agencies (cost $121,267,027)	$123,558,589

U.S. Government Securities - 1.6%
	U.S. Treasury Securities - 1.6%
	U.S. Treasury Notes
20,000,000	1.63%, 11/30/2020	19,901,562

		19,901,562

	Total U.S. Government Securities (cost $19,763,932)	$19,901,562

	Total Long-Term Investments (cost $1,245,919,925)	$1,258,979,860

Short-Term Investments - 0.8%
	Other Investment Pools & Funds - 0.6%
8,420,162	Fidelity Institutional Government Fund, Institutional Class, 2.20%(15)	8,420,162

	Securities Lending Collateral - 0.2%
108,549	Citibank NA DDCA, 2.37%, 8/1/2019(15)	108,549
1,231,313	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(15)	1,231,313
181,012	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(15)	181,012
172,379	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(15)	172,379
439,245	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(15)	439,245
38,482	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(15)	38,482

		2,170,980

	Total Short-Term Investments (cost $10,591,142)	$10,591,142

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $1,256,511,067)	101.4%	$1,269,571,002
Other Assets and Liabilities	(1.4)%	(17,981,669)

Total Net Assets	100.0%	$1,251,589,333

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $386,517,108, representing 30.9% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $5,364,783 at July 31, 2019.
(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of this security was $2,872,053, representing 0.2% of net assets.

(10)	Security is a zero-coupon bond.
(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2019, the aggregate value of the unfunded commitment was $244,164, which rounds to 0.0% of total net assets.
(14)	Represents or includes a TBA transaction.
(15)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	908	09/30/2019	$194,680,875	$21,229

Short position contracts:
U.S. Treasury 5-Year Note Future	789	09/30/2019	$92,750,649	$(692,095)
U.S. Treasury 10-Year Note Future	151	09/19/2019	19,240,703	(334,174)
U.S. Treasury Long Bond Future	7	09/19/2019	1,089,156	(29,521)

Total				$(1,055,790)

Total futures contracts				$(1,034,561)

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,980,750	USD	2,614,000	EUR	BCLY	08/06/19	$85,662	$—
13,279,086	USD	11,889,000	EUR	GSC	08/30/19	84,430	—
Total						$170,092	$—

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
GSC	Goldman Sachs & Co.

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
ICE	Intercontinental Exchange, Inc.

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Short Duration Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary
The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$203,693,213	$—	$203,693,213	$—
Corporate Bonds	680,143,992	—	680,143,992	—
Foreign Government Obligations	6,953,350	—	6,953,350	—
Municipal Bonds	7,213,505	—	7,213,505	—
Senior Floating Rate Interests	217,515,649	—	217,515,649	—
U.S. Government Agencies	123,558,589	—	123,558,589	—
U.S. Government Securities	19,901,562	—	19,901,562	—
Short-Term Investments	10,591,142	10,591,142	—	—
Foreign Currency Contracts(2)	170,092	—	170,092	—
Futures Contracts(2)	21,229	21,229	—	—

Total	$1,269,762,323	$10,612,371	$1,259,149,952	$—

Liabilities
Futures Contracts(2)	$(1,055,790)	$(1,055,790)	$—	$—

Total	$(1,055,790)	$(1,055,790)	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Small Cap Value Fund (Formerly Hartford Small Cap Core Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.2%
	Automobiles & Components - 1.5%
58,215	Cooper Tire & Rubber Co.	$1,567,148

	Banks - 17.1%
66,515	Bank OZK	2,034,029
97,346	Cadence Bancorp	1,668,510
126,476	FNB Corp.	1,524,036
48,291	Great Western Bancorp, Inc.	1,633,202
97,762	Hilltop Holdings, Inc.	2,217,242
90,315	Opus Bank	2,023,959
108,286	Radian Group, Inc.	2,468,921
95,740	Umpqua Holdings Corp.	1,671,620
106,557	United Financial Bancorp, Inc.	1,528,027
61,786	Univest Financial Corp.	1,696,644

		18,466,190

	Capital Goods - 12.6%
37,818	Argan, Inc.	1,556,211
147,570	Briggs & Stratton Corp.	1,406,342
26,702	EnerSys	1,818,673
75,574	JELD-WEN Holding, Inc.*	1,655,826
45,596	Kennametal, Inc.	1,576,710
68,615	nVent Electric plc	1,700,966
128,502	REV Group, Inc.	1,872,274
81,403	Triumph Group, Inc.	1,972,395

		13,559,397

	Commercial & Professional Services - 8.9%
93,756	BrightView Holdings, Inc.*	1,852,619
42,675	Deluxe Corp.	1,904,158
44,989	Kforce, Inc.	1,533,675
84,649	Knoll, Inc.	2,052,738
32,808	McGrath Rent Corp.	2,234,553

		9,577,743

	Consumer Durables & Apparel - 5.5%
58,658	Kontoor Brands, Inc.*	1,720,439
28,989	Sturm Ruger & Co., Inc.	1,637,878
22,939	Tempur Sealy International, Inc.*	1,840,167
48,960	Tupperware Brands Corp.	749,578

		5,948,062

	Consumer Services - 3.1%
35,914	Adtalem Global Education, Inc.*	1,701,246
86,620	Carriage Services, Inc.	1,656,175

		3,357,421

	Diversified Financials - 5.1%
104,024	Greenhill & Co., Inc.	1,726,798
137,983	Navient Corp.	1,952,460
58,580	PRA Group, Inc.*	1,823,595

		5,502,853

	Food, Beverage & Tobacco - 1.7%
131,227	Hostess Brands, Inc.*	1,852,925

	Health Care Equipment & Services - 2.0%
69,688	Natus Medical, Inc.*	2,165,206

	Household & Personal Products - 1.9%
68,956	Edgewell Personal Care Co.*	2,098,331

	Insurance - 4.6%
206,902	Lancashire Holdings Ltd.	1,736,063
184,994	MBIA, Inc.*	1,725,994
151,164	Third Point Reinsurance Ltd.*	1,523,733

		4,985,790

Hartford Small Cap Value Fund (Formerly Hartford Small Cap Core Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Materials - 3.6%
34,903	Compass Minerals International, Inc.		$1,949,332
55,862	Schweitzer-Mauduit International, Inc.		1,923,329

			3,872,661

	Media & Entertainment - 3.6%
264,426	Entercom Communications Corp. Class A		1,501,940
157,004	TEGNA, Inc.		2,384,891

			3,886,831

	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
61,348	Myriad Genetics, Inc.*		1,787,681

	Real Estate Investment Trusts - 5.3%
116,286	CoreCivic, Inc. REIT		1,973,374
66,796	Outfront Media, Inc. REIT		1,815,515
67,897	Pebblebrook Hotel Trust REIT		1,900,437

			5,689,326

	Retailing - 2.8%
19,729	Children’s Place, Inc.		1,926,931
166,917	Michaels Cos., Inc.*		1,146,720

			3,073,651

	Semiconductors & Semiconductor Equipment - 7.0%
72,142	Ichor Holdings Ltd.*		1,818,700
44,523	Silicon Motion Technology Corp. ADR		1,611,732
110,858	Tower Semiconductor Ltd.*		2,180,577
91,669	Xperi Corp.		1,957,133

			7,568,142

	Software & Services - 7.8%
51,874	Cardtronics plc Class A*		1,477,372
184,141	Conduent, Inc.*		1,675,683
38,492	CSG Systems International, Inc.		1,972,330
55,800	EVERTEC, Inc.		1,786,716
198,888	TiVo Corp.		1,507,571

			8,419,672

	Technology Hardware & Equipment - 3.4%
206,295	Avid Technology, Inc.*		2,114,524
40,744	Plantronics, Inc.		1,564,569

			3,679,093

	Total Common Stocks (cost $104,768,512)		$107,058,123

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
1,579,798	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(1)		1,579,798

	Total Short-Term Investments (cost $1,579,798)		$1,579,798

	Total Investments (cost $106,348,310)	100.7%	$108,637,921
	Other Assets and Liabilities	(0.7)%	(759,930)

	Total Net Assets	100.0%	$107,877,991

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Small Cap Value Fund (Formerly Hartford Small Cap Core Fund)
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

*	Non-income producing.
(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small Cap Value Fund (Formerly Hartford Small Cap Core Fund)
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$1,567,148	$1,567,148	$—	$—
Banks	18,466,190	18,466,190	—	—
Capital Goods	13,559,397	13,559,397	—	—
Commercial & Professional Services	9,577,743	9,577,743	—	—
Consumer Durables & Apparel	5,948,062	5,948,062	—	—
Consumer Services	3,357,421	3,357,421	—	—
Diversified Financials	5,502,853	5,502,853	—	—
Food, Beverage & Tobacco	1,852,925	1,852,925	—	—
Health Care Equipment & Services	2,165,206	2,165,206	—	—
Household & Personal Products	2,098,331	2,098,331	—	—
Insurance	4,985,790	3,249,727	1,736,063	—
Materials	3,872,661	3,872,661	—	—
Media & Entertainment	3,886,831	3,886,831	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,787,681	1,787,681	—	—
Real Estate Investment Trusts	5,689,326	5,689,326	—	—
Retailing	3,073,651	3,073,651	—	—
Semiconductors & Semiconductor Equipment	7,568,142	7,568,142	—	—
Software & Services	8,419,672	8,419,672	—	—
Technology Hardware & Equipment	3,679,093	3,679,093	—	—
Short-Term Investments	1,579,798	1,579,798	—	—

Total	$108,637,921	$106,901,858	$1,736,063	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Small Company Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 93.3%
	Automobiles & Components - 2.1%
65,024	LCI Industries	$5,958,149
176,160	Winnebago Industries, Inc.	7,099,248

		13,057,397

	Banks - 5.0%
172,676	Atlantic Union Bankshares Corp.	6,566,868
212,598	BancorpSouth Bank	6,354,554
162,075	CenterState Bank Corp.	3,941,664
423,542	MGIC Investment Corp.*	5,442,515
404,322	Sterling Bancorp	8,834,436

		31,140,037

	Capital Goods - 10.3%
269,569	Actuant Corp. Class A	6,173,130
184,544	Aerojet Rocketdyne Holdings, Inc.*	7,883,720
146,239	Argan, Inc.	6,017,735
30,412	Axon Enterprise, Inc.*	2,135,531
49,438	Curtiss-Wright Corp.	6,274,176
131,110	EnerSys	8,929,902
215,996	ITT, Inc.	13,482,470
461,897	Rexnord Corp.*	13,528,963

		64,425,627

	Commercial & Professional Services - 4.6%
107,352	Brink’s Co.	9,678,856
125,606	McGrath Rent Corp.	8,555,025
142,218	TriNet Group, Inc.*	10,458,712

		28,692,593

	Consumer Durables & Apparel - 8.6%
251,284	Acushnet Holdings Corp.	6,422,819
167,811	BRP, Inc.	5,911,148
110,758	Carter’s, Inc.	10,302,709
25,160	Cavco Industries, Inc.*	4,462,126
267,127	Century Communities, Inc.*	7,364,692
281,694	Skyline Champion Corp.*	8,028,279
323,491	Under Armour, Inc. Class C*	6,579,807
149,262	YETI Holdings, Inc.*(1)	5,188,347

		54,259,927

	Consumer Services - 6.9%
109,577	BJ’s Restaurants, Inc.	4,350,207
190,289	Chegg, Inc.*	8,547,782
580,284	DraftKings, Inc.(2)(3)(4)	1,589,978
62,468	Grand Canyon Education, Inc.*	6,794,644
130,066	Marriott Vacations Worldwide Corp.	13,296,647
107,493	Planet Fitness, Inc. Class A*	8,455,400

		43,034,658

	Diversified Financials - 0.6%
73,772	Green Dot Corp. Class A*	3,739,503

	Energy - 0.7%
130,372	Viper Energy Partners L.P.	4,205,801

	Food & Staples Retailing - 0.6%
80,653	Performance Food Group Co.*	3,536,634

	Food, Beverage & Tobacco - 0.8%
105,578	MGP Ingredients, Inc.(1)	5,277,844

	Health Care Equipment & Services - 12.7%
38,466	Amedisys, Inc.*	5,304,077
54,683	Globus Medical, Inc. Class A*	2,492,451
90,700	Haemonetics Corp.*	11,072,656
71,521	Hill-Rom Holdings, Inc.	7,626,999
215,716	HMS Holdings Corp.*	7,528,488

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

92,018	Insulet Corp.*	$11,312,693
172,367	Merit Medical Systems, Inc.*	6,801,602
165,571	Omnicell, Inc.*	12,452,595
51,574	Penumbra, Inc.*	8,643,802
105,106	Tandem Diabetes Care, Inc.*	6,666,874

		79,902,237

	Insurance - 0.9%
121,664	James River Group Holdings Ltd.	5,819,189

	Materials - 2.2%
169,907	Carpenter Technology Corp.	7,647,514
60,022	Ingevity Corp.*	5,914,568

		13,562,082

	Pharmaceuticals, Biotechnology & Life Sciences - 12.6%
75,614	Aerie Pharmaceuticals, Inc.*	1,638,555
417,100	Amicus Therapeutics, Inc.*	5,172,040
136,375	Apellis Pharmaceuticals, Inc.*	3,808,954
110,535	Arena Pharmaceuticals, Inc.*	6,928,334
24,548	Ascendis Pharma A/S ADR*	2,841,677
33,295	Blueprint Medicines Corp.*	3,334,494
81,571	CareDx, Inc.*	2,673,082
96,064	CytomX Therapeutics, Inc.*	990,420
68,307	Exact Sciences Corp.*	7,862,819
97,069	G1 Therapeutics, Inc.*	2,408,282
48,190	Galapagos N.V. ADR*	8,356,146
97,813	Heron Therapeutics, Inc.*(1)	1,705,859
127,175	Iovance Biotherapeutics, Inc.*	3,127,233
164,888	Karyopharm Therapeutics, Inc.*(1)	1,452,663
87,579	MyoKardia, Inc.*	4,766,925
214,235	Orchard Therapeutics plc*	3,020,714
46,886	PRA Health Sciences, Inc.*	4,684,380
103,881	Ra Pharmaceuticals, Inc.*	3,536,109
150,809	Revance Therapeutics, Inc.*	1,897,177
83,737	Rhythm Pharmaceuticals, Inc.*	1,611,937
20,362	Sage Therapeutics, Inc.*	3,264,843
342,043	Sangamo Therapeutics, Inc.*	4,107,936

		79,190,579

	Real Estate Investment Trusts - 4.5%
147,161	Agree Realty Corp. REIT	9,837,713
191,197	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,248,357
163,956	NexPoint Residential Trust, Inc. REIT	7,076,341
280,311	Xenia Hotels & Resorts, Inc. REIT	6,007,065

		28,169,476

	Retailing - 2.5%
3,136,600	Allstar Co.(2)(3)(4)	—
48,751	Etsy, Inc.*	3,267,292
17,824	Five Below, Inc.*	2,093,607
223,483	Floor & Decor Holdings, Inc. Class A*	8,749,360
26,907	Tory Burch LLC*(2)(3)(4)	1,496,054

		15,606,313

	Semiconductors & Semiconductor Equipment - 2.3%
138,509	Entegris, Inc.	6,026,527
427,496	Tower Semiconductor Ltd.*	8,408,846

		14,435,373

	Software & Services - 13.4%
44,923	2U, Inc.*	575,014
31,677	Alteryx, Inc. Class A*	3,723,315
94,647	Endava plc ADR*	3,501,939
15,207	EPAM Systems, Inc.*	2,946,965
70,563	Everbridge, Inc.*	7,218,595
15,360	Fair Isaac Corp.*	5,336,371
139,765	Five9, Inc.*	6,900,198
42,038	Globant S.A.*	4,456,028

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

56,775	Guidewire Software, Inc.*	$5,795,592
23,123	HubSpot, Inc.*	4,132,543
104,373	LiveRamp Holdings, Inc.*	5,499,413
200,759	Mimecast Ltd.*	9,556,128
176,906	Pivotal Software, Inc. Class A*	1,677,069
115,797	Rapid7, Inc.*	7,023,088
114,877	Science Applications International Corp.	9,807,050
4,146	Trade Desk, Inc. Class A*	1,091,683
60,974	Zendesk, Inc.*	5,094,987

		84,335,978

	Technology Hardware & Equipment - 1.2%
36,590	Zebra Technologies Corp. Class A*	7,716,465

	Telecommunication Services - 0.8%
70,270	Bandwidth, Inc. Class A*	5,235,115

	Total Common Stocks (cost $510,170,274)	$585,342,828

Preferred Stocks - 0.7%
	Retailing - 0.3%
47,489	Honest Co., Inc. *(2)(3)(4)	1,831,176

	Software & Services - 0.4%
263,189	MarkLogic Corp. Series F*(2)(3)(4)	2,687,160

	Total Preferred Stocks (cost $5,229,589)	$4,518,336

Escrows - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.*(2)(3)(4)	53,330

	Total Escrows (cost $—)	$53,330

	Total Long-Term Investments (cost $515,399,863)	$589,914,494

Short-Term Investments - 6.7%
	Other Investment Pools & Funds - 5.6%
35,149,534	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)	35,149,534

	Securities Lending Collateral - 1.1%
357,979	Citibank NA DDCA, 2.37%, 8/1/2019(6)	357,979
4,060,688	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(6)	4,060,688
596,951	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(6)	596,951
568,482	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(6)	568,482
1,448,565	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)	1,448,565
126,909	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(6)	126,909

		7,159,574

	Total Short-Term Investments (cost $42,309,108)	$42,309,108

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $557,708,971)	100.7%	$632,223,602
Other Assets and Liabilities	(0.7)%	(4,384,937)

Total Net Assets	100.0%	$627,838,665

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $7,657,698, which represented 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,657,698 or 1.2% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$—
07/2015	DraftKings, Inc.	580,284	2,187,550	1,589,978
08/2015	Honest Co., Inc. Preferred	47,489	2,172,859	1,831,176
04/2015	MarkLogic Corp. Series F Preferred	263,189	3,056,730	2,687,160
11/2013	Tory Burch LLC	26,907	2,108,912	1,496,054
04/2017	Veracode, Inc.	98,033	—	53,330

			$10,890,530	$7,657,698

(4)	Investment valued using significant unobservable inputs.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$13,057,397	$13,057,397	$—	$—
Banks	31,140,037	31,140,037	—	—
Capital Goods	64,425,627	64,425,627	—	—
Commercial & Professional Services	28,692,593	28,692,593	—	—
Consumer Durables & Apparel	54,259,927	54,259,927	—	—
Consumer Services	43,034,658	41,444,680	—	1,589,978
Diversified Financials	3,739,503	3,739,503	—	—
Energy	4,205,801	4,205,801	—	—
Food & Staples Retailing	3,536,634	3,536,634	—	—
Food, Beverage & Tobacco	5,277,844	5,277,844	—	—
Health Care Equipment & Services	79,902,237	79,902,237	—	—
Insurance	5,819,189	5,819,189	—	—
Materials	13,562,082	13,562,082	—	—
Pharmaceuticals, Biotechnology & Life Sciences	79,190,579	79,190,579	—	—
Real Estate Investment Trusts	28,169,476	28,169,476	—	—
Retailing	15,606,313	14,110,259	—	1,496,054
Semiconductors & Semiconductor Equipment	14,435,373	14,435,373	—	—
Software & Services	84,335,978	84,335,978	—	—
Technology Hardware & Equipment	7,716,465	7,716,465	—	—
Telecommunication Services	5,235,115	5,235,115	—	—
Preferred Stocks	4,518,336	—	—	4,518,336
Escrows	53,330	—	—	53,330
Short-Term Investments	42,309,108	42,309,108	—	—

Total	$632,223,602	$624,565,904	$—	$7,657,698

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2019:

	Common	Preferred	Escrows	Total
	Stocks	Stocks
Beginning balance	$4,284,091	$4,346,678	$112,498	$8,743,267
Purchases	-	-	-	-
Sales	-	-	(65,743)	(65,743)
Accrued discounts/(premiums)	-	-	-	-
Total realized gain/(loss)	-	(291,935)	65,743	(226,192)
Net change in unrealized appreciation/depreciation	(1,198,059)	463,593	(59,168)	(793,634)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-

Ending balance	$3,086,032	$4,518,336	$53,330	$7,657,698

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at July 31, 2019 was $416,435.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 11.5%
	Asset-Backed - Automobile - 0.5%
	Marlette Funding Trust
$1,750,000	2.69%, 09/17/2029(1)	$1,748,658
	Westlake Automobile Receivables Trust
1,370,000	3.28%, 12/15/2022(1)	1,380,027

		3,128,685

	Asset-Backed - Finance & Insurance - 2.5%
	Apidos CLO
250,000	5.30%, 01/19/2025, 3 mo. USD LIBOR + 3.000%(1)(2)	249,369
	Avery Point CLO Ltd.
102,605	3.42%, 01/18/2025, 3 mo. USD LIBOR + 1.120%(1)(2)	102,743
	Bayview Opportunity Master Fund Trust
67,802	3.50%, 01/28/2055(1)(3)	68,605
113,430	3.50%, 06/28/2057	114,857
138,908	3.50%, 01/28/2058(1)(3)	141,557
63,069	4.00%, 11/28/2053(1)(3)	64,610
123,997	4.00%, 10/28/2064(1)(3)	127,053
	Bellemeade Re Ltd.
495,000	3.49%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	495,081
	Civic Mortgage LLC
230,302	3.89%, 06/25/2022(1)(4)	229,768
	Domino’s Pizza Master Issuer LLC
661,625	4.12%, 07/25/2048(1)	679,614
	Eagle RE Ltd.
631,000	3.97%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	630,281
	Equity One Mortgage Pass-Through Trust
19,451	5.46%, 12/25/2033(3)	17,015
	GSAMP Trust
1,546,600	2.36%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(2)	1,043,226
	Madison Park Funding Ltd.
250,000	3.42%, 07/23/2029, 3 mo. USD LIBOR + 1.160%(1)(2)	249,873
	MFA Trust
1,861,882	3.35%, 11/25/2047(1)(4)	1,854,450
	NRZ Advance Receivables Trust
420,000	3.11%, 12/15/2050(1)	422,223
370,000	3.21%, 02/15/2051(1)	372,841
	Oak Hill Advisors Residential Loan Trust
46,647	3.00%, 06/25/2057(1)(4)	46,558
900,000	5.00%, 06/25/2057(1)(4)	891,080
	OneMain Financial Issuance Trust
286,000	2.37%, 09/14/2032(1)	285,070
	Radnor RE Ltd.
786,000	3.52%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(1)(2)	785,914
	SoFi Consumer Loan Program LLC
37,001	2.50%, 05/26/2026(1)	36,962
31,412	2.77%, 05/25/2026(1)	31,415
32,177	3.05%, 12/26/2025(1)	32,266
147,662	3.09%, 10/27/2025(1)	148,042
44,843	3.28%, 01/26/2026(1)	45,122
	Springleaf Funding Trust
310,000	2.68%, 07/15/2030(1)	309,705
77,431	2.90%, 11/15/2029(1)	77,474
	SPS Servicer Advance Receivables Trust
304,286	2.75%, 11/15/2049(1)	304,048
	Towd Point Mortgage Trust
246,107	2.75%, 10/25/2056(1)(3)	247,013
59,158	2.75%, 04/25/2057(1)(3)	59,285
2,002,953	2.75%, 06/25/2057(1)(3)	2,002,566
130,988	2.75%, 07/25/2057(1)(3)	130,858
1,468,446	2.75%, 10/25/2057(1)(3)	1,471,229
	Wendy’s Funding LLC
586,075	3.88%, 03/15/2048(1)	590,242

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Wingstop Funding LLC
$389,025	4.97%, 12/05/2048(1)	$402,929

		14,760,944

	Asset-Backed - Home Equity - 0.8%
	GSAA Home Equity Trust
618,260	2.34%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	306,420
1,019,417	2.35%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	495,111
1,031,395	2.45%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	441,083
844,839	2.50%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(2)	555,881
	Morgan Stanley Mortgage Loan Trust
2,329,702	2.44%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	948,089
	Soundview Home Loan Trust
2,251,000	2.51%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,095,110
115,000	2.52%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	107,177

		4,948,871

	Commercial Mortgage - Backed Securities - 1.9%
	CAMB Commercial Mortgage Trust
2,260,000	5.58%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(2)	2,288,285
	Citigroup Commercial Mortgage Trust
180,000	4.59%, 03/10/2047(1)(3)	176,759
	Commercial Mortgage Trust
416,047	1.92%, 07/10/2046(1)(3)(5)	4,966
560,000	4.57%, 10/15/2045(1)(3)	28,000
981,000	4.75%, 10/15/2045(1)(3)	559,140
	Credit Suisse First Boston Mortgage Securities Corp.
6,192	4.88%, 04/15/2037	6,050
	GS Mortgage Securities Trust
4,093,111	0.08%, 07/10/2046(3)(5)	12,711
371,025	1.33%, 08/10/2044(1)(3)(5)	7,342
565,333	3.67%, 04/10/2047(1)	192,791
2,190,000	4.74%, 11/10/2045(1)(3)	2,231,532
175,000	4.97%, 04/10/2047(1)(3)	155,371
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(3)	492,539
485,000	4.40%, 12/15/2047(1)(3)	452,496
765,000	5.37%, 08/15/2046(1)(3)	778,251
	Morgan Stanley Capital Trust
465,000	5.11%, 07/15/2049(1)(3)	418,944
4,387	5.66%, 10/12/2052(1)(3)	1,097
	MTRO Commercial Mortgage Trust
255,000	4.38%, 12/15/2033, 1 mo. USD LIBOR + 2.05%(1)(2)	255,239
	VNDO Mortgage Trust
870,000	3.95%, 12/13/2029(1)(3)	876,453
	Wells Fargo Commercial Mortgage Trust
15,000	4.10%, 05/15/2048(3)	14,662
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	462,988
2,125,000	4.81%, 11/15/2045(1)(3)	1,937,303
215,000	5.00%, 06/15/2044(1)(3)	173,358

		11,526,277

	Other ABS - 0.6%
	VOLT LXII LLC
1,423,000	4.63%, 09/25/2047(1)(4)	1,417,673
	VOLT LXIV LLC
1,570,000	4.63%, 10/25/2047(1)(4)	1,563,750
	VOLT LXVI LLC
562,110	4.34%, 05/25/2048(1)(4)	562,469

		3,543,892

	Whole Loan Collateral CMO - 5.2%
	Alternative Loan Trust
261,344	2.59%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	240,688
44,620	2.77%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(2)	28,220
159,080	2.81%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	155,489

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$921,415	5.75%, 05/25/2036	$664,682
810,297	6.00%, 05/25/2036	659,892
	Angel Oak Mortgage Trust LLC
67,806	3.64%, 01/25/2047(1)(3)	67,967
	Arroyo Mortgage Trust
1,295,000	2.96%, 10/25/2048(1)(3)	1,293,739
	Banc of America Mortgage Trust
223,115	4.32%, 09/25/2035(3)	218,838
	Bear Stearns Adjustable Rate Mortgage Trust
263,561	4.73%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	269,852
	Bear Stearns Alt-A Trust
100,641	2.77%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	107,100
	Bellemeade Re Ltd.
1,246,000	3.47%, 10/25/2027, 1 mo. USD LIBOR + 1.200%(1)(2)	1,245,998
	Chase Mortgage Finance Trust
926,018	5.50%, 11/25/2035	911,530
	CHL Mortgage Pass-Through Trust
563,089	4.01%, 09/25/2047(3)	532,048
	COLT Mortgage Loan Trust
1,184,178	2.76%, 08/25/2049(1)(3)	1,182,533
	CSMC Trust
111,024	3.25%, 04/25/2047(1)(3)	110,774
	Deephaven Residential Mortgage Trust
38,616	2.45%, 06/25/2047(1)(3)	38,519
134,208	2.81%, 10/25/2047(1)(3)	133,899
2,040,000	2.96%, 07/25/2059(1)(3)	2,038,037
19,058	3.49%, 12/26/2046(1)(3)	19,070
	Fannie Mae Connecticut Avenue Securities
2,401,000	4.47%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(2)	2,418,175
525,000	5.82%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	554,443
1,518,000	6.52%, 04/25/2029, 1 mo. USD LIBOR + 4.250%(2)	1,647,454
1,049,289	6.62%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,121,049
372,585	7.17%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	412,724
205,253	7.97%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	227,067
171,998	8.27%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	189,585
	GMACM Mortgage Loan Trust
52,748	4.21%, 04/19/2036(3)	49,154
	GSR Mortgage Loan Trust
668,881	4.39%, 01/25/2036(3)	675,238
	HarborView Mortgage Loan Trust
1,617,659	2.54%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,528,431
	Impac CMB Trust
39,432	4.52%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(2)	39,594
	IndyMac IMSC Mortgage Loan Trust
494,124	2.42%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(2)	409,655
	JP Morgan Mortgage Trust
237,635	4.21%, 11/25/2035(3)	230,804
344,688	4.21%, 05/25/2036(3)	341,100
50,927	4.49%, 04/25/2037(3)	47,619
	LSTAR Securities Investment Trust
1,355,246	4.10%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,358,504
	MASTR Adjustable Rate Mortgages Trust
117,126	4.73%, 11/21/2034(3)	121,569
	MFA Trust
52,930	2.59%, 02/25/2057(1)(3)	52,678
	New Residential Mortgage Loan Trust
137,841	3.75%, 11/26/2035(1)(3)	141,466
127,220	3.75%, 11/25/2056(1)(3)	130,551
2,090,000	3.75%, 11/25/2058(1)(3)(6)(7)	2,162,696
174,580	3.77%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	177,660
195,573	4.00%, 02/25/2057(1)(3)	202,093
188,532	4.00%, 03/25/2057(1)(3)	195,477
143,862	4.00%, 04/25/2057(1)(3)	148,631
165,526	4.00%, 05/25/2057(1)(3)	171,647
	Nomura Asset Acceptance Corp. Alternative Loan Trust
349,641	4.57%, 06/25/2036(3)	307,065

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		PMT Credit Risk Transfer Trust
	$805,173	4.40%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	$805,861
		Residential Accredit Loans, Inc.
	950,160	3.76%, 11/25/2037(3)	883,876
		Structured Agency Credit Risk Trust
	280,460	3.92%, 04/25/2043, 1 mo. USD LIBOR + 1.650%(1)(2)	280,694
	355,000	4.37%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	356,001
		Structured Asset Mortgage Investments Trust
	1,265,467	2.50%, 02/25/2036, 1 mo. USD LIBOR + 0.230%(2)	1,153,575
		Towd Point Mortgage Trust
	103,369	2.25%, 04/25/2056(1)(3)	102,851
	93,057	2.75%, 08/25/2055(1)(3)	93,280
		Verus Securitization Trust
	1,940,779	3.68%, 06/01/2058(1)(3)	1,958,214
		WaMu Mortgage Pass-Through Certificates Trust
	31,832	2.69%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	31,583
		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
	575,606	2.87%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	385,900

			31,032,839

		Total Asset & Commercial Mortgage Backed Securities (cost $69,325,999)	$68,941,508

Corporate Bonds - 22.9%
		Agriculture - 0.1%
		Altria Group, Inc.
	490,000	3.88%, 09/16/2046	438,187
		Kernel Holding S.A.
	350,000	8.75%, 01/31/2022(8)	371,633

			809,820

		Auto Manufacturers - 0.5%
		General Motors Financial Co., Inc.
	250,000	3.23%, 04/13/2020, 3 mo. USD LIBOR + 0.930%(2)	250,655
	200,000	3.58%, 10/04/2019, 3 mo. USD LIBOR + 1.270%(2)	200,312
		General Motors Financial of Canada Ltd.
CAD	635,000	3.08%, 05/22/2020(8)	483,650
		Volkswagen Group of America Finance LLC
	$1,075,000	3.31%, 11/13/2020, 3 mo. USD LIBOR + 0.770%(1)(2)	1,080,414
		VW Credit Canada, Inc.
CAD	905,000	2.50%, 10/01/2019(8)	686,101

			2,701,132

		Auto Parts & Equipment - 0.2%
		Adient Global Holdings Ltd.
EUR	750,000	3.50%, 08/15/2024(8)	666,276
		Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc.
	600,000	4.38%, 05/15/2026(8)	681,698

			1,347,974

		Beverages - 0.1%
		Sunshine Mid B.V.
	500,000	6.50%, 05/15/2026(8)	577,685

		Chemicals - 0.3%
		Braskem Netherlands Finance B.V.
	$200,000	4.50%, 01/10/2028(8)	201,940
		OCP S.A.
	200,000	4.50%, 10/22/2025(8)	207,750
		SASOL Financing USA LLC
	765,000	5.88%, 03/27/2024	819,728
		Yingde Gases Investment Ltd.
	530,000	6.25%, 01/19/2023(1)	538,525

			1,767,943

		Commercial Banks - 9.3%
		Banco Bilbao Vizcaya Argentaria S.A.
	$2,200,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(9)(10)(11)	$2,076,250

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

EUR	600,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(8)(9)(11)	737,289
		Banco Comercial Portugues S.A.
	400,000	9.25%, 01/31/2024, (9.25% fixed rate until 01/31/2024; 5 year EUR Swap + 9.414% thereafter)(8)(9)(11)	488,679
		Banco de Credito Social Cooperativo S.A.
	600,000	7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(8)(11)	650,592
		Banco de Sabadell S.A.
	200,000	6.13%, 11/23/2022, (6.13% fixed rate until 11/23/2022; 5 year EUR Swap + 6.051% thereafter)(8)(9)(11)	218,256
	1,400,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(8)(9)(11)	1,558,052
		Banco do Brasil S.A.
	$200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	208,600
	225,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	235,688
	365,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 5 year EUR Swap + 7.591% thereafter)(8)(9)(11)	408,691
		Banco Mercantil del Norte S.A.
	900,000	7.50%, 06/27/2029, (7.50% fixed rate until 06/27/2029; 10 year USD CMT + 5.470% thereafter)(1)(9)(11)	908,100
		Banco Santander S.A.
EUR	200,000	4.75%, 03/19/2025, (4.75% fixed rate until 03/19/2025; 5 year EUR Swap + 4.097% thereafter)(8)(9)(11)	211,160
	200,000	5.25%, 09/29/2023, (5.25% fixed rate until 09/29/2023; 5 year EUR Swap + 4.999% thereafter)(8)(9)(11)	226,622
	200,000	6.75%, 04/25/2022, (6.75% fixed rate until 04/25/2022; 5 year EUR Swap + 6.803% thereafter)(8)(9)(11)	240,241
		Bank of China Hong Kong Ltd.
	$485,000	5.55%, 02/11/2020(8)	491,829
		Bank of Ireland
EUR	200,000	7.38%, 06/18/2020, (7.38% fixed rate until 06/18/2020; 5 year EUR Swap + 6.956% thereafter)(8)(9)(11)	231,434
		Bank of Nova Scotia
	$420,000	3.10%, 12/05/2019, 3 mo. USD LIBOR + 0.620%(2)	420,826
		Barclays plc
EUR	480,000	2.00%, 02/07/2028, (2.00% fixed rate until 02/07/2023; 5 year EUR Swap + 1.900% thereafter)(8)(11)	518,716
	$200,000	7.88%, 03/15/2022, (7.88% fixed rate until 03/15/2022; 5 year USD Swap + 6.772% thereafter)(8)(9)(11)	208,000
		BBVA Bancomer S.A.
	520,000	5.13%, 01/18/2033, (5.13% fixed rate until 01/17/2028; 12 mo. USD CMT + 2.650% thereafter)(1)(11)	499,850
		BNP Paribas S.A.
	1,135,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(1)(9)(11)	1,073,710
	1,355,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(9)(11)	1,427,872
		Caixa Geral de Depositos S.A.
EUR	400,000	10.75%, 03/30/2022, (10.8% fixed rate until 03/30/2022; 5 year EUR Swap + 10.925% thereafter)(8)(9)(11)	514,693
		CaixaBank S.A.
	400,000	3.50%, 02/15/2027, (3.50% fixed rate until 02/15/2022; 5 year EUR Swap + 3.350% thereafter)(8)(11)	471,604
	400,000	5.25%, 03/23/2026, (5.25% fixed rate until 03/23/2026; 5 year EUR Swap + 4.504% thereafter)(8)(9)(11)	417,339
	800,000	6.75%, 06/13/2024, (6.75% fixed rate until 06/13/2024; 5 year EUR Swap + 6.498% thereafter)(8)(9)(11)	964,686
		Capital One Financial Corp.
	$275,000	3.30%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	275,849
		Citigroup, Inc.
	590,000	3.13%, 01/10/2020, 3 mo. USD LIBOR + 0.790%(2)	591,432
		Credit Agricole S.A.
	$495,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(8)(9)(10)(11)	$522,844

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

GBP	325,000	7.50%, 06/23/2026, (7.50% fixed rate until 07/23/2026; 5 year GBP Swap + 4.535% thereafter)(8)(9)(11)	450,565
	$225,000	7.88%, 01/23/2024, (7.88% fixed rate until 01/23/2024; 5 year USD Swap + 4.898% thereafter)(1)(9)(11)	248,344
	1,575,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(9)(11)	1,825,031
		Credit Mutuel Arkea S.A.
EUR	400,000	3.38%, 03/11/2031(8)	512,812
		Credit Suisse Group AG
	$2,590,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(9)(11)	2,727,591
	340,000	7.50%, 07/17/2023, (7.50% fixed rate until 07/17/2023; 5 year USD Swap + 4.600% thereafter)(1)(9)(11)	361,250
		Danske Bank A/S
	1,065,000	5.00%, 01/12/2022(1)	1,115,474
	1,665,000	5.38%, 01/12/2024(1)	1,812,417
EUR	640,000	5.88%, 04/06/2022, (5.88% fixed rate until 04/06/2022; 5 year EUR Swap + 5.471% thereafter)(8)(9)(11)	750,104
	$930,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 12 mo. USD CMT + 4.13% thereafter)(8)(9)(11)	967,148
		Deutsche Pfandbriefbank AG
EUR	400,000	2.88%, 06/28/2027, (2.88% fixed rate until 06/28/2022; 5 year EUR Swap + 2.750% thereafter)(8)(11)	453,277
		DNB Bank ASA
	$600,000	6.50%, 03/26/2022, (6.50% fixed rate until 03/26/2022; 5 year USD Swap + 5.080% thereafter)(8)(9)(11)	632,430
		Erste Group Bank AG
EUR	600,000	6.50%, 04/15/2024, (6.50% fixed rate until 04/15/2024; 5 year EUR Swap + 6.204% thereafter)(8)(9)(11)	763,830
		Goldman Sachs Bank USA
	$200,000	3.02%, 05/24/2021, 3 mo. SOFRRATE + 0.600%(2)	200,228
		Grupo Aval Ltd.
	200,000	4.75%, 09/26/2022(8)	204,252
		HSBC Holdings plc
GBP	225,000	5.88%, 09/28/2026, (5.88% fixed rate until 09/28/2026; 5 year GBP Swap + 4.276% thereafter)(9)(11)	287,304
	$625,000	6.00%, 05/22/2027, (6.00% fixed rate until 05/22/2027; 5 year USD ICE Swap + 3.746% thereafter)(9)(11)	628,906
	200,000	6.38%, 03/30/2025, (6.38% fixed rate until 03/30/2025; 5 year USD ICE Swap + 4.368% thereafter)(9)(11)	210,600
		Ibercaja Banco S.A.
EUR	200,000	7.00%, 04/06/2023, (7.00% fixed rate until 04/06/2023; 5 year EUR Swap + 6.809% thereafter)(8)(9)(11)	225,939
		IKB Deutsche Industriebank AG
	400,000	4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(8)(11)	439,254
		Industrial & Commercial Bank of China Ltd.
	$400,000	3.07%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(2)(8)	400,590
	488,000	3.11%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(2)(8)	488,606
	200,000	4.88%, 09/21/2025(8)	216,801
		International Finance Corp.
IDR	1,800,000,000	8.00%, 10/09/2023	134,845
		Intesa Sanpaolo S.p.A.
	$950,000	7.70%, 09/17/2025, (7.70% fixed rate until 09/17/2025; 5 year USD Swap + 5.462% thereafter)(1)(9)(10)(11)	946,438
EUR	1,125,000	7.75%, 01/11/2027, (7.75% fixed rate until 01/11/2027; 5 year EUR Swap + 7.192% thereafter)(8)(9)(11)	1,425,850
		Itau Unibanco Holding S.A.
	$500,000	6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 12 mo. USD CMT + 3.981% thereafter)(1)(9)(11)	507,500
		Metro Bank plc
GBP	950,000	5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(8)(11)	908,928
		Morgan Stanley
	$840,000	3.40%, 01/27/2020, 3 mo. USD LIBOR + 1.140%(2)	$843,991
		Novo Banco S.A.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

EUR	365,000	3.50%, 01/23/2043	390,762
	570,000	3.50%, 02/19/2043(8)	609,297
	775,000	3.50%, 03/18/2043(8)	825,753
	300,000	8.50%, 07/06/2028, (8.50% fixed rate until 07/06/2023; 5 year EUR Swap + 8.233% thereafter)(8)(11)	356,512
		Raiffeisen Bank International AG
	500,000	6.00%, 10/16/2023(8)	664,892
	600,000	6.13%, 12/15/2022, (6.13% fixed rate until 12/15/2022; 12 year EUR Swap + 5.954% thereafter)(8)(9)(11)	697,567
		Royal Bank of Scotland Group plc
	$200,000	8.00%, 08/10/2025, (8.00% fixed rate until 08/10/2025; 5 year USD Swap + 5.720% thereafter)(9)(10)(11)	214,250
		Santander UK Group Holdings plc
GBP	200,000	7.38%, 06/24/2022, (7.38% fixed rate until 06/24/2022; 5 year GBP Swap + 5.543% thereafter)(8)(9)(11)	257,813
		Skandinaviska Enskilda Banken AB
	$200,000	5.63%, 05/13/2022, (5.63% fixed rate until 05/13/2022; 5 year USD Swap + 3.493% thereafter)(8)(9)(11)	202,374
		Societe Generale S.A.
	1,725,000	7.38%, 09/13/2021, (7.38% fixed rate until 09/13/2021; 5 year USD Swap + 6.238% thereafter)(1)(9)(11)	1,796,156
	200,000	7.88%, 12/18/2023, (7.88% fixed rate until 12/18/2023; 5 year USD Swap + 4.979% thereafter)(1)(9)(11)	214,000
		Standard Chartered plc
	1,200,000	7.50%, 04/02/2022, (7.50% fixed rate until 04/02/2022; 5 year USD Swap + 6.301% thereafter)(8)(9)(11)	1,271,400
		State Bank of India
	1,015,000	4.38%, 01/24/2024(1)	1,065,232
		Turkiye Vakiflar Bankasi TAO
	570,000	5.75%, 01/30/2023(1)	534,637
		UBS Group Funding Switzerland AG
	725,000	6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(8)(9)(11)	749,469
	475,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(1)(9)(11)	501,125
	1,100,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(8)(9)(11)	1,208,625
	525,000	7.13%, 02/19/2020, (7.13% fixed rate until 02/19/2020; 5 year USD Swap + 5.464% thereafter)(8)(9)(11)	531,603
		UniCredit S.p.A.
EUR	825,000	5.38%, 06/03/2025, (5.38% fixed rate until 06/03/2025; 5 year EUR Swap + 4.925% thereafter)(8)(9)(11)	861,250
	$520,000	5.86%, 06/19/2032, (5.86% fixed rate until 06/19/2027; 5 year USD ICE Swap + 3.703% thereafter)(8)(11)	523,250
	2,970,000	6.57%, 01/14/2022(1)	3,178,296
	475,000	8.00%, 06/03/2024, (8.00% fixed rate until 06/03/2024; 5 year USD Swap + 5.180% thereafter)(8)(9)(11)	477,375
		Westpac Banking Corp.
	425,000	2.80%, 05/15/2020, 3 mo. USD LIBOR + 0.280%(2)	425,798
		Zenith Bank plc
	495,000	7.38%, 05/30/2022(1)	530,888
	400,000	7.38%, 05/30/2022(8)	429,000

			56,006,533

		Commercial Services - 1.2%
		Algeco Global Finance plc
EUR	500,000	6.50%, 02/15/2023(8)	575,950
		Atento Luxco 1 S.A.
	$1,520,000	6.13%, 08/10/2022(1)	1,545,840
		Gems Menasa Ltd.
	3,265,000	7.13%, 07/31/2026	3,334,381
		Jasa Marga Persero Tbk PT
IDR	4,400,000,000	7.50%, 12/11/2020(1)	307,946
		La Financiere Atalian SASU
EUR	700,000	4.00%, 05/15/2024(8)	$537,049

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Refinitiv U.S. Holdings, Inc.
	525,000	6.88%, 11/15/2026(8)	647,662

			6,948,828

		Diversified Financial Services - 0.9%
		GE Capital Australia Funding Pty Ltd.
AUD	185,000	5.00%, 09/26/2019(8)	127,069
		GE Capital Canada Funding Co.
CAD	1,420,000	5.68%, 09/10/2019	1,079,772
		International Finance Corp,
INR	8,100,000	5.85%, 11/25/2022	117,158
		LeasePlan Corp. N.V.
EUR	495,000	7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05 + 7.556% thereafter)(8)(9)(11)	584,815
		LHC3 plc
	230,000	4.13%, 08/15/2024(8)(12)	263,165
		Minejesa Capital B.V.
	$240,000	5.63%, 08/10/2037(8)	258,008
		Mongolian Mortgage Corp. Hfc LLC
	1,275,000	9.75%, 01/29/2022(1)	1,294,333
		Turkiye Sinai Kalkinma Bankasi AS
	1,400,000	5.50%, 01/16/2023(8)	1,302,983
		Unifin Financiera S.A.B. de C.V.
	200,000	7.00%, 01/15/2025(8)	192,752

			5,220,055

		Electric - 1.0%
		Abu Dhabi National Energy Co. PJSC
	225,000	4.38%, 04/23/2025(8)	240,012
	200,000	4.88%, 04/23/2030(1)	224,004
		Emera U.S. Finance L.P.
	310,000	4.75%, 06/15/2046	347,914
		Eskom Holdings SOC Ltd.
	1,200,000	5.75%, 01/26/2021(8)	1,203,000
		Georgia Power Co.
	250,000	4.75%, 09/01/2040	282,321
		Israel Electric Corp. Ltd.
	800,000	4.25%, 08/14/2028(1)(8)	836,424
		Mong Duong Finance Holdings B.V.
	1,585,000	5.13%, 05/07/2029(1)(13)	1,599,830
		State Grid Overseas Investment Ltd.
	250,000	4.25%, 05/02/2028(1)	275,152
		Termocandelaria Power Ltd.
	1,035,000	7.88%, 01/30/2029(1)	1,132,042

			6,140,699

		Energy-Alternate Sources - 0.5%
		Adani Green Energy (UP) Ltd.
	2,760,000	6.25%, 12/10/2024(1)	2,833,002

		Engineering & Construction - 1.0%
		Aeropuerto Internacional de Tocumen S.A.
	200,000	6.00%, 11/18/2048(8)	243,250
		Aeropuertos Dominicanos Siglo S.A.
	785,000	6.75%, 03/30/2029(8)	826,212
		Bioceanico Sovereign Certificate Ltd.
	395,000	0.00%, 06/05/2034(1)(14)	269,588
		International Airport Finance S.A.
	3,735,000	12.00%, 03/15/2033(1)	4,198,140
		Mexico City Airport Trust
	200,000	4.25%, 10/31/2026(8)	199,252
		SBA Tower Trust
	265,000	3.17%, 04/09/2047(1)	266,673

			6,003,115

		Entertainment - 0.2%
		Scientific Games International, Inc.
EUR	550,000	5.50%, 02/15/2026(8)	$599,693

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		William Hill plc
GBP	475,000	4.75%, 05/01/2026(8)	581,980

			1,181,673

		Food - 0.8%
		NBM US Holdings, Inc.
	$2,980,000	6.63%, 08/06/2029	2,975,530
		Conagra Brands, Inc.
	500,000	3.03%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	500,205
		Minerva Luxembourg S.A.
	1,330,000	6.50%, 09/20/2026(8)	1,354,938

			4,830,673

		Forest Products & Paper - 0.1%
		Celulosa Arauco y Constitucion S.A.
	200,000	4.50%, 08/01/2024	210,002
		Suzano Austria GmbH
	200,000	7.00%, 03/16/2047(1)	231,700

			441,702

		Healthcare-Services - 0.2%
		Cigna Corp.
	430,000	2.76%, 03/17/2020, 3 mo. USD LIBOR + 0.350%(1)(2)	430,348
		Constantin Investissement SASU
EUR	525,000	5.38%, 04/15/2025(8)	591,985
		Rede D’or Finance S.a.r.l.
	$400,000	4.95%, 01/17/2028(1)	400,080

			1,422,413

		Household Products - 0.1%
		Walnut Bidco plc
EUR	280,000	6.75%, 08/01/2024(1)(13)	316,776

		Household Products/Wares - 0.1%
		Diamond (BC) B.V.
	580,000	5.63%, 08/15/2025(8)	500,637

		Insurance - 0.3%
		Assicurazioni Generali S.p.A.
	525,000	5.50%, 10/27/2047, (5.50% fixed rate until 10/27/2027; 3 mo. EURIBOR + 5.350% thereafter)(8)(11)	674,890
		AXA S.A.
	425,000	3.38%, 07/06/2047, (3.38% fixed rate until 07/06/2027; 3 mo. EURIBOR + 3.750% thereafter)(8)(11)	538,171
		Intesa Sanpaolo Vita S.p.A.
	700,000	4.75%, 12/17/2024, (4.75% fixed rate until 12/17/2024; 6 Mo. EUR LIBOR + 4.817% thereafter)(8)(9)(11)	814,955

			2,028,016

		Iron/Steel - 0.3%
		CSN Resources S.A.
	$350,000	7.63%, 02/13/2023(1)	370,545
	1,321,000	7.63%, 04/17/2026(1)	1,407,691

			1,778,236

		Leisure Time - 0.1%
		Pinnacle Bidco plc
GBP	430,000	6.38%, 02/15/2025(8)	551,093
		Saga plc
	220,000	3.38%, 05/12/2024(8)	231,413

			782,506

		Machinery-Diversified - 0.0%
		John Deere Capital Corp.
	$100,000	2.48%, 01/07/2020, 3 mo. USD LIBOR + 0.180%(2)	100,057

		Media - 0.1%
		Altice Luxembourg S.A.
EUR	625,000	6.25%, 02/15/2025(8)	$703,059

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Mining - 0.4%
		Gold Fields Orogen Holdings BVI Ltd.
	$430,000	5.13%, 05/15/2024(1)	447,759
	450,000	6.13%, 05/15/2029(1)	491,625
		Metinvest B.V.
	1,255,000	7.75%, 04/23/2023(1)	1,312,102

			2,251,486

		Multi-National - 0.0%
		International Finance Corp.
INR	9,490,000	7.10%, 03/21/2031	145,162

		Oil & Gas - 2.6%
		Canadian Natural Resources Ltd.
CAD	2,605,000	2.05%, 06/01/2020	1,970,981
	970,000	2.60%, 12/03/2019	736,136
		Frontera Energy Corp.
	$375,000	9.70%, 06/25/2023(1)	401,869
		Hunt Oil Co. of Peru LLC Sucursal Del Peru
	570,000	6.38%, 06/01/2028(1)	642,105
	240,000	6.38%, 06/01/2028(8)	270,360
		Indika Energy Capital Pte Ltd.
	375,000	6.88%, 04/10/2022(8)	389,636
		KazMunayGas National Co. JSC
	200,000	3.88%, 04/19/2022(8)	204,886
		Medco Oak Tree Pte Ltd.
	4,350,000	7.38%, 05/14/2026(1)	4,388,405
		Nostrum Oil & Gas Finance B.V.
	605,000	7.00%, 02/16/2025(1)	363,000
	500,000	8.00%, 07/25/2022(1)	309,905
		Petrobras Global Finance B.V.
	1,180,000	5.75%, 02/01/2029	1,266,293
		Petroleos de Venezuela S.A.
	290,000	6.00%, 05/16/2024(8)(15)	40,600
	125,000	9.00%, 11/17/2021(8)(15)	16,875
		Petroleos Mexicanos
	165,000	5.35%, 02/12/2028	151,635
	50,000	5.50%, 06/27/2044	40,750
	155,000	6.50%, 03/13/2027	153,714
	310,000	6.50%, 01/23/2029	302,947
		Saudi Arabian Oil Co.
	310,000	2.75%, 04/16/2022(1)	311,700
		Sinopec Group Overseas Development Ltd.
	605,000	1.75%, 09/29/2019(8)	604,310
		State Oil Co. of the Azerbaijan Republic
	350,000	6.95%, 03/18/2030(8)	419,328
		Tullow Oil plc
	405,000	6.25%, 04/15/2022(8)	407,406
	1,295,000	7.00%, 03/01/2025(1)	1,303,094
		YPF S.A.
	470,000	7.00%, 12/15/2047(1)	405,375
ARS	27,918,777	16.50%, 05/09/2022(1)	369,532

			15,470,842

		Pharmaceuticals - 0.2%
		Rossini S.a.r.l.
EUR	570,000	6.75%, 10/30/2025(8)	681,399
		Teva Pharmaceutical Finance Netherlands B.V.
	750,000	4.50%, 03/01/2025	772,133

			1,453,532

		Pipelines - 0.2%
		Enbridge, Inc.
CAD	305,000	4.53%, 03/09/2020	234,342
		Peru LNG Srl
	$400,000	5.38%, 03/22/2030(1)	$435,600

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Transportadora de Gas Internacional S.A. ESP
	200,000	5.55%, 11/01/2028(1)	226,752

			896,694

		Real Estate - 0.2%
		China Evergrande Group
	200,000	8.25%, 03/23/2022(8)	193,478
		KWG Group Holdings Ltd.
	815,000	6.00%, 09/15/2022(8)	804,872

			998,350

		Real Estate Investment Trusts - 0.2%
		Trust F
	835,000	4.87%, 01/15/2030(1)	836,879
	580,000	6.39%, 01/15/2050(1)	593,775

			1,430,654

		Retail - 0.3%
		Alimentation Couche-Tard, Inc.
CAD	1,200,000	3.32%, 11/01/2019	911,765
		Eurotorg LLC Via Bonitron DAC
	$945,000	8.75%, 10/30/2022(1)	1,000,283

			1,912,048

		Telecommunications - 1.3%
		Altice France S.A.
EUR	575,000	5.88%, 02/01/2027(8)	693,348
		AT&T, Inc.
	$420,000	2.95%, 01/15/2020, 3 mo. USD LIBOR + 0.650%(2)	420,878
	680,000	4.75%, 05/15/2046	718,811
		IHS Netherlands Holdco B.V.
	360,000	9.50%, 10/27/2021(8)	372,168
		Millicom International Cellular S.A.
	200,000	5.13%, 01/15/2028(1)(10)	204,750
		Telecom Argentina S.A.
	2,130,000	8.00%, 07/18/2026(1)	2,157,956
		Telefonica Celular del Paraguay S.A.
	1,390,000	5.88%, 04/15/2027(1)	1,465,171
		Verizon Communications, Inc.
	536,000	3.07%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(2)	537,690
		Vodafone Group plc
	1,235,000	7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(11)	1,353,097

			7,923,869

		Transportation - 0.1%
		Lima Metro Line 2 Finance Ltd.
	200,000	4.35%, 04/05/2036(1)(13)	205,750
		Rumo Luxembourg S.a.r.l.
	200,000	5.88%, 01/18/2025(8)	212,002
	365,000	7.38%, 02/09/2024(8)	395,076

			812,828

		Total Corporate Bonds (cost $137,183,249)	$137,737,999

Foreign Government Obligations - 23.6%
		Angola - 0.1%
		Angolan Government International Bond
	400,000	8.25%, 05/09/2028(8)	425,270

		Argentina - 2.7%
		Argentine Republic Government International Bond
CHF	1,480,000	3.38%, 10/12/2020(8)	1,345,996
EUR	100,000	3.38%, 01/15/2023	88,831
	1,480,000	3.38%, 12/31/2038(4)	959,719
	$2,140,000	3.75%, 12/31/2038(4)	1,276,510
EUR	820,000	5.25%, 01/15/2028	$676,040
	$2,278,000	5.88%, 01/11/2028	1,793,925

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	962,000	6.63%, 07/06/2028	772,486
	225,000	6.88%, 04/22/2021	201,938
	2,605,000	6.88%, 01/26/2027	2,155,637
	1,325,000	6.88%, 01/11/2048	1,001,700
	335,000	7.50%, 04/22/2026	286,425
		Autonomous City of Buenos Aires Argentina
	134,000	8.95%, 02/19/2021(8)	135,006
		Bonos De La Nacion Argentina En Moneda Dua
	4,700,000	4.50%, 02/13/2020	4,429,750
		Provincia de Buenos Aires
EUR	75,000	4.00%, 05/01/2020(4)(8)	80,534
	$475,000	9.13%, 03/16/2024(8)	399,005
	66,667	10.88%, 01/26/2021(8)	62,767
		Provincia de Cordoba
	300,000	7.13%, 08/01/2027(8)	229,500
	150,000	7.45%, 09/01/2024(8)	123,152

			16,018,921

		Azerbaijan - 0.3%
		Republic of Azerbaijan International Bond
	375,000	3.50%, 09/01/2032(8)	358,618
	285,000	4.75%, 03/18/2024(8)	303,647
		Southern Gas Corridor CJSC
	830,000	6.88%, 03/24/2026(8)	975,028

			1,637,293

		Bermuda - 0.0%
		Bermuda Government International Bond
	200,000	4.75%, 02/15/2029(1)	223,500

		Brazil - 0.6%
		Brazil Letras do Tesouro Nacional
BRL	3,126,000	7.83%, 01/01/2020(14)	800,282
		Brazil Notas do Tesouro Nacional
	1,164,000	10.00%, 01/01/2021	322,452
	3,103,000	10.00%, 01/01/2023	899,223
	1,252,000	10.00%, 01/01/2029	386,883
		Brazilian Government International Bond
	$775,000	4.63%, 01/13/2028	820,733
	255,000	5.00%, 01/27/2045	262,872

			3,492,445

		Canada - 0.8%
		Ontario Hydro Corp. Coupon Strip
CAD	710,000	0.00%, 10/15/2019(14)	535,787
		Province of Manitoba Canada Treasury Bill
	375,000	0.00%, 09/18/2019(14)	283,469
		Province of New Brunswick Canada Treasury Bill
	2,400,000	0.00%, 08/15/2019(14)	1,817,202
		Quebec Treasury Bill
	2,500,000	0.00%, 08/16/2019(14)	1,892,825

			4,529,283

		Colombia - 0.4%
		Colombia Government International Bond
	$735,000	5.00%, 06/15/2045	816,952
		Colombian TES
COP	995,700,000	7.50%, 08/26/2026	337,039
	3,899,500,000	10.00%, 07/24/2024	1,436,414

			2,590,405

		Croatia - 0.2%
		Croatia Government International Bond
EUR	140,000	2.75%, 01/27/2030(8)	182,845
	335,000	3.00%, 03/11/2025(8)	425,999
	$215,000	5.50%, 04/04/2023(8)	236,555
	$260,000	6.00%, 01/26/2024(8)	$296,699

			1,142,098

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Dominican Republic - 0.4%
		Dominican Republic International Bond
	2,460,000	6.40%, 06/05/2049(1)	2,619,925

		Egypt - 0.4%
		Egypt Government International Bond
	480,000	5.58%, 02/21/2023(1)	496,800
EUR	100,000	6.38%, 04/11/2031(1)	117,309
	$300,000	6.59%, 02/21/2028(1)	308,409
	400,000	7.60%, 03/01/2029(1)	428,248
	200,000	7.60%, 03/01/2029(8)	214,124
	495,000	8.50%, 01/31/2047(8)	539,649
	200,000	8.70%, 03/01/2049(8)	218,500

			2,323,039

		El Salvador - 0.1%
		El Salvador Republic Government Bond
	640,000	7.13%, 01/20/2050	649,600

		Ethiopia - 0.1%
		Ethiopia International Bond
	405,000	6.63%, 12/11/2024(8)	420,366

		France - 0.1%
		Dexia Credit Local S.A.
	250,000	2.82%, 09/04/2020, 3 mo. USD LIBOR +0.32%(2)(8)	250,663

		Gabon - 0.0%
		Gabon Government International Bond
	200,000	6.95%, 06/16/2025(8)	199,900

		Ghana - 0.2%
		Ghana Government International Bond
	400,000	8.13%, 01/18/2026(8)	431,209
	575,000	8.63%, 06/16/2049(1)	582,752

			1,013,961

		Greece - 0.1%
		Hellenic Republic Government Bond
EUR	380,000	3.50%, 01/30/2023(8)	458,351
	175,000	4.38%, 08/01/2022(1)(8)	214,700

			673,051

		Honduras - 0.0%
		Honduras Government International Bond
	$220,000	6.25%, 01/19/2027(8)	237,602

		Hungary - 0.1%
		Hungary Government International Bond
	236,000	5.75%, 11/22/2023	265,854

		India - 0.0%
		India Government Bond
INR	10,000,000	8.15%, 11/24/2026	157,164

		Indonesia - 0.7%
		Indonesia Government International Bond
	$220,000	4.63%, 04/15/2043(8)	236,811
	1,395,000	4.75%, 01/08/2026(8)	1,531,952
	590,000	5.13%, 01/15/2045(8)	677,267
	430,000	6.63%, 02/17/2037(8)	564,692
	510,000	7.75%, 01/17/2038(8)	744,256
		Indonesia Treasury Bond
IDR	5,413,000,000	8.38%, 09/15/2026	411,700

			4,166,678

		Italy - 0.6%
		Italy Buoni Ordinari del Tesoro BOT
EUR	1,085,000	0.00%, 10/14/2019(8)(14)	1,201,666
		Italy Buoni Poliennali Del Tesoro
	140,000	1.05%, 12/01/2019	$155,588
	1,050,000	4.25%, 09/01/2019(8)	1,166,333

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Italy Certificati di Credito del Tesoro
	1,085,000	0.00%, 10/30/2019(14)	1,201,686

			3,725,273

		Ivory Coast - 0.3%
		Ivory Coast Government International Bond
	105,000	5.25%, 03/22/2030(8)	117,226
	$200,000	6.13%, 06/15/2033(8)	188,500
EUR	1,070,000	6.63%, 03/22/2048(8)	1,199,628

			1,505,354

		Jamaica - 0.0%
		Jamaica Government International Bond
	$195,000	8.00%, 03/15/2039	247,164

		Japan - 5.1%
		Japan Bank for International Cooperation
	500,000	3.00%, 06/01/2020, 3 mo. USD LIBOR + 0.480%(2)	501,787
		Japan Treasury Discount Bill
JPY	427,850,000	0.00%, 08/13/2019(14)	3,932,926
	479,050,000	0.00%, 08/19/2019(14)	4,403,647
	255,050,000	0.00%, 08/26/2019(14)	2,344,584
	296,000,000	0.00%, 09/02/2019(14)	2,721,081
	500,000,000	0.00%, 09/09/2019(14)	4,596,523
	500,000,000	0.00%, 09/30/2019(14)	4,596,850
	123,200,000	0.00%, 10/21/2019(14)	1,132,755
	671,450,000	0.00%, 10/28/2019(14)	6,173,793

			30,403,946

		Jordan - 0.0%
		Jordan Government International Bond
	$200,000	7.38%, 10/10/2047(8)	212,084

		Kenya - 0.0%
		Kenya Government International Bond
	225,000	7.00%, 05/22/2027(1)	235,301

		Macedonia - 0.1%
		Former Yugoslav Republic of Macedonia
EUR	405,000	3.98%, 07/24/2021(8)	474,294

		Malaysia - 0.3%
		Malaysia Government Bond
MYR	1,840,000	3.76%, 04/20/2023	451,549
	1,266,000	3.80%, 09/30/2022	310,753
	4,725,000	4.05%, 09/30/2021	1,163,680

			1,925,982

		Mexico - 0.7%
		Mexican Bonos
MXN	6,259,600	7.50%, 06/03/2027	327,157
	6,121,800	7.75%, 05/29/2031	322,906
		Mexico Government International Bond
	$400,000	4.50%, 04/22/2029	426,000
	3,045,000	4.50%, 01/31/2050	3,029,775

			4,105,838

		Morocco - 0.1%
		Morocco Government International Bond
EUR	180,000	3.50%, 06/19/2024(8)	227,277
	$200,000	5.50%, 12/11/2042(8)	233,106

			460,383

		Nigeria - 0.0%
		Nigeria Government International Bond
	200,000	7.14%, 02/23/2030(8)	206,408

		Oman - 0.3%
		Oman Government International Bond
	$200,000	6.00%, 08/01/2029(1)(13)	$199,500
	620,000	6.50%, 03/08/2047(8)	572,432

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	680,000	6.75%, 01/17/2048(8)	640,166
	615,000	6.75%, 01/17/2048(1)(10)	578,973

			1,991,071

		Pakistan - 0.0%
		Second Pakistan International Sukuk Co., Ltd.
	200,000	6.75%, 12/03/2019(8)	201,570

		Panama - 0.1%
		Panama Government International Bond
	210,000	3.16%, 01/23/2030	211,890
		Panama Notas del Tesoro
	295,000	3.75%, 04/17/2026(1)	307,538

			519,428

		Papua N.Guinea - 0.0%
		Papua New Guinea Government International Bond
	200,000	8.38%, 10/04/2028(8)	216,000

		Paraguay - 0.0%
		Paraguay Government International Bond
	200,000	5.60%, 03/13/2048(1)	228,752

		Poland - 0.3%
		Republic of Poland Government Bond
PLN	3,573,000	2.00%, 04/25/2021	929,951
	1,185,000	3.25%, 07/25/2025	327,544
	2,270,000	4.00%, 10/25/2023	637,377

			1,894,872

		Qatar - 0.4%
		Qatar Government International Bond
	$960,000	2.38%, 06/02/2021(8)	959,088
	405,000	4.00%, 03/14/2029(1)	441,184
	455,000	4.50%, 04/23/2028(8)	513,012
	400,000	4.82%, 03/14/2049(1)	463,000
	200,000	5.10%, 04/23/2048(8)	240,357

			2,616,641

		Romania - 0.8%
		Romanian Government International Bond
EUR	255,000	2.12%, 07/16/2031(1)	286,098
	115,000	2.50%, 02/08/2030(1)	136,040
	165,000	2.50%, 02/08/2030(8)	195,188
	55,000	3.38%, 02/08/2038(1)	66,732
	15,000	3.50%, 04/03/2034(8)	18,582
	130,000	3.88%, 10/29/2035(8)	167,163
	1,545,000	4.63%, 04/03/2049(8)	2,125,488
	802,000	4.63%, 04/03/2049(1)	1,103,328
	$484,000	6.13%, 01/22/2044(8)	613,847

			4,712,466

		Russia - 1.5%
		Russian Federal Bond - OFZ
RUB	15,115,000	6.90%, 05/23/2029	232,946
	55,750,000	7.00%, 08/16/2023	877,696
	29,007,000	7.10%, 10/16/2024	458,187
	31,390,000	7.75%, 09/16/2026	510,989
		Russian Foreign Bond - Eurobond
	$400,000	4.25%, 06/23/2027(1)	417,576
	400,000	4.25%, 06/23/2027(8)	417,576
	600,000	4.38%, 03/21/2029(1)	627,180
	600,000	4.38%, 03/21/2029(8)	627,180
	1,400,000	4.75%, 05/27/2026(8)	1,502,444
	600,000	4.88%, 09/16/2023(8)	644,221
	600,000	5.10%, 03/28/2035(8)	651,826
	400,000	5.10%, 03/28/2035(1)	434,551
	200,000	5.25%, 06/23/2047(1)	224,400

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$1,200,000	5.25%, 06/23/2047(8)	$1,346,400

			8,973,172

		Saudi Arabia - 0.1%
		Saudi Government International Bond
	265,000	4.50%, 10/26/2046(8)	280,238

		Senegal - 0.2%
		Senegal Government International Bond
	200,000	6.25%, 05/23/2033(1)	198,110
	1,205,000	6.25%, 05/23/2033(8)	1,193,613

			1,391,723

		South Africa - 0.4%
		Republic of South Africa Government Bond
ZAR	31,595,000	6.25%, 03/31/2036	1,590,802
	3,465,000	8.00%, 01/31/2030	225,506
	2,965,000	8.25%, 03/31/2032	189,924
		Republic of South Africa Government International Bond
	$200,000	6.30%, 06/22/2048	214,448

			2,220,680

		South Korea - 0.6%
		Export-Import Bank of Korea
	425,000	2.74%, 10/21/2019, 3 mo. USD LIBOR + 0.460%(2)	425,130
	1,000,000	3.10%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(2)	1,002,529
		Korea Development Bank
	400,000	2.97%, 02/27/2020, 3 mo. USD LIBOR + 0.450%(2)	400,383
	1,500,000	2.99%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	1,503,859

			3,331,901

		Sri Lanka - 0.1%
		Sri Lanka Government International Bond
	420,000	6.85%, 03/14/2024(8)	431,550
	225,000	7.55%, 03/28/2030(1)	228,925

			660,475

		Supranational - 0.8%
		European Bank for Reconstruction & Development
IDR	21,407,000,000	6.45%, 12/13/2022	1,522,788
		International Bank for Reconstruction & Development
	300,000,000	7.45%, 08/20/2021	21,617
		International Finance Corp.
MXN	22,900,000	0.00%, 02/22/2038(14)	284,521
INR	83,250,000	6.30%, 11/25/2024	1,217,555
	22,830,000	6.45%, 08/10/2020	330,772
MXN	23,210,000	7.75%, 01/18/2030	1,196,982

			4,574,235

		Thailand - 0.3%
		Thailand Government Bond
THB	8,720,000	1.88%, 06/17/2022	284,751
	8,590,000	3.63%, 06/16/2023	298,917
	35,828,000	3.85%, 12/12/2025	1,310,130

			1,893,798

		Tunisia - 0.5%
		Banque Centrale de Tunisie International Bond
EUR	1,380,000	6.38%, 07/15/2026(1)	1,528,149
	1,465,000	6.75%, 10/31/2023(1)	1,670,571

			3,198,720

		Turkey - 2.1%
		Export Credit Bank of Turkey
	$910,000	8.25%, 01/24/2024(1)	955,500
		Turkey Government Bond
TRY	6,595,000	9.40%, 07/08/2020	1,113,150
	5,194,000	11.00%, 03/02/2022	845,037
		Turkey Government International Bond

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$970,000	3.25%, 03/23/2023	$896,193
EUR	130,000	4.63%, 03/31/2025	149,037
	$1,665,000	4.88%, 04/16/2043	1,307,025
	1,191,000	5.13%, 02/17/2028	1,087,021
EUR	120,000	5.20%, 02/16/2026	138,652
	$1,160,000	5.75%, 03/22/2024	1,144,110
	1,380,000	5.75%, 05/11/2047	1,164,375
	1,540,000	6.00%, 03/25/2027	1,489,950
	1,060,000	6.00%, 01/14/2041	930,129
	220,000	6.35%, 08/10/2024	221,756
	395,000	6.88%, 03/17/2036	386,543
	720,000	7.25%, 12/23/2023	755,997
	120,000	7.38%, 02/05/2025	126,086

			12,710,561

		Ukraine - 0.5%
		Ukraine Government International Bond
	205,000	7.38%, 09/25/2032(1)	208,280
	325,000	7.38%, 09/25/2032(8)	330,200
	100,000	7.75%, 09/01/2020(8)	103,118
	100,000	7.75%, 09/01/2021(8)	104,652
	570,000	7.75%, 09/01/2021(1)	596,516
	440,000	7.75%, 09/01/2022(8)	466,400
	155,000	7.75%, 09/01/2025(8)	163,789
	150,000	7.75%, 09/01/2026(8)	158,400
	400,000	7.75%, 09/01/2027(8)	422,048
	520,000	8.99%, 02/01/2024(8)	576,969

			3,130,372

		United Arab Emirates - 0.0%
		Emirate of Dubai Government International Bonds
	200,000	5.25%, 01/30/2043(8)	221,063

		Venezuela - 0.1%
		Venezuela Government International Bond
	1,224,000	7.75%, 10/13/2019(8)(15)	186,660
	380,000	9.00%, 05/07/2023(8)(15)	57,950
	800,000	9.25%, 05/07/2028(8)(15)	122,000
	1,355,300	12.75%, 08/23/2022(8)(15)	206,683

			573,293

		Total Foreign Government Obligations (cost $143,061,822)	$142,080,076

Municipal Bonds - 0.7%
		Education - 0.3%
		Chicago, IL, Board of Education
	630,000	5.18%, 12/01/2021	638,946
	335,000	6.14%, 12/01/2039	362,155
	660,000	6.32%, 11/01/2029	720,225

			1,721,326

		General - 0.1%
		Chicago, IL, Transit Auth
	665,000	6.90%, 12/01/2040	904,699

		General Obligation - 0.3%
		City of Chicago, IL, GO
	629,000	7.38%, 01/01/2033	745,510
		State of Illinois, GO
	632,727	4.95%, 06/01/2023(10)	659,739
	70,000	5.00%, 01/01/2023	72,799
	150,000	5.56%, 02/01/2021	155,136

			1,633,184

		Total Municipal Bonds (cost $3,993,049)	$4,259,209

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Senior Floating Rate Interests - 26.0%(16)
		Advertising - 0.1%
		Acosta Holdco, Inc.
	$348,452	5.48%, 09/26/2021, 1 mo. USD LIBOR + 3.250%	$121,585
		Entravision Communications Corp.
	727,134	5.08%, 11/29/2024, 1 mo. USD LIBOR + 2.750%	710,773

			832,358

		Aerospace/Defense - 0.5%
		Circor International, Inc.
	522,214	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	$521,781
		Fly Funding S.a.r.l.
	611,511	4.56%, 02/09/2023, 3 mo. USD LIBOR + 2.000%	611,511
		TransDigm, Inc.
	349,116	4.83%, 06/09/2023, 1 mo. USD LIBOR + 2.500%	347,098
	1,365,160	4.83%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	1,353,310

			2,833,700

		Agriculture - 0.1%
		Pinnacle Operating Corp.
	909,012	7.73%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	702,967

		Asset-Backed - Finance & Insurance - 0.0%
		Evertec Group, LLC
	273,625	5.73%, 11/27/2024, 1 mo. USD LIBOR + 3.500%	274,481

		Auto Manufacturers - 0.1%
		Navistar International Corp.
	448,175	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	449,018

		Auto Parts & Equipment - 1.0%
		Adient U.S. LLC
	655,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	628,800
		AL Alpine AT Bidco GmbH
EUR	260,000	3.50%, 10/31/2025, 3 mo. EURIBOR + 3.500%	285,661
	$203,975	5.64%, 10/31/2025, 3 mo. USD LIBOR +3.250%	200,405
		Altra Industrial Motion Corp.
	1,066,054	4.23%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	1,062,057
		IAA, Inc.
	160,000	0.00%, 06/28/2026, 1 mo. USD LIBOR + 2.250%(17)	160,600
		Panther BF Aggregator LP
EUR	1,910,000	3.75%, 04/30/2026, 1 mo. EUR LIBOR + 3.750%	2,114,371
	$1,270,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	1,269,213

			5,721,107

		Biotechnology - 0.1%
		Sotera Health Holdings LLC
	508,945	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	503,219

		Chemicals - 0.9%
		Axalta Coating Systems U.S. Holdings, Inc.
	699,732	4.08%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	695,471
		Cabot Microelectronics Corp.
	184,726	4.50%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	184,957
		CTC AcquiCo GmbH
EUR	392,827	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	426,358
		DuBois Chemicals, Inc.
	$173,680	5.48%, 03/15/2024, 1 mo. USD LIBOR + 3.250%	169,555
		Hexion, Inc.
	630,000	0.00%, 06/25/2026, 1 mo. USD LIBOR + 3.500%(17)	628,425
		LTI Holdings, Inc.
	287,825	5.73%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	274,153
		Minerals Technologies, Inc.
	240,423	4.54%, 02/14/2024, 1 mo. USD LIBOR + 2.250%	240,923
		Momentive Performance Materials, Inc.
	375,000	5.59%, 05/15/2024, 1 mo. USD LIBOR + 3.250%	372,893
		Starfruit Finco B.V.
EUR	100,000	3.75%, 10/01/2025, 3 mo. EURIBOR + 3.750%	110,338
	$992,513	5.61%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	974,320

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Tronox Finance LLC
	$464,492	5.27%, 09/23/2024, 3 mo. USD LIBOR + 3.000%	$460,790
		Univar, Inc.
	278,130	4.48%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	278,360
	138,855	4.73%, 07/01/2024, 1 mo. ICE LIBOR + 2.500%	138,659
		WR Grace & Co.
	233,238	4.08%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	232,946

			5,188,148

		Coal - 0.1%
		Foresight Energy LLC
	952,727	8.27%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	695,490

		Commercial Services - 2.2%
		Allied Universal Holdco LLC
	58,013	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(17)(18)	58,106
	585,927	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	586,870
		APX Group, Inc.
	635,200	7.33%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	607,677
		Ascend Learning LLC
	235,800	5.23%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	234,522
		Blackhawk Network Holdings, Inc.
	1,236,656	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	1,233,045
		BrightView Landscapes LLC
	837,398	4.78%, 08/15/2025, 1 mo. USD LIBOR + 2.500%	838,094
		Capital Automotive L.P.
	146,027	8.23%, 03/24/2025, 1 mo. USD LIBOR + 6.000%	146,301
		Carbonite, Inc.
	246,909	6.01%, 03/26/2026, 2 mo. USD LIBOR + 3.750%	246,188
		Ceridian HCM Holding, Inc.
	722,978	5.23%, 04/30/2025, 3 mo. USD LIBOR +3.000%	727,048
		Dun & Bradstreet Corp.
	1,595,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	1,604,474
		Energizer Holdings, Inc.
	162,113	4.69%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	161,809
		Garda World Security Corp.
	400,000	0.00%, 05/24/2024, 1 mo. USD LIBOR + 3.500%(17)	400,320
		Hertz Corp.
	313,481	4.99%, 06/30/2023, 3 mo. USD LIBOR + 2.750%	312,089
		Quikrete Holdings, Inc.
	1,479,701	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	1,466,340
		Russell Investments U.S. Inst’l Holdco, Inc.
	523,412	5.48%, 06/01/2023, 3 mo. USD LIBOR + 3.250%	519,266
		Techem GmbH
EUR	470,000	3.75%, 07/31/2025, 3 mo. EURIBOR + 3.750%	522,314
		Tempo Acquisition LLC
	$1,502,048	5.23%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	1,503,926
		Trans Union LLC
	878,637	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	879,736
		Verisure Holding AB
EUR	305,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	338,172
		Weight Watchers International, Inc.
	$240,984	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	238,726
		Xerox Business Services LLC
	585,000	4.73%, 12/07/2023, 1 mo. USD LIBOR + 2.500%	574,031

			13,199,054

		Construction Materials - 0.1%
		NCI Building Systems, Inc.
	445,500	6.12%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	434,732
		Tamko Building Products, Inc.
	205,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	205,513

			640,245

		Distribution/Wholesale - 0.2%
		Beacon Roofing Supply, Inc.
	1,159,415	4.62%, 01/02/2025, 1 mo. USD LIBOR + 2.250%	1,153,293

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Hamilton Holdco LLC
	$262,350	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	$262,022

			1,415,315

		Diversified Financial Services - 1.1%
		AlixPartners LLP
EUR	179,550	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	198,845
	$1,366,361	4.98%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	1,367,577
		Aretec Group, Inc.
	517,774	6.48%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	505,477
		Crown Finance U.S., Inc.
	1,318,290	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	1,312,753
		Financial & Risk U.S. Holdings, Inc.
EUR	99,500	4.00%, 10/01/2025, 3 mo. EURIBOR + 4.000%	110,904
	$338,300	5.98%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	337,938
		GreenSky Holdings LLC
	843,125	5.50%, 03/31/2025, 1 mo. USD LIBOR + 3.250%	835,748
		Minotaur Acquisition, Inc.
	174,563	7.23%, 02/26/2026, 1 mo. USD LIBOR + 5.000%	170,635
		Nets Holding A/S
EUR	379,236	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	417,531
		NFP Corp.
	$121,875	5.23%, 01/08/2024, 1 mo. USD LIBOR + 3.000%	120,047
		RP Crown Parent LLC
	195,000	4.98%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	194,415
		UFC Holdings LLC
	109,718	5.49%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	109,889
		Victory Capital Holdings, Inc.
	951,273	5.57%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	956,324

			6,638,083

		Electric - 0.0%
		Seadrill Partners Finco LLC
	322,870	8.33%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	211,018

		Electrical Components & Equipment - 0.0%
		Lumentum Holdings
	189,050	4.73%, 12/10/2025, 1 mo. USD LIBOR + 2.500%	189,523

		Energy-Alternate Sources - 0.3%
		BCP Renaissance Parent LLC
	757,102	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	755,996
		Medallion Midland Acquisition LLC
	1,062,659	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	1,046,719
		TEX Operations Co. LLC
	242,901	4.23%, 08/04/2023, 1 mo. USD LIBOR + 2.000%	243,137

			2,045,852

		Engineering & Construction - 0.3%
		Brand Energy & Infrastructure Services, Inc.
	1,030,746	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	993,701
		DG Investment Intermediate Holdings, Inc.
	165,226	5.23%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	161,921
	100,000	8.98%, 02/02/2026, 3 mo. USD LIBOR + 6.750%	96,000
		Pike Corp.
	212,770	0.00%, 07/19/2026, 1 mo. USD LIBOR + 3.250%(17)	213,568
		Verra Mobility Corp.
	148,125	5.98%, 02/28/2025, 1 mo. USD LIBOR + 3.750%	148,618

			1,613,808

		Entertainment - 0.2%
		CityCenter Holdings LLC
	696,447	4.48%, 04/18/2024, 1 mo. USD LIBOR + 2.250%	697,318
		Scientific Games International, Inc.
	359,783	4.98%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	357,592
		Wyndham Hotels & Resorts, Inc.
	233,238	3.98%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	233,676

			1,288,586

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Environmental Control - 0.2%
		Advanced Disposal Services, Inc.
	$892,907	4.60%, 11/10/2023, 1 Week USD LIBOR + 2.250%	$894,363
		Fluidra Finco SLU
EUR	326,700	2.75%, 07/02/2025, 1 mo. EURIBOR + 2.750%	363,917

			1,258,280

		Food - 0.4%
		CHG PPC Parent LLC
	100,000	4.00%, 03/30/2025, 3 mo. EURIBOR + 4.000%	111,392
	$701,691	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	697,747
		Hostess Brands LLC
	1,161,964	4.51%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	1,159,548
		Post Holdings, Inc.
	505,943	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	505,801

			2,474,488

		Food Service - 0.1%
		8th Avenue Food & Provisions, Inc.
	223,875	6.11%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	224,576
	135,000	10.11%, 10/01/2026, 1 mo. USD LIBOR + 7.750%	135,000
		Aramark Services, Inc.
	228,502	4.08%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	228,406
		Welbilt, Inc.
	100,000	4.73%, 10/23/2025, 1 mo. USD LIBOR + 2.500%	98,875

			686,857

		Gas - 0.1%
		Messer Industries GmbH
EUR	100,000	2.75%, 03/01/2026, 3 mo. EURIBOR + 2.750%	110,700
	$648,375	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	645,133

			755,833

		Healthcare-Products - 0.6%
		Avantor, Inc.
	137,264	5.23%, 11/21/2024, 3 mo. USD LIBOR +3.000%	138,407
		Emerald TopCo, Inc.
	455,000	0.00%, 07/24/2026, 1 mo. USD LIBOR + 3.500%(17)	453,749
		Kinetic Concepts, Inc.
	254,800	5.58%, 02/02/2024, 3 mo. USD LIBOR + 3.250%	255,516
		Lifescan Global Corp.
	482,500	8.66%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	459,379
		Parexel International Corp.
	904,538	4.98%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	872,318
		Sotera Health Holdings LLC
	1,250,000	0.00%, 05/15/2022, 1 mo. USD LIBOR + 3.750%(17)	1,251,562

			3,430,931

		Healthcare-Services - 1.4%
		CDRH Parent, Inc.
	171,450	6.73%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	133,445
		DentalCorp Perfect Smile ULC
	640,780	5.98%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	632,501
		DuPage Medical Group Ltd.
	478,173	4.98%, 08/15/2024, 1 mo. USD LIBOR + 2.750%	465,621
	205,599	9.23%, 08/15/2025, 1 mo. USD LIBOR + 7.000%	200,459
		Ensemble RCM LLC
	245,000	0.00%, 07/22/2026, 1 mo. USD LIBOR + 3.750%(17)	245,154
		Envision Healthcare Corp.
	592,025	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	507,537
		Gentiva Health Services, Inc.
	409,137	6.00%, 07/02/2025, 1 mo. USD LIBOR + 3.750%	411,183
		Global Medical Response, Inc.
	490,018	5.56%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	474,092
		IQVIA, Inc.
EUR	589,050	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	653,859
		Jaguar Holding Co.
	$497,860	4.73%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	496,795

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		MPH Acquisition Holdings LLC
	$1,156,700	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	$1,121,999
		NVA Holdings, Inc.
	250,000	5.73%, 02/02/2025, 1 mo. USD LIBOR + 3.500%	249,375
		One Call Corp.
	155,690	7.58%, 11/25/2022, 1 mo. USD LIBOR + 5.250%	135,256
		Ortho-Clinical Diagnostics S.A.
	519,233	5.56%, 06/30/2025, 3 mo. USD LIBOR + 3.250%	503,983
		Sound Inpatient Physicians
	252,450	4.98%, 06/27/2025, 1 mo. USD LIBOR + 2.750%	251,125
	110,000	8.98%, 06/26/2026, 1 mo. USD LIBOR + 6.750%	109,541
		Surgery Center Holdings, Inc.
	186,675	5.49%, 09/02/2024, 1 mo. USD LIBOR + 3.250%	180,141
		Syneos Health, Inc.
	810,731	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	808,404
		Team Health Holdings, Inc.
	371,450	4.98%, 02/06/2024, 1 mo. USD LIBOR + 2.750%	324,398
		Verscend Holding Corp.
	223,313	6.73%, 08/27/2025, 1 mo. USD LIBOR + 4.500%	224,219
		Wink Holdco, Inc.
	359,525	5.23%, 12/02/2024, 1 mo. USD LIBOR + 3.000%	354,132

			8,483,219

		Household Products - 0.2%
		Diamond (BC) B.V.
EUR	147,750	3.25%, 09/06/2024, 1 mo. EURIBOR + 3.250%	151,147
	$1,063,850	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	961,901
		Revlon Consumer Products Corp.
	209,088	6.02%, 09/07/2023	169,710

			1,282,758

		Housewares - 0.0%
		Hayward Industries, Inc.
	230,888	5.73%, 08/05/2024, 1 mo. USD LIBOR + 3.500%	228,290

		Insurance - 1.1%
		Acrisure LLC
	997,462	6.77%, 11/22/2023, 1 mo. USD LIBOR + 4.250%	990,609
		Asurion LLC
	1,302,541	5.23%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	1,304,638
	283,592	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	284,126
	521,620	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	522,554
	740,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	752,639
		Genworth Holdings, Inc.
	182,688	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	183,829
		Hub International Ltd.
	1,296,308	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	1,281,984
		Sedgwick Claims Management Services, Inc.
	1,313,400	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	1,291,821

			6,612,200

		IT Services - 0.0%
		NAB Holdings LLC
	245,641	5.33%, 07/01/2024, 3 mo. USD LIBOR + 3.000%	243,953

		Leisure Time - 1.1%
		Caesars Resort Collection LLC
	1,176,015	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	1,165,913
		Delta (LUX) S.a.r.l.
	1,205,843	4.73%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	1,189,697
		Eldorado Resorts LLC
	451,982	4.58%, 04/17/2024, 2 mo. USD LIBOR + 2.250%	451,137
		Golden Entertainment, Inc.
	1,164,976	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	1,167,888
		Penn National Gaming, Inc.
	1,004,950	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,006,086

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		SRAM LLC
	$1,396,944	5.09%, 03/15/2024, 2 mo. USD LIBOR + 2.750%	$1,399,570

			6,380,291

		Lodging - 0.5%
		Boyd Gaming Corp.
	933,596	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	932,895
		Caesars Entertainment Operating Co.
	1,260,987	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	1,257,520
		Wynn Resorts, Limited
	1,014,900	4.66%, 10/30/2024, 1 mo. USD LIBOR + 2.250%	1,015,661

			3,206,076

		Machinery-Construction & Mining - 0.2%
		Brookfield WEC Holdings, Inc.
	787,419	5.73%, 08/01/2025, 1 mo. USD LIBOR + 3.500%	789,387
		Utility One Source L.P.
	264,846	7.83%, 04/18/2023, 1 mo. USD LIBOR + 5.500%	266,170

			1,055,557

		Machinery-Diversified - 0.3%
		Gardner Denver, Inc.
EUR	1,011,975	3.00%, 07/30/2024, 1 mo. EURIBOR + 3.000%	1,124,458
	$201,388	4.98%, 07/30/2024, 3 mo. USD LIBOR + 2.750%	201,763
		Pro Mach Group, Inc.
	360,438	5.06%, 03/07/2025, 3 mo. USD LIBOR +2.750%	350,302
		Zodiac Pool Solutions LLC
	188,100	4.48%, 07/02/2025, 1 mo. USD LIBOR + 2.250%	188,158

			1,864,681

		Media - 3.6%
		Advantage Sales & Marketing, Inc.
	688,571	5.58%, 07/23/2021, 1 mo. USD LIBOR + 3.250%	637,300
		Altice Financing S.A.
EUR	127,725	2.75%, 01/31/2026, 3 mo.EURIBOR + 2.750%	137,283
	$790,913	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	760,265
		Charter Communications Operating LLC
	945,969	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	947,369
		CSC Holdings LLC
	249,362	4.58%, 07/17/2025, 1 mo. USD LIBOR + 2.250%	248,427
	936,919	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	935,747
		E.W. Scripps Co.
	418,950	4.98%, 05/01/2026, 1 mo. USD LIBOR + 2.750%	419,474
		Gray Television, Inc.
	995,000	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	996,950
		Houghton Mifflin Harcourt Publishing Co.
	497,103	5.23%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	475,146
		ION Media Networks, Inc.
	1,508,986	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(17)	1,506,632
	780,180	4.98%, 12/18/2020, 1 mo. USD LIBOR + 2.750%	778,963
		Maxar Technologies Ltd.
	728,900	4.99%, 10/04/2024, 1 mo. USD LIBOR + 2.750%	658,437
		MTN Infrastructure TopCo, Inc.
	944,741	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	940,018
		NASCAR Holdings, Inc.
	185,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(17)	185,810
		NEP/NCP Holdco, Inc.
	99,500	5.48%, 10/20/2025, 1 mo. USD LIBOR + 3.250%	99,417
	210,000	9.23%, 10/19/2026, 1 mo. USD LIBOR + 7.000%	208,425
		Nexstar Broadcasting, Inc.
	1,805,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(17)	1,804,621
		Numericable Group S.A.
	278,588	4.98%, 07/31/2025, 1 mo. USD LIBOR + 2.750%	268,141
		PSAV Holdings LLC
	800,429	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	777,921
	310,000	9.83%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	293,725

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Shutterfly, Inc.
	$740,871	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	$740,752
		Sinclair Television Group, Inc.
	776,785	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(17)	777,757
		Telenet Financing USD LLC
	500,000	4.58%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	497,655
		Tribune Media Co.
	920,334	5.23%, 01/27/2024, 1 mo. USD LIBOR + 3.000%	918,613
		Unitymedia Finance LLC
	1,380,000	4.60%, 09/30/2025, 1 mo. USD LIBOR + 2.250%	1,378,813
		Unitymedia Hessen GmbH & Co. KG
EUR	205,000	2.75%, 01/15/2027, EURIBOR + 2.750%	226,803
		UPC Financing Partnership
	$1,250,000	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	1,249,350
		Virgin Media Bristol LLC
	1,125,000	4.83%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	1,127,115
		Web.com Group, Inc.
	254,429	6.08%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	252,951
	347,609	10.08%, 10/09/2026, 1 mo. USD LIBOR + 7.750%	341,526
		Ziggo Secured Finance Partnership
	725,000	4.83%, 04/15/2025, 1 mo. USD LIBOR + 2.500%	720,266

			21,311,672

		Metal Fabricate/Hardware - 0.2%
		Rexnord LLC
	1,005,869	4.23%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	1,009,360

		Miscellaneous Manufacturing - 0.4%
		Core & Main LP
	282,225	5.24%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	281,872
		H.B. Fuller Co.
	465,688	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	462,777
		USI, Inc.
	1,089,230	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,073,121
		Wilsonart LLC
	498,728	5.58%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	488,878

			2,306,648

		Oil & Gas - 0.6%
		Ascent Resources - Marcellus LLC
	45,000	8.83%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	43,650
		BCP Raptor LLC
	269,500	6.48%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	255,621
	230,000	6.98%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	213,325
		California Resources Corp.
	250,000	6.99%, 12/31/2022, 1 mo. USD LIBOR + 4.750%	237,875
	470,000	12.62%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	470,705
		NorthRiver Midstream Finance L.P.
	496,250	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	496,429
		PES Holdings LLC
	80,255	2.83%, 12/31/2022, 1 mo. USD LIBOR + 6.990%	24,076
		PowerTeam Services, LLC
	910,634	5.58%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	855,240
		Traverse Midstream Partners LLC
	387,075	6.26%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	378,172
		Ultra Resources, Inc.
	898,525	6.02%, 04/12/2024, 1 mo. USD LIBOR + 3.750%	667,721

			3,642,814

		Oil & Gas Services - 0.1%
		Lower Cadence Holdings LLC
	360,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	358,949

		Packaging & Containers - 1.2%
		Berlin Packaging LLC
	1,081,761	5.38%, 11/07/2025, 1 mo. USD LIBOR + 3.000%	1,061,023
		Berry Global, Inc.
EUR	420,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	465,084

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$226,280	4.38%, 01/06/2021, 3 mo. USD LIBOR + 2.000%	$226,044
	723,174	4.63%, 10/01/2022, 1 mo. USD LIBOR + 2.250%	722,682
	1,000,000	4.90%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	998,650
		Charter NEX US, Inc.
	125,000	5.73%, 05/16/2024, 1 mo. USD LIBOR + 3.500%	124,719
		Crown Americas LLC
	136,841	4.37%, 04/03/2025, 1 Week USD LIBOR + 2.000%	137,212
		Crown European Holdings S.A.
EUR	188,107	2.38%, 04/03/2025, 1 mo. EURIBOR + 2.375%	209,649
		Flex Acquisition Co., Inc.
	$703,879	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	672,092
	702,229	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	671,724
		Pregis Corp.
	410,000	0.00%, 07/23/2026, 1 mo. USD LIBOR + 4.000%(17)	409,147
		Proampac PG Borrower LLC
	293,734	5.90%, 11/18/2023, 1 mo. USD LIBOR + 3.500%	287,002
		Reynolds Group Holdings, Inc.
	1,268,816	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	1,267,953

			7,252,981

		Pharmaceuticals - 0.6%
		Bausch Health Co., Inc.
	735,450	5.13%, 11/27/2025, 1 mo. USD LIBOR + 2.750%	734,995
		Catalent Pharma Solutions, Inc.
	319,200	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	320,598
		Endo Luxembourg Finance Co., S.a r.l.
	813,400	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	740,706
		NVA Holdings, Inc.
	536,228	4.98%, 02/02/2025, 3 mo. USD LIBOR + 2.750%	535,670
		Valeant Pharmaceuticals International, Inc.
	1,079,209	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	1,082,717

			3,414,686

		Real Estate Investment Trusts - 0.2%
		VICI Properties LLC
	1,381,591	4.27%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	1,377,916

		Real Estate Investment Trusts - 0.2%
		Iron Mountain, Inc.
	162,441	3.98%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	159,802
		MGM Growth Properties Operating Partnership L.P.
	790,869	4.23%, 03/21/2025, 1 mo. USD LIBOR + 2.000%	790,703

			950,505

		Retail - 1.9%
		American Builders & Contractors Supply Co., Inc.
	498,724	4.23%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	495,607
		B.C. Unlimited Liability Co.
	987,076	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	986,829
		Bass Pro Group LLC
	849,813	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	802,767
		Belron Finance U.S. LLC
	249,373	5.04%, 11/13/2025, 1 mo. USD LIBOR + 2.500%	250,309
		Carrols Restaurant Group, Inc.
	320,000	5.50%, 04/30/2026, 1 mo. USD LIBOR + 3.250%	320,800
		Coty, Inc.
EUR	237,104	2.50%, 04/07/2025, 1 mo. EURIBOR + 2.500%	250,287
	$284,190	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	274,007
		Harbor Freight Tools USA, Inc.
	559,909	4.73%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	549,568
		J. Crew Group, Inc.
	496,722	5.26%, 03/05/2021, 3 mo. USD LIBOR + 3.000%	450,775
		Michaels Stores, Inc.
	1,003,258	4.75%, 01/30/2023, 1 mo. USD LIBOR + 2.500%	969,900
		Neiman Marcus Group Ltd. LLC
	481,115	8.38%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	412,556
		Rodan & Fields LLC
	336,600	6.33%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	311,076

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Sage Borrow Co. LLC
	$465,000	7.13%, 06/22/2026, 1 mo. USD LIBOR + 4.750%	$466,744
		Staples, Inc.
	898,625	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	875,602
		Sunshine Luxembourg S.a.r.l.
	2,175,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(17)	2,182,069
		U.S. Foods, Inc.
	1,531,562	4.23%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	1,528,820

			11,127,716

		Semiconductors - 0.1%
		Microchip Technology, Inc.
	281,697	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	281,345
		ON Semiconductor Corp.
	221,154	3.98%, 03/31/2023, 1 mo. USD LIBOR + 1.750%	220,601

			501,946

		Software - 1.8%
		Almonde, Inc.
	616,141	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	604,052
		Change Healthcare Holdings LLC
	769,777	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	767,729
		Compuware Corp.
	104,475	6.23%, 08/22/2025, 1 mo. USD LIBOR + 4.000%	104,736
		Cypress Intermediate Holdings, Inc.
	623,509	4.99%, 04/26/2024, 1 mo. USD LIBOR + 2.750%	616,626
		Epicor Software Corp.
	781,895	5.49%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	779,776
		EVO Payments International LLC
	819,082	5.49%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	819,762
		Global Payments, Inc.
	234,600	3.98%, 04/21/2023, 1 mo. USD LIBOR + 1.750%	234,483
		Go Daddy Operating Co. LLC
	1,015,547	4.23%, 02/15/2024, 1 mo. USD LIBOR + 2.000%	1,018,401
		Hyland Software, Inc.
	132,308	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	132,364
	100,000	9.23%, 07/07/2025, 1 mo. USD LIBOR + 7.000%	100,250
		Infor U.S., Inc.
	1,009,298	5.08%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	1,009,116
		MA FinanceCo. LLC
	126,534	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	125,480
		McAfee, LLC
	129,673	5.99%, 09/30/2024, 1 mo. USD LIBOR + 3.750%	129,601
		Quest Software U.S. Holdings, Inc.
	387,075	6.51%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	380,905
		Seattle Spinco, Inc.
	854,518	4.73%, 06/21/2024, 1 mo. USD LIBOR + 2.500%	847,400
		SS&C Technologies Holdings Europe S.a.r.l.
	509,247	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	508,931
		SS&C Technologies, Inc.
	1,264,528	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	1,263,888
		Ultimate Software Group, Inc.
	385,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	387,826
		WEX, Inc.
	1,222,367	4.48%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,223,027

			11,054,353

		Telecommunications - 1.2%
		Altice France S.A.
	1,152,823	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	1,139,853
		CenturyLink, Inc.
	846,967	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	841,199
		Level 3 Financing, Inc.
	700,000	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	700,294
		Masmovil Holdphone S.A.
EUR	95,378	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(17)(18)	105,809
	596,111	0.00%, 05/07/2026, 1 mo. USD LIBOR + 3.250%(17)	661,308

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Sprint Communications, Inc.
$1,315,006	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	$1,311,390
771,125	5.25%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	770,400
	Univision Communications, Inc.
841,892	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	823,345
	Zacapa LLC
292,788	7.33%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	293,885
	Zayo Group LLC
707,410	4.48%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	707,198

		7,354,681

	Textiles - 0.2%
	ASP Unifrax Holdings, Inc.
847,870	6.08%, 12/12/2025, 3 mo. USD LIBOR + 3.750%	817,135
125,000	10.93%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	118,906

		936,041

	Transportation - 0.2%
	B.C. Unlimited Liability Co.
147,221	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	148,040
	Dynasty Acquisition Co., Inc.
273,831	6.33%, 04/06/2026, 1 mo. USD LIBOR + 4.000%	275,354
	Savage Enterprises LLC
488,534	6.88%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	489,603

		912,997

	Total Senior Floating Rate Interests (cost $158,251,045)	$155,918,651

U.S. Government Agencies - 8.0%
	Mortgage-Backed Agencies - 8.0%
	FHLMC - 1.9%
$5,702	0.00%, 11/15/2036(19)	$5,211
4,455,385	0.13%, 10/25/2020(3)(5)	7,321
3,870,000	2.23%, 05/25/2047(3)(5)	490,595
2,605,748	2.25%, 07/25/2029(3)(5)	466,283
43,017	3.00%, 03/15/2033(5)	4,751
430,000	3.82%, 05/25/2048(1)(3)	412,183
105,188	4.00%, 07/15/2027(5)	8,186
79,670	4.50%, 03/15/2041	90,924
2,382,000	4.62%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(2)	2,417,517
106,360	4.75%, 07/15/2039	116,915
2,345,000	4.77%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	2,399,003
10,768	5.50%, 08/15/2033	11,991
2,203,000	5.72%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(2)	2,355,583
1,730,000	6.17%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(2)	1,860,524
948,230	6.27%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(2)	1,014,082
37,367	6.50%, 07/15/2036	41,906

		11,702,975

	FNMA - 6.1%
$50,168	0.00%, 06/25/2036(19)	$44,289
149,247	1.82%, 04/25/2055(3)(5)	8,543
5,000	2.44%, 01/01/2023	5,031
35,827	2.50%, 06/25/2028(5)	2,464
229,379	3.00%, 01/25/2028	16,068
35,500,000	3.00%, 08/01/2049(20)	35,802,998
29,223	3.16%, 12/01/2026	30,673
23,736	3.24%, 12/01/2026	25,028
9,275	3.45%, 01/01/2024	9,727
9,218	3.47%, 01/01/2024	9,727
71,386	3.50%, 05/25/2030(5)	7,618
22,979	3.67%, 08/01/2023	24,175
10,000	3.76%, 03/01/2024	10,637
14,879	3.86%, 12/01/2025	16,190
5,000	3.86%, 11/01/2023	5,329
22,756	3.87%, 10/01/2025	24,663
33,059	3.89%, 05/01/2030	36,304

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$33,695	3.93%, 10/01/2023	$35,889
9,236	3.96%, 05/01/2034	10,343
9,540	3.97%, 05/01/2029	10,623
36,408	4.00%, 03/25/2042(5)	4,284
17,417	4.06%, 10/01/2028	19,292
27,683	4.50%, 07/25/2027(5)	2,328
13,748	5.47%, 05/25/2042(3)(5)	1,310
75,295	5.50%, 04/25/2035	85,393
27,291	5.50%, 04/25/2037	30,628
296,132	5.50%, 06/25/2042(5)	61,451

		36,341,005

	GNMA - 0.0%
$31,035	4.00%, 05/16/2042(5)	$4,477
79,977	5.00%, 10/16/2041(5)	13,008

		17,485

	Total U.S. Government Agencies (cost $47,659,361)	$48,061,465

U.S. Government Securities - 11.4%
	U.S. Treasury Bonds - 2.1%
$920,000	3.13%, 02/15/2043	$1,025,836
3,250,000	3.63%, 02/15/2044(21)	3,924,883
4,220,000	3.75%, 11/15/2043	5,193,237
1,780,000	6.25%, 05/15/2030(21)	2,504,585

		12,648,541

	U.S. Treasury Notes - 9.3%
3,995,751	0.88%, 01/15/2029(22)	4,211,911
47,000,000	1.63%, 05/15/2026(23)	46,082,031
1,733,000	2.13%, 05/15/2025(24)	1,754,933
3,513,000	2.25%, 02/15/2027(24)	3,585,593

		55,634,468

	Total U.S. Government Securities (cost $67,446,885)	$68,283,009

Common Stocks - 0.1%
	Energy - 0.1%
32,328	Ascent Resources - Marcellus LLC Class A*(6)(7)	84,053
83,644,001	KCA Deutag*(6)(7)(25)	350,803
713	Paragon Offshore Ltd., Litigation*	6,580
3,682	Philadelphia Energy Solutions Class A*	921
19,531	Templar Energy LLC Class A*	14,648

	Total Common Stocks (cost $1,437,285)	$457,005

Escrows - 0.0%(26)
	Energy-Alternate Sources - 0.0%
2,648	Paragon Offshore Ltd.*(6)(7)	—
600,000	TCEH Corp.*(6)(7)	1

	Total Escrows (cost $—)	$1

Preferred Stocks - 0.1%
	Health Care Equipment & Services - 0.1%
10,460	Change Healthcare, Inc., 6.00%	564,944

	Total Preferred Stocks (cost $523,000)	$564,944

Warrants - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/23*(6)(7)	$84

	Total Warrants (cost $669)	$84

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Total Long-Term Investments (cost $628,882,364)	$626,303,951

Short-Term Investments - 5.0%
		Certificates of Deposit - 0.1%
		Credit Agricole Corporate and Investment Bank
	730,000	2.74%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)(27)	$731,228

		Commercial Paper - 2.9%
		Bank of Nova Scotia
CAD	730,000	1.60%, 08/09/2019(27)	552,897
	1,663,000	2.10%, 08/16/2019(27)	1,258,879
		CNPC Finance
	$1,000,000	0.00%, 08/01/2019(27)	1,000,000
		Electricite de France S.A
	700,000	2.32%, 08/12/2019(27)	699,467
	500,000	2.34%, 08/12/2019(27)	499,615
		Enel Finance America
	1,000,000	2.55%, 09/23/2019(27)	996,246
	1,000,000	2.64%, 09/20/2019(27)	996,320
		ENI Finance USA, Inc.
	2,000,000	1.31%, 08/02/2019(27)	1,999,857
	500,000	2.47%, 09/06/2019(27)	498,750
		Industrial and Commercial Bank of China Ltd.
	500,000	2.34%, 08/22/2019(27)	499,297
		Intesa Funding LLC
	500,000	2.59%, 08/09/2019(27)	499,681
	500,000	2.64%, 10/24/2019(27)	496,848
	1,900,000	2.67%, 09/23/2019(27)	1,892,531
		Korea Development Bank
	250,000	2.73%, 12/02/2019(27)	248,057
		Royal Bank of Canada
CAD	3,000,000	0.90%, 08/02/2019(27)	2,272,960
		Sinopec Century Bright
	$750,000	2.00%, 08/05/2019(27)	749,794
		Toronto Dominion Bank
CAD	3,000,000	1.54%, 08/07/2019(27)	2,272,402

			17,433,601

		Other Investment Pools & Funds - 1.5%
	8,868,881	Fidelity Institutional Government Fund, Institutional Class, 2.20%(28)	8,868,881

		Securities Lending Collateral - 0.5%
	157,680	Citibank NA DDCA, 2.37%, 8/1/2019(28)	157,680
	1,788,619	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(28)	1,788,619
	262,940	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(28)	262,940
	250,400	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(28)	250,400
	638,052	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(28)	638,052
	55,900	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(28)	55,900

			3,153,591

		Total Short-Term Investments (cost $30,214,661)	$30,187,301

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Investments (cost $659,097,025)	109.3%	$656,491,252
Other Assets and Liabilities	(9.3)%	(55,904,503)

Total Net Assets	100.0%	$600,586,749

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $121,910,786, representing 20.3% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $2,597,637, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(7)	Investment valued using significant unobservable inputs.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $86,775,245, representing 14.4% of net assets.

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,296,486 at July 31, 2019.
(14)	Security is a zero-coupon bond.
(15)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(16)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(17)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(18)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2019, the aggregate value of the unfunded commitment was $163,915, which rounds to 0.0% of total net assets.
(19)	Securities disclosed are principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(22)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(23)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(24)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(25)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $350,803 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	83,644,001	$1,133,544	$350,803
(26)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(27)	The rate shown represents current yield to maturity.
(28)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	542	09/30/2019	$116,208,187	$(276,401)
U.S. Treasury 5-Year Note Future	848	09/30/2019	99,686,375	196,992
U.S. Treasury 10-Year Note Future	618	09/19/2019	78,746,719	45,903
U.S. Treasury 10-Year Ultra Future	126	09/19/2019	17,368,313	8,441
U.S. Treasury Long Bond Future	49	09/19/2019	7,624,094	75,202
U.S. Treasury Ultra Bond Future	4	09/19/2019	710,250	8,774

Total				$58,911

Short position contracts:
Euro BUXL 30-Year Bond Future	8	09/06/2019	$1,850,728	$(65,232)
Euro-BOBL Future	46	09/06/2019	6,874,473	(30,722)
Euro-Bund Future	49	09/06/2019	9,496,326	(105,838)
Euro-Schatz Future	1	09/06/2019	124,344	(50)
Long Gilt Future	1	09/26/2019	161,534	(1,095)

Total				$(202,937)

Total futures contracts				$(144,026)

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	348,447	(0.09%)	08/25/37	Monthly	$73,509	$—	$8,269	$(65,240)
ABX.HE.AAA.07	CSI	USD	995,115	(0.09%)	08/25/37	Monthly	241,382	—	23,615	(217,767)
ABX.HE.PENAAA.06	JPM	USD	236,025	(0.11%)	05/25/46	Monthly	25,512	—	14,155	(11,357)
ABX.HE.PENAAA.06	CSI	USD	370,833	(0.11%)	05/25/46	Monthly	40,175	—	22,241	(17,934)
PrimeX.ARM.2(7)	MSC	USD	116,066	(4.58%)	12/25/37	Monthly	—	(232)	(140)	92

Total							$380,578	$(232)	$68,140	$(312,206)

Sell protection:
ABX.HE.AAA.07	MSC	USD	348,447	0.09%	08/25/37	Monthly	$3,297	$—	$(8,269)	$(11,566)
ABX.HE.AAA.07	MSC	USD	995,115	0.09%	08/25/37	Monthly	9,473	—	(23,615)	(33,088)
ABX.HE.PENAAA.06	BCLY	USD	606,859	0.11%	05/25/46	Monthly	—	(15,893)	(36,396)	(20,503)
CMBX.NA.AAA.10	GSC	USD	662,000	0.50%	11/17/59	Monthly	—	(390)	3,198	3,588
CMBX.NA.AAA.12	GSC	USD	2,550,000	0.50%	08/17/61	Monthly	—	(20,067)	(16,016)	4,051
CMBX.NA.AAA.6	MSC	USD	1,907,088	0.50%	05/11/63	Monthly	16,463	—	16,143	(320)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(193,808)	(181,980)	11,828
CMBX.NA.BB.6	DEUT	USD	8,627,304	0.50%	05/11/63	Monthly	70,404	—	78,540	8,136
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(107,024)	(104,123)	2,901
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,938)	(16,277)	(339)
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(8,913)	(9,766)	(853)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	$—	$(9,172)	$(12,323)	$(3,151)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(18,343)	(24,389)	(6,046)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(9,042)	(15,703)	(6,661)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(127,576)	(139,793)	(12,217)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(127,576)	(139,793)	(12,217)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(127,576)	(139,793)	(12,217)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(145,053)	(158,523)	(13,470)
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(202,411)	(221,179)	(18,768)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(260,586)	(282,653)	(22,067)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(57,151)	(105,323)	(48,172)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(388,186)	(203,805)	184,381
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(349,896)	(184,157)	165,739
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(265,675)	(138,351)	127,324
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(166,524)	(80,752)	85,772
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(109,239)	(62,527)	46,712
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	—	(86,686)	(49,399)	37,287
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(8,979)	(4,734)	4,245
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(540,891)	(316,583)	224,308
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(297,426)	(170,818)	126,608
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(298,821)	(175,282)	123,539
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(321,754)	(221,444)	100,310
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(121,768)	(82,972)	38,796
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(208,265)	(135,016)	73,249
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(175,512)	(112,591)	62,921
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(119,804)	(79,421)	40,383
PrimeX.ARM.2 (7)	JPM	USD	113,114	4.58%	12/25/37	Monthly	4,380	—	138	(4,242)

Total							$104,017	$(4,905,945)	$(3,555,747)	$1,246,181

Total traded indices							$484,595	$(4,906,177)	$(3,487,607)	$933,975

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX-EM.31.V1	USD	956,000	(1.00%)	06/20/24	Quarterly	$26,293	$23,682	$(2,611)
CDX.NA.HY.32.V2	USD	3,497,670	(5.00%)	06/20/24	Quarterly	(239,209)	(287,268)	(48,059)
CDX.NA.IG.32.V1	USD	43,267,000	(1.00%)	06/20/24	Quarterly	(753,578)	(989,772)	(236,194)

Total						$(966,494)	$(1,253,358)	$(286,864)

Credit default swaps on indices:
Sell protection:
CDX.EM.31.V1	USD	8,330,000	(1.00%)	06/20/24	Quarterly	$(219,329)	$(206,317)	$13,012

Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	USD	1,050,000	(1.00%)	06/20/24	Quarterly	$22,421	$(12,164)	$(34,585)
Republic of South Africa	USD	1,060,000	(1.00%)	06/20/24	Quarterly	(29,356)	(34,046)	(4,690)
Republic of Turkey	USD	1,160,000	(1.00%)	06/20/24	Quarterly	(132,486)	(126,315)	6,171

Total single-name issues						$(139,421)	$(172,525)	$(33,104)

Total						$(1,325,244)	($1,632,200)	$(306,956)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

	Payments				Periodic	Upfront	Upfront		Unrealized
Payments made by	received by			Expiration	Payment	Premiums	Premiums		Appreciation/
Fund	Fund	Notional Amount		Date	Frequency	Paid	Received	Value †	(Depreciation)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,460,000	04/09/24	Semi-Annual	$—	$—	$(188,970)	$(188,970)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,720,000	04/09/24	Semi-Annual	—	—	(197,706)	(197,706)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,900,000	04/09/24	Semi-Annual	—	—	(202,173)	(202,173)
3 Mo. USD LIBOR	2.36% Fixed	USD	9,205,000	04/09/24	Semi-Annual	—	—	(268,825)	(268,825)
3 Mo. USD LIBOR	1.86% Fixed	USD	9,085,000	06/21/24	Semi-Annual	—	—	(2,290)	(2,290)
3 Mo. USD LIBOR	2.75% Fixed	USD	4,640,000	12/20/47	Semi-Annual	—	(98,582)	(572,854)	(474,272)
3 Mo. USD LIBOR	2.26% Fixed	USD	2,755,000	06/21/49	Semi-Annual	—	—	(42,667)	(42,667)

Total						$—	$(98,582)	$(1,475,485)	$(1,376,903)

OTC Total Return Swap Contracts Outstanding at July 31, 2019

Payments
			received		Periodic	Upfront	Upfront		Unrealized
	Counter-	Notional	(paid) by the	Expiration	Payment	Premiums	Premiums	Market	Appreciation/
Reference Entity	party	Amount	Fund	Date	Frequency	Paid	Received	Value †	(Depreciation)
IBOXX USD Liquid Investment Grade Index	MSC	USD 11,825,000	1.00%	12/20/19	Quarterly	$—	$—	$199,664	$199,664

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
810,000	AUD	568,057	USD	CBK	08/06/19	$—	$(14,006)
1,904,000	AUD	1,334,306	USD	BCLY	08/06/19	—	(31,946)
215,000	AUD	148,777	USD	RBS	09/18/19	—	(1,499)
310,000	CAD	237,970	USD	ANZ	08/06/19	—	(3,058)
1,232,000	CAD	940,092	USD	BOA	08/06/19	—	(6,508)
990,000	CAD	757,065	USD	CBK	08/06/19	—	(6,863)
2,000,000	CAD	1,530,781	USD	BNP	08/08/19	—	(15,159)
1,365,000	CAD	1,047,966	USD	CBK	08/14/19	—	(13,418)
850,000	CAD	652,562	USD	BNP	08/19/19	—	(8,267)
200,000	CAD	153,564	USD	BNP	08/26/19	—	(1,941)
205,000	CAD	156,023	USD	SSG	09/18/19	—	(550)
155,200,000	CLP	223,331	USD	BNP	09/23/19	—	(2,814)
12,525,000	CNH	1,805,153	USD	BCLY	09/18/19	7,152	—
964,000	CNH	140,179	USD	HSBC	09/18/19	—	(692)
157,700,000	COP	48,087	USD	BNP	09/18/19	—	(168)
572,000,000	COP	174,787	USD	MSC	09/18/19	—	(981)
5,060,000	CZK	224,230	USD	BCLY	09/18/19	—	(6,153)
363,000	DKK	55,516	USD	SSG	08/06/19	—	(1,678)
969,000	DKK	148,003	USD	BOA	08/06/19	—	(4,286)
1,167,000	DKK	178,568	USD	UBS	08/06/19	—	(5,485)
18,400,000	EGP	1,042,718	USD	GSC	09/18/19	55,385	(265)
10,970,000	EGP	625,784	USD	GSC	12/18/19	12,320	—
1,949,062	EUR	1,949,062	GBP	BCLY	08/30/19	43,790	—
435,000	EUR	490,659	USD	HSBC	08/01/19	—	(9,076)
74,000	EUR	84,571	USD	MSC	08/06/19	—	(2,614)
87,000	EUR	99,247	USD	BNP	08/06/19	—	(2,892)
13,393,000	EUR	15,272,069	USD	BCLY	08/06/19	—	(438,895)
15,655,000	EUR	17,860,284	USD	UBS	08/06/19	—	(521,873)
485,000	EUR	547,127	USD	BCLY	08/16/19	—	(9,514)
118,000	EUR	134,070	USD	CBA	09/18/19	—	(2,922)
622,000	EUR	696,086	USD	BNP	09/18/19	—	(4,782)
1,168,000	EUR	1,307,331	USD	GSC	09/18/19	—	(9,191)
1,205,000	EUR	1,358,282	USD	JPM	09/18/19	—	(19,020)
1,595,000	EUR	1,796,952	USD	BCLY	09/18/19	—	(24,236)
150,000	EUR	170,051	USD	BMO	10/11/19	$—	$(3,020)
41,000	GBP	41,000	EUR	UBS	08/30/19	—	(63)
709,000	GBP	902,987	USD	BCLY	08/06/19	—	(40,530)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

1,853,000	GBP	2,357,568	USD	HSBC	08/06/19	—	(103,500)
12,500,000	HUF	44,035	USD	CBK	09/18/19	—	(1,480)
51,200,000	HUF	181,899	USD	GSC	09/18/19	—	(7,595)
452,200,000	JPY	4,183,980	USD	BMO	08/05/19	—	(25,880)
11,700,000	JPY	108,812	USD	UBS	08/06/19	—	(1,219)
63,495,000	JPY	591,094	USD	CBK	08/06/19	—	(7,199)
955,099,000	JPY	8,892,105	USD	MSC	08/06/19	—	(109,092)
416,550,000	JPY	3,864,652	USD	BCLY	08/13/19	—	(32,004)
12,052,000	MXN	624,257	USD	GSC	08/06/19	4,004	—
1,276,000	MXN	66,177	USD	CBK	08/06/19	339	—
1,133,000	MYR	274,201	USD	MSC	08/06/19	340	—
335,000	MYR	81,055	USD	BCLY	08/06/19	120	—
2,429,000	NOK	285,029	USD	BOA	08/06/19	—	(10,724)
235,000	NZD	155,810	USD	SSG	09/18/19	—	(1,350)
893,000	PEN	266,854	USD	BNP	09/18/19	2,855	—
3,840,000	PHP	73,603	USD	SCB	09/18/19	1,725	—
790,000	PHP	15,119	USD	BCLY	09/18/19	378	—
449,000	PLN	120,085	USD	JPM	08/06/19	—	(4,225)
2,339,000	PLN	627,542	USD	SSG	08/06/19	—	(23,990)
140,000	PLN	37,183	USD	CBK	09/18/19	—	(1,019)
700,000	PLN	186,662	USD	BCLY	09/18/19	—	(5,839)
764,000	SEK	82,548	USD	JPM	08/06/19	—	(3,433)
2,390,000	SEK	258,390	USD	BOA	08/06/19	—	(10,898)
110,000	SGD	81,283	USD	HSBC	08/06/19	—	(1,226)
370,000	SGD	273,630	USD	RBS	08/06/19	—	(4,348)
1,900,918	USD	2,714,000	AUD	MSC	08/06/19	44,507	—
2,570,733	USD	3,710,000	AUD	BNP	09/18/19	29,332	—
143,464	USD	205,000	AUD	NAB	09/18/19	3,037	—
83,165	USD	120,000	AUD	BOA	09/18/19	963	—
133,082	USD	185,000	AUD	RBS	09/26/19	6,326	—
113,063	USD	430,000	BRL	HSBC	09/04/19	666	—
141,184	USD	564,000	BRL	MSC	09/04/19	—	(6,238)
2,289,742	USD	3,000,000	CAD	BOA	08/02/19	16,582	—
1,698,039	USD	2,222,000	CAD	CBK	08/06/19	14,254	—
231,495	USD	310,000	CAD	SCB	08/06/19	—	(3,417)
2,289,921	USD	3,000,000	CAD	BOA	08/07/19	16,539	—
1,527,056	USD	2,000,000	CAD	BOA	08/08/19	11,434	—
557,230	USD	730,000	CAD	BOA	08/09/19	4,016	—
1,041,400	USD	1,365,000	CAD	UBS	08/14/19	6,852	—
1,831,048	USD	2,400,000	CAD	UBS	08/15/19	12,021	—
1,909,029	USD	2,500,000	CAD	BOA	08/16/19	14,168	—
1,259,318	USD	1,663,000	CAD	DEUT	08/16/19	—	(1,144)
643,150	USD	850,000	CAD	UBS	08/19/19	—	(1,146)
149,621	USD	200,000	CAD	JPM	08/26/19	—	(2,002)
762,311	USD	1,000,000	CAD	BOA	09/10/19	4,005	—
67,866	USD	90,000	CAD	BMO	09/10/19	—	(381)
247,035	USD	330,000	CAD	DEUT	09/10/19	—	(3,206)
288,005	USD	375,000	CAD	MSC	09/18/19	3,603	—
137,307	USD	180,000	CAD	SSG	09/18/19	794	—
76,514	USD	100,000	CAD	GSC	09/18/19	673	—
2,582,348	USD	3,435,000	CAD	RBC	09/18/19	—	(22,779)
681,347	USD	905,000	CAD	GSC	10/01/19	—	(5,159)
538,718	USD	710,000	CAD	SSG	10/15/19	21	—
761,426	USD	1,000,000	CAD	RBS	11/01/19	2,517	—
149,553	USD	200,000	CAD	UBS	11/01/19	—	(2,228)
742,890	USD	970,000	CAD	NAB	12/03/19	6,423	—
232,286	USD	305,000	CAD	MSC	03/09/20	478	—
483,856	USD	635,000	CAD	MSC	05/22/20	1,013	—
1,609,899	USD	2,105,000	CAD	BNP	06/01/20	9,191	—
375,290	USD	500,000	CAD	UBS	06/01/20	—	(4,926)
1,052,748	USD	980,000	CHF	BNP	10/13/20	28,724	—
535,931	USD	500,000	CHF	HSBC	10/13/20	13,470	—
75,136	USD	52,300,000	CLP	MSC	09/23/19	825	—
77,385	USD	250,800,000	COP	MSC	09/18/19	$1,178	$—
72,594	USD	1,670,000	CZK	CBK	09/18/19	620	—
381,067	USD	2,499,000	DKK	BOA	08/06/19	10,428	—

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

92,427	USD	1,550,000	EGP	GSC	09/18/19	—	(54)
500,417	USD	435,000	EUR	GSC	08/01/19	18,833	—
33,238,615	USD	29,209,000	EUR	DEUT	08/06/19	888,718	—
563,914	USD	485,000	EUR	BNP	08/16/19	26,301	—
26,866,877	USD	24,054,389	EUR	GSC	08/30/19	170,824	—
11,751,000	USD	10,528,026	EUR	BCLY	08/30/19	66,782	—
27,000	USD	24,198	EUR	CIBC	08/30/19	145	—
1,184,443	USD	1,050,000	EUR	BOA	09/03/19	18,852	—
18,487,429	USD	16,204,000	EUR	BNP	09/18/19	477,965	—
3,517,172	USD	3,111,000	EUR	SSG	09/18/19	59,541	—
992,209	USD	877,000	EUR	GSC	09/18/19	17,494	—
830,233	USD	733,000	EUR	JPM	09/18/19	15,561	—
1,054,568	USD	936,000	EUR	SCB	09/18/19	14,278	—
232,885	USD	205,000	EUR	MSC	09/18/19	5,044	—
168,184	USD	147,000	EUR	BCLY	09/18/19	4,805	—
118,406	USD	106,000	EUR	UBS	09/18/19	595	—
172,039	USD	150,000	EUR	SSG	10/11/19	5,008	—
1,217,251	USD	1,085,000	EUR	SSG	10/15/19	8,644	—
1,235,844	USD	1,085,000	EUR	JPM	10/30/19	25,678	—
159,226	USD	140,000	EUR	JPM	12/02/19	2,655	—
3,245,360	USD	2,562,000	GBP	BOA	08/06/19	128,834	—
1,253,719	USD	1,004,000	GBP	JPM	08/30/19	30,847	—
4,373,425	USD	3,428,000	GBP	GSC	09/18/19	194,484	—
489,469	USD	391,000	GBP	BOA	09/18/19	12,816	—
69,205	USD	20,300,000	HUF	GSC	09/18/19	97	—
4,140,021	USD	452,200,000	JPY	JPM	08/05/19	—	(18,080)
9,538,876	USD	1,030,294,000	JPY	BNP	08/06/19	64,376	—
2,872,700	USD	310,000,000	JPY	CBK	08/13/19	20,411	—
4,903,243	USD	534,400,000	JPY	JPM	08/13/19	—	(13,735)
4,397,262	USD	479,050,000	JPY	JPM	08/19/19	—	(12,536)
2,343,133	USD	255,050,000	JPY	JPM	08/26/19	—	(5,979)
2,731,030	USD	296,000,000	JPY	JPM	09/03/19	3,258	—
4,642,026	USD	500,000,000	JPY	SCB	09/09/19	32,163	—
4,498,437	USD	484,600,000	JPY	JPM	09/18/19	27,445	—
268,483	USD	28,900,000	JPY	UBS	09/18/19	1,847	—
4,648,642	USD	500,000,000	JPY	SSG	09/30/19	31,279	—
1,153,147	USD	123,200,000	JPY	JPM	10/21/19	13,525	—
6,223,111	USD	671,450,000	JPY	JPM	10/28/19	8,612	—
692,262	USD	13,328,000	MXN	CBK	08/06/19	—	(2,516)
18,714	USD	360,000	MXN	GSC	09/18/19	81	—
257,790	USD	5,015,000	MXN	CBK	09/18/19	—	(1,776)
355,376	USD	1,468,000	MYR	MSC	08/06/19	—	(340)
284,844	USD	2,429,000	NOK	BCLY	08/06/19	10,539	—
92,091	USD	140,000	NZD	CBK	09/18/19	72	—
354,807	USD	540,000	NZD	GSC	09/18/19	—	(123)
93,684	USD	310,000	PEN	HSBC	09/18/19	56	—
31,289	USD	1,600,000	PHP	GSC	09/18/19	—	(97)
746,146	USD	2,788,000	PLN	CBK	08/06/19	26,736	—
70,279	USD	270,000	PLN	DEUT	09/18/19	533	—
340,360	USD	3,154,000	SEK	BCLY	08/06/19	13,753	—
354,841	USD	480,000	SGD	UBS	08/06/19	5,502	—
158,868	USD	2,253,000	ZAR	UBS	08/06/19	1,957	—
378,000	ZAR	26,563	USD	BCLY	08/06/19	—	(237)
1,875,000	ZAR	132,410	USD	UBS	08/06/19	—	(1,825)
Total						$2,850,014	$(1,679,310)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIB	Credit Agricole
CIBC	Canadian Imperial Bank of Commerce
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield
iBoxx	Bond Markets

Other Abbreviations:
CJSC	Closed Joint Stock Company

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$68,941,508	$—	$66,778,812	$2,162,696
Corporate Bonds	137,737,999	—	137,737,999	—
Foreign Government Obligations	142,080,076	—	142,080,076	—
Municipal Bonds	4,259,209	—	4,259,209	—
Senior Floating Rate Interests	155,918,651	—	155,918,651	—
U.S. Government Agencies	48,061,465	—	48,061,465	—
U.S. Government Securities	68,283,009	—	68,283,009	—
Common Stocks
Energy	457,005	—	22,149	434,856
Escrows	1	—	—	1
Preferred Stocks	564,944	564,944	—	—
Warrants	84	—	—	84
Short-Term Investments	30,187,301	12,022,472	18,164,829	—
Foreign Currency Contracts(2)	2,850,014	—	2,850,014	—
Futures Contracts(2)	335,312	335,312	—	—
Swaps - Credit Default(2)	1,491,353	—	1,491,261	92
Swaps - Total Return(2)	199,664	—	199,664	—

Total	$661,367,595	$12,922,728	$645,847,138	$2,597,729

Liabilities
Foreign Currency Contracts(2)	$(1,679,310)	$—	$(1,679,310)	$—
Futures Contracts(2)	(479,338)	(479,338)	—	—
Swaps - Credit Default(2)	(864,334)	—	(860,092)	(4,242)
Swaps - Interest Rate(2)	(1,376,903)	—	(1,376,903)	—

Total	$(4,399,885)	$(479,338)	$(3,916,305)	$(4,242)

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 26.8%
	Asset-Backed - Automobile - 0.4%
	CIG Automobile Receivables Trust
$388,502	2.71%, 05/15/2023(1)	$388,674
	Credit Acceptance Auto Loan Trust
2,435,000	2.65%, 06/15/2026(1)	2,435,689
	Skopos Auto Receivables Trust
895,019	3.19%, 09/15/2021(1)	895,380
	Westlake Automobile Receivables Trust
4,310,000	3.28%, 12/15/2022(1)	4,341,545

		8,061,288

	Asset-Backed - Finance & Insurance - 10.2%
	AIMCO CLO Ltd.
1,540,000	3.15%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	1,534,026
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
33,730	5.82%, 11/25/2035(3)	33,522
	Anchorage Capital CLO Ltd.
6,130,000	3.26%, 07/28/2028, 3 mo. USD LIBOR + 1.000%(1)(2)	6,111,040
	Apex Credit CLO Ltd.
3,970,000	3.75%, 04/24/2029, 3 mo. USD LIBOR + 1.470%(1)(2)	3,968,984
	Apidos CLO
278,029	3.28%, 01/19/2025, 3 mo. USD LIBOR + 0.980%(1)(2)	277,982
	Atrium
6,225,000	3.11%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	6,212,226
	Avery Point CLO Ltd.
2,373,667	3.38%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	2,373,339
982,523	3.42%, 01/18/2025, 3 mo. USD LIBOR + 1.120%(1)(2)	983,848
	Babson CLO Ltd.
529,750	3.43%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	529,845
	Bayview Koitere Fund Trust
5,234,279	3.50%, 07/28/2057(1)(4)	5,312,479
	Bayview Opportunity Master Fund Trust
2,206,660	3.50%, 01/28/2055(1)(4)	2,232,794
2,627,789	3.50%, 06/28/2057(1)(4)	2,660,850
5,034,895	3.50%, 10/28/2057(1)(4)	5,114,307
3,475,924	3.50%, 01/28/2058(1)(4)	3,542,227
1,948,842	4.00%, 11/28/2053(1)(4)	1,996,463
3,834,380	4.00%, 10/28/2064(1)(4)	3,928,858
	Bellemeade Re Ltd.
3,268,825	3.22%, 08/25/2028, 1 mo. USD LIBOR + 0.950%(1)(2)	3,271,483
1,695,000	3.49%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	1,695,276
	Benefit Street Partners CLO Ltd.
127,500	3.10%, 10/18/2029, 3 mo. USD LIBOR + 0.800%(1)(2)	127,436
	BlueMountain CLO Ltd.
6,210,000	3.23%, 07/18/2027, 3 mo. USD LIBOR + 0.930%(1)(2)	6,180,248
	Cal Funding Ltd.
300,625	3.47%, 10/25/2027(1)	301,779
	Carlyle Global Market Strategies CLO Ltd.
4,502,278	3.04%, 04/27/2027, 1 mo. USD LIBOR + 0.780%(1)(2)	4,496,137
	CIFC Funding Ltd.
286,621	3.17%, 07/16/2030, 3 mo. USD LIBOR + 0.850%(1)(2)	286,607
5,875,000	3.17%, 04/19/2029, 3 mo. USD LIBOR + 0.870%(1)(2)	5,838,287
	Cirrus Funding Ltd.
4,140,000	4.80%, 01/25/2037(1)	4,384,036
	Civic Mortgage LLC
575,057	3.89%, 06/25/2022(1)(3)	573,724
	Domino’s Pizza Master Issuer LLC
3,253,813	4.12%, 07/25/2048(1)	3,342,284
	Dryden Senior Loan Fund
4,398,000	3.34%, 11/15/2028, 3 mo. USD LIBOR + 0.820%(1)(2)	4,380,901
	First Franklin Mortgage Loan Trust
2,250,478	2.51%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	2,105,427
1,065,000	2.58%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	975,490

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	KKR CLO Ltd.
$3,980,000	3.64%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(1)(2)	$3,979,224
	Madison Park Funding Ltd.
2,678,123	3.54%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	2,681,749
6,700,000	3.76%, 10/25/2029, 3 mo. USD LIBOR + 1.480%(1)(2)	6,714,840
	Magnetite VII Ltd.
3,000,000	3.10%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	2,972,817
	Marlette Funding Trust
81,842	2.36%, 12/15/2024(1)	81,829
	MFA Trust
4,220,612	3.35%, 11/25/2047(1)(3)	4,203,764
	NRZ Advance Receivables Trust
4,895,000	3.11%, 12/15/2050(1)	4,920,904
4,425,000	3.21%, 02/15/2051(1)	4,458,982
	NRZ Excess Spread-Collateralized Notes
6,286,700	3.19%, 01/25/2023(1)	6,303,466
2,380,613	3.27%, 02/25/2023(1)	2,391,468
	Oak Hill Advisors Residential Loan Trust
697,376	3.00%, 06/25/2057(1)(3)	696,038
	OCP CLO Ltd.
3,680,949	3.15%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	3,676,304
	OneMain Financial Issuance Trust
7,054,000	2.37%, 09/14/2032(1)	7,031,056
	Preston Ridge Partners Mortgage Trust LLC
1,755,000	3.35%, 07/25/2024(1)(3)	1,754,985
	Pretium Mortgage Credit Partners LLC
2,845,000	3.72%, 01/25/2059(1)(3)	2,845,341
	SBA Tower Trust
2,710,000	2.90%, 10/15/2044(1)(3)	2,710,340
	Seasoned Credit Risk Transfer Trust
997,680	3.50%, 08/25/2058	1,047,731
	Seneca Park CLO Ltd.
1,754,469	3.42%, 07/17/2026, 3 mo. USD LIBOR + 1.120%(1)(2)	1,755,211
	Shackleton CLO Ltd.
3,420,000	3.32%, 07/17/2028, 3 mo. USD LIBOR + 1.020%(1)(2)	3,411,323
	SoFi Consumer Loan Program LLC
851,021	2.50%, 05/26/2026(1)	850,121
422,485	2.77%, 05/25/2026(1)	422,531
751,434	3.05%, 12/26/2025(1)	753,506
585,530	3.09%, 10/27/2025(1)	587,037
649,615	3.28%, 01/26/2026(1)	653,658
	Sound Point CLO Ltd.
6,850,000	3.17%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(2)	6,817,257
2,100,000	3.65%, 01/23/2029, 3 mo. USD LIBOR + 1.390%(1)(2)	2,103,685
	Springleaf Funding Trust
7,215,000	2.68%, 07/15/2030(1)	7,208,145
1,848,961	2.90%, 11/15/2029(1)	1,849,989
	SPS Servicer Advance Receivables Trust
3,578,571	2.75%, 11/15/2049(1)	3,575,778
	Symphony CLO Ltd.
3,286,520	3.58%, 07/14/2026, 3 mo. USD LIBOR + 1.280%(1)(2)	3,287,878
	Thacher Park CLO Ltd.
2,107,566	3.44%, 10/20/2026, 3 mo. USD LIBOR + 1.160%(1)(2)	2,108,967
	Towd Point Mortgage Trust
3,878,215	2.75%, 10/25/2056(1)(4)	3,892,478
1,609,697	2.75%, 04/25/2057(1)(4)	1,613,146
2,753,359	2.75%, 06/25/2057(1)(4)	2,752,827
3,084,772	2.75%, 07/25/2057(1)(4)	3,081,696
	Treman Park CLO Ltd.
4,335,000	3.35%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	4,338,741
	Voya CLO Ltd.
3,520,000	3.20%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	3,498,004
	Wendy’s Funding LLC
1,344,525	3.88%, 03/15/2048(1)	1,354,085
	Wingstop Funding LLC
1,685,775	4.97%, 12/05/2048(1)	1,746,025

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Zais CLO Ltd.
$5,625,000	3.83%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	$5,636,171

		206,541,002

	Asset-Backed - Home Equity - 0.8%
	GSAA Home Equity Trust
24,476	2.34%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	12,131
3,042,025	2.35%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	1,477,451
944,120	2.36%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	423,663
1,617,601	2.37%, 03/25/2037, 1 mo. USD LIBOR + 0.100%(2)	748,657
1,400,385	2.45%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	598,884
1,392,904	5.99%, 06/25/2036(4)	628,147
	Legacy Mortgage Asset Trust
7,396,327	4.00%, 03/25/2058(1)(3)	7,470,579
	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust
40,107	2.42%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	32,816
	Morgan Stanley Mortgage Loan Trust
1,284,045	2.44%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	522,552
	Renaissance Home Equity Loan Trust
487,699	5.91%, 04/25/2037(3)	227,860
	Soundview Home Loan Trust
2,975,735	2.45%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,726,868
830,000	2.51%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	772,519
1,110,000	2.52%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	1,034,488

		16,676,615

	Collateralized - Mortgage Obligations - 0.2%
	Consumer Loan Underlying Bond Credit Trust
789,646	2.61%, 01/15/2024(1)	789,261
	Structured Agency Credit Risk Trust
2,891,181	3.02%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	2,894,960

		3,684,221

	Commercial Mortgage - Backed Securities - 4.0%
	Banc of America Commercial Mortgage Trust
30,093,105	0.75%, 11/15/2050(4)(5)	1,543,337
	Bank
11,653,660	0.91%, 05/15/2062(4)(5)	850,937
	BBCMS Mortgage Trust
23,637,638	1.51%, 02/15/2050(4)(5)	2,059,051
7,661,000	3.18%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,656,107
	Benchmark Mortgage Trust
3,867,439	0.54%, 07/15/2051(4)(5)	139,814
34,253,910	0.67%, 01/15/2052(4)(5)	1,750,310
8,500,000	1.21%, 08/15/2052(4)(5)(6)	654,882
	CAMB Commercial Mortgage Trust
2,535,000	4.88%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,563,543
	Citigroup Commercial Mortgage Trust
11,775,917	0.97%, 07/10/2047(4)(5)	486,563
15,593,692	1.10%, 04/10/2048(4)(5)	686,339
415,000	4.59%, 03/10/2047(1)(4)	407,527
	Commercial Mortgage Trust
3,634,940	0.67%, 08/10/2046(4)(5)	88,409
2,667,873	1.92%, 07/10/2046(1)(4)(5)	31,842
380,000	2.54%, 12/10/2045	382,130
687,000	2.77%, 12/10/2045	695,709
945,249	2.85%, 10/15/2045	954,241
745,000	2.94%, 01/10/2046	759,394
735,000	3.10%, 03/10/2046	749,146
901,446	3.21%, 03/10/2046	923,690
362,472	3.33%, 06/10/2046	372,900
3,050,000	3.42%, 03/10/2031(1)	3,164,401
905,000	3.61%, 06/10/2046(4)	943,823
764,052	4.02%, 07/10/2045	807,850
420,000	4.07%, 02/10/2047(4)	448,381
390,000	4.21%, 08/10/2046	415,288
660,000	4.21%, 08/10/2046(4)	704,625

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$595,000	4.23%, 07/10/2045(4)	$635,307
805,000	4.57%, 10/15/2045(1)(4)	40,250
1,825,000	4.75%, 10/15/2045(1)(4)	1,040,195
	Credit Suisse First Boston Mortgage Securities Corp.
46,069	4.88%, 04/15/2037	45,015
	CSAIL Commercial Mortgage Trust
27,294,419	0.78%, 06/15/2057(4)(5)	961,380
1,434,118	1.01%, 04/15/2050(4)(5)	53,690
5,753,166	1.01%, 11/15/2048(4)(5)	243,423
10,233,354	1.79%, 01/15/2049(4)(5)	841,804
	DBUBS Mortgage Trust
3,118,992	0.70%, 11/10/2046(1)(4)(5)	16,159
	Four Times Square Trust Commercial Mortgage Pass-Through Certificates
1,603,935	5.40%, 12/13/2028(1)	1,656,012
	FREMF Mortgage Trust
6,625,000	2.59%, 02/25/2020, 1 mo. USD LIBOR + 0.320%(2)	6,624,862
2,495,000	3.15%, 10/25/2047(1)(4)	2,490,681
2,710,000	5.28%, 09/25/2043(1)(4)	2,751,953
	GE Business Loan Trust
212,302	3.33%, 05/15/2034, 1 mo. USD LIBOR + 1.000%(1)(2)	200,146
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,041,759
	GS Mortgage Securities Trust
23,286,368	0.08%, 07/10/2046(4)(5)	72,316
3,091,874	1.33%, 08/10/2044(1)(4)(5)	61,180
695,000	3.67%, 04/10/2047(1)	237,010
825,000	4.07%, 01/10/2047	879,897
1,310,000	4.97%, 04/10/2047(1)(4)	1,163,065
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(4)	758,854
991,343	2.84%, 12/15/2047	1,005,355
730,000	4.55%, 12/15/2047(1)(4)	681,076
970,000	5.37%, 08/15/2046(1)(4)	986,802
	JPMBB Commercial Mortgage Securities Trust
11,876,711	0.69%, 09/15/2047(4)(5)	298,342
4,384,431	0.77%, 05/15/2048(4)(5)	114,163
237,306	3.36%, 07/15/2045	245,089
	Morgan Stanley Bank of America Merrill Lynch Trust
4,164,723	1.03%, 10/15/2048(4)(5)	208,701
8,122,252	1.08%, 12/15/2047(4)(5)	291,122
700,000	2.92%, 02/15/2046	711,798
1,465,000	3.13%, 12/15/2048	1,499,853
880,000	3.18%, 08/15/2045	899,336
730,173	4.26%, 10/15/2046(4)	781,668
	Morgan Stanley Capital I Trust
2,653,197	1.44%, 06/15/2050(4)(5)	203,603
	Morgan Stanley Capital Trust
13,538,009	0.34%, 09/15/2047(1)(4)(5)	51,447
2,605,000	3.47%, 08/11/2033(1)	2,656,353
885,000	5.11%, 07/15/2049(1)(4)	797,345
36,558	5.66%, 10/12/2052(1)(4)	9,139
	MTRO Commercial Mortgage Trust
2,165,000	4.13%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,167,027
	Oaktown Re II Ltd.
3,810,033	3.82%, 07/25/2028, 3 mo. USD LIBOR + 1.550%(1)(2)	3,813,445
	UBS Commercial Mortgage Trust
5,576,547	1.09%, 08/15/2050(4)(5)	372,040
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	932,813
2,215,000	3.09%, 08/10/2049	2,258,564
	Wells Fargo Commercial Mortgage Trust
12,554,833	1.14%, 05/15/2048(4)(5)	528,148
10,000	3.17%, 02/15/2048	10,333
255,000	4.10%, 05/15/2048(4)	249,258
	WF-RBS Commercial Mortgage Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$1,720,315	1.23%, 03/15/2047(4)(5)	$73,565
802,927	2.87%, 11/15/2045	813,756
1,490,000	3.00%, 08/15/2045	1,514,726
1,545,000	3.02%, 11/15/2047(1)	794,268
740,000	3.07%, 03/15/2045	755,830
350,000	3.35%, 05/15/2045	359,586
225,000	4.05%, 03/15/2047	239,913
1,070,000	4.15%, 08/15/2046(4)	1,136,264
345,000	5.00%, 06/15/2044(1)(4)	278,179
770,000	5.58%, 04/15/2045(1)(4)	804,808

		81,598,912

	Other ABS - 1.2%
	ALM XVI Ltd.
6,940,000	3.20%, 07/15/2027, 3 mo. USD LIBOR + 0.900%(1)(2)	6,923,649
	Barings CLO Ltd.
3,281,000	3.23%, 07/20/2029, 1 mo. USD LIBOR + 0.950%(1)(2)	3,257,567
	Seasoned Credit Risk Transfer Trust
5,673,475	3.50%, 03/25/2058	5,784,727
	Vericrest Opportunity Loan Trust
1,988,728	3.97%, 03/25/2049(1)(3)	2,001,096
	VOLT LXIV LLC
3,404,888	3.38%, 10/25/2047(1)(3)	3,402,122
	VOLT LXVI LLC
1,982,008	4.34%, 05/25/2048(1)(3)	1,983,272
	VOLT LXXI LLC
868,296	3.97%, 09/25/2048(1)(3)	870,071

		24,222,504

	Whole Loan Collateral CMO - 10.0%
	Adjustable Rate Mortgage Trust
181,819	2.81%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	182,208
	Alternative Loan Trust
445,570	2.59%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	410,353
1,735,831	2.81%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,696,639
1,144,736	3.86%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	1,036,259
324,328	5.75%, 05/25/2036	233,961
240,856	6.00%, 05/25/2036	196,149
163,622	6.00%, 12/25/2036	109,282
	Angel Oak Mortgage Trust LLC
6,539,388	2.93%, 05/25/2059(1)(4)	6,552,576
1,568,249	3.63%, 03/25/2049(1)(4)	1,586,925
	Banc of America Funding Trust
528,132	2.57%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	508,338
1,812,676	5.77%, 05/25/2037(4)	1,779,521
68,009	5.85%, 01/25/2037(3)	67,513
	Bear Stearns Adjustable Rate Mortgage Trust
333,299	4.44%, 02/25/2036(4)	293,723
476,692	4.73%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	488,070
	Bear Stearns Alt-A Trust
1,807,469	2.77%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,923,473
	Bear Stearns Mortgage Funding Trust
582,818	2.45%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	554,992
	Bellemeade Re Ltd.
4,888,000	3.47%, 10/25/2027, 1 mo. USD LIBOR + 1.200%(1)(2)	4,887,993
3,636,507	3.57%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	3,637,157
	Chase Mortgage Finance Trust
481,805	4.27%, 12/25/2035(4)	470,100
	CHL Mortgage Pass-Through Trust
556,229	2.95%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	521,584
721,521	3.85%, 11/20/2035(4)	655,628
971,054	4.01%, 09/25/2047(4)	917,524
250,043	4.13%, 06/20/2035(4)	255,120
539,276	4.63%, 04/20/2036(4)	436,040
	CIM Trust
4,901,588	3.00%, 04/25/2057(1)(4)	4,897,231

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Colombia Cent CLO Ltd.
$1,915,000	3.43%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	$1,916,090
	COLT Mortgage Loan Trust
3,918,019	2.76%, 08/25/2049(1)(4)	3,912,580
3,094,620	3.34%, 05/25/2049(1)(4)	3,133,173
	Credit Suisse First Boston Mortgage Securities Corp.
842,297	5.50%, 06/25/2035	816,707
	CSMC Trust
2,130,011	3.25%, 04/25/2047(1)(4)	2,125,229
3,005,088	4.13%, 07/25/2058(1)(4)	3,028,711
	Deephaven Residential Mortgage Trust
894,593	2.45%, 06/25/2047(1)(4)	892,362
6,970,000	2.96%, 07/25/2059(1)(4)	6,963,293
	DSLA Mortgage Loan Trust
166,166	2.66%, 01/19/2045, 1 mo. USD LIBOR + 0.360%(2)	162,622
	Fannie Mae Connecticut Avenue Securities
1,722,926	6.62%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,840,756
	GMACM Mortgage Loan Trust
373,979	3.98%, 09/19/2035(4)	371,239
77,136	4.21%, 04/19/2036(4)	71,881
	GSR Mortgage Loan Trust
2,416,562	2.57%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	1,060,655
150,513	4.32%, 10/25/2035(4)	124,322
1,362,578	4.39%, 01/25/2036(4)	1,375,528
	HarborView Mortgage Loan Trust
795,554	2.49%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	765,138
1,502,411	2.54%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,419,540
	Home Re Ltd.
2,330,000	3.87%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	2,326,381
	IndyMac Index Mortgage Loan Trust
480,777	3.96%, 03/25/2036(4)	438,523
1,220,271	4.06%, 04/25/2037(4)	933,518
380,855	4.56%, 01/25/2036(4)	380,467
	JP Morgan Mortgage Trust
348,583	4.21%, 05/25/2036(4)	344,954
352,252	4.44%, 09/25/2035(4)	360,659
118,684	4.49%, 04/25/2037(4)	110,973
	LCM XX L.P.
2,840,000	3.32%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,845,498
	Lehman XS Trust
539,001	2.48%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	532,890
	LSTAR Securities Investment Ltd.
2,028,255	3.90%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,028,572
4,623,790	3.90%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	4,628,742
	LSTAR Securities Investment Trust
682,914	3.90%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	682,641
3,457,183	4.10%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	3,465,494
	Luminent Mortgage Trust
2,747,795	2.46%, 05/25/2046, 1 mo. USD LIBOR + 0.190%(2)	2,498,806
	MetLife Securitization Trust
1,791,990	3.00%, 04/25/2055(1)(4)	1,801,847
3,762,013	3.75%, 03/25/2057(1)(4)	3,896,265
	MFA Trust
1,066,536	2.59%, 02/25/2057(1)(4)	1,061,466
	Mill City Mortgage Loan Trust
3,785,841	2.75%, 01/25/2061(1)(4)	3,794,040
	Morgan Stanley Mortgage Loan Trust
582,420	4.30%, 05/25/2036(4)	428,196
	New Residential Mortgage LLC
4,971,329	3.79%, 07/25/2054(1)	5,024,685
	New Residential Mortgage Loan Trust
5,722,581	3.02%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	5,710,735
3,085,143	3.75%, 11/26/2035(1)(4)	3,166,264
2,999,869	3.75%, 11/25/2056(1)(4)	3,078,401
6,925,000	3.75%, 11/25/2058(1)(4)(7)(8)	7,165,871
4,191,010	3.77%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	4,264,961

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$5,943,471	4.00%, 02/25/2057(1)(4)	$6,141,621
5,911,202	4.00%, 03/25/2057(1)(4)	6,128,949
4,010,081	4.00%, 04/25/2057(1)(4)	4,142,998
3,901,691	4.00%, 05/25/2057(1)(4)	4,045,965
4,706,675	4.00%, 08/27/2057(1)	4,856,276
654,600	4.00%, 12/25/2057(1)	677,829
	Oaktown Re III Ltd.
5,010,000	3.67%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	5,010,608
	OBX Trust
811,921	2.92%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	807,558
	OZLM Ltd.
1,120,000	3.31%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	1,112,274
3,765,000	3.32%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,758,645
	PMT Credit Risk Transfer Trust
2,966,942	4.40%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,969,475
	Radnor RE Ltd.
4,875,000	3.47%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	4,874,993
	RBSGC Mortgage Loan Trust
1,070,566	6.25%, 01/25/2037	1,059,878
	Residential Accredit Loans, Inc.
1,676,015	2.57%, 04/25/2036, 1 mo. USD LIBOR + 0.300%(2)	1,591,888
1,419,779	3.76%, 11/25/2037(4)	1,320,735
1,075,756	6.00%, 12/25/2035	1,053,499
	Residential Asset Securitization Trust
761,746	5.50%, 06/25/2035	675,926
	Residential Funding Mortgage Securities, Inc.
526,357	4.22%, 08/25/2035(4)	391,655
	Seasoned Credit Risk Transfer Trust
1,844,888	3.50%, 11/25/2057	1,939,054
4,877,390	3.50%, 07/25/2058	5,119,484
	TBW Mortgage-Backed Trust
674,207	6.00%, 07/25/2036	473,969
	Towd Point Mortgage Trust
2,327,946	2.25%, 04/25/2056(1)(4)	2,316,288
2,021,657	2.75%, 08/25/2055(1)(4)	2,026,507
3,989,158	2.87%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	3,984,180
227,745	3.00%, 03/25/2054(1)(4)	227,720
	Verus Securitization Trust
3,224,866	3.21%, 04/25/2059(1)(4)	3,245,870
3,174,608	3.68%, 06/01/2058(1)(4)	3,203,127
	WaMu Mortgage Pass-Through Certificates Trust
486,519	3.39%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	459,381
411,604	3.49%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	399,757
1,032,027	3.74%, 06/25/2037(4)	978,427
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,172,491	2.87%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	786,066
616,857	3.34%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	575,700
	Wells Fargo Commercial Mortgage Trust
29,609,484	1.14%, 09/15/2057(4)(5)	1,196,312
	Wells Fargo Mortgage Backed Securities Trust
240,943	4.81%, 09/25/2036(4)	244,141

		203,045,789

	Total Asset & Commercial Mortgage Backed Securities (cost $541,747,476)	$543,830,331

Corporate Bonds - 28.7%
	Aerospace/Defense - 0.5%
	Boeing Co.
1,930,000	3.25%, 02/01/2035	1,942,961
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	66,157
70,000	5.00%, 08/01/2024(1)	73,741
	Lockheed Martin Corp.
1,147,000	4.09%, 09/15/2052	1,260,759
	United Technologies Corp.
140,000	2.80%, 05/04/2024	142,230

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$4,060,000	3.65%, 08/16/2023	$4,252,938
	1,115,000	3.95%, 08/16/2025	1,200,357
	1,135,000	4.45%, 11/16/2038	1,302,308
	510,000	4.63%, 11/16/2048	603,972

			10,845,423

		Agriculture - 0.7%
		Altria Group, Inc.
	650,000	2.63%, 09/16/2026	630,169
	1,590,000	2.85%, 08/09/2022	1,602,160
	680,000	3.80%, 02/14/2024	707,913
	976,000	3.88%, 09/16/2046	872,796
	735,000	4.40%, 02/14/2026	783,967
	1,895,000	4.80%, 02/14/2029	2,044,835
	2,505,000	5.80%, 02/14/2039	2,874,357
	972,000	5.95%, 02/14/2049	1,131,000
		BAT Capital Corp.
	3,055,000	4.39%, 08/15/2037	2,944,315
		Imperial Brands Finance plc
	645,000	3.75%, 07/21/2022(1)	662,629

			14,254,141

		Airlines - 0.1%
		Delta Air Lines, Inc.
	430,000	3.63%, 03/15/2022	438,355
	1,190,000	3.80%, 04/19/2023	1,227,450

			1,665,805

		Auto Manufacturers - 0.5%
		Daimler Finance North America LLC
	315,000	2.96%, 05/04/2020, 3 mo. USD LIBOR + 0.390%(1)(2)	315,301
		Ford Motor Co.
	465,000	5.29%, 12/08/2046	430,490
		Ford Motor Credit Co. LLC
	200,000	3.31%, 01/09/2020, 3 mo. USD LIBOR + 1.000%(2)	200,303
	555,000	3.82%, 11/02/2027	530,467
	500,000	4.13%, 08/04/2025	498,388
	1,160,000	4.54%, 08/01/2026(6)	1,169,855
	320,000	5.11%, 05/03/2029	326,102
		General Motors Co.
	635,000	5.20%, 04/01/2045	619,915
	660,000	5.95%, 04/01/2049	705,234
	965,000	6.25%, 10/02/2043	1,045,201
	720,000	6.75%, 04/01/2046	825,758
		General Motors Financial Co., Inc.
	375,000	3.58%, 10/04/2019, 3 mo. USD LIBOR + 1.270%(2)	375,586
	680,000	3.70%, 05/09/2023	693,156
	500,000	3.86%, 01/15/2020, 3 mo. USD LIBOR + 1.560%(2)	502,477
	1,255,000	3.95%, 04/13/2024	1,286,573
		Toyota Credit Canada, Inc.
CAD	600,000	1.80%, 02/19/2020(9)	454,055
		VW Credit Canada, Inc.
	1,135,000	2.50%, 10/01/2019(9)	860,469

			10,839,330

		Auto Parts & Equipment - 0.0%
		Adient Global Holdings Ltd.
	$250,000	4.88%, 08/15/2026(1)	191,250
		Goodyear Tire & Rubber Co.
	285,000	5.00%, 05/31/2026(10)	284,330

			475,580

		Beverages - 0.9%
		Anheuser-Busch InBev Worldwide, Inc.
	2,008,000	3.75%, 07/15/2042	1,959,140
	1,175,000	4.15%, 01/23/2025	1,264,717
	870,000	4.60%, 04/15/2048	948,673
	1,770,000	4.75%, 04/15/2058	1,959,624

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$4,590,000	5.45%, 01/23/2039	$5,555,666
		Constellation Brands, Inc.
	815,000	2.65%, 11/07/2022	818,040
	1,425,000	4.40%, 11/15/2025	1,561,753
	1,597,000	4.75%, 12/01/2025	1,776,139
		Molson Coors Brewing Co.
	2,040,000	3.00%, 07/15/2026	2,035,262

			17,879,014

		Biotechnology - 0.1%
		Amgen, Inc.
	1,110,000	2.65%, 05/11/2022	1,116,452
		Gilead Sciences, Inc.
	585,000	3.25%, 09/01/2022	600,607

			1,717,059

		Chemicals - 0.6%
		Chemours Co.
	225,000	5.38%, 05/15/2027(10)	198,000
		DuPont de Nemours, Inc.
	200,000	3.23%, 11/15/2020, 3 mo. USD LIBOR + 0.710%(2)	201,150
	2,940,000	4.21%, 11/15/2023	3,129,737
	510,000	4.73%, 11/15/2028	573,708
		Methanex Corp.
	1,095,000	4.25%, 12/01/2024	1,118,487
	609,000	5.65%, 12/01/2044	587,430
		Nutrien Ltd.
	400,000	4.20%, 04/01/2029	431,712
		Olin Corp.
	285,000	5.13%, 09/15/2027	286,553
		SABIC Capital II B.V.
	1,725,000	4.00%, 10/10/2023(1)	1,806,178
		Sherwin-Williams Co.
	1,520,000	3.45%, 06/01/2027	1,558,196
		Syngenta Finance N.V.
	1,810,000	4.89%, 04/24/2025(1)	1,895,711
		Versum Materials, Inc.
	270,000	5.50%, 09/30/2024(1)	288,900

			12,075,762

		Commercial Banks - 8.4%
		Banco Bilbao Vizcaya Argentaria S.A.
	3,200,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(10)(11)(12)	3,020,000
EUR	200,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(9)(11)(12)	245,763
		Banco de Sabadell S.A.
	2,200,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(9)(11)(12)	2,448,367
		Banco Santander S.A.
	2,000,000	6.75%, 04/25/2022, (6.75% fixed rate until 04/25/2022; 5 year EUR Swap + 6.803% thereafter)(9)(11)(12)	2,402,412
		Bank of America Corp.
	$1,185,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(12)	1,202,387
	3,470,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(12)	3,498,447
	5,830,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(12)	5,996,584
	3,750,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(12)	3,940,898
	1,070,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(12)	1,121,822
	1,540,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(12)	1,650,152
	885,000	4.00%, 01/22/2025	928,937
	2,190,000	4.20%, 08/26/2024	2,324,767

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$2,485,000	7.75%, 05/14/2038	$3,729,779
		Bank of China Hong Kong Ltd.
	365,000	5.55%, 02/11/2020(9)	370,139
		Bank of China Ltd.
	805,000	3.30%, 02/14/2020, 3 mo. USD LIBOR + 0.770%(2)(9)	805,459
		Barclays plc
	1,385,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(12)	1,399,253
	225,000	7.88%, 03/15/2022, (7.88% fixed rate until 03/15/2022; 5 year USD Swap + 6.772% thereafter)(9)(11)(12)	234,000
		BNG Bank N.V.
AUD	7,015,000	1.90%, 11/26/2025(9)	4,906,846
		BNP Paribas S.A.
	$430,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(1)(11)(12)	406,780
	900,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 year USD Swap + 5.150% thereafter)(1)(11)(12)	996,750
	1,040,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(11)(12)	1,095,931
		BPCE S.A.
	1,090,000	3.00%, 05/22/2022(1)	1,100,118
		Caixa Geral de Depositos S.A.
EUR	200,000	10.75%, 03/30/2022, (10.8% fixed rate until 03/30/2022; 5 year EUR Swap + 10.925% thereafter)(9)(11)(12)	257,347
		CaixaBank S.A.
	800,000	6.75%, 06/13/2024, (6.75% fixed rate until 06/13/2024; 5 year EUR Swap + 6.498% thereafter)(9)(11)(12)	964,686
		Capital One Financial Corp.
	$200,000	3.30%, 05/12/2020, 3 mo. USD LIBOR + 0.760%(2)	200,617
	1,490,000	3.90%, 01/29/2024	1,569,452
		Citibank NA
	270,000	2.57%, 05/01/2020, 3 mo. USD LIBOR + 0.320%(2)	270,380
		Citigroup, Inc.
	450,000	2.70%, 10/27/2022	452,434
AUD	270,000	2.80%, 08/07/2019, 3 mo. BBSW + 1.250%(2)	184,689
	$1,385,000	3.20%, 10/21/2026	1,415,428
	2,500,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(12)	2,567,048
	1,010,000	3.52%, 10/27/2028, (3.52% fixed rate until 10/27/2027; 3 mo. USD LIBOR + 1.151% thereafter)(12)	1,042,469
	2,680,000	3.63%, 05/17/2024, 3 mo. USD LIBOR + 1.100%(2)	2,707,682
	4,550,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(12)	4,861,934
	835,000	4.08%, 04/23/2029, (4.08% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.192% thereafter)(12)	895,148
	880,000	4.45%, 09/29/2027	948,784
	94,000	4.65%, 07/30/2045	109,713
		Credit Agricole S.A.
	2,400,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(11)(12)	2,781,000
		Credit Suisse Group AG
	4,615,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(11)(12)	4,860,167
		Credit Suisse Group Funding Guernsey Ltd.
	360,000	4.59%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	370,899
		Danske Bank A/S
	1,615,000	5.00%, 01/12/2022(1)	1,691,540
	1,685,000	5.38%, 01/12/2024(1)	1,834,188
		5.88%, 04/06/2022, (5.88% fixed rate until 04/06/2022; 5 year EUR Swap + 5.471%
EUR	900,000	thereafter)(9)(11)(12)	1,054,833
		DNB Bank ASA
	$900,000	6.50%, 03/26/2022, (6.50% fixed rate until 03/26/2022; 5 year USD Swap + 5.080% thereafter)(9)(11)(12)	948,645
		Goldman Sachs Bank USA
	200,000	3.02%, 05/24/2021, 3 mo. SOFRRATE + 0.600%(2)	200,228
		Goldman Sachs Group, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(12)	$1,670,196
	2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(12)	2,740,564
	500,000	3.25%, 12/13/2019, 3 mo. USD LIBOR + 0.800%(2)	501,279
	1,215,000	3.69%, 06/05/2028, (3.69% fixed rate until 06/05/2027; 3 mo. USD LIBOR + 1.510% thereafter)(12)	1,263,030
	4,110,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(12)	4,300,891
	1,165,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(12)	1,210,244
	1,255,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD LIBOR + 1.301% thereafter)(12)	1,351,719
	425,000	5.15%, 05/22/2045	492,542
	165,000	6.25%, 02/01/2041	222,087
	1,005,000	6.75%, 10/01/2037	1,332,552
		HSBC Bank Canada
CAD	500,000	2.94%, 01/14/2020	380,486
		HSBC Holdings plc
	$1,125,000	2.95%, 05/25/2021	1,133,620
	1,360,000	3.40%, 03/08/2021	1,378,668
	1,125,000	3.60%, 05/25/2023	1,167,281
	1,235,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(12)	1,342,833
	2,400,000	6.00%, 05/22/2027, 5 year USD ICE Swap + 3.746%(2)(11)	2,415,000
		Industrial & Commercial Bank of China Ltd.
	200,000	3.11%, 10/12/2020, 3 mo. USD LIBOR + 0.770%(2)(9)	200,248
	250,000	3.29%, 05/23/2020, 3 mo. USD LIBOR + 0.770%(2)(9)	250,302
		Intesa Sanpaolo S.p.A.
	1,920,000	7.70%, 09/17/2025, (7.70% fixed rate until 09/17/2025; 5 year USD Swap + 5.462% thereafter)(1)(10)(11)(12)	1,912,800
EUR	800,000	7.75%, 01/11/2027, (7.75% fixed rate until 01/11/2027; 5 year EUR Swap + 7.192% thereafter)(9)(11)(12)	1,013,938
		JP Morgan Chase & Co.
	$960,000	2.40%, 06/07/2021	961,017
	3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(12)	3,864,319
	1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(12)	1,860,370
	2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(12)	2,425,175
	1,570,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(12)	1,643,503
	4,305,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(12)	4,605,681
	1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(12)	1,385,483
		Morgan Stanley
	1,030,000	2.63%, 11/17/2021	1,035,683
	3,540,000	2.75%, 05/19/2022	3,565,672
	4,315,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(12)	4,481,755
	635,000	3.63%, 01/20/2027	663,584
	1,515,000	3.95%, 04/23/2027	1,586,122
	2,710,000	4.00%, 07/23/2025	2,888,489
		Royal Bank of Canada
	2,090,000	2.55%, 07/16/2024	2,089,400
	3,625,000	2.80%, 04/29/2022	3,664,499
		Royal Bank of Scotland Group plc
	520,000	8.00%, 08/10/2025, (8.00% fixed rate until 08/10/2025; 5 year USD Swap + 5.720% thereafter)(10)(11)(12)	557,050
		Santander Holdings USA, Inc.
	1,375,000	3.70%, 03/28/2022	1,404,663
		Societe Generale S.A.
	1,750,000	7.38%, 09/13/2021, (7.38% fixed rate until 09/13/2021; 5 year USD Swap + 6.238% thereafter)(1)(11)(12)	1,822,188

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$200,000	7.88%, 12/18/2023, (7.88% fixed rate until 12/18/2023; 5 year USD Swap + 4.979% thereafter)(1)(11)(12)	$214,000
		Standard Chartered plc
	250,000	3.65%, 08/19/2019, 3 mo. USD LIBOR + 1.130%(2)(9)	250,131
	2,050,000	7.50%, 04/02/2022, (7.50% fixed rate until 04/02/2022; 5 year USD Swap + 6.301% thereafter)(9)(11)(12)	2,171,975
		UBS Group Funding Switzerland AG
	980,000	2.65%, 02/01/2022(1)	984,168
	900,000	6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(9)(11)(12)	930,375
	925,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(1)(11)(12)	975,875
	2,315,000	7.13%, 02/19/2020, (7.13% fixed rate until 02/19/2020; 5 year USD Swap + 5.464% thereafter)(9)(11)(12)	2,344,118
		UniCredit S.p.A.
EUR	1,825,000	5.38%, 06/03/2025, (5.38% fixed rate until 06/03/2025; 5 year EUR Swap + 4.925% thereafter)(9)(11)(12)	1,905,189
	$2,275,000	6.57%, 01/14/2022(1)	2,434,554
	1,070,000	8.00%, 06/03/2024, (8.00% fixed rate until 06/03/2024; 5 year USD Swap + 5.180% thereafter)(9)(11)(12)	1,075,350
		Wells Fargo & Co.
	1,615,000	2.63%, 07/22/2022	1,624,204
	1,190,000	3.00%, 04/22/2026	1,204,271
	955,000	3.00%, 10/23/2026	965,836
	2,805,000	3.07%, 01/24/2023	2,846,028
	2,975,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD LIBOR + 1.310% thereafter)(12)	3,108,914
	2,715,000	3.75%, 01/24/2024	2,844,713
	580,000	4.90%, 11/17/2045	678,047
	410,000	5.61%, 01/15/2044	518,689

			169,876,272

		Commercial Services - 0.3%
		Ashtead Capital, Inc.
	210,000	4.13%, 08/15/2025(1)	211,575
		IHS Markit Ltd.
	4,780,000	4.13%, 08/01/2023	4,990,320
		Service Corp. International
	90,000	5.13%, 06/01/2029	94,866
		United Rentals North America, Inc.
	265,000	5.50%, 07/15/2025	275,600

			5,572,361

		Construction Materials - 0.0%
		Standard Industries, Inc.
	145,000	5.00%, 02/15/2027(1)	147,538
	255,000	5.38%, 11/15/2024(1)	261,372
	435,000	6.00%, 10/15/2025(1)	457,294

			866,204

		Diversified Financial Services - 0.2%
		American Express Co.
	1,865,000	3.40%, 02/27/2023	1,925,783
		GE Capital Australia Funding Pty Ltd.
AUD	100,000	5.00%, 09/26/2019(9)	68,686
		GE Capital Canada Funding Co.
CAD	1,560,000	5.68%, 09/10/2019	1,186,229
		Navient Corp.
	$100,000	5.88%, 03/25/2021	103,802
	70,000	5.88%, 10/25/2024	71,750
	275,000	6.63%, 07/26/2021	291,725
	270,000	7.25%, 01/25/2022	293,625
	90,000	7.25%, 09/25/2023	98,213

			4,039,813

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Electric - 1.3%
	AES Corp.
$485,000	4.88%, 05/15/2023	$491,072
	Berkshire Hathaway Energy Co.
950,000	3.25%, 04/15/2028	986,288
	Cleco Corporate Holdings LLC
70,000	4.97%, 05/01/2046	75,927
	Commonwealth Edison Co.
1,335,000	3.65%, 06/15/2046	1,392,996
	Dominion Energy South Carolina, Inc.
535,000	4.25%, 08/15/2028	598,137
	DTE Energy Co.
850,000	1.50%, 10/01/2019	848,829
	Duke Energy Carolinas LLC
575,000	4.25%, 12/15/2041	635,480
	Duke Energy Florida LLC
1,595,000	3.40%, 10/01/2046	1,573,007
	Duke Energy Progress LLC
1,435,000	4.38%, 03/30/2044	1,637,426
	Exelon Corp.
370,000	2.45%, 04/15/2021	369,245
1,880,000	2.85%, 06/15/2020	1,884,721
2,095,000	3.95%, 06/15/2025	2,232,466
	Fortis, Inc.
520,000	2.10%, 10/04/2021	514,850
	Georgia Power Co.
3,407,000	2.00%, 09/08/2020	3,389,899
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,264,420
	NextEra Energy Capital Holdings, Inc.
2,275,000	3.15%, 04/01/2024	2,335,982
	Oncor Electric Delivery Co. LLC
495,000	5.75%, 03/15/2029	615,702
	Public Service Enterprise Group, Inc.
1,630,000	2.88%, 06/15/2024	1,648,756
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	1,971,751
	Southern Co.
490,000	2.95%, 07/01/2023	500,300
1,270,000	3.25%, 07/01/2026	1,295,967

		26,263,221

	Electronics - 0.0%
	Fortive Corp.
760,000	2.35%, 06/15/2021	756,957

	Engineering & Construction - 0.6%
	Fluor Corp.
2,095,000	4.25%, 09/15/2028	2,181,662
	International Airport Finance S.A.
3,620,000	12.00%, 03/15/2033(1)(10)	4,068,880
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,156,079
2,040,000	3.45%, 03/15/2048(1)	2,090,892

		12,497,513

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,080,000	5.30%, 01/15/2029	1,169,856
	WMG Acquisition Corp.
425,000	4.88%, 11/01/2024(1)	436,687
185,000	5.00%, 08/01/2023(1)	188,238

		1,794,781

	Environmental Control - 0.1%
	Clean Harbors, Inc.
123,000	4.88%, 07/15/2027(1)	126,536
105,000	5.13%, 07/15/2029(1)	110,675

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Waste Management, Inc.
$1,035,000	3.20%, 06/15/2026	$1,076,278
410,000	3.45%, 06/15/2029	431,613
280,000	4.15%, 07/15/2049	309,485

		2,054,587

	Food - 0.5%
	Conagra Brands, Inc.
635,000	3.03%, 10/22/2020, 3 mo. USD LIBOR + 0.750%(2)	635,261
655,000	4.30%, 05/01/2024	695,577
240,000	4.60%, 11/01/2025	260,905
	Kraft Heinz Foods Co.
2,465,000	3.00%, 06/01/2026	2,424,477
5,000	4.38%, 06/01/2046	4,801
	NBM U.S. Holdings, Inc.
4,710,000	7.00%, 05/14/2026(1)	4,858,365
	TreeHouse Foods, Inc.
285,000	6.00%, 02/15/2024(1)	294,975
		9,174,361

	Food Service - 0.0%
	Aramark Services, Inc.
580,000	5.00%, 02/01/2028(1)	604,650

	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
5,335,000	5.00%, 01/15/2030(1)	5,463,040
2,065,000	6.00%, 01/15/2029(1)	2,279,141

		7,742,181

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	42,450
365,000	5.88%, 08/20/2026	386,900
	Sempra Energy
1,260,000	2.40%, 02/01/2020	1,258,709

		1,688,059

	Healthcare-Products - 0.3%
	Becton Dickinson and Co.
3,425,000	3.36%, 06/06/2024	3,538,895
943,000	3.70%, 06/06/2027	987,404
	Boston Scientific Corp.
1,315,000	4.00%, 03/01/2028	1,421,246
	Thermo Fisher Scientific, Inc.
320,000	2.95%, 09/19/2026	323,664
190,000	3.00%, 04/15/2023	193,849

		6,465,058

	Healthcare-Services - 1.0%
	Aetna, Inc.
590,000	2.80%, 06/15/2023	591,163
	Anthem, Inc.
1,895,000	3.50%, 08/15/2024	1,961,159
885,000	3.65%, 12/01/2027	916,576
320,000	4.63%, 05/15/2042	346,933
	CHS/Community Health Systems, Inc.
480,000	5.13%, 08/01/2021	475,200
75,000	6.25%, 03/31/2023	71,812
	Cigna Corp.
450,000	2.76%, 03/17/2020, 3 mo. USD LIBOR + 0.350%(1)(2)	450,364
1,150,000	4.13%, 11/15/2025(1)	1,221,234
6,410,000	4.38%, 10/15/2028(1)	6,952,060
	HCA, Inc.
2,075,000	4.13%, 06/15/2029	2,125,568
	UnitedHealth Group, Inc.
1,335,000	2.38%, 08/15/2024	1,334,647
1,415,000	3.50%, 08/15/2039	1,424,931

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$780,000	3.70%, 12/15/2025	$830,711
330,000	3.70%, 08/15/2049	333,749
187,000	3.75%, 07/15/2025	199,543
535,000	4.75%, 07/15/2045	628,415

		19,864,065

	Home Builders - 0.1%
	Lennar Corp.
530,000	4.75%, 11/29/2027	556,500
	PulteGroup, Inc.
285,000	5.50%, 03/01/2026	307,088
	Toll Brothers Finance Corp.
475,000	4.88%, 11/15/2025	499,937

		1,363,525

	Insurance - 0.3%
	CNO Financial Group, Inc.
660,000	5.25%, 05/30/2025	711,150
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	9,200
350,000	4.90%, 08/15/2023	325,500
15,000	7.63%, 09/24/2021	15,525
	Marsh & McLennan Cos., Inc.
1,275,000	3.88%, 03/15/2024	1,350,196
815,000	4.38%, 03/15/2029	906,894
1,025,000	4.75%, 03/15/2039	1,197,711
	Massachusetts Mutual Life Insurance Co.
175,000	8.88%, 06/01/2039(1)	289,564
	MGIC Investment Corp.
380,000	5.75%, 08/15/2023	412,775
	Unum Group
595,000	4.00%, 06/15/2029	610,555
	Willis North America, Inc.
795,000	3.60%, 05/15/2024	822,081

		6,651,151

	Internet - 0.7%
	Alibaba Group Holding Ltd.
2,680,000	3.40%, 12/06/2027	2,732,613
815,000	4.00%, 12/06/2037	853,509
850,000	4.20%, 12/06/2047	909,749
	Amazon.com, Inc.
660,000	2.80%, 08/22/2024	676,049
2,030,000	3.88%, 08/22/2037	2,248,043
	Symantec Corp.
140,000	5.00%, 04/15/2025(1)	142,803
	Tencent Holdings Ltd.
1,670,000	2.99%, 01/19/2023(1)	1,686,575
1,105,000	3.60%, 01/19/2028(1)	1,139,447
2,665,000	3.98%, 04/11/2029(1)	2,809,539

		13,198,327

	Iron/Steel - 0.2%
	Commercial Metals Co.
285,000	5.38%, 07/15/2027	286,425
	Steel Dynamics, Inc.
200,000	5.50%, 10/01/2024	206,442
	Vale Overseas Ltd.
1,985,000	6.25%, 08/10/2026	2,235,110
340,000	6.88%, 11/10/2039	416,092

		3,144,069

	IT Services - 0.4%
	Apple, Inc.
505,000	3.45%, 02/09/2045	508,065
355,000	4.38%, 05/13/2045	407,704
	Hewlett Packard Enterprise Co.
175,000	6.35%, 10/15/2045	197,808

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	IBM Credit LLC
$250,000	2.99%, 11/30/2020, 3 mo. USD LIBOR + 0.47%(2)	$251,218
	International Business Machines Corp.
1,800,000	3.00%, 05/15/2024	1,841,705
2,790,000	3.30%, 05/15/2026	2,897,162
2,900,000	3.50%, 05/15/2029	3,039,314

		9,142,976

	Leisure Time - 0.0%
	VOC Escrow Ltd.
135,000	5.00%, 02/15/2028(1)	137,531

	Lodging - 0.1%
	Hilton Domestic Operating Co., Inc.
230,000	5.13%, 05/01/2026	238,938
	Las Vegas Sands Corp.
910,000	3.50%, 08/18/2026	913,251
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
50,000	5.25%, 05/15/2027(1)	51,250
75,000	5.50%, 03/01/2025(1)	78,656

		1,282,095

	Machinery - Construction & Mining - 0.0%
	BWX Technologies, Inc.
145,000	5.38%, 07/15/2026(1)	150,075

	Media - 1.6%
	CBS Corp.
960,000	4.20%, 06/01/2029	1,019,090
	CCO Holdings LLC / CCO Holdings Capital Corp.
30,000	5.13%, 05/01/2027(1)	30,938
170,000	5.75%, 02/15/2026(1)	179,088
	Charter Communications Operating LLC / Charter Communications Operating Capital
2,400,000	4.20%, 03/15/2028	2,491,791
305,000	5.13%, 07/01/2049	310,908
465,000	5.75%, 04/01/2048	510,249
1,355,000	6.48%, 10/23/2045	1,599,645
	Comcast Corp.
600,000	2.35%, 01/15/2027	585,899
545,000	3.20%, 07/15/2036	537,319
570,000	3.95%, 10/15/2025	613,484
40,000	4.05%, 11/01/2052	42,585
825,000	4.15%, 10/15/2028	909,237
860,000	4.25%, 10/15/2030	962,804
630,000	4.60%, 10/15/2038	729,984
430,000	4.95%, 10/15/2058	522,542
	Cox Communications, Inc.
2,596,000	3.15%, 08/15/2024(1)	2,642,027
462,000	4.80%, 02/01/2035(1)	475,003
	CSC Holdings LLC
310,000	5.50%, 04/15/2027(1)	324,725
	Discovery Communications LLC
1,108,000	3.80%, 03/13/2024	1,147,959
927,000	3.95%, 06/15/2025	960,258
500,000	4.90%, 03/11/2026	548,314
1,065,000	5.00%, 09/20/2037	1,128,668
370,000	5.30%, 05/15/2049	399,583
1,570,000	6.35%, 06/01/2040	1,860,109
	DISH DBS Corp.
505,000	5.88%, 11/15/2024	469,660
	Fox Corp.
2,230,000	4.03%, 01/25/2024(1)	2,361,511
	NBCUniversal Media LLC
1,104,000	5.95%, 04/01/2041	1,465,111
	Time Warner Cable LLC
1,287,000	4.50%, 09/15/2042	1,219,917
	Time Warner Entertainment Co. L.P.
2,535,000	8.38%, 07/15/2033	3,474,545

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Viacom, Inc.
	$1,960,000	4.25%, 09/01/2023	$2,064,368
	584,000	4.38%, 03/15/2043	581,324
	45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(12)	46,575
	50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(12)	52,848
		Videotron Ltd.
	70,000	5.13%, 04/15/2027(1)	73,325
	480,000	5.38%, 06/15/2024(1)	513,600

			32,854,993

		Mining - 0.3%
		Anglo American Capital plc
	480,000	4.50%, 03/15/2028(1)	502,393
	745,000	4.75%, 04/10/2027(1)	790,198
	1,710,000	4.88%, 05/14/2025(1)	1,839,151
		Glencore Funding LLC
	2,405,000	4.88%, 03/12/2029(1)	2,550,424
		Kaiser Aluminum Corp.
	460,000	5.88%, 05/15/2024	478,400

			6,160,566

		Miscellaneous Manufacturing - 0.0%
		Ingersoll-Rand Global Holding Co., Ltd.
	810,000	2.90%, 02/21/2021	814,083

		Oil & Gas - 1.4%
		Aker BP ASA
	150,000	5.88%, 03/31/2025(1)	157,875
		Canadian Natural Resources Ltd.
CAD	1,000,000	2.60%, 12/03/2019	758,903
	$2,870,000	3.85%, 06/01/2027	2,968,955
		Cimarex Energy Co.
	2,325,000	4.38%, 03/15/2029	2,433,717
		EnCana Corp.
	800,000	3.90%, 11/15/2021	817,448
		Hess Corp.
	215,000	5.60%, 02/15/2041	227,298
	76,000	6.00%, 01/15/2040	82,599
	2,121,000	7.13%, 03/15/2033	2,589,139
	675,000	7.30%, 08/15/2031	824,608
		Kerr-McGee Corp.
	1,445,000	6.95%, 07/01/2024	1,690,997
		Marathon Oil Corp.
	491,000	3.85%, 06/01/2025	508,179
		Marathon Petroleum Corp.
	295,000	3.80%, 04/01/2028	301,690
		Medco Oak Tree Pte Ltd.
	2,825,000	7.38%, 05/14/2026(1)	2,849,941
		MEG Energy Corp.
	290,000	6.50%, 01/15/2025(1)	290,000
		Nabors Industries, Inc.
	140,000	4.63%, 09/15/2021	137,200
		Noble Energy, Inc.
	1,530,000	5.05%, 11/15/2044	1,632,675
		Petroleos Mexicanos
	250,000	6.00%, 03/05/2020	253,390
	200,000	6.50%, 01/23/2029	195,450
	1,465,000	6.63%, 06/15/2035	1,367,211
		QEP Resources, Inc.
	285,000	5.25%, 05/01/2023	259,350
		Saudi Arabian Oil Co.
	1,929,000	2.88%, 04/16/2024(1)	1,945,286
		Sinopec Group Overseas Development Ltd.
	370,000	1.75%, 09/29/2019(9)	369,578
		SM Energy Co.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$130,000	6.13%, 11/15/2022	$127,075
	140,000	6.75%, 09/15/2026(10)	126,000
		Sunoco L.P. / Sunoco Finance Corp.
	290,000	5.50%, 02/15/2026	300,875
		Tullow Oil plc
	1,870,000	7.00%, 03/01/2025(1)	1,881,688
		Valero Energy Corp.
	595,000	4.00%, 04/01/2029	620,675
	1,225,000	4.35%, 06/01/2028	1,311,378
		WPX Energy, Inc.
	455,000	5.25%, 09/15/2024	457,275
		YPF S.A.
ARS	81,010,352	16.50%, 05/09/2022(1)	1,072,250

			28,558,705

		Packaging & Containers - 0.2%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	$200,000	4.13%, 08/15/2026(1)(6)	200,250
		Owens-Brockway Glass Container, Inc.
	620,000	5.88%, 08/15/2023(1)	667,275
		Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
	265,000	5.13%, 07/15/2023(1)	269,637
		WRKCo, Inc.
	2,020,000	4.65%, 03/15/2026	2,198,121

			3,335,283

		Pharmaceuticals - 1.1%
		Allergan Finance LLC
	1,020,000	4.63%, 10/01/2042	1,029,804
		Allergan Funding SCS
	935,000	3.45%, 03/15/2022	952,479
		Bausch Health Cos., Inc.
	245,000	6.50%, 03/15/2022(1)	254,004
	95,000	7.00%, 03/15/2024(1)	100,225
		Baxalta, Inc.
	77,000	3.60%, 06/23/2022	78,680
		Bayer U.S. Finance LLC
	3,660,000	4.25%, 12/15/2025(1)	3,842,242
		Bristol-Myers Squibb Co.
	1,255,000	3.40%, 07/26/2029(1)	1,311,743
		CVS Health Corp.
	2,650,000	4.10%, 03/25/2025	2,788,640
	1,640,000	5.05%, 03/25/2048	1,777,545
	1,420,000	5.13%, 07/20/2045	1,539,793
		GlaxoSmithKline Capital, Inc.
	2,315,000	3.63%, 05/15/2025	2,457,224
		IQVIA, Inc.
	405,000	4.88%, 05/15/2023(1)	414,214
		Mylan N.V.
	220,000	5.25%, 06/15/2046	225,727
		Mylan, Inc.
	1,170,000	4.55%, 04/15/2028	1,231,950
		Shire Acquisitions Investments Ireland DAC
	1,450,000	2.40%, 09/23/2021	1,446,694
		Teva Pharmaceutical Finance Netherlands B.V.
	2,595,000	3.15%, 10/01/2026	2,023,809

			21,474,773

		Pipelines - 1.1%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	890,000	4.25%, 12/01/2027	933,997
	155,000	6.25%, 10/15/2022	158,784
		Cheniere Corpus Christi Holdings LLC
	270,000	5.88%, 03/31/2025	297,027
		DCP Midstream Operating L.P.
	100,000	3.88%, 03/15/2023	101,375

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$200,000	4.95%, 04/01/2022	$207,750
	70,000	5.60%, 04/01/2044	65,100
		Enbridge, Inc.
CAD	265,000	4.53%, 03/09/2020	203,609
	295,000	4.77%, 09/02/2019	224,013
		Energy Transfer Operating L.P.
	$405,000	4.20%, 09/15/2023	424,552
	855,000	4.50%, 04/15/2024	908,352
	2,705,000	5.25%, 04/15/2029	3,022,808
	350,000	5.50%, 06/01/2027	392,142
	330,000	6.25%, 04/15/2049	392,404
		Enterprise Products Operating LLC
	1,395,000	3.13%, 07/31/2029	1,402,967
		EQM Midstream Partners L.P.
	1,141,000	4.13%, 12/01/2026	1,093,688
	175,000	4.75%, 07/15/2023	179,087
	1,040,000	5.50%, 07/15/2028	1,045,061
		MPLX L.P.
	955,000	4.70%, 04/15/2048	965,261
	265,000	5.20%, 03/01/2047	284,102
		Sabine Pass Liquefaction LLC
	200,000	4.20%, 03/15/2028	209,038
		Sunoco Logistics Partners Operations L.P.
	1,205,000	4.00%, 10/01/2027	1,243,461
	165,000	5.30%, 04/01/2044	170,166
		Texas Eastern Transmission L.P.
	875,000	2.80%, 10/15/2022(1)	872,318
	665,000	3.50%, 01/15/2028(1)	682,624
		TransCanada PipeLines Ltd.
	1,670,000	4.63%, 03/01/2034	1,862,058
	540,000	4.75%, 05/15/2038	597,081
	180,000	6.10%, 06/01/2040	225,084
		Valero Energy Partners L.P.
	1,585,000	4.50%, 03/15/2028	1,708,534
		Western Midstream Operating L.P.
	2,240,000	4.50%, 03/01/2028	2,229,097
	1,040,000	4.75%, 08/15/2028	1,043,445

			23,144,985

		Real Estate Investment Trusts - 0.1%
		Equinix, Inc.
	95,000	5.38%, 04/01/2023	96,900
	290,000	5.88%, 01/15/2026	308,038
		HCP, Inc.
	670,000	3.25%, 07/15/2026	677,855

			1,082,793

		Retail - 0.4%
		1011778 BC ULC / New Red Finance, Inc.
	150,000	4.25%, 05/15/2024(1)	153,303
		Dollar Tree, Inc.
	265,000	3.00%, 04/17/2020, 3 mo. USD LIBOR + 0.700%(2)	265,026
		Lowe’s Cos., Inc.
	2,660,000	3.38%, 09/15/2025	2,757,981
	210,000	3.70%, 04/15/2046	199,798
		McDonald’s Corp.
	1,495,000	3.35%, 04/01/2023	1,549,376
		Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
	285,000	5.88%, 03/01/2027	287,850
		United Rentals North America, Inc.
	435,000	4.88%, 01/15/2028	443,652
		Walmart, Inc.
	2,530,000	3.40%, 06/26/2023	2,644,994
		William Carter Co.
	195,000	5.63%, 03/15/2027(1)	204,750

			8,506,730

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Semiconductors - 1.3%
		Broadcom Corp. / Broadcom Cayman Finance Ltd.
	$250,000	3.13%, 01/15/2025	$242,578
	3,605,000	3.63%, 01/15/2024	3,642,603
	5,285,000	3.88%, 01/15/2027	5,169,772
		Broadcom, Inc.
	3,720,000	4.75%, 04/15/2029(1)	3,789,257
		Entegris, Inc.
	250,000	4.63%, 02/10/2026(1)	253,538
		Intel Corp.
	740,000	4.10%, 05/19/2046	820,486
		Microchip Technology, Inc.
	1,335,000	4.33%, 06/01/2023	1,388,973
		Micron Technology, Inc.
	4,630,000	4.98%, 02/06/2026	4,905,791
		NXP B.V. / NXP Funding LLC
	4,760,000	4.88%, 03/01/2024(1)	5,105,590
		Qorvo, Inc.
	230,000	5.50%, 07/15/2026	242,259
		Sensata Technologies B.V.
	300,000	5.00%, 10/01/2025(1)	315,744
		Sensata Technologies UK Financing Co. plc
	211,000	6.25%, 02/15/2026(1)	223,396

			26,099,987

		Software - 0.3%
		CDK Global, Inc.
	150,000	4.88%, 06/01/2027	155,077
	30,000	5.88%, 06/15/2026	31,913
		Fidelity National Information Services, Inc.
	680,000	4.25%, 05/15/2028	745,126
		Fiserv, Inc.
	1,560,000	3.20%, 07/01/2026	1,591,814
		Microsoft Corp.
	830,000	3.70%, 08/08/2046	899,670
	1,025,000	3.95%, 08/08/2056	1,135,547
		MSCI, Inc.
	360,000	5.25%, 11/15/2024(1)	370,692
	65,000	5.75%, 08/15/2025(1)	67,743
		Open Text Corp.
	255,000	5.88%, 06/01/2026(1)	272,139
		Oracle Corp.
	665,000	4.00%, 11/15/2047	713,350
		Western Digital Corp.
	250,000	4.75%, 02/15/2026	247,187

			6,230,258

		Telecommunications - 2.0%
		AT&T, Inc.
	335,000	2.95%, 01/15/2020, 3 mo. USD LIBOR + 0.650%(2)	335,700
	2,555,000	3.80%, 02/15/2027	2,664,751
	480,000	4.10%, 02/15/2028	509,937
	255,000	4.25%, 03/01/2027	274,277
	3,121,000	4.30%, 02/15/2030	3,352,349
	2,300,000	4.35%, 03/01/2029	2,483,871
	430,000	4.35%, 06/15/2045	432,499
	1,160,000	4.50%, 05/15/2035	1,235,590
		GTP Acquisition Partners LLC
	4,500,000	3.48%, 06/15/2050(1)	4,635,886
		Nokia Oyj
	10,000	4.38%, 06/12/2027	10,325
	455,000	6.63%, 05/15/2039	509,600
		Rogers Communications, Inc.
CAD	500,000	5.38%, 11/04/2019	381,846
		Sprint Corp.
	$325,000	7.13%, 06/15/2024	355,875

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	$4,405,000	5.15%, 09/20/2029(1)	$4,680,312
		Telecom Italia Capital S.A.
	145,000	6.00%, 09/30/2034	147,175
	215,000	7.72%, 06/04/2038	248,325
		Telefonica Celular del Paraguay S.A.
	2,045,000	5.88%, 04/15/2027(1)	2,155,594
		Telefonica Emisiones S.A.
	525,000	4.67%, 03/06/2038	560,384
	885,000	4.90%, 03/06/2048	968,617
	775,000	5.21%, 03/08/2047	876,368
	840,000	5.52%, 03/01/2049	995,727
		Verizon Communications, Inc.
	665,000	3.07%, 05/22/2020, 3 mo. USD LIBOR + 0.550%(2)	667,097
	855,000	3.88%, 02/08/2029	920,833
	985,000	4.02%, 12/03/2029(1)	1,068,451
	1,971,000	4.27%, 01/15/2036	2,139,940
	465,000	4.40%, 11/01/2034	515,501
	1,525,000	4.50%, 08/10/2033	1,726,720
	2,020,000	4.81%, 03/15/2039	2,322,046
	735,000	5.25%, 03/16/2037	885,003
		Vodafone Group plc
	2,085,000	4.38%, 05/30/2028	2,264,624

			40,325,223

		Transportation - 0.3%
		CSX Corp.
	1,885,000	3.25%, 06/01/2027	1,945,205
		Penske Truck Leasing Co. L.P. / PTL Finance Corp.
	2,075,000	3.45%, 07/01/2024(1)	2,141,139
		Union Pacific Corp.
	2,495,000	4.38%, 09/10/2038	2,781,372

			6,867,716

		Trucking & Leasing - 0.1%
		Avolon Holdings Funding Ltd.
	1,325,000	4.38%, 05/01/2026(1)	1,370,342

		Water - 0.0%
		American Water Capital Corp.
	840,000	4.15%, 06/01/2049	920,578

		Total Corporate Bonds (cost $560,410,442)	$581,828,961

Escrows - 0.0%(13)
		Energy-Alternate Sources - 0.0%
	350,000	TCEH Corp.*(7)(8)	—

		Total Escrows (cost $—)	$—

Foreign Government Obligations - 3.3%
		Argentina - 0.1%
		Argentine Republic Government International Bond
EUR	1,665,000	5.25%, 01/15/2028	1,372,690

		Canada - 0.1%
		City of Montreal Canada
CAD	900,000	5.45%, 12/01/2019	690,043
		Hydro Quebec Interest Strip
	500,000	0.00%, 08/15/2019(14)	378,610
		Ontario Hydro Corp. Coupon Strip
	286,000	0.00%, 10/15/2019(14)	215,824
		Province of Manitoba Canada Treasury Bill
	500,000	1.71%, 09/18/2019(15)	377,959
		Province of Ontario Canada
	485,000	2.10%, 09/08/2019	367,546
		Province of Ontario Canada Generic Coupon Strip
	120,000	0.00%, 11/03/2019(14)	90,477

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Quebec T-Bill
	250,000	1.72%, 08/02/2019(15)	$189,406

			2,309,865

		Dominican Republic - 0.2%
		Dominican Republic International Bond
	$4,445,000	6.40%, 06/05/2049(1)	4,733,969

		Egypt - 0.0%
		Egypt Government International Bond
	725,000	8.50%, 01/31/2047(9)	790,395

		Ghana - 0.1%
		Ghana Government International Bond
	1,165,000	8.63%, 06/16/2049(1)	1,180,707

		Hungary - 0.0%
		Hungary Government International Bond
	580,000	6.38%, 03/29/2021	615,867

		Italy - 0.1%
		Italy Buoni Ordinari del Tesoro BOT
EUR	280,000	0.26%, 10/14/2019(9)(15)	310,107
		Italy Buoni Poliennali Del Tesoro
	245,000	1.50%, 08/01/2019	271,215
	650,000	4.25%, 09/01/2019(9)	722,016
		Italy Certificati di Credito del Tesoro
	165,000	0.18%, 10/30/2019(15)	182,745
	165,000	0.97%, 11/15/2019, 6 mo. EURIBOR + 1.200%(2)	183,268

			1,669,351

		Japan - 0.7%
		Deposit Insurance Corp. of Japan
JPY	100,000,000	0.10%, 01/17/2020	919,692
		Japan Bank for International Cooperation
	$400,000	2.67%, 07/21/2020, 3 mo. USD LIBOR + 0.390%(2)	401,212
		Japan Treasury Discount Bill
JPY	23,900,000	0.13%, 10/28/2019(15)	219,754
	81,100,000	0.14%, 10/21/2019(15)	745,669
	29,950,000	0.14%, 09/09/2019(15)	275,332
	149,900,000	0.15%, 09/17/2019(15)	1,378,073
	20,750,000	0.15%, 08/05/2019(15)	190,736
	399,400,000	0.15%, 08/26/2019(15)	3,671,542
	314,850,000	0.15%, 08/19/2019(15)	2,894,245
	20,400,000	0.16%, 09/02/2019(15)	187,534
	400,000,000	0.16%, 08/13/2019(15)	3,676,920

			14,560,709

		Panama - 0.1%
		Panama Government International Bond
	$1,310,000	3.16%, 01/23/2030	1,321,790

		Qatar - 0.6%
		Qatar Government International Bond
	6,330,000	4.00%, 03/14/2029(1)	6,895,535
	4,640,000	4.82%, 03/14/2049(1)	5,370,800

			12,266,335

		Romania - 0.4%
		Romanian Government International Bond
EUR	1,079,000	4.63%, 04/03/2049(1)	1,484,402
	4,130,000	4.63%, 04/03/2049(9)	5,681,725
	$980,000	6.13%, 01/22/2044(9)	1,242,915

			8,409,042

		Senegal - 0.1%
		Senegal Government International Bond
	2,000,000	6.25%, 05/23/2033(9)	1,981,100

		South Korea - 0.0%
		Export-Import Bank of Korea
	445,000	2.74%, 10/21/2019, 3 mo. USD LIBOR + 0.460%(2)	445,136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Korea Development Bank
	$200,000	2.97%, 02/27/2020, 3 mo. USD LIBOR + 0.450%(2)	$200,191
	200,000	2.99%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	200,515

			845,842

		Spain - 0.1%
		Spain Letras del Tesoro
EUR	1,005,000	0.00%, 08/16/2019(14)	1,112,762
	100,000	0.00%, 10/11/2019(14)	110,817

			1,223,579

		Supranational - 0.5%
		Inter-American Development Bank
AUD	13,340,000	2.75%, 10/30/2025(9)	9,832,918

		Tunisia - 0.2%
		Banque Centrale de Tunisie International Bond
EUR	1,505,000	6.38%, 07/15/2026(1)	1,666,569
	2,210,000	6.75%, 10/31/2023(1)	2,520,110

			4,186,679

		Total Foreign Government Obligations (cost $66,020,998)	$67,300,838

Municipal Bonds - 0.7%
		Development - 0.0%
		California State, GO Taxable
	$235,000	7.30%, 10/01/2039	$357,456

		Education - 0.1%
		Chicago, IL, Board of Education
	295,000	6.14%, 12/01/2039	318,913
	1,660,000	6.32%, 11/01/2029	1,811,475

			2,130,388

		General Obligation - 0.5%
		California State, GO Taxable
	1,235,000	7.55%, 04/01/2039	1,980,606
		City of Chicago, IL, GO
	1,498,000	7.38%, 01/01/2033	1,775,474
		State of Illinois
	3,063,273	4.95%, 06/01/2023(10)	3,194,044
	210,000	5.00%, 01/01/2023	218,398
	520,000	5.56%, 02/01/2021	537,805
	840,000	6.88%, 07/01/2025	955,097

			8,661,424

		Utility - Electric - 0.1%
		Municipal Electric Auth, GA
	1,593,000	6.64%, 04/01/2057	2,045,699

		Total Municipal Bonds (cost $12,363,284)	$13,194,967

Senior Floating Rate Interests - 2.3%(16)
		Advertising - 0.0%
		Acosta Holdco, Inc.
	462,066	5.48%, 09/26/2021, 1 mo. USD LIBOR + 3.250%	$161,229

		Aerospace/Defense - 0.1%
		Circor International, Inc.
	339,890	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	339,608
		TransDigm, Inc.
	441,880	4.83%, 05/30/2025, 1 mo. USD LIBOR + 2.500%	438,045

			777,653

		Agriculture - 0.0%
		Pinnacle Operating Corp.
	296,675	7.73%, 11/15/2021, 1 mo. USD LIBOR + 5.500%	229,428

		Auto Manufacturers - 0.0%
		Navistar International Corp.
	197,000	5.83%, 11/06/2024, 1 mo. USD LIBOR + 3.500%	197,370

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Auto Parts & Equipment - 0.1%
		Adient U.S. LLC
	$225,000	6.87%, 05/06/2024, 1 mo. USD LIBOR + 4.250%	$216,000
		Altra Industrial Motion Corp.
	220,970	4.23%, 10/01/2025, 1 mo. USD LIBOR + 2.000%	220,141
		Panther BF Aggregator L.P.
EUR	635,000	3.75%, 04/30/2026, 1 mo. EUR LIBOR + 3.750%	702,945
	$415,000	5.73%, 04/30/2026, 1 mo. USD LIBOR + 3.500%	414,743

			1,553,829

		Biotechnology - 0.0%
		Sotera Health Holdings LLC
	325,685	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	322,021

		Chemicals - 0.1%
		Cabot Microelectronics Corp.
	99,121	4.50%, 11/14/2025, 1 mo. ICE LIBOR + 2.250%	99,245
		CTC AcquiCo GmbH
EUR	198,780	2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	215,748
		Hexion, Inc.
	$225,000	0.00%, 06/25/2026, 1 mo. USD LIBOR + 3.500%(17)	224,437
		LTI Holdings, Inc.
	124,063	5.73%, 09/06/2025, 1 mo. USD LIBOR + 3.500%	118,170
		Starfruit Finco B.V.
EUR	100,000	3.75%, 10/01/2025, 3 mo. EURIBOR + 3.750%	110,338
	$99,750	5.61%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	97,922
		Univar, Inc.
	400,044	4.48%, 07/01/2024, 1 mo. USD LIBOR + 2.250%	400,376

			1,266,236

		Coal - 0.0%
		Foresight Energy LLC
	623,840	8.27%, 03/28/2022, 3 mo. USD LIBOR + 5.750%	455,403

		Commercial Services - 0.2%
		Allied Universal Holdco LLC
	34,125	0.00%, 07/10/2026, 3 mo. USD LIBOR + 4.000%(17)(18)	34,180
	344,663	6.51%, 07/10/2026, 3 mo. USD LIBOR + 4.250%	345,218
		APX Group, Inc.
	287,825	7.33%, 04/01/2024, 2 mo. USD LIBOR + 5.000%	275,354
		Ascend Learning LLC
	211,238	5.23%, 07/12/2024, 1 mo. USD LIBOR + 3.000%	210,093
		Blackhawk Network Holdings, Inc.
	337,222	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	336,237
		Capital Automotive L.P.
	146,027	8.23%, 03/24/2025, 1 mo. USD LIBOR + 6.000%	146,301
		Carbonite, Inc.
	88,182	6.01%, 03/26/2026, 2 mo. USD LIBOR + 3.750%	87,924
		Dun & Bradstreet Corp.
	450,000	7.24%, 02/06/2026, 1 mo. USD LIBOR + 5.000%	452,673
		Energizer Holdings, Inc.
	98,250	4.69%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	98,066
		Quikrete Holdings, Inc.
	581,731	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	576,478
		Techem GmbH
EUR	215,000	3.75%, 07/31/2025, 3 mo. EURIBOR + 3.750%	238,931
		Tempo Acquisition LLC
	$872,200	5.23%, 05/01/2024, 1 mo. USD LIBOR + 3.000%	873,290
		Verisure Holding AB
EUR	115,000	3.50%, 10/21/2022, 3 mo. EURIBOR + 3.500%	127,507
		Weight Watchers International, Inc.
	$111,567	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	110,521
		Xerox Business Services LLC
	390,000	4.73%, 12/07/2023, 1 mo. USD LIBOR + 2.500%	382,688

			4,295,461

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Construction Materials - 0.0%
		NCI Building Systems, Inc.
	$267,300	6.12%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	$260,839
		Tamko Building Products, Inc.
	100,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	100,250

			361,089

		Distribution/Wholesale - 0.0%
		Hamilton Holdco LLC
	143,550	4.33%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	143,371

		Diversified Financial Services - 0.1%
		AlixPartners LLP
EUR	99,750	3.25%, 04/04/2024, 3 mo. USD LIBOR + 3.250%	110,470
	$360,066	4.98%, 04/04/2024, 3 mo. USD LIBOR + 2.750%	360,387
		Aretec Group, Inc.
	164,175	6.48%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	160,276
		Crown Finance U.S., Inc.
EUR	98,750	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	109,043
	$184,969	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	184,193
		Financial & Risk U.S. Holdings, Inc.
	253,725	5.98%, 10/01/2025, 1 mo. USD LIBOR + 3.750%	253,453
		Minotaur Acquisition, Inc.
	139,650	7.23%, 02/26/2026, 1 mo. USD LIBOR + 5.000%	136,508
		Nets Holding A/S
EUR	194,028	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	213,620
		RP Crown Parent LLC
	$258,375	4.98%, 10/12/2023, 1 mo. USD LIBOR + 2.750%	257,600
		Victory Capital Holdings, Inc.
	341,864	5.57%, 07/01/2026, 1 mo. USD LIBOR + 3.250%	343,679

			2,129,229

		Electric - 0.0%
		Seadrill Partners Finco LLC
	275,003	8.33%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	179,734

		Energy-Alternate Sources - 0.0%
		BCP Renaissance Parent LLC
	242,550	5.76%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	242,196
		Medallion Midland Acquisition LLC
	98,500	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	97,022

			339,218

		Engineering & Construction - 0.0%
		Brand Energy & Infrastructure Services, Inc.
	508,313	6.61%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	490,044
		Pike Corp.
	104,214	0.00%, 07/19/2026, 1 mo. USD LIBOR + 3.250%(17)	104,605
		Verra Mobility Corp.
	98,750	5.98%, 02/28/2025, 1 mo. USD LIBOR + 3.750%	99,079

			693,728

		Entertainment - 0.0%
		Scientific Games International, Inc.
	197,006	4.98%, 08/14/2024, 2 mo. USD LIBOR + 2.750%	195,807
		Wyndham Hotels & Resorts, Inc.
	109,175	3.98%, 05/30/2025, 1 mo. USD LIBOR + 1.750%	109,380

			305,187

		Food - 0.1%
		CHG PPC Parent LLC
	99,000	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	98,444
		Hostess Brands LLC
	418,355	4.51%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	417,485
		Post Holdings, Inc.
	248,036	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	247,967

			763,896

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Food Service - 0.0%
		8th Avenue Food & Provisions, Inc.
	$99,500	6.11%, 10/01/2025, 3 mo. USD LIBOR + 3.750%	$99,812
		Aramark Services, Inc.
	107,256	4.08%, 03/11/2025, 3 mo. USD LIBOR + 1.750%	107,211

			207,023

		Gas - 0.0%
		Messer Industries GmbH
	109,725	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	109,176

		Healthcare-Products - 0.0%
		Kinetic Concepts, Inc.
	279,300	5.58%, 02/02/2024, 3 mo. USD LIBOR + 3.250%	280,085
		Lifescan Global Corp.
	217,125	8.66%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	206,720
		Parexel International Corp.
	212,555	4.98%, 09/27/2024, 1 mo. USD LIBOR + 2.750%	204,984

			691,789

		Healthcare-Services - 0.1%
		CDRH Parent, Inc.
	180,975	6.73%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	140,858
		DentalCorp Perfect Smile ULC
	130,872	5.98%, 06/06/2025, 1 mo. USD LIBOR + 3.750%	129,182
		Envision Healthcare Corp.
	273,625	5.98%, 10/10/2025, 1 mo. USD LIBOR + 3.750%	234,576
		Global Medical Response, Inc.
	288,863	5.56%, 04/28/2022, 1 mo. USD LIBOR + 3.250%	279,475
		IQVIA, Inc.
EUR	336,600	2.50%, 06/11/2025, 3 mo. EURIBOR + 2.000%	373,634
		Jaguar Holding Co.
	$335,550	4.73%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	334,832
		MPH Acquisition Holdings LLC
	464,601	5.08%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	450,663
		One Call Corp.
	122,158	7.58%, 11/25/2022, 1 mo. USD LIBOR + 5.250%	106,124
		Syneos Health, Inc.
	253,807	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	253,078

			2,302,422

		Household Products - 0.0%
		Diamond (BC) B.V.
	260,382	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	235,429
		Revlon Consumer Products Corp.
	218,813	6.02%, 09/07/2023	177,604

			413,033

		Insurance - 0.1%
		Asurion LLC
	664,582	5.23%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	665,652
	370,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	376,320
		Hub International Ltd.
	227,700	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	225,184
		Sedgwick Claims Management Services, Inc.
	353,225	5.48%, 12/31/2025, 1 mo. USD LIBOR + 3.250%	347,421

			1,614,577

		Leisure Time - 0.1%
		Caesars Resort Collection LLC
	291,520	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	289,016
		Delta (LUX) S.a.r.l.
	663,717	4.73%, 02/01/2024, 1 mo. USD LIBOR + 2.500%	654,830
		Golden Entertainment, Inc.
	714,100	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	715,885
		Penn National Gaming, Inc.
	149,250	4.48%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	149,419

			1,809,150

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Lodging - 0.1%
	Boyd Gaming Corp.
$409,409	4.62%, 09/15/2023, 1 week USD LIBOR + 2.250%	$409,101
	Caesars Entertainment Operating Co.
602,082	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	600,426

		1,009,527

	Machinery - Construction & Mining - 0.0%
	Brookfield WEC Holdings, Inc.
421,094	5.73%, 08/01/2025, 1 mo. USD LIBOR + 3.500%	422,146

	Machinery-Diversified - 0.0%
	Gates Global LLC
225,671	4.98%, 04/01/2024, 3 mo. USD LIBOR + 2.750%	224,583

	Media - 0.3%
	Altice Financing S.A.
181,763	5.06%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	174,719
	Charter Communications Operating LLC
915,449	4.33%, 04/30/2025, 1 mo. USD LIBOR + 2.000%	916,804
	CSC Holdings LLC
261,688	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	261,360
	Gray Television, Inc.
174,125	4.83%, 01/02/2026, 1 mo. ICE LIBOR + 2.500%	174,466
	Houghton Mifflin Harcourt Publishing Co.
223,771	5.23%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	213,887
	ION Media Networks, Inc.
815,668	0.00%, 12/18/2024, 1 mo. USD LIBOR + 3.000%(17)	814,396
	MTN Infrastructure TopCo, Inc.
284,019	5.23%, 11/15/2024, 1 mo. USD LIBOR + 3.000%	282,599
	NASCAR Holdings, Inc.
100,000	0.00%, 07/26/2026, 1 mo. USD LIBOR + 2.750%(17)	100,438
	Nexstar Broadcasting, Inc.
500,000	0.00%, 06/19/2026, 1 mo. USD LIBOR + 2.750%(17)	499,895
	PSAV Holdings LLC
529,055	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	514,178
	Shutterfly, Inc.
116,068	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	116,049
	Sinclair Television Group, Inc.
312,500	0.00%, 07/17/2026, 1 mo. USD LIBOR + 2.500%(17)	312,891
	Telenet Financing USD LLC
220,000	4.58%, 08/15/2026, 1 mo. USD LIBOR + 2.250%	218,968
	Unitymedia Finance LLC
320,000	4.35%, 06/01/2023, 1 mo. USD LIBOR + 2.000%	319,626
265,000	4.60%, 09/30/2025, 1 mo. USD LIBOR + 2.250%	264,772
	UPC Financing Partnership
225,557	4.85%, 01/15/2026, 1 mo. USD LIBOR + 2.500%	225,440
	Web.com Group, Inc.
113,584	6.08%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	112,925

		5,523,413

	Metal Fabricate/Hardware - 0.0%
	Rexnord LLC
245,941	4.23%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	246,795

	Miscellaneous Manufacturing - 0.0%
	H.B. Fuller Co.
136,130	4.27%, 10/20/2024, 1 mo. USD LIBOR + 2.000%	135,280
	USI, Inc.
421,976	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	415,735

		551,015

	Oil & Gas - 0.1%
	Ascent Resources - Marcellus LLC
54,167	8.83%, 03/30/2023, 1 mo. USD LIBOR + 6.500%	52,542
	BCP Raptor LLC
210,700	6.48%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	199,849
115,000	6.98%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	106,662

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		California Resources Corp.
	$485,000	12.62%, 12/31/2021, 1 mo. USD LIBOR + 10.375%	$485,727
		Fieldwood Energy LLC
	646,774	7.51%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	593,215
		NorthRiver Midstream Finance L.P.
	223,313	5.57%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	223,393
		PES Holdings LLC
	296,943	2.83%, 12/31/2022, 1 mo. USD LIBOR + 6.990%	89,083
		Traverse Midstream Partners LLC
	109,175	6.26%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	106,664

			1,857,135

		Oil & Gas Services - 0.0%
		Lower Cadence Holdings LLC
	130,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	129,620

		Packaging & Containers - 0.1%
		Berry Global, Inc.
EUR	125,000	2.50%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	138,418
	$366,827	4.63%, 10/01/2022, 1 mo. USD LIBOR + 2.250%	366,578
	280,000	4.90%, 07/01/2026, 3 mo. USD LIBOR + 2.500%	279,622
		Crown Americas LLC
	64,396	4.37%, 04/03/2025, 1 Week USD LIBOR + 2.000%	64,570
		Flex Acquisition Co., Inc.
	370,417	5.32%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	353,689
	97,852	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	93,601
		Proampac PG Borrower LLC
	141,375	5.90%, 11/18/2023, 1 mo. USD LIBOR + 3.500%	138,134
		Reynolds Group Holdings, Inc.
	631,786	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	631,357

			2,065,969

		Pharmaceuticals - 0.1%
		Catalent Pharma Solutions, Inc.
	139,650	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	140,262
		Endo Luxembourg Finance Co., S.a r.l.
	542,039	6.50%, 04/29/2024, 1 mo. USD LIBOR + 4.250%	493,597
		Valeant Pharmaceuticals International, Inc.
	264,481	5.38%, 06/02/2025, 1 mo. USD LIBOR + 3.000%	265,340

			899,199

		Real Estate - 0.0%
		VICI Properties LLC
	375,682	4.27%, 12/20/2024, 1 mo. USD LIBOR + 2.000%	374,683

		Retail - 0.2%
		Albertsons LLC
	350,161	5.31%, 12/21/2022, 3 mo. USD LIBOR + 3.000%	350,756
		American Builders & Contractors Supply Co., Inc.
	982,326	4.23%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	976,187
		Bass Pro Group LLC
	584,588	7.23%, 09/25/2024, 1 mo. USD LIBOR + 5.000%	552,225
		Coty, Inc.
	365,939	4.61%, 04/07/2025, 1 mo. USD LIBOR + 2.250%	352,828
		Harbor Freight Tools USA, Inc.
	352,142	4.73%, 08/18/2023, 1 mo. USD LIBOR + 2.500%	345,638
		Neiman Marcus Group Ltd. LLC
	341,106	8.38%, 10/25/2023, 1 mo. USD LIBOR + 6.000%	292,499
		Rodan & Fields LLC
	158,400	6.33%, 06/16/2025, 1 mo. USD LIBOR + 4.000%	146,388
		Staples, Inc.
	359,467	7.33%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	350,258
		Sunshine Luxembourg S.a.r.l.
	725,000	0.00%, 07/16/2026, 1 mo. USD LIBOR + 4.250%(17)	727,356
		U.S. Foods, Inc.
	307,316	4.23%, 06/27/2023, 1 mo. USD LIBOR + 2.000%	306,766

			4,400,901

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Semiconductors - 0.0%
	Microchip Technology, Inc.
$169,593	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	$169,381

	Software - 0.2%
	Almonde, Inc.
452,770	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	443,887
	Change Healthcare Holdings LLC
613,429	4.65%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	611,797
	Epicor Software Corp.
152,535	5.49%, 06/01/2022, 1 mo. USD LIBOR + 3.250%	152,122
	Hyland Software, Inc.
220,741	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	220,834
	Infor U.S., Inc.
325,308	5.08%, 02/01/2022, 1 mo. USD LIBOR + 2.750%	325,249
	Quest Software U.S. Holdings, Inc.
248,125	6.51%, 05/16/2025, 3 mo. USD LIBOR + 4.250%	244,170
	SS&C Technologies Holdings Europe S.a.r.l.
64,582	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	64,542
	SS&C Technologies, Inc.
516,629	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	516,426
	Ultimate Software Group, Inc.
130,000	6.08%, 05/04/2026, 1 mo. USD LIBOR + 3.750%	130,954
	WEX, Inc.
1,086,514	4.48%, 05/15/2026, 1 mo. USD LIBOR + 2.250%	1,087,101

		3,797,082

	Telecommunications - 0.2%
	Altice France S.A.
532,422	6.01%, 01/31/2026, 3 mo. USD LIBOR +3.688%	526,432
	CenturyLink, Inc.
198,990	4.98%, 01/31/2025, 1 mo. USD LIBOR + 2.750%	197,635
	Level 3 Financing, Inc.
290,000	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	290,122
	Sprint Communications, Inc.
729,093	4.75%, 02/02/2024, 1 mo. USD LIBOR + 2.500%	727,088
99,500	5.25%, 02/02/2024, 1 mo. USD LIBOR + 3.000%	99,406
	Univision Communications, Inc.
524,659	4.98%, 03/15/2024, 1 mo. USD LIBOR + 2.750%	513,100
	Zacapa LLC
158,800	7.33%, 07/02/2025, 1 mo. USD LIBOR + 5.000%	159,396
	Zayo Group LLC
318,158	4.48%, 01/19/2024, 1 mo. USD LIBOR + 2.250%	318,063

		2,831,242

	Transportation - 0.0%
	Savage Enterprises LLC
305,534	6.88%, 08/01/2025, 1 mo. USD LIBOR + 4.500%	306,204

	Total Senior Floating Rate Interests (cost $47,462,224)	$46,130,147

U.S. Government Agencies - 42.2%
	Mortgage-Backed Agencies - 42.2%
	FHLMC - 5.8%
$84,631	0.00%, 11/15/2036(14)(19)	$77,339
22,815,855	0.13%, 10/25/2020(4)(5)	37,491
10,127,418	0.48%, 01/25/2034(4)(5)	538,527
18,206,943	0.61%, 03/25/2027(4)(5)	736,964
2,072,636	1.75%, 10/15/2042	2,019,123
880,128	2.50%, 12/15/2026(5)	40,155
455,056	2.50%, 03/15/2028(5)	29,761
421,547	2.50%, 03/15/2028	29,374
680,454	2.50%, 05/15/2028(5)	48,935
1,808,677	3.00%, 03/15/2028(5)	125,489
1,069,171	3.00%, 08/01/2029	1,095,183
861,426	3.00%, 05/15/2032(5)	52,002
552,762	3.00%, 03/15/2033(5)	61,051
5,727,478	3.00%, 04/01/2033	5,849,667

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$4,348,421	3.00%, 11/01/2036	$4,418,875
3,830,822	3.00%, 01/01/2037	3,892,875
4,050,000	3.00%, 08/15/2043	4,085,448
6,776,948	3.00%, 11/01/2046	6,881,263
19,775,104	3.00%, 12/01/2046	20,072,579
275,000	3.00%, 08/01/2049(20)	277,519
1,126,042	3.25%, 11/15/2041	1,160,984
938,304	3.50%, 06/15/2026(5)	46,759
347,293	3.50%, 09/15/2026(5)	28,779
586,450	3.50%, 03/15/2027	43,260
2,343,384	3.50%, 08/01/2034	2,434,731
2,748,471	3.50%, 03/15/2041(5)	261,251
1,058,263	3.50%, 06/01/2046	1,093,103
5,807,731	3.50%, 10/01/2047	5,990,898
8,544,749	3.50%, 01/01/2048	8,814,695
3,054,527	3.50%, 03/01/2048	3,180,281
603,047	3.50%, 04/01/2048	621,366
11,991,131	3.50%, 08/01/2048	12,297,725
1,794,827	4.00%, 08/01/2025	1,868,347
337,355	4.00%, 08/15/2026(5)	25,757
1,883,354	4.00%, 07/15/2027(5)	149,712
2,426,591	4.00%, 03/15/2028(5)	197,155
571,900	4.00%, 06/15/2028(5)	48,078
1,607,237	4.00%, 07/15/2030	172,743
881,616	4.00%, 11/15/2040	957,359
2,281,919	4.00%, 05/01/2042	2,420,282
591,633	4.00%, 08/01/2042	627,725
827,527	4.00%, 09/01/2042	878,013
231,164	4.00%, 07/01/2044	244,647
1,082,333	4.00%, 02/01/2046	1,139,031
568,368	4.00%, 09/01/2048	590,520
379,341	4.50%, 02/01/2039	408,797
4,041,948	4.50%, 05/01/2042	4,363,959
580,998	4.50%, 09/01/2044	622,394
1,583,648	4.75%, 07/15/2039	1,740,809
119,515	5.00%, 02/01/2028	126,968
123,053	5.00%, 04/01/2028	130,727
248,732	5.00%, 01/01/2030	264,461
8,410	5.00%, 09/01/2031	8,934
873,682	5.00%, 09/15/2033(5)	146,500
9,154	5.00%, 07/01/2035	10,059
181,989	5.00%, 04/01/2038	196,383
328,263	5.00%, 09/01/2039	358,394
594,339	5.00%, 01/01/2040	649,291
182,138	5.00%, 08/01/2040	199,002
10,326	5.00%, 02/01/2041	11,282
349,360	5.00%, 04/01/2044	381,012
1,542,994	5.00%, 03/01/2047	1,652,773
714,800	5.00%, 04/01/2047	762,146
572,001	5.00%, 06/01/2047	609,887
76,958	5.00%, 11/01/2047	83,449
1,282,109	5.00%, 02/15/2048(5)	268,280
2,220,000	5.00%, 08/01/2049(20)	2,360,398
740,742	5.50%, 04/15/2036(5)	151,699
8,234	5.50%, 11/01/2037	9,221
934	5.50%, 02/01/2038	1,038
38,479	5.50%, 04/01/2038	42,648
37,042	5.50%, 06/01/2038	40,946
2,024,560	5.50%, 08/01/2038	2,267,708
104,204	5.50%, 05/01/2040	115,539
431,164	5.50%, 08/01/2040	476,979
415,668	5.50%, 06/01/2041	461,311
1,540,708	5.50%, 12/15/2046(5)	283,987
110,193	6.00%, 01/01/2023	114,060
34,123	6.00%, 11/01/2032	37,796
106,651	6.00%, 11/01/2033	121,458

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$82,119	6.00%, 02/01/2034	$93,520
120,629	6.00%, 07/01/2034	137,337
40,112	6.00%, 08/01/2034	45,681
53,483	6.00%, 09/01/2034	60,551
28,775	6.00%, 01/01/2035	31,855
33,459	6.00%, 03/01/2035	38,104
21,917	6.00%, 05/01/2038	24,231
134,695	6.00%, 06/01/2038	149,656
528,074	6.00%, 05/15/2039	592,751
555,217	6.50%, 07/15/2036	622,657

		116,939,459

	FNMA - 27.9%
$91,743	0.00%, 03/25/2036(14)(19)	$78,373
751,001	0.00%, 06/25/2036(14)(19)	662,990
2,354,503	1.68%, 05/25/2046(4)(5)	121,000
2,264,407	1.75%, 12/25/2042	2,201,260
2,173,768	1.82%, 04/25/2055(4)(5)	124,429
1,781,555	1.85%, 06/25/2055(4)(5)	92,901
2,241,515	1.93%, 08/25/2044(4)(5)	123,957
1,557,168	2.00%, 09/25/2039	1,511,367
1,174,602	2.00%, 08/25/2043	1,151,686
556,308	2.50%, 06/25/2028(5)	38,262
39,810,000	2.50%, 09/01/2034(20)	40,029,357
390,100	2.50%, 01/01/2043	385,931
2,151,164	2.50%, 02/01/2043	2,133,945
1,801,258	2.50%, 03/01/2043	1,786,835
1,014,851	2.50%, 04/01/2043	1,006,725
426,429	2.50%, 06/01/2043	422,751
696,378	2.50%, 08/01/2043	690,802
1,605,176	3.00%, 02/25/2027(5)	96,784
536,030	3.00%, 09/25/2027	39,270
3,269,319	3.00%, 01/25/2028	229,015
798,897	3.00%, 01/01/2030	815,622
59,945,000	3.00%, 08/01/2034(20)	61,128,344
3,723,300	3.00%, 03/01/2037	3,791,654
1,716,105	3.00%, 05/25/2047	1,743,711
6,150,106	3.00%, 09/25/2047	6,260,671
5,380,392	3.00%, 06/25/2048	5,461,692
4,536,103	3.00%, 10/25/2048	4,595,151
164,023,000	3.00%, 08/01/2049(20)	165,422,963
4,434,195	3.00%, 08/25/2049	4,481,308
4,400,000	3.13%, 01/01/2030	4,620,072
249,796	3.24%, 12/01/2026	263,384
643,289	3.30%, 12/01/2026	681,782
1,520,000	3.35%, 05/01/2029	1,616,689
538,916	3.41%, 11/01/2024	568,030
1,627,888	3.50%, 05/25/2027(5)	140,950
970,097	3.50%, 10/25/2027	87,601
935,405	3.50%, 05/25/2030(5)	99,825
342,876	3.50%, 08/25/2030(5)	31,405
796,357	3.50%, 02/25/2031(5)	59,242
697,329	3.50%, 09/25/2035(5)	87,725
1,471,456	3.50%, 10/01/2044	1,533,541
1,575,455	3.50%, 02/01/2045	1,630,011
3,076,166	3.50%, 09/01/2046	3,173,852
1,417,123	3.50%, 10/01/2046	1,462,221
701,501	3.50%, 10/25/2046(5)	138,876
1,082,701	3.50%, 11/01/2046	1,126,626
1,392,839	3.50%, 09/01/2047	1,442,489
4,931,841	3.50%, 11/25/2047	5,157,242
995,716	3.50%, 12/01/2047	1,031,474
5,861,518	3.50%, 01/01/2048	6,066,521
1,099,458	3.50%, 02/01/2048	1,138,621
1,542,953	3.50%, 02/25/2048	1,582,298
3,267,785	3.50%, 04/25/2048	3,400,068

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$56,115,000	3.50%, 08/01/2049(20)	$57,478,419
8,515,465	3.50%, 09/01/2057	8,839,747
4,459,205	3.50%, 05/01/2058	4,629,017
4,954,133	3.50%, 12/25/2058	5,142,533
1,317,988	3.66%, 02/01/2029	1,430,344
5,135,000	3.80%, 02/01/2029	5,644,440
297,532	3.89%, 05/01/2030	326,732
129,306	3.96%, 05/01/2034	144,807
538,310	4.00%, 06/01/2025	558,998
2,146,034	4.00%, 05/25/2027(5)	178,439
1,816,569	4.00%, 01/25/2038(5)	277,047
2,707,780	4.00%, 10/01/2040	2,870,171
1,227,455	4.00%, 11/01/2040	1,301,218
907,270	4.00%, 12/01/2040	961,797
434,665	4.00%, 02/01/2041	460,778
1,033,331	4.00%, 03/01/2041	1,095,336
3,261,086	4.00%, 06/01/2041	3,444,214
433,256	4.00%, 03/25/2042(5)	50,983
2,812,877	4.00%, 05/25/2042(5)	355,560
383,171	4.00%, 08/01/2042	406,298
873,357	4.00%, 09/01/2042	926,066
238,987	4.00%, 11/25/2042(5)	34,421
203,564	4.00%, 03/01/2045	214,421
1,052,139	4.00%, 07/01/2045	1,119,091
452,855	4.00%, 05/01/2046	475,994
1,144,730	4.00%, 06/01/2046	1,203,689
1,191,895	4.00%, 04/01/2047	1,264,701
9,044,620	4.00%, 07/01/2048	9,383,510
3,859,558	4.00%, 09/01/2048	4,007,229
10,604,892	4.00%, 11/01/2048	10,974,242
4,672,600	4.00%, 02/01/2049	4,867,114
40,352,500	4.00%, 08/01/2049(20)	41,770,073
305,013	4.50%, 08/01/2024	315,975
20,557	4.50%, 04/01/2025	21,304
428,981	4.50%, 07/25/2027(5)	36,071
753,071	4.50%, 09/01/2035	811,101
194,966	4.50%, 08/01/2040	210,401
2,316,952	4.50%, 10/01/2040	2,500,177
1,006,961	4.50%, 10/01/2041	1,086,047
941,832	4.50%, 09/01/2043	1,016,132
27,225,000	4.50%, 08/01/2049(20)	28,552,219
6,075,704	4.50%, 01/01/2051	6,486,748
1,829	5.00%, 12/01/2019	1,877
105,954	5.00%, 01/01/2022	108,788
225,410	5.00%, 04/25/2038	241,341
211,329	5.47%, 05/25/2042(4)(5)	20,138
133	5.50%, 08/01/2019	132
419	5.50%, 09/01/2019	418
1,661	5.50%, 10/01/2019	1,660
1,891	5.50%, 05/01/2020	1,897
213,293	5.50%, 06/01/2022	218,197
137,585	5.50%, 06/01/2033	152,634
539,504	5.50%, 07/01/2033	598,569
37,164	5.50%, 08/01/2033	40,509
1,926,066	5.50%, 11/01/2035	2,155,644
466,060	5.50%, 04/01/2036	521,454
411,038	5.50%, 04/25/2037	461,304
718,208	5.50%, 11/01/2037	798,902
1,036,015	5.50%, 06/25/2042(5)	214,984
1,630,710	5.50%, 09/25/2044(5)	355,446
1,090,895	5.50%, 07/25/2045	200,157
9,621	6.00%, 11/01/2031	10,576
139,716	6.00%, 12/01/2032	156,040
185,978	6.00%, 03/01/2033	211,521
414,650	6.00%, 02/01/2037	470,244
258,397	6.00%, 12/01/2037	293,191

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$144,554	6.00%, 03/01/2038	$164,548
106,220	6.00%, 10/01/2038	119,128
2,458,022	6.00%, 01/25/2042(5)	422,487
1,510,201	6.00%, 09/25/2047(5)	351,384
2,147	7.50%, 12/01/2029	2,232
11,857	7.50%, 03/01/2030	13,882
22,230	7.50%, 09/01/2031	23,458

		564,975,647

	GNMA - 8.5%
$1,761,926	1.75%, 09/20/2043	$1,720,071
1,751,773	2.00%, 01/20/2042	1,723,543
1,512,964	2.50%, 12/16/2039	1,529,829
2,560,274	2.50%, 07/20/2041	2,585,541
745,055	3.00%, 09/20/2028(5)	58,165
172,948	3.00%, 11/15/2042	177,079
494,237	3.00%, 02/16/2043(5)	72,458
155,845	3.00%, 06/15/2043	159,786
168,157	3.00%, 07/15/2043	172,400
179,937	3.00%, 10/15/2044	184,090
241,438	3.00%, 02/15/2045	246,730
115,072	3.00%, 03/15/2045	117,594
637,813	3.00%, 04/15/2045	651,792
153,206	3.00%, 06/15/2045	156,564
5,329,434	3.00%, 07/15/2045	5,446,237
1,329,838	3.00%, 10/20/2047	1,353,313
18,290,000	3.00%, 08/01/2049(20)	18,693,309
22,800,000	3.00%, 09/01/2049(20)	23,275,148
308,386	3.50%, 02/16/2027(5)	25,340
761,874	3.50%, 03/20/2027(5)	68,295
807,763	3.50%, 07/20/2040(5)	70,480
1,108,710	3.50%, 02/20/2041	106,040
1,949,052	3.50%, 04/20/2042	205,492
427,497	3.50%, 05/15/2042	446,900
2,954,661	3.50%, 10/20/2042(5)	484,603
1,253,305	3.50%, 12/15/2042	1,308,125
1,116,401	3.50%, 03/15/2043	1,165,212
923,631	3.50%, 04/15/2043	960,849
3,254,451	3.50%, 05/15/2043	3,386,264
380,993	3.50%, 05/20/2043(5)	60,904
1,476,126	3.50%, 07/20/2043(5)	200,828
9,575,876	3.50%, 08/20/2047	9,913,589
13,892,000	3.50%, 08/01/2049(20)	14,364,654
223,706	4.00%, 12/16/2026	19,809
3,005,195	4.00%, 05/20/2029(5)	274,034
2,217,973	4.00%, 09/20/2040	2,352,855
293,331	4.00%, 10/20/2040	311,704
584,943	4.00%, 12/20/2040	626,395
263,796	4.00%, 05/16/2042(5)	38,056
565,116	4.00%, 03/20/2043(5)	115,709
196,496	4.00%, 01/20/2044(5)	39,217
2,011,441	4.00%, 03/20/2047(5)	316,384
3,075,867	4.00%, 07/20/2047(5)	500,698
1,110,395	4.00%, 11/20/2047	1,178,170
4,773,155	4.00%, 03/20/2048	5,006,915
4,860,111	4.00%, 04/20/2049	5,051,549
26,805,000	4.00%, 08/01/2049(20)	27,840,552
200,000	4.00%, 09/01/2049(20)	207,664
34,930	4.50%, 07/15/2033	37,276
95,706	4.50%, 05/15/2040	103,372
503,132	4.50%, 06/15/2041	542,770
1,400,282	4.50%, 06/20/2044	1,492,139
1,162,666	4.50%, 10/20/2044	1,231,943
843,536	4.50%, 04/20/2045	186,478
1,098,067	4.50%, 01/20/2046	1,161,834
10,970,000	4.50%, 08/01/2049(20)	11,424,227

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$2,341,968	5.00%, 02/16/2040(5)	$505,840
758,020	5.00%, 06/15/2041	838,888
959,722	5.00%, 10/16/2041(5)	156,089
1,195,631	5.00%, 03/15/2044	1,322,413
1,706,541	5.00%, 06/20/2046(5)	316,960
563,876	5.00%, 01/16/2047(5)	127,581
9,814,000	5.00%, 08/01/2049(20)	10,303,098
450,378	5.50%, 05/15/2033	504,715
37,948	5.50%, 06/15/2035	42,865
45,299	5.50%, 04/15/2038	48,623
1,721,188	5.50%, 03/20/2039(5)	377,691
1,598,873	5.50%, 02/16/2047(5)	337,514
964,152	5.50%, 02/20/2047(5)	196,328
1,000,000	5.50%, 08/01/2049(20)	1,069,227
1,819,413	5.85%, 07/20/2039(4)(5)	346,089
66,876	6.00%, 02/15/2029	73,353
111,928	6.00%, 11/15/2032	127,740
120,949	6.00%, 02/15/2033	132,707
24,355	6.00%, 07/15/2033	26,808
37,163	6.00%, 10/15/2034	40,783
237,371	6.00%, 03/15/2036	261,038
4,446	6.00%, 05/15/2036	5,088
109,153	6.00%, 10/15/2036	124,934
57,149	6.00%, 01/15/2037	65,201
117,975	6.00%, 02/15/2037	134,983
203,584	6.00%, 06/15/2037	232,439
74,550	6.00%, 11/15/2037	82,366
60,868	6.00%, 06/15/2038	67,903
101,579	6.00%, 08/15/2038	112,123
202,913	6.00%, 10/15/2038	227,665
179,709	6.00%, 11/15/2038	199,533
80,938	6.00%, 12/15/2038	90,140
66,679	6.00%, 01/15/2039	74,639
2,717	6.00%, 03/15/2039	2,981
253,842	6.00%, 04/15/2039	279,281
243,253	6.00%, 08/15/2039	266,813
5,887	6.00%, 09/15/2039	6,458
35,762	6.00%, 11/15/2039	40,195
28,520	6.00%, 06/15/2040	31,307
2,071,137	6.00%, 09/20/2040(5)	470,930
144,000	6.00%, 12/15/2040	164,920
468,438	6.00%, 06/15/2041	536,323
1,505,685	6.00%, 02/20/2046(5)	317,054
13,532	6.50%, 09/15/2028	14,896
2,179	6.50%, 10/15/2028	2,399
4,550	6.50%, 12/15/2028	5,009
40,953	6.50%, 05/15/2029	46,357
65,586	6.50%, 08/15/2031	72,200
3,722	6.50%, 09/15/2031	4,097
38,038	6.50%, 10/15/2031	41,874
127,209	6.50%, 11/15/2031	140,039
25,710	6.50%, 01/15/2032	28,302
22,778	6.50%, 03/15/2032	25,306
6,472	6.50%, 04/15/2032	7,125

		172,228,204

	Total U.S. Government Agencies (cost $848,161,978)	$854,143,310

U.S. Government Securities - 18.9%
	U.S. Treasury Securities - 18.9%
	U.S. Treasury Bonds - 10.2%
$5,060,000	2.25%, 08/15/2046(21)	$4,777,944
18,100,000	2.50%, 02/15/2046(21)(22)	18,000,309
23,034,000	2.88%, 11/15/2046(21)(23)	24,631,984
10,575,000	3.13%, 02/15/2043	11,791,538
49,580,000	3.13%, 08/15/2044	55,277,827

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	$16,140,000	3.13%, 05/15/2048	$18,096,344
	53,695,000	3.38%, 05/15/2044	62,361,709
	10,330,000	3.63%, 02/15/2044	12,475,089

			207,412,744

		U.S. Treasury Notes - 8.7%
	57,062,703	0.38%, 07/15/2027(24)	57,670,456
	14,306,468	0.63%, 01/15/2026(24)	14,638,081
	12,545,036	0.88%, 01/15/2029(24)	13,223,689
	25,270,000	1.63%, 02/15/2026	24,806,058
	30,700,000	2.88%, 08/15/2028(21)	32,898,168
	30,325,000	3.13%, 11/15/2028	33,167,969

			176,404,421

			383,817,165

		Total U.S. Government Securities (cost $371,894,531)	$383,817,165

Common Stocks - 0.0%
		Energy - 0.0%
	38,914	Ascent Resources - Marcellus LLC Class A*(7)(8)	101,176
	13,623	Philadelphia Energy Solutions Class A*	3,406
	8,492	Templar Energy LLC Class A*	6,369

			110,951

		Total Common Stocks (cost $312,711)	$110,951

Preferred Stocks - 0.0%
		Banks - 0.0%
	469	U.S. Bancorp Series A, 3.50%(2)(11)	390,199

		Total Preferred Stocks (cost $332,990)	$390,199

Warrants - 0.0%
		Energy - 0.0%
	10,075	Ascent Resources - Marcellus LLC Expires 03/30/23*(7)(8)	101

		Total Warrants (cost $806)	$101

		Total Long-Term Investments (cost $2,448,707,440)	$2,490,746,970

Short-Term Investments - 2.3%
		Certificates of Deposit - 0.0%
		Credit Agricole Corporate and Investment Bank
	440,000	2.74%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)	$440,741

		Commercial Paper - 0.2%
		Bank of Nova Scotia
CAD	600,000	1.60%, 08/09/2019(15)	454,435
	245,000	1.80%, 10/10/2019(15)	184,972
		BAT International Finance PLC
	$250,000	2.27%, 08/09/2019(15)	249,860
		ENI Finance USA, Inc.
	250,000	2.47%, 09/06/2019(15)	249,375
		Ford Motor Credit Co.
	500,000	3.27%, 04/20/2020(15)	488,410
		General Motors Financial Co., Inc.
	250,000	2.11%, 08/05/2019(15)	249,928
		Intesa Funding LLC
	250,000	2.59%, 08/09/2019(15)	249,841
		Korea Development Bank
	250,000	2.73%, 12/02/2019(15)	248,057
		Ontario Teacher Finance Trust
CAD	500,000	0.93%, 08/02/2019(15)	378,826
		Province of Saskatchewan
	500,000	1.68%, 08/26/2019(15)	378,393

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	VW CR, Inc.
$250,000	2.92%, 10/17/2019(15)		$248,626

			3,380,723

	Other Investment Pools & Funds - 1.7%
34,961,872	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(25)		34,961,872

	Securities Lending Collateral - 0.4%
343,140	Citibank NA DDCA, 2.37%, 8/1/2019(25)		343,140
3,892,363	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(25)		3,892,363
572,206	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(25)		572,206
544,917	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(25)		544,917
1,388,519	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(25)		1,388,519
121,648	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(25)		121,648

			6,862,793

	Total Short-Term Investments (cost $45,638,613)		$45,646,129

	Total Investments Excluding Purchased Options (cost $2,494,346,053)	125.2%	$2,536,393,099
	Total Purchased Options (cost $5,048,070)	0.2%	$4,807,432

	Total Investments (cost $2,499,394,123)	125.4%	$2,541,200,531
	Other Assets and Liabilities	(25.4)%	(514,911,342)

	Total Net Assets	100.0%	$2,026,289,189

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $586,388,220, representing 28.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,020,232 at July 31, 2019.
(7)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $7,267,148, which represented 0.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(8)	Investment valued using significant unobservable inputs.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $47,094,087, representing 2.3% of net assets.

(10)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

(11)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(12)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Security is a zero-coupon bond.
(15)	The rate shown represents current yield to maturity.
(16)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(17)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(18)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2019, the aggregate value of the unfunded commitment was $34,180, which rounds to 0.0% of total net assets.
(19)	Securities disclosed are principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(22)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(23)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(24)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(25)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2019

		Exercise	Pay/						Premiums
		Price/FX	Receive						Paid	Unrealized
	Counter-	Rate/	Floating	Expiration			Number of	Market	(Received)	Appreciation/
Description	party	Rate	Rate	Date	Notional Amount		Contracts	Value †	by Fund	(Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Pay	07/18/28	USD	3,250,000	3,250,000	$509,600	$379,925	$129,675
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD	4,600,000	4,600,000	694,140	395,600	298,540
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	5,000,000	5,000,000	754,500	513,500	241,000
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Receive	08/02/27	USD	6,000,000	6,000,000	905,400	865,133	40,268

Total Calls							18,850,000	$2,863,640	$2,154,158	$709,483

Puts
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 07/20/48 *	CITI	2.91%	Receive	07/18/28	USD	3,250,000	3,250,000	$205,952	$379,925	$(173,973)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD	4,600,000	4,600,000	512,440	1,053,400	(540,960)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	5,000,000	5,000,000	557,000	988,000	(431,000)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BCLY	2.45%	Pay	08/02/27	USD	6,000,000	6,000,000	668,400	472,587	195,813

Total Puts							18,850,000	$1,943,792	$2,893,912	$(950,120)

Total purchased swaption contracts							37,700,000	$4,807,432	$5,048,070	$(240,637)

*	Swaptions with forward premiums.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Futures Contracts Outstanding at July 31, 2019

				Value and
	Number		Current	Unrealized
	of		Notional	Appreciation/
Description	Contracts	Expiration Date	Amount	(Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	1,149	09/30/2019	$246,352,781	$(577,082)
U.S. Treasury 5-Year Note Future	1,657	09/30/2019	194,788,118	1,428,911
U.S. Treasury 10-Year Note Future	314	09/19/2019	40,010,469	34,707

Total				$886,536

Short position contracts:
Euro Buxl 30-Year Bond Future	10	09/06/2019	$2,313,410	$(70,437)
Euro-Bund Future	58	09/06/2019	11,240,549	(4,844)
U.S. Treasury 10-Year Ultra Future	863	09/19/2019	118,959,156	(2,303,393)
U.S. Treasury Long Bond Future	7	09/19/2019	1,089,156	(5,263)
U.S. Treasury Ultra Bond Future	3	09/19/2019	532,687	(16,655)

Total				$(2,400,592)

Total futures contracts				$(1,514,056)

TBA Sale Commitments Outstanding at July 31, 2019

				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value †	(Depreciation)
FNMA, 3.00%	$24,200,000	08/01/2049	$(24,406,551)	$62,863
FNMA, 3.50%	2,790,000	08/01/2034	(2,880,804)	(3,399)
FNMA, 5.00%	4,587,500	08/01/2049	(4,874,577)	(21,862)
FNMA, 5.50%	5,650,000	08/01/2049	(6,056,361)	(24,986)
GNMA, 3.50%	7,995,000	08/01/2049	(8,267,017)	(15,302)
GNMA II, 4.00%	26,500,000	08/01/2049	(27,523,769)	(28,466)

Total (proceeds receivable $73,977,927)			$(74,009,079)	$(31,152)

At July 31, 2019, the aggregate market value of TBA Sale Commitments represents (3.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

						Periodic	Upfront	Upfront		Unrealized
	Counter-	Notional		(Pay)/Receive	Expiration	Payment	Premiums	Premiums	Market	Appreciation/
Reference Entity	party	Amount (a)		Fixed Rate	Date	Frequency	Paid	Received	Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	2,093	(0.18%)	07/25/45	Monthly	$31	$—	$37	$6
ABX.HE.AAA.07	GSC	USD	687,477	(0.09%)	08/25/37	Monthly	145,031	—	16,315	(128,716)
ABX.HE.AAA.07	CSI	USD	1,491,104	(0.09%)	08/25/37	Monthly	361,692	—	35,386	(326,306)
ABX.HE.AAA.07-1	GSC	USD	156,958	(0.09%)	08/25/37	Monthly	32,943	—	3,725	(29,218)
ABX.HE.PENAAA.06	MSC	USD	220,238	(0.11%)	05/25/46	Monthly	23,862	—	13,209	(10,653)
ABX.HE.PENAAA.06	JPM	USD	727,781	(0.11%)	05/25/46	Monthly	78,665	—	44,224	(34,441)
ABX.HE.PENAAA.06	GSC	USD	587,152	(0.11%)	05/25/46	Monthly	144,689	—	35,216	(109,473)
PrimeX.ARM.2*	MSC	USD	132,534	(4.58%)	12/25/37	Monthly	—	(266)	(161)	105

Total							$786,913	$(266)	$147,951	$(638,696)
							ı
Sell protection:
ABX.HE.AAA.06	MSC	USD	2,093	0.18%	07/25/45	Monthly	$—	$—	$(36)	$(36)
ABX.HE.AAA.07	MSC	USD	687,477	0.09%	08/25/37	Monthly	6,504	—	(16,314)	(22,818)
ABX.HE.AAA.07	MSC	USD	1,491,103	0.09%	08/25/37	Monthly	14,195	—	(35,386)	(49,581)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

ABX.HE.AAA.07-1	MSC	USD	156,958	0.09%	08/25/37	Monthly	$1,494	$—	$(3,725)	$(5,219)
ABX.HE.PENAAA.06	BCLY	USD	1,535,173	0.11%	05/25/46	Monthly	—	(40,203)	(92,072)	(51,869)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(535,468)	(502,790)	32,678
CMBX.NA.BB.6	CSI	USD	1,540,000	5.00%	05/11/63	Monthly	—	(296,967)	(288,916)	8,051
CMBX.NA.BB.6	CSI	USD	1,080,000	5.00%	05/11/63	Monthly	—	(202,502)	(206,817)	(4,315)
CMBX.NA.BB.6	CSI	USD	952,000	5.00%	05/11/63	Monthly	—	(166,374)	(182,305)	(15,931)
CMBX.NA.BB.6	GSC	USD	1,715,000	5.00%	05/11/63	Monthly	—	(300,550)	(328,417)	(27,867)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(319,815)	(350,439)	(30,624)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(319,815)	(350,439)	(30,624)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(319,815)	(350,439)	(30,624)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(320,689)	(351,397)	(30,708)
CMBX.NA.BB.6	GSC	USD	396,000	5.00%	05/11/63	Monthly	—	(43,666)	(75,833)	(32,167)
CMBX.NA.BB.6	CSI	USD	1,085,000	5.00%	05/11/63	Monthly	—	(153,093)	(203,555)	(50,462)
CMBX.NA.BB.6	GSC	USD	1,635,000	5.00%	05/11/63	Monthly	—	(169,894)	(313,098)	(143,204)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(818,415)	(431,468)	386,947
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(683,334)	(391,130)	292,204
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(427,180)	(226,246)	200,934
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(403,212)	(206,754)	196,458
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(344,331)	(176,820)	167,511
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(248,318)	(123,913)	124,405
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(139,958)	(73,791)	66,167
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(30,129)	(33,637)	(3,508)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(536,876)	(348,051)	188,825
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/63	Monthly	—	(184,980)	(118,664)	66,316
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(301,883)	(253,945)	47,938
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(110,808)	(74,249)	36,559
PrimeX.ARM.2*	JPM	USD	129,162	4.58%	12/25/37	Monthly	5,002	—	158	(4,844)

Total							$27,195	$(7,418,275)	$(6,110,488)	$1,280,592

Total traded indices							$814,108	$(7,418,541)	$(5,962,537)	$641,896

*	See Notes 7 and 8 following the schedule of investments.
(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

					Periodic			Unrealized
		Notional	(Pay)/Receive	Expiration	Payment			Appreciation/
Reference Entity		Amount (a)	Fixed Rate	Date	Frequency	Cost Basis	Value †	(Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.32.V1	USD	39,252,000	(1.00%)	06/20/24	Quarterly	$(753,911)	$(897,825)	$(143,914)

Credit default swaps on indices:
Sell protection:
CDX.EM.31.V1	USD	39,865,000	1.00%	06/20/24	Quarterly	$(1,151,752)	$(987,533)	$164,219

Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	USD	1,725,000	1.00%	06/20/24	Quarterly	$(36,834)	$(19,984)	$16,850
Republic of South Africa	USD	1,735,000	1.00%	06/20/24	Quarterly	(48,049)	(55,727)	(7,678)
Republic of Turkey	USD	1,905,000	1.00%	06/20/24	Quarterly	(217,575)	(207,440)	10,135

Total single-name issues						$(302,458)	$(283,151)	$19,307

Total						$(2,208,121)	$(2,168,509)	$39,612

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	$149,347	$—	$373,907	$224,560
12 Mo. Federal Funds Rate	1.62% Fixed	USD	10,705,000	11/14/26	Annual	—	—	64,448	64,448
3 Mo. USD LIBOR	2.00% Fixed	USD	12,225,000	03/21/23	Semi-Annual	41,924	—	(114,963)	(156,887)
3 Mo. USD LIBOR	2.36% Fixed	USD	23,590,000	04/09/24	Semi-Annual	—	—	(690,062)	(690,062)
3 Mo. USD LIBOR	2.36% Fixed	USD	24,530,000	04/09/24	Semi-Annual	—	—	(721,685)	(721,685)
3 Mo. USD LIBOR	2.36% Fixed	USD	25,205,000	04/09/24	Semi-Annual	—	—	(738,516)	(738,516)
3 Mo. USD LIBOR	2.36% Fixed	USD	33,610,000	04/09/24	Semi-Annual	—	—	(981,555)	(981,555)
3 Mo. USD LIBOR	1.86% Fixed	USD	15,090,000	06/21/24	Semi-Annual	—	—	(3,803)	(3,803)
3 Mo. USD LIBOR	2.79% Fixed	USD	21,619,000	09/30/25	Semi-Annual	—	—	(1,325,117)	(1,325,117)
3 Mo. USD LIBOR	2.27% Fixed	USD	1,663,000	07/14/27	Semi-Annual	—	—	(44,627)	(44,627)
3 Mo. USD LIBOR	2.75% Fixed	USD	15,675,000	12/20/47	Semi-Annual	—	(333,032)	(1,935,233)	(1,602,201)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,200,000	12/31/48	Semi-Annual	—	—	(188,578)	(188,578)
3 Mo. USD LIBOR	2.87% Fixed	USD	600,000	01/28/49	Semi-Annual	—	—	(92,629)	(92,629)
3 Mo. USD LIBOR	2.39% Fixed	USD	1,350,000	05/31/49	Semi-Annual	—	—	(60,120)	(60,120)
3 Mo. USD LIBOR	2.26% Fixed	USD	4,575,000	06/21/49	Semi-Annual	—	—	(70,854)	(70,854)

Total						$191,271	$(333,032)	$(6,529,387)	$(6,387,626)

OTC Total Return Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD Liquid Investment Grade Index	MSC	USD	19,630,000	(1.00%)	12/20/19	Quarterly	$—	$—	$331,450	$331,450

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
48,430,000	EGP	2,715,447	USD	GSC	09/18/19	$174,136	$—
8,000	GBP	9,990	USD	JPM	08/30/19	—	(246)
186,031	USD	270,000	AUD	SSG	08/07/19	1,340	—
14,805,631	USD	21,436,000	AUD	HSBC	08/30/19	129,259	—
71,936	USD	100,000	AUD	RBS	09/26/19	3,419	—
185,700	USD	250,000	CAD	GSC	08/02/19	—	(3,730)
373,917	USD	500,000	CAD	JPM	08/02/19	—	(4,943)
457,997	USD	600,000	CAD	BOA	08/09/19	3,301	—
381,643	USD	500,000	CAD	GSC	08/15/19	2,679	—
374,052	USD	500,000	CAD	JPM	08/26/19	—	(5,004)
220,342	USD	295,000	CAD	BNP	09/03/19	—	(3,332)
370,218	USD	485,000	CAD	CBK	09/09/19	2,446	—
37,703	USD	50,000	CAD	BMO	09/10/19	—	(212)
247,035	USD	330,000	CAD	DEUT	09/10/19	—	(3,206)
889,091	USD	1,180,000	CAD	CBK	09/10/19	997	(6,707)
384,007	USD	500,000	CAD	MSC	09/18/19	4,804	—
760,872	USD	1,000,000	CAD	HSBC	10/01/19	2,302	—
45,172	USD	60,000	CAD	GSC	10/01/19	—	(342)
56,189	USD	75,000	CAD	UBS	10/01/19	—	(704)
188,076	USD	245,000	CAD	JPM	10/10/19	2,201	—
217,004	USD	286,000	CAD	SSG	10/15/19	8	—
382,566	USD	500,000	CAD	BNP	11/04/19	3,096	—
91,084	USD	120,000	CAD	CBK	11/04/19	11	—
686,954	USD	900,000	CAD	GSC	12/02/19	3,643	—
761,533	USD	1,000,000	CAD	RBC	12/03/19	2,288	—
380,831	USD	500,000	CAD	CBK	01/14/20	988	—
459,633	USD	600,000	CAD	MSC	02/19/20	3,672	—

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

201,823	USD	265,000	CAD	MSC	03/09/20	$416	$—
281,844	USD	245,000	EUR	GSC	08/01/19	10,607	—
689,764	USD	600,000	EUR	HSBC	08/16/19	24,676	—
470,897	USD	405,000	EUR	BNP	08/16/19	21,962	—
12,947,360	USD	11,592,000	EUR	GSC	08/30/19	82,321	—
602,697	USD	530,000	EUR	JPM	09/03/19	14,351	—
135,365	USD	120,000	EUR	BOA	09/03/19	2,155	—
6,670,739	USD	5,843,000	EUR	BNP	09/18/19	176,707	—
2,571,069	USD	2,267,000	EUR	SSG	09/18/19	51,478	—
3,562,546	USD	3,162,000	EUR	SCB	09/18/19	48,233	—
348,953	USD	305,000	EUR	BCLY	09/18/19	9,970	—
114,693	USD	100,000	EUR	SSG	10/11/19	3,339	—
274,214	USD	245,000	EUR	JPM	10/15/19	1,303	—
39,266	USD	35,000	EUR	SSG	10/15/19	279	—
188,847	USD	165,000	EUR	MSC	10/30/19	4,813	—
189,058	USD	165,000	EUR	MSC	11/15/19	4,791	—
189,972	USD	20,750,000	JPY	JPM	08/05/19	—	(830)
3,670,092	USD	400,000,000	JPY	JPM	08/13/19	—	(10,280)
2,890,049	USD	314,850,000	JPY	JPM	08/19/19	—	(8,239)
3,669,270	USD	399,400,000	JPY	JPM	08/26/19	—	(9,362)
188,220	USD	20,400,000	JPY	JPM	09/03/19	225	—
278,002	USD	29,950,000	JPY	JPM	09/09/19	1,871	—
1,393,316	USD	149,900,000	JPY	JPM	09/17/19	10,423	—
759,092	USD	81,100,000	JPY	JPM	10/21/19	8,903	—
221,509	USD	23,900,000	JPY	JPM	10/28/19	306	—
935,356	USD	100,000,000	JPY	CBK	01/17/20	3,778	—
Total						$823,497	$(57,137)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
TBA	To Be Announced

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$543,830,331	$—	$536,664,460	$7,165,871
Corporate Bonds	581,828,961	—	581,828,961	—
Escrows	—	—	—	—
Foreign Government Obligations	67,300,838	—	67,300,838	—
Municipal Bonds	13,194,967	—	13,194,967	—
Senior Floating Rate Interests	46,130,147	—	46,130,147	—
U.S. Government Agencies	854,143,310	—	854,143,310	—
U.S. Government Securities	383,817,165	—	383,817,165	—
Common Stocks
Energy	110,951	—	9,775	101,176
Preferred Stocks	390,199	390,199	—	—
Warrants	101	—	—	101
Short-Term Investments	45,646,129	41,824,665	3,821,464	—
Purchased Options	4,807,432	—	4,807,432	—
Foreign Currency Contracts(2)	823,497	—	823,497	—
Futures Contracts(2)	1,463,618	1,463,618	—	—
Swaps - Credit Default(2)	2,006,308	—	2,006,203	105
Swaps - Interest Rate(2)	289,008	—	289,008	—
Swaps - Total Return(2)	331,450	—	331,450	—

Total	$2,546,114,412	$43,678,482	$2,495,168,677	$7,267,253

Liabilities
Foreign Currency Contracts(2)	$(57,137)	$—	$(57,137)	$—
Futures Contracts(2)	(2,977,674)	(2,977,674)	—	—
Swaps - Credit Default(2)	(1,324,800)	—	(1,319,956)	(4,844)
Swaps - Interest Rate(2)	(6,676,634)	—	(6,676,634)	—
TBA Sale Commitments	(74,009,079)	—	(74,009,079)	—

Total	$(85,045,324)	$(2,977,674)	$(82,062,806)	$(4,844)

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford World Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Holdings LLC	$307,333

	Total Common Stocks (cost $2,698,660)	$307,333

Asset & Commercial Mortgage Backed Securities - 7.5%
	Bermuda - 0.1%
	Bellemeade Re Ltd.
$2,976,000	4.27%, 04/25/2029, 1 mo. USD LIBOR + 2.000%(1)(2)	2,979,370
	Radnor RE Ltd.
1,550,000	3.52%, 02/25/2029, 1 mo. USD LIBOR + 1.250%(1)(2)	1,549,831

		4,529,201

	Canada - 0.1%
	Canadian Pacer Auto Receivables Trust
785,000	3.63%, 01/19/2024(1)	804,873
	Master Credit Card Trust
175,000	3.74%, 07/21/2024(1)	178,810
3,278,000	3.80%, 01/21/2022(1)	3,300,860
1,499,000	4.02%, 07/21/2022(1)	1,513,136

		5,797,679

	Cayman Islands - 1.3%
	ALM XVIII Ltd.
2,960,000	3.95%, 01/15/2028, 3 mo. USD LIBOR + 1.650%(1)(2)	2,950,093
	Apidos CLO
3,030,000	3.75%, 07/18/2027, 3 mo. USD LIBOR + 1.450%(1)(2)	3,001,294
	Atrium XII
3,250,000	3.93%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(1)(2)	3,209,401
	Bain Capital Credit CLO
1,330,000	4.08%, 07/25/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	1,324,722
	BlueMountain CLO Ltd.
1,335,000	4.52%, 11/20/2028, 1 mo. USD LIBOR + 2.000%(1)(2)	1,322,430
	BSPRT Issuer Ltd.
2,350,000	3.38%, 09/15/2035, 3 mo. USD LIBOR + 1.050%(1)(2)	2,352,928
	Carbone CLO Ltd.
2,000,000	4.08%, 01/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,924,040
	Carlyle Global Market Strategies CLO Ltd.
2,500,000	3.70%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	2,456,895
	Carlyle U.S. CLO Ltd.
2,350,000	3.70%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(1)(2)	2,292,775
	Covenant Credit Partners CLO Ltd.
1,015,000	4.15%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,009,225
	Dryden CLO Ltd.
1,000,000	4.70%, 07/15/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	999,370
	Highbridge Loan Management Ltd.
2,937,500	4.02%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(1)(2)	2,901,198
	LCM L.P.
1,040,000	3.68%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	1,032,010
2,240,000	4.23%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,200,849
	LCM XXV Ltd.
3,010,000	3.49%, 07/20/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	3,005,954
3,948,000	3.93%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	3,922,942
	Madison Park Funding Ltd.
3,940,000	3.25%, 04/19/2030, 3 mo. USD LIBOR + 0.950%(1)	3,926,864
1,000,000	3.88%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	989,929
1,750,000	4.18%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(1)(2)	1,750,357
3,000,000	4.20%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,943,963
	Northwoods Capital Ltd.
2,935,000	3.69%, 06/20/2029, 3 mo. USD LIBOR + 1.300%(1)(2)	2,932,488
	Octagon Investment Partners Ltd.
2,140,000	4.18%, 01/22/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,078,501
2,765,000	4.53%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,729,597
	Octagon Loan Funding Ltd.
3,250,000	4.22%, 11/18/2031, 3 mo. USD LIBOR + 1.700%(1)(2)	3,225,823

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	OZLM Ltd.
$1,500,000	4.15%, 04/15/2031(1)	$1,453,114
	Stewart Park CLO Ltd.
1,000,000	4.10%, 01/15/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	969,158
	Thunderbolt Aircraft Lease
959,286	4.15%, 09/15/2038(1)(3)	982,233
	Voya CLO Ltd.
2,867,000	3.55%, 04/17/2030, 3 mo. USD LIBOR + 1.250%(1)(2)	2,874,747
2,390,000	4.50%, 10/15/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	2,345,529
1,295,000	4.55%, 10/18/2031, 3 mo. USD LIBOR + 2.250%(1)(2)	1,272,321
	Westcott Park CLO Ltd.
1,015,000	4.53%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(1)(2)	1,014,988
	Zais CLO Ltd.
3,975,000	3.83%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	3,982,894

		71,378,632

	United States - 6.0%
	Aaset Trust
1,708,628	3.84%, 05/15/2039(1)	1,706,817
	Ajax Mortgage Loan Trust
1,109,559	3.16%, 09/25/2056(1)(4)	1,113,067
	Alternative Loan Trust
481,028	2.41%, 04/25/2047, 1 mo. USD LIBOR + 0.140%(2)	459,812
285,518	6.00%, 05/25/2036	232,521
	Angel Oak Mortgage Trust LLC
239,429	2.71%, 11/25/2047(1)(4)	238,941
3,848,702	2.93%, 05/25/2059(1)(4)	3,856,464
2,930,000	2.99%, 07/26/2049(1)(4)	2,929,966
475,431	3.26%, 04/27/2048(1)(4)	477,079
1,001,856	3.50%, 07/25/2046(1)(3)	1,008,819
1,664,264	3.63%, 03/25/2049(1)(4)	1,684,084
	Arroyo Mortgage Trust
3,609,731	3.81%, 01/25/2049(1)(4)	3,673,028
	BAMLL Commercial Mortgage Securities Trust
610,000	4.03%, 09/15/2034, 1 mo. USD LIBOR + 1.700%(1)(2)	610,759
	Banc of America Commercial Mortgage Trust
2,263,000	4.91%, 07/15/2049(4)	2,432,735
	Banc of America Funding Trust
5,058	5.77%, 05/25/2037(4)	4,966
	Bank
3,719,811	0.97%, 02/15/2052(4)(5)	271,422
10,394,620	1.04%, 04/15/2052(4)(5)	861,132
1,440,000	4.65%, 11/15/2061(4)	1,573,696
	BBCMS Mortgage Trust
1,115,000	3.05%, 03/15/2037, 1 mo. USD LIBOR + 0.722%(1)(2)	1,113,247
	Bear Stearns Adjustable Rate Mortgage Trust
508,216	4.80%, 10/25/2035(4)	517,310
	Bear Stearns Alt-A Trust
1,128,542	2.77%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,200,972
320,814	4.48%, 09/25/2035(4)	302,289
	Bear Stearns Mortgage Funding Trust
383,879	2.47%, 02/25/2037, 1 mo. USD LIBOR + 0.200%(2)	407,292
	Bellemeade Re Ltd.
2,713,269	3.57%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	2,713,754
5,470,000	4.34%, 07/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	5,471,787
	Benchmark Mortgage Trust
21,304,786	0.54%, 07/15/2051(4)(5)	770,202
2,776,944	1.05%, 03/15/2052(4)(5)	227,235
	BF NYT Mortgage Trust
2,450,000	4.83%, 11/15/2035, 1 mo. USD LIBOR + 2.500%(1)(2)	2,477,590
	BX Commercial Mortgage Trust
1,453,701	4.13%, 11/15/2035, 1 mo. USD LIBOR + 1.800%(1)(2)	1,461,447
	CAMB Commercial Mortgage Trust
1,880,000	4.48%, 12/15/2037, 1 mo. USD LIBOR + 2.150%(1)(2)	1,899,410
	Cantor Commercial Real Estate
7,108,199	1.15%, 05/15/2052	614,622

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	CarMax Auto Owner Trust
$1,994,000	3.46%, 10/16/2023	$2,016,410
	Chase Mortgage Finance Trust
1,388,917	4.27%, 12/25/2035(4)	1,355,174
	ChaseFlex Trust
131,849	5.50%, 06/25/2035	112,978
	Citigroup Commercial Mortgage Trust
1,120,000	4.68%, 01/10/2024(1)	1,192,799
1,865,000	4.75%, 01/10/2024(1)(4)	1,976,852
	COLT Mortgage Loan Trust
271,172	2.93%, 02/25/2048(1)(4)	271,014
3,133,391	3.71%, 03/25/2049(1)(4)	3,174,908
613,514	3.87%, 10/26/2048(1)(4)	618,482
	COMM Mortgage Trust
1,750,000	3.23%, 06/15/2034, 1 mo. USD LIBOR + 0.900%(1)(2)	1,752,221
	Commercial Mortgage Trust
25,471,073	0.62%, 02/10/2047(4)(5)	597,241
	Connecticut Avenue Securities Trust
3,700,000	4.42%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	3,719,968
4,445,000	4.57%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	4,478,953
3,660,000	4.72%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	3,713,144
	CSAIL Commercial Mortgage Trust
11,404,670	0.62%, 08/15/2051(4)(5)	508,515
50,726,638	0.78%, 06/15/2057(4)(5)	1,786,724
14,195,894	1.00%, 04/15/2050(4)(5)	531,460
748,000	4.89%, 11/15/2051(4)	827,227
	CSMC Trust
999,214	3.25%, 04/25/2047(1)(4)	996,970
1,700,356	3.50%, 08/25/2043(1)(4)	1,710,756
	DB Master Finance LLC
1,305,000	3.79%, 05/20/2049(1)	1,335,407
	DBUBS Mortgage Trust
830,908	0.70%, 11/10/2046(1)(4)(5)	4,305
	Deephaven Residential Mortgage Trust
455,850	2.98%, 12/25/2057(1)(4)	455,684
1,741,961	3.56%, 04/25/2059(1)(4)	1,755,481
2,331,550	4.08%, 10/25/2058(1)(4)	2,358,620
	Domino’s Pizza Master Issuer LLC
2,450,000	3.08%, 07/25/2047(1)	2,452,695
	Eagle RE Ltd.
875,000	4.07%, 04/25/2029, 1 mo. USD LIBOR + 1.800%(1)(2)	872,962
	Eagle RE Ltd.
1,756,000	3.97%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(2)	1,753,998
	ExteNet LLC
1,315,000	3.20%, 07/26/2049(1)	1,313,265
	Fannie Mae Connecticut Avenue Securities
3,250,000	4.27%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	3,266,644
2,375,000	4.37%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(2)	2,384,102
2,820,000	4.42%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,841,103
3,000,000	4.47%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	3,022,628
3,310,000	4.52%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	3,344,656
3,105,000	4.62%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	3,136,266
3,000,000	4.82%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	3,060,556
4,770,000	5.07%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	4,918,029
815,907	5.17%, 07/25/2024, 1 mo. USD LIBOR + 2.900%(2)	855,728
1,730,000	5.27%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(2)	1,808,311
245,000	5.82%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(2)	258,740
3,636,000	6.52%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(2)	3,877,972
4,681,858	6.57%, 02/25/2025, 1 mo. USD LIBOR + 4.300%(2)	5,029,894
3,391,889	6.62%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	3,623,858
1,050,000	6.67%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(2)	1,151,353
737,052	6.82%, 02/25/2025, 1 mo. USD LIBOR + 4.550%(2)	773,436
780,759	7.17%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	864,870
303,334	7.27%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(2)	323,291
944,312	7.52%, 10/25/2023, 1 mo. USD LIBOR + 5.250%(2)	1,050,578
1,945,000	7.77%, 09/25/2029, 1 mo. USD LIBOR + 5.500%(2)	2,261,568

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$4,409,611	7.82%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	$4,784,219
1,909,870	7.97%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	2,112,853
4,372,781	8.17%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	4,796,692
3,098,604	9.02%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(2)	3,475,269
2,067,236	9.22%, 08/25/2028, 1 mo. USD LIBOR + 6.950%(2)	2,310,085
	FCI Funding LLC
1,712,342	3.63%, 02/18/2031(1)	1,719,670
	Five Guys Funding LLC
2,039,588	4.60%, 07/25/2047(1)	2,120,189
	Flagship Credit Auto Trust
43,031	1.85%, 07/15/2021(1)	43,005
	Freddie Mac Strips
1,582,290	5.00%, 09/15/2036(5)	306,282
	FREMF Mortgage Trust
2,753,000	3.49%, 11/25/2023(1)(4)	2,732,382
3,500,000	3.72%, 10/25/2048(1)(4)	3,513,673
3,100,000	3.88%, 02/25/2050(1)(4)	3,185,097
3,309,000	3.94%, 06/25/2049(1)(4)	3,332,777
3,090,000	3.97%, 07/25/2049(1)(4)	3,201,400
920,000	3.98%, 04/25/2051(1)(4)	918,303
2,200,000	3.98%, 05/25/2050(1)(4)	2,210,136
2,175,000	4.04%, 07/25/2027(1)(4)	2,189,675
2,180,000	4.08%, 09/25/2025(1)	2,219,135
880,000	4.10%, 07/25/2052(1)(4)	872,555
385,000	4.31%, 02/25/2052(1)(4)	393,612
762,000	4.38%, 02/25/2052(1)(4)	782,613
	GCAT LLC
1,931,204	2.99%, 02/25/2059(1)(3)	1,935,375
	GLS Auto Receivables Trust
48,300	2.67%, 04/15/2021(1)	48,297
	GM Financial Automobile Leasing Trust
3,155,000	3.95%, 05/22/2023	3,212,495
	GS Mortgage Securities Corp. Trust
1,923,795	3.78%, 07/15/2025, 1 mo. USD LIBOR + 1.450%(1)(2)	1,926,186
3,125,000	3.78%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)	3,118,068
	GS Mortgage Securities Trust
3,605,851	0.97%, 02/10/2052(4)(5)	273,913
9,668,702	1.05%, 05/10/2050(4)(5)	663,820
	GSAA Home Equity Trust
1,185,235	2.35%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	575,645
931,367	2.45%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	398,305
1,377,627	2.51%, 11/25/2036, 1 mo. USD LIBOR + 0.240%(2)	750,106
	HarborView Mortgage Loan Trust
1,776,910	2.54%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,678,898
	Hertz Vehicle Financing II L.P.
840,000	3.29%, 02/25/2024(1)	852,301
2,990,000	3.42%, 05/25/2025(1)	3,049,488
	Hertz Vehicle Financing L.P.
2,940,000	3.71%, 03/25/2023(1)	3,005,213
	Home Re Ltd.
1,815,000	3.87%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)	1,812,181
	Horizon Aircraft Finance Ltd.
1,634,062	4.46%, 12/15/2038(1)	1,686,245
	JP Morgan Mortgage Trust
522,467	3.00%, 09/25/2044(1)(4)	522,336
452,340	4.21%, 11/25/2035(4)	439,337
474	6.00%, 01/25/2037	365
	JPMBB Commercial Mortgage Securities Trust
54,144,619	0.69%, 09/15/2047(4)(5)	1,360,107
3,655,000	4.20%, 09/15/2047(4)	3,898,595
	KNSQ Mortgage Trust
1,651,000	4.13%, 05/15/2036, 1 mo. USD LIBOR + 1.800%(1)(2)	1,650,917
	Legacy Mortgage Asset Trust
1,601,333	4.00%, 03/25/2058(1)(3)	1,617,409
	LSTAR Securities Investment Ltd.
2,543,750	3.90%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,544,148

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$3,434,954	3.90%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	$3,438,634
	LSTAR Securities Investment Trust
380,536	3.90%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	380,384
1,314,178	4.10%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	1,317,337
	MFA Trust
2,525,089	3.35%, 11/25/2047(1)(3)	2,515,009
	Mill City Mortgage Loan Trust
430,115	2.50%, 04/25/2057(1)(4)	428,161
	Morgan Stanley Bank of America Merrill Lynch Trust
12,508,255	1.03%, 10/15/2048(4)(5)	626,810
	Morgan Stanley Capital I Trust
8,949,003	1.44%, 06/15/2050(4)(5)	686,734
	Morgan Stanley Mortgage Loan Trust
361,316	3.30%, 06/25/2037(4)	232,381
	MSCG Trust
1,305,000	3.51%, 10/15/2037, 1 mo. USD LIBOR + 1.180%(1)(2)	1,306,630
	MTRO Commercial Mortgage Trust
1,615,000	4.13%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	1,616,512
	Nationstar HECM Loan Trust
1,027,260	2.65%, 06/25/2029(1)(4)	1,027,551
	Natixis Commercial Mortgage Securities Trust
800,000	4.32%, 01/15/2043(1)(4)	788,988
2,637,500	4.77%, 06/17/2038(1)(4)	2,773,611
	New Residential Mortgage LLC
1,087,596	4.09%, 07/25/2054(1)	1,098,878
	New Residential Mortgage Loan Trust
3,875,036	2.80%, 07/25/2049(1)(4)	3,871,305
406,582	3.25%, 09/25/2056(1)(4)	411,404
1,580,466	3.60%, 04/25/2049(1)	1,597,545
2,296,171	3.68%, 01/25/2049(1)(4)	2,330,421
1,403,477	3.75%, 11/26/2035(1)(4)	1,440,380
754,216	3.75%, 05/28/2052(1)(4)	774,638
1,433,820	4.00%, 02/25/2057(1)(4)	1,481,622
1,667,783	4.00%, 03/25/2057(1)(4)	1,729,218
1,338,977	4.00%, 04/25/2057(1)(4)	1,383,359
1,537,030	4.00%, 05/25/2057(1)(4)	1,593,865
599,228	4.00%, 12/25/2057(1)	620,492
	NRZ Excess Spread-Collateralized Notes
653,468	3.19%, 01/25/2023(1)	655,211
291,504	3.27%, 02/25/2023(1)	292,833
	OneMain Financial Issuance Trust
615,000	4.57%, 02/20/2029(1)	622,160
	Planet Fitness Master Issuer LLC
1,682,288	4.26%, 09/05/2048(1)	1,728,248
	PMT Credit Risk Transfer Trust
2,288,644	4.40%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,290,598
	Preston Ridge Partners Mortgage Trust LLC
1,730,000	3.35%, 07/25/2024(1)(3)(6)	1,729,985
1,482,152	4.00%, 08/25/2023(1)(4)	1,492,852
1,286,767	4.48%, 10/25/2023(1)(4)	1,292,804
	Santander Retail Auto Lease Trust
3,505,000	3.66%, 05/20/2024(1)	3,538,281
	Slide Funding
1,461,555	3.23%, 06/15/2031, 1 mo. USD LIBOR + 0.900%(1)(2)	1,462,906
	Sonic Capital LLC
1,837,667	4.03%, 02/20/2048(1)	1,879,474
	Spruce Hill Mortgage Loan Trust
1,580,927	3.40%, 04/29/2049(1)	1,594,206
	SPS Servicer Advance Receivables Trust
645,429	3.59%, 11/15/2049(1)	644,634
	Starwood Mortgage Residentioal Trust
2,071,603	4.38%, 10/25/2048(1)	2,117,381
	Store Master Funding LLC
1,122,335	3.96%, 10/20/2048(1)	1,139,396
	Structured Agency Credit Risk Trust
1,310,000	3.52%, 02/25/2047, 1 mo. USD LIBOR + 1.250%(1)(2)	1,316,635

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$930,000	4.37%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	$932,622
	Structured Asset Mortgage Investments Trust
436,919	2.50%, 02/25/2036, 1 mo. USD LIBOR + 0.230%(2)	398,287
	Taco Bell Funding LLC
3,119,325	4.32%, 11/25/2048(1)	3,216,430
	Towd Point Mortgage Trust
811,874	2.25%, 04/25/2056(1)(4)	807,808
705,839	2.25%, 07/25/2056(1)(4)	699,005
1,584,256	2.75%, 04/25/2055(1)(4)	1,582,721
476,835	2.75%, 05/25/2055(1)(4)	475,795
1,242,092	2.75%, 10/25/2056(1)(4)	1,246,660
303,482	2.75%, 04/25/2057(1)(4)	304,132
1,544,531	2.75%, 10/25/2057(1)(4)	1,547,459
631,541	3.00%, 03/25/2054(1)(4)	631,471
635,132	3.00%, 01/25/2058(1)(4)	637,869
788,937	3.25%, 03/25/2058(1)(4)	798,089
1,108,218	3.25%, 07/25/2058(1)(4)	1,122,626
612,562	3.75%, 05/25/2058(1)(4)	632,195
827,816	3.75%, 11/25/2058(1)(4)	833,931
	Toyota Auto Loan Extended Note Trust
1,195,000	2.56%, 11/25/2031(1)	1,206,815
	US Mortgage Trust
1,560,000	4.49%, 05/13/2038(1)(4)	1,623,356
	Vantage Data Centers Issuer LLC
1,070,000	3.19%, 07/15/2044(1)	1,070,000
1,882,942	4.07%, 02/16/2043(1)	1,924,273
	Vericrest Opportunity Loan Trust
1,858,932	3.97%, 02/25/2049(1)(3)	1,866,207
	Verus Securitization Trust
240,935	2.93%, 02/25/2048(1)(4)	240,758
1,717,322	3.21%, 04/25/2059(1)(4)	1,728,507
	VOLT LXX LLC
1,233,417	4.12%, 09/25/2048(1)(3)	1,234,910
	VOLT LXXII LLC
2,636,034	4.21%, 10/26/2048(1)(3)	2,641,247
	VOLT LXXIII LLC
1,889,551	4.46%, 10/25/2048(1)(3)	1,896,512
	VOLT LXXIV LLC
2,041,082	4.58%, 11/25/2048(1)(3)	2,047,645
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,936,551
1,550,000	3.60%, 12/15/2048(4)	1,544,585
	Wells Fargo Mortgage Backed Securities Trust
2,661,549	4.00%, 11/25/2048(1)(4)	2,724,346
	Westlake Automobile Receivables Trust
1,685,000	3.28%, 12/15/2022(1)	1,697,333
3,900,000	4.00%, 01/16/2024(1)	3,975,018
3,790,000	4.53%, 05/15/2023(1)	3,874,486
	WF-RBS Commercial Mortgage Trust
11,773,868	1.23%, 03/15/2047(4)(5)	503,482
	Wingstop Funding LLC
1,351,613	4.97%, 12/05/2048(1)	1,399,919

		328,322,156

	Total Asset & Commercial Mortgage Backed Securities (cost $407,403,464)	$410,027,668

Corporate Bonds - 7.1%
	Canada - 0.3%
	1011778 BC ULC / New Red Finance, Inc.
2,600,000	5.00%, 10/15/2025(1)	2,652,000
	Bausch Health Cos., Inc.
1,401,000	5.88%, 05/15/2023(1)	1,411,087
3,570,000	6.13%, 04/15/2025(1)	3,672,638
250,000	7.00%, 03/15/2024(1)	263,750
	goeasy Ltd.
2,790,000	7.88%, 11/01/2022(1)	2,908,575

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		MEG Energy Corp.
	$1,130,000	6.38%, 01/30/2023(1)	$1,079,150
	1,160,000	6.50%, 01/15/2025(1)	1,160,000
		Tervita Corp.
	2,890,000	7.63%, 12/01/2021(1)	2,947,800

			16,095,000

		Cayman Islands - 0.1%
		Avolon Holdings Funding Ltd.
	1,465,000	3.95%, 07/01/2024(1)	1,496,205
	610,000	4.38%, 05/01/2026(1)	630,874
		Park Aerospace Holdings Ltd.
	3,950,000	5.25%, 08/15/2022(1)	4,169,580

			6,296,659

		Denmark - 0.2%
		Danske Bank A/S
	10,650,000	3.05%, 09/06/2019, 3 mo. USD LIBOR + 0.580%(1)(2)	10,653,140

		France - 0.0%
		Credit Agricole S.A.
	2,050,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(7)(8)	2,375,437

		Germany - 0.1%
		Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
EUR	4,520,000	4.00%, 01/15/2025(9)	5,186,825

		Ireland - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	2,450,000	6.75%, 05/15/2024(9)	2,868,750
	$1,636,000	7.25%, 05/15/2024(1)	1,726,831

			4,595,581

		Italy - 0.1%
		Intesa Sanpaolo S.p.A.
EUR	550,000	7.75%, 01/11/2027, (7.75% fixed rate until 01/11/2027; 5 year EUR Swap + 7.192% thereafter)(7)(8)(9)	697,082
		UniCredit S.p.A.
	$975,000	6.57%, 01/14/2022(1)	1,043,380
	1,435,000	8.00%, 06/03/2024, (8.00% fixed rate until 06/03/2024; 5 year USD Swap + 5.180% thereafter)(7)(8)(9)	1,442,175

			3,182,637

		Luxembourg - 0.7%
		Altice Financing S.A.
	1,845,000	7.50%, 05/15/2026(1)	1,932,638
		Altice Luxembourg S.A.
EUR	1,045,000	8.00%, 05/15/2027(9)	1,189,773
		ARD Finance S.A. (7.38% PIK)
	2,790,000	6.63%, 09/15/2023(10)	3,196,630
		Codere Finance Luxembourg S.A.
	1,666,000	6.75%, 11/01/2021(9)	1,867,316
		IQVIA, Inc.
	2,755,000	2.25%, 01/15/2028	3,049,786
		Medtronic Global Holdings SCA
	17,480,000	0.00%, 03/07/2021	19,398,937
	7,880,000	1.00%, 07/02/2031	9,092,677

			39,727,757

		Mult - 0.1%
		Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
	$1,645,000	4.13%, 08/15/2026(1)(6)	1,647,056
	685,000	5.25%, 08/15/2027(1)	685,856
		Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
	1,250,000	8.50%, 05/15/2027(1)	1,270,313
		Panther BF Aggregator 2 LP / Panther Finance Co., Inc.
EUR	1,115,000	4.38%, 05/15/2026(1)	$1,266,822

			4,870,047

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Netherlands - 0.2%
		Constellium SE
	$1,415,000	5.88%, 02/15/2026(1)	1,468,063
		Diamond (BC) B.V.
EUR	2,090,000	5.63%, 08/15/2025(9)	1,804,021
		LKQ European Holdings B.V.
	2,565,000	3.63%, 04/01/2026(9)	2,981,429
		Teva Pharmaceutical Finance Netherlands B.V.
	$3,430,000	2.80%, 07/21/2023	2,988,387
	1,970,000	6.75%, 03/01/2028(11)	1,763,150
		Trivium Packaging Finance B.V.
EUR	510,000	3.75%, 08/15/2026(1)(6)	584,268

			11,589,318

		Spain - 0.2%
		Banco Bilbao Vizcaya Argentaria S.A.
	$3,800,000	6.13%, 11/16/2027, (6.13% fixed rate until 11/16/2027; 5 year USD Swap + 3.870% thereafter)(7)(8)(11)	3,586,250
EUR	1,200,000	8.88%, 04/14/2021, (8.88% fixed rate until 04/14/2021; 5 year EUR Swap + 9.177% thereafter)(7)(8)(9)	1,474,578
		Banco de Sabadell S.A.
	1,600,000	6.13%, 11/23/2022, (6.13% fixed rate until 11/23/2022; 5 year EUR Swap + 6.051% thereafter)(7)(8)(9)	1,746,050
	1,800,000	6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(7)(8)(9)	2,003,209
		Banco Santander S.A.
	1,140,000	1.00%, 12/15/2024(4)(7)	1,073,390
	1,900,000	5.48%, 09/12/2019, (5.48% fixed rate until 03/12/2024; 5 year EUR Swap + 5.410% thereafter)(7)(8)(9)	2,103,419

			11,986,896

		Sweden - 0.1%
		Svenska Handelsbanken AB
	$7,820,000	2.96%, 09/06/2019, 3 mo. USD LIBOR + 0.490%(2)	7,824,964

		Switzerland - 0.1%
		Credit Suisse Group AG
	1,995,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(7)(8)(9)	2,100,982
	2,125,000	7.50%, 07/17/2023, (7.50% fixed rate until 07/17/2023; 5 year USD Swap + 4.600% thereafter)(1)(7)(8)	2,257,813

			4,358,795

		United Kingdom - 0.3%
		Barclays plc
EUR	11,320,000	6.50%, 09/15/2019, (6.50% fixed rate until 09/15/2019; 5 year EUR Swap + 5.875% thereafter)(7)(8)	12,555,806
		HSBC Bank plc
	$2,620,000	2.94%, 09/30/2019, 6 mo. USD LIBOR + 0.250%(2)(7)	1,793,338

			14,349,144

		United States - 4.5%
		Acrisure LLC / Acrisure Finance, Inc.
	1,600,000	7.00%, 11/15/2025(1)	1,468,000
	6,090,000	8.13%, 02/15/2024(1)	6,501,684
	745,000	10.13%, 08/01/2026(1)(6)	764,370
		Adient U.S. LLC
	485,000	7.00%, 05/15/2026(1)	492,275
		Ally Financial, Inc.
	3,160,000	3.88%, 05/21/2024	3,262,700
		Altria Group, Inc.
EUR	7,370,000	2.20%, 06/15/2027	8,853,983
		American Builders & Contractors Supply Co., Inc.
	$680,000	5.75%, 12/15/2023(1)	703,800
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	$342,000	5.50%, 05/20/2025	$359,100
	411,000	5.75%, 05/20/2027	431,550
	2,017,000	5.88%, 08/20/2026	2,138,020

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	APX Group, Inc.
1,405,000	7.63%, 09/01/2023(11)	1,098,991
1,765,000	7.88%, 12/01/2022(11)	1,672,337
	Beacon Roofing Supply, Inc.
3,321,000	6.38%, 10/01/2023	3,428,932
	Beazer Homes USA, Inc.
1,650,000	5.88%, 10/15/2027	1,509,750
	Berry Global, Inc.
2,760,000	4.88%, 07/15/2026(1)	2,870,400
	Blue Racer Midstream LLC / Blue Racer Finance Corp.
4,150,000	6.13%, 11/15/2022(1)	4,170,750
	Boyd Gaming Corp.
930,000	6.38%, 04/01/2026	981,150
	Brand Industrial Services, Inc.
1,920,000	8.50%, 07/15/2025(1)	1,680,000
	Caesars Entertainment Corp.
410,000	5.00%, 10/01/2024	706,481
	California Resources Corp.
265,000	8.00%, 12/15/2022(1)(11)	185,500
	Catalent Pharma Solutions, Inc.
460,000	4.88%, 01/15/2026(1)	469,200
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
4,110,000	5.75%, 03/01/2025(1)	4,119,042
	Chesapeake Energy Corp.
3,170,000	7.00%, 10/01/2024	2,591,475
1,065,000	7.50%, 10/01/2026	836,025
	Cloud Crane LLC
1,769,000	10.13%, 08/01/2024(1)	1,892,830
	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
4,965,000	12.00%, 11/01/2021	744,750
	CNH Industrial Capital LLC
1,910,000	4.38%, 11/06/2020(11)	1,948,563
	Coty, Inc.
1,075,000	6.50%, 04/15/2026(1)	1,034,688
	CSC Holdings LLC
1,424,000	10.88%, 10/15/2025(1)	1,622,036
	CVS Health Corp.
7,270,000	3.17%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	7,302,053
	Eldorado Resorts, Inc.
1,480,000	6.00%, 04/01/2025	1,559,550
535,000	6.00%, 09/15/2026	577,597
	Energy Transfer Operating L.P.
2,570,000	4.25%, 03/15/2023	2,680,030
	FelCor Lodging L.P.
3,190,000	6.00%, 06/01/2025	3,341,525
	Ferrellgas L.P. / Ferrellgas Finance Corp.
1,336,000	6.50%, 05/01/2021(11)	1,175,680
865,000	6.75%, 01/15/2022(11)	752,550
	Foresight Energy LLC / Foresight Energy Finance Corp.
2,025,000	11.50%, 04/01/2023(1)(11)	739,125
	Freedom Mortgage Corp.
1,935,000	8.13%, 11/15/2024(1)	1,683,450
	Freeport-McMoRan, Inc.
9,695,000	3.88%, 03/15/2023	9,716,329
	Genworth Holdings, Inc.
210,000	4.80%, 02/15/2024	193,200
1,425,000	4.90%, 08/15/2023	1,325,250
450,000	7.63%, 09/24/2021	465,750
	Gray Television, Inc.
1,785,000	5.13%, 10/15/2024(1)	1,831,856
220,000	5.88%, 07/15/2026(1)	228,250
	HCA Healthcare, Inc.
$1,800,000	6.25%, 02/15/2021	$1,886,148
	HCA, Inc.
3,450,000	5.38%, 09/01/2026	3,734,625

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

2,530,000	7.50%, 11/15/2095	2,707,100
	Hertz Corp.
946,000	7.38%, 01/15/2021(1)	946,757
	Infor U.S., Inc.
1,730,000	6.50%, 05/15/2022	1,760,275
	Jack Ohio Finance LLC / Jack Ohio Finance Corp.
1,490,000	6.75%, 11/15/2021(1)	1,522,810
	Jacobs Entertainment, Inc.
2,835,000	7.88%, 02/01/2024(1)	3,012,187
	Kaiser Aluminum Corp.
1,500,000	5.88%, 05/15/2024	1,560,000
	L Brands, Inc.
4,110,000	5.63%, 02/15/2022	4,310,075
	Las Vegas Sands Corp.
17,660,000	3.20%, 08/08/2024	17,741,077
	Lithia Motors, Inc.
1,255,000	5.25%, 08/01/2025(1)	1,295,788
	MGIC Investment Corp.
1,025,000	5.75%, 08/15/2023	1,113,406
	Microchip Technology, Inc.
7,680,000	3.92%, 06/01/2021	7,812,375
	Micron Technology, Inc.
1,085,000	4.64%, 02/06/2024	1,143,746
	Navient Corp.
1,002,000	5.50%, 01/25/2023	1,036,769
1,300,000	5.88%, 03/25/2021	1,349,426
1,735,000	6.50%, 06/15/2022	1,847,254
6,435,000	6.63%, 07/26/2021	6,826,377
4,160,000	7.25%, 01/25/2022	4,524,000
	NextEra Energy Operating Partners L.P.
2,880,000	4.25%, 07/15/2024(1)	2,919,600
	Nissan Motor Acceptance Corp.
15,300,000	2.97%, 09/13/2019, 3 mo. USD LIBOR + 0.520%(1)(2)	15,308,904
	Novelis Corp.
615,000	5.88%, 09/30/2026(1)	637,294
1,700,000	6.25%, 08/15/2024(1)	1,780,784
	Penske Automotive Group, Inc.
1,190,000	3.75%, 08/15/2020	1,192,975
	PetSmart, Inc.
2,187,000	5.88%, 06/01/2025(1)	2,162,068
	QEP Resources, Inc.
2,965,000	5.25%, 05/01/2023	2,698,150
810,000	5.63%, 03/01/2026(11)	692,566
	Radian Group, Inc.
865,000	4.50%, 10/01/2024	889,454
	Revlon Consumer Products Corp.
3,070,000	6.25%, 08/01/2024	2,087,600
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
1,660,000	5.13%, 07/15/2023(1)	1,689,050
645,000	7.00%, 07/15/2024(1)	667,575
	SBA Tower Trust
1,915,000	2.88%, 07/15/2046(1)	1,916,562
	Sinclair Television Group, Inc.
1,055,000	5.13%, 02/15/2027(1)	1,060,275
3,090,000	5.63%, 08/01/2024(1)	3,177,910
	Sirius XM Radio, Inc.
1,020,000	4.63%, 07/15/2024(1)	1,049,886
	SM Energy Co.
1,310,000	5.00%, 01/15/2024	1,201,925
265,000	6.13%, 11/15/2022	259,038
	Springleaf Finance Corp.
1,990,000	6.88%, 03/15/2025	2,225,974
$1,955,000	7.13%, 03/15/2026	$2,195,709
1,740,000	7.75%, 10/01/2021	1,901,124
	Sprint Capital Corp.
1,775,000	8.75%, 03/15/2032	2,203,219

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

		Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
	3,660,000	4.74%, 09/20/2029(1)	3,847,575
	4,660,000	5.15%, 09/20/2029(1)	4,951,250
		SS&C Technologies, Inc.
	2,670,000	5.50%, 09/30/2027(1)	2,776,800
		Starwood Property Trust, Inc.
	3,990,000	3.63%, 02/01/2021	4,011,945
		Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp.
	1,410,000	5.88%, 05/15/2025(1)	1,395,900
		Syneos Health, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc.
	1,233,000	7.50%, 10/01/2024(1)	1,285,403
		Taylor Morrison Communities, Inc.
	2,180,000	6.63%, 05/15/2022	2,255,210
		Tempo Acquisition LLC / Tempo Acquisition Finance Corp.
	3,160,000	6.75%, 06/01/2025(1)	3,258,750
		Teva Pharmaceutical Finance LLC
	1,150,000	2.25%, 03/18/2020	1,138,500
		Tribune Media Co.
	825,000	5.88%, 07/15/2022	838,613
		TriMas Corp.
	410,000	4.88%, 10/15/2025(1)	415,125
		Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp.
	1,820,000	8.75%, 04/15/2023(1)	1,073,800
		Weight Watchers International, Inc.
	1,050,000	8.63%, 12/01/2025(1)	1,019,739
		West Street Merger Sub, Inc.
	2,050,000	6.38%, 09/01/2025(1)	1,880,875
		Western Digital Corp.
	245,000	4.75%, 02/15/2026	242,244
		WMG Acquisition Corp.
	1,126,000	5.50%, 04/15/2026(1)	1,165,410
		WPX Energy, Inc.
	4,332,000	6.00%, 01/15/2022	4,489,035
	900,000	8.25%, 08/01/2023	1,012,500
		Xerox Corp.
	3,270,000	4.13%, 03/15/2023	3,278,175

			248,495,263

		Total Corporate Bonds (cost $395,734,152)	$391,587,463

Escrows - 0.0%
		United States - 0.0%
	915,000	Berry Global, Inc.*(1)	961,894

		Total Escrows (cost $915,000)	$961,894

Foreign Government Obligations - 58.8%
		Australia - 2.0%
		Australia Government Bond
AUD	36,345,000	2.75%, 11/21/2027(9)	28,028,981
	59,062,000	3.00%, 03/21/2047(9)	50,490,962
	36,240,000	4.75%, 04/21/2027(9)	31,492,575

			110,012,518

		Austria - 1.4%
		Republic of Austria Government Bond
EUR	23,891,000	0.75%, 10/20/2026(1)(9)	28,719,880
	32,668,000	2.40%, 05/23/2034(1)(9)	48,289,017

			77,008,897

		Canada - 19.0%
		Canadian Government Bond
CAD	322,650,000	0.75%, 03/01/2021	$241,082,965
	100,585,000	0.75%, 09/01/2021	74,933,462
	254,747,000	1.50%, 06/01/2026	192,870,772

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	533,240,000	1.75%, 09/01/2019	403,962,229
	171,800,000	2.25%, 03/01/2024	134,448,665

			1,047,298,093

		Denmark - 16.9%
		Denmark Government Bond
DKK	2,435,310,000	0.25%, 11/15/2020	365,960,761
	2,748,395,000	4.00%, 11/15/2019	412,905,912
		Denmark Treasury Bill
	1,034,660,000	0.00%, 09/03/2019(1)(9)	153,469,812

			932,336,485

		Germany - 0.4%
		Bundesrepublik Deutschland Bundesanleihe
EUR	17,188,000	0.25%, 08/15/2028(9)	20,376,071

		Netherlands - 0.7%
		Netherlands Government Bond
	35,260,000	0.25%, 07/15/2029(1)(9)	41,290,183

		New Zealand - 6.7%
		New Zealand Government Bond
NZD	179,056,000	2.75%, 04/15/2025(9)	127,954,448
	78,383,000	2.75%, 04/15/2037(9)	58,388,922
	96,325,000	3.00%, 04/20/2029	72,100,541
	146,250,000	5.50%, 04/15/2023(9)	111,484,056

			369,927,967

		Norway - 2.7%
		Norway Government Bond
NOK	604,135,000	1.75%, 09/06/2029(1)(9)	70,620,658
	642,329,000	2.00%, 04/26/2028(1)(9)	76,374,839

			146,995,497

		Singapore - 3.6%
		Singapore Government Bond
SGD	82,960,000	1.75%, 04/01/2022	60,464,624
	80,610,000	2.25%, 06/01/2021	59,256,358
	62,995,000	2.63%, 05/01/2028	48,397,636
	42,700,000	2.75%, 03/01/2046	33,202,893

			201,321,511

		South Korea - 4.0%
		Korea Treasury Bond
KRW	126,083,280,000	2.25%, 06/10/2025	111,750,375
	120,099,350,000	2.25%, 12/10/2025	106,810,012

			218,560,387

		Supranational - 0.1%
		International Finance Corp.
MXN	113,370,000	7.75%, 01/18/2030	5,846,700

		Sweden - 1.3%
		Sweden Government Bond
SEK	646,725,000	0.75%, 11/12/2029(1)(9)	73,076,494

		Total Foreign Government Obligations (cost $3,247,650,222)	$3,244,050,803

Senior Floating Rate Interests - 2.9%(12)
		Canada - 0.1%
		B.C. Unlimited Liability Co.
	$4,129,964	4.48%, 02/16/2024, 1 mo. USD LIBOR + 2.250%	4,128,931

		Denmark - 0.0%
		Nets Holding A/S
EUR	2,332,742	3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	2,568,299

		Germany - 0.1%
		Unitymedia Finance LLC
	$8,125,000	4.60%, 09/30/2025, 1 mo. USD LIBOR + 2.250%	$8,118,012

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Luxembourg - 0.1%
	Almonde, Inc.
3,706,986	5.73%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	3,634,255

	Netherlands - 0.1%
	Jacobs Douwe Egberts International B.V.
5,375,762	4.44%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	5,369,042

	United Kingdom - 0.1%
	Crown Finance U.S., Inc.
5,143,549	4.48%, 02/28/2025, 1 mo. USD LIBOR + 2.250%	5,121,946

	United States - 2.4%
	American Builders & Contractors Supply Co., Inc.
915,270	4.23%, 10/31/2023, 1 mo. USD LIBOR + 2.000%	909,549
	Aristocrat Technologies, Inc.
2,668,277	4.03%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	2,666,782
	Asurion LLC
2,893,730	5.23%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	2,899,170
2,618,550	5.23%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,623,237
765,000	8.73%, 08/04/2025, 1 mo. USD LIBOR + 6.500%	778,066
	BCP Raptor LLC
3,201,143	6.48%, 06/24/2024, 2 mo. USD LIBOR + 4.250%	3,036,284
3,225,000	6.98%, 11/03/2025, 1 mo. USD LIBOR + 4.750%	2,991,187
	Blackhawk Network Holdings, Inc.
2,965,050	5.23%, 06/15/2025, 1 mo. USD LIBOR + 3.000%	2,956,392
	Caesars Entertainment Operating Co.
4,129,040	4.23%, 10/06/2024, 1 mo. USD LIBOR + 2.000%	4,117,686
	Caesars Resort Collection LLC
4,104,167	4.98%, 12/22/2024, 1 mo. USD LIBOR + 2.750%	4,068,912
	Catalent Pharma Solutions, Inc.
2,478,788	4.48%, 05/18/2026, 1 mo. USD LIBOR + 2.250%	2,489,645
	CHG PPC Parent LLC
945,450	4.98%, 03/31/2025, 1 mo. USD LIBOR + 2.750%	940,137
	Circor International, Inc.
1,534,228	5.87%, 12/11/2024, 1 mo. USD LIBOR + 3.500%	1,532,954
	Clark Equipment Co.
2,965,160	4.33%, 05/18/2024, 3 mo. USD LIBOR + 2.000%	2,957,747
	Core & Main LP
576,225	5.24%, 08/01/2024, 6 mo. USD LIBOR + 2.750%	575,505
	Crown Americas LLC
571,511	4.37%, 04/03/2025, 1 Week USD LIBOR + 2.000%	573,060
	CSC Holdings LLC
1,762,688	4.83%, 01/25/2026, 1 mo. USD LIBOR + 2.500%	1,760,484
	Diamond (BC) B.V.
1,122,900	5.26%, 09/06/2024, 2 mo. USD LIBOR + 3.000%	1,015,292
	Dun & Bradstreet Corp.
3,485,000	0.00%, 02/06/2026, 1 mo. USD LIBOR + 5.000%(13)	3,505,701
	EVO Payments International LLC
4,343,993	5.49%, 12/22/2023, 1 mo. USD LIBOR + 3.250%	4,347,598
	Flex Acquisition Co., Inc.
3,410,136	5.57%, 06/29/2025, 1 mo. USD LIBOR + 3.250%	3,262,000
	Genworth Holdings, Inc.
246,875	6.76%, 03/07/2023, 1 mo. USD LIBOR + 4.500%	248,418
	Golden Entertainment, Inc.
3,831,050	5.25%, 10/21/2024, 1 mo. USD LIBOR + 3.000%	3,840,628
	Hostess Brands LLC
3,442,472	4.51%, 08/03/2022, 1 mo. USD LIBOR + 2.250%	3,435,311
	Houghton Mifflin Harcourt Publishing Co.
4,363,636	5.23%, 05/31/2021, 1 mo. USD LIBOR + 3.000%	4,170,895
	Hub International Ltd.
3,044,250	5.27%, 04/25/2025, 2 mo. USD LIBOR + 3.000%	3,010,611
	Hyland Software, Inc.
2,576,773	5.48%, 07/01/2024, 1 mo. USD LIBOR + 3.250%	2,577,856
	Lamar Media Corp.
$2,730,438	4.13%, 03/14/2025, 1 mo. USD LIBOR + 1.750%	$2,732,158
	Lands’ End, Inc.
2,166,554	5.49%, 04/04/2021, 1 mo. USD LIBOR + 3.250%	2,116,897

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

	Level 3 Financing, Inc.
4,075,000	4.48%, 02/22/2024, 1 mo. USD LIBOR + 2.250%	4,076,711
	Lower Cadence Holdings LLC
1,845,000	6.27%, 05/22/2026, 1 mo. USD LIBOR + 4.000%	1,839,613
	Medallion Midland Acquisition LLC
4,253,409	5.48%, 10/30/2024, 1 mo. USD LIBOR + 3.250%	4,189,608
	Messer Industries GmbH
847,875	4.83%, 03/01/2026, 1 mo. USD LIBOR + 2.500%	843,636
	Microchip Technology, Inc.
1,391,238	4.24%, 05/29/2025, 1 mo. USD LIBOR + 2.000%	1,389,499
	Post Holdings, Inc.
1,955,322	4.27%, 05/24/2024, 1 mo. USD LIBOR + 2.000%	1,954,774
	PSAV Holdings LLC
6,053,375	5.61%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	5,883,154
	Quikrete Holdings, Inc.
5,076,923	4.98%, 11/15/2023, 1 mo. USD LIBOR + 2.750%	5,031,078
	Rexnord LLC
1,026,154	4.23%, 08/21/2024, 1 mo. USD LIBOR + 2.000%	1,029,715
	Reynolds Group Holdings, Inc.
4,128,827	4.98%, 02/05/2023, 1 mo. USD LIBOR + 2.750%	4,126,019
	Shutterfly, Inc.
4,518,362	4.74%, 08/17/2024, 1 mo. USD LIBOR + 2.500%	4,517,639
	Sotera Health Holdings LLC
4,173,213	5.23%, 05/15/2022, 1 mo. USD LIBOR + 3.000%	4,126,264
	SS&C Technologies Holdings Europe S.a.r.l.
603,012	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	602,638
	SS&C Technologies, Inc.
4,992,534	4.48%, 04/16/2025, 1 mo. USD LIBOR + 2.250%	4,990,589
	Syneos Health, Inc.
2,304,225	4.23%, 08/01/2024, 1 mo. USD LIBOR + 2.000%	2,297,611
	Tamko Building Products, Inc.
1,635,000	5.56%, 04/23/2026, 1 mo. USD LIBOR + 3.250%	1,639,088
	Trans Union LLC
2,504,700	4.23%, 06/19/2025, 1 mo. USD LIBOR + 2.000%	2,507,831
	Tribune Media Co.
79,474	5.23%, 12/27/2020, 1 mo. USD LIBOR + 3.000%	79,375
990,554	5.23%, 01/27/2024, 1 mo. USD LIBOR + 3.000%	988,702
	USI, Inc.
3,728,588	5.33%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,673,442
	Weight Watchers International, Inc.
2,860,567	7.10%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,833,763

		130,760,911

	Total Senior Floating Rate Interests (cost $160,424,361)	$159,701,396

U.S. Government Agencies - 2.0%
	FHLMC - 0.7%
$31,945,622	0.29%, 11/25/2027(4)(5)	$700,066
3,690,853	1.72%, 09/25/2041(4)(5)	237,797
6,340,248	2.00%, 10/25/2044(4)(5)	870,904
11,435,000	2.01%, 02/25/2041(4)(5)	369,397
7,245,592	2.11%, 06/25/2044(4)(5)	909,294
6,087,872	2.21%, 01/25/2042(4)(5)	527,973
1,070,000	2.32%, 04/25/2029(4)(5)	189,940
4,831,747	3.50%, 01/15/2033(5)	593,114
2,051,442	3.50%, 05/15/2036(5)	240,389
2,535,000	3.81%, 02/25/2049(1)	2,534,996
885,000	4.32%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	889,082
1,565,000	4.35%, 07/25/2049(1)	1,565,030
3,000,000	4.57%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	3,018,593
1,130,000	4.57%, 10/25/2048, 1 mo. USD LIBOR + 2.300%(1)(2)	1,135,421
4,460,000	4.62%, 04/25/2030, 1 mo. USD LIBOR + 2.350%(2)	4,526,501
$2,490,000	4.62%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	$2,514,740
937,945	4.72%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	948,770
1,960,000	4.72%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,982,686
3,120,000	4.77%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	3,191,851

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

2,737,000	4.92%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(2)	2,806,698
1,064,715	5.00%, 02/15/2048(5)	222,791
1,885,000	5.05%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,919,498
295,155	6.07%, 03/25/2025, 1 mo. USD LIBOR + 3.800%(2)	305,643
2,775,000	7.02%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	3,077,117
3,065,000	7.42%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(2)	3,390,214
	FNMA - 1.0%
$10,375,000	2.50%, 09/01/2034(14)	$10,432,167
6,687,591	3.00%, 01/25/2028	505,009
14,175,000	3.00%, 08/01/2034(14)	14,454,821
6,950,000	3.00%, 08/01/2049(14)	7,009,319
6,163,959	3.50%, 04/25/2028(5)	539,865
5,232,512	4.00%, 01/25/2028(5)	502,772
1,840,646	4.00%, 04/25/2032(5)	240,109
11,775,000	4.00%, 08/01/2049(14)	12,188,653
1,995,000	4.27%, 07/25/2039(1)	1,995,575
4,475,000	4.67%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	4,523,625
2,794,140	5.50%, 09/25/2044(5)	609,039
1,282,975	5.50%, 06/25/2048	277,604
4,205,388	6.50%, 03/25/2045(5)	1,124,260
	GNMA - 0.2%
$5,485,035	3.50%, 10/20/2029(5)	$592,109
4,926,905	3.50%, 01/20/2030(5)	550,735
5,427,037	3.50%, 11/20/2031(5)	602,322
2,980,000	3.50%, 08/01/2049(14)	3,081,390
1,443,337	4.00%, 01/16/2046	241,512
354,715	4.50%, 04/20/2045(5)	58,665
1,706,404	5.00%, 05/16/2044	325,445
524,338	5.00%, 07/16/2044	116,361
1,237,574	5.00%, 07/16/2044(5)	243,598
1,714,752	5.00%, 12/16/2045	342,935
2,904,391	5.00%, 07/16/2047(5)	568,251
1,359,644	5.00%, 09/20/2047(5)	269,928
1,433,284	5.00%, 11/16/2047(5)	277,019
2,966,169	5.00%, 06/20/2048(5)	541,712
5,433,802	5.50%, 11/16/2046(5)	1,211,240
1,158,405	5.50%, 02/20/2047(5)	234,611
2,147,154	5.85%, 07/20/2039(4)(5)	408,432
2,440,510	6.00%, 09/20/2045(5)	576,492

		103,314,080

	SLM Student Loan Trust - 0.1%
$889,665	SLC Student Loan Trust 3.31%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	$883,614
	SLM Student Loan Trust
385,948	2.92%, 05/26/2026, 1 mo. USD LIBOR + 0.650%(2)	377,539
1,676,105	3.03%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	1,660,859
1,763,989	3.78%, 04/25/2023, 3 mo. USD LIBOR + 1.500%(2)	1,782,314
1,770,913	3.98%, 07/25/2023, 3 mo. USD LIBOR + 1.700%(2)	1,797,444

		6,501,770

	Total U.S. Government Agencies (cost $110,247,906)	$109,815,850

U.S. Government Securities - 16.8%
	U.S. Treasury Bonds - 0.2%
$10,150,000	3.00%, 02/15/2047	$11,122,180

	U.S. Treasury Notes - 16.6%
132,546,605	0.13%, 04/15/2022(15)	131,153,511
189,888,000	1.00%, 09/30/2019(11)(16)	189,529,030
213,510,000	1.38%, 04/30/2020(16)	212,325,686
91,100,000	1.75%, 04/30/2022(16)(17)(18)	90,847,339
128,510,000	2.00%, 05/31/2024(16)	129,458,765

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

$159,800,000	2.13%, 07/31/2024		$161,778,773

			915,093,104

	Total U.S. Government Securities (cost $920,124,715)		$926,215,284

Convertible Bonds - 0.1%
	Commercial Services - 0.0%
	Cardtronics, Inc.
1,600,000	1.00%, 12/01/2020		1,557,000

	Software - 0.1%
	Western Digital Corp.
1,959,000	1.50%, 02/01/2024(1)		1,820,881

	Total Convertible Bonds (cost $3,651,776)		$3,377,881

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 8.30%(2)		556,196

	Total Preferred Stocks (cost $552,899)		$556,196

	Total Long-Term Investments (cost $5,249,403,155)		$5,246,601,768

Short-Term Investments - 4.5%
	Other Investment Pools & Funds - 4.4%
242,442,139	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.27%(19)		242,442,139

	Securities Lending Collateral - 0.1%
345,333	Citibank NA DDCA, 2.37%, 8/1/2019(19)		345,333
3,917,248	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(19)		3,917,248
575,864	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(19)		575,864
548,401	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(19)		548,401
1,397,396	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(19)		1,397,396
122,426	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(19)		122,426

			6,906,668

	Total Short-Term Investments (cost $249,348,807)		$249,348,807

	Total Investments Excluding Purchased Options (cost $5,498,751,962)	99.7%	$5,495,950,575
	Total Purchased Options (cost $8,032,097)	0.1%	$5,795,122

	Total Investments (cost $5,506,784,059)	99.8%	$5,501,745,697
	Other Assets and Liabilities	0.2%	13,538,216

	Total Net Assets	100.0%	$5,515,283,913

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $965,259,254, representing 17.5% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $4,705,384 at July 31, 2019.
(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(9)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $947,522,507, representing 17.2% of net assets.

(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2019.

(13)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.
(17)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(18)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.
(19)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2019

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased swaption contracts:

Calls
3 Month USD-LIBOR- BBA Interest Rate Swap Expiring 05/06/57 *	JPM	2.38%	Receive	05/04/27	USD 6,000,000	6,000,000	$844,800	$636,000	$208,800
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD 6,400,000	6,400,000	965,760	657,280	308,480
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Receive	08/02/27	USD 6,900,000	6,900,000	1,041,210	593,400	447,810

Total Calls						19,300,000	$2,851,770	$1,886,680	$965,090

Puts
3 Month USD-LIBOR- BBA Interest Rate Swap Expiring 05/06/57 *	JPM	2.38%	Pay	05/04/27	USD 6,000,000	6,000,000	$699,600	$1,248,000	$(548,400)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD 6,400,000	6,400,000	712,960	1,264,640	(551,680)
3 Month USD-LIBOR- BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	2.45%	Pay	08/02/27	USD 6,900,000	6,900,000	768,660	1,580,100	(811,440)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Total Puts	19,300,000	$2,181,220	$4,092,740	$(1,911,520)

Total purchased swaption contracts	38,600,000	$5,032,990	$5,979,420	$(946,430)

*	Swaptions with forward premiums.

Exchange-Traded Option Contracts Outstanding at July 31, 2019

Description	Exercise Price/FX Rate/ Rate		Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
U.S. Treasury 5-Year Futures Options	118.50	USD	08/23/19	13,936	USD	13,936,000	$762,132	$2,052,678	$(1,290,546)

Total purchased option contracts						13,936,000	$762,132	$2,052,678	$(1,290,546)

Exchange-Traded Options Contracts Outstanding at July 31, 2019

Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury 5-Year Futures Options	119.00	USD	08/23/19	(13,936)	USD	(13,936,000)	$(326,632)	$(995,510)	$668,878

Total written option contracts						(13,936,000)	$(326,632)	$(995,510)	$668,878

Futures Contracts Outstanding at July 31, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Canadian Government 10-Year Bond Future	1,401	09/19/2019	$151,065,548	$(508,110)
Euro-BOBL Future	527	09/06/2019	78,757,547	309,434
Euro-Schatz Future	29	09/06/2019	3,605,971	7,998
U.S. Treasury 2-Year Note Future	774	09/30/2019	165,950,437	(119,085)
U.S. Treasury 5-Year Note Future	5,611	09/30/2019	659,599,354	(891,693)
U.S. Treasury 10-Year Note Future	1,719	09/19/2019	219,038,203	26,331
U.S. Treasury 10-Year Ultra Future	14	09/19/2019	1,929,813	3,823
U.S. Treasury Long Bond Future	10	09/19/2019	1,555,938	5,000

Total				$(1,166,302)

Short position contracts:
Australian 3-Year Bond Future	6	09/16/2019	$473,697	$(1,726)
Australian 10-Year Bond Future	2,141	09/16/2019	212,622,451	(2,322,408)
Canadian Government 10-Year Bond Future	383	09/19/2019	35,064,320	101,807
Euro BUXL 30-Year Bond Future	15	09/06/2019	3,470,114	(52,491)
Euro-Bund Future	1,083	09/06/2019	209,888,182	(2,826,202)
Long Gilt Future	235	09/26/2019	37,960,613	(74,384)
U.S. Treasury Ultra Bond Future	1,188	09/19/2019	210,944,250	(2,492,407)

Total				$(7,667,811)

Total futures contracts				$(8,834,113)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

TBA Sale Commitments Outstanding at July 31, 2019

				Unrealized
	Principal			Appreciation/
Description	Amount	Maturity Date	Market Value †	(Depreciation)
FNMA, 3.50%	$18,000,000	08/13/2049	$(18,437,344)	$(22,500)
GNMA II, 3.00%	7,510,000	08/21/2049	(7,675,601)	(43,564)

Total (proceeds receivable $26,046,881)			$(26,112,945)	$(66,064)

At July 31, 2019, the aggregate market value of TBA Sale Commitments represents (0.5)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.BBB-.11	MSC	USD	3,750,000	(3.00%)	11/18/54	Monthly	$185,008	$—	$163,456	$(21,552)
CMBX.NA.BBB-.9	BCLY	USD	3,700,000	(3.00%)	09/17/58	Monthly	146,236	—	124,375	(21,861)
ITRAXX.SUB.FIN.16	BNP	EUR	185,000	(5.00%)	06/20/24	Quarterly	—	(6,538)	(10,699)	(4,161)
ITRAXX.SUB.FIN.16	BNP	EUR	485,000	(5.00%)	06/20/24	Quarterly	—	(17,140)	(28,049)	(10,909)
ITRAXX.SUB.FIN.16	CSFB	EUR	1,110,000	(5.00%)	06/20/24	Quarterly	—	(36,798)	(64,196)	(27,398)

Total							$331,244	$(60,476)	$184,887	$(85,881)

Total traded indices							$331,244	$(60,476)	$184,887	$(85,881)

Credit default swaps on single-name issues:
Buy protection:
American Airlines Group, Inc.	BNP	USD	3,850,000	(5.00%)	06/20/24	Quarterly	$—	$(289,557)	$(577,337)	$(287,780)
Banco Santander S.A.	BNP	EUR	4,370,000	(1.00%)	06/20/23	Quarterly	—	(59,857)	(86,210)	(26,353)
Banco Santander S.A.	BNP	EUR	6,880,000	(1.00%)	06/20/23	Quarterly	—	(94,237)	(135,726)	(41,489)
Calpine Corp.	GSC	USD	3,760,000	(5.00%)	06/20/24	Quarterly	—	(341,196)	(482,211)	(141,015)
Cox Communications, Inc.	GSC	USD	4,070,000	(1.00%)	06/20/24	Quarterly	—	(67,991)	(111,666)	(43,675)
Dell, Inc	JPM	USD	4,370,000	(1.00%)	06/20/24	Quarterly	238,966	—	199,699	(39,267)
Deutsche Bank AG	JPM	EUR	2,025,000	(1.00%)	06/20/24	Quarterly	198,278	—	225,579	27,301
Deutsche Bank AG	HSBC	EUR	2,040,000	(1.00%)	06/20/24	Quarterly	211,686	—	227,248	15,562
Dillards, Inc.	BCLY	USD	3,680,000	(5.00%)	06/20/24	Quarterly	—	(409,852)	(575,474)	(165,622)
Ineos Group Holdings S.A.	BOA	EUR	7,270,000	(5.00%)	06/20/24	Quarterly	—	(651,245)	(1,180,623)	(529,378)
Kohl’s Corp.	JPM	USD	8,370,000	(1.00%)	06/20/24	Quarterly	81,068	—	118,534	37,466
Kohl’s Corp.	MSC	USD	3,195,000	(1.00%)	06/20/24	Quarterly	35,238	—	45,246	10,008
Macy’s, Inc.	CBK	USD	8,770,000	(1.00%)	06/20/24	Quarterly	490,024	—	247,160	(242,864)
MDC Holdings, Inc.	JPM	USD	3,075,000	(1.00%)	03/20/20	Quarterly	13,841	—	(21,296)	(35,137)
Naturgy Energy Group S.A.	GSC	EUR	14,200,000	(1.00%)	12/20/23	Quarterly	—	(171,768)	(454,439)	(282,671)
Omnicom Group	GSC	USD	8,110,000	(1.00%)	06/20/24	Quarterly	—	(146,655)	(245,442)	(98,787)
Realogy Group LLC	GSC	USD	4,190,000	(5.00%)	06/20/24	Quarterly	—	(7,958)	628,376	636,334
Target Corp.	JPM	USD	8,040,000	(1.00%)	06/20/24	Quarterly	—	(216,209)	(273,009)	(56,800)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

Tenet Healthcare Corp.	GSC	USD	3,830,000	(5.00%)	06/20/24	Quarterly	$—	$(230,216)	$(81,399)	$148,817
Tesco plc	BCLY	EUR	15,550,000	(1.00%)	06/20/23	Quarterly	—	(34,880)	(141,091)	(106,211)
Verizon Communications, Inc.	CBK	USD	4,070,000	(1.00%)	06/20/24	Quarterly	—	(65,192)	(96,221)	(31,029)
Western Union	GSC	USD	8,420,000	(1.00%)	06/20/24	Quarterly	165,191	—	2,605	(162,586)

Total							$1,434,292	$(2,786,813)	$(2,767,697)	$(1,415,176)

Credit default swaps on single-name issues:
Sell protection:
Liberty Interactive LLC	GSC	USD	1,425,000	5.00%	03/20/20	Quarterly	$21,037	$—	$51,297	$30,260
Liberty Interactive LLC	BCLY	USD	850,000	5.00%	03/20/20	Quarterly	10,810	—	30,598	19,788

Total							$31,847	$—	$81,895	$50,048

Total single-name issues							$1,466,139	$(2,786,813)	$(2,685,802)	$(1,365,128)

Total OTC contracts							$1,797,383	$(2,847,289)	$(2,500,915)	$(1,451,009)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2019

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.21	USD	5,550,000	(5.00%)	06/20/24	Quarterly	$(768,857)	$(797,596)	$(28,739)
CDX.NA.HY.32.V2	USD	48,029,850	(5.00%)	06/20/24	Quarterly	(3,009,368)	(3,938,662)	(929,294)
ITRAXX.FIN.SEN.31.V1	EUR	17,220,000	(1.00%)	06/20/24	Quarterly	(118,471)	$(359,768)	$(241,297)
ITRAXX.SUB.FIN.16	EUR	7,455,000	(1.00%)	06/20/24	Quarterly	(200,031)	(221,493)	(21,462)

Total						$(4,096,727)	$(5,317,519)	$(1,220,792)

Credit default swaps on indices:
Sell protection:
ITRAXX.EUR.31.V1	EUR	17,062,500	1.00%	06/20/24	Quarterly	$474,951	$481,245	$6,294

Total						$(3,621,776)	$(4,836,274)	$(1,214,498)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2019

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
2.06% Fixed	3 Mo. CAD CDOR	CAD	47,560,000	09/18/24	Semi-Annual	$4,496	$—	$(423,450)	$(427,946)
2.09% Fixed	3 Mo. CAD CDOR	CAD	35,851,000	09/15/24	Semi-Annual	—	(7,935)	(214,074)	(206,139)
2.28% Fixed	3 Mo. CAD CDOR	CAD	11,121,000	09/18/29	Semi-Annual	—	(3,381)	(277,602)	(274,221)
1.90% Fixed	3 Mo. NZD NZDBBR FRA	NZD	26,229,000	09/18/24	Semi-Annual	—	—	(499,710)	(499,710)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

3 Mo. NZD NZDBBR FRA	1.77% Fixed	NZD	105,105,000	06/16/23	Quarterly	$—	$—	$706,718	$706,718
3 Mo. NZD NZDBBR FRA	1.80% Fixed	NZD	78,665,000	06/16/23	Quarterly	—	—	555,274	555,274
3 Mo. NZD NZDBBR FRA	1.77% Fixed	NZD	17,890,000	06/16/23	Quarterly	—	—	119,494	119,494
3 Mo. NZD NZDBBR FRA	1.39% Fixed	NZD	102,266,930	09/15/23	Quarterly	—	—	147,910	147,910
3 Mo. NZD NZDBBR FRA	1.40% Fixed	NZD	52,714,620	09/15/23	Quarterly	—	—	84,052	84,052
3 Mo. NZD NZDBBR FRA	1.39% Fixed	NZD	52,100,450	09/15/23	Quarterly	—	—	78,112	78,112
3 Mo. NZD NZDBBR FRA	2.19% Fixed	NZD	39,109,000	09/15/24	Quarterly	26,368	—	615,364	588,996
3 Mo. NZD NZDBBR FRA	1.66% Fixed	NZD	54,967,000	09/18/24	Quarterly	525,617	—	631,463	105,846
3 Mo. NZD NZDBBR FRA	2.97% Fixed	NZD	27,960,000	06/19/29	Quarterly	2,142	—	807,464	805,322
3 Mo. NZD NZDBBR FRA	2.44% Fixed	NZD	12,250,000	09/18/29	Quarterly	—	(7,067)	590,498	597,565
3 Mo. SEK STIBOR	0.72% Fixed	SEK	235,927,000	09/15/24	Quarterly	—	(1,301)	469,921	471,222
3 Mo. SEK STIBOR	0.13% Fixed	SEK	1,023,517,000	09/18/24	Quarterly	—	(355,960)	743,310	1,099,270
3 Mo. SEK STIBOR	0.50% Fixed	SEK	166,067,000	09/18/24	Quarterly	—	(662)	443,051	443,713
3 Mo. SEK STIBOR	0.16% Fixed	SEK	1,541,549,000	12/18/24	Quarterly	—	(249,623)	1,159,336	1,408,959
3 Mo. SEK STIBOR	1.72% Fixed	SEK	142,216,000	03/20/29	Quarterly	—	(1,667)	730,708	732,375
3 Mo. SEK STIBOR	1.00% Fixed	SEK	72,835,000	09/18/29	Quarterly	—	(2,139)	455,634	457,773
1.78% Fixed	3 Mo. USD LIBOR	USD	27,995,000	12/15/24	Semi-Annual	24,186	—	12,367	(11,819)
2.53% Fixed	3 Mo. USD LIBOR	USD	36,159,000	09/18/24	Semi-Annual	—	(95,679)	(1,214,750)	(1,119,071)
2.69% Fixed	3 Mo. USD LIBOR	USD	8,555,000	09/18/29	Semi-Annual	—	(39,939)	(556,916)	(516,977)
3 Mo. USD LIBOR	2.79% Fixed	USD	33,942,000	09/30/25	Semi-Annual	—	—	(2,079,537)	(2,079,537)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,475,000	12/31/48	Semi-Annual	—	—	(231,793)	(231,793)
3 Mo. USD LIBOR	2.87% Fixed	USD	737,500	01/28/49	Semi-Annual	—	—	(113,857)	(113,857)
3 Mo. USD LIBOR	2.39% Fixed	USD	1,450,000	05/31/49	Semi-Annual	—	—	(64,573)	(64,573)
7.81% Fixed	3 Mo. ZAR JIBAR	ZAR	1,998,366,000	09/18/29	Quarterly	—	—	26,297	26,297
6 Mo. AUD BBSW	1.84% Fixed	AUD	37,316,000	09/15/24	Semi-Annual	—	—	541,718	541,718
6 Mo. AUD BBSW	1.41% Fixed	AUD	26,234,000	12/18/24	Semi-Annual	214,886	—	312,743	97,857
6 Mo. AUD BBSW	2.19% Fixed	AUD	11,625,000	09/18/29	Semi-Annual	15,385	—	579,897	564,512
6 Mo. AUD BBSW	2.25% Fixed	AUD	27,325,000	09/18/29	Semi-Annual	25,928	—	362,550	336,622
6 Mo. EUR EURIBOR	0.41% Fixed	EUR	21,843,000	09/15/24	Semi-Annual	31,472	—	499,317	467,845
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	14,701,000	09/18/24	Semi-Annual	—	(13,138)	413,241	426,379
6 Mo. EUR EURIBOR	1.16% Fixed	EUR	14,858,000	09/18/29	Semi-Annual	918	—	655,141	654,223
6 Mo. EUR EURIBOR	0.69% Fixed	EUR	6,702,000	09/18/29	Semi-Annual	25,455	—	506,275	480,820
1.28% Fixed	6 Mo. GBP LIBOR	GBP	30,677,000	09/18/24	Semi-Annual	—	(995,134)	(1,110,376)	(115,242)
1.38% Fixed	6 Mo. GBP LIBOR	GBP	113,000	09/15/24	Semi-Annual	—	(20)	(2,763)	(2,743)
6 Mo. GBP LIBOR	0.63% Fixed	GBP	454,637,000	09/16/21	Semi-Annual	125,841	—	191,066	65,225
6 Mo. GBP LIBOR	1.35% Fixed	GBP	434,135,000	03/17/23	Semi-Annual	5,582,106	—	7,490,470	1,908,364
3.06% Fixed	6 Mo. HUF BUBOR	HUF	7,023,427,000	03/20/29	Annual	53,764	—	(1,055,597)	(1,109,361)
0.03% Fixed	6 Mo. JPY LIBOR	JPY	2,752,817,000	09/15/24	Semi-Annual	—	(16,664)	(101,407)	(84,743)
0.19% Fixed	6 Mo. JPY LIBOR	JPY	830,207,000	09/18/29	Semi-Annual	—	(17,761)	(129,382)	(111,621)
1.81% Fixed	6 Mo. NOK NIBOR	NOK	324,375,000	09/18/24	Annual	—	(169,670)	(111,723)	57,947
1.91% Fixed	6 Mo. NOK NIBOR	NOK	233,760,000	09/15/24	Annual	—	(892)	(154,156)	(153,264)
1.91% Fixed	6 Mo. NOK NIBOR	NOK	77,415,000	12/18/29	Annual	—	(38,970)	(95,475)	(56,505)
2.03% Fixed	6 Mo. PLN WIBOR	PLN	114,869,000	09/18/29	Annual	59,244	—	(11,572)	(70,816)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

2.25% Fixed	6 Mo. PLN WIBOR	PLN	404,286,000	09/18/29	Annual	$—	$(354,092)	$(2,106,111)	$(1,752,019)
2.64% Fixed	6 Mo. USD LIBOR	USD	13,600,000	03/16/27	Semi-Annual	—	—	(458,086)	(458,086)

Total						$6,717,808	$(2,371,694)	$8,916,481	$4,570,367

Foreign Currency Contracts Outstanding at July 31, 2019

Amount and Description		Amount and Description
of Currency to be		of Currency to be			Settlement
Purchased		Sold		Counterparty	Date	Appreciation	Depreciation
3,436,000	AUD	2,373,766	USD	MSC	08/06/19	$—	$(23,497)
5,375,000	AUD	3,756,319	USD	CIBC	08/06/19	—	(79,750)
39,240,000	AUD	27,365,819	USD	GSC	08/06/19	—	(525,155)
54,186,000	AUD	37,816,269	USD	HSBC	08/06/19	—	(752,349)
72,301,000	AUD	50,458,795	USD	RBS	08/06/19	—	(1,003,982)
76,061,000	AUD	53,334,886	USD	UBS	08/06/19	—	(1,308,185)
76,061,000	AUD	53,358,161	USD	TDB	08/06/19	—	(1,331,460)
76,061,000	AUD	53,365,310	USD	BOA	08/06/19	—	(1,338,609)
120,063,000	AUD	83,563,762	USD	CBK	08/06/19	—	(1,439,128)
132,696,000	AUD	92,387,624	USD	JPM	08/06/19	—	(1,621,856)
141,043,000	AUD	98,577,516	USD	BCLY	08/06/19	—	(2,102,292)
4,537,000	AUD	3,135,952	USD	HSBC	08/30/19	—	(29,649)
1,561,000	AUD	1,069,931	USD	CBK	09/05/19	—	(1,023)
12,110,000	BRL	3,195,251	USD	SCB	08/02/19	—	(22,513)
22,530,000	BRL	6,017,628	USD	JPM	08/02/19	—	(114,921)
34,640,000	BRL	9,200,776	USD	CBK	08/02/19	—	(125,331)
714,000	CAD	543,816	USD	CBK	08/06/19	—	(2,762)
3,424,000	CAD	2,610,026	USD	MSC	08/06/19	—	(15,390)
6,668,000	CAD	5,080,433	USD	BCLY	08/06/19	—	(27,561)
14,772,000	CAD	11,270,533	USD	JPM	08/06/19	—	(76,620)
76,914,000	CAD	58,963,784	USD	DEUT	08/06/19	—	(679,959)
285,436,000	CAD	217,805,282	USD	BOA	08/06/19	—	(1,507,834)
529,000	CHF	535,711	USD	MSC	08/06/19	—	(3,518)
7,269,000	CHF	7,394,575	USD	JPM	08/06/19	—	(81,706)
7,457,000	CHF	7,631,044	USD	BCLY	08/06/19	—	(129,043)
2,810,300,000	CLP	4,019,020	USD	CBK	08/06/19	—	(27,056)
144,094,000	CNH	20,927,017	USD	GSC	09/18/19	1,296	(78,633)
933,000	EUR	1,057,406	USD	BCLY	08/06/19	—	(24,079)
2,360,000	EUR	2,668,126	USD	MSC	08/06/19	—	(54,350)
16,121,000	EUR	18,373,910	USD	BOA	08/06/19	—	(519,389)
35,294,000	EUR	40,093,654	USD	HSBC	08/06/19	—	(1,004,427)
125,509,000	EUR	141,715,676	USD	CBK	08/06/19	—	(2,710,463)
314,520,000	EUR	354,456,625	USD	JPM	08/06/19	—	(6,115,712)
772,000	EUR	862,387	USD	DEUT	08/30/19	—	(5,605)
1,037,000	EUR	1,158,248	USD	GSC	08/30/19	—	(7,364)
1,312,258	EUR	1,467,390	USD	UBS	08/30/19	—	(11,020)
494,000	EUR	548,408	USD	BCLY	09/05/19	63	—
485,000	EUR	538,577	USD	MSC	09/05/19	—	(98)
2,870,000	GBP	3,558,832	USD	CBK	08/06/19	—	(67,642)
6,732,000	GBP	8,296,229	USD	JPM	08/06/19	1,446	(108,584)
3,293,000	GBP	4,115,908	USD	SSG	08/06/19	—	(110,162)
4,173,000	GBP	5,233,711	USD	MSC	08/06/19	—	(157,497)
4,723,000	GBP	5,914,618	USD	BCLY	08/06/19	—	(169,359)
600,000	GBP	734,463	USD	BCLY	08/30/19	—	(3,664)
1,281,000	GBP	1,599,615	USD	JPM	08/30/19	—	(39,358)
6,886,075,000	HUF	23,441,479	USD	CBK	08/06/19	—	(60,493)
6,883,320,000	HUF	23,767,298	USD	BCLY	08/06/19	—	(395,666)
150,582,000,000	IDR	10,602,126	USD	BCLY	08/06/19	133,629	—
150,582,000,000	IDR	10,701,585	USD	BNP	09/05/19	—	(2,028)
13,660,000	ILS	3,825,473	USD	HSBC	08/06/19	66,063	—
10,685,000	ILS	3,002,881	USD	BNP	08/06/19	41,122	—
1,970,599,000	INR	28,383,756	USD	MSC	08/06/19	248,862	—
263,190,000	INR	3,803,763	USD	JPM	08/06/19	20,362	—
1,116,895,000	INR	16,165,798	USD	UBS	09/05/19	11,317	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

513,700,000	JPY	4,762,567	USD	BCLY	08/06/19	$—	$(38,624)
2,956,038,000	JPY	27,224,366	USD	HSBC	08/06/19	—	(40,879)
11,503,232,000	JPY	106,602,163	USD	JPM	08/06/19	—	(819,371)
89,677,530,000	JPY	830,177,621	USD	ANZ	08/06/19	—	(5,510,290)
89,677,530,000	JPY	834,423,038	USD	MSC	08/06/19	—	(9,755,707)
132,084,527,000	KRW	111,699,389	USD	MSC	08/06/19	—	(34,805)
921,550,000	MXN	47,733,972	USD	CBK	08/06/19	305,654	—
68,240,000	MXN	3,568,251	USD	GSC	08/06/19	—	(10,958)
308,812,000	MXN	16,109,324	USD	HSBC	08/06/19	—	(11,214)
104,790,000	MXN	5,476,816	USD	BCLY	08/06/19	—	(14,202)
25,680,000	NOK	3,003,828	USD	CBK	08/06/19	—	(103,806)
41,821,000	NOK	4,887,273	USD	MSC	08/06/19	—	(164,458)
499,953,000	NOK	58,511,763	USD	BCLY	08/06/19	—	(2,052,454)
2,037,247,000	NOK	239,070,760	USD	JPM	08/06/19	—	(9,006,014)
15,970,000	NOK	1,817,327	USD	BCLY	09/05/19	—	(12,273)
31,016,000	NOK	3,528,380	USD	JPM	09/05/19	234	(22,943)
20,666,000	NOK	2,360,018	USD	MSC	09/05/19	—	(24,185)
5,173,000	NZD	3,444,878	USD	BCLY	08/06/19	—	(47,842)
4,485,000	NZD	2,995,702	USD	DEUT	08/06/19	—	(50,466)
12,922,000	NZD	8,579,616	USD	JPM	08/06/19	—	(93,924)
87,065,000	NZD	58,144,956	USD	MSC	08/06/19	—	(970,605)
323,380,000	NZD	217,055,566	USD	BNP	08/06/19	—	(4,696,505)
822,000	NZD	541,040	USD	CBK	09/05/19	—	(893)
821,000	NZD	542,065	USD	MSC	09/05/19	—	(2,575)
1,644,000	NZD	1,083,738	USD	JPM	09/05/19	—	(3,444)
38,173,000	PEN	11,577,048	USD	JPM	08/06/19	—	(24,575)
90,336,000	PLN	23,457,712	USD	CBK	08/06/19	—	(147,559)
1,019,966,000	RUB	16,074,278	USD	JPM	08/06/19	—	(62,372)
41,273,000	SEK	4,374,113	USD	BCLY	08/06/19	—	(100,165)
134,046,000	SEK	14,321,256	USD	JPM	08/06/19	—	(440,372)
10,257,000	SEK	1,063,061	USD	JPM	09/05/19	1,527	—
10,266,000	SEK	1,074,125	USD	MSC	09/05/19	—	(8,602)
20,569,000	SEK	2,151,871	USD	BCLY	09/05/19	—	(16,984)
17,700,000	SGD	13,079,140	USD	HSBC	08/06/19	—	(197,258)
680,565,000	THB	22,222,531	USD	JPM	08/06/19	—	(91,158)
747,718,000	TRY	130,171,797	USD	GSC	08/06/19	3,479,515	—
235,039,000	TRY	40,437,618	USD	BCLY	08/06/19	1,574,572	—
46,497,000	TRY	8,300,812	USD	MSC	09/05/19	—	(92,830)
59,175,000	TWD	1,904,877	USD	HSBC	08/06/19	—	(1,226)
59,175,000	TWD	1,906,718	USD	MSC	08/06/19	—	(3,067)
25,376,000	TWD	821,975	USD	CBK	08/06/19	—	(5,632)
118,930,000	TWD	3,833,978	USD	JPM	08/06/19	—	(8,017)
262,656,000	TWD	8,463,355	USD	JPM	09/05/19	591	—
182,532,629	USD	260,423,000	AUD	UBS	08/06/19	4,399,953	—
133,416,859	USD	190,153,000	AUD	SSG	08/06/19	3,349,765	—
54,079,140	USD	77,154,000	AUD	BCLY	08/06/19	1,304,813	—
52,152,251	USD	74,342,000	AUD	TDB	08/06/19	1,301,369	—
49,302,977	USD	70,271,000	AUD	BOA	08/06/19	1,236,710	—
8,789,334	USD	12,502,000	AUD	JPM	08/06/19	237,806	—
3,010,937	USD	4,280,000	AUD	HSBC	08/06/19	83,362	—
1,977,591	USD	2,807,000	AUD	CBK	08/06/19	57,567	—
4,889,387	USD	7,085,000	AUD	CIBC	09/05/19	37,875	—
539,178	USD	781,000	AUD	JPM	09/05/19	4,382	—
5,984,223	USD	22,530,000	BRL	JPM	08/02/19	81,516	—
3,216,553	USD	12,110,000	BRL	SCB	08/02/19	43,815	—
8,966,080	USD	34,640,000	BRL	CBK	08/02/19	—	(109,365)
3,187,429	USD	12,110,000	BRL	SCB	09/04/19	22,037	—
919,694,623	USD	1,205,269,000	CAD	BOA	08/06/19	6,366,911	—
142,372,566	USD	186,634,000	CAD	JPM	08/06/19	945,215	—
135,831,185	USD	178,110,000	CAD	RBC	08/06/19	863,142	—
109,712,867	USD	144,192,000	CAD	RBS	08/06/19	447,176	—
34,833,228	USD	45,576,000	CAD	DEUT	08/06/19	296,686	—
5,298,653	USD	6,942,000	CAD	BCLY	08/06/19	38,150	—
2,802,029	USD	3,673,000	CAD	MSC	08/06/19	18,705	—
1,621,085	USD	2,125,000	CAD	CBK	08/06/19	10,804	—
1,845,967	USD	2,424,000	CAD	BCLY	09/05/19	7,988	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

543,651	USD	714,000	CAD	JPM	09/05/19	$2,266	$—
1,974,805	USD	2,602,000	CAD	MSC	09/05/19	1,859	—
9,152,467	USD	9,040,000	CHF	JPM	08/06/19	57,915	—
3,267,690	USD	3,224,000	CHF	BCLY	08/06/19	24,233	—
1,622,661	USD	1,602,000	CHF	MSC	08/06/19	10,994	—
1,750,469	USD	1,729,000	CHF	MSC	09/05/19	6,175	—
1,094,642	USD	1,082,000	CHF	BCLY	09/05/19	3,070	—
1,202,226	USD	1,189,000	CHF	JPM	09/05/19	2,708	—
544,960	USD	540,000	CHF	CBK	09/05/19	184	—
2,969,360	USD	2,051,700,000	CLP	HSBC	08/06/19	54,969	—
1,118,104	USD	758,600,000	CLP	CBK	08/06/19	40,531	—
4,019,595	USD	2,810,300,000	CLP	CBK	09/05/19	27,068	—
14,630,459	USD	101,513,000	CNH	BCLY	09/18/19	—	(57,962)
10,113,235	USD	32,476,532,000	COP	CBK	08/06/19	218,770	—
975,004,238	USD	6,383,499,000	DKK	BOA	08/06/19	28,235,493	—
361,141,526	USD	321,395,000	EUR	JPM	08/06/19	5,186,330	—
156,770,923	USD	137,319,000	EUR	HSBC	08/06/19	4,685,759	—
156,509,330	USD	137,319,000	EUR	BOA	08/06/19	4,424,166	—
208,839,674	USD	184,666,000	EUR	CBK	08/06/19	4,316,199	—
89,061,862	USD	79,619,000	EUR	BCLY	08/06/19	881,284	—
31,818,116	USD	28,604,000	EUR	MSC	08/06/19	138,275	—
26,950,176	USD	24,253,000	EUR	GSC	08/06/19	89,207	—
79,209,457	USD	70,917,627	EUR	GSC	08/30/19	503,625	—
3,073,230	USD	2,755,000	EUR	UBS	08/30/19	15,675	—
6,079,195	USD	5,441,000	EUR	CBK	09/05/19	38,246	—
4,476,447	USD	4,010,000	EUR	CIBC	09/05/19	24,286	—
1,193,407	USD	1,067,000	EUR	MSC	09/05/19	8,755	—
542,508	USD	485,000	EUR	BCLY	09/05/19	4,030	—
8,058,198	USD	6,401,000	GBP	BCLY	08/06/19	271,749	—
8,975,659	USD	7,215,000	GBP	JPM	08/06/19	199,026	—
4,103,856	USD	3,277,000	GBP	BOA	08/06/19	117,574	—
1,088,075	USD	870,000	GBP	CBK	08/06/19	29,770	—
3,402,773	USD	2,725,000	GBP	JPM	08/30/19	83,724	—
1,169,737	USD	956,000	GBP	MSC	09/05/19	5,048	—
53,341,920	USD	15,161,374,000	HUF	MSC	08/06/19	1,862,977	—
10,740,514	USD	150,582,000,000	IDR	BNP	08/06/19	4,759	—
6,374,602	USD	22,750,000	ILS	BNP	08/06/19	—	(106,544)
16,215,673	USD	1,116,895,000	INR	UBS	08/06/19	—	(12,706)
1,203,211,730	USD	130,252,589,000	JPY	JPM	08/06/19	5,419,429	—
261,450,224	USD	28,200,981,000	JPY	CBK	08/06/19	2,116,277	—
290,008,338	USD	31,473,303,000	JPY	MSC	08/06/19	582,385	—
21,702,410	USD	2,332,792,000	JPY	HSBC	08/06/19	250,243	—
2,785,541	USD	300,900,000	JPY	ANZ	08/06/19	18,489	—
5,191,211	USD	562,800,000	JPY	SSG	08/06/19	15,748	—
2,274,633	USD	246,169,000	JPY	BCLY	08/06/19	10,884	—
57,510,877	USD	6,237,566,000	JPY	JPM	09/05/19	20,843	(829)
3,903,445	USD	422,900,000	JPY	BCLY	09/05/19	5,628	—
544,860	USD	59,135,000	JPY	MSC	09/05/19	—	(180)
187,061,417	USD	215,896,934,000	KRW	BNP	08/06/19	4,541,618	—
40,747,769	USD	48,272,120,000	KRW	HSBC	08/06/19	—	(61,599)
111,779,738	USD	132,084,527,000	KRW	MSC	09/05/19	14,976	—
16,143,181	USD	308,178,000	MXN	BCLY	08/06/19	78,120	—
3,156,339	USD	60,255,000	MXN	JPM	08/06/19	15,296	—
24,112,072	USD	462,267,000	MXN	GSC	08/06/19	14,482	—
13,928,969	USD	267,411,000	MXN	CBK	08/06/19	19,199	(30,141)
159,858,566	USD	1,361,338,000	NOK	JPM	08/06/19	6,123,704	—
267,592,843	USD	2,321,920,000	NOK	CBK	08/06/19	5,380,191	—
14,006,072	USD	121,504,000	NOK	BNP	08/06/19	284,718	—
2,274,728	USD	19,726,000	NOK	BCLY	08/06/19	47,085	—
540,628	USD	4,611,000	NOK	MSC	08/06/19	19,911	—
382,918,022	USD	570,490,000	NZD	BNP	08/06/19	8,285,327	—
290,241,435	USD	432,197,000	NZD	JPM	08/06/19	6,423,793	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

56,598,133	USD	84,909,000	NZD	CBK	08/06/19	$839,597	$—
19,221,368	USD	28,958,000	NZD	BCLY	08/06/19	205,060	—
3,551,812	USD	5,290,000	NZD	ANZ	08/06/19	77,944	—
1,896,261	USD	2,795,000	NZD	MSC	08/06/19	60,825	—
3,939,626	USD	5,965,000	NZD	UBS	09/05/19	19,944	—
539,391	USD	821,000	NZD	BCLY	09/05/19	—	(99)
538,133	USD	821,000	NZD	JPM	09/05/19	—	(1,357)
28,771,366	USD	107,577,000	PLN	JPM	08/06/19	1,012,374	—
3,521,688	USD	222,870,000	RUB	DEUT	08/06/19	22,969	—
98,950,597	USD	917,658,000	SEK	JPM	08/06/19	3,924,237	—
12,075,272	USD	114,104,000	SEK	HSBC	08/06/19	259,446	—
2,206,646	USD	20,660,000	SEK	UBS	08/06/19	67,238	—
2,612,752	USD	24,656,000	SEK	BCLY	08/06/19	59,546	—
1,426,041	USD	13,406,000	SEK	MSC	08/06/19	37,807	—
194,100,889	USD	262,695,000	SGD	HSBC	08/06/19	2,914,113	—
11,428,404	USD	15,628,000	SGD	BCLY	08/06/19	54,503	—
5,607,318	USD	7,650,000	SGD	JPM	08/06/19	39,726	—
6,951,799	USD	215,040,000	THB	MSC	08/06/19	—	(41,112)
1,677,291	USD	9,612,000	TRY	MSC	08/06/19	—	(40,812)
122,802,962	USD	701,549,000	TRY	GSC	08/06/19	8,843	(2,604,686)
94,137,448	USD	551,591,000	TRY	BCLY	08/06/19	—	(4,457,024)
8,303,587	USD	46,525,000	TRY	GSC	09/05/19	90,663	—
16,256,676	USD	91,956,000	TRY	BCLY	09/05/19	63,610	(39,662)
8,447,568	USD	262,656,000	TWD	JPM	08/06/19	—	(2,038)
81,740,145	USD	1,149,825,000	ZAR	GSC	08/06/19	1,660,264	—
67,845,300	USD	965,472,000	ZAR	BCLY	08/06/19	604,736	—
24,759,999	USD	347,533,000	ZAR	UBS	08/06/19	555,967	—
8,198,145	USD	115,925,000	ZAR	BOA	08/06/19	124,516	—
5,516,830	USD	78,530,000	ZAR	SCB	08/06/19	47,586	—
16,533,315	USD	235,050,000	ZAR	GSC	09/05/19	218,678	—
24,587,944	USD	352,575,000	ZAR	JPM	09/05/19	123,169	(7,180)
8,238,985	USD	117,525,000	ZAR	MSC	09/05/19	81,667	—
117,525,000	ZAR	8,253,740	USD	MSC	08/06/19	—	(68,679)
342,453,000	ZAR	24,606,283	USD	UBS	08/06/19	—	(756,049)
810,512,000	ZAR	57,618,245	USD	GSC	08/06/19	—	(1,169,912)
705,150,000	ZAR	49,434,557	USD	GSC	09/05/19	—	(490,647)
Total						$131,482,073	$(70,763,579)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2019 (Unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe

Other Abbreviations:
BBSW	Bank Bill Swap Referance Rate
BUBOR	Budapest Interbank Offered Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NZDBB	New Zealand Bank Bill
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
WIBOR	Warsaw Interbank Offered Rate

The Hartford World Bond Fund
Schedule of Investments July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Utilities	$307,333	$—	$307,333	$—
Asset & Commercial Mortgage Backed Securities	410,027,668	—	410,027,668	—
Corporate Bonds	391,587,463	—	391,587,463	—
Escrows	961,894	—	961,894	—
Foreign Government Obligations	3,244,050,803	—	3,244,050,803	—
Senior Floating Rate Interests	159,701,396	—	159,701,396	—
U.S. Government Agencies	109,815,850	—	109,815,850	—
U.S. Government Securities	926,215,284	—	926,215,284	—
Convertible Bonds	3,377,881	—	3,377,881	—
Preferred Stocks	556,196	556,196	—	—
Short-Term Investments	249,348,807	249,348,807	—	—
Purchased Options	5,795,122	762,132	5,032,990	—
Foreign Currency Contracts(2)	131,482,073	—	131,482,073	—
Futures Contracts(2)	454,393	454,393	—	—
Swaps - Credit Default(2)	931,830	—	931,830	—
Swaps - Interest Rate(2)	14,030,410	—	14,030,410	—

Total	$5,648,644,403	$251,121,528	$5,397,522,875	$—

Liabilities
Foreign Currency Contracts(2)	$(70,763,579)	$—	$(70,763,579)	$—
Futures Contracts(2)	(9,288,506)	(9,288,506)	—	—
Swaps - Credit Default(2)	(3,597,337)	—	(3,597,337)	—
Swaps - Interest Rate(2)	(9,460,043)	—	(9,460,043)	—
TBA Sale Commitments	(26,112,945)	—	(26,112,945)	—
Written Options	(326,632)	(326,632)	—	—

Total	$(119,549,042)	$(9,615,138)	$(109,933,904)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended July 31, 2019 is not presented.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collaterals inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a shortsale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At July 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Balanced Retirement Fund	$71,119	$73,190	$—
Balanced Income Fund	14,442,052	14,855,844	—
Capital Appreciation Fund	2,600,350	2,777,506	—
Core Equity Fund	17,708,576	18,279,968	—
Emerging Markets Equity Fund	2,092,757	2,020,435	215,450
Emerging Markets Local Debt Fund	443,025	464,937	—
Environmental Opportunities Fund	—	—	405,027
Global All-Asset Fund (consolidated)	5,882,459	5,847,607	234,266

Global Real Asset Fund (consolidated)	3,372,894	3,226,282	340,316
Healthcare Fund	32,492,238	33,769,735	52,865
International Equity Fund	21,000,900	17,937,000	4,497,294
International Growth Fund	1,527,139	1,276,347	295,400
International Opportunities Fund	4,238,589	1,175,320	3,428,878
International Small Company Fund	8,278,458	3,390,040	5,401,669
International Value Fund	39,565,794	35,253,412	6,428,665
Multi-Asset Income and Growth Fund	7,165,479	7,196,993	206,468
MidCap Fund	145,532,422	87,020,241	64,358,052
Short Duration Fund	2,113,719	2,170,980	—
Small Company Fund	5,871,909	7,159,574	36,482
Strategic Income Fund	3,042,455	3,153,591	—
Total Return Bond Fund	6,614,817	6,862,793	—
World Bond Fund	6,699,573	6,906,668	—
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
(3)	U.S. Government securities.

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2019.

Balanced Retirement Fund

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Affiliated Investment Companies	$57,608	$—	$—	$—	$57,608
Corporate Bonds	15,582	—	—	—	15,582
Total	$73,190	$—	$—	$—	$73,190
Total Borrowings	$73,190	$—	$—	$—	$73,190

Gross amount of recognized liabilities for securities lending transactions					$73,190

Balanced Income Fund
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$14,134,931	$—	$—	$—	$14,134,931
Foreign Government Obligations	720,913	—	—	—	720,913
Total	$14,855,844	$—	$—	$—	$14,855,844
Total Borrowings	$14,855,844	$—	$—	$—	$14,855,844

Gross amount of recognized liabilities for securities lending transactions					$14,855,844

Capital Appreciation Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,777,506	$—	$—	$—	$2,777,506

Total Borrowings	$2,777,506	$—	$—	$—	$2,777,506

Gross amount of recognized liabilities for securities lending transactions					$2,777,506

Core Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$18,279,968	$—	$—	$—	$18,279,968

Total Borrowings	$18,279,968	$—	$—	$—	$18,279,968

Gross amount of recognized liabilities for securities lending transactions					$18,279,968

Environmental Opportunities Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$405,027	$—	$—	$—	$405,027

Total Borrowings	$405,027	$—	$—	$—	$405,027

Gross amount of recognized liabilities for securities lending transactions					$405,027

Emerging Markets Equity Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,020,435	$—	$—	$—	$2,020,435

Total Borrowings	$2,020,435	$—	$—	$—	$2,020,435

Gross amount of recognized liabilities for securities lending transactions					$2,020,435

Emerging Markets Local Debt Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$464,937	$—	$—	$—	$464,937

Total Borrowings	$464,937	$—	$—	$—	$464,937

Gross amount of recognized liabilities for securities lending transactions					$464,937

Global All-Asset Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$786,740	$—	$—	$—	$786,740
Corporate Bonds	35,440	—	—	—	35,440
Exchange-Traded Funds	5,025,427	—	—	—	5,025,427
Total	$5,847,607	$—	$—	$—	$5,847,607
Total Borrowings	$5,847,607	$—	$—	$—	$5,847,607

Gross amount of recognized liabilities for securities lending transactions					$5,847,607

Global Real Asset Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,933,818	$—	$—	$—	$1,933,818
Corporate Bonds	7,944	—	—	—	7,944
Exchange-Traded Funds	1,284,520	—	—	—	1,284,520
Total	$3,226,282	$—	$—	$—	$3,226,282
Total Borrowings	$3,226,282	$—	$—	$—	$3,226,282

Gross amount of recognized liabilities for securities lending transactions					$3,226,282

Healthcare Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$33,769,735	$—	$—	$—	$33,769,735

Total Borrowings	$33,769,735	$—	$—	$—	$33,769,735

Gross amount of recognized liabilities for securities lending transactions					$33,769,735

International Equity Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$17,937,000	$—	$—	$—	$17,937,000

Total Borrowings	$17,937,000	$—	$—	$—	$17,937,000

Gross amount of recognized liabilities for securities lending transactions					$17,937,000

International Growth Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,276,347	$—	$—	$—	$1,276,347

Total Borrowings	$1,276,347	$—	$—	$—	$1,276,347

Gross amount of recognized liabilities for securities lending transactions					$1,276,347

International Opportunities Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,175,320	$—	$—	$—	$1,175,320

Total Borrowings	$1,175,320	$—	$—	$—	$1,175,320

Gross amount of recognized liabilities for securities lending transactions					$1,175,320

International Small Company Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,390,040	$—	$—	$—	$3,390,040

Total Borrowings	$3,390,040	$—	$—	$—	$3,390,040

Gross amount of recognized liabilities for securities lending transactions					$3,390,040

International Value Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$35,253,412	$—	$—	$—	$35,253,412

Total Borrowings	$35,253,412	$—	$—	$—	$35,253,412

Gross amount of recognized liabilities for securities lending transactions					$35,253,412

MidCap Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$87,020,241	$—	$—	$—	$87,020,241

Total Borrowings	$87,020,241	$—	$—	$—	$87,020,241

Gross amount of recognized liabilities for securities lending transactions					$87,020,241

Multi-Asset Income and Growth Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,052,296	$—	$—	$—	$3,052,296
Convertible Bonds	243,296	—	—	—	243,296
Corporate Bonds	72,617	—	—	—	72,617
Exchange-Traded Funds	3,750,448	—	—	—	3,750,448
Municipal Bonds	78,336	—	—	—	78,336
Total	$7,196,993	$—	$—	$—	$7,196,993
Total Borrowings	$7,196,993	$—	$—	$—	$7,196,993

Gross amount of recognized liabilities for securities lending transactions					$7,196,993

Short Duration Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$2,170,980	$—	$—	$—	$2,170,980

Total Borrowings	$2,170,980	$—	$—	$—	$2,170,980

Gross amount of recognized liabilities for securities lending transactions					$2,170,980

Small Company Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$7,159,574	$—	$—	$—	$7,159,574

Total Borrowings	$7,159,574	$—	$—	$—	$7,159,574

Gross amount of recognized liabilities for securities lending transactions					$7,159,574

Strategic Income Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,791,326	$—	$—	$—	$1,791,326
Foreign Government Obligations	559,824	—	—	—	559,824
Municipal Bonds	802,441	—	—	—	802,441
Total	$3,153,591	$—	$—	$—	$3,153,591
Total Borrowings	$3,153,591	$—	$—	$—	$3,153,591

Gross amount of recognized liabilities for securities lending transactions					$3,153,591

Total Return Bond Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$3,131,414	$—	$—	$—	$3,131,414
Municipal Bonds	3,731,379	—	—	—	3,731,379
Total	$6,862,793	$—	$—	$—	$6,862,793
Total Borrowings	$6,862,793	$—	$—	$—	$6,862,793

Gross amount of recognized liabilities for securities lending transactions					$6,862,793

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

4. Subsequent Events:

Effective November 8, 2019, the Hartford Environmental Opportunities Fund will add Schroder Investment Management North America Inc. as a sub-adviser and Schroder Investment Management North America Ltd. as a sub-sub-adviser to the Hartford Environmental Opportunities Fund. The Hartford Environmental Opportunities Fund will also change the description of its principal investment strategies and its name to the Hartford Climate Opportunities Fund. Please refer to the prospectus supplement dated August 8, 2019 for more information.

It is currently anticipated that the Hartford Global All-Asset Fund will merge into the Hartford AARP Balanced Retirement Fund after the close of business on or about September 20, 2019.

It is currently anticipated that The Hartford International Small Company Fund will merge into the Hartford Global Impact Fund after the close of business on or about November 22, 2019.